UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22903
J.P. Morgan Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
J.P. Morgan Investment Management Inc.
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
1-844-457-6383
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Active China ETF

Ticker: JCHI - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Active China ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active China ETF	$32	0.65%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$12,509,841
Total number of portfolio holdings	47
Portfolio turnover rate	33%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCHI-425
JPMorgan Active China ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan ActiveBuilders Emerging Markets Equity ETF

Ticker: JEMA - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan ActiveBuilders Emerging Markets Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan ActiveBuilders Emerging Markets Equity ETF	$17	0.33%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$1,084,113,319
Total number of portfolio holdings	508
Portfolio turnover rate	21%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JEMA-425
JPMorgan ActiveBuilders Emerging Markets Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Active Developing Markets Equity ETF
Ticker: JADE - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Active Developing Markets Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active Developing Markets Equity ETF	$33	0.65%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$14,543,222
Total number of portfolio holdings	134
Portfolio turnover rate	14%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JADE-425
JPMorgan Active Developing Markets Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan BetaBuilders Canada ETF
Ticker: BBCA - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders Canada ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders Canada ETF	$10	0.19%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$7,777,310,263
Total number of portfolio holdings	78
Portfolio turnover rate	1%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBCA-425
JPMorgan BetaBuilders Canada ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF

Ticker: BBAX - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	$9	0.19%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$4,798,636,464
Total number of portfolio holdings	106
Portfolio turnover rate	2%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBAX-425
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan BetaBuilders Emerging Markets Equity ETF

Ticker: BBEM - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders Emerging Markets Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders Emerging Markets Equity ETF	$7	0.15%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$933,751,193
Total number of portfolio holdings	1,105
Portfolio turnover rate	3%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBEM-425
JPMorgan BetaBuilders Emerging Markets Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan BetaBuilders Europe ETF
Ticker: BBEU - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders Europe ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders Europe ETF	$5	0.09%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$4,336,542,299
Total number of portfolio holdings	397
Portfolio turnover rate	2%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBEU-425
JPMorgan BetaBuilders Europe ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan BetaBuilders International Equity ETF
Ticker: BBIN - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders International Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders International Equity ETF	$4	0.07%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$5,162,212,396
Total number of portfolio holdings	705
Portfolio turnover rate	2%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBIN-425
JPMorgan BetaBuilders International Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan BetaBuilders Japan ETF

Ticker: BBJP - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders Japan ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders Japan ETF	$10	0.19%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$12,310,996,359
Total number of portfolio holdings	198
Portfolio turnover rate	1%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBJP-425
JPMorgan BetaBuilders Japan ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan BetaBuilders U.S. Equity ETF

Ticker: BBUS - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Equity ETF	$1	0.02%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$4,287,177,325
Total number of portfolio holdings	548
Portfolio turnover rate	1%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBUS-425
JPMorgan BetaBuilders U.S. Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Ticker: BBMC - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	$3	0.07%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$1,717,682,650
Total number of portfolio holdings	576
Portfolio turnover rate	7%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBMC-425
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Ticker: BBSC - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Small Cap Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	$4	0.09%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$498,210,659
Total number of portfolio holdings	779
Portfolio turnover rate	12%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
BBSC-425
JPMorgan BetaBuilders U.S. Small Cap Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan Carbon Transition U.S. Equity ETF

Ticker: JCTR - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Carbon Transition U.S. Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Carbon Transition U.S. Equity ETF	$7	0.15%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$5,651,838
Total number of portfolio holdings	350
Portfolio turnover rate	12%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JCTR-425
JPMorgan Carbon Transition U.S. Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Climate Change Solutions ETF
Ticker: TEMP - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Climate Change Solutions ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Climate Change Solutions ETF	$23	0.49%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$6,531,411
Total number of portfolio holdings	62
Portfolio turnover rate	29%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
TEMP-425
JPMorgan Climate Change Solutions ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Diversified Return Emerging Markets Equity ETF
Ticker: JPEM - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Diversified Return Emerging Markets Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Return Emerging Markets Equity ETF	$22	0.44%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$322,713,934
Total number of portfolio holdings	532
Portfolio turnover rate	13%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPEM-425
JPMorgan Diversified Return Emerging Markets Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Diversified Return International Equity ETF
Ticker: JPIN - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Diversified Return International Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Return International Equity ETF	$19	0.37%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$325,032,483
Total number of portfolio holdings	457
Portfolio turnover rate	12%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPIN-425
JPMorgan Diversified Return International Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Diversified Return U.S. Equity ETF
Ticker: JPUS - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Diversified Return U.S. Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Return U.S. Equity ETF	$9	0.18%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$352,638,767
Total number of portfolio holdings	367
Portfolio turnover rate	12%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPUS-425
JPMorgan Diversified Return U.S. Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Ticker: JPME - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	$12	0.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$343,540,403
Total number of portfolio holdings	351
Portfolio turnover rate	12%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPME-425
JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Ticker: JPSE - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Diversified Return U.S. Small Cap Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Diversified Return U.S. Small Cap Equity ETF	$14	0.29%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$426,258,226
Total number of portfolio holdings	552
Portfolio turnover rate	13%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JPSE-425
JPMorgan Diversified Return U.S. Small Cap Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan Dividend Leaders ETF

Ticker: JDIV - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Dividend Leaders ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Dividend Leaders ETF	$23	0.47%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$7,054,888
Total number of portfolio holdings	82
Portfolio turnover rate	35%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JDIV-425
JPMorgan Dividend Leaders ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan Flexible Income ETF

Ticker: JFLI - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Flexible Income ETF (the "Fund") for the period of February 12, 2025 (fund inception) to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Flexible Income ETF	$5	0.22%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$28,282,964
Total number of portfolio holdings	485
Portfolio turnover rate	4%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JFLI-425
JPMorgan Flexible Income ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan Global Select Equity ETF

Ticker: JGLO - The NASDAQ Stock Market® LLC
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Global Select Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Global Select Equity ETF	$23	0.47%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$6,227,632,095
Total number of portfolio holdings	75
Portfolio turnover rate	64%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JGLO-425
JPMorgan Global Select Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan Healthcare Leaders ETF

Ticker: JDOC - The NASDAQ Stock Market® LLC
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Healthcare Leaders ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Healthcare Leaders ETF	$31	0.65%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$7,797,391
Total number of portfolio holdings	59
Portfolio turnover rate	45%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JDOC-425
JPMorgan Healthcare Leaders ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan Hedged Equity Laddered Overlay ETF

Ticker: HELO - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Hedged Equity Laddered Overlay ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Hedged Equity Laddered Overlay ETF	$24	0.50%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$2,898,167,171
Total number of portfolio holdings	169
Portfolio turnover rate	16%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HELO-425
JPMorgan Hedged Equity Laddered Overlay ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)

JPMorgan International Growth ETF

Ticker: JIG - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Growth ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Growth ETF	$28	0.55%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$114,189,905
Total number of portfolio holdings	74
Portfolio turnover rate	36%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIG-425
JPMorgan International Growth ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan International Research Enhanced Equity ETF
Ticker: JIRE - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Research Enhanced Equity ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Research Enhanced Equity ETF	$12	0.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$6,876,618,478
Total number of portfolio holdings	208
Portfolio turnover rate	13%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIRE-425
JPMorgan International Research Enhanced Equity ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan International Value ETF
Ticker: JIVE - The NASDAQ Stock Market® LLC
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Value ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Value ETF	$29	0.55%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$192,203,834
Total number of portfolio holdings	334
Portfolio turnover rate	28%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JIVE-425
JPMorgan International Value ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
Ticker: HEQQ - The NASDAQ Stock Market® LLC
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF (the "Fund") for the period of March 26, 2025 (fund inception) to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF	$5	0.50%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$24,841,404
Total number of portfolio holdings	101
Portfolio turnover rate	6%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Put Options Purchased
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
HEQQ-425
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan U.S. Momentum Factor ETF
Ticker: JMOM - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Momentum Factor ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Momentum Factor ETF	$6	0.12%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$1,352,681,290
Total number of portfolio holdings	275
Portfolio turnover rate	19%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JMOM-425
JPMorgan U.S. Momentum Factor ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan U.S. Quality Factor ETF
Ticker: JQUA - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Quality Factor ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Quality Factor ETF	$6	0.12%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$5,711,082,499
Total number of portfolio holdings	275
Portfolio turnover rate	9%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JQUA-425
JPMorgan U.S. Quality Factor ETF

SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025 (Unaudited)
JPMorgan U.S. Value Factor ETF
Ticker: JVAL - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan U.S. Value Factor ETF (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan U.S. Value Factor ETF	$6	0.12%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$503,969,336
Total number of portfolio holdings	380
Portfolio turnover rate	13%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
JVAL-425
JPMorgan U.S. Value Factor ETF

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements filed under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT

COMPANIES.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
April 30, 2025 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan International Research Enhanced Equity ETF	JIRE	NYSE Arca, Inc.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.9%
Australia — 6.9%
ANZ Group Holdings Ltd.	1,273,724	24,356,481
Aristocrat Leisure Ltd.	222,493	9,502,464
BHP Group Ltd.	2,240,593	53,401,512
Brambles Ltd.	957,476	12,582,825
Commonwealth Bank of Australia	497,690	53,048,349
Glencore plc	969,228	3,177,843
Goodman Group, REIT	747,852	14,316,760
GPT Group (The), REIT	1,651,517	4,895,683
Insurance Australia Group Ltd.	3,096,925	16,266,509
Macquarie Group Ltd.	181,432	22,420,470
Medibank Pvt Ltd.	6,013,337	17,888,020
National Australia Bank Ltd.	1,241,361	28,663,893
Northern Star Resources Ltd.	432,288	5,310,087
QBE Insurance Group Ltd.	2,011,197	27,794,589
Rio Tinto Ltd.	709,948	53,116,328
Rio Tinto plc	356,252	21,228,848
Santos Ltd.	4,679,573	17,989,980
Telstra Group Ltd.	3,762,676	10,859,449
Transurban Group	1,942,436	17,504,012
Wesfarmers Ltd.	310,488	15,554,280
Westpac Banking Corp.	750,402	15,747,317
Woodside Energy Group Ltd.	538,403	7,018,157
Woolworths Group Ltd.	968,607	19,549,050
		472,192,906
Belgium — 0.7%
Anheuser-Busch InBev SA	307,277	20,252,314
KBC Group NV	284,427	26,226,657
		46,478,971
China — 0.4%
Prosus NV	560,631	26,284,964
Denmark — 2.5%
Carlsberg A/S, Class B	241,747	32,938,916
Danske Bank A/S	547,155	19,198,339
Novo Nordisk A/S, Class B	1,420,946	95,006,672
Novonesis Novozymes B	391,916	25,457,830
		172,601,757
Finland — 0.7%
Nokia OYJ	1,374,745	6,872,587
Nordea Bank Abp	3,120,826	42,826,346
		49,698,933
France — 12.0%
Air Liquide SA	456,052	93,708,748
INVESTMENTS	SHARES	VALUE($)

France — continued
Airbus SE	275,028	46,669,650
AXA SA *	208,971	9,883,472
BNP Paribas SA	700,766	59,375,539
Capgemini SE	277,733	44,340,722
Cie Generale des Etablissements Michelin SCA	694,569	25,397,419
Dassault Systemes SE	410,732	15,392,645
Engie SA	2,899,332	59,924,335
EssilorLuxottica SA	51,827	14,934,100
Hermes International SCA	4,220	11,605,755
Legrand SA	519,682	57,112,964
L'Oreal SA *	35,561	15,713,177
LVMH Moet Hennessy Louis Vuitton SE	148,242	82,115,578
Orange SA	2,242,096	32,528,440
Pernod Ricard SA	238,659	25,869,551
Safran SA	292,953	77,960,530
Societe Generale SA	1,206,971	62,930,247
TotalEnergies SE	470,138	26,776,794
Vinci SA	464,274	65,215,301
		827,454,967
Germany — 10.6%
adidas AG	85,204	19,604,728
Allianz SE (Registered)	275,408	113,902,327
BASF SE *	73,883	3,773,166
Bayer AG (Registered)	666,845	17,476,124
Daimler Truck Holding AG	171,218	6,878,939
Deutsche Boerse AG	35,943	11,577,021
Deutsche Post AG	890,059	38,030,448
Deutsche Telekom AG (Registered)	2,216,794	79,621,755
E.ON SE	3,442,237	60,203,297
Heidelberg Materials AG	51,776	10,350,717
Infineon Technologies AG	1,311,446	43,439,067
Mercedes-Benz Group AG	163,248	9,760,399
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) *	113,068	77,407,413
Rheinmetall AG	4,433	7,549,633
RWE AG	205,963	7,998,395
SAP SE	381,732	111,690,447
Siemens AG (Registered)	382,856	88,156,927
Siemens Healthineers AG (a)	107,511	5,795,634
Zalando SE * (a)	457,975	16,723,539
		729,939,976
Hong Kong — 1.5%
AIA Group Ltd.	5,488,000	41,121,125
CK Asset Holdings Ltd.	2,575,344	10,521,223
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	1

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
Hong Kong Exchanges & Clearing Ltd.	521,600	22,788,546
Link, REIT	1,195,400	5,596,691
Prudential plc	855,546	9,096,831
Sun Hung Kai Properties Ltd.	1,090,000	10,340,191
Techtronic Industries Co. Ltd.	735,000	7,397,032
		106,861,639
Ireland — 0.3%
AIB Group plc	1,192,695	8,016,175
Kingspan Group plc	127,458	10,755,473
		18,771,648
Italy — 2.1%
Enel SpA	1,259,960	10,922,557
Ferrari NV	28,662	13,120,906
FinecoBank Banca Fineco SpA	1,221,123	24,435,793
Prysmian SpA	284,742	15,641,507
UniCredit SpA	1,326,039	77,150,085
		141,270,848
Japan — 22.4%
Advantest Corp.	294,200	12,308,136
Ajinomoto Co., Inc.	1,520,900	31,108,626
Asahi Group Holdings Ltd.	645,900	8,927,822
Asahi Kasei Corp.	2,019,200	14,071,289
Bridgestone Corp.	761,800	31,854,805
Chugai Pharmaceutical Co. Ltd.	139,800	8,053,816
Daiichi Sankyo Co. Ltd.	1,429,900	36,577,743
Daikin Industries Ltd.	226,483	25,801,689
Denso Corp.	1,790,900	23,123,990
Disco Corp.	46,400	8,977,451
East Japan Railway Co.	1,019,800	22,106,076
Fast Retailing Co. Ltd.	19,700	6,480,214
Fuji Electric Co. Ltd.	423,900	18,849,458
Hitachi Ltd.	2,764,600	68,328,512
Hoya Corp.	332,000	39,065,175
ITOCHU Corp.	1,027,400	52,544,257
Japan Post Bank Co. Ltd.	1,099,000	11,299,865
Kajima Corp.	947,600	22,626,465
Kao Corp.	459,800	19,689,341
Keyence Corp.	112,400	46,993,500
Kobe Bussan Co. Ltd.	399,600	12,211,831
Konami Group Corp.	176,300	25,178,463
Kyowa Kirin Co. Ltd.	804,000	12,554,149
Mitsubishi Corp.	704,600	13,377,948
Mitsubishi Electric Corp.	1,033,400	19,991,542
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Mitsubishi UFJ Financial Group, Inc.	2,380,850	29,996,636
Mitsui & Co. Ltd.	1,365,400	27,609,920
Mitsui Fudosan Co. Ltd.	3,823,800	37,896,331
Murata Manufacturing Co. Ltd.	1,599,800	22,791,645
Nintendo Co. Ltd.	126,400	10,493,729
Nippon Paint Holdings Co. Ltd.	486,500	3,706,533
Nippon Telegraph & Telephone Corp.	30,678,600	32,067,641
Nomura Research Institute Ltd.	581,500	22,019,928
Obic Co. Ltd.	509,000	17,820,851
ORIX Corp.	1,244,800	24,970,727
Otsuka Corp.	680,900	15,101,727
Pan Pacific International Holdings Corp.	858,900	26,443,339
Recruit Holdings Co. Ltd.	501,300	27,779,685
Renesas Electronics Corp.	1,563,600	18,349,259
Resona Holdings, Inc.	2,864,600	22,979,236
SCSK Corp.	566,300	14,811,818
Sekisui House Ltd.	730,500	16,794,342
Seven & i Holdings Co. Ltd.	824,100	12,131,264
Shin-Etsu Chemical Co. Ltd.	1,382,000	42,056,324
Shionogi & Co. Ltd.	885,300	14,873,493
SoftBank Group Corp.	168,300	8,510,873
Sony Group Corp.	3,222,775	85,025,820
Sumitomo Electric Industries Ltd.	644,300	10,356,098
Sumitomo Metal Mining Co. Ltd.	659,600	14,634,562
Sumitomo Mitsui Financial Group, Inc.	2,691,800	64,218,848
Suzuki Motor Corp.	2,692,700	32,268,423
T&D Holdings, Inc.	1,297,900	27,617,522
Takeda Pharmaceutical Co. Ltd.	1,064,200	32,190,590
Terumo Corp.	1,785,100	34,168,129
Tokio Marine Holdings, Inc.	1,520,200	60,933,228
Tokyo Electron Ltd.	285,600	42,525,381
Toyota Industries Corp.	85,500	10,027,003
Toyota Motor Corp.	4,468,600	85,347,665
		1,540,620,733
Macau — 0.1%
Sands China Ltd. *	2,656,000	4,756,762
Netherlands — 4.3%
Adyen NV * (a)	12,040	19,483,288
ASML Holding NV	198,956	133,189,498
Heineken NV	378,942	33,921,071
Koninklijke Ahold Delhaize NV	442,810	18,181,364
Koninklijke KPN NV	9,809,846	45,633,977
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
NN Group NV	492,106	30,176,139
Wolters Kluwer NV	78,195	13,806,032
		294,391,369
New Zealand — 0.1%
Xero Ltd. *	54,384	5,727,347
Singapore — 1.4%
DBS Group Holdings Ltd.	1,402,331	45,560,632
Oversea-Chinese Banking Corp. Ltd.	1,182,300	14,631,866
Sea Ltd., ADR *	175,846	23,572,156
United Overseas Bank Ltd.	554,600	14,729,535
		98,494,189
Spain — 3.1%
Banco Bilbao Vizcaya Argentaria SA	1,632,509	22,404,623
Banco Santander SA (b)	11,752,980	82,751,067
CaixaBank SA (b)	1,390,682	10,658,472
Iberdrola SA	4,017,831	72,424,860
Industria de Diseno Textil SA (b)	482,229	25,931,847
		214,170,869
Sweden — 2.1%
Atlas Copco AB, Class A	4,591,642	71,072,640
Sandvik AB (b)	627,897	12,962,576
Volvo AB, Class B	2,265,820	61,592,967
		145,628,183
Switzerland — 3.7%
ABB Ltd. (Registered)	129,845	6,857,211
Cie Financiere Richemont SA (Registered)	352,349	62,261,907
Givaudan SA (Registered)	2,163	10,435,093
Lonza Group AG (Registered)	88,091	63,294,200
Sandoz Group AG	743,317	32,241,134
SGS SA (Registered)	110,126	10,755,040
UBS Group AG (Registered)	869,060	26,380,637
Zurich Insurance Group AG	64,514	45,757,898
		257,983,120
United Kingdom — 13.2%
3i Group plc	1,345,935	76,302,455
AstraZeneca plc	917,355	131,426,443
BAE Systems plc	138,858	3,219,094
Barclays plc	17,369,194	69,192,667
British American Tobacco plc	677,527	29,511,951
Compass Group plc	617,985	20,835,255
DCC plc	67,221	4,393,422
Diageo plc	619,943	17,408,244
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
HSBC Holdings plc	6,386,573	71,193,525
InterContinental Hotels Group plc	285,684	30,485,314
Lloyds Banking Group plc	14,332,278	14,081,153
London Stock Exchange Group plc	287,353	44,744,174
National Grid plc	2,849,610	41,131,566
NatWest Group plc	5,521,525	35,516,031
Next plc	97,495	16,084,389
Reckitt Benckiser Group plc	309,507	19,977,601
RELX plc	1,742,534	95,099,055
Rolls-Royce Holdings plc	1,698,188	17,189,865
Sage Group plc (The)	1,246,271	20,661,471
SSE plc	2,116,628	47,721,640
Standard Chartered plc	527,509	7,597,845
Tesco plc	9,444,419	46,740,463
Unilever plc	712,080	45,409,435
		905,923,058
United States — 10.8%
BP plc	10,749,375	49,634,084
CSL Ltd.	158,012	25,362,974
Ferrovial SE	611,053	29,808,678
GSK plc	1,232,012	24,372,509
Nestle SA (Registered)	1,508,613	160,572,823
Novartis AG (Registered)	695,243	79,297,547
Roche Holding AG	256,762	83,957,712
Sanofi SA	683,268	74,743,932
Schneider Electric SE	285,336	66,667,553
Shell plc	3,802,383	122,709,528
Spotify Technology SA *	29,145	17,894,447
Stellantis NV (b)	741,325	6,898,344
		741,920,131
Total Common Stocks (Cost $5,809,933,843)		6,801,172,370
Short-Term Investments — 1.6%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.40% (c) (d) (Cost $31,798,932)	31,793,675	31,800,033
Investment of Cash Collateral from Securities Loaned — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (c) (d)(Cost $75,401,770)	75,401,770	75,401,770
Total Short-Term Investments (Cost $107,200,702)		107,201,803
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	3

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Total Investments — 100.5% (Cost $5,917,134,545)		6,908,374,173
Liabilities in Excess of Other Assets — (0.5)%		(31,755,695)
NET ASSETS — 100.0%		6,876,618,478

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $69,947,721.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2025.
Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	13.9%
Pharmaceuticals	9.3
Insurance	6.9
Semiconductors & Semiconductor Equipment	3.7
Oil, Gas & Consumable Fuels	3.2
Capital Markets	3.0
Diversified Telecommunication Services	2.9
Chemicals	2.8
Food Products	2.8
Electrical Equipment	2.7
Textiles, Apparel & Luxury Goods	2.5
Machinery	2.5
Multi-Utilities	2.3
Industrial Conglomerates	2.3
Software	2.2
Aerospace & Defense	2.2
Metals & Mining	2.2
Professional Services	2.1
Automobiles	2.1
Beverages	2.0
Electric Utilities	1.9
Construction & Engineering	1.7
IT Services	1.7
Consumer Staples Distribution & Retail	1.6
Household Durables	1.5
Health Care Equipment & Supplies	1.4
Trading Companies & Distributors	1.4
Automobile Components	1.3
Broadline Retail	1.2
Personal Care Products	1.2
Entertainment	1.1
Electronic Equipment, Instruments & Components	1.0
Others (each less than 1.0%)	7.8
Short-Term Investments	1.6
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	April 30, 2025

STATEMENT OF ASSETS AND LIABILITIES
AS OF April 30, 2025 (Unaudited)

JPMorgan International Research Enhanced Equity ETF
ASSETS:
Investments in non-affiliates, at value	$6,801,172,370
Investments in affiliates, at value	31,800,033
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	75,401,770
Cash	388,642
Foreign currency, at value	222,746
Segregated cash balance with Authorized Participant for deposit securities	230,454
Receivables:
Dividends from non-affiliates	22,079,059
Dividends from affiliates	3,835
Tax reclaims	22,243,793
Securities lending income (See Note 2.C.)	220,713
Total Assets	6,953,763,415
LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.C.)	75,401,770
Collateral upon return of deposit securities	230,454
Accrued liabilities:
Investment advisory fees	776,618
Administration fees	395,279
Printing and mailing costs	33,115
Custodian and accounting fees	195,680
Trustees’ and Chief Compliance Officer’s fees	770
Other	111,251
Total Liabilities	77,144,937
Net Assets	$6,876,618,478
NET ASSETS:
Paid-in-Capital	$5,970,927,358
Total distributable earnings (loss)	905,691,120
Total Net Assets	$6,876,618,478
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	104,077,892
Net asset value, per share	$66.07
Cost of investments in non-affiliates	$5,809,933,843
Cost of investments in affiliates	31,798,932
Cost of foreign currency	223,347
Investment securities on loan, at value (See Note 2.C.)	69,947,721
Cost of investment of cash collateral (See Note 2.C.)	75,401,770
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	5

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025 (Unaudited)

JPMorgan International Research Enhanced Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$2,593,413
Interest income from affiliates	4,825
Dividend income from non-affiliates	106,553,805
Dividend income from affiliates	1,041,584
Income from securities lending (net) (See Note 2.C.)	277,655
Foreign taxes withheld (net)	(9,652,401)
Total investment income	100,818,881
EXPENSES:
Investment advisory fees	6,583,209
Administration fees	2,468,688
Custodian and accounting fees	398,190
Interest expense to non-affiliates	40
Interest expense to affiliates	2,908
Professional fees	81,755
Trustees’ and Chief Compliance Officer’s fees	20,477
Printing and mailing costs	109,897
Registration and filing fees	10,276
Other	10,334
Total expenses	9,685,774
Less fees waived	(27,180)
Less expense reimbursements	(1,780,707)
Net expenses	7,877,887
Net investment income (loss)	92,940,994
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(61,910,599)
Investments in affiliates	538
In-kind redemptions of investments in non-affiliates (See Note 4)	441,912,590
Futures contracts	217,983
Foreign currency transactions	(146,095)
Net realized gain (loss)	380,074,417
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	138,810,480
Investments in affiliates	(5,474)
Foreign currency translations	2,364,137
Change in net unrealized appreciation/depreciation	141,169,143
Net realized/unrealized gains (losses)	521,243,560
Change in net assets resulting from operations	$614,184,554
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	April 30, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan International Research Enhanced Equity ETF
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$92,940,994	$166,730,258
Net realized gain (loss)	380,074,417	334,042,122
Change in net unrealized appreciation/depreciation	141,169,143	594,585,472
Change in net assets resulting from operations	614,184,554	1,095,357,852
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(206,111,065)	(167,953,253)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(35,265,504)	489,868,855
NET ASSETS:
Change in net assets	372,807,985	1,417,273,454
Beginning of period	6,503,810,493	5,086,537,039
End of period	$6,876,618,478	$6,503,810,493
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,464,975,042	$1,612,123,672
Cost of shares redeemed	(1,500,240,546)	(1,122,254,817)
Total change in net assets resulting from capital transactions	$(35,265,504)	$489,868,855
SHARE TRANSACTIONS:
Issued	23,800,000	26,700,000
Redeemed	(24,200,000)	(18,500,000)
Net increase (decrease) in shares from share transactions	(400,000)	8,200,000
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	7

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance(a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan International Research Enhanced Equity ETF (g)
Six Months Ended April 30, 2025 (Unaudited)	$62.25	$0.87	$4.72	$5.59	$(1.77)
Year Ended October 31, 2024	52.83	1.64	9.38	11.02	(1.60)
Year Ended October 31, 2023	46.27	1.54	6.33	7.87	(1.31)
Year Ended October 31, 2022	61.89	1.39	(14.54)	(13.15)	(2.47)
Year Ended October 31, 2021	46.43	1.42 (h)	15.11	16.53	(1.07)
Year Ended October 31, 2020	52.55	1.13	(5.63)	(4.50)	(1.62)

(a)	Per share amounts reflect the conversion of the Predecessor Fund into the Fund as of the close of business on June 10, 2022.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
JPMorgan International Research Enhanced Equity ETF acquired all of the assets and liabilities of the JPMorgan International Research Enhanced Equity Fund
(“Predecessor Fund”) in a reorganization that occurred as of the close of business on June 10, 2022. Market price returns are calculated using the official closing price of the JPMorgan International Research Enhanced Equity ETF on the listing exchange as of the time that the JPMorgan International Research Enhanced
Equity ETF's NAV is calculated. Prior to the JPMorgan International Research Enhanced Equity ETF's listing on June 13, 2022, the NAV performance of the Class R6
Shares of the Predecessor Fund are used as proxy market price returns.

(g)
JPMorgan International Research Enhanced Equity ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan International Research Enhanced
Equity Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on June 10, 2022. Performance and financial history of the
Predecessor Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor Fund’s Class R6 Shares for the period November 1, 2019 up through the reorganization.

(h)
Reflects income from foreign withholding tax claims, including related interest income. Had the Fund not received these proceeds, the net investment income
(loss) per share would have remained the same and the net investment income (loss) ratio would have been 2.44%.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	April 30, 2025

		Ratios/Supplemental data
					Ratios to average net assets (b)
Net asset value, end of period	Market price, end of period	Total return(d)(e)	Market price total return(d)(f)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$66.07	$65.00	9.35%	7.30%	$6,876,618,478	0.24%	2.82%	0.29%	13%
62.25	62.40	21.10	20.98	6,503,810,493	0.24	2.66	0.30	19
52.83	53.01	17.17	17.54	5,086,537,039	0.24	2.82	0.29	16
46.27	46.28	(22.04)	(22.03)	5,026,188,342	0.24	2.66	0.30	16
61.89	61.89	35.93	35.93	4,562,266,369	0.25	2.46 (h)	0.31	20
46.43	46.43	(8.96)	(8.96)	4,337,775,495	0.24	2.35	0.30	52
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	9

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan International Research Enhanced Equity ETF (the "Fund") is a separate diversified series of the Trust covered in this report.
The investment objective of the Fund is to seek to provide long-term capital appreciation.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
Shares of the Fund are listed and traded at market price on the NYSE Arca, Inc. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

10	J.P. Morgan Exchange-Traded Funds	April 30, 2025

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$472,192,906	$—	$472,192,906
Belgium	—	46,478,971	—	46,478,971
China	—	26,284,964	—	26,284,964
Denmark	—	172,601,757	—	172,601,757
Finland	—	49,698,933	—	49,698,933
France	—	827,454,967	—	827,454,967
Germany	—	729,939,976	—	729,939,976
Hong Kong	—	106,861,639	—	106,861,639
Ireland	—	18,771,648	—	18,771,648
Italy	—	141,270,848	—	141,270,848
Japan	—	1,540,620,733	—	1,540,620,733
Macau	—	4,756,762	—	4,756,762
Netherlands	—	294,391,369	—	294,391,369
New Zealand	—	5,727,347	—	5,727,347
Singapore	23,572,156	74,922,033	—	98,494,189
Spain	—	214,170,869	—	214,170,869
Sweden	—	145,628,183	—	145,628,183
Switzerland	—	257,983,120	—	257,983,120
United Kingdom	—	905,923,058	—	905,923,058
United States	17,894,447	724,025,684	—	741,920,131
Total Common Stocks	41,466,603	6,759,705,767	—	6,801,172,370
Short-Term Investments
Investment Companies	31,800,033	—	—	31,800,033
Investment of Cash Collateral from Securities Loaned	75,401,770	—	—	75,401,770
Total Short-Term Investments	107,201,803	—	—	107,201,803
Total Investments in Securities	$148,668,406	$6,759,705,767	$—	$6,908,374,173
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.
As of April 30, 2025, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	11

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents the Fund value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Fund as of April 30, 2025.
Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$69,947,721	$(69,947,721)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
D. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

12	J.P. Morgan Exchange-Traded Funds	April 30, 2025

For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.40% (a) (b)	$29,218,490	$383,158,125	$380,571,646	$538	$(5,474)	$31,800,033	31,793,675	$1,041,584	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	—	275,650,161	200,248,391	—	—	75,401,770	75,401,770	522,812 *	—
Total	$29,218,490	$658,808,286	$580,820,037	$538	$(5,474)	$107,201,803		$1,564,396	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statement of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.
F. Futures Contracts—The Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to equity price and foreign exchange risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	13

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Fund's futures contracts activity during the six months ended April 30, 2025:

Futures Contracts:
Average Notional Balance Long	$29,408,787
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
I. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of April 30, 2025, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Foreign Taxes—The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When a capital gains tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
L. Segment Reporting — The Fund adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
M. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.20% of the Fund's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.

14	J.P. Morgan Exchange-Traded Funds	April 30, 2025

B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the six months ended April 30, 2025, the effective annualized rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees paid to the Administrator.
C. Distribution Fees— The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
D. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services (effective as of the Closing Date) to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. The amounts paid directly to JPMCB by the Fund for transfer agency services are included in Transfer agency fees on the Statement of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
E. Waivers and Reimbursements— The Adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.24% of the Fund's average daily net assets.
The expense limitation agreement was in effect for the six months ended April 30, 2025 and the contractual expense limitation is in place until at least February 28, 2026.
For the six months ended April 30, 2025, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Reimbursements
$1,780,707
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund's investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the six months ended April 30, 2025 was $27,180
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with certain other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$864,161,247	$877,174,454
For the six months ended April 30, 2025, in-kind transactions associated with creations and redemptions were as follows:
In-Kind Purchases	In-Kind Sales
$1,329,199,337	$1,471,036,877
During the six months ended April 30, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2025 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$5,917,134,545	$1,198,386,697	$207,147,069	$991,239,628
At October 31, 2024, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$56,039,440	$391,920,602
During the year ended October 31, 2024, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
$10,283,776
6. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statement of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund's shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund's registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for the Fund of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.

16	J.P. Morgan Exchange-Traded Funds	April 30, 2025

7. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2025.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of April 30, 2025, J.P. Morgan Investor Funds and JPMorgan SmartRetirement Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Fund as follows:
J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
17.1%	37.3%
Significant shareholder transactions by the Adviser may impact the Fund's performance and liquidity.
The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
As of April 30, 2025, the Fund had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
France	12.1%
Germany	10.7
Japan	22.5
United Kingdom	13.3
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would have been if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
The Fund invests in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make

April 30, 2025	J.P. Morgan Exchange-Traded Funds	17

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund's holdings. During such periods, investors may incur significant losses if shares are sold.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund's underlying index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

18	J.P. Morgan Exchange-Traded Funds	April 30, 2025

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. April 2025.
SAN-CONV-ETF-425

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.
Statement Regarding Basis for Approval of Management Agreement
Not applicable.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
April 30, 2025 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan Active China ETF	JCHI	NYSE Arca, Inc.
JPMorgan Active Developing Markets Equity ETF	JADE	NYSE Arca, Inc.
JPMorgan ActiveBuilders Emerging Markets Equity ETF	JEMA	Cboe BZX Exchange, Inc.
JPMorgan Dividend Leaders ETF	JDIV	NYSE Arca, Inc.
JPMorgan Flexible Income ETF	JFLI	NYSE Arca, Inc.
JPMorgan Global Select Equity ETF	JGLO	The NASDAQ Stock Market® LLC
JPMorgan Healthcare Leaders ETF	JDOC	The NASDAQ Stock Market® LLC
JPMorgan Hedged Equity Laddered Overlay ETF	HELO	NYSE Arca, Inc.
JPMorgan International Growth ETF	JIG	NYSE Arca, Inc.
JPMorgan International Value ETF	JIVE	The NASDAQ Stock Market® LLC
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF	HEQQ	The NASDAQ Stock Market® LLC

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.7%
Automobile Components — 2.1%
Fuyao Glass Industry Group Co. Ltd., Class A	33,300	266,195
Banks — 11.4%
China CITIC Bank Corp. Ltd., Class H	297,000	234,905
China Construction Bank Corp., Class H	741,000	608,678
China Merchants Bank Co. Ltd., Class A	103,900	582,653
		1,426,236
Beverages — 2.6%
Kweichow Moutai Co. Ltd., Class A	1,500	319,305
Broadline Retail — 12.2%
Alibaba Group Holding Ltd.	79,100	1,180,966
PDD Holdings, Inc., ADR *	3,253	343,419
		1,524,385
Capital Markets — 1.2%
CITIC Securities Co. Ltd., Class A	43,800	150,837
Electrical Equipment — 5.4%
Contemporary Amperex Technology Co. Ltd., Class A	8,500	271,546
Hongfa Technology Co. Ltd., Class A	43,400	196,435
NARI Technology Co. Ltd., Class A	66,600	203,032
		671,013
Electronic Equipment, Instruments & Components — 4.5%
Foxconn Industrial Internet Co. Ltd., Class A	84,931	213,906
Luxshare Precision Industry Co. Ltd., Class A	37,200	158,210
Xiamen Faratronic Co. Ltd., Class A	13,300	190,460
		562,576
Entertainment — 4.0%
Kingsoft Corp. Ltd.	15,600	77,726
NetEase, Inc.	19,900	427,777
		505,503
Food Products — 4.2%
Angel Yeast Co. Ltd., Class A	38,500	186,648
Anjoy Foods Group Co. Ltd., Class A	17,500	183,658
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	39,400	161,307
		531,613
Gas Utilities — 2.0%
ENN Energy Holdings Ltd.	32,300	254,988
Health Care Equipment & Supplies — 0.5%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,200	66,480
INVESTMENTS	SHARES	VALUE($)

Hotels, Restaurants & Leisure — 5.2%
H World Group Ltd., ADR	4,166	142,644
Meituan * (a)	30,600	506,657
		649,301
Household Durables — 2.6%
Haier Smart Home Co. Ltd., Class H	56,800	164,836
Midea Group Co. Ltd., Class A	15,700	159,041
		323,877
Independent Power and Renewable Electricity Producers — 2.1%
China Yangtze Power Co. Ltd., Class A	64,300	260,884
Insurance — 3.1%
China Pacific Insurance Group Co. Ltd., Class H	51,200	139,303
People's Insurance Co. Group of China Ltd. (The), Class H	279,000	165,117
Ping An Insurance Group Co. of China Ltd., Class A	11,400	79,591
		384,011
Interactive Media & Services — 14.7%
Kanzhun Ltd., ADR *	6,121	93,651
Tencent Holdings Ltd.	28,600	1,751,778
		1,845,429
Machinery — 6.4%
Sany Heavy Industry Co. Ltd., Class A	74,800	194,709
Weichai Power Co. Ltd., Class H	107,000	208,747
XCMG Construction Machinery Co. Ltd., Class A	134,700	163,384
Zhuzhou CRRC Times Electric Co. Ltd., Class A	4,254	26,580
Zhuzhou CRRC Times Electric Co. Ltd., Class H	50,900	204,304
		797,724
Metals & Mining — 2.2%
Zijin Mining Group Co. Ltd., Class H	128,000	279,640
Oil, Gas & Consumable Fuels — 1.2%
PetroChina Co. Ltd., Class H	200,000	152,828
Pharmaceuticals — 1.6%
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	16,790	95,017
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	14,900	104,620
		199,637
Real Estate Management & Development — 1.5%
KE Holdings, Inc., ADR	9,297	188,729
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 3.3%
Montage Technology Co. Ltd., Class A	26,689	282,287
NAURA Technology Group Co. Ltd., Class A	2,100	130,482
		412,769
Software — 0.6%
Kingdee International Software Group Co. Ltd. *	44,000	74,835
Technology Hardware, Storage & Peripherals — 3.8%
Xiaomi Corp., Class B * (a)	73,400	469,922
Textiles, Apparel & Luxury Goods — 1.3%
Shenzhou International Group Holdings Ltd.	22,700	157,350
Total Common Stocks (Cost $11,551,246)		12,476,067
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM, 4.40% (b) (c)(Cost $18,058)	18,054	18,058
Total Investments — 99.9% (Cost $11,569,304)		12,494,125
Other Assets in Excess of Liabilities — 0.1%		15,716
NET ASSETS — 100.0%		12,509,841

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	April 30, 2025

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Argentina — 0.4%
Vista Energy SAB de CV, ADR *	1,102	49,777
Brazil — 8.7%
B3 SA - Brasil Bolsa Balcao	64,468	151,425
Banco BTG Pactual SA	14,634	98,683
Banco do Brasil SA	19,705	100,137
BB Seguridade Participacoes SA	2,866	21,488
Embraer SA, ADR *	1,295	59,492
Itau Unibanco Holding SA, ADR	15,768	99,496
Itau Unibanco Holding SA (Preference)	3,195	20,031
MercadoLibre, Inc. *	112	261,055
NU Holdings Ltd., Class A *	12,859	159,837
Petroleo Brasileiro SA, ADR	7,707	81,386
Petroleo Brasileiro SA (Preference)	15,889	84,105
Raia Drogasil SA	10,159	35,408
TIM SA	19,445	64,724
WEG SA	4,202	33,341
		1,270,608
China — 26.3%
Alibaba Group Holding Ltd., ADR	178	21,258
Alibaba Group Holding Ltd.	28,060	418,937
BYD Co. Ltd., Class A	1,200	58,353
China Mengniu Dairy Co. Ltd.	42,032	104,687
China Merchants Bank Co. Ltd., Class H	26,352	143,741
China Pacific Insurance Group Co. Ltd., Class H	12,121	32,978
China Petroleum & Chemical Corp., Class H	113,134	57,752
China Yangtze Power Co. Ltd., Class A	17,200	69,785
Contemporary Amperex Technology Co. Ltd., Class A	2,700	86,256
ENN Energy Holdings Ltd.	13,900	109,732
Full Truck Alliance Co. Ltd., ADR	8,671	98,502
Fuyao Glass Industry Group Co. Ltd., Class H (a)	34,852	246,474
H World Group Ltd., ADR	2,124	72,726
Haidilao International Holding Ltd. (a)	22,245	50,086
Haier Smart Home Co. Ltd., Class A	10,700	36,543
Haier Smart Home Co. Ltd., Class H	37,662	109,296
Huayu Automotive Systems Co. Ltd., Class A	9,600	23,545
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	18,500	75,740
JD.com, Inc., Class A	2,091	34,044
KE Holdings, Inc., ADR	5,650	114,695
Meituan * (a)	6,300	104,312
Midea Group Co. Ltd., Class A	26,300	266,419
Montage Technology Co. Ltd., Class A	6,749	71,384
NetEase, Inc.	10,595	227,754
PDD Holdings, Inc., ADR *	612	64,609
Ping An Insurance Group Co. of China Ltd., Class H	13,972	83,623
INVESTMENTS	SHARES	VALUE($)

China — continued
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,100	33,240
Shenzhou International Group Holdings Ltd.	11,383	78,903
Tencent Holdings Ltd.	10,989	673,087
Tencent Music Entertainment Group, ADR	4,761	63,893
Trip.com Group Ltd., ADR	1,313	77,454
Wuliangye Yibin Co. Ltd., Class A	2,200	38,958
Yum China Holdings, Inc.	1,838	79,604
		3,828,370
Greece — 1.6%
National Bank of Greece SA	17,461	185,322
Piraeus Financial Holdings SA	9,211	51,729
		237,051
Hong Kong — 1.5%
AIA Group Ltd.	11,156	83,591
Hong Kong Exchanges & Clearing Ltd.	1,930	84,321
Techtronic Industries Co. Ltd.	4,801	48,317
		216,229
Hungary — 0.5%
OTP Bank Nyrt.	1,051	77,635
India — 13.2%
Apollo Hospitals Enterprise Ltd.	474	39,178
Bajaj Auto Ltd.	1,135	107,833
Bajaj Finance Ltd.	1,578	161,014
Bharat Electronics Ltd.	14,266	53,063
Bharti Airtel Ltd.	3,135	69,153
Cholamandalam Investment and Finance Co. Ltd.	6,486	114,720
HCL Technologies Ltd.	3,881	71,984
HDFC Bank Ltd., ADR	2,533	184,124
HDFC Bank Ltd.	3,240	73,593
Hindustan Aeronautics Ltd. (a)	821	43,536
ICICI Bank Ltd., ADR	2,700	90,612
Infosys Ltd., ADR	4,106	72,266
ITC Hotels Ltd. *	1,327	3,054
ITC Ltd.	9,648	48,578
Kotak Mahindra Bank Ltd.	2,432	63,562
MakeMyTrip Ltd. *	646	67,714
Max Healthcare Institute Ltd.	2,926	37,963
NTPC Ltd.	18,804	78,779
Power Grid Corp. of India Ltd.	36,111	131,153
Shriram Finance Ltd.	29,732	215,459
Tata Consultancy Services Ltd.	1,805	73,680
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Tata Motors Ltd.	6,829	52,042
UltraTech Cement Ltd.	453	62,424
		1,915,484
Indonesia — 3.2%
Bank Central Asia Tbk. PT	154,000	81,880
Bank Mandiri Persero Tbk. PT	323,000	95,384
Bank Rakyat Indonesia Persero Tbk. PT	829,300	192,074
Telkom Indonesia Persero Tbk. PT	638,900	100,703
		470,041
Mexico — 3.9%
BBB Foods, Inc., Class A *	2,250	68,760
Grupo Financiero Banorte SAB de CV, Class O	26,131	224,060
Grupo Mexico SAB de CV	7,459	38,705
Southern Copper Corp.	266	23,813
Wal-Mart de Mexico SAB de CV	67,676	214,411
		569,749
Panama — 0.3%
Copa Holdings SA, Class A	475	43,586
Peru — 0.2%
Credicorp Ltd.	137	27,700
Poland — 0.5%
Dino Polska SA * (a)	534	74,860
Portugal — 0.4%
Jeronimo Martins SGPS SA	2,518	60,942
Saudi Arabia — 2.8%
Al Rajhi Bank	4,085	106,120
Saudi Arabian Oil Co. (a)	19,152	129,487
Saudi National Bank (The)	17,395	165,740
		401,347
Singapore — 1.1%
Grab Holdings Ltd., Class A *	17,025	83,082
Sea Ltd., ADR *	508	68,097
		151,179
South Africa — 2.3%
Absa Group Ltd.	3,523	32,514
Bid Corp. Ltd.	2,308	58,006
Capitec Bank Holdings Ltd.	428	79,439
FirstRand Ltd.	16,624	65,089
INVESTMENTS	SHARES	VALUE($)

South Africa — continued
Shoprite Holdings Ltd.	955	14,694
Standard Bank Group Ltd.	6,557	81,885
		331,627
South Korea — 11.3%
Hana Financial Group, Inc.	1,901	86,211
Hanwha Aerospace Co. Ltd.	313	175,907
Hanwha Vision Co. Ltd. *	415	17,609
Hyundai Motor Co.	492	65,928
KB Financial Group, Inc.	2,459	155,406
Kia Corp.	3,075	195,426
Samsung Electronics Co. Ltd.	8,771	342,223
Samsung Electronics Co. Ltd. (Preference)	2,298	75,858
Samsung Fire & Marine Insurance Co. Ltd.	639	168,586
Shinhan Financial Group Co. Ltd.	3,558	128,586
SK Hynix, Inc.	1,759	219,476
SK Telecom Co. Ltd.	451	17,231
		1,648,447
Spain — 1.0%
Banco Bilbao Vizcaya Argentaria SA	10,164	139,491
Taiwan — 16.0%
Accton Technology Corp.	3,860	71,898
ASE Technology Holding Co. Ltd.	41,825	178,225
Delta Electronics, Inc.	5,697	59,694
MediaTek, Inc.	2,733	116,134
Novatek Microelectronics Corp.	810	13,173
Quanta Computer, Inc. *	26,345	197,922
Realtek Semiconductor Corp.	10,769	177,032
Taiwan Semiconductor Manufacturing Co. Ltd.	47,012	1,332,064
United Microelectronics Corp.	10,147	14,239
Wistron Corp.	13,319	42,738
Wiwynn Corp.	2,109	126,922
		2,330,041
Thailand — 0.9%
SCB X PCL, NVDR	37,500	133,623
Turkey — 1.9%
Aselsan Elektronik Sanayi ve Ticaret A/S	31,714	111,724
BIM Birlesik Magazalar A/S	4,867	57,179
Ford Otomotiv Sanayi A/S	2,071	47,782
Turkiye Garanti Bankasi A/S	10,837	29,129
Yapi ve Kredi Bankasi A/S *	36,695	21,824
		267,638
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — 1.0%
ExlService Holdings, Inc. *	1,192	57,788
Globant SA *	343	40,327
Monolithic Power Systems, Inc.	80	47,448
		145,563
Total Common Stocks (Cost $14,121,524)		14,390,988
Total Investments — 99.0% (Cost $14,121,524)		14,390,988
Other Assets in Excess of Liabilities — 1.0%		152,234
NET ASSETS — 100.0%		14,543,222

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	21.1%
Semiconductors & Semiconductor Equipment	15.1
Broadline Retail	5.6
Technology Hardware, Storage & Peripherals	5.5
Interactive Media & Services	4.7
Consumer Staples Distribution & Retail	4.1
Automobiles	3.7
Consumer Finance	3.4
Hotels, Restaurants & Leisure	3.2
Aerospace & Defense	3.1
Household Durables	2.9
Oil, Gas & Consumable Fuels	2.8
Insurance	2.7
Entertainment	2.5
Capital Markets	2.3
Automobile Components	1.9
IT Services	1.8
Ground Transportation	1.3
Food Products	1.3
Wireless Telecommunication Services	1.0
Independent Power and Renewable Electricity Producers	1.0
Others (each less than 1.0%)	9.0
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	5

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.7%
Argentina — 0.0% ^
Vista Energy SAB de CV, ADR *	4,445	200,781
Australia — 0.1%
Rio Tinto plc	8,847	527,187
Austria — 0.1%
Erste Group Bank AG	9,178	621,549
Raiffeisen Bank International AG	14,098	376,576
		998,125
Brazil — 6.3%
Ambev SA	187,901	483,729
B3 SA - Brasil Bolsa Balcao	2,101,542	4,936,179
Banco BTG Pactual SA	581,930	3,924,207
Banco do Brasil SA	936,960	4,761,447
BB Seguridade Participacoes SA	180,565	1,353,804
Centrais Eletricas Brasileiras SA (Preference)	102,289	869,298
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	20,886	417,709
Cia Energetica de Minas Gerais (Preference)	225,075	439,033
Cury Construtora e Incorporadora SA	101,554	490,488
Embraer SA *	145,544	1,671,340
Gerdau SA (Preference)	123,688	326,702
Itau Unibanco Holding SA (Preference)	1,452,264	9,104,879
Itausa SA (Preference)	767,786	1,444,888
Localiza Rent a Car SA	298,144	2,261,106
Lojas Renner SA	265,676	680,206
Marcopolo SA (Preference)	396,778	491,502
MercadoLibre, Inc. *	4,192	9,770,923
NU Holdings Ltd., Class A *	506,905	6,300,829
Petroleo Brasileiro SA, ADR	687,800	7,765,262
Porto Seguro SA	130,769	1,018,934
Raia Drogasil SA	423,443	1,475,856
Telefonica Brasil SA	121,030	589,886
TIM SA	771,938	2,569,431
TOTVS SA	48,842	322,736
Vale SA, ADR	149,947	1,396,007
Vibra Energia SA	186,070	614,097
WEG SA	397,831	3,156,627
		68,637,105
Chile — 0.2%
Banco de Chile	3,195,490	469,086
Banco Santander Chile	18,896,748	1,142,518
		1,611,604
INVESTMENTS	SHARES	VALUE($)

China — 27.2%
Advanced Micro-Fabrication Equipment, Inc., Class A	14,003	363,173
Airtac International Group	30,670	842,389
Alibaba Group Holding Ltd.	2,234,586	33,362,439
Angel Yeast Co. Ltd., Class A	199,609	967,706
Anhui Conch Cement Co. Ltd., Class H	81,500	229,590
Anjoy Foods Group Co. Ltd., Class A	78,500	823,839
ANTA Sports Products Ltd.	59,600	704,223
Autohome, Inc., Class A	47,800	320,236
Bank of China Ltd., Class H	2,039,000	1,138,524
Bank of Hangzhou Co. Ltd., Class A	183,200	370,792
Baoshan Iron & Steel Co. Ltd., Class A	277,300	260,631
BOC Aviation Ltd. (a)	25,100	188,109
BOC Hong Kong Holdings Ltd.	131,000	543,438
BYD Co. Ltd., Class H	48,000	2,279,820
China CITIC Bank Corp. Ltd., Class H	3,011,000	2,381,479
China Construction Bank Corp., Class H	9,300,000	7,639,281
China Feihe Ltd. (a)	636,000	480,623
China Life Insurance Co. Ltd., Class H	383,000	699,969
China Mengniu Dairy Co. Ltd.	451,000	1,123,284
China Merchants Bank Co. Ltd., Class H	1,491,000	8,132,875
China Overseas Land & Investment Ltd.	168,500	298,944
China Pacific Insurance Group Co. Ltd., Class H	1,192,600	3,244,786
China Petroleum & Chemical Corp., Class H	3,716,000	1,896,912
China Resources Gas Group Ltd.	332,100	927,689
China Resources Land Ltd.	164,000	551,796
China Resources Power Holdings Co. Ltd.	190,000	458,359
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	155,110	877,787
China Tower Corp. Ltd., Class H (a)	340,600	493,351
China Yangtze Power Co. Ltd., Class A	917,275	3,721,657
CITIC Securities Co. Ltd., Class H	640,500	1,583,016
Contemporary Amperex Technology Co. Ltd., Class A	134,700	4,303,202
ENN Energy Holdings Ltd.	373,000	2,944,604
Focus Media Information Technology Co. Ltd., Class A	1,938,500	1,922,581
Foxconn Industrial Internet Co. Ltd., Class A	849,800	2,140,296
Full Truck Alliance Co. Ltd., ADR	108,326	1,230,583
Fuyao Glass Industry Group Co. Ltd., Class H (a)	899,200	6,359,155
Geely Automobile Holdings Ltd.	240,000	503,833
Gree Electric Appliances, Inc. of Zhuhai, Class A	114,400	717,230
H World Group Ltd.	920,086	3,227,809
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Haidilao International Holding Ltd. (a)	263,000	592,159
Haier Smart Home Co. Ltd., Class H	1,651,600	4,792,994
Hongfa Technology Co. Ltd., Class A	255,700	1,157,338
Huaming Power Equipment Co. Ltd., Class A	176,200	363,385
Imeik Technology Development Co. Ltd., Class A	12,000	285,167
Industrial & Commercial Bank of China Ltd., Class H	514,000	352,096
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,203,113	4,925,631
JD.com, Inc., Class A	144,502	2,352,699
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	34,600	242,944
Kanzhun Ltd., ADR *	101,798	1,557,509
KE Holdings, Inc., Class A	470,268	3,193,622
Kingdee International Software Group Co. Ltd. *	1,034,000	1,758,611
Kingsoft Corp. Ltd.	73,000	363,716
Kuaishou Technology * (a)	113,600	749,793
Kunlun Energy Co. Ltd.	322,000	306,923
Kweichow Moutai Co. Ltd., Class A	20,300	4,321,266
Lenovo Group Ltd.	2,392,000	2,766,533
Luxshare Precision Industry Co. Ltd., Class A	262,900	1,118,103
Luzhou Laojiao Co. Ltd., Class A	47,200	803,629
Meituan * (a)	536,128	8,876,906
Midea Group Co. Ltd., Class A	811,512	8,220,634
Minth Group Ltd. *	190,000	453,838
Montage Technology Co. Ltd., Class A	216,225	2,286,993
NARI Technology Co. Ltd., Class A	593,048	1,807,924
NetEase, Inc.	582,448	12,520,507
Ningbo Tuopu Group Co. Ltd., Class A	76,565	553,167
Nongfu Spring Co. Ltd., Class H (a)	73,400	337,434
PDD Holdings, Inc., ADR *	60,560	6,393,319
PetroChina Co. Ltd., Class H	2,718,000	2,076,928
PICC Property & Casualty Co. Ltd., Class H	866,000	1,594,687
Ping An Insurance Group Co. of China Ltd., Class H	1,329,500	7,957,106
Postal Savings Bank of China Co. Ltd., Class H (a)	1,264,000	777,085
Sany Heavy Industry Co. Ltd., Class A	576,700	1,501,187
SF Holding Co. Ltd., Class A	75,700	453,159
Shanghai Baosight Software Co. Ltd., Class A	332,801	1,231,511
Shanghai Pudong Development Bank Co. Ltd., Class A	310,006	467,255
Shanghai Putailai New Energy Technology Co. Ltd., Class A	97,400	225,261
INVESTMENTS	SHARES	VALUE($)

China — continued
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	12,100	339,809
Shenzhen Inovance Technology Co. Ltd., Class A	64,300	632,387
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	57,100	1,725,466
Shenzhou International Group Holdings Ltd.	392,300	2,719,307
Shijiazhuang Shangtai Technology Co. Ltd., Class A	31,800	215,287
Sieyuan Electric Co. Ltd., Class A	33,500	332,021
Silergy Corp.	168,625	2,125,737
Sinopharm Group Co. Ltd., Class H	716,400	1,688,375
Sinotruk Hong Kong Ltd.	123,000	295,557
Sinotruk Jinan Truck Co. Ltd., Class A	111,600	260,846
SITC International Holdings Co. Ltd.	191,000	528,257
Sunresin New Materials Co. Ltd., Class A	92,300	552,388
TCL Electronics Holdings Ltd. *	329,000	415,592
Tencent Holdings Ltd.	1,011,900	61,979,841
Tencent Music Entertainment Group, Class A (b)	89,700	605,666
Tingyi Cayman Islands Holding Corp.	806,000	1,455,903
Trip.com Group Ltd.	80,718	4,862,518
Tsingtao Brewery Co. Ltd.	46,000	325,058
Vipshop Holdings Ltd., ADR	22,862	311,380
Weichai Power Co. Ltd., Class H	1,180,000	2,302,064
Wuliangye Yibin Co. Ltd., Class A	84,900	1,503,415
XCMG Construction Machinery Co. Ltd., Class A	395,900	480,207
Xiamen Faratronic Co. Ltd., Class A	38,000	544,172
Xiaomi Corp., Class B * (a)	1,169,600	7,488,018
XPeng, Inc., Class A *	23,900	222,486
Yum China Holdings, Inc.	90,640	3,925,618
YUNDA Holding Group Co. Ltd., Class A	278,100	259,844
Zhejiang Expressway Co. Ltd., Class H	944,000	778,078
Zhejiang Supor Co. Ltd., Class A	190,473	1,473,660
Zhuzhou CRRC Times Electric Co. Ltd., Class H	582,100	2,336,453
Zijin Mining Group Co. Ltd., Class H	966,000	2,110,405
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	368,400	265,462
ZTO Express Cayman, Inc.	11,600	216,037
		295,272,343
Colombia — 0.1%
Bancolombia SA (Preference)	55,096	565,880
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	7

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Czech Republic — 0.1%
Komercni Banka A/S	12,056	585,943
Moneta Money Bank A/S (a)	153,968	951,758
		1,537,701
Georgia — 0.1%
Lion Finance Group plc	7,634	612,345
TBC Bank Group plc	9,109	576,095
		1,188,440
Greece — 1.0%
Alpha Services and Holdings SA	248,828	606,700
Eurobank Ergasias Services and Holdings SA	300,943	854,084
Hellenic Telecommunications Organization SA	50,368	955,834
JUMBO SA	18,102	570,091
Metlen Energy & Metals SA	13,407	634,517
National Bank of Greece SA	360,963	3,831,069
OPAP SA	50,153	1,114,360
Piraeus Financial Holdings SA	361,920	2,032,554
Public Power Corp. SA	22,164	332,234
		10,931,443
Hong Kong — 0.8%
AIA Group Ltd.	457,200	3,425,761
Cathay Pacific Airways Ltd.	213,000	244,751
Hong Kong Exchanges & Clearing Ltd.	66,500	2,905,365
Stella International Holdings Ltd.	164,500	294,826
Techtronic Industries Co. Ltd.	161,500	1,625,334
United Laboratories International Holdings Ltd. (The)	172,000	308,235
WH Group Ltd. (a)	399,000	356,789
		9,161,061
Hungary — 0.5%
MOL Hungarian Oil & Gas plc	55,998	474,174
OTP Bank Nyrt.	58,556	4,325,419
Richter Gedeon Nyrt.	21,414	649,457
		5,449,050
India — 16.9%
Aavas Financiers Ltd. *	16,268	374,390
ABB India Ltd.	10,524	687,533
Apollo Hospitals Enterprise Ltd.	3,747	309,704
Asian Paints Ltd.	14,961	429,673
Axis Bank Ltd., GDR (a)	7,492	526,847
Bajaj Auto Ltd.	38,333	3,641,906
Bajaj Finance Ltd.	28,793	2,937,939
Bajaj Finserv Ltd.	110,400	2,549,996
INVESTMENTS	SHARES	VALUE($)

India — continued
Bharat Electronics Ltd.	517,902	1,926,350
Bharti Airtel Ltd.	178,004	3,926,457
Biocon Ltd.	63,487	241,930
Blue Star Ltd.	32,422	655,265
Britannia Industries Ltd.	32,479	2,090,966
CG Power & Industrial Solutions Ltd.	167,481	1,241,221
Cholamandalam Investment and Finance Co. Ltd.	161,769	2,861,267
Coal India Ltd.	78,962	359,773
Coforge Ltd.	34,583	3,006,613
Colgate-Palmolive India Ltd.	54,171	1,660,012
Computer Age Management Services Ltd.	30,844	1,422,274
CRISIL Ltd.	16,616	875,743
Crompton Greaves Consumer Electricals Ltd.	425,001	1,697,430
Delhivery Ltd. *	330,557	1,194,625
Dr Lal PathLabs Ltd. (a)	7,980	261,882
Dr Reddy's Laboratories Ltd.	265,878	3,732,172
Eicher Motors Ltd.	16,079	1,058,825
Embassy Office Parks, REIT	190,842	862,184
GAIL India Ltd.	241,174	539,154
Godrej Consumer Products Ltd.	20,230	301,717
Havells India Ltd.	97,404	1,844,426
HCL Technologies Ltd.	150,404	2,789,681
HDFC Asset Management Co. Ltd. (a)	20,458	1,060,189
HDFC Bank Ltd., ADR	202,670	14,732,082
HDFC Bank Ltd.	487,266	11,067,738
HDFC Life Insurance Co. Ltd. (a)	343,684	3,021,630
Hexaware Technologies Ltd.	127,040	1,051,853
Hindalco Industries Ltd.	38,440	284,108
Hindustan Aeronautics Ltd. (a)	7,379	391,298
Hindustan Unilever Ltd.	96,370	2,675,515
ICICI Bank Ltd.	826,413	13,891,410
ICICI Lombard General Insurance Co. Ltd. (a)	22,450	498,793
Indian Hotels Co. Ltd. (The)	39,706	369,447
Info Edge India Ltd.	32,175	2,691,416
Infosys Ltd.	568,851	10,056,111
InterGlobe Aviation Ltd. * (a)	11,404	710,599
ITC Ltd.	454,614	2,288,981
Kotak Mahindra Bank Ltd.	388,245	10,147,105
L&T Technology Services Ltd. (a)	4,304	216,248
LIC Housing Finance Ltd.	44,903	320,122
Mahanagar Gas Ltd. (a)	23,974	381,584
Mahindra & Mahindra Ltd.	184,294	6,385,274
MakeMyTrip Ltd. *	20,728	2,172,709
Maruti Suzuki India Ltd.	7,171	1,039,463
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Max Financial Services Ltd. *	90,622	1,398,145
Max Healthcare Institute Ltd.	71,580	928,697
Metropolis Healthcare Ltd. * (a)	25,091	505,752
Mphasis Ltd.	16,501	481,924
Multi Commodity Exchange of India Ltd.	21,020	1,526,701
NTPC Ltd.	188,059	787,872
Nuvama Wealth Management Ltd.	4,153	301,015
PB Fintech Ltd. *	47,044	903,922
Power Grid Corp. of India Ltd.	281,898	1,023,837
REC Ltd.	88,065	439,587
Reliance Industries Ltd.	500,425	8,309,219
Shriram Finance Ltd.	722,464	5,235,487
State Bank of India	86,041	803,589
Sundaram Finance Ltd.	16,449	1,026,275
Supreme Industries Ltd.	14,451	605,301
Syngene International Ltd. (a)	160,754	1,206,376
Tata Consultancy Services Ltd.	203,918	8,323,914
Tata Motors Ltd.	592,627	4,516,233
Tata Steel Ltd.	1,313,400	2,186,128
Tech Mahindra Ltd.	46,398	825,260
Triveni Turbine Ltd.	84,694	521,098
Tube Investments of India Ltd.	49,156	1,685,561
UltraTech Cement Ltd.	32,231	4,441,515
United Breweries Ltd.	22,971	587,452
United Spirits Ltd.	85,987	1,590,064
Vishal Mega Mart Ltd. *	497,200	700,418
Wipro Ltd.	114,165	326,066
WNS Holdings Ltd. *	13,082	791,723
		183,440,761
Indonesia — 1.9%
Astra International Tbk. PT	1,667,300	481,893
Bank Central Asia Tbk. PT	16,115,300	8,568,354
Bank Mandiri Persero Tbk. PT	11,800,600	3,484,806
Bank Negara Indonesia Persero Tbk. PT	1,638,100	412,800
Bank Rakyat Indonesia Persero Tbk. PT	21,425,070	4,962,256
Indofood CBP Sukses Makmur Tbk. PT	373,200	255,170
Indofood Sukses Makmur Tbk. PT	568,900	274,422
Telkom Indonesia Persero Tbk. PT	12,319,800	1,941,831
		20,381,532
Kazakhstan — 0.1%
Kaspi.KZ JSC, ADR	5,793	509,147
Malaysia — 0.5%
99 Speed Mart Retail Holdings Bhd. *	421,700	219,620
INVESTMENTS	SHARES	VALUE($)

Malaysia — continued
AMMB Holdings Bhd.	258,600	309,393
CIMB Group Holdings Bhd.	996,000	1,645,297
Gamuda Bhd.	353,100	347,898
Malayan Banking Bhd.	227,300	526,724
MR DIY Group M Bhd. (a)	593,600	231,427
Press Metal Aluminium Holdings Bhd.	303,500	344,949
Public Bank Bhd.	854,400	885,717
Sunway Bhd.	434,100	457,591
Sunway Construction Group Bhd.	233,000	240,922
Tenaga Nasional Bhd.	201,200	647,088
		5,856,626
Mexico — 2.9%
Arca Continental SAB de CV	93,971	989,665
BBB Foods, Inc., Class A *	25,473	778,455
Cemex SAB de CV	2,298,843	1,421,941
Coca-Cola Femsa SAB de CV	41,023	386,769
Corp. Inmobiliaria Vesta SAB de CV (b)	232,546	635,839
Fomento Economico Mexicano SAB de CV	162,246	1,705,897
Gentera SAB de CV	579,524	1,010,373
Gruma SAB de CV, Class B	21,235	404,603
Grupo Aeroportuario del Pacifico SAB de CV, Class B	39,152	793,362
Grupo Aeroportuario del Sureste SAB de CV, Class B	71,592	2,260,767
Grupo Financiero Banorte SAB de CV, Class O	1,121,789	9,618,767
Grupo Mexico SAB de CV	320,423	1,662,693
Kimberly-Clark de Mexico SAB de CV, Class A	573,046	1,008,138
Regional SAB de CV	115,032	808,899
Southern Copper Corp.	3,179	284,584
Wal-Mart de Mexico SAB de CV	2,239,190	7,094,203
		30,864,955
Panama — 0.1%
Copa Holdings SA, Class A	17,167	1,575,244
Peru — 0.4%
Credicorp Ltd.	22,054	4,459,098
Intercorp Financial Services, Inc.	7,589	257,040
		4,716,138
Philippines — 0.3%
Ayala Land, Inc.	895,700	401,810
Bank of the Philippine Islands	389,450	976,478
BDO Unibank, Inc.	275,850	791,706
International Container Terminal Services, Inc.	109,740	671,190
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	9

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Philippines — continued
SM Prime Holdings, Inc.	600,200	262,004
Universal Robina Corp.	212,680	315,061
		3,418,249
Poland — 0.9%
Bank Polska Kasa Opieki SA *	31,094	1,558,482
Budimex SA	3,602	605,424
CCC SA *	10,014	579,038
Dino Polska SA * (a)	10,708	1,501,128
KRUK SA	3,791	402,160
LPP SA	181	740,789
Powszechna Kasa Oszczednosci Bank Polski SA	86,713	1,667,139
Powszechny Zaklad Ubezpieczen SA	164,632	2,568,393
		9,622,553
Portugal — 0.2%
Jeronimo Martins SGPS SA	90,092	2,180,439
Qatar — 0.2%
Qatar Gas Transport Co. Ltd.	607,540	764,055
Qatar National Bank QPSC	397,794	1,824,487
		2,588,542
Romania — 0.0% ^
Banca Transilvania SA	54,810	352,758
Russia — 0.0% ^
Gazprom PJSC, ADR ‡ *	12,780	—
Gazprom PJSC ‡ *	1,135,066	—
GMK Norilskiy Nickel PAO, ADR ‡ *	2,018	—
GMK Norilskiy Nickel PAO ‡ *	203,600	—
Magnitogorsk Iron & Steel Works PJSC, GDR ‡ * (a)	12,378	—
Moscow Exchange MICEX-RTS PJSC ‡	571,670	—
Rosneft Oil Co. PJSC ‡	141,777	—
Sberbank of Russia PJSC ‡	629,236	—
Severstal PAO, GDR ‡ * (a)	98,048	—
VTB Bank PJSC ‡ *	33,690	—
X5 Retail Group NV, GDR ‡ * (a)	1,062	—
		—
Saudi Arabia — 2.2%
Ades Holding Co.	101,278	408,868
Al Rajhi Bank	190,101	4,938,437
Aldrees Petroleum and Transport Services Co.	19,252	707,597
Alinma Bank	194,168	1,503,884
AlKhorayef Water & Power Technologies Co. *	8,501	367,250
INVESTMENTS	SHARES	VALUE($)

Saudi Arabia — continued
Arabian Centres Co. (a)	63,456	334,963
Bupa Arabia for Cooperative Insurance Co.	9,852	441,258
Co. for Cooperative Insurance (The)	12,104	448,720
Elm Co.	4,912	1,359,256
Leejam Sports Co. JSC	15,655	585,183
Riyad Bank	115,490	948,088
Riyadh Cables Group Co.	16,492	559,559
Saudi Arabian Oil Co. (a)	470,002	3,177,683
Saudi Aramco Base Oil Co.	20,062	531,450
Saudi Awwal Bank	77,647	726,575
Saudi Ground Services Co.	54,608	726,184
Saudi National Bank (The)	368,412	3,510,238
Saudi Telecom Co.	22,457	285,109
United Electronics Co.	18,754	469,981
United International Holding Co. *	6,389	291,160
United International Transportation Co.	52,248	1,029,654
		23,351,097
Singapore — 0.1%
Grab Holdings Ltd., Class A *	82,966	404,874
Sea Ltd., ADR *	3,322	445,314
		850,188
South Africa — 2.0%
Absa Group Ltd.	170,456	1,573,126
AVI Ltd.	82,345	400,188
Bid Corp. Ltd.	61,507	1,545,838
Bidvest Group Ltd.	85,378	1,082,369
Capitec Bank Holdings Ltd.	16,472	3,057,307
Clicks Group Ltd.	39,920	849,016
FirstRand Ltd.	519,922	2,035,672
Foschini Group Ltd.	70,783	491,909
Gold Fields Ltd.	107,797	2,417,774
Harmony Gold Mining Co. Ltd.	87,081	1,368,249
Naspers Ltd., Class N	8,561	2,251,049
Sasol Ltd. *	93,347	322,426
Shoprite Holdings Ltd.	110,351	1,697,880
Standard Bank Group Ltd.	172,060	2,148,713
Vodacom Group Ltd.	114,458	846,902
		22,088,418
South Korea — 11.7%
APRILBIO Co. Ltd. *	28,204	300,522
BGF retail Co. Ltd.	12,595	951,747
BNK Financial Group, Inc.	66,586	485,347
CJ CheilJedang Corp.	3,836	645,159
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Cosmax, Inc.	6,645	806,396
Coupang, Inc. *	24,033	561,651
Coway Co. Ltd.	5,532	340,608
Daeduck Electronics Co. Ltd.	28,969	284,382
DB Insurance Co. Ltd.	5,516	355,370
Eugene Technology Co. Ltd.	27,599	661,051
Hana Financial Group, Inc.	73,258	3,322,260
Hanmi Pharm Co. Ltd.	1,973	373,191
Hansol Chemical Co. Ltd.	2,823	230,035
Hanwha Aerospace Co. Ltd.	5,818	3,269,740
Hanwha Vision Co. Ltd. *	5,781	245,289
HD Hyundai Electric Co. Ltd.	4,194	912,719
HD Hyundai Marine Solution Co. Ltd.	10,162	1,097,567
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,355	641,800
HDC Hyundai Development Co-Engineering & Construction, Class E	29,550	517,031
HK inno N Corp.	16,036	454,668
HMM Co. Ltd.	25,509	328,312
Hugel, Inc. *	6,079	1,557,703
Hyundai Glovis Co. Ltd.	13,809	1,107,231
Hyundai Mobis Co. Ltd.	8,543	1,603,595
Hyundai Motor Co.	24,651	3,303,223
Hyundai Steel Co.	21,847	376,103
JB Financial Group Co. Ltd.	36,184	434,752
JYP Entertainment Corp.	3,977	193,450
KakaoBank Corp.	12,833	201,148
KB Financial Group, Inc.	53,713	3,394,594
KEPCO Plant Service & Engineering Co. Ltd.	6,782	209,511
Kia Corp.	101,834	6,471,887
KIWOOM Securities Co. Ltd.	13,650	1,312,575
Korea Aerospace Industries Ltd.	29,378	1,719,513
Korea Investment Holdings Co. Ltd.	18,249	1,065,469
Korean Air Lines Co. Ltd.	36,648	540,296
Krafton, Inc. *	1,591	416,527
KT Corp.	21,534	786,912
Kumho Petrochemical Co. Ltd.	4,917	411,412
LG Chem Ltd.	15,511	2,350,853
LG Energy Solution Ltd. *	4,343	990,861
LigaChem Biosciences, Inc. *	6,281	462,873
Lunit, Inc. *	7,532	273,958
NAVER Corp.	37,406	5,263,234
Nextbiomedical Co. Ltd. *	12,367	365,237
Park Systems Corp.	2,037	290,198
Samsung Biologics Co. Ltd. * (a)	5,524	4,088,142
INVESTMENTS	SHARES	VALUE($)

South Korea — continued
Samsung C&T Corp.	19,451	1,673,941
Samsung Electro-Mechanics Co. Ltd.	17,100	1,410,815
Samsung Electronics Co. Ltd.	885,785	34,561,150
Samsung Fire & Marine Insurance Co. Ltd.	12,998	3,429,232
Samsung Heavy Industries Co. Ltd. *	105,497	1,080,881
Samsung Life Insurance Co. Ltd.	18,583	1,128,316
Samsung SDI Co. Ltd.	7,477	925,882
Samsung SDS Co. Ltd.	3,085	278,010
Samsung Securities Co. Ltd.	45,589	1,671,137
SHIFT UP Corp. *	8,178	309,771
Shinhan Financial Group Co. Ltd.	114,619	4,142,331
SK Hynix, Inc.	96,712	12,067,056
SK Telecom Co. Ltd.	29,710	1,135,124
SK, Inc.	13,100	1,219,228
SM Entertainment Co. Ltd.	27,689	2,407,603
S-Oil Corp.	34,432	1,257,658
SOOP Co. Ltd.	10,571	609,929
Soulbrain Co. Ltd.	1,900	231,453
Sung Kwang Bend Co. Ltd.	15,403	295,120
Tokai Carbon Korea Co. Ltd.	10,140	610,269
YC Corp. *	43,646	301,597
		126,722,605
Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA	476,369	6,537,709
Taiwan — 18.0%
Accton Technology Corp.	163,113	3,038,198
Advantech Co. Ltd.	117,767	1,233,747
All Ring Tech Co. Ltd.	67,000	536,001
Arcadyan Technology Corp.	45,000	332,999
ASE Technology Holding Co. Ltd.	1,796,258	7,654,214
Asia Vital Components Co. Ltd.	63,908	938,346
ASPEED Technology, Inc.	4,040	380,069
Asustek Computer, Inc.	114,269	2,089,627
Cathay Financial Holding Co. Ltd.	1,704,124	3,139,867
Chailease Holding Co. Ltd.	501,613	1,804,851
China Airlines Ltd.	486,092	320,219
China Steel Corp.	2,570,276	1,662,180
CTBC Financial Holding Co. Ltd.	3,074,831	3,788,929
Delta Electronics, Inc.	561,357	5,882,014
E.Sun Financial Holding Co. Ltd.	3,373,717	2,992,409
Eclat Textile Co. Ltd. *	61,219	797,952
Elite Material Co. Ltd.	101,265	1,762,358
eMemory Technology, Inc.	19,350	1,558,091
Eva Airways Corp.	256,650	308,270
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	11

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Evergreen Marine Corp. Taiwan Ltd.	69,300	448,993
Formosa Petrochemical Corp.	432,534	473,515
Fortune Electric Co. Ltd.	64,000	843,543
Fubon Financial Holding Co. Ltd.	332,179	880,418
Giant Manufacturing Co. Ltd.	159,000	649,075
Gudeng Precision Industrial Co. Ltd.	36,784	424,928
Hon Hai Precision Industry Co. Ltd.	892,968	3,978,438
Jentech Precision Industrial Co. Ltd.	14,519	457,199
KGI Financial Holding Co. Ltd.	3,674,615	1,905,934
Largan Precision Co. Ltd.	38,519	2,746,085
MediaTek, Inc.	197,816	8,405,816
MPI Corp.	47,000	962,466
Nien Made Enterprise Co. Ltd.	86,512	1,059,412
Nuvoton Technology Corp.	183,092	393,467
Powertech Technology, Inc.	68,767	233,672
Poya International Co. Ltd.	72,000	1,078,003
President Chain Store Corp.	209,035	1,709,398
Quanta Computer, Inc. *	1,038,248	7,800,037
Realtek Semiconductor Corp.	305,078	5,015,200
Taiwan Mobile Co. Ltd.	452,081	1,605,118
Taiwan Semiconductor Manufacturing Co. Ltd.	3,600,820	102,027,630
Tong Yang Industry Co. Ltd.	213,894	880,112
Uni-President Enterprises Corp.	209,035	502,345
Vanguard International Semiconductor Corp.	335,060	945,878
Wistron Corp.	704,074	2,259,204
Wiwynn Corp.	81,343	4,895,330
Yuanta Financial Holding Co. Ltd.	2,010,507	1,969,815
		194,771,372
Thailand — 0.7%
Advanced Info Service PCL, NVDR	64,000	564,524
Bangkok Dusit Medical Services PCL, Class F	793,200	563,174
CP ALL PCL	385,600	588,702
Gulf Development PCL, NVDR *	545,100	799,578
Home Product Center PCL, NVDR	1,029,500	260,837
Kasikornbank PCL, NVDR	61,800	295,125
Krung Thai Bank PCL, NVDR	1,341,500	875,406
Minor International PCL, NVDR	302,100	243,149
PTT Exploration & Production PCL	222,000	657,562
SCB X PCL	615,500	2,167,715
True Corp. PCL, NVDR *	1,342,500	486,032
		7,501,804
Turkey — 0.7%
Aselsan Elektronik Sanayi ve Ticaret A/S	164,995	581,257
INVESTMENTS	SHARES	VALUE($)

Turkey — continued
BIM Birlesik Magazalar A/S	176,932	2,078,642
Ford Otomotiv Sanayi A/S	51,312	1,183,871
KOC Holding A/S	76,820	276,586
Turk Hava Yollari AO *	201,709	1,496,666
Turkcell Iletisim Hizmetleri A/S	164,622	386,130
Turkiye Garanti Bankasi A/S	98,624	265,094
Turkiye Petrol Rafinerileri A/S	83,010	269,810
Turkiye Sigorta A/S	1,112,266	506,511
Yapi ve Kredi Bankasi A/S *	409,234	243,386
		7,287,953
United Arab Emirates — 1.0%
Abu Dhabi Commercial Bank PJSC	154,934	490,963
Abu Dhabi Islamic Bank PJSC	248,927	1,239,350
ADNOC Drilling Co. PJSC	387,172	516,557
ADNOC Logistics & Services	361,351	477,221
Aldar Properties PJSC	664,138	1,495,609
Dubai Islamic Bank PJSC	171,050	352,413
Emaar Development PJSC	197,652	720,289
Emaar Properties PJSC	1,096,728	3,918,887
Emirates NBD Bank PJSC	168,979	945,687
Parkin Co. PJSC	338,852	495,901
		10,652,877
United States — 0.8%
EPAM Systems, Inc. *	6,327	992,769
ExlService Holdings, Inc. *	48,362	2,344,590
Freshworks, Inc., Class A *	17,341	256,127
Genpact Ltd.	56,013	2,815,213
Globant SA *	11,298	1,328,306
Monolithic Power Systems, Inc.	1,088	645,293
		8,382,298
Total Common Stocks (Cost $973,373,535)		1,069,733,985
	NO. OF RIGHTS
Rights — 0.0% ^
South Korea — 0.0% ^
Samsung SDI Co. Ltd., expiring 5/22/2025*(Cost $—)	1,068	25,883
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.3%
Investment Companies — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.40% (c) (d) (Cost $14,066,805)	14,063,992	14,066,805
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (c) (d)(Cost $665,963)	665,963	665,963
Total Short-Term Investments (Cost $14,732,768)		14,732,768
Total Investments — 100.0% (Cost $988,106,303)		1,084,492,636
Liabilities in Excess of Other Assets — (0.0)% ^		(379,317)
NET ASSETS — 100.0%		1,084,113,319

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
RTS	Russian Trading System
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $628,920.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2025.
Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	19.0%
Semiconductors & Semiconductor Equipment	13.6
Interactive Media & Services	6.7
Technology Hardware, Storage & Peripherals	5.9
Broadline Retail	5.2
Insurance	3.7
IT Services	2.8
Automobiles	2.8
Oil, Gas & Consumable Fuels	2.6
Hotels, Restaurants & Leisure	2.4
Consumer Staples Distribution & Retail	2.1
Electronic Equipment, Instruments & Components	2.0
Capital Markets	1.9
Household Durables	1.8
Electrical Equipment	1.7
Entertainment	1.6
Metals & Mining	1.4
Food Products	1.4
Consumer Finance	1.3
Machinery	1.3
Beverages	1.2
Real Estate Management & Development	1.1
Automobile Components	1.1
Wireless Telecommunication Services	1.0
Others (each less than 1.0%)	13.0
Short-Term Investments	1.4
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Dividend Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.6%
Australia — 0.8%
QBE Insurance Group Ltd.	4,039	55,819
Austria — 0.2%
Erste Group Bank AG	259	17,540
Brazil — 0.5%
B3 SA - Brasil Bolsa Balcao	14,955	35,127
China — 1.6%
Tencent Holdings Ltd.	900	55,126
Yum China Holdings, Inc.	1,334	57,775
		112,901
Finland — 0.9%
Nordea Bank Abp	4,428	61,323
France — 4.8%
Cie Generale des Etablissements Michelin SCA	2,040	74,594
Legrand SA	670	73,633
LVMH Moet Hennessy Louis Vuitton SE	115	63,702
Pernod Ricard SA	426	46,176
Vinci SA	552	77,538
		335,643
Germany — 5.1%
Allianz SE (Registered)	158	65,345
Deutsche Boerse AG	138	44,449
Deutsche Telekom AG (Registered)	2,038	73,200
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) *	178	121,861
Siemens AG (Registered)	242	55,723
		360,578
Hong Kong — 1.0%
Hong Kong Exchanges & Clearing Ltd.	1,600	69,903
Indonesia — 0.5%
Bank Central Asia Tbk. PT	72,600	38,601
Ireland — 1.0%
Accenture plc, Class A	233	69,702
Italy — 1.0%
UniCredit SpA	1,226	71,330
Japan — 5.9%
Bridgestone Corp.	1,200	50,178
Disco Corp.	200	38,696
Japan Exchange Group, Inc.	5,400	60,079
Shin-Etsu Chemical Co. Ltd.	2,700	82,165
Suzuki Motor Corp.	3,000	35,951
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Tokio Marine Holdings, Inc.	1,500	60,124
Tokyo Electron Ltd.	600	89,339
		416,532
Mexico — 0.6%
Wal-Mart de Mexico SAB de CV	13,450	42,612
Netherlands — 2.0%
ASML Holding NV	77	51,547
Heineken NV	676	60,512
Koninklijke KPN NV	6,048	28,135
		140,194
Singapore — 2.5%
DBS Group Holdings Ltd.	2,600	84,472
Singapore Exchange Ltd.	8,100	89,107
		173,579
Spain — 1.3%
Iberdrola SA	5,048	90,994
Sweden — 1.4%
Volvo AB, Class B	3,710	100,851
Taiwan — 4.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	193	32,171
Taiwan Semiconductor Manufacturing Co. Ltd.	9,000	255,011
		287,182
United Kingdom — 4.5%
AstraZeneca plc	647	92,694
RELX plc	2,925	159,632
SSE plc	2,910	65,609
		317,935
United States — 59.9%
3M Co.	528	73,344
Abbott Laboratories	740	96,755
AbbVie, Inc.	617	120,377
Analog Devices, Inc.	747	145,605
Baker Hughes Co.	2,728	96,571
Bank of America Corp.	3,177	126,699
Bristol-Myers Squibb Co.	1,390	69,778
Broadcom, Inc.	897	172,646
Chevron Corp.	280	38,097
CME Group, Inc.	349	96,701
CMS Energy Corp.	362	26,661
Dominion Energy, Inc.	645	35,075
Eaton Corp. plc	346	101,852
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Exxon Mobil Corp.	818	86,405
Fidelity National Information Services, Inc.	2,418	190,732
Johnson & Johnson	1,007	157,404
Keurig Dr Pepper, Inc.	1,588	54,929
Lam Research Corp.	668	47,876
Lowe's Cos., Inc.	481	107,532
Marsh & McLennan Cos., Inc.	227	51,182
McDonald's Corp.	480	153,432
Merck & Co., Inc.	528	44,986
Meta Platforms, Inc., Class A	487	267,363
Microsoft Corp.	1,116	441,110
Mondelez International, Inc., Class A	694	47,282
Morgan Stanley	880	101,570
NextEra Energy, Inc.	1,756	117,441
Omnicom Group, Inc.	679	51,713
Otis Worldwide Corp.	1,198	115,331
PACCAR, Inc.	450	40,595
Procter & Gamble Co. (The)	353	57,387
Ross Stores, Inc.	338	46,982
Salesforce, Inc.	300	80,613
Seagate Technology Holdings plc	673	61,263
Shell plc	2,486	80,228
Southern Co. (The)	1,751	160,899
Trane Technologies plc	302	115,760
Truist Financial Corp.	1,465	56,168
UnitedHealth Group, Inc.	160	65,830
Walt Disney Co. (The)	1,175	106,866
Wells Fargo & Co.	773	54,891
Yum! Brands, Inc.	430	64,689
		4,228,620
Total Common Stocks (Cost $7,109,005)		7,026,966
Total Investments — 99.6% (Cost $7,109,005)		7,026,966
Other Assets in Excess of Liabilities — 0.4%		27,922
NET ASSETS — 100.0%		7,054,888

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
SCA	Limited partnership with share capital

*	Non-income producing security.
Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	11.9%
Software	7.4
Banks	7.3
Capital Markets	7.1
Electric Utilities	6.2
Pharmaceuticals	5.2
Insurance	5.0
Interactive Media & Services	4.6
Hotels, Restaurants & Leisure	3.9
Machinery	3.7
Oil, Gas & Consumable Fuels	2.9
Financial Services	2.7
Electrical Equipment	2.5
Beverages	2.3
Professional Services	2.3
Specialty Retail	2.2
Industrial Conglomerates	1.8
Automobile Components	1.8
Biotechnology	1.7
Building Products	1.6
Entertainment	1.5
Diversified Telecommunication Services	1.4
Health Care Equipment & Supplies	1.4
Energy Equipment & Services	1.4
Chemicals	1.2
Construction & Engineering	1.1
IT Services	1.0
Others (each less than 1.0%)	6.9
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Exchange-Traded Funds — 67.5%
United States — 67.5%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	231,052	10,561,179
JPMorgan Equity Premium Income ETF (a)	24,830	1,380,299
JPMorgan Income ETF (a)	12,837	590,887
JPMorgan Nasdaq Equity Premium Income ETF (a)	127,514	6,546,569
Total Exchange-Traded Funds (Cost $20,183,082)		19,078,934
Common Stocks — 29.0%
Australia — 0.6%
AGL Energy Ltd.	2,289	15,600
APA Group	361	1,900
Atlas Arteria Ltd.	1,766	5,850
Bendigo & Adelaide Bank Ltd.	660	4,722
BHP Group Ltd.	310	7,388
Dexus, REIT	828	3,986
Fortescue Ltd.	207	2,138
Glencore plc	849	2,784
IGO Ltd.	507	1,270
Insignia Financial Ltd. *	1,780	4,289
JB Hi-Fi Ltd.	24	1,590
Magellan Financial Group Ltd.	264	1,294
Metcash Ltd.	2,555	5,263
New Hope Corp. Ltd.	866	2,031
QBE Insurance Group Ltd.	1,597	22,070
Region RE Ltd., REIT	1,118	1,657
Rio Tinto Ltd.	201	15,038
Rio Tinto plc	541	32,238
Sonic Healthcare Ltd.	613	10,235
Telstra Group Ltd.	2,220	6,407
Woodside Energy Group Ltd.	777	10,128
Woolworths Group Ltd.	531	10,717
Yancoal Australia Ltd.	635	2,025
		170,620
Austria — 0.1%
ANDRITZ AG	24	1,725
BAWAG Group AG (b)	27	2,959
Erste Group Bank AG	262	17,743
OMV AG	239	12,357
		34,784
Belgium — 0.0% ^
Ageas SA	62	3,888
INVESTMENTS	SHARES	VALUE($)

Belgium — continued
KBC Group NV	32	2,951
Solvay SA	118	4,466
		11,305
Canada — 1.9%
Agnico Eagle Mines Ltd.	289	33,967
Bank of Nova Scotia (The)	520	26,019
Barrick Gold Corp.	1,274	24,295
BCE, Inc.	803	17,847
Canadian Imperial Bank of Commerce	491	30,968
Canadian Natural Resources Ltd.	818	23,473
Enbridge, Inc.	722	33,764
Fortis, Inc.	647	32,040
Great-West Lifeco, Inc.	798	31,032
Hydro One Ltd. (b)	76	2,924
Magna International, Inc.	789	27,414
Manulife Financial Corp.	184	5,639
Nutrien Ltd.	592	33,796
Pembina Pipeline Corp.	744	28,441
Power Corp. of Canada	884	33,459
Restaurant Brands International, Inc.	405	26,096
Suncor Energy, Inc.	734	25,924
TC Energy Corp.	634	32,031
Teck Resources Ltd., Class B	315	10,705
TELUS Corp.	1,451	22,334
Tourmaline Oil Corp.	585	25,843
		528,011
China — 0.0% ^
Lenovo Group Ltd.	6,000	6,940
Wilmar International Ltd.	1,100	2,580
		9,520
Denmark — 0.1%
Danske Bank A/S	571	20,035
Pandora A/S	24	3,573
Sydbank A/S	46	2,946
		26,554
Finland — 0.4%
Fortum OYJ	154	2,582
Kemira OYJ	179	3,693
Kone OYJ, Class B	47	2,911
Konecranes OYJ	30	2,010
Mandatum OYJ	357	2,523
Nokia OYJ	1,290	6,449
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Finland — continued
Nordea Bank Abp	3,800	52,626
Orion OYJ, Class B	289	18,095
UPM-Kymmene OYJ	690	18,275
Wartsila OYJ Abp	505	9,331
		118,495
France — 1.3%
Accor SA	67	3,301
Air Liquide SA	22	4,520
Amundi SA (b)	37	2,923
AXA SA *	205	9,696
Ayvens SA (b)	195	1,977
Bouygues SA *	98	4,308
Capgemini SE	51	8,142
Carrefour SA	923	14,236
Cie de Saint-Gobain SA	71	7,719
Cie Generale des Etablissements Michelin SCA	909	33,238
Coface SA	150	3,074
Covivio SA, REIT	117	6,561
Danone SA	231	19,877
Eiffage SA	32	4,354
Engie SA	2,268	46,876
FDJ UNITED (b)	106	3,778
Gaztransport Et Technigaz SA	23	3,749
Klepierre SA, REIT	897	32,833
LVMH Moet Hennessy Louis Vuitton SE	86	47,638
Orange SA	1,068	15,495
Pernod Ricard SA	144	15,609
Publicis Groupe SA	57	5,800
Rubis SCA	72	2,344
Safran SA	29	7,717
TotalEnergies SE	464	26,427
Unibail-Rodamco-Westfield, REIT	38	3,217
Vallourec SACA *	158	2,920
Vinci SA	254	35,679
Vivendi SE	789	2,460
		376,468
Germany — 1.1%
Allianz SE (Registered)	111	45,907
BASF SE *	353	18,027
Bilfinger SE	51	4,338
Commerzbank AG	191	5,055
Daimler Truck Holding AG	97	3,897
Deutsche Boerse AG	88	28,344
INVESTMENTS	SHARES	VALUE($)

Germany — continued
Deutsche Post AG	120	5,127
Deutsche Telekom AG (Registered)	973	34,948
E.ON SE	373	6,524
Evonik Industries AG	203	4,562
Freenet AG	143	5,946
Heidelberg Materials AG	39	7,797
HOCHTIEF AG	30	5,676
LEG Immobilien SE	45	3,815
Mercedes-Benz Group AG	287	17,159
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) *	78	53,400
SAP SE	94	27,503
Siemens AG (Registered)	116	26,710
Volkswagen AG (Preference)	42	4,570
Vonovia SE	410	13,600
		322,905
Guatemala — 0.0% ^
Millicom International Cellular SA	110	3,799
Hong Kong — 0.1%
Cathay Pacific Airways Ltd.	1,000	1,149
Hang Lung Properties Ltd.	6,000	4,921
Henderson Land Development Co. Ltd.	1,000	2,836
Hysan Development Co. Ltd.	1,000	1,630
New World Development Co. Ltd. *	1,000	613
Orient Overseas International Ltd.	500	6,984
PCCW Ltd.	2,000	1,334
Power Assets Holdings Ltd.	1,000	6,613
Prudential plc	482	5,125
United Energy Group Ltd.	30,000	1,566
VTech Holdings Ltd.	400	2,687
Yue Yuen Industrial Holdings Ltd.	2,500	3,589
		39,047
Ireland — 0.2%
Accenture plc, Class A	114	34,103
AIB Group plc	556	3,737
Bank of Ireland Group plc	252	2,959
Cairn Homes plc	1,655	3,646
		44,445
Israel — 0.0% ^
Delek Group Ltd.	20	3,191
Plus500 Ltd.	64	2,623
		5,814
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	17

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — 0.6%
A2A SpA	1,237	3,146
Azimut Holding SpA	99	2,751
Banca Generali SpA	50	2,966
Banca Mediolanum SpA	814	12,169
Banca Monte dei Paschi di Siena SpA	243	2,055
Banco BPM SpA	362	4,041
BPER Banca SpA	446	3,622
Coca-Cola HBC AG	91	4,739
Enel SpA	3,276	28,400
Eni SpA	1,273	18,231
FinecoBank Banca Fineco SpA	147	2,942
Generali	157	5,738
Intesa Sanpaolo SpA	6,082	32,468
Maire SpA	345	3,726
Mediobanca Banca di Credito Finanziario SpA	186	3,804
Poste Italiane SpA (b)	198	4,019
Snam SpA	676	3,880
UniCredit SpA	590	34,327
Unipol Assicurazioni SpA	201	3,605
		176,629
Japan — 1.6%
Activia Properties, Inc., REIT	1	2,398
AEON REIT Investment Corp., REIT	4	3,501
Aozora Bank Ltd.	1,000	13,807
Bridgestone Corp.	600	25,089
Canon, Inc.	400	12,344
Chubu Electric Power Co., Inc.	300	3,896
Chugoku Electric Power Co., Inc. (The)	1,000	5,316
Dai Nippon Printing Co. Ltd.	600	8,363
Dai-ichi Life Holdings, Inc.	800	5,776
Electric Power Development Co. Ltd.	700	12,289
ENEOS Holdings, Inc.	1,500	7,221
FANUC Corp.	400	10,152
Frontier Real Estate Investment Corp., REIT	4	2,221
Idemitsu Kosan Co. Ltd.	2,000	12,394
Industrial & Infrastructure Fund Investment Corp., REIT	5	4,090
Inpex Corp.	200	2,502
Isuzu Motors Ltd.	100	1,345
Japan Exchange Group, Inc.	1,200	13,351
Japan Metropolitan Fund Invest, REIT	22	14,658
Japan Post Holdings Co. Ltd.	900	8,748
Japan Prime Realty Investment Corp., REIT	1	2,470
Japan Tobacco, Inc.	300	9,242
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Kansai Electric Power Co., Inc. (The)	300	3,696
KDX Realty Investment Corp., REIT	5	5,207
Kirin Holdings Co. Ltd.	800	12,101
Kobe Steel Ltd.	700	8,210
Kyushu Electric Power Co., Inc.	300	2,674
Kyushu Railway Co.	600	15,529
Lixil Corp.	300	3,535
Matsui Securities Co. Ltd.	200	1,031
Mitsubishi Chemical Group Corp.	1,500	7,292
Mori Hills REIT Investment Corp., REIT	2	1,841
Nippon Building Fund, Inc., REIT	6	5,569
Nippon Shokubai Co. Ltd.	200	2,344
Nippon Steel Corp.	800	16,838
Nomura Holdings, Inc.	700	3,902
Ono Pharmaceutical Co. Ltd.	100	1,151
Pola Orbis Holdings, Inc.	200	1,836
Sekisui House REIT, Inc., REIT	5	2,697
Shin-Etsu Chemical Co. Ltd.	1,100	33,475
SoftBank Corp.	17,700	26,784
Sumitomo Rubber Industries Ltd.	200	2,519
Suzuki Motor Corp.	1,000	11,984
Takeda Pharmaceutical Co. Ltd.	700	21,174
Tokio Marine Holdings, Inc.	700	28,058
Tokyo Electron Ltd.	200	29,780
Toyo Tire Corp.	200	3,739
United Urban Investment Corp., REIT	9	9,471
		443,610
Netherlands — 0.6%
ABN AMRO Bank NV, CVA (b)	790	16,371
ASML Holding NV	12	8,033
ASR Nederland NV	63	3,975
BE Semiconductor Industries NV	97	10,506
Heineken NV	242	21,663
ING Groep NV	336	6,525
Koninklijke Ahold Delhaize NV	174	7,144
Koninklijke BAM Groep NV *	784	5,311
Koninklijke Heijmans N.V., CVA	65	3,329
Koninklijke KPN NV	8,027	37,341
NN Group NV	76	4,660
NXP Semiconductors NV	62	11,427
OCI NV	338	2,808
Randstad NV	99	3,974
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
SBM Offshore NV	136	2,859
Wolters Kluwer NV	42	7,416
		153,342
New Zealand — 0.0% ^
Spark New Zealand Ltd.	2,964	3,662
Norway — 0.4%
Aker BP ASA	507	10,884
Aker Solutions ASA	1,162	3,154
DNB Bank ASA	177	4,425
DOF Group ASA *	433	3,396
Equinor ASA	1,176	26,619
Norsk Hydro ASA	906	4,806
Orkla ASA	226	2,520
Salmar ASA	88	4,348
Schibsted ASA, Class A	131	3,987
Telenor ASA	1,993	29,935
Var Energi ASA	1,009	2,774
		96,848
Peru — 0.0% ^
Credicorp Ltd.	28	5,661
Poland — 0.0% ^
Santander Bank Polska SA	16	2,461
Portugal — 0.0% ^
Banco Comercial Portugues SA, Class R	3,724	2,382
NOS SGPS SA	621	2,592
		4,974
Singapore — 0.3%
CapitaLand Ascendas, REIT	2,300	4,687
DBS Group Holdings Ltd.	1,400	45,485
Singapore Telecommunications Ltd.	6,000	17,359
Venture Corp. Ltd.	200	1,775
		69,306
South Africa — 0.0% ^
Anglo American plc	335	9,145
South Korea — 0.1%
Cheil Worldwide, Inc.	164	2,140
Hana Financial Group, Inc.	142	6,440
Kia Corp.	63	4,004
KT&G Corp.	46	3,713
Woori Financial Group, Inc.	147	1,830
		18,127
INVESTMENTS	SHARES	VALUE($)

Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	76	4,762
Aena SME SA (b)	118	29,643
Banco Bilbao Vizcaya Argentaria SA	663	9,099
Banco de Sabadell SA	867	2,530
Banco Santander SA	1,545	10,878
Bankinter SA	155	1,806
CaixaBank SA	669	5,127
Enagas SA	72	1,123
Endesa SA	1,321	39,673
Iberdrola SA	2,388	43,046
Logista Integral SA	128	4,376
Mapfre SA	924	3,289
Naturgy Energy Group SA	492	14,658
Unicaja Banco SA (b)	934	1,780
		171,790
Sweden — 0.5%
Loomis AB	105	4,370
NCC AB, Class B	143	2,662
SSAB AB, Class B	561	3,487
Svenska Handelsbanken AB, Class A	351	4,595
Swedbank AB, Class A	141	3,520
Tele2 AB, Class B	2,592	38,242
Telia Co. AB	1,437	5,398
Volvo AB, Class B	2,729	74,184
		136,458
Switzerland — 0.1%
Adecco Group AG (Registered)	156	4,060
Cie Financiere Richemont SA (Registered)	60	10,602
Swisscom AG (Registered)	9	6,002
Temenos AG (Registered)	62	4,441
Zurich Insurance Group AG	13	9,221
		34,326
Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,000	113,338
United Kingdom — 1.6%
3i Group plc	108	6,123
Admiral Group plc	94	4,088
Associated British Foods plc	181	4,989
AstraZeneca plc	267	38,252
Aviva plc	615	4,608
B&M European Value Retail SA	2,158	9,705
Balfour Beatty plc	816	4,991
Barclays plc	1,552	6,183
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	19

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Barratt Redrow plc	3,217	20,055
Beazley plc	251	2,974
Berkeley Group Holdings plc	72	4,014
British American Tobacco plc	735	32,015
British Land Co. plc (The), REIT	1,980	10,417
BT Group plc	1,690	3,923
Centrica plc	2,810	6,016
Drax Group plc	232	1,914
Dunelm Group plc	252	3,701
Games Workshop Group plc	16	3,295
Hammerson plc, REIT	673	2,271
HSBC Holdings plc	1,516	16,900
IG Group Holdings plc	108	1,539
Investec plc	431	2,706
ITV plc	1,932	2,082
J Sainsbury plc	554	1,969
JET2 plc	94	1,989
Lancashire Holdings Ltd.	375	2,823
Land Securities Group plc, REIT	1,090	8,638
Lloyds Banking Group plc	7,848	7,711
M&G plc	576	1,598
Mitie Group plc	2,679	5,166
Morgan Sindall Group plc	71	3,356
National Grid plc	615	8,877
NatWest Group plc	852	5,480
Next plc	31	5,114
Pennon Group plc	761	5,094
Persimmon plc	436	7,545
Phoenix Group Holdings plc	1,070	8,560
RELX plc	846	46,171
Sage Group plc (The)	879	14,573
SSE plc	1,335	30,099
Taylor Wimpey plc	2,224	3,495
Telecom Plus plc	109	2,748
Tesco plc	4,634	22,934
TP ICAP Group plc	867	2,977
Unilever plc	324	20,629
Vodafone Group plc	29,542	29,031
WPP plc	1,094	8,481
		447,819
United States — 16.4%
3M Co.	143	19,864
Abbott Laboratories	311	40,663
AbbVie, Inc.	367	71,602
INVESTMENTS	SHARES	VALUE($)

United States — continued
Alexandria Real Estate Equities, Inc., REIT	25	1,816
Altria Group, Inc.	513	30,344
Amcor plc	746	6,863
American Electric Power Co., Inc.	290	31,419
Amgen, Inc.	93	27,056
Analog Devices, Inc.	282	54,967
Annaly Capital Management, Inc., REIT	1,354	26,538
Archer-Daniels-Midland Co.	558	26,644
AT&T, Inc.	2,300	63,710
Avery Dennison Corp.	150	25,666
Baker Hughes Co.	1,134	40,144
Bank of America Corp.	1,020	40,678
Best Buy Co., Inc.	517	34,479
Blackrock, Inc.	26	23,771
BP plc	5,175	23,895
Bristol-Myers Squibb Co.	872	43,774
Broadcom, Inc.	439	84,494
BXP, Inc., REIT	394	25,110
Cardinal Health, Inc.	147	20,770
CF Industries Holdings, Inc.	343	26,881
CH Robinson Worldwide, Inc.	170	15,167
Chevron Corp.	246	33,471
Cisco Systems, Inc.	490	28,288
Citizens Financial Group, Inc.	419	15,457
Clorox Co. (The)	168	23,906
CME Group, Inc.	206	57,078
CMS Energy Corp.	218	16,056
Coca-Cola Co. (The)	800	58,040
Comcast Corp., Class A	602	20,588
Conagra Brands, Inc.	1,005	24,834
ConocoPhillips	287	25,577
Consolidated Edison, Inc.	280	31,570
Crown Castle, Inc., REIT	278	29,401
Cummins, Inc.	87	25,564
Darden Restaurants, Inc.	155	31,099
Devon Energy Corp.	695	21,135
Diamondback Energy, Inc.	157	20,726
Digital Realty Trust, Inc., REIT	167	26,810
Dominion Energy, Inc.	503	27,353
Dow, Inc.	767	23,463
Duke Energy Corp.	264	32,213
Eastman Chemical Co.	308	23,716
Eaton Corp. plc	161	47,394
Edison International	362	19,371
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Emerson Electric Co.	251	26,383
Entergy Corp.	363	30,191
EOG Resources, Inc.	20	2,207
Estee Lauder Cos., Inc. (The), Class A	340	20,386
Evergy, Inc.	470	32,477
Eversource Energy	441	26,231
Exelon Corp.	671	31,470
Exxon Mobil Corp.	414	43,731
Fastenal Co.	414	33,522
Fidelity National Information Services, Inc.	1,084	85,506
Ford Motor Co.	2,768	27,708
Franklin Resources, Inc.	610	11,444
General Dynamics Corp.	22	5,987
General Mills, Inc.	448	25,420
Genuine Parts Co.	225	26,449
Gilead Sciences, Inc.	279	29,725
GSK plc	1,752	34,659
Healthpeak Properties, Inc., REIT	1,383	24,673
Hewlett Packard Enterprise Co.	1,348	21,865
Hormel Foods Corp.	176	5,262
Host Hotels & Resorts, Inc., REIT	686	9,686
HP, Inc.	968	24,752
Intel Corp.	589	11,839
International Business Machines Corp.	126	30,469
International Flavors & Fragrances, Inc.	346	27,147
International Paper Co.	575	26,266
Interpublic Group of Cos., Inc. (The)	987	24,793
Iron Mountain, Inc., REIT	266	23,852
J M Smucker Co. (The)	129	14,999
Johnson & Johnson	314	49,081
Juniper Networks, Inc.	816	29,637
Kellanova	382	31,618
Keurig Dr Pepper, Inc.	433	14,977
KeyCorp	1,803	26,756
Kimberly-Clark Corp.	206	27,147
Kimco Realty Corp., REIT	1,258	25,135
Kinder Morgan, Inc.	1,077	28,325
Kraft Heinz Co. (The)	881	25,637
Lam Research Corp.	367	26,303
Lockheed Martin Corp.	55	26,276
Lowe's Cos., Inc.	204	45,606
LyondellBasell Industries NV, Class A	381	22,178
Marsh & McLennan Cos., Inc.	111	25,027
McDonald's Corp.	247	78,954
INVESTMENTS	SHARES	VALUE($)

United States — continued
Merck & Co., Inc.	485	41,322
Meta Platforms, Inc., Class A	213	116,937
Microchip Technology, Inc.	304	14,008
Microsoft Corp.	392	154,942
Mid-America Apartment Communities, Inc., REIT	11	1,756
Mondelez International, Inc., Class A	267	18,191
Morgan Stanley	413	47,668
Motorola Solutions, Inc.	60	26,423
Nestle SA (Registered)	208	22,139
NetApp, Inc.	220	19,745
Newmont Corp.	648	34,137
NextEra Energy, Inc.	732	48,956
Novartis AG (Registered)	214	24,408
Omnicom Group, Inc.	637	48,514
ONEOK, Inc.	310	25,470
Otis Worldwide Corp.	506	48,713
PACCAR, Inc.	467	42,128
PepsiCo, Inc.	119	16,134
Pfizer, Inc.	370	9,032
Philip Morris International, Inc.	197	33,758
Phillips 66	181	18,835
PPL Corp.	238	8,687
Procter & Gamble Co. (The)	191	31,051
Prudential Financial, Inc.	243	24,959
Public Storage, REIT	82	24,635
Realty Income Corp., REIT	498	28,814
Regency Centers Corp., REIT	396	28,583
Regions Financial Corp.	674	13,756
Roche Holding AG	69	22,562
Ross Stores, Inc.	125	17,375
RTX Corp.	236	29,767
Salesforce, Inc.	143	38,426
Sanofi SA	114	12,471
Schneider Electric SE	24	5,607
Seagate Technology Holdings plc	655	59,625
Shell plc	561	18,104
Simon Property Group, Inc., REIT	182	28,643
Skyworks Solutions, Inc.	415	26,676
Southern Co. (The)	921	84,631
Starbucks Corp.	291	23,295
Steel Dynamics, Inc.	106	13,749
Stellantis NV	201	1,870
Swiss Re AG	36	6,462
T. Rowe Price Group, Inc.	214	18,950
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	21

JPMorgan Flexible Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Target Corp.	257	24,852
The Campbell's Co.	540	19,688
T-Mobile US, Inc.	121	29,881
Trane Technologies plc	162	62,096
TransDigm Group, Inc.	8	11,305
Truist Financial Corp.	1,222	46,851
United Parcel Service, Inc., Class B	244	23,253
UnitedHealth Group, Inc.	66	27,155
US Bancorp	268	10,811
Valero Energy Corp.	170	19,735
Ventas, Inc., REIT	455	31,886
Verizon Communications, Inc.	694	30,578
VICI Properties, Inc., REIT	864	27,665
Walt Disney Co. (The)	438	39,836
Warner Music Group Corp., Class A	484	14,738
WEC Energy Group, Inc.	215	23,547
Wells Fargo & Co.	303	21,516
Welltower, Inc., REIT	11	1,678
Westlake Corp.	176	16,268
Weyerhaeuser Co., REIT	768	19,899
Williams Cos., Inc. (The)	523	30,632
WP Carey, Inc., REIT	465	29,035
		4,636,000
Total Common Stocks (Cost $8,282,071)		8,215,263
	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 1.2%
United States — 1.2%
U.S. Treasury Notes, 4.25%, 1/31/2026 (c) (Cost $339,875)	340,000	340,526
	SHARES
Short-Term Investments — 1.4%
Investment Companies — 1.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.40% (a) (d) (Cost $383,029)	382,952	383,029
Total Investments — 99.1% (Cost $29,188,057)		28,017,752
Other Assets in Excess of Liabilities — 0.9%		265,212
NET ASSETS — 100.0%		28,282,964

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
ETF	Exchange Traded Fund
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(d)	The rate shown is the current yield as of April 30, 2025.
Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Fixed Income	39.8%
U.S. Equity	28.3
Oil, Gas & Consumable Fuels	2.2
Banks	2.2
Electric Utilities	2.0
Semiconductors & Semiconductor Equipment	1.4
Insurance	1.3
U.S. Treasury Notes	1.2
Pharmaceuticals	1.1
Diversified Telecommunication Services	1.1
Others (each less than 1.0%)	18.0
Short-Term Investments	1.4
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	April 30, 2025

Futures contracts outstanding as of April 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	34	06/18/2025	USD	3,823,938	65,327
NASDAQ 100 E-Mini Index	4	06/20/2025	USD	1,572,280	(21,434)
S&P 500 E-Mini Index	3	06/20/2025	USD	838,088	(15,739)
U.S. Treasury 5 Year Note	10	06/30/2025	USD	1,093,906	(4,747)
					23,407

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	23

JPMorgan Global Select Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
China — 1.4%
Tencent Holdings Ltd.	743,700	45,552,335
Yum China Holdings, Inc.	977,095	42,317,984
		87,870,319
Denmark — 0.8%
Novo Nordisk A/S, Class B	772,096	51,623,546
France — 5.7%
Airbus SE	379,926	64,469,849
Cie Generale des Etablissements Michelin SCA	1,156,486	42,287,749
LVMH Moet Hennessy Louis Vuitton SE	237,750	131,696,676
Pernod Ricard SA	497,311	53,906,252
Safran SA	225,056	59,891,809
		352,252,335
Germany — 4.5%
Deutsche Boerse AG	184,821	59,529,716
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) *	204,302	139,867,066
Siemens AG (Registered)	342,160	78,786,212
		278,182,994
Hong Kong — 1.5%
AIA Group Ltd.	3,730,200	27,950,076
Hong Kong Exchanges & Clearing Ltd.	1,454,300	63,537,928
		91,488,004
Ireland — 0.5%
Accenture plc, Class A	106,036	31,720,669
Italy — 0.7%
UniCredit SpA	735,584	42,796,908
Japan — 4.6%
Bridgestone Corp.	1,083,900	45,323,475
Disco Corp.	193,800	37,496,337
Hoya Corp.	483,700	56,915,135
Japan Exchange Group, Inc.	4,692,900	52,212,129
Keyence Corp.	216,700	90,600,457
		282,547,533
Netherlands — 2.9%
ASML Holding NV	177,377	118,743,610
Heineken NV	698,084	62,489,133
		181,232,743
Singapore — 0.9%
DBS Group Holdings Ltd.	1,727,320	56,119,268
INVESTMENTS	SHARES	VALUE($)

South Korea — 0.3%
SK Hynix, Inc.	137,860	17,201,219
Sweden — 2.0%
Atlas Copco AB, Class A	2,546,437	39,415,529
Volvo AB, Class B	3,131,508	85,125,416
		124,540,945
Switzerland — 0.6%
UBS Group AG (Registered)	1,271,941	38,610,238
Taiwan — 2.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	544,195	90,711,865
Taiwan Semiconductor Manufacturing Co. Ltd.	2,359,000	66,841,213
		157,553,078
United Kingdom — 0.3%
Diageo plc	733,373	20,593,403
United States — 70.0%
Abbott Laboratories	199,868	26,132,741
AbbVie, Inc.	475,180	92,707,618
Amazon.com, Inc. *	1,847,745	340,761,133
Analog Devices, Inc.	351,067	68,429,980
Aon plc, Class A	87,669	31,104,084
Apple, Inc.	1,035,254	219,991,475
Arthur J Gallagher & Co.	80,422	25,790,531
Baker Hughes Co.	2,434,248	86,172,379
Bank of America Corp.	2,074,149	82,717,062
Bristol-Myers Squibb Co.	1,746,344	87,666,469
Charles Schwab Corp. (The)	1,237,178	100,706,289
Chipotle Mexican Grill, Inc. *	620,709	31,358,219
CME Group, Inc.	418,194	115,873,194
ConocoPhillips	309,681	27,598,771
Dominion Energy, Inc.	763,627	41,526,036
Eaton Corp. plc	232,914	68,562,894
Exxon Mobil Corp.	848,121	89,587,021
Fidelity National Information Services, Inc.	1,140,837	89,989,223
Johnson & Johnson	896,250	140,092,837
Linde plc	173,241	78,518,018
Marriott International, Inc., Class A	395,806	94,431,395
Mastercard, Inc., Class A	129,081	70,744,133
McDonald's Corp.	420,736	134,488,262
Meta Platforms, Inc., Class A	524,212	287,792,389
Micron Technology, Inc.	200,178	15,403,697
Microsoft Corp.	1,110,956	439,116,469
NextEra Energy, Inc.	902,325	60,347,496
NVIDIA Corp.	2,562,227	279,077,765
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Oracle Corp.	410,187	57,721,515
Otis Worldwide Corp.	1,297,592	124,919,182
Prologis, Inc., REIT	442,186	45,191,409
Regeneron Pharmaceuticals, Inc.	53,656	32,127,067
Ross Stores, Inc.	797,380	110,835,820
Sanofi SA	296,706	32,457,210
Southern Co. (The)	1,571,491	144,404,308
Tesla, Inc. *	133,955	37,796,743
Thermo Fisher Scientific, Inc.	176,449	75,696,621
Trane Technologies plc	232,435	89,094,660
UnitedHealth Group, Inc.	165,501	68,093,731
US Bancorp	732,623	29,554,012
Vertex Pharmaceuticals, Inc. *	110,168	56,130,596
Walt Disney Co. (The)	753,729	68,551,653
Wells Fargo & Co.	982,892	69,795,161
Yum! Brands, Inc.	607,581	91,404,486
		4,360,461,754
Total Common Stocks (Cost $6,106,257,226)		6,174,794,956
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.40% (a) (b) (Cost $31,754,800)	31,749,020	31,755,370
Total Investments — 99.7% (Cost $6,138,012,026)		6,206,550,326
Other Assets in Excess of Liabilities — 0.3%		21,081,769
NET ASSETS — 100.0%		6,227,632,095

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	11.2%
Software	8.0
Capital Markets	6.9
Hotels, Restaurants & Leisure	6.4
Broadline Retail	5.5
Interactive Media & Services	5.4
Pharmaceuticals	5.0
Banks	4.5
Machinery	4.0
Insurance	3.6
Technology Hardware, Storage & Peripherals	3.6
Electric Utilities	3.3
Biotechnology	2.9
Financial Services	2.6
Beverages	2.2
Textiles, Apparel & Luxury Goods	2.1
Aerospace & Defense	2.0
Oil, Gas & Consumable Fuels	1.9
Specialty Retail	1.8
Electronic Equipment, Instruments & Components	1.5
Building Products	1.4
Automobile Components	1.4
Energy Equipment & Services	1.4
Health Care Equipment & Supplies	1.3
Industrial Conglomerates	1.3
Chemicals	1.3
Life Sciences Tools & Services	1.2
Electrical Equipment	1.1
Entertainment	1.1
Health Care Providers & Services	1.1
Others (each less than 1.0%)	2.5
Short-Term Investments	0.5
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	25

JPMorgan Healthcare Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.5%
Belgium — 1.1%
UCB SA	479	87,820
Canada — 0.3%
Xenon Pharmaceuticals, Inc. *	571	21,812
Denmark — 2.6%
Ascendis Pharma A/S, ADR *	255	43,462
Novo Nordisk A/S, Class B	2,341	156,523
		199,985
Germany — 2.1%
Fresenius SE & Co. KGaA *	1,679	79,747
Sartorius AG (Preference)	152	39,458
Siemens Healthineers AG (a)	859	46,307
		165,512
Japan — 2.9%
Hoya Corp.	1,000	117,666
Takeda Pharmaceutical Co. Ltd.	3,600	108,895
		226,561
Netherlands — 1.8%
Argenx SE *	191	123,472
Merus NV *	344	15,655
		139,127
Switzerland — 1.9%
Lonza Group AG (Registered)	203	145,858
United Kingdom — 5.8%
AstraZeneca plc	2,699	386,677
ConvaTec Group plc (a)	11,567	40,214
Verona Pharma plc, ADR *	356	25,657
		452,548
United States — 80.0%
AbbVie, Inc.	1,968	383,957
Agilent Technologies, Inc.	814	87,587
Agios Pharmaceuticals, Inc. *	1,036	30,759
Alkermes plc *	1,195	34,380
Amgen, Inc.	161	46,838
Axsome Therapeutics, Inc. *	183	20,549
Biohaven Ltd. *	858	18,979
Blueprint Medicines Corp. *	490	43,855
Boston Scientific Corp. *	2,992	307,787
Bristol-Myers Squibb Co.	4,051	203,360
Cardinal Health, Inc.	641	90,567
Cooper Cos., Inc. (The) *	754	61,579
CVS Health Corp.	2,569	171,378
INVESTMENTS	SHARES	VALUE($)

United States — continued
Danaher Corp.	1,092	217,668
Eli Lilly & Co.	895	804,560
Exact Sciences Corp. *	524	23,915
GSK plc	8,694	171,991
Halozyme Therapeutics, Inc. *	846	51,961
HCA Healthcare, Inc.	328	113,186
Intuitive Surgical, Inc. *	304	156,803
IQVIA Holdings, Inc. *	491	76,140
Johnson & Johnson	3,252	508,320
McKesson Corp.	325	231,657
Medtronic plc	2,929	248,262
Merck & Co., Inc.	116	9,883
Natera, Inc. *	392	59,165
Neurocrine Biosciences, Inc. *	388	41,784
Penumbra, Inc. *	190	55,640
Regeneron Pharmaceuticals, Inc.	221	132,326
Revolution Medicines, Inc. *	895	36,140
Roche Holding AG	448	146,490
Sanofi SA	2,415	264,181
Sarepta Therapeutics, Inc. *	288	17,971
Soleno Therapeutics, Inc. *	312	23,356
Stryker Corp.	644	240,805
Thermo Fisher Scientific, Inc.	226	96,954
Twist Bioscience Corp. *	700	26,824
Ultragenyx Pharmaceutical, Inc. *	603	23,505
UnitedHealth Group, Inc.	1,232	506,894
Veeva Systems, Inc., Class A *	426	99,552
Vertex Pharmaceuticals, Inc. *	512	260,864
Zimmer Biomet Holdings, Inc.	907	93,466
		6,241,838
Total Common Stocks (Cost $7,218,018)		7,681,061
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (b) (c) (Cost $52,020)	52,020	52,020
Total Investments — 99.2% (Cost $7,270,038)		7,733,081
Other Assets in Excess of Liabilities — 0.8%		64,310
NET ASSETS — 100.0%		7,797,391

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	April 30, 2025

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2025.
Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	37.4%
Biotechnology	18.9
Health Care Equipment & Supplies	17.7
Health Care Providers & Services	15.4
Life Sciences Tools & Services	8.6
Health Care Technology	1.3
Short-Term Investments	0.7
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	27

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.2%
Aerospace & Defense — 2.2%
Howmet Aerospace, Inc.	167,007	23,143,830
RTX Corp.	135,447	17,083,930
Textron, Inc.	84,807	5,967,869
TransDigm Group, Inc.	12,444	17,584,243
		63,779,872
Air Freight & Logistics — 0.6%
FedEx Corp.	29,068	6,113,872
United Parcel Service, Inc., Class B	123,715	11,790,040
		17,903,912
Automobile Components — 0.1%
Aptiv plc (Jersey) *	39,744	2,267,793
Automobiles — 1.6%
Tesla, Inc. * (a)	159,708	45,063,209
Banks — 3.5%
Bank of America Corp.	790,714	31,533,674
Citigroup, Inc.	171,498	11,727,033
Fifth Third Bancorp	292,470	10,511,372
Truist Financial Corp.	262,778	10,074,909
US Bancorp	212,563	8,574,791
Wells Fargo & Co. (a)	413,159	29,338,421
		101,760,200
Beverages — 2.1%
Coca-Cola Co. (The)	261,252	18,953,833
Keurig Dr Pepper, Inc.	412,973	14,284,736
PepsiCo, Inc. (a)	205,816	27,904,533
		61,143,102
Biotechnology — 2.3%
AbbVie, Inc. (a)	190,726	37,210,643
Neurocrine Biosciences, Inc. *	19,119	2,058,925
Regeneron Pharmaceuticals, Inc.	19,840	11,879,398
Sarepta Therapeutics, Inc. *	9,396	586,310
Vertex Pharmaceuticals, Inc. *	28,163	14,349,049
		66,084,325
Broadline Retail — 4.1%
Amazon.com, Inc. * (a)	638,974	117,839,585
Building Products — 1.6%
Carrier Global Corp.	191,228	11,959,399
Masco Corp.	104,687	6,345,079
Trane Technologies plc	73,981	28,357,657
		46,662,135
INVESTMENTS	SHARES	VALUE($)

Capital Markets — 2.1%
Ameriprise Financial, Inc.	23,340	10,993,607
Charles Schwab Corp. (The)	209,199	17,028,799
CME Group, Inc.	53,611	14,854,536
Goldman Sachs Group, Inc. (The)	26,779	14,662,841
Raymond James Financial, Inc.	25,348	3,473,690
		61,013,473
Chemicals — 1.5%
Dow, Inc.	120,629	3,690,041
Linde plc	55,332	25,078,122
LyondellBasell Industries NV, Class A	83,029	4,833,118
PPG Industries, Inc.	68,226	7,427,082
Sherwin-Williams Co. (The)	10,457	3,690,485
		44,718,848
Communications Equipment — 0.4%
Arista Networks, Inc. *	73,351	6,034,587
Motorola Solutions, Inc.	9,974	4,392,450
		10,427,037
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	9,612	5,036,496
Consumer Finance — 0.5%
American Express Co.	41,431	11,037,633
Capital One Financial Corp.	23,198	4,181,671
		15,219,304
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp. (a)	15,996	15,908,022
Walmart, Inc.	118,895	11,562,539
		27,470,561
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	501,603	13,894,403
Electric Utilities — 2.2%
Entergy Corp.	31,404	2,611,871
NextEra Energy, Inc. (a)	346,057	23,144,292
NRG Energy, Inc.	13,319	1,459,496
PG&E Corp.	532,586	8,798,321
Southern Co. (The)	289,045	26,560,345
		62,574,325
Electrical Equipment — 0.4%
Eaton Corp. plc	38,016	11,190,770
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity plc (Switzerland)	19,259	2,819,132
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Energy Equipment & Services — 0.2%
Baker Hughes Co.	181,545	6,426,693
Schlumberger NV	3,323	110,490
		6,537,183
Entertainment — 1.1%
Netflix, Inc. *	13,240	14,983,973
Walt Disney Co. (The)	160,854	14,629,671
Warner Music Group Corp., Class A	86,630	2,637,884
		32,251,528
Financial Services — 6.6%
Apollo Global Management, Inc.	70,120	9,569,978
Berkshire Hathaway, Inc., Class B * (a)	98,211	52,371,016
Corpay, Inc. *	40,617	13,215,553
Fidelity National Information Services, Inc.	154,513	12,187,985
Mastercard, Inc., Class A (a)	92,561	50,728,982
Toast, Inc., Class A *	107,369	3,820,189
Visa, Inc., Class A (a)	141,548	48,904,834
WEX, Inc. *	8,255	1,076,204
		191,874,741
Food Products — 0.7%
Mondelez International, Inc., Class A (a)	287,456	19,584,377
Ground Transportation — 0.9%
CSX Corp.	271,341	7,616,542
Uber Technologies, Inc. *	216,948	17,574,957
		25,191,499
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	28,269	3,696,172
Baxter International, Inc.	54,655	1,703,596
Boston Scientific Corp. * (a)	180,370	18,554,662
Edwards Lifesciences Corp. *	108,733	8,208,254
Medtronic plc	179,504	15,214,759
Stryker Corp.	62,561	23,392,809
		70,770,252
Health Care Providers & Services — 2.1%
Cigna Group (The)	38,210	12,992,928
HCA Healthcare, Inc.	9,825	3,390,411
Humana, Inc.	17,771	4,660,267
McKesson Corp.	7,921	5,646,010
UnitedHealth Group, Inc. (a)	83,489	34,350,714
		61,040,330
Health Care REITs — 0.9%
Alexandria Real Estate Equities, Inc.	15,354	1,115,622
INVESTMENTS	SHARES	VALUE($)

Health Care REITs — continued
Ventas, Inc.	218,565	15,317,035
Welltower, Inc.	60,951	9,300,513
		25,733,170
Hotels, Restaurants & Leisure — 3.7%
Booking Holdings, Inc.	2,279	11,621,259
Carnival Corp. *	187,517	3,439,062
Chipotle Mexican Grill, Inc. *	299,944	15,153,171
DoorDash, Inc., Class A *	27,525	5,309,297
Expedia Group, Inc.	55,078	8,643,391
Hilton Worldwide Holdings, Inc.	56,484	12,736,012
McDonald's Corp. (a)	95,192	30,428,123
Royal Caribbean Cruises Ltd.	24,851	5,340,728
Yum! Brands, Inc.	106,769	16,062,328
		108,733,371
Household Durables — 0.1%
Lennar Corp., Class A	29,672	3,222,676
Household Products — 0.2%
Church & Dwight Co., Inc.	51,202	5,086,407
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	57,678	7,476,799
Industrial Conglomerates — 0.4%
3M Co.	85,410	11,864,303
Industrial REITs — 0.3%
Prologis, Inc.	91,080	9,308,376
Insurance — 2.0%
Aon plc, Class A	38,223	13,561,138
Arthur J Gallagher & Co.	57,527	18,448,334
Progressive Corp. (The)	91,280	25,717,227
		57,726,699
Interactive Media & Services — 6.0%
Alphabet, Inc., Class A (a)	357,002	56,691,918
Alphabet, Inc., Class C (a)	189,237	30,446,341
Meta Platforms, Inc., Class A (a)	156,737	86,048,613
		173,186,872
IT Services — 0.5%
Accenture plc, Class A (Ireland)	5,792	1,732,677
Cognizant Technology Solutions Corp., Class A	187,994	13,830,718
		15,563,395
Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc. (a)	55,141	23,655,489
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	29

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — 1.9%
Caterpillar, Inc.	32,742	10,126,118
Deere & Co. (a)	38,142	17,681,106
Ingersoll Rand, Inc.	67,138	5,064,219
Otis Worldwide Corp.	145,032	13,962,231
PACCAR, Inc.	82,250	7,419,772
		54,253,446
Media — 0.9%
Charter Communications, Inc., Class A *	25,961	10,173,077
Comcast Corp., Class A (a)	480,904	16,446,917
		26,619,994
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	86,714	3,124,306
Nucor Corp.	22,009	2,627,214
		5,751,520
Multi-Utilities — 0.1%
Dominion Energy, Inc.	67,380	3,664,124
Oil, Gas & Consumable Fuels — 2.9%
ConocoPhillips	236,582	21,084,188
Diamondback Energy, Inc.	51,846	6,844,191
EOG Resources, Inc. (a)	108,095	11,926,121
Exxon Mobil Corp. (a)	417,292	44,078,554
		83,933,054
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	107,765	4,486,257
Personal Care Products — 0.2%
Kenvue, Inc.	265,435	6,264,266
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	344,522	17,295,004
Eli Lilly & Co. (a)	41,812	37,586,897
Johnson & Johnson (a)	167,424	26,170,046
Merck & Co., Inc.	43,108	3,672,802
		84,724,749
Professional Services — 0.5%
Equifax, Inc.	12,344	3,211,045
Leidos Holdings, Inc.	74,283	10,932,972
		14,144,017
Residential REITs — 0.1%
Equity LifeStyle Properties, Inc.	61,159	3,961,880
Semiconductors & Semiconductor Equipment — 10.8%
Advanced Micro Devices, Inc. * (a)	59,673	5,809,167
INVESTMENTS	SHARES	VALUE($)

Semiconductors & Semiconductor Equipment — continued
Analog Devices, Inc. (a)	104,876	20,442,430
Broadcom, Inc. (a)	281,331	54,147,778
Lam Research Corp.	176,276	12,633,701
Micron Technology, Inc.	127,432	9,805,892
NVIDIA Corp. (a)	1,595,059	173,733,826
NXP Semiconductors NV (Netherlands) (a)	97,669	18,001,373
Texas Instruments, Inc. (a)	121,738	19,484,167
		314,058,334
Software — 10.4%
Adobe, Inc. * (a)	9,522	3,570,559
Cadence Design Systems, Inc. *	13,972	4,160,023
Fair Isaac Corp. *	1,601	3,185,478
Intuit, Inc.	13,507	8,475,237
Microsoft Corp. (a)	517,104	204,390,527
Oracle Corp.	152,175	21,414,066
Palantir Technologies, Inc., Class A *	71,059	8,416,228
Salesforce, Inc. (a)	96,815	26,015,159
ServiceNow, Inc. *	24,081	22,997,596
		302,624,873
Specialized REITs — 0.8%
Equinix, Inc.	13,296	11,444,532
SBA Communications Corp.	43,029	10,473,259
		21,917,791
Specialty Retail — 2.3%
AutoZone, Inc. *	2,825	10,629,345
Best Buy Co., Inc.	50,753	3,384,717
Burlington Stores, Inc. *	36,721	8,263,694
Lowe's Cos., Inc. (a)	121,298	27,117,381
Ross Stores, Inc.	115,819	16,098,841
		65,493,978
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc. (a)	887,361	188,564,212
Dell Technologies, Inc., Class C	38,014	3,488,165
Sandisk Corp. *	7,911	254,022
Seagate Technology Holdings plc	137,988	12,561,048
Western Digital Corp. *	23,932	1,049,658
		205,917,105
Tobacco — 0.7%
Altria Group, Inc.	102,811	6,081,271
Philip Morris International, Inc.	76,160	13,050,777
		19,132,048
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	5,836	3,685,142
Total Common Stocks (Cost $2,855,292,636)		2,846,308,527
	NO. OF CONTRACTS
Options Purchased — 2.4%
Put Options Purchased — 2.4%
SPDR S&P 500 ETF Trust
5/30/2025 at USD 563.00, American Style
Notional Amount: USD 1,014,253,660
Counterparty: Exchange-Traded *	18,290	30,288,240
6/30/2025 at USD 529.00, American Style
Notional Amount: USD 1,032,553,480
Counterparty: Exchange-Traded *	18,620	19,681,340
7/31/2025 at USD 525.00, American Style
Notional Amount: USD 781,901,400
Counterparty: Exchange-Traded *	14,100	18,626,100
Total Put Options Purchased (Cost $61,876,388)		68,595,680
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (b) (c) (Cost $15,690,334)	15,690,334	15,690,334
Total Investments — 101.1% (Cost $2,932,859,358)		2,930,594,541
Liabilities in Excess of Other Assets — (1.1)%		(32,427,370)
NET ASSETS — 100.0%		2,898,167,171

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	31

JPMorgan Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)

Written Call Options Contracts as of April 30, 2025
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
SPDR S&P 500 ETF Trust	Exchange-Traded	18,290	USD 1,014,253,660	USD 623.00	5/30/2025	(201,190)
SPDR S&P 500 ETF Trust	Exchange-Traded	18,620	USD 1,032,553,480	USD 587.00	6/30/2025	(9,440,340)
SPDR S&P 500 ETF Trust	Exchange-Traded	14,100	USD 781,901,400	USD 585.00	7/31/2025	(14,382,000)
						(24,023,530)
Written Put Options Contracts as of April 30, 2025
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
SPDR S&P 500 ETF Trust	Exchange-Traded	18,290	USD 1,014,253,660	USD 475.00	5/30/2025	(2,085,060)
SPDR S&P 500 ETF Trust	Exchange-Traded	18,620	USD 1,032,553,480	USD 445.00	6/30/2025	(3,035,060)
SPDR S&P 500 ETF Trust	Exchange-Traded	14,100	USD 781,901,400	USD 440.00	7/31/2025	(4,018,500)
						(9,138,620)
Total Written Options Contracts (Premiums Received $49,763,177)						(33,162,150)

Abbreviations
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	April 30, 2025

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Australia — 1.4%
Goodman Group, REIT	33,453	640,419
Telstra Group Ltd.	313,950	906,090
		1,546,509
Brazil — 0.7%
MercadoLibre, Inc. *	331	771,511
Canada — 6.6%
Alimentation Couche-Tard, Inc.	32,612	1,702,277
Canadian Pacific Kansas City Ltd.	36,711	2,666,381
Intact Financial Corp.	6,520	1,448,011
Shopify, Inc., Class A *	18,210	1,731,971
		7,548,640
China — 8.3%
Alibaba Group Holding Ltd., ADR	10,790	1,288,650
Fuyao Glass Industry Group Co. Ltd., Class H (a)	141,200	998,568
Nongfu Spring Co. Ltd., Class H (a)	206,200	947,941
Tencent Holdings Ltd.	77,500	4,746,949
Yum China Holdings, Inc.	32,000	1,494,960
		9,477,068
Denmark — 2.7%
Coloplast A/S, Class B	3,552	401,955
Novo Nordisk A/S, Class B	13,534	904,904
Novonesis Novozymes B	28,203	1,831,993
		3,138,852
France — 9.9%
Air Liquide SA	20,365	4,184,564
Hermes International SCA	123	338,272
Legrand SA	12,853	1,412,542
LVMH Moet Hennessy Louis Vuitton SE	966	535,096
Safran SA	14,595	3,884,015
SPIE SA	18,231	893,548
		11,248,037
Germany — 4.6%
Deutsche Telekom AG (Registered)	30,959	1,111,971
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) *	2,325	1,591,717
Rheinmetall AG	205	349,126
SAP SE	7,450	2,179,785
		5,232,599
Hong Kong — 1.5%
Hong Kong Exchanges & Clearing Ltd.	39,300	1,717,005
INVESTMENTS	SHARES	VALUE($)

India — 4.9%
Bajaj Finance Ltd.	8,749	892,718
Blue Star Ltd.	27,249	550,716
Cholamandalam Investment and Finance Co. Ltd.	40,225	711,474
Computer Age Management Services Ltd.	17,102	788,605
ICICI Bank Ltd.	106,109	1,783,616
UltraTech Cement Ltd.	6,605	910,186
		5,637,315
Indonesia — 1.0%
Bank Central Asia Tbk. PT	2,166,400	1,151,855
Italy — 0.8%
Ryanair Holdings plc, ADR	20,067	960,407
Japan — 14.4%
Advantest Corp.	19,500	815,801
Azbil Corp.	147,800	1,272,749
Hitachi Ltd.	64,000	1,581,793
Hoya Corp.	11,300	1,329,628
IHI Corp.	16,800	1,315,980
Kao Corp.	20,000	856,431
Keyence Corp.	2,100	877,992
Rakuten Bank Ltd. *	34,000	1,429,962
Recruit Holdings Co. Ltd.	21,700	1,202,512
Sony Group Corp.	150,700	3,975,888
Terumo Corp.	93,200	1,783,917
		16,442,653
Netherlands — 2.6%
Argenx SE *	883	570,815
ASML Holding NV	1,568	1,049,685
Heineken NV	15,037	1,346,040
		2,966,540
Saudi Arabia — 1.8%
Al Rajhi Bank	81,076	2,106,189
Singapore — 2.2%
DBS Group Holdings Ltd.	44,050	1,431,150
Sea Ltd., ADR *	8,376	1,122,803
		2,553,953
Spain — 2.4%
Indra Sistemas SA	41,092	1,310,173
Industria de Diseno Textil SA	27,132	1,459,022
		2,769,195
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	33

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — 1.9%
Atlas Copco AB, Class A	75,480	1,168,332
Volvo AB, Class B	35,966	977,683
		2,146,015
Switzerland — 3.3%
Cie Financiere Richemont SA (Registered)	13,092	2,313,425
Lonza Group AG (Registered)	2,063	1,482,284
		3,795,709
Taiwan — 6.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	14,772	2,462,345
Taiwan Semiconductor Manufacturing Co. Ltd.	158,000	4,476,859
		6,939,204
United Kingdom — 16.5%
3i Group plc	52,520	2,977,413
Compass Group plc	66,617	2,245,980
Diageo plc	46,503	1,305,823
InterContinental Hotels Group plc	11,868	1,266,433
London Stock Exchange Group plc	18,241	2,840,334
NatWest Group plc	159,141	1,023,641
Next plc	5,711	942,181
RELX plc	53,342	2,903,900
Rolls-Royce Holdings plc	167,460	1,695,110
Sage Group plc (The)	95,647	1,585,697
		18,786,512
United States — 5.4%
Ferrovial SE	37,222	1,815,781
Haleon plc	346,732	1,744,710
Schneider Electric SE	7,315	1,709,119
Spotify Technology SA *	1,426	875,536
		6,145,146
Total Common Stocks (Cost $95,397,475)		113,080,914
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.40% (b) (c) (Cost $1,007,743)	1,007,542	1,007,743
INVESTMENTS	SHARES	VALUE($)
Total Investments — 99.9% (Cost $96,405,218)		114,088,657
Other Assets in Excess of Liabilities — 0.1%		101,248
NET ASSETS — 100.0%		114,189,905

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	April 30, 2025

Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	7.8%
Semiconductors & Semiconductor Equipment	7.7
Capital Markets	6.6
Chemicals	5.3
Aerospace & Defense	5.2
Hotels, Restaurants & Leisure	4.4
Professional Services	4.3
Interactive Media & Services	4.2
Household Durables	3.5
Software	3.3
Beverages	3.1
Health Care Equipment & Supplies	3.1
Machinery	3.0
Textiles, Apparel & Luxury Goods	2.8
Electrical Equipment	2.7
IT Services	2.7
Insurance	2.7
Broadline Retail	2.6
Ground Transportation	2.3
Pharmaceuticals	2.3
Electronic Equipment, Instruments & Components	1.9
Diversified Telecommunication Services	1.8
Entertainment	1.7
Construction & Engineering	1.6
Consumer Staples Distribution & Retail	1.5
Consumer Finance	1.4
Industrial Conglomerates	1.4
Life Sciences Tools & Services	1.3
Specialty Retail	1.3
Others (each less than 1.0%)	5.6
Short-Term Investments	0.9
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	35

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.1%
Australia — 2.6%
AGL Energy Ltd.	35,757	243,684
BHP Group Ltd.	78,945	1,881,548
Fortescue Ltd.	43,172	445,867
Perseus Mining Ltd.	251,312	538,615
QBE Insurance Group Ltd.	33,047	456,707
Rio Tinto plc	12,265	730,864
Ventia Services Group Pty. Ltd.	142,618	386,136
Yancoal Australia Ltd.	83,629	266,665
		4,950,086
Austria — 1.2%
BAWAG Group AG (a)	3,115	341,429
Erste Group Bank AG	8,591	581,796
OMV AG	9,393	485,652
Telekom Austria AG	38,422	405,666
Vienna Insurance Group AG Wiener Versicherung Gruppe	9,035	429,726
		2,244,269
Belgium — 0.6%
Ageas SA	8,171	512,454
KBC Group NV	6,280	579,071
		1,091,525
Brazil — 1.8%
Banco do Brasil SA	71,574	363,725
Cia Energetica de Minas Gerais (Preference)	225,096	439,074
Gerdau SA (Preference)	114,183	301,596
Lojas Renner SA	117,372	300,506
Marcopolo SA (Preference)	249,147	308,627
Petroleo Brasileiro SA (Preference)	155,610	823,683
TIM SA	77,775	258,878
Vale SA	77,595	723,152
		3,519,241
Burkina Faso — 0.3%
IAMGOLD Corp. *	70,703	501,065
Canada — 4.0%
Bank of Nova Scotia (The)	21,156	1,058,567
Canadian Imperial Bank of Commerce	16,805	1,059,912
Canadian Natural Resources Ltd.	19,117	548,577
Dundee Precious Metals, Inc.	43,977	576,429
EQB, Inc.	4,811	332,610
Fairfax Financial Holdings Ltd.	529	825,886
First Capital REIT, REIT	19,765	244,876
Manulife Financial Corp.	38,428	1,177,704
INVESTMENTS	SHARES	VALUE($)

Canada — continued
NuVista Energy Ltd. *	43,433	370,186
Russel Metals, Inc.	13,056	378,819
Suncor Energy, Inc.	18,246	644,420
Veren, Inc.	46,009	272,330
Whitecap Resources, Inc.	48,984	277,858
		7,768,174
China — 7.9%
Agricultural Bank of China Ltd., Class H	1,016,000	619,980
Alibaba Group Holding Ltd.	160,700	2,399,256
BOC Hong Kong Holdings Ltd.	111,000	460,470
China Coal Energy Co. Ltd., Class H	291,000	300,664
China Construction Bank Corp., Class H	1,221,000	1,002,964
China Feihe Ltd. (a)	495,000	374,070
China Hongqiao Group Ltd.	209,000	375,158
China Merchants Bank Co. Ltd., Class H	84,500	460,917
China Pacific Insurance Group Co. Ltd., Class H	185,200	503,886
China Resources Pharmaceutical Group Ltd. (a)	397,500	250,909
CRRC Corp. Ltd., Class H	491,000	303,021
Dongfang Electric Corp. Ltd., Class H	210,000	286,636
Geely Automobile Holdings Ltd.	236,000	495,435
Gree Electric Appliances, Inc. of Zhuhai, Class A	79,000	495,290
Industrial & Commercial Bank of China Ltd., Class H	926,000	634,321
JD.com, Inc., Class A	54,650	889,780
Kunlun Energy Co. Ltd.	476,000	453,712
Lenovo Group Ltd.	330,000	381,671
Livzon Pharmaceutical Group, Inc., Class H	111,400	369,456
People's Insurance Co. Group of China Ltd. (The), Class H	1,041,000	616,081
PetroChina Co. Ltd., Class H	672,000	513,501
PICC Property & Casualty Co. Ltd., Class H	248,000	456,677
Ping An Insurance Group Co. of China Ltd., Class H	123,000	736,160
Sinopharm Group Co. Ltd., Class H	129,200	304,492
Sinotruk Hong Kong Ltd.	115,500	277,535
Vipshop Holdings Ltd., ADR	24,590	334,916
Weichai Power Co. Ltd., Class H	183,000	357,015
Xtep International Holdings Ltd.	338,000	230,499
Yangzijiang Shipbuilding Holdings Ltd. *	195,200	334,370
		15,218,842
Denmark — 0.9%
Danske Bank A/S	19,833	695,892
H Lundbeck A/S	49,591	237,318
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Denmark — continued
ISS A/S	13,426	336,878
Sydbank A/S	6,331	405,440
		1,675,528
Finland — 0.9%
Nokia OYJ	140,726	703,513
Nordea Bank Abp	68,807	952,905
		1,656,418
France — 5.1%
AXA SA *	30,508	1,442,903
BNP Paribas SA	16,489	1,397,104
Cie Generale des Etablissements Michelin SCA	15,128	553,166
Credit Agricole SA	29,639	555,927
Eiffage SA	4,211	573,002
Engie SA	41,726	862,407
IPSOS SA	5,867	277,771
Orange SA	40,381	585,850
Societe Generale SA	17,561	915,613
TotalEnergies SE	33,315	1,897,462
Vallourec SACA *	17,373	321,101
Vicat SACA	6,818	381,763
		9,764,069
Georgia — 0.2%
Lion Finance Group plc	4,564	366,092
Germany — 7.1%
Allianz SE (Registered)	5,861	2,423,973
Bilfinger SE	4,622	393,101
Commerzbank AG	22,812	603,778
Deutsche Bank AG (Registered)	30,615	802,736
Deutsche Telekom AG (Registered)	56,166	2,017,344
E.ON SE	51,909	907,867
Freenet AG	9,695	403,148
Fresenius SE & Co. KGaA *	13,228	628,289
Heidelberg Materials AG	4,024	804,451
Hornbach Holding AG & Co. KGaA	3,112	350,371
LEG Immobilien SE	3,606	305,678
Mercedes-Benz Group AG	14,142	845,533
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) *	2,319	1,587,609
ProSiebenSat.1 Media SE	40,080	279,707
SAF-Holland SE	13,785	250,117
INVESTMENTS	SHARES	VALUE($)

Germany — continued
Volkswagen AG (Preference)	5,123	557,435
Vonovia SE	17,393	576,927
		13,738,064
Greece — 0.6%
Eurobank Ergasias Services and Holdings SA	105,430	299,213
Hellenic Telecommunications Organization SA	22,260	422,428
National Bank of Greece SA	34,568	366,886
		1,088,527
Guatemala — 0.2%
Millicom International Cellular SA	12,989	448,640
Hong Kong — 0.9%
Cathay Pacific Airways Ltd.	244,000	280,372
Kerry Properties Ltd.	124,000	291,205
Swire Properties Ltd.	131,400	290,390
United Laboratories International Holdings Ltd. (The)	270,000	483,858
WH Group Ltd. (a)	423,500	378,697
		1,724,522
Hungary — 0.7%
MOL Hungarian Oil & Gas plc	37,813	320,190
OTP Bank Nyrt.	9,072	670,131
Richter Gedeon Nyrt.	10,353	313,992
		1,304,313
India — 2.5%
Bank of Baroda	90,121	266,673
Bharat Petroleum Corp. Ltd.	84,666	310,282
Canara Bank	339,345	391,186
Coal India Ltd.	82,836	377,424
GAIL India Ltd.	153,596	343,370
Mahanagar Gas Ltd. (a)	14,838	236,170
Natco Pharma Ltd.	20,722	208,627
NMDC Ltd.	486,216	373,008
Oil & Natural Gas Corp. Ltd.	138,653	401,204
Petronet LNG Ltd.	86,335	320,529
REC Ltd.	96,383	481,107
Sun TV Network Ltd.	37,174	272,820
Tata Motors Ltd.	41,480	316,107
Vedanta Ltd.	99,973	496,419
		4,794,926
Indonesia — 1.0%
Astra International Tbk. PT	1,201,600	347,294
Bank Mandiri Persero Tbk. PT	840,000	248,058
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	37

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — continued
First Pacific Co. Ltd.	420,000	282,605
Indofood Sukses Makmur Tbk. PT	659,000	317,883
Telkom Indonesia Persero Tbk. PT	2,488,200	392,187
United Tractors Tbk. PT	250,300	342,065
		1,930,092
Ireland — 1.2%
AerCap Holdings NV	5,062	536,572
AIB Group plc	60,871	409,118
Bank of Ireland Group plc	35,732	419,546
Cairn Homes plc	156,345	344,432
Glanbia plc	1,294	16,751
Glenveagh Properties plc * (a)	176,596	330,985
Greencore Group plc	142,681	351,779
		2,409,183
Italy — 4.1%
Banca Monte dei Paschi di Siena SpA (b)	42,445	358,948
Banco BPM SpA	48,018	536,002
BFF Bank SpA * (a)	23,362	221,327
BPER Banca SpA (b)	65,265	530,088
Buzzi SpA	6,466	338,838
Danieli & C Officine Meccaniche SpA	14,028	379,670
Enel SpA	140,057	1,214,150
Intesa Sanpaolo SpA	244,323	1,304,267
Iveco Group NV	18,965	302,986
MFE-MediaForEurope NV, Class B	73,515	357,785
UniCredit SpA	24,479	1,424,209
Unipol Assicurazioni SpA	27,745	497,654
Webuild SpA	102,357	371,358
		7,837,282
Japan — 13.8%
Amada Co. Ltd.	32,500	325,423
Asahi Kasei Corp.	62,400	434,850
Cosmo Energy Holdings Co. Ltd.	7,200	295,503
Credit Saison Co. Ltd.	12,200	284,906
Dai-ichi Life Holdings, Inc.	83,400	602,185
ENEOS Holdings, Inc.	91,400	440,021
Fuji Media Holdings, Inc.	25,800	534,251
Idemitsu Kosan Co. Ltd.	48,800	302,414
Inpex Corp.	32,100	401,555
Isuzu Motors Ltd.	36,600	492,213
Japan Petroleum Exploration Co. Ltd.	35,700	256,267
Kamigumi Co. Ltd.	13,900	340,266
Kandenko Co. Ltd.	18,500	366,718
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Kansai Paint Co. Ltd.	18,100	272,827
KDDI Corp.	53,300	944,669
Komatsu Ltd.	19,700	569,716
Marubeni Corp.	36,700	650,642
Mitsubishi UFJ Financial Group, Inc.	171,900	2,165,790
Mitsui & Co. Ltd.	47,200	954,437
Mizuho Financial Group, Inc.	40,700	1,017,607
Modec, Inc.	12,500	379,348
MS&AD Insurance Group Holdings, Inc.	30,600	695,532
Niterra Co. Ltd.	12,300	382,983
Nomura Real Estate Holdings, Inc.	60,000	356,847
Open House Group Co. Ltd.	8,000	354,736
ORIX Corp.	30,500	611,831
Osaka Gas Co. Ltd.	14,100	357,549
Panasonic Holdings Corp.	60,900	698,278
Sankyo Co. Ltd.	32,100	488,580
SKY Perfect JSAT Holdings, Inc.	73,200	591,759
Sojitz Corp.	12,600	298,089
Sompo Holdings, Inc.	17,400	570,217
Sony Group Corp.	18,900	498,635
Sumitomo Corp.	25,600	625,060
Sumitomo Electric Industries Ltd.	36,800	591,501
Sumitomo Mitsui Financial Group, Inc.	61,000	1,455,290
Sumitomo Realty & Development Co. Ltd.	17,300	644,361
Sumitomo Rubber Industries Ltd.	24,500	308,535
Suzuki Motor Corp.	42,300	506,909
T&D Holdings, Inc.	20,200	429,828
Takeda Pharmaceutical Co. Ltd.	23,800	719,917
TBS Holdings, Inc.	10,200	342,163
Tokyo Tatemono Co. Ltd.	17,300	310,160
Tokyu Fudosan Holdings Corp.	41,700	292,059
Toyo Tire Corp.	16,700	312,236
Toyota Industries Corp.	6,400	750,559
Toyota Motor Corp.	24,500	467,936
Tsubakimoto Chain Co.	30,500	370,524
UACJ Corp.	11,900	401,486
		26,465,168
Mexico — 0.5%
Grupo Financiero Banorte SAB de CV, Class O	48,971	419,901
Grupo Mexico SAB de CV	89,001	461,831
		881,732
Netherlands — 2.5%
ABN AMRO Bank NV, CVA (a)	19,651	407,225
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — continued
Aegon Ltd.	57,951	372,738
ASR Nederland NV	6,709	423,330
Eurocommercial Properties NV, REIT	9,643	278,648
Havas NV *	194,517	323,590
ING Groep NV	56,320	1,093,696
Koninklijke BAM Groep NV *	52,937	358,584
Koninklijke Heijmans N.V., CVA	8,542	437,513
NN Group NV	10,411	638,407
OCI NV	30,637	254,551
SBM Offshore NV	14,509	305,038
		4,893,320
Norway — 1.0%
Aker Solutions ASA	115,717	314,068
DNB Bank ASA	21,243	531,035
Equinor ASA	22,768	515,368
Telenor ASA	34,705	521,269
		1,881,740
Peru — 0.2%
Hochschild Mining plc *	112,544	423,806
Poland — 0.2%
ORLEN SA	26,709	482,321
Portugal — 0.3%
Banco Comercial Portugues SA, Class R	561,453	359,105
NOS SGPS SA	67,360	281,121
		640,226
Qatar — 0.1%
Ooredoo QPSC	81,381	289,934
Singapore — 1.0%
DBS Group Holdings Ltd.	16,630	540,296
Oversea-Chinese Banking Corp. Ltd.	59,800	740,071
United Overseas Bank Ltd.	26,500	703,809
		1,984,176
South Africa — 0.9%
Absa Group Ltd.	39,848	367,754
Anglo American plc	26,149	713,825
Kumba Iron Ore Ltd.	15,991	278,105
Nedbank Group Ltd.	31,000	422,388
		1,782,072
South Korea — 5.1%
BGF retail Co. Ltd.	3,310	250,122
DB Insurance Co. Ltd.	4,688	302,026
INVESTMENTS	SHARES	VALUE($)

South Korea — continued
Hankook Tire & Technology Co. Ltd.	12,320	357,845
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,671	319,657
HMM Co. Ltd.	22,404	288,349
Hyundai Glovis Co. Ltd.	5,671	454,711
Hyundai Marine & Fire Insurance Co. Ltd. *	14,802	231,607
Hyundai Mobis Co. Ltd.	2,257	423,658
Industrial Bank of Korea	28,118	303,461
JB Financial Group Co. Ltd.	28,573	343,306
KB Financial Group, Inc.	6,341	400,743
Kia Corp.	7,809	496,288
Korean Air Lines Co. Ltd.	26,048	384,022
KT Corp.	8,468	309,444
KT&G Corp.	4,527	365,393
Samsung Electronics Co. Ltd.	41,908	1,635,147
Samsung Fire & Marine Insurance Co. Ltd.	2,067	545,332
Samsung Life Insurance Co. Ltd.	4,939	299,884
Samsung Securities Co. Ltd.	8,462	310,188
SK Hynix, Inc.	10,257	1,279,798
SK Telecom Co. Ltd.	11,161	426,426
		9,727,407
Spain — 2.8%
Banco Bilbao Vizcaya Argentaria SA	102,432	1,405,781
Banco de Sabadell SA	181,614	529,910
Banco Santander SA	255,426	1,798,418
CaixaBank SA	90,053	690,185
Grupo Catalana Occidente SA	5,868	326,395
Tecnicas Reunidas SA *	22,753	381,867
Unicaja Banco SA (a)	184,094	350,893
		5,483,449
Sweden — 2.2%
Ambea AB (a)	36,475	440,638
Betsson AB, Class B *	23,811	416,433
Loomis AB	8,101	337,175
Modern Times Group MTG AB, Class B *	27,948	334,850
NCC AB, Class B	18,422	342,971
Skandinaviska Enskilda Banken AB, Class A	41,676	661,301
Svenska Handelsbanken AB, Class A	38,328	501,707
Swedbank AB, Class A	25,750	642,819
Tele2 AB, Class B	36,476	538,168
		4,216,062
Switzerland — 1.2%
Aryzta AG *	108,395	271,873
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	39

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
Avolta AG	6,404	291,816
Zurich Insurance Group AG	2,331	1,653,310
		2,216,999
Taiwan — 1.4%
Arcadyan Technology Corp.	56,000	414,399
ASE Technology Holding Co. Ltd.	106,000	451,687
Compal Electronics, Inc.	370,000	318,819
Compeq Manufacturing Co. Ltd.	161,000	282,593
Eva Airways Corp.	306,000	367,546
Genius Electronic Optical Co. Ltd.	23,000	270,149
Largan Precision Co. Ltd.	4,000	285,167
Pegatron Corp.	141,000	358,249
		2,748,609
Thailand — 0.4%
Krung Thai Bank PCL, NVDR	804,300	524,852
PTT Exploration & Production PCL, NVDR	104,200	310,107
		834,959
Turkey — 0.2%
Turkcell Iletisim Hizmetleri A/S	147,064	344,946
United Arab Emirates — 0.7%
Dubai Islamic Bank PJSC	110,850	228,383
Emaar Properties PJSC	224,298	801,474
Emirates NBD Bank PJSC	42,829	239,692
		1,269,549
United Kingdom — 9.9%
3i Group plc	20,323	1,152,132
B&M European Value Retail SA	85,659	385,241
Balfour Beatty plc	55,936	342,126
Barclays plc	261,430	1,041,444
Beazley plc	31,964	378,731
British American Tobacco plc	32,571	1,418,739
British Land Co. plc (The), REIT	48,433	254,799
Burberry Group plc	24,846	241,970
Centrica plc	231,860	496,420
Currys plc *	298,528	442,431
Drax Group plc	42,509	350,655
easyJet plc	40,634	269,405
Future plc	19,702	187,368
Hammerson plc, REIT	70,640	238,333
Hiscox Ltd.	15,618	229,860
HSBC Holdings plc	266,928	2,975,546
Imperial Brands plc	20,921	858,452
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
Inchcape plc	27,021	242,124
Investec plc	54,774	343,934
ITV plc	311,163	335,369
JET2 plc	13,785	291,711
Just Group plc	167,278	315,516
Keller Group plc	11,900	226,602
Kier Group plc	161,406	313,808
Lancashire Holdings Ltd.	43,363	326,398
Land Securities Group plc, REIT	42,153	334,033
Lloyds Banking Group plc	1,169,428	1,148,938
Marks & Spencer Group plc	68,440	355,652
Morgan Sindall Group plc	6,660	314,813
NatWest Group plc	138,092	888,247
Paragon Banking Group plc	35,063	396,109
Pennon Group plc	77,531	519,019
Serco Group plc	134,270	308,145
Standard Chartered plc	51,505	741,839
TP ICAP Group plc	95,159	326,770
		18,992,679
United States — 7.9%
Bausch Health Cos., Inc. *	40,339	214,482
BP plc	263,297	1,215,746
GSK plc	15,245	301,587
Nestle SA (Registered)	23,108	2,459,555
Novartis AG (Registered)	15,193	1,732,873
Roche Holding AG	10,289	3,364,364
Sanofi SA	17,695	1,935,688
Shell plc	90,340	2,915,429
Swiss Re AG	5,978	1,073,077
		15,212,801
Total Common Stocks (Cost $166,587,252)		184,802,813
Short-Term Investments — 3.3%
Investment Companies — 3.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.40% (c) (d) (Cost $5,677,446)	5,676,102	5,677,237
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (c) (d)(Cost $570,219)	570,219	570,219
Total Short-Term Investments (Cost $6,247,665)		6,247,456
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Total Investments — 99.4% (Cost $172,834,917)		191,050,269
Other Assets in Excess of Liabilities — 0.6%		1,153,565
NET ASSETS — 100.0%		192,203,834

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Dutch Certificate)
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $531,677.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2025.
Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	24.2%
Insurance	11.0
Oil, Gas & Consumable Fuels	8.2
Pharmaceuticals	5.3
Metals & Mining	4.8
Diversified Telecommunication Services	2.7
Machinery	2.4
Food Products	2.3
Automobiles	2.2
Construction & Engineering	2.1
Broadline Retail	2.1
Real Estate Management & Development	2.0
Media	1.8
Trading Companies & Distributors	1.8
Wireless Telecommunication Services	1.8
Automobile Components	1.7
Capital Markets	1.5
Household Durables	1.4
Technology Hardware, Storage & Peripherals	1.4
Tobacco	1.4
Multi-Utilities	1.3
Others (each less than 1.0%)	13.3
Short-Term Investments	3.3
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	41

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	6	06/20/2025	USD	748,380	81,652
MSCI Emerging Markets Index	4	06/20/2025	USD	221,900	20,527
					102,179

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	April 30, 2025

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.3%
Aerospace & Defense — 0.3%
TransDigm Group, Inc.	46	65,001
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	257	24,492
Automobiles — 2.8%
Tesla, Inc. *	2,451	691,574
Beverages — 2.1%
Coca-Cola Co. (The)	4,624	335,471
Keurig Dr Pepper, Inc.	5,390	186,440
		521,911
Biotechnology — 2.1%
AbbVie, Inc.	981	191,393
Natera, Inc. *	166	25,054
Neurocrine Biosciences, Inc. *	217	23,369
Regeneron Pharmaceuticals, Inc.	468	280,220
		520,036
Broadline Retail — 6.8%
Alibaba Group Holding Ltd., ADR	376	44,906
Amazon.com, Inc. *	7,657	1,412,104
MercadoLibre, Inc. *	104	242,408
		1,699,418
Building Products — 0.2%
Trane Technologies plc	141	54,047
Capital Markets — 0.2%
Robinhood Markets, Inc., Class A *	787	38,650
Chemicals — 0.7%
Air Products and Chemicals, Inc.	438	118,737
PPG Industries, Inc.	465	50,620
		169,357
Commercial Services & Supplies — 0.8%
Copart, Inc. *	3,242	197,859
Communications Equipment — 0.7%
Arista Networks, Inc. *	122	10,037
Motorola Solutions, Inc.	345	151,934
		161,971
Construction Materials — 0.2%
Vulcan Materials Co.	208	54,565
Consumer Staples Distribution & Retail — 2.8%
Costco Wholesale Corp.	606	602,667
Walmart, Inc.	1,052	102,307
		704,974
INVESTMENTS	SHARES	VALUE($)

Electric Utilities — 1.5%
Entergy Corp.	1,383	115,024
NextEra Energy, Inc.	1,385	92,629
Southern Co. (The)	1,804	165,769
		373,422
Electrical Equipment — 0.3%
Eaton Corp. plc	254	74,770
Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc. *	271	39,403
Entertainment — 4.6%
Netflix, Inc. *	806	912,166
Take-Two Interactive Software, Inc. *	657	153,291
Walt Disney Co. (The)	885	80,491
		1,145,948
Financial Services — 1.0%
Corpay, Inc. *	209	68,002
Mastercard, Inc., Class A	308	168,803
		236,805
Food Products — 1.1%
Mondelez International, Inc., Class A	4,155	283,080
Ground Transportation — 1.3%
CSX Corp.	7,903	221,837
Uber Technologies, Inc. *	1,144	92,676
		314,513
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	607	79,365
Boston Scientific Corp. *	707	72,729
Stryker Corp.	168	62,819
		214,913
Health Care Providers & Services — 0.3%
UnitedHealth Group, Inc.	174	71,591
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A *	211	49,309
Hotels, Restaurants & Leisure — 3.4%
Booking Holdings, Inc.	74	377,347
Chipotle Mexican Grill, Inc. *	1,985	100,282
DoorDash, Inc., Class A *	958	184,788
Hilton Worldwide Holdings, Inc.	485	109,358
McDonald's Corp.	206	65,848
		837,623
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	43

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Industrial Conglomerates — 0.4%
3M Co.	664	92,236
Industrial REITs — 0.2%
Prologis, Inc.	556	56,823
Interactive Media & Services — 8.5%
Alphabet, Inc., Class C	7,425	1,194,608
Meta Platforms, Inc., Class A	1,659	910,791
		2,105,399
IT Services — 0.7%
Cognizant Technology Solutions Corp., Class A	2,415	177,672
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.	199	85,371
Machinery — 0.3%
Deere & Co.	185	85,759
Media — 1.2%
Comcast Corp., Class A	8,399	287,246
Multi-Utilities — 0.4%
CMS Energy Corp.	708	52,144
Public Service Enterprise Group, Inc.	637	50,916
		103,060
Oil, Gas & Consumable Fuels — 0.7%
Cheniere Energy, Inc.	226	52,231
ConocoPhillips	362	32,262
Exxon Mobil Corp.	880	92,954
		177,447
Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co.	1,719	86,294
Johnson & Johnson	1,587	248,064
Merck & Co., Inc.	726	61,855
		396,213
Professional Services — 0.5%
Verisk Analytics, Inc.	449	133,097
Semiconductors & Semiconductor Equipment — 19.1%
Advanced Micro Devices, Inc. *	3,161	307,723
Analog Devices, Inc.	2,128	414,790
ASML Holding NV (Registered), NYRS	276	184,390
Broadcom, Inc.	5,445	1,047,999
Intel Corp.	9,384	188,618
Lam Research Corp.	3,657	262,097
Micron Technology, Inc.	2,224	171,137
NVIDIA Corp.	17,407	1,895,971
INVESTMENTS	SHARES	VALUE($)

Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV	1,309	241,262
Teradyne, Inc.	479	35,547
		4,749,534
Software — 17.2%
AppLovin Corp., Class A *	476	128,192
Atlassian Corp., Class A *	595	135,844
Fair Isaac Corp. *	34	67,649
HubSpot, Inc. *	151	92,336
Intuit, Inc.	658	412,875
Microsoft Corp.	5,642	2,230,057
Oracle Corp.	554	77,959
Palantir Technologies, Inc., Class A *	2,973	352,122
Palo Alto Networks, Inc. *	1,648	308,061
Salesforce, Inc.	266	71,477
ServiceNow, Inc. *	169	161,397
Synopsys, Inc. *	506	232,259
		4,270,228
Specialty Retail — 1.4%
AutoZone, Inc. *	14	52,676
Lowe's Cos., Inc.	480	107,309
Ross Stores, Inc.	1,363	189,457
		349,442
Technology Hardware, Storage & Peripherals — 9.6%
Apple, Inc.	10,527	2,236,987
Seagate Technology Holdings plc	1,442	131,265
Western Digital Corp. *	467	20,483
		2,388,735
Wireless Telecommunication Services — 1.6%
T-Mobile US, Inc.	1,627	401,788
Total Common Stocks (Cost $24,711,546)		24,405,282
	NO. OF CONTRACTS	VALUE($) ($)
Options Purchased — 2.4%
Put Options Purchased — 2.4%
Exchange-Traded Fund — 2.4%
Invesco QQQ Trust 1
6/30/2025 at USD 459.00, American Style
Notional Amount: USD 8,082,990
Counterparty: Exchange-Traded *	170	217,260
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	NO. OF CONTRACTS	VALUE($) ($)
Options Purchased — continued
Put Options Purchased — continued
Exchange-Traded Fund — continued
Invesco QQQ Trust 1
5/30/2025 at USD 460.00, American Style
Notional Amount: USD 8,082,990
Counterparty: Exchange-Traded *	170	141,950
Invesco QQQ Trust 1
7/31/2025 at USD 451.00, American Style
Notional Amount: USD 8,082,990
Counterparty: Exchange-Traded *	170	245,990
		605,200
Total Options Purchased (Cost $560,660)		605,200
	SHARES	VALUE($)
Short-Term Investments — 1.0%
Investment Companies — 1.0%
JPMorgan U.S. Government Money Market Fund Class IM, 4.29% (a) (b)(Cost $243,097)	243,097	243,097
INVESTMENTS	SHARES	VALUE($)
Total Investments — 101.7% (Cost $25,515,303)		25,253,579
Liabilities in Excess of Other Assets — (1.7)%		(412,175)
NET ASSETS — 100.0%		24,841,404

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	45

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)

Written Call Options Contracts as of April 30, 2025
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
Invesco QQQ Trust 1	Exchange-Traded	170	USD 8,082,990	USD 509.00	5/30/2025	(36,380)
Invesco QQQ Trust 1	Exchange-Traded	170	USD 8,082,990	USD 516.00	6/30/2025	(67,320)
Invesco QQQ Trust 1	Exchange-Traded	170	USD 8,082,990	USD 510.00	7/31/2025	(179,690)
						(283,390)
Written Put Options Contracts as of April 30, 2025
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
Invesco QQQ Trust 1	Exchange-Traded	170	USD 8,082,990	USD 390.00	5/30/2025	(13,940)
Invesco QQQ Trust 1	Exchange-Traded	170	USD 8,082,990	USD 390.00	6/30/2025	(53,210)
Invesco QQQ Trust 1	Exchange-Traded	170	USD 8,082,990	USD 380.00	7/31/2025	(57,970)
						(125,120)
Total Written Options Contracts (Premiums Received $558,450)						(408,510)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	April 30, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2025 (Unaudited)

	JPMorgan Active China ETF	JPMorgan Active Developing Markets Equity ETF	JPMorgan ActiveBuilders Emerging Markets Equity ETF
ASSETS:
Investments in non-affiliates, at value	$12,476,067	$14,390,988	$1,069,759,868
Investments in affiliates, at value	18,058	—	14,066,805
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	—	665,963
Cash	186	189,849	719,840
Foreign currency, at value	63,313	3,250	390,900
Receivables:
Investment securities sold	92,414	—	—
Dividends from non-affiliates	18,160	20,246	1,378,142
Dividends from affiliates	2	—	1,696
Tax reclaims	—	—	67,664
Securities lending income (See Note 2.C.)	—	—	2,583
Total Assets	12,668,200	14,604,333	1,087,053,461
LIABILITIES:
Payables:
Investment securities purchased	151,806	48,889	—
Collateral received on securities loaned (See Note 2.C.)	—	—	665,963
Accrued liabilities:
Management fees (See Note 3.A.)	6,553	7,427	281,843
Deferred foreign capital gains tax	—	4,795	1,992,336
Total Liabilities	158,359	61,111	2,940,142
Net Assets	$12,509,841	$14,543,222	$1,084,113,319
NET ASSETS:
Paid-in-Capital	$13,355,518	$14,294,583	$1,211,565,853
Total distributable earnings (loss)	(845,677)	248,639	(127,452,534)
Total Net Assets	$12,509,841	$14,543,222	$1,084,113,319
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	275,000	300,000	28,100,000
Net asset value, per share	$45.49	$48.48	$38.58
Cost of investments in non-affiliates	$11,551,246	$14,121,524	$973,373,535
Cost of investments in affiliates	18,058	—	14,066,805
Cost of foreign currency	63,311	3,232	389,920
Investment securities on loan, at value (See Note 2.C.)	—	—	628,920
Cost of investment of cash collateral (See Note 2.C.)	—	—	665,963
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	47

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2025 (Unaudited) (continued)

	JPMorgan Dividend Leaders ETF	JPMorgan Flexible Income ETF	JPMorgan Global Select Equity ETF
ASSETS:
Investments in non-affiliates, at value	$7,026,966	$8,555,789	$6,174,794,956
Investments in affiliates, at value	—	19,461,963	31,755,370
Cash	21,877	204,345	380,366
Foreign currency, at value	15,835	24,747	2,202,090
Receivables:
Investment securities sold	17,014	7,801	17,853,391
Interest from non-affiliates	—	3,595	—
Dividends from non-affiliates	8,422	18,437	5,025,001
Dividends from affiliates	—	46	3,830
Tax reclaims	2,302	2,623	3,071,127
Securities lending income (See Note 2.C.)	—	—	243,616
Variation margin on futures contracts	—	15,039	—
Total Assets	7,092,416	28,294,385	6,235,329,747
LIABILITIES:
Payables:
Investment securities purchased	34,909	6,531	5,357,869
Accrued liabilities:
Management fees (See Note 3.A.)	2,619	4,890	2,339,783
Total Liabilities	37,528	11,421	7,697,652
Net Assets	$7,054,888	$28,282,964	$6,227,632,095
NET ASSETS:
Paid-in-Capital	$7,194,839	$29,520,837	$6,200,834,350
Total distributable earnings (loss)	(139,951)	(1,237,873)	26,797,745
Total Net Assets	$7,054,888	$28,282,964	$6,227,632,095
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	150,000	600,000	107,525,000
Net asset value, per share	$47.03	$47.14	$57.92
Cost of investments in non-affiliates	$7,109,005	$8,621,946	$6,106,257,226
Cost of investments in affiliates	—	20,566,111	31,754,800
Cost of foreign currency	15,875	24,278	2,202,371
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	April 30, 2025

	JPMorgan Healthcare Leaders ETF	JPMorgan Hedged Equity Laddered Overlay ETF	JPMorgan International Growth ETF
ASSETS:
Investments in non-affiliates, at value	$7,681,061	$2,846,308,527	$113,080,914
Investments in affiliates, at value	52,020	15,690,334	1,007,743
Options purchased, at value	—	68,595,680	—
Restricted cash for exchange-traded options	—	975	—
Cash	63,793	26,720	73,017
Foreign currency, at value	478	—	43,618
Receivables:
Investment securities sold	1,724	475,268	106,278
Fund shares sold	—	247,931	—
Dividends from non-affiliates	9,846	1,227,813	194,136
Dividends from affiliates	6	1,844	122
Tax reclaims	3,876	—	131,648
Securities lending income (See Note 2.C.)	—	—	2,341
Total Assets	7,812,804	2,932,575,092	114,639,817
LIABILITIES:
Payables:
Investment securities purchased	11,571	117,833	319,105
Outstanding options written, at value	—	33,162,150	—
Accrued liabilities:
Management fees (See Note 3.A.)	3,842	1,127,938	47,467
Deferred foreign capital gains tax	—	—	83,340
Total Liabilities	15,413	34,407,921	449,912
Net Assets	$7,797,391	$2,898,167,171	$114,189,905
NET ASSETS:
Paid-in-Capital	$7,384,436	$2,887,180,197	$112,098,426
Total distributable earnings (loss)	412,955	10,986,974	2,091,479
Total Net Assets	$7,797,391	$2,898,167,171	$114,189,905
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	150,000	48,925,000	1,750,000
Net asset value, per share	$51.98	$59.24	$65.25
Cost of investments in non-affiliates	$7,218,018	$2,855,292,636	$95,397,475
Cost of investments in affiliates	52,020	15,690,334	1,007,743
Cost of options purchased	—	61,876,388	—
Cost of foreign currency	478	—	42,132
Premiums received from options written	—	49,763,177	—
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	49

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2025 (Unaudited) (continued)

	JPMorgan International Value ETF	JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
ASSETS:
Investments in non-affiliates, at value	$184,802,813	$24,405,282
Investments in affiliates, at value	5,677,237	243,097
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	570,219	—
Options purchased, at value	—	605,200
Cash	257,617	871
Foreign currency, at value	177,013	—
Deposits at broker for futures contracts	56,000	—
Receivables:
Investment securities sold	267,809	—
Dividends from non-affiliates	897,110	5,405
Dividends from affiliates	685	29
Tax reclaims	158,002	—
Securities lending income (See Note 2.C.)	2,185	—
Variation margin on futures contracts	1,210	—
Total Assets	192,867,900	25,259,884
LIABILITIES:
Payables:
Investment securities purchased	16,862	—
Collateral received on securities loaned (See Note 2.C.)	570,219	—
Outstanding options written, at value	—	408,510
Accrued liabilities:
Management fees (See Note 3.A.)	76,985	9,970
Total Liabilities	664,066	418,480
Net Assets	$192,203,834	$24,841,404
NET ASSETS:
Paid-in-Capital	$171,871,461	$24,998,787
Total distributable earnings (loss)	20,332,373	(157,383)
Total Net Assets	$192,203,834	$24,841,404
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	3,050,000	500,000
Net asset value, per share	$63.02	$49.68
Cost of investments in non-affiliates	$166,587,252	$24,711,546
Cost of investments in affiliates	5,677,446	243,097
Cost of options purchased	—	560,660
Cost of foreign currency	177,710	—
Investment securities on loan, at value (See Note 2.C.)	531,677	—
Cost of investment of cash collateral (See Note 2.C.)	570,219	—
Premiums received from options written	—	558,450
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	April 30, 2025

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025 (Unaudited)

	JPMorgan Active China ETF	JPMorgan Active Developing Markets Equity ETF	JPMorgan ActiveBuilders Emerging Markets Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$1	$9	$21
Interest income from affiliates	—	545	7,891
Dividend income from non-affiliates	82,597	199,439	12,743,745
Dividend income from affiliates	584	—	138,127
Income from securities lending (net) (See Note 2.C.)	—	131	16,541
Foreign taxes withheld (net)	(6,756)	(24,542)	(1,431,957)
Total investment income	76,426	175,582	11,474,368
EXPENSES:
Management fees (See Note 3.A.)	39,860	46,070	1,739,411
Interest expense to affiliates	—	—	21,766
Total expenses	39,860	46,070	1,761,177
Net investment income (loss)	36,566	129,512	9,713,191
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(268,459)	(62,329)(a)	(12,019,403)(b)
Investments in affiliates	(6)	—	(34)
In-kind redemptions of investments in non-affiliates (See Note 4)	—	—	1,055,966
Foreign currency transactions	665	(337)	(126,948)
Net realized gain (loss)	(267,800)	(62,666)	(11,090,419)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	417,834	249,844 (c)	9,070,398 (d)
Foreign currency translations	(9)	487	37,178
Change in net unrealized appreciation/depreciation	417,825	250,331	9,107,576
Net realized/unrealized gains (losses)	150,025	187,665	(1,982,843)
Change in net assets resulting from operations	$186,591	$317,177	$7,730,348

(a)
Net of foreign capital gains tax of $(1,410).
(b)
Net of foreign capital gains tax of $(642,229).
(c)
Net of change in foreign capital gains tax of $8,586.
(d)
Net of change in foreign capital gains tax of $2,203,254.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	51

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025 (Unaudited) (continued)

	JPMorgan Dividend Leaders ETF	JPMorgan Flexible Income ETF (a)	JPMorgan Global Select Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$5	$2,946	$3,047
Interest income from affiliates	301	710	28,984
Dividend income from non-affiliates	93,359	89,656	58,974,922
Dividend income from affiliates	29	311,737	1,461,426
Income from securities lending (net) (See Note 2.C.)	—	—	255,757
Foreign taxes withheld (net)	(5,265)	(8,685)	(2,963,774)
Total investment income	88,429	396,364	57,760,362
EXPENSES:
Management fees (See Note 3.A.)	16,386	20,269	14,997,397
Interest expense to affiliates	—	—	2,218
Total expenses	16,386	20,269	14,999,615
Less fees waived	—	(7,511)	—
Net expenses	16,386	12,758	14,999,615
Net investment income (loss)	72,043	383,606	42,760,747
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(80,751)	4,694	(201,487,185)
Investments in affiliates	—	(8,445)	(12,111)
In-kind redemptions of investments in non-affiliates (See Note 4)	—	—	141,759,543
Futures contracts	—	(265,332)	—
Foreign currency transactions	(281)	457	(499,563)
Net realized gain (loss)	(81,032)	(268,626)	(60,239,316)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	38,174	(66,157)	(281,844,214)
Investments in affiliates	—	(1,104,148)	(1,810)
Futures contracts	—	23,407	—
Foreign currency translations	412	877	297,657
Change in net unrealized appreciation/depreciation	38,586	(1,146,021)	(281,548,367)
Net realized/unrealized gains (losses)	(42,446)	(1,414,647)	(341,787,683)
Change in net assets resulting from operations	$29,597	$(1,031,041)	$(299,026,936)

(a)
Commencement of operations was February 12, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	April 30, 2025

	JPMorgan Healthcare Leaders ETF	JPMorgan Hedged Equity Laddered Overlay ETF	JPMorgan International Growth ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$1	$1	$3,570
Interest income from affiliates	279	378	961
Dividend income from non-affiliates	53,606	15,737,359	824,279
Dividend income from affiliates	175	152,219	68,590
Income from securities lending (net) (See Note 2.C.)	—	—	2,435
Foreign taxes withheld (net)	(1,629)	—	(68,661)
Total investment income	52,432	15,889,957	831,174
EXPENSES:
Management fees (See Note 3.A.)	25,351	6,069,393	308,819
Interest expense to affiliates	—	53	—
Total expenses	25,351	6,069,446	308,819
Net investment income (loss)	27,081	9,820,511	522,355
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(266,839)	(34,150,779)	(1,931,661)(a)
Investments in affiliates	—	—	359
In-kind redemptions of investments in non-affiliates (See Note 4)	207,771	44,861,620	3,239,476
In-kind redemptions of options purchased (See Note 4)	—	13,758,704	—
Options purchased	—	(27,048,814)	—
Futures contracts	—	—	(268,493)
Foreign currency transactions	(1,204)	—	12,666
Options written	—	28,482,792	—
Net realized gain (loss)	(60,272)	25,903,523	1,052,347
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(329,510)	(149,369,435)	2,146,899 (b)
Investments in affiliates	—	—	(753)
Options purchased	—	9,290,551	—
Futures contracts	—	—	3,690
Foreign currency translations	335	—	14,953
Options written	—	12,125,911	—
Change in net unrealized appreciation/depreciation	(329,175)	(127,952,973)	2,164,789
Net realized/unrealized gains (losses)	(389,447)	(102,049,450)	3,217,136
Change in net assets resulting from operations	$(362,366)	$(92,228,939)	$3,739,491

(a)
Net of foreign capital gains tax of $(3,230).
(b)
Net of change in foreign capital gains tax of $(72,626).
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	53

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025 (Unaudited) (continued)

	JPMorgan International Value ETF	JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$97	$—
Interest income from affiliates	3,757	—
Dividend income from non-affiliates	3,381,827	12,725
Dividend income from affiliates	46,380	1,089
Income from securities lending (net) (See Note 2.C.)	4,990	—
Foreign taxes withheld (net)	(342,044)	—
Total investment income	3,095,007	13,814
EXPENSES:
Management fees (See Note 3.A.)	338,215	11,661
Interest expense to non-affiliates	124	—
Interest expense to affiliates	810	—
Total expenses	339,149	11,661
Net investment income (loss)	2,755,858	2,153
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	284,540	(56,847)
Investments in affiliates	(397)	—
In-kind redemptions of options purchased (See Note 4)	—	(76,918)
Options purchased	—	(2,460)
Futures contracts	(198,022)	—
Foreign currency transactions	16,483	—
Options written	—	88,473
Net realized gain (loss)	102,604	(47,752)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	13,480,312	(306,264)
Investments in affiliates	(213)	—
Options purchased	—	44,540
Futures contracts	102,179	—
Foreign currency translations	36,257	—
Options written	—	149,940
Change in net unrealized appreciation/depreciation	13,618,535	(111,784)
Net realized/unrealized gains (losses)	13,721,139	(159,536)
Change in net assets resulting from operations	$16,476,997	$(157,383)

(a)
Commencement of operations was March 26, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	April 30, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Active China ETF		JPMorgan Active Developing Markets Equity ETF
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$36,566	$249,104	$129,512	$160,082
Net realized gain (loss)	(267,800)	(1,279,343)	(62,666)	(36,037)
Change in net unrealized appreciation/depreciation	417,825	2,604,187	250,331	14,504
Change in net assets resulting from operations	186,591	1,573,948	317,177	138,549
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(253,869)	(216,655)	(207,087)	—
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	660,857	—	—	14,294,583
NET ASSETS:
Change in net assets	593,579	1,357,293	110,090	14,433,132
Beginning of period	11,916,262	10,558,969	14,433,132	—
End of period	$12,509,841	$11,916,262	$14,543,222	$14,433,132
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$660,857	$—	$—	$14,320,122
Cost of shares redeemed	—	—	—	(25,539)
Total change in net assets resulting from capital transactions	$660,857	$—	$—	$14,294,583
SHARE TRANSACTIONS:
Issued	15,000	—	—	300,000
Net increase in shares from share transactions	15,000	—	—	300,000

(a)
Commencement of operations was May 16, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	55

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan ActiveBuilders Emerging Markets Equity ETF		JPMorgan Dividend Leaders ETF
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$9,713,191	$23,837,173	$72,043	$3,940
Net realized gain (loss)	(11,090,419)	(56,228,549)	(81,032)	(12,869)
Change in net unrealized appreciation/depreciation	9,107,576	214,324,026	38,586	(120,406)
Change in net assets resulting from operations	7,730,348	181,932,650	29,597	(129,335)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(25,267,940)	(25,156,045)	(42,537)	—
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	51,007,563	(3,083,232)	1,180,346	6,016,817
NET ASSETS:
Change in net assets	33,469,971	153,693,373	1,167,406	5,887,482
Beginning of period	1,050,643,348	896,949,975	5,887,482	—
End of period	$1,084,113,319	$1,050,643,348	$7,054,888	$5,887,482
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$62,217,201	$206,681,932	$1,180,346	$6,016,817
Cost of shares redeemed	(11,209,638)	(209,765,164)	—	—
Total change in net assets resulting from capital transactions	$51,007,563	$(3,083,232)	$1,180,346	$6,016,817
SHARE TRANSACTIONS:
Issued	1,600,000	5,700,000	25,000	125,000
Redeemed	(300,000)	(5,700,000)	—	—
Net increase in shares from share transactions	1,300,000	—	25,000	125,000

(a)
Commencement of operations was September 25, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	April 30, 2025

	JPMorgan Flexible Income ETF	JPMorgan Global Select Equity ETF
	Period Ended April 30, 2025 (Unaudited)(a)	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$383,606	$42,760,747	$29,280,890
Net realized gain (loss)	(268,626)	(60,239,316)	96,682,544
Change in net unrealized appreciation/depreciation	(1,146,021)	(281,548,367)	353,488,930
Change in net assets resulting from operations	(1,031,041)	(299,026,936)	479,452,364
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(206,832)	(128,903,785)	(3,187,995)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	29,520,837	1,797,665,607	3,539,956,807
NET ASSETS:
Change in net assets	28,282,964	1,369,734,886	4,016,221,176
Beginning of period	—	4,857,897,209	841,676,033
End of period	$28,282,964	$6,227,632,095	$4,857,897,209
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$29,522,575	$2,554,427,169	$3,659,582,414
Cost of shares redeemed	(1,738)	(756,761,562)	(119,625,607)
Total change in net assets resulting from capital transactions	$29,520,837	$1,797,665,607	$3,539,956,807
SHARE TRANSACTIONS:
Issued	600,001	40,825,000	63,150,000
Redeemed	(1)	(12,525,000)	(2,200,000)
Net increase in shares from share transactions	600,000	28,300,000	60,950,000

(a)
Commencement of operations was February 12, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	57

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Healthcare Leaders ETF		JPMorgan Hedged Equity Laddered Overlay ETF
	Six Months Ended April 30, 2025 (Unaudited)	Period Ended October 31, 2024 (a)	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$27,081	$51,816	$9,820,511	$5,715,262
Net realized gain (loss)	(60,272)	1,067,987	25,903,523	(26,464,636)
Change in net unrealized appreciation/depreciation	(329,175)	792,538	(127,952,973)	142,824,797
Change in net assets resulting from operations	(362,366)	1,912,341	(92,228,939)	122,075,423
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(422,493)	(15,930)	(9,387,602)	(4,110,810)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,361,415	5,324,424	1,156,901,919	1,663,323,365
NET ASSETS:
Change in net assets	576,556	7,220,835	1,055,285,378	1,781,287,978
Beginning of period	7,220,835	—	1,842,881,793	61,593,815
End of period	$7,797,391	$7,220,835	$2,898,167,171	$1,842,881,793
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,714,199	$9,600,000	$1,492,528,000	$1,685,800,449
Cost of shares redeemed	(1,352,784)	(4,275,576)	(335,626,081)	(22,477,084)
Total change in net assets resulting from capital transactions	$1,361,415	$5,324,424	$1,156,901,919	$1,663,323,365
SHARE TRANSACTIONS:
Issued	50,000	200,000	24,350,000	29,375,000
Redeemed	(25,000)	(75,000)	(5,650,000)	(400,000)
Net increase in shares from share transactions	25,000	125,000	18,700,000	28,975,000

(a)
Commencement of operations was February 12, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	April 30, 2025

	JPMorgan International Growth ETF		JPMorgan International Value ETF
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$522,355	$999,866	$2,755,858	$1,331,121
Net realized gain (loss)	1,052,347	1,388,998	102,604	451,681
Change in net unrealized appreciation/depreciation	2,164,789	16,005,824	13,618,535	5,244,557
Change in net assets resulting from operations	3,739,491	18,394,688	16,476,997	7,027,359
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(1,959,168)	(1,328,751)	(2,531,503)	(93,948)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	4,546,129	8,692,489	75,219,439	84,602,925
NET ASSETS:
Change in net assets	6,326,452	25,758,426	89,164,933	91,536,336
Beginning of period	107,863,453	82,105,027	103,038,901	11,502,565
End of period	$114,189,905	$107,863,453	$192,203,834	$103,038,901
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$20,613,539	$22,350,331	$75,249,228	$84,633,896
Cost of shares redeemed	(16,067,410)	(13,657,842)	(29,789)	(30,971)
Total change in net assets resulting from capital transactions	$4,546,129	$8,692,489	$75,219,439	$84,602,925
SHARE TRANSACTIONS:
Issued	325,000	350,000	1,250,000	1,550,000
Redeemed	(250,000)	(250,000)	—	—
Net increase in shares from share transactions	75,000	100,000	1,250,000	1,550,000
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	59

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
Period Ended April 30, 2025 (Unaudited)(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,153
Net realized gain (loss)	(47,752)
Change in net unrealized appreciation/depreciation	(111,784)
Change in net assets resulting from operations	(157,383)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	24,998,787
NET ASSETS:
Change in net assets	24,841,404
Beginning of period	—
End of period	$24,841,404
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$26,236,900
Cost of shares redeemed	(1,238,113)
Total change in net assets resulting from capital transactions	$24,998,787
SHARE TRANSACTIONS:
Issued	525,000
Redeemed	(25,000)
Net increase in shares from share transactions	500,000

(a)
Commencement of operations was March 26, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	April 30, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Active China ETF
Six Months Ended April 30, 2025 (Unaudited)	$45.83	$0.13	$0.45	$0.58	$(0.92)	$—	$(0.92)
Year Ended October 31, 2024	40.61	0.96	5.09	6.05	(0.83)	—	(0.83)
March 15, 2023 (g) through October 31, 2023	48.00	0.75	(8.14)	(7.39)	—	—	—
JPMorgan Active Developing Markets Equity ETF
Six Months Ended April 30, 2025 (Unaudited)	48.11	0.43	0.63	1.06	(0.69)	—	(0.69)
May 16, 2024 (g) through October 31, 2024	48.00	0.55	(0.44)	0.11	—	—	—
JPMorgan ActiveBuilders Emerging Markets Equity ETF
Six Months Ended April 30, 2025 (Unaudited)	39.20	0.35	(0.06)	0.29	(0.91)	—	(0.91)
Year Ended October 31, 2024	33.47	0.89	5.91	6.80	(1.07)	—	(1.07)
Year Ended October 31, 2023	31.07	0.86	2.45	3.31	(0.91)	—	(0.91)
Year Ended October 31, 2022	47.92	1.14	(17.27)	(16.13)	(0.63)	(0.09)	(0.72)
March 10, 2021 (g) through October 31, 2021	48.00	0.66	(0.74)	(0.08)	—	—	—
JPMorgan Dividend Leaders ETF
Six Months Ended April 30, 2025 (Unaudited)	47.10	0.48	(0.27)	0.21	(0.28)	—	(0.28)
September 25, 2024 (g) through October 31, 2024	48.00	0.03	(0.93)	(0.90)	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the listing exchange of the Fund.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Commencement of operations.
(h)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(i)	Includes interest expense, which is less than 0.01% unless otherwise noted.
(j)	Does not include expenses of unaffiliated Underlying Funds.
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	April 30, 2025

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)(e)	Net assets, end of period	Net expenses(f)	Net investment income (loss)	Expenses without waivers and reimbursements(f)	Portfolio turnover rate(c)

$45.49	$45.78	1.33%	1.16%	$12,509,841	0.65%	0.60%	0.65%	33%
45.83	46.20	15.31	15.78	11,916,262	0.65	2.34	0.65	42
40.61	40.77	(15.40)	(15.06)(h)	10,558,969	0.65	2.64	0.65	17

48.48	48.62	2.24	2.01	14,543,222	0.65	1.83	0.65	14
48.11	48.36	0.23	0.75 (h)	14,433,132	0.65	2.49	0.65	15

38.58	38.38	0.78	(0.23)	1,084,113,319	0.33	1.84	0.33	21
39.20	39.39	20.67	21.30	1,050,643,348	0.34 (i)	2.39	0.34 (i)	50
33.47	33.45	10.61	10.27	896,949,975	0.33	2.41	0.33	46
31.07	31.15	(34.15)	(34.32)	907,154,126	0.33	3.05	0.33	28
47.92	48.17	(0.17)	0.35 (h)	325,863,960	0.30 (j)	2.11	0.33 (j)	40

47.03	47.20	0.45	0.45	7,054,888	0.47	2.07	0.47	35
47.10	47.27	(1.88)	(1.52)(h)	5,887,482	0.47	0.69	0.47	7
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Flexible Income ETF
February 12, 2025 (g) through April 30, 2025 (Unaudited)	$49.00	$0.66	$(2.18)	$(1.52)	$(0.34)	$—	$(0.34)
JPMorgan Global Select Equity ETF
Six Months Ended April 30, 2025 (Unaudited)	61.32	0.40	(2.60)	(2.20)	(0.38)	(0.82)	(1.20)
Year Ended October 31, 2024	46.06	0.65	14.78	15.43	(0.17)	—	(0.17)
September 13, 2023 (g) through October 31, 2023	48.00	0.00 (i)	(1.94)	(1.94)	—	—	—
JPMorgan Healthcare Leaders ETF
Six Months Ended April 30, 2025 (Unaudited)	57.77	0.18	(3.15)	(2.97)	(0.33)	(2.49)	(2.82)
November 1, 2023 (g) through October 31, 2024	48.00	0.33	9.52	9.85	(0.08)	—	(0.08)
JPMorgan Hedged Equity Laddered Overlay ETF
Six Months Ended April 30, 2025 (Unaudited)	60.97	0.25	(1.74)	(1.49)	(0.24)	—	(0.24)
Year Ended October 31, 2024	49.28	0.46	11.55	12.01	(0.32)	—	(0.32)
September 28, 2023 (g) through October 31, 2023	50.00	0.03	(0.75)	(0.72)	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the listing exchange of the Fund.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Commencement of operations.
(h)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(i)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	April 30, 2025

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)(e)	Net assets, end of period	Net expenses(f)	Net investment income (loss)	Expenses without waivers and reimbursements(f)	Portfolio turnover rate(c)

$47.14	$47.20	(3.04)%	(2.92)%(h)	$28,282,964	0.22%	6.65%	0.35%	4%

57.92	57.92	(3.70)	(3.88)	6,227,632,095	0.47	1.34	0.47	64
61.32	61.43	33.57	33.60	4,857,897,209	0.47	1.11	0.47	103
46.06	46.13	(4.04)	(3.90)(h)	841,676,033	0.47	0.07	0.47	8

51.98	51.87	(5.16)	(5.75)	7,797,391	0.65	0.69	0.65	45
57.77	58.02	20.53	21.06 (h)	7,220,835	0.65	0.59	0.65	55

59.24	59.24	(2.46)	(2.69)	2,898,167,171	0.50	0.81	0.50	16
60.97	61.11	24.43	24.71	1,842,881,793	0.50	0.79	0.50	30
49.28	49.28	(1.44)	(1.44)(h)	61,593,815	0.50	0.70	0.50	4
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	65

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan International Growth ETF
Six Months Ended April 30, 2025 (Unaudited)	$64.40	$0.29	$1.62	$1.91	$(1.06)	$—	$(1.06)
Year Ended October 31, 2024	52.13	0.69	12.56	13.25	(0.98)	—	(0.98)
Year Ended October 31, 2023	47.81	0.68	4.12	4.80	(0.48)	—	(0.48)
Year Ended October 31, 2022	79.09	0.44	(30.69)	(30.25)	(0.49)	(0.54)	(1.03)
Year Ended October 31, 2021	62.98	0.19	15.95	16.14	(0.03)	—	(0.03)
May 20, 2020 (g) through October 31, 2020	51.83	0.05	11.10	11.15	—	—	—
JPMorgan International Value ETF
Six Months Ended April 30, 2025 (Unaudited)	57.24	1.30	5.84	7.14	(1.19)	(0.17)	(1.36)
Year Ended October 31, 2024	46.01	2.06	9.55	11.61	(0.38)	—	(0.38)
September 13, 2023 (g) through October 31, 2023	48.00	0.15	(2.14)	(1.99)	—	—	—
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
March 26, 2025 (g) through April 30, 2025 (Unaudited)	50.00	0.00 (i)	(0.32)	(0.32)	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the closing price on the listing exchange of the Fund.

(f)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(g)	Commencement of operations.
(h)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(i)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Exchange-Traded Funds	April 30, 2025

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)(e)	Net assets, end of period	Net expenses(f)	Net investment income (loss)	Portfolio turnover rate(c)

$65.25	$65.04	3.02%	2.24%	$114,189,905	0.55%	0.92%	36%
64.40	64.68	25.64	26.24	107,863,453	0.55	1.11	51
52.13	52.11	10.03	10.01	82,105,027	0.55	1.21	53
47.81	47.80	(38.72)	(38.97)	54,982,105	0.55	0.75	32
79.09	79.40	25.63	25.85	61,291,950	0.55	0.25	37
62.98	63.12	21.51	21.78 (h)	37,787,658	0.55	0.16	12

63.02	63.16	12.83	12.39	192,203,834	0.55	4.47	28
57.24	57.58	25.35	25.52	103,038,901	0.55	3.65	55
46.01	46.22	(4.15)	(3.71)(h)	11,502,565	0.55	2.46	4

49.68	49.71	(0.64)	(0.58)(h)	24,841,404	0.50	0.09	6
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 11 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Active China ETF	Non-Diversified
JPMorgan Active Developing Markets Equity ETF	Diversified
JPMorgan ActiveBuilders Emerging Markets Equity ETF	Diversified
JPMorgan Dividend Leaders ETF	Diversified
JPMorgan Flexible Income ETF(1)	Diversified
JPMorgan Global Select Equity ETF	Diversified
JPMorgan Healthcare Leaders ETF	Diversified
JPMorgan Hedged Equity Laddered Overlay ETF	Diversified
JPMorgan International Growth ETF	Diversified
JPMorgan International Value ETF	Diversified
JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF(2)	Non-Diversified

(1)	Commencement of operations was February 12, 2025.
(2)	Commencement of operations was March 26, 2025.
The investment objective of JPMorgan Active China ETF (“Active China ETF”), JPMorgan Active Developing Markets Equity ETF (“Active Developing Markets Equity ETF”), JPMorgan ActiveBuilders Emerging Markets Equity ETF (“ActiveBuilders Emerging Markets Equity ETF”), JPMorgan Global Select Equity ETF ("Global Select Equity ETF"), JPMorgan Healthcare Leaders ETF ("Healthcare Leaders ETF"), JPMorgan International Growth ETF (“International Growth ETF”) and JPMorgan International Value ETF ("International Value ETF") is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan Dividend Leaders ETF ("Dividend Leaders ETF") is to seek to provide long-term capital growth and current income.
The investment objective of JPMorgan Flexible Income ETF ("Flexible Income ETF") is to seek to maximize income while maintaining prospects for capital appreciation.
The investment objective of JPMorgan Hedged Equity Laddered Overlay ETF (“Hedged Equity Laddered Overlay ETF”) and JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF (“Nasdaq Hedged Equity Laddered Overlay ETF”) is to seek to provide capital appreciation.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Active China ETF	NYSE Arca, Inc.
Active Developing Markets Equity ETF	NYSE Arca, Inc.
ActiveBuilders Emerging Markets Equity ETF	Cboe BZX Exchange, Inc.
Dividend Leaders ETF	NYSE Arca, Inc.
Flexible Income ETF	NYSE Arca, Inc.
Global Select Equity ETF	The NASDAQ Stock Market® LLC
Healthcare Leaders ETF	The NASDAQ Stock Market® LLC
Hedged Equity Laddered Overlay ETF	NYSE Arca, Inc.
International Growth ETF	NYSE Arca, Inc.
International Value ETF	The NASDAQ Stock Market® LLC
Nasdaq Hedged Equity Laddered Overlay ETF	The NASDAQ Stock Market® LLC
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and

68	J.P. Morgan Exchange-Traded Funds	April 30, 2025

redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission ("SEC") Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Active China ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Automobile Components	$—	$266,195	$—	$266,195
Banks	—	1,426,236	—	1,426,236
Beverages	—	319,305	—	319,305
Broadline Retail	343,419	1,180,966	—	1,524,385
Capital Markets	—	150,837	—	150,837
Electrical Equipment	—	671,013	—	671,013
Electronic Equipment, Instruments & Components	—	562,576	—	562,576
Entertainment	—	505,503	—	505,503
Food Products	—	531,613	—	531,613
Gas Utilities	—	254,988	—	254,988
Health Care Equipment & Supplies	—	66,480	—	66,480
Hotels, Restaurants & Leisure	142,644	506,657	—	649,301
Household Durables	—	323,877	—	323,877
Independent Power and Renewable Electricity Producers	—	260,884	—	260,884
Insurance	—	384,011	—	384,011
Interactive Media & Services	93,651	1,751,778	—	1,845,429
Machinery	—	797,724	—	797,724
Metals & Mining	—	279,640	—	279,640
Oil, Gas & Consumable Fuels	—	152,828	—	152,828
Pharmaceuticals	—	199,637	—	199,637
Real Estate Management & Development	188,729	—	—	188,729
Semiconductors & Semiconductor Equipment	—	412,769	—	412,769
Software	—	74,835	—	74,835
Technology Hardware, Storage & Peripherals	—	469,922	—	469,922
Textiles, Apparel & Luxury Goods	—	157,350	—	157,350
Total Common Stocks	768,443	11,707,624	—	12,476,067
Short-Term Investments
Investment Companies	18,058	—	—	18,058
Total Investments in Securities	$786,501	$11,707,624	$—	$12,494,125

Active Developing Markets Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$49,777	$—	$—	$49,777

70	J.P. Morgan Exchange-Traded Funds	April 30, 2025

Active Developing Markets Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Brazil	$1,270,608	$—	$—	$1,270,608
China	592,741	3,235,629	—	3,828,370
Greece	—	237,051	—	237,051
Hong Kong	—	216,229	—	216,229
Hungary	—	77,635	—	77,635
India	417,770	1,497,714	—	1,915,484
Indonesia	—	470,041	—	470,041
Mexico	569,749	—	—	569,749
Panama	43,586	—	—	43,586
Peru	27,700	—	—	27,700
Poland	—	74,860	—	74,860
Portugal	—	60,942	—	60,942
Saudi Arabia	—	401,347	—	401,347
Singapore	151,179	—	—	151,179
South Africa	58,006	273,621	—	331,627
South Korea	—	1,648,447	—	1,648,447
Spain	—	139,491	—	139,491
Taiwan	—	2,330,041	—	2,330,041
Thailand	—	133,623	—	133,623
Turkey	—	267,638	—	267,638
United States	145,563	—	—	145,563
Total Common Stocks	3,326,679	11,064,309	—	14,390,988
Total Investments in Securities	$3,326,679	$11,064,309	$—	$14,390,988

ActiveBuilders Emerging Markets Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$200,781	$—	$—	$200,781
Australia	—	527,187	—	527,187
Austria	—	998,125	—	998,125
Brazil	68,637,105	—	—	68,637,105
Chile	1,611,604	—	—	1,611,604
China	13,946,666	281,325,677	—	295,272,343
Colombia	565,880	—	—	565,880
Czech Republic	—	1,537,701	—	1,537,701
Georgia	—	1,188,440	—	1,188,440
Greece	570,091	10,361,352	—	10,931,443
Hong Kong	294,826	8,866,235	—	9,161,061
Hungary	—	5,449,050	—	5,449,050
India	19,624,110	163,816,651	—	183,440,761
Indonesia	255,170	20,126,362	—	20,381,532
Kazakhstan	509,147	—	—	509,147
Malaysia	—	5,856,626	—	5,856,626
Mexico	30,864,955	—	—	30,864,955
Panama	1,575,244	—	—	1,575,244

April 30, 2025	J.P. Morgan Exchange-Traded Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
ActiveBuilders Emerging Markets Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Peru	$4,716,138	$—	$—	$4,716,138
Philippines	—	3,418,249	—	3,418,249
Poland	—	9,622,553	—	9,622,553
Portugal	—	2,180,439	—	2,180,439
Qatar	764,055	1,824,487	—	2,588,542
Romania	—	352,758	—	352,758
Russia	—	—	— (a)	— (a)
Saudi Arabia	1,246,202	22,104,895	—	23,351,097
Singapore	850,188	—	—	850,188
South Africa	3,286,951	18,801,467	—	22,088,418
South Korea	561,651	126,160,954	—	126,722,605
Spain	—	6,537,709	—	6,537,709
Taiwan	—	194,771,372	—	194,771,372
Thailand	1,388,280	6,113,524	—	7,501,804
Turkey	506,511	6,781,442	—	7,287,953
United Arab Emirates	—	10,652,877	—	10,652,877
United States	8,382,298	—	—	8,382,298
Total Common Stocks	160,357,853	909,376,132	— (a)	1,069,733,985
Rights	25,883	—	—	25,883
Short-Term Investments
Investment Companies	14,066,805	—	—	14,066,805
Investment of Cash Collateral from Securities Loaned	665,963	—	—	665,963
Total Short-Term Investments	14,732,768	—	—	14,732,768
Total Investments in Securities	$175,116,504	$909,376,132	$— (a)	$1,084,492,636

(a)	Value is zero.

Dividend Leaders ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$55,819	$—	$55,819
Austria	—	17,540	—	17,540
Brazil	35,127	—	—	35,127
China	57,775	55,126	—	112,901
Finland	—	61,323	—	61,323
France	—	335,643	—	335,643
Germany	—	360,578	—	360,578
Hong Kong	—	69,903	—	69,903
Indonesia	—	38,601	—	38,601
Ireland	69,702	—	—	69,702
Italy	—	71,330	—	71,330
Japan	—	416,532	—	416,532
Mexico	42,612	—	—	42,612
Netherlands	—	140,194	—	140,194

72	J.P. Morgan Exchange-Traded Funds	April 30, 2025

Dividend Leaders ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Singapore	$—	$173,579	$—	$173,579
Spain	—	90,994	—	90,994
Sweden	—	100,851	—	100,851
Taiwan	32,171	255,011	—	287,182
United Kingdom	—	317,935	—	317,935
United States	4,148,392	80,228	—	4,228,620
Total Common Stocks	4,385,779	2,641,187	—	7,026,966
Total Investments in Securities	$4,385,779	$2,641,187	$—	$7,026,966

Flexible Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$170,620	$—	$170,620
Austria	—	34,784	—	34,784
Belgium	—	11,305	—	11,305
Canada	528,011	—	—	528,011
China	—	9,520	—	9,520
Denmark	—	26,554	—	26,554
Finland	—	118,495	—	118,495
France	—	376,468	—	376,468
Germany	—	322,905	—	322,905
Guatemala	3,799	—	—	3,799
Hong Kong	—	39,047	—	39,047
Ireland	34,103	10,342	—	44,445
Israel	—	5,814	—	5,814
Italy	—	176,629	—	176,629
Japan	—	443,610	—	443,610
Netherlands	11,427	141,915	—	153,342
New Zealand	3,662	—	—	3,662
Norway	—	96,848	—	96,848
Peru	5,661	—	—	5,661
Poland	—	2,461	—	2,461
Portugal	—	4,974	—	4,974
Singapore	—	69,306	—	69,306
South Africa	—	9,145	—	9,145
South Korea	—	18,127	—	18,127
Spain	—	171,790	—	171,790
Sweden	—	136,458	—	136,458
Switzerland	—	34,326	—	34,326
Taiwan	—	113,338	—	113,338
United Kingdom	2,748	445,071	—	447,819
United States	4,463,823	172,177	—	4,636,000
Total Common Stocks	5,053,234	3,162,029	—	8,215,263
Exchange-Traded Funds	19,078,934	—	—	19,078,934
U.S. Treasury Obligations	—	340,526	—	340,526

April 30, 2025	J.P. Morgan Exchange-Traded Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Flexible Income ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$383,029	$—	$—	$383,029
Total Investments in Securities	$24,515,197	$3,502,555	$—	$28,017,752
Appreciation in Other Financial Instruments
Futures Contracts	$65,327	$—	$—	$65,327
Depreciation in Other Financial Instruments
Futures Contracts	$(41,920)	$—	$—	$(41,920)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$23,407	$—	$—	$23,407

Global Select Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
China	$42,317,984	$45,552,335	$—	$87,870,319
Denmark	—	51,623,546	—	51,623,546
France	—	352,252,335	—	352,252,335
Germany	—	278,182,994	—	278,182,994
Hong Kong	—	91,488,004	—	91,488,004
Ireland	31,720,669	—	—	31,720,669
Italy	—	42,796,908	—	42,796,908
Japan	—	282,547,533	—	282,547,533
Netherlands	—	181,232,743	—	181,232,743
Singapore	—	56,119,268	—	56,119,268
South Korea	—	17,201,219	—	17,201,219
Sweden	—	124,540,945	—	124,540,945
Switzerland	—	38,610,238	—	38,610,238
Taiwan	90,711,865	66,841,213	—	157,553,078
United Kingdom	—	20,593,403	—	20,593,403
United States	4,328,004,544	32,457,210	—	4,360,461,754
Total Common Stocks	4,492,755,062	1,682,039,894	—	6,174,794,956
Short-Term Investments
Investment Companies	31,755,370	—	—	31,755,370
Total Investments in Securities	$4,524,510,432	$1,682,039,894	$—	$6,206,550,326

Healthcare Leaders ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$87,820	$—	$87,820
Canada	21,812	—	—	21,812
Denmark	43,462	156,523	—	199,985
Germany	—	165,512	—	165,512

74	J.P. Morgan Exchange-Traded Funds	April 30, 2025

Healthcare Leaders ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Japan	$—	$226,561	$—	$226,561
Netherlands	15,655	123,472	—	139,127
Switzerland	—	145,858	—	145,858
United Kingdom	25,657	426,891	—	452,548
United States	5,659,176	582,662	—	6,241,838
Total Common Stocks	5,765,762	1,915,299	—	7,681,061
Short-Term Investments
Investment Companies	52,020	—	—	52,020
Total Investments in Securities	$5,817,782	$1,915,299	$—	$7,733,081

Hedged Equity Laddered Overlay ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,930,594,541	$—	$—	$2,930,594,541
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(24,023,530)	—	—	(24,023,530)
Put Options Written	(9,138,620)	—	—	(9,138,620)
Total Depreciation in Other Financial Instruments	$(33,162,150)	$—	$—	$(33,162,150)

(a)	Please refer to the SOI for specifics of portfolio holdings.

International Growth ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$1,546,509	$—	$1,546,509
Brazil	771,511	—	—	771,511
Canada	7,548,640	—	—	7,548,640
China	1,288,650	8,188,418	—	9,477,068
Denmark	—	3,138,852	—	3,138,852
France	—	11,248,037	—	11,248,037
Germany	—	5,232,599	—	5,232,599
Hong Kong	—	1,717,005	—	1,717,005
India	—	5,637,315	—	5,637,315
Indonesia	—	1,151,855	—	1,151,855
Italy	960,407	—	—	960,407
Japan	—	16,442,653	—	16,442,653
Netherlands	—	2,966,540	—	2,966,540
Saudi Arabia	—	2,106,189	—	2,106,189
Singapore	1,122,803	1,431,150	—	2,553,953
Spain	—	2,769,195	—	2,769,195
Sweden	—	2,146,015	—	2,146,015
Switzerland	—	3,795,709	—	3,795,709

April 30, 2025	J.P. Morgan Exchange-Traded Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
International Growth ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Taiwan	$2,462,345	$4,476,859	$—	$6,939,204
United Kingdom	—	18,786,512	—	18,786,512
United States	875,536	5,269,610	—	6,145,146
Total Common Stocks	15,029,892	98,051,022	—	113,080,914
Short-Term Investments
Investment Companies	1,007,743	—	—	1,007,743
Total Investments in Securities	$16,037,635	$98,051,022	$—	$114,088,657

International Value ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$4,950,086	$—	$4,950,086
Austria	405,666	1,838,603	—	2,244,269
Belgium	—	1,091,525	—	1,091,525
Brazil	3,519,241	—	—	3,519,241
Burkina Faso	501,065	—	—	501,065
Canada	7,768,174	—	—	7,768,174
China	334,916	14,883,926	—	15,218,842
Denmark	—	1,675,528	—	1,675,528
Finland	—	1,656,418	—	1,656,418
France	—	9,764,069	—	9,764,069
Georgia	—	366,092	—	366,092
Germany	—	13,738,064	—	13,738,064
Greece	—	1,088,527	—	1,088,527
Guatemala	448,640	—	—	448,640
Hong Kong	—	1,724,522	—	1,724,522
Hungary	—	1,304,313	—	1,304,313
India	—	4,794,926	—	4,794,926
Indonesia	—	1,930,092	—	1,930,092
Ireland	888,351	1,520,832	—	2,409,183
Italy	—	7,837,282	—	7,837,282
Japan	—	26,465,168	—	26,465,168
Mexico	881,732	—	—	881,732
Netherlands	—	4,893,320	—	4,893,320
Norway	—	1,881,740	—	1,881,740
Peru	—	423,806	—	423,806
Poland	—	482,321	—	482,321
Portugal	—	640,226	—	640,226
Qatar	—	289,934	—	289,934
Singapore	—	1,984,176	—	1,984,176
South Africa	700,493	1,081,579	—	1,782,072
South Korea	—	9,727,407	—	9,727,407
Spain	326,395	5,157,054	—	5,483,449
Sweden	—	4,216,062	—	4,216,062
Switzerland	—	2,216,999	—	2,216,999

76	J.P. Morgan Exchange-Traded Funds	April 30, 2025

International Value ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Taiwan	$—	$2,748,609	$—	$2,748,609
Thailand	—	834,959	—	834,959
Turkey	—	344,946	—	344,946
United Arab Emirates	—	1,269,549	—	1,269,549
United Kingdom	—	18,992,679	—	18,992,679
United States	214,482	14,998,319	—	15,212,801
Total Common Stocks	15,989,155	168,813,658	—	184,802,813
Short-Term Investments
Investment Companies	5,677,237	—	—	5,677,237
Investment of Cash Collateral from Securities Loaned	570,219	—	—	570,219
Total Short-Term Investments	6,247,456	—	—	6,247,456
Total Investments in Securities	$22,236,611	$168,813,658	$—	$191,050,269
Appreciation in Other Financial Instruments
Futures Contracts	$102,179	$—	$—	$102,179

Nasdaq Hedged Equity Laddered Overlay ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$25,253,579	$—	$—	$25,253,579
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	(283,390)	—	—	(283,390)
Put Options Written	(125,120)	—	—	(125,120)
Total Depreciation in Other Financial Instruments	$(408,510)	$—	$—	$(408,510)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of April 30, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of April 30, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
ActiveBuilders Emerging Markets Equity ETF	$628,920	$(628,920)	$—
International Value ETF	531,677	(531,677)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
Active Developing Markets Equity ETF, Global Select Equity ETF and International Growth ETF did not have any securities out on loan at April 30, 2025. Active China ETF, Dividend Leaders ETF, Flexible Income ETF, Healthcare Leaders ETF, Hedged Equity Laddered Overlay ETF and Nasdaq Hedged Equity Laddered Overlay ETF did not lend out any securities during the six months ended April 30, 2025.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ and ETFs' distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Active China ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.40% (a) (b)	$8,860	$1,333,241	$1,324,037	$(6)	$—	$18,058	18,054	$584	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.

78	J.P. Morgan Exchange-Traded Funds	April 30, 2025

Active Developing Markets Equity ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	$—	$358,529	$358,529	$—	$—	$—	—	$2,001 *	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

ActiveBuilders Emerging Markets Equity ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.40% (a) (b)	$7,607,812	$101,427,097	$94,968,070	$(34)	$—	$14,066,805	14,063,992	$138,127	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	1,234,130	15,126,210	15,694,377	—	—	665,963	665,963	37,587 *	—
Total	$8,841,942	$116,553,307	$110,662,447	$(34)	$—	$14,732,768		$175,714	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Flexible Income ETF
For the period ended April 30, 2025
Security Description	Value at February 12, 2025(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (b)	$—	$10,878,259	$130,763	$(8,471)	$(177,846)	$10,561,179	231,052	$156,168	$—
JPMorgan Equity Premium Income ETF (b)	—	1,471,590	—	—	(91,291)	1,380,299	24,830	18,265	—
JPMorgan Income ETF (b)	—	588,020	—	—	2,867	590,887	12,837	5,539	—
JPMorgan Nasdaq Equity Premium Income ETF (b)	—	7,384,447	—	—	(837,878)	6,546,569	127,514	130,455	—
JPMorgan Prime Money Market Fund Class IM Shares, 4.40% (b) (c)	—	1,620,545	1,237,542	26	—	383,029	382,952	1,310	—
Total	$—	$21,942,861	$1,368,305	$(8,445)	$(1,104,148)	$19,461,963		$311,737	$—

(a)	Commencement of operations was February 12, 2025.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2025.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Global Select Equity ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.40% (a) (b)	$58,736,568	$792,666,861	$819,634,138	$(12,111)	$(1,810)	$31,755,370	31,749,020	$1,461,426	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	—	93,180,179	93,180,179	—	—	—	—	163,237 *	—
Total	$58,736,568	$885,847,040	$912,814,317	$(12,111)	$(1,810)	$31,755,370		$1,624,663	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Healthcare Leaders ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (a) (b)	$—	$809,167	$757,147	$—	$—	$52,020	52,020	$175	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.

Hedged Equity Laddered Overlay ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (a) (b)	$3,197,539	$78,835,638	$66,342,843	$—	$—	$15,690,334	15,690,334	$152,219	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.

80	J.P. Morgan Exchange-Traded Funds	April 30, 2025

International Growth ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.40% (a) (b)	$4,281,365	$19,017,878	$22,291,106	$359	$(753)	$1,007,743	1,007,542	$68,590	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	—	1,776,113	1,776,113	—	—	—	—	2,836 *	—
Total	$4,281,365	$20,793,991	$24,067,219	$359	$(753)	$1,007,743		$71,426	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Value ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.40% (a) (b)	$1,798,145	$24,212,688	$20,332,986	$(397)	$(213)	$5,677,237	5,676,102	$46,380	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	—	3,676,614	3,106,395	—	—	570,219	570,219	7,716 *	—
Total	$1,798,145	$27,889,302	$23,439,381	$(397)	$(213)	$6,247,456		$54,096	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Nasdaq Hedged Equity Laddered Overlay ETF
For the period ended April 30, 2025
Security Description	Value at March 26, 2025(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (b) (c)	$—	$429,221	$186,124	$—	$—	$243,097	243,097	$1,089	$—

(a)	Commencement of operations was March 26, 2025.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2025.
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	81

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Options— Hedged Equity Laddered Overlay ETF and Nasdaq Hedged Equity Laddered Overlay ETF purchased and sold (“wrote”) put and call options on various instruments including options on indices to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Fund for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Fund pledges collateral to the counterparty in the form of securities for options written. Securities designated as collateral are denoted on the SOI.
Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
G. Futures Contracts— Flexible Income ETF, International Growth ETF and International Value ETF used index and treasury futures contracts to manage and hedge equity price and interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

82	J.P. Morgan Exchange-Traded Funds	April 30, 2025

The use of futures contracts exposes the Funds to equity price and interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
H. Summary of Derivatives Information—The following tables present the value of derivatives held as of April 30, 2025, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Flexible Income ETF	Hedged Equity Laddered Overlay ETF	International Value ETF	Nasdaq Hedged Equity Laddered Overlay ETF
Equity Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$—	$—	$102,179	$—
Purchased Options at Market Value	—	68,595,680	—	605,200
Unrealized Depreciation on Futures Contracts *	(37,173)	—	—	—
Written Options at Market Value	—	(33,162,150)	—	(408,510)
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	65,327	—	—	—
Unrealized Depreciation on Futures Contracts *	(4,747)	—	—	—
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	23,407	—	102,179	—
Purchased Options at Market Value	—	68,595,680	—	605,200
Written Options at Market Value	—	(33,162,150)	—	(408,510)

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the six months ended April 30, 2025, by primary underlying risk exposure:
	Flexible Income ETF	Hedged Equity Laddered Overlay ETF	International Growth ETF	International Value ETF	Nasdaq Hedged Equity Laddered Overlay ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Equity Risk Exposure:
Futures Contracts	$(333,969)	$—	$(268,493)	$(198,022)	$—
Purchased Options	—	(27,048,814)	—	—	(2,460)
Written Options	—	28,482,792	—	—	88,473
Interest Rate Risk Exposure:
Futures Contracts	68,637	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Equity Risk Exposure:
Futures Contracts	$(37,173)	$—	$3,690	$102,179	$—
Purchased Options	—	9,290,551	—	—	44,540
Written Options	—	12,125,911	—	—	149,940
Interest Rate Risk Exposure:
Futures Contracts	60,580	—	—	—	—

April 30, 2025	J.P. Morgan Exchange-Traded Funds	83

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Derivatives Volume
The table below discloses the volume of the Funds' options and futures contracts activity during the six months ended April 30, 2025:
	Flexible Income ETF	Hedged Equity Laddered Overlay ETF	International Growth ETF	International Value ETF	Nasdaq Hedged Equity Laddered Overlay ETF
Futures Contracts:
Average Notional Balance Long	$5,258,181 (a)	$—	$1,839,054	$349,468	$—
Ending Notional Balance Long	7,328,212	—	—	970,280	—
Exchange-Traded Options:
Average Number of Contracts Purchased	—	41,665	—	—	341 (b)
Average Number of Contracts Written	—	(81,778)	—	—	(682)(b)
Ending Number of Contracts Purchased	—	51,010	—	—	510
Ending Number of Contracts Written	—	(102,020)	—	—	(1,020)

(a)	For the period February 12, 2025 through April 30, 2025.
(b)	For the period March 26, 2025 through April 30, 2025.
The Funds' derivatives contracts held at April 30, 2025 are not accounted for as hedging instruments under GAAP.
I. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
J. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of April 30, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
K. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
L. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly for Flexible Income ETF, at least annually for Active China ETF, Active Developing Markets Equity ETF, ActiveBuilders Emerging Markets Equity ETF, Global Select Equity ETF, Healthcare Leaders ETF, International Growth ETF and International Value ETF, and at least quarterly for Dividend Leaders ETF, Hedged Equity Laddered Overlay ETF and Nasdaq Hedged Equity Laddered Overlay ETF. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
M. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.

84	J.P. Morgan Exchange-Traded Funds	April 30, 2025

N. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Management Fee— Pursuant to each Fund’s Management Agreement, the Adviser is paid a management fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

Active China ETF	0.65%
Active Developing Markets Equity ETF	0.65
ActiveBuilders Emerging Markets Equity ETF	0.33
Dividend Leaders ETF	0.47
Flexible Income ETF	0.35
Global Select Equity ETF	0.47
Healthcare Leaders ETF	0.65
Hedged Equity Laddered Overlay ETF	0.50
International Growth ETF	0.55
International Value ETF	0.55
Nasdaq Hedged Equity Laddered Overlay ETF	0.50
The Adviser, with respect to Active China ETF, has entered into an investment sub-advisory agreement with JPMorgan Asset Management (Asia Pacific) Limited ("JPMAM ((AP)")), an indirect, wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. (“Sub-Advisory Agreement”). For its services as sub-adviser, JPMAM (AP) receives a portion of the fees payable to the Adviser.
Pursuant to the Sub-Advisory Agreement, JPMAM (AP) is responsible for the day-to-day investment decisions of Active China ETF. JPMIM has obtained a “managers of managers” exemptive order from the SEC, as expanded by subsequent SEC staff no-action relief (the “Exemptive Order”), upon which Active China ETF may rely, which grants exemptions from certain provisions of the 1940 Act. Pursuant to the Exemptive Order, JPMIM is permitted, subject to supervision and approval of the Board, to enter into and materially amend sub-advisory agreements with affiliated and unaffiliated sub-advisers without such agreements being approved by the shareholders of Active China ETF. Accordingly, Active China ETF and JPMIM may hire, terminate, or replace affiliated and unaffiliated sub-advisers without shareholder approval, including, without limitation, the replacement or reinstatement of any sub-advisers with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. JPMIM will continue to have ultimate responsibility, subject to oversight of the Board, to oversee the sub-advisers and recommend their hiring, termination and replacement.
Active China ETF has selected JPMAM (AP) to manage all of Active China ETF’s assets. Shareholders will be notified of any changes in sub-advisers. Shareholders of Active China ETF have the right to terminate a sub-advisory agreement for Active China ETF at any time by a vote of the majority of the outstanding voting securities of Active China ETF. The Exemptive Order also permits Active China ETF to disclose to shareholders the management fees only in the aggregate.
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	85

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
Effective February 12, 2025, the Adviser has contractually agreed to waive fees in the amount of the acquired fund fees and expenses for any affiliated investment company that Flexible Income ETF invests in to the extent that total annual fund operating expenses exceed 0.35% of the Fund’s average daily net assets. The expense limitation agreement was in effect for the period February 12, 2025 through April 30, 2025 and the contractual waiver is in place until at least February 28, 2026, at which time it will be determined whether such waivers will be renewed or revised.
For the period February 12, 2025 through April 30, 2025, the Adviser waived fees as follows:
Contractual Waivers
Management Fees
Flexible Income ETF	$7,511
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Active China ETF	$4,486,607	$4,067,585
Active Developing Markets Equity ETF	1,954,140	2,108,517
ActiveBuilders Emerging Markets Equity ETF	244,527,712	223,456,941
Dividend Leaders ETF	2,596,274	2,439,820
Flexible Income ETF	20,169,471	1,124,729
Global Select Equity ETF	4,060,726,229	4,049,477,956
Healthcare Leaders ETF	3,471,269	3,910,847
Hedged Equity Laddered Overlay ETF	377,136,663	440,422,978
International Growth ETF	42,442,667	39,421,086
International Value ETF	46,531,030	34,696,066
Nasdaq Hedged Equity Laddered Overlay ETF	24,936,465	1,373,587
During the six months ended April 30, 2025, there were no purchases or sales of U.S. Government securities.
For the six months ended April 30, 2025, in-kind transactions associated with creations and redemptions were as follows:

86	J.P. Morgan Exchange-Traded Funds	April 30, 2025

	In-Kind Purchases	In-Kind Sales
ActiveBuilders Emerging Markets Equity ETF	$10,621,996	$4,179,696
Dividend Leaders ETF	1,070,128	—
Flexible Income ETF	9,425,293	—
Global Select Equity ETF	2,375,286,982	681,152,095
Healthcare Leaders ETF	2,692,411	1,335,416
Hedged Equity Laddered Overlay ETF	1,432,764,571	221,118,468
International Growth ETF	15,472,141	12,128,461
International Value ETF	58,486,799	—
Nasdaq Hedged Equity Laddered Overlay ETF	1,205,515	—
During the six months ended April 30, 2025, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash, portfolio securities and options transacted via in-kind (if any), were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active China ETF	$11,569,304	$1,470,242	$545,421	$924,821
Active Developing Markets Equity ETF	14,121,524	1,297,164	1,027,700	269,464
ActiveBuilders Emerging Markets Equity ETF	988,106,303	167,406,868	71,020,535	96,386,333
Dividend Leaders ETF	7,109,005	325,775	407,814	(82,039)
Flexible Income ETF	29,188,057	453,224	1,600,122	(1,146,898)
Global Select Equity ETF	6,138,012,026	334,541,594	266,003,294	68,538,300
Healthcare Leaders ETF	7,270,038	860,153	397,110	463,043
Hedged Equity Laddered Overlay ETF	2,883,096,181	148,076,749	133,740,539	14,336,210
International Growth ETF	96,405,218	18,669,839	986,400	17,683,439
International Value ETF	172,834,917	22,129,932	3,812,401	18,317,531
Nasdaq Hedged Equity Laddered Overlay ETF	24,956,853	811,139	922,923	(111,784)
At October 31, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Active China ETF	$1,016,452	$500,856
Active Developing Markets Equity ETF	26,817	—
ActiveBuilders Emerging Markets Equity ETF	86,096,453	97,321,080
Dividend Leaders ETF	2,954	—
Hedged Equity Laddered Overlay ETF	17,438,668	12,848,763
International Growth ETF	8,917,329	6,397,834
During the year ended October 31, 2024, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Global Select Equity ETF	$1,001,161	$—
International Growth ETF	—	189,782
International Value ETF	52,875	—

April 30, 2025	J.P. Morgan Exchange-Traded Funds	87

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for Active China ETF, Active Developing Markets Equity ETF, Flexible Income ETF, Global Select Equity ETF, Healthcare Leaders ETF, Hedged Equity Laddered Overlay ETF (for negotiated redemptions only), International Growth ETF, International Value ETF and Nasdaq Hedged Equity Laddered Overlay ETF (for negotiated redemptions only), and plus at least 110% for ActiveBuilders Emerging Markets Equity ETF and Dividend Leaders ETF of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund at April 30, 2025. Average borrowings from the Facility during the six months ended April 30, 2025 were as follows:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Global Select Equity ETF	$3,872,536	5.31%	1	$571
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2025.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of April 30, 2025, JPMorgan SmartRetirement Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
JPMorgan SmartRetirement Funds
ActiveBuilders Emerging Markets Equity ETF	57.0%
Global Select Equity ETF	28.0
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.

88	J.P. Morgan Exchange-Traded Funds	April 30, 2025

As of April 30, 2025, the Adviser owned shares representing more than 10% of net assets of the following Funds:
% of Ownership
Active China ETF	69%
Active Developing Markets Equity ETF	67
Dividend Leaders ETF	67
Flexible Income ETF	58
Healthcare Leaders ETF	59
Nasdaq Hedged Equity Laddered Overlay ETF	40
Significant shareholder transactions by the Adviser may impact the Funds' performance.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.
Investments in Mainland China, Hong Kong, Taiwan and Macau are subject to significant legal, regulatory, monetary and economic risks, as well as the potential for regional and global conflicts, including actions that are contrary to the interests of the U.S.
Chinese operating companies sometimes rely on Variable Interest Entity (VIE) structures to raise capital from non-Chinese investors, even though such arrangements are not formally recognized under Chinese law. VIE structures are used due to Mainland Chinese government prohibitions on foreign ownership of companies in certain industries and it is not clear that the contracts are enforceable or that the structures will otherwise work as intended. There may also be conflicts of interest between the legal owners of the Mainland Chinese company and non-Chinese investors (such as Active China ETF). It is unclear whether the Mainland China government will withdraw its implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of non-Chinese investors. The market value of Active China ETF’s associated portfolio holdings would likely fall, causing substantial investment losses.
As of April 30, 2025, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	Active China ETF	Active Developing Markets Equity ETF	ActiveBuilders Emerging Markets Equity ETF	International Growth ETF	International Value ETF
China	99.9%	26.6%	27.2%	— %	— %
India	—	13.3	16.9	—	—
Japan	—	—	—	14.4	13.9
South Korea	—	11.5	11.7	—	—
Taiwan	—	16.2	18.0	—	—
United Kingdom	—	—	—	16.5	10.0
As of April 30, 2025, a significant portion of the investments of the Funds consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	89

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
The Funds invest in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Funds' ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. ActiveBuilders Emerging Markets Equity ETF invests a substantial portion of its assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.
Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund's underlying index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

90	J.P. Morgan Exchange-Traded Funds	April 30, 2025

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. April 2025.
SAN-ACT-ETF-425

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Initial Management Agreements
JPMorgan Flexible Income ETF and JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
On August 20-22, 2024 and November 19-21, 2024 , the Board of Trustees (the “Board” or the “Trustees”) held meetings and approved the initial management agreements (each a “Management Agreement” and collectively, the “Management Agreements”) for the JPMorgan Flexible Income ETF and JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF, respectively. Each of the funds is referred to herein as a “Fund” and collectively, as the “Funds”. The Management Agreements were approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to each Management Agreement or any of their affiliates. In connection with the approval of each Management Agreement, the Trustees reviewed written materials prepared by J.P. Morgan Investment Management Inc. (the “Adviser”) and received oral presentations from Adviser personnel. Before voting on the proposed Management Agreements, the Trustees reviewed each Management Agreement with representatives of the Adviser and with counsel to the Funds and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Management Agreements. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed each proposed Management Agreement with independent legal counsel in executive session at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below. The Trustees considered information provided with respect to the Funds and the approval of the Management Agreements. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from each Fund under its Management Agreement was fair and reasonable and that initial approval of the Management Agreements was in the best interests of each Fund and its potential shareholders.
Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
In connection with the approval of each Fund’s initial Management Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the applicable Management Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the adviser. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel;
•
The qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of each Fund;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy of each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services to be provided by the Adviser under the Management Agreements;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by the Adviser.

Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Funds. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.
The Trustees also considered the benefits the Adviser is expected to receive as the result of the roles JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, plays as custodian, fund accountant and transfer agent for the Funds, including the profitability of those arrangements to JPMCB.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that under the Management Agreements, the Adviser will provide advisory and administrative services and will be responsible for substantially all expenses of each Fund except for certain enumerated contractual exclusions under a “unitary fee” structure. The Trustees noted that the proposed unitary management fee for each Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under its Management Agreement in the future. After considering the factors identified above, the Trustees concluded that each Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for management styles substantially similar to that of each Fund. The Trustees considered the Adviser’s view that it does not manage other accounts with a substantially similar investment strategy as that of each of the Funds.
Investment Performance
The Trustees considered each Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds and concluded that the prospects for competitive future performance were acceptable.
Management Fees
The Trustees considered the contractual management fee rate that will be paid by each Fund to the Adviser and compared that rate to information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, providing management fee rates paid by other funds in the same Morningstar category as each Fund. The Trustees also considered the fees paid to JPMCB, for custody, fund accounting, transfer agency and other related services for each Fund and the profitability of these arrangements to JPMCB.
The Trustees considered how each Fund will be positioned against peer funds, as identified by management and/or Broadridge, as well as how the peer funds included in the Broadridge data differed from the Funds. The Trustees also noted that because the Funds were not yet operational, no profitability information was available. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that each Fund’s proposed management fee was fair and reasonable.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
April 30, 2025 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan BetaBuilders Canada ETF	BBCA	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	BBAX	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Emerging Markets Equity ETF	BBEM	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Europe ETF	BBEU	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders International Equity ETF	BBIN	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders Japan ETF	BBJP	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Equity ETF	BBUS	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	BBMC	NYSE Arca, Inc.
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	BBSC	NYSE Arca, Inc.
JPMorgan Carbon Transition U.S. Equity ETF	JCTR	NYSE Arca, Inc.
JPMorgan Diversified Return Emerging Markets Equity ETF	JPEM	NYSE Arca, Inc.
JPMorgan Diversified Return International Equity ETF	JPIN	NYSE Arca, Inc.
JPMorgan Diversified Return U.S. Equity ETF	JPUS	NYSE Arca, Inc.
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPME	NYSE Arca, Inc.
JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPSE	NYSE Arca, Inc.
JPMorgan U.S. Momentum Factor ETF	JMOM	NYSE Arca, Inc.
JPMorgan U.S. Quality Factor ETF	JQUA	NYSE Arca, Inc.
JPMorgan U.S. Value Factor ETF	JVAL	NYSE Arca, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Aerospace & Defense — 0.4%
CAE, Inc. *	1,125,833	28,166,241
Automobile Components — 0.4%
Magna International, Inc.	948,121	32,942,838
Banks — 23.1%
Bank of Montreal (a)	2,579,600	247,163,328
Bank of Nova Scotia (The)	4,405,824	220,450,993
Canadian Imperial Bank of Commerce	3,335,700	210,386,708
National Bank of Canada	1,349,624	118,535,089
Royal Bank of Canada	5,002,844	600,479,179
Toronto-Dominion Bank (The)	6,182,875	395,074,321
		1,792,089,618
Broadline Retail — 1.8%
Canadian Tire Corp. Ltd., Class A (a)	179,102	19,601,705
Dollarama, Inc.	984,091	121,423,095
		141,024,800
Capital Markets — 4.6%
Brookfield Asset Management Ltd., Class A	1,368,574	73,025,028
Brookfield Corp.	4,452,558	239,196,609
IGM Financial, Inc.	285,556	9,074,575
TMX Group Ltd.	971,091	39,355,037
		360,651,249
Chemicals — 1.3%
Nutrien Ltd.	1,749,363	99,865,710
Commercial Services & Supplies — 3.7%
GFL Environmental, Inc. (a)	861,127	42,968,901
RB Global, Inc.	644,322	64,932,290
Waste Connections, Inc.	910,455	179,812,551
		287,713,742
Construction & Engineering — 1.5%
Stantec, Inc.	403,082	35,378,589
WSP Global, Inc.	459,704	81,483,584
		116,862,173
Consumer Staples Distribution & Retail — 4.0%
Alimentation Couche-Tard, Inc.	2,514,996	131,277,464
George Weston Ltd.	193,994	37,796,887
Loblaw Cos. Ltd.	506,398	82,207,945
Metro, Inc.	798,209	61,512,929
		312,795,225
Containers & Packaging — 0.4%
CCL Industries, Inc., Class B	521,950	27,274,973
INVESTMENTS	SHARES	VALUE($)

Diversified Telecommunication Services — 0.5%
Quebecor, Inc., Class B	544,682	14,942,604
TELUS Corp.	1,739,096	26,768,908
		41,711,512
Electric Utilities — 2.3%
Emera, Inc. (a)	1,012,910	45,590,502
Fortis, Inc.	1,727,976	85,571,537
Hydro One Ltd. (b)	1,118,899	43,048,312
		174,210,351
Food Products — 0.2%
Saputo, Inc.	873,130	17,036,992
Gas Utilities — 0.4%
AltaGas Ltd.	1,045,636	30,945,850
Ground Transportation — 5.7%
Canadian National Railway Co.	1,888,274	182,869,187
Canadian Pacific Kansas City Ltd.	3,296,043	239,397,059
TFI International, Inc.	282,342	22,952,320
		445,218,566
Hotels, Restaurants & Leisure — 0.9%
Restaurant Brands International, Inc.	1,056,886	68,100,380
Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp.	476,618	13,583,578
Insurance — 9.0%
Fairfax Financial Holdings Ltd.	68,327	106,673,583
Great-West Lifeco, Inc.	968,514	37,662,872
iA Financial Corp., Inc.	347,553	33,762,003
Intact Financial Corp.	630,149	139,948,295
Manulife Financial Corp.	6,108,961	187,221,531
Power Corp. of Canada (a)	1,953,000	73,921,036
Sun Life Financial, Inc.	2,026,375	120,750,549
		699,939,869
IT Services — 6.2%
CGI, Inc.	708,250	75,099,365
Shopify, Inc., Class A *	4,281,448	407,212,725
		482,312,090
Metals & Mining — 9.9%
Agnico Eagle Mines Ltd.	1,774,760	208,591,588
Barrick Gold Corp.	6,191,211	118,066,834
First Quantum Minerals Ltd. *	2,402,996	32,264,222
Franco-Nevada Corp. (a)	676,182	116,200,694
Ivanhoe Mines Ltd., Class A *	2,539,513	22,547,250
Kinross Gold Corp.	4,329,738	63,912,787
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	1

JPMorgan BetaBuilders Canada ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — continued
Lundin Mining Corp.	2,515,647	20,583,562
Teck Resources Ltd., Class B	1,631,008	55,427,771
Wheaton Precious Metals Corp.	1,602,391	133,796,045
		771,390,753
Multi-Utilities — 0.2%
Canadian Utilities Ltd., Class A (a)	445,962	12,483,442
Oil, Gas & Consumable Fuels — 16.3%
ARC Resources Ltd.	2,112,108	39,083,037
Cameco Corp.	1,531,648	69,138,586
Canadian Natural Resources Ltd.	7,153,413	205,272,754
Cenovus Energy, Inc.	4,574,623	53,856,181
Enbridge, Inc.	7,704,119	360,281,845
Imperial Oil Ltd.	581,610	39,231,041
Keyera Corp.	809,781	25,134,578
Pembina Pipeline Corp.	2,047,748	78,279,646
Suncor Energy, Inc.	4,462,479	157,607,792
TC Energy Corp.	3,664,523	185,140,017
Tourmaline Oil Corp.	1,244,802	54,989,440
		1,268,014,917
Paper & Forest Products — 0.2%
West Fraser Timber Co. Ltd.	194,825	14,424,625
Professional Services — 1.2%
Thomson Reuters Corp.	484,909	90,231,995
Real Estate Management & Development — 0.3%
FirstService Corp.	145,667	25,566,217
Residential REITs — 0.1%
Canadian Apartment Properties	290,366	8,867,263
Software — 3.7%
Constellation Software, Inc.	73,461	264,746,815
Open Text Corp.	958,514	25,947,877
		290,694,692
Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear, Inc.	541,869	24,970,940
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., Class B (a)	1,300,819	33,912,255
Total Common Stocks (Cost $5,812,266,466)		7,713,002,856
INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Warrants — 0.0% ^
Software — 0.0% ^
Constellation Software, Inc., Zero Coupon, 3/31/2040 ‡ * (Cost $-)	65,101	—
	SHARES	VALUE($)
Short-Term Investments — 3.6%
Investment of Cash Collateral from Securities Loaned — 3.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (c) (d)(Cost $279,610,467)	279,610,467	279,610,467
Total Investments — 102.8% (Cost $6,091,876,933)		7,992,613,323
Liabilities in Excess of Other Assets — (2.8)%		(215,303,060)
NET ASSETS — 100.0%		7,777,310,263

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $269,013,920.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	April 30, 2025

Futures contracts outstanding as of April 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P / TSX 60 Index	283	06/19/2025	CAD	61,296,823	1,056,471

Abbreviations
CAD	Canadian Dollar
TSX	Toronto Stock Exchange
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	3

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Australia — 62.6%
ANZ Group Holdings Ltd.	8,034,780	153,643,147
APA Group	3,436,929	18,085,036
Aristocrat Leisure Ltd.	1,695,464	72,411,652
ASX Ltd. (a)	518,586	23,482,582
Atlas Arteria Ltd.	2,934,424	9,719,857
BHP Group Ltd.	13,567,109	323,353,746
BlueScope Steel Ltd.	1,186,043	18,165,992
Brambles Ltd.	3,727,718	48,988,406
Cochlear Ltd.	166,705	29,195,146
Coles Group Ltd.	3,585,438	48,689,551
Commonwealth Bank of Australia	4,485,892	478,147,370
Computershare Ltd.	1,530,003	39,981,137
Dexus, REIT	2,881,345	13,869,708
Endeavour Group Ltd.	3,636,793	9,302,589
Fortescue Ltd.	4,247,861	43,870,569
Goodman Group, REIT	4,959,893	94,951,402
GPT Group (The), REIT	5,126,535	15,196,870
Insurance Australia Group Ltd.	6,397,019	33,600,158
Lottery Corp. Ltd. (The)	5,962,645	19,870,677
Macquarie Group Ltd.	947,789	117,123,081
Medibank Pvt Ltd.	7,377,731	21,946,716
Mineral Resources Ltd. * (a)	459,095	6,037,555
Mirvac Group, REIT	10,570,611	15,418,845
National Australia Bank Ltd.	8,235,081	190,153,774
Northern Star Resources Ltd.	3,703,509	45,492,715
Orica Ltd.	1,291,244	13,402,921
Origin Energy Ltd.	4,615,090	31,456,488
Pilbara Minerals Ltd. * (a)	7,207,504	6,943,986
Pro Medicus Ltd.	141,592	20,761,682
Qantas Airways Ltd.	1,986,326	11,230,529
QBE Insurance Group Ltd.	4,002,069	55,308,289
Ramsay Health Care Ltd. (a)	489,250	10,416,458
REA Group Ltd.	136,621	21,706,313
Reece Ltd. (a)	927,568	9,353,864
Rio Tinto Ltd.	994,456	74,402,422
Santos Ltd.	8,248,074	31,708,596
Scentre Group, REIT	13,904,573	32,213,336
SEEK Ltd.	869,348	11,835,296
SGH Ltd.	534,257	17,472,705
Sonic Healthcare Ltd.	1,245,774	20,800,650
South32 Ltd.	12,133,490	20,909,586
Stockland, REIT	6,388,634	22,451,176
Suncorp Group Ltd.	2,896,226	37,662,779
Telstra Group Ltd.	10,833,658	31,266,992
INVESTMENTS	SHARES	VALUE($)

Australia — continued
TPG Telecom Ltd.	1,140,649	3,693,494
Transurban Group	8,273,171	74,552,616
Treasury Wine Estates Ltd.	2,173,739	12,425,073
Vicinity Ltd., REIT	9,707,339	14,680,919
Washington H Soul Pattinson & Co. Ltd. (a)	653,692	15,559,552
Wesfarmers Ltd.	3,039,979	152,291,506
Westpac Banking Corp.	9,210,703	193,288,208
WiseTech Global Ltd.	462,533	26,300,998
Woodside Energy Group Ltd.	5,086,589	66,304,386
Woolworths Group Ltd.	3,108,891	62,745,638
Worley Ltd.	984,944	7,847,134
		3,001,691,873
China — 1.1%
Budweiser Brewing Co. APAC Ltd. (b)	4,540,800	4,797,939
Wharf Holdings Ltd. (The)	2,566,000	6,445,538
Wilmar International Ltd.	4,833,400	11,336,639
Wuxi Biologics Cayman, Inc. * (b)	9,624,000	27,952,220
		50,532,336
Hong Kong — 15.4%
AIA Group Ltd.	28,652,000	214,687,037
CK Asset Holdings Ltd.	5,024,500	20,526,922
CK Infrastructure Holdings Ltd.	1,639,000	11,046,287
CLP Holdings Ltd.	4,846,500	41,324,370
Hang Seng Bank Ltd.	1,941,200	27,096,809
Henderson Land Development Co. Ltd.	3,564,700	10,109,276
HKT Trust & HKT Ltd.	9,564,000	13,609,379
Hong Kong & China Gas Co. Ltd.	29,245,789	26,314,615
Hong Kong Exchanges & Clearing Ltd.	3,195,800	139,623,536
Jardine Matheson Holdings Ltd.	455,600	20,244,625
Link, REIT	6,863,100	32,132,047
MTR Corp. Ltd.	4,232,500	14,611,981
Power Assets Holdings Ltd.	3,653,000	24,158,025
Sino Land Co. Ltd.	9,206,000	9,461,013
Sun Hung Kai Properties Ltd.	5,039,500	47,806,781
Swire Pacific Ltd., Class A	1,083,500	9,369,747
Swire Pacific Ltd., Class B	2,105,000	2,897,244
Swire Properties Ltd.	2,821,600	6,235,657
Techtronic Industries Co. Ltd.	3,926,500	39,516,253
WH Group Ltd. (b)	20,896,691	18,685,974
Wharf Real Estate Investment Co. Ltd.	4,149,000	9,922,542
		739,380,120
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Macau — 0.7%
Galaxy Entertainment Group Ltd.	6,035,000	21,795,990
Sands China Ltd. *	6,266,579	11,223,127
		33,019,117
New Zealand — 1.3%
Auckland International Airport Ltd.	4,068,062	18,171,545
Fisher & Paykel Healthcare Corp. Ltd.	1,459,426	29,441,031
Mercury NZ Ltd.	1,800,134	5,973,430
Meridian Energy Ltd.	3,298,512	10,737,053
		64,323,059
Singapore — 12.6%
CapitaLand Ascendas, REIT	10,127,828	20,637,058
CapitaLand Integrated Commercial Trust, REIT	12,911,732	21,248,854
CapitaLand Investment Ltd.	6,421,000	13,532,850
DBS Group Holdings Ltd.	5,601,600	181,991,579
Genting Singapore Ltd.	15,264,300	8,655,886
Jardine Cycle & Carriage Ltd.	222,500	4,419,234
Keppel Ltd.	3,793,000	19,070,069
Mapletree Pan Asia Commercial Trust, REIT	6,455,000	6,045,234
Oversea-Chinese Banking Corp. Ltd.	8,728,500	108,021,860
Singapore Airlines Ltd.	3,705,500	19,016,313
Singapore Exchange Ltd.	2,196,500	24,163,390
Singapore Technologies Engineering Ltd.	4,182,700	23,750,388
Singapore Telecommunications Ltd.	20,965,300	60,656,733
United Overseas Bank Ltd.	3,594,200	95,457,798
		606,667,246
United Kingdom — 0.8%
CK Hutchison Holdings Ltd.	7,143,500	40,282,764
United States — 4.9%
CSL Ltd.	1,294,088	207,717,896
James Hardie Industries plc, CHDI * (a)	1,172,759	27,527,240
		235,245,136
Total Common Stocks (Cost $4,708,752,809)		4,771,141,651
Short-Term Investments — 0.3%
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (c) (d)(Cost $11,764,588)	11,764,588	11,764,588
INVESTMENTS	SHARES	VALUE($)
Total Investments — 99.7% (Cost $4,720,517,397)		4,782,906,239
Other Assets in Excess of Liabilities — 0.3%		15,730,225
NET ASSETS — 100.0%		4,798,636,464

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $7,621,838.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	5

JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	29.9%
Metals & Mining	11.3
Insurance	7.6
Capital Markets	6.4
Biotechnology	4.3
Broadline Retail	3.2
Hotels, Restaurants & Leisure	2.8
Real Estate Management & Development	2.6
Consumer Staples Distribution & Retail	2.5
Industrial REITs	2.4
Electric Utilities	2.4
Diversified Telecommunication Services	2.3
Transportation Infrastructure	2.1
Retail REITs	2.1
Oil, Gas & Consumable Fuels	2.1
Industrial Conglomerates	2.0
Diversified REITs	1.2
Health Care Equipment & Supplies	1.2
Commercial Services & Supplies	1.0
Others (each less than 1.0%)	10.4
Short-Term Investments	0.2
Futures contracts outstanding as of April 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Singapore Index	363	05/29/2025	SGD	10,748,813	100,925
SPI 200 Index	121	06/19/2025	AUD	15,726,079	462,759
					563,684

Abbreviations
AUD	Australian Dollar
MSCI	Morgan Stanley Capital International
SGD	Singapore Dollar
SPI	Australian Securities Exchange
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	April 30, 2025

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Australia — 0.0% ^
Yancoal Australia Ltd. (a)	35,000	111,866
Brazil — 3.7%
Ambev SA	493,038	1,269,268
B3 SA - Brasil Bolsa Balcao	649,106	1,524,644
Banco Bradesco SA	175,623	379,707
Banco Bradesco SA (Preference)	613,117	1,482,246
Banco BTG Pactual SA	130,788	881,960
Banco do Brasil SA	192,258	977,018
Banco Santander Brasil SA	43,299	225,683
BB Seguridade Participacoes SA	78,233	586,560
BRF SA	124,883	499,519
Caixa Seguridade Participacoes S/A	59,915	172,403
CCR SA	136,400	323,987
Centrais Eletricas Brasileiras SA	114,574	886,487
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	39,225	784,479
Cia Energetica de Minas Gerais (Preference)	233,827	456,105
Cia Paranaense de Energia - Copel (Preference)	122,696	248,845
Cosan SA	138,161	189,890
CPFL Energia SA	21,011	140,946
Energisa SA	55,865	451,141
Engie Brasil Energia SA	30,976	227,060
Equatorial Energia SA	137,524	890,550
Gerdau SA (Preference)	151,279	399,579
Hapvida Participacoes e Investimentos SA * (a)	611,072	249,806
Itau Unibanco Holding SA (Preference)	596,268	3,738,265
Itausa SA (Preference)	677,164	1,274,347
Klabin SA	108,957	355,565
Localiza Rent a Car SA	101,802	772,060
Lojas Renner SA	132,024	338,019
Natura & Co. Holding SA *	114,248	191,851
Neoenergia SA	65,052	261,347
Petroleo Brasileiro SA	413,788	2,337,567
Petroleo Brasileiro SA (Preference)	513,138	2,716,169
Porto Seguro SA	20,352	158,580
PRIO SA *	93,489	555,318
Raia Drogasil SA	149,411	520,753
Rede D'Or Sao Luiz SA (a)	151,718	856,014
Rumo SA	134,994	459,562
Suzano SA	75,557	667,014
Telefonica Brasil SA	93,280	454,636
TIM SA	94,399	314,211
Vale SA	405,310	3,777,318
INVESTMENTS	SHARES	VALUE($)

Brazil — continued
Vibra Energia SA	122,167	403,194
WEG SA	168,488	1,336,884
		34,736,557
Chile — 0.5%
Banco de Chile	4,970,946	729,717
Banco de Credito e Inversiones SA	12,733	504,269
Banco Santander Chile	8,096,704	489,535
Cencosud SA	158,136	541,098
Cia Sud Americana de Vapores SA	1,827,408	100,934
Empresas CMPC SA	133,055	208,669
Empresas Copec SA	49,129	337,250
Enel Chile SA	2,972,552	210,332
Falabella SA	151,829	689,419
Latam Airlines Group SA	21,628,034	341,475
Sociedad Quimica y Minera de Chile SA (Preference), Class B	17,512	602,912
		4,755,610
China — 28.5%
360 Security Technology, Inc., Class A	70,400	99,216
AAC Technologies Holdings, Inc.	83,500	399,711
AECC Aviation Power Co. Ltd., Class A	26,600	120,200
Agricultural Bank of China Ltd., Class H	3,148,000	1,920,963
Airtac International Group	16,000	439,460
Akeso, Inc. * (a)	58,000	643,135
Alibaba Group Holding Ltd.	1,820,300	27,177,136
Alibaba Health Information Technology Ltd. * (b)	570,000	368,743
Aluminum Corp. of China Ltd., Class A	124,500	109,772
Aluminum Corp. of China Ltd., Class H	398,000	213,620
Anhui Conch Cement Co. Ltd., Class A	33,500	110,912
Anhui Conch Cement Co. Ltd., Class H	140,500	395,797
Anhui Gujing Distillery Co. Ltd., Class A	4,500	101,783
Anhui Gujing Distillery Co. Ltd., Class B	12,515	191,517
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	18,300	91,947
Anjoy Foods Group Co. Ltd., Class A	9,100	95,502
ANTA Sports Products Ltd.	157,600	1,862,173
APT Medical, Inc., Class A	1,337	76,616
ASR Microelectronics Co. Ltd., Class A *	3,510	46,409
Asymchem Laboratories Tianjin Co. Ltd., Class A	9,200	103,621
Atour Lifestyle Holdings Ltd., ADR	7,843	191,683
Avary Holding Shenzhen Co. Ltd., Class A	17,100	67,494
AviChina Industry & Technology Co. Ltd., Class H	240,000	110,443
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	7

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
BAIC BluePark New Energy Technology Co. Ltd., Class A *	46,800	47,667
Baidu, Inc., Class A *	255,150	2,813,544
Bank of Beijing Co. Ltd., Class A	204,244	168,623
Bank of Chengdu Co. Ltd., Class A	35,000	81,805
Bank of China Ltd., Class H	8,816,000	4,922,622
Bank of Communications Co. Ltd., Class A	387,200	398,058
Bank of Communications Co. Ltd., Class H	890,000	778,269
Bank of Hangzhou Co. Ltd., Class A	51,400	104,032
Bank of Jiangsu Co. Ltd., Class A	158,900	222,251
Bank of Nanjing Co. Ltd., Class A	99,100	142,092
Bank of Ningbo Co. Ltd., Class A	70,500	231,994
Bank of Shanghai Co. Ltd., Class A	121,800	174,029
Baoshan Iron & Steel Co. Ltd., Class A	217,800	204,708
BeiGene Ltd. *	78,400	1,584,425
Beijing Enterprises Holdings Ltd.	53,500	217,080
Beijing Enterprises Water Group Ltd.	500,000	157,925
Beijing Kingsoft Office Software, Inc., Class A	4,110	166,818
Beijing Roborock Technology Co. Ltd., Class A	1,382	36,867
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	9,200	82,835
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	406,500	324,554
Bilibili, Inc., Class Z *	26,520	465,533
BOC Aviation Ltd. (a)	26,500	198,601
BOC Hong Kong Holdings Ltd.	400,500	1,661,427
BOE Technology Group Co. Ltd., Class A	315,900	166,929
Bosideng International Holdings Ltd.	510,000	263,900
BYD Co. Ltd., Class A	16,100	782,901
BYD Co. Ltd., Class H	113,000	5,367,076
BYD Electronic International Co. Ltd.	90,000	373,538
C&D International Investment Group Ltd.	96,000	200,777
Cambricon Technologies Corp. Ltd., Class A *	3,645	353,537
CGN Power Co. Ltd., Class H (a)	1,156,000	367,970
Changchun High-Tech Industry Group Co. Ltd. *	9,100	110,100
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	9,000	164,289
China CITIC Bank Corp. Ltd., Class H	1,041,000	823,354
China Coal Energy Co. Ltd., Class H	219,000	226,273
China Construction Bank Corp., Class H	10,893,000	8,947,816
China CSSC Holdings Ltd., Class A	44,100	177,697
China Eastern Airlines Corp. Ltd., Class A *	248,600	126,302
China Everbright Bank Co. Ltd., Class A	450,100	234,127
China Everbright Environment Group Ltd.	433,000	200,072
China Feihe Ltd. (a)	440,000	332,506
INVESTMENTS	SHARES	VALUE($)

China — continued
China Galaxy Securities Co. Ltd., Class A	60,100	129,234
China Galaxy Securities Co. Ltd., Class H	388,500	352,926
China Gas Holdings Ltd.	366,000	330,913
China Great Wall Securities Co. Ltd., Class A	660,000	701,842
China Greatwall Technology Group Co. Ltd., Class A *	26,800	53,962
China Hongqiao Group Ltd.	303,000	543,889
China International Capital Corp. Ltd., Class A	20,400	92,078
China International Capital Corp. Ltd., Class H (a)	168,400	289,679
China Jushi Co. Ltd., Class A	60,200	97,078
China Life Insurance Co. Ltd., Class H	829,000	1,515,077
China Literature Ltd. * (a)	45,400	157,650
China Longyuan Power Group Corp. Ltd., Class A	43,900	101,404
China Longyuan Power Group Corp. Ltd., Class H	367,000	289,922
China Medical System Holdings Ltd.	162,000	172,909
China Mengniu Dairy Co. Ltd.	344,000	856,784
China Merchants Bank Co. Ltd., Class A	194,700	1,091,843
China Merchants Bank Co. Ltd., Class H	423,500	2,310,042
China Merchants Energy Shipping Co. Ltd., Class A	79,100	63,593
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	59,400	104,843
China Merchants Port Holdings Co. Ltd.	180,000	292,227
China Merchants Securities Co. Ltd., Class H (a)	51,200	77,653
China Merchants Securities Co. Ltd., Class A	61,800	139,676
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	79,200	99,715
China Minsheng Banking Corp. Ltd., Class A	352,000	192,903
China Minsheng Banking Corp. Ltd., Class H	792,000	371,654
China National Nuclear Power Co. Ltd., Class A	184,000	233,735
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	35,200	112,805
China Oilfield Services Ltd., Class H	208,000	162,658
China Overseas Land & Investment Ltd.	437,000	775,304
China Pacific Insurance Group Co. Ltd., Class A	60,300	247,637
China Pacific Insurance Group Co. Ltd., Class H	286,400	779,227
China Petroleum & Chemical Corp., Class A	337,700	263,012
China Petroleum & Chemical Corp., Class H	2,636,000	1,345,603
China Power International Development Ltd.	608,000	238,815
China Railway Construction Heavy Industry Corp. Ltd., Class A	1,196,710	644,328
China Railway Group Ltd., Class A	202,400	153,702
China Railway Group Ltd., Class H	441,000	189,747
China Railway Hi-tech Industry Co. Ltd., Class A	369,200	370,698
China Resources Beer Holdings Co. Ltd.	187,000	657,343
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
China Resources Gas Group Ltd.	108,200	302,246
China Resources Land Ltd.	347,000	1,167,519
China Resources Mixc Lifestyle Services Ltd. (a)	88,400	423,497
China Resources Pharmaceutical Group Ltd. (a)	225,500	142,339
China Resources Power Holdings Co. Ltd.	220,000	530,732
China Shenhua Energy Co. Ltd., Class A	70,400	371,032
China Shenhua Energy Co. Ltd., Class H	377,500	1,418,701
China Southern Airlines Co. Ltd., Class A *	140,800	108,666
China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	428,900	253,776
China Suntien Green Energy Corp. Ltd., Class A	198,500	203,964
China Taiping Insurance Holdings Co. Ltd.	211,200	292,463
China Three Gorges Renewables Group Co. Ltd., Class A	281,600	165,050
China Tourism Group Duty Free Corp. Ltd., Class A	26,400	230,250
China Tourism Group Duty Free Corp. Ltd., Class H (a)	12,100	81,897
China Tower Corp. Ltd., Class H (a)	498,000	721,342
China Vanke Co. Ltd., Class A *	96,800	90,725
China Vanke Co. Ltd., Class H *	27,300	18,715
China Yangtze Power Co. Ltd., Class A	205,300	832,963
Chongqing Changan Automobile Co. Ltd., Class A	88,000	148,499
Chongqing Rural Commercial Bank Co. Ltd., Class H	258,000	198,078
Chow Tai Fook Jewellery Group Ltd.	199,000	266,026
CITIC Ltd.	718,000	872,853
CITIC Securities Co. Ltd., Class A	102,800	354,019
CITIC Securities Co. Ltd., Class H	177,500	438,697
CMOC Group Ltd., Class A	169,100	164,659
CMOC Group Ltd., Class H	384,000	301,469
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	180,000	142,968
COSCO SHIPPING Holdings Co. Ltd., Class A	107,700	212,673
COSCO SHIPPING Holdings Co. Ltd., Class H	344,500	519,863
Country Garden Services Holdings Co. Ltd.	267,000	238,372
CSPC Pharmaceutical Group Ltd.	934,000	735,655
Daqin Railway Co. Ltd., Class A	165,400	147,493
Eastroc Beverage Group Co. Ltd., Class A	4,850	190,799
Ecovacs Robotics Co. Ltd., Class A	4,900	34,701
ENN Energy Holdings Ltd.	90,600	715,231
ENN Natural Gas Co. Ltd., Class A	28,800	78,304
Everdisplay Optronics Shanghai Co. Ltd., Class A *	1,121,857	336,541
Flat Glass Group Co. Ltd., Class A	17,900	37,015
INVESTMENTS	SHARES	VALUE($)

China — continued
Flat Glass Group Co. Ltd., Class H	70,000	79,108
Focus Media Information Technology Co. Ltd., Class A	186,000	184,473
Foshan Haitian Flavouring & Food Co. Ltd., Class A	43,460	250,715
Fosun International Ltd.	254,000	131,673
Foxconn Industrial Internet Co. Ltd., Class A	95,100	239,518
Full Truck Alliance Co. Ltd., ADR	81,124	921,569
Fuyao Glass Industry Group Co. Ltd., Class A	17,500	139,892
Fuyao Glass Industry Group Co. Ltd., Class H (a)	66,000	466,753
Ganfeng Lithium Group Co. Ltd. (a)	53,200	129,705
Ganfeng Lithium Group Co. Ltd., Class A	17,900	73,654
GCL Technology Holdings Ltd. *	2,444,000	248,396
GD Power Development Co. Ltd., Class A	174,300	107,208
Geely Automobile Holdings Ltd.	650,000	1,364,547
Genscript Biotech Corp. *	138,000	193,828
GF Securities Co. Ltd., Class A	85,300	183,117
GF Securities Co. Ltd., Class H	108,000	140,684
Giant Biogene Holding Co. Ltd. (a)	47,600	491,794
GigaDevice Semiconductor, Inc., Class A *	9,000	159,523
GoerTek, Inc., Class A	28,700	83,874
Great Wall Motor Co. Ltd., Class H	267,000	381,541
Gree Electric Appliances, Inc. of Zhuhai, Class A	61,700	386,828
Guangdong Electric Power Development Co. Ltd., Class A	229,200	135,233
Guangdong Haid Group Co. Ltd., Class A	17,000	129,695
Guangdong Investment Ltd.	358,000	289,700
Guangzhou Automobile Group Co. Ltd., Class H	322,000	113,805
Guangzhou Baiyun International Airport Co. Ltd., Class A	157,500	195,523
Guosen Securities Co. Ltd., Class A	79,900	119,461
Guotai Haitong Securities Co. Ltd., Class H (a)	263,456	375,486
Guotai Haitong Securities Co. Ltd., Class A	112,706	267,617
H World Group Ltd.	221,700	777,759
Haidilao International Holding Ltd. (a)	185,000	416,538
Haier Smart Home Co. Ltd., Class A	61,600	210,377
Haier Smart Home Co. Ltd., Class H	267,800	777,164
Hainan Airlines Holding Co. Ltd., Class A *	448,600	82,127
Haitian International Holdings Ltd.	118,000	273,341
Hangzhou First Applied Material Co. Ltd., Class A	32,700	55,235
Hansoh Pharmaceutical Group Co. Ltd. (a)	146,000	452,450
Henan Shuanghui Investment & Development Co. Ltd., Class A	28,700	98,625
Hengan International Group Co. Ltd.	77,000	207,597
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	9

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Hengli Petrochemical Co. Ltd., Class A	68,200	143,429
Hisense Home Appliances Group Co. Ltd.	48,000	145,565
Hua Hong Semiconductor Ltd. (a)	76,000	347,535
Huadian Power International Corp. Ltd., Class H	194,000	108,643
Huadong Medicine Co. Ltd., Class A	17,500	93,458
Hualan Biological Engineering, Inc., Class A	97,000	218,544
Huaneng Power International, Inc., Class A	114,400	112,670
Huaneng Power International, Inc., Class H	530,000	328,310
Huatai Securities Co. Ltd., Class A	61,800	136,601
Huatai Securities Co. Ltd., Class H (a)	150,200	222,597
Huaxia Bank Co. Ltd., Class A	156,200	156,334
Huayu Automotive Systems Co. Ltd., Class A	84,300	206,755
Huizhou Desay Sv Automotive Co. Ltd., Class A	9,000	129,265
Hundsun Technologies, Inc., Class A	26,400	94,578
IEIT Systems Co. Ltd., Class A	15,900	111,821
Iflytek Co. Ltd., Class A	26,500	171,827
Industrial & Commercial Bank of China Ltd., Class H	8,103,000	5,550,652
Industrial Bank Co. Ltd., Class A	211,200	606,879
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A *	381,000	90,625
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	67,700	50,409
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	70,400	288,223
Inner Mongolia Yitai Coal Co. Ltd., Class B	116,300	231,296
Innovent Biologics, Inc. * (a)	144,500	1,000,796
JA Solar Technology Co. Ltd., Class A	35,200	46,260
JCET Group Co. Ltd., Class A	15,700	72,263
JD Health International, Inc. * (a)	121,950	578,678
JD Logistics, Inc. * (a)	273,000	428,177
JD.com, Inc., Class A	271,350	4,417,965
Jiangsu Eastern Shenghong Co. Ltd., Class A	62,300	75,449
Jiangsu Expressway Co. Ltd., Class H	158,000	196,612
Jiangsu Hengli Hydraulic Co. Ltd., Class A	11,700	120,378
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	53,900	378,458
Jiangsu King's Luck Brewery JSC Ltd., Class A	11,300	73,672
Jiangsu Yanghe Distillery Co. Ltd., Class A	19,700	185,937
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	29,400	139,400
Jiangsu Zhongtian Technology Co. Ltd., Class A	34,000	65,251
Jiangxi Copper Co. Ltd., Class H	158,000	265,487
Jinko Solar Co. Ltd., Class A	86,720	65,406
Jointown Pharmaceutical Group Co. Ltd., Class A	279,091	207,735
INVESTMENTS	SHARES	VALUE($)

China — continued
KE Holdings, Inc., Class A	247,600	1,681,468
Kingboard Holdings Ltd.	88,000	236,406
Kingdee International Software Group Co. Ltd. *	354,000	602,078
Kingsoft Corp. Ltd.	118,800	591,910
Kuaishou Technology * (a)	321,900	2,124,634
Kuang-Chi Technologies Co. Ltd., Class A	17,900	103,982
Kunlun Energy Co. Ltd.	412,000	392,708
Kweichow Moutai Co. Ltd., Class A	10,600	2,256,424
Lenovo Group Ltd.	872,000	1,008,535
Li Auto, Inc., Class A *	133,300	1,624,217
Li Ning Co. Ltd.	14,000	26,395
Liaoning Cheng Da Co. Ltd., Class A	79,800	109,724
Liaoning Port Co. Ltd., Class A	165,900	33,293
Lingyi iTech Guangdong Co., Class A	60,400	66,481
Longfor Group Holdings Ltd. (a)	235,500	314,998
LONGi Green Energy Technology Co. Ltd., Class A	79,200	160,225
Luxshare Precision Industry Co. Ltd., Class A	61,200	260,281
Luzhou Laojiao Co. Ltd., Class A	15,700	267,309
Meituan * (a)	598,900	9,916,250
MINISO Group Holding Ltd.	50,400	226,595
Montage Technology Co. Ltd., Class A	11,827	125,093
Muyuan Foods Co. Ltd., Class A	45,900	250,543
NARI Technology Co. Ltd., Class A	85,880	261,808
NAURA Technology Group Co. Ltd., Class A	4,600	285,818
NetEase, Inc.	198,500	4,267,026
New China Life Insurance Co. Ltd., Class A	19,500	129,178
New China Life Insurance Co. Ltd., Class H	106,200	387,833
New Oriental Education & Technology Group, Inc.	168,000	823,064
Ningbo Deye Technology Co. Ltd., Class A	6,616	78,598
Ningbo Tuopu Group Co. Ltd., Class A	16,630	120,149
Ningxia Baofeng Energy Group Co. Ltd., Class A	69,900	154,095
NIO, Inc., Class A *	156,680	627,573
Nongfu Spring Co. Ltd., Class H (a)	200,600	922,197
Oppein Home Group, Inc., Class A	4,400	40,046
Oriental Pearl Group Co. Ltd., Class A	95,500	96,916
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A *	957,000	335,673
PDD Holdings, Inc., ADR *	74,730	7,889,246
People's Insurance Co. Group of China Ltd. (The), Class H	928,000	549,206
PetroChina Co. Ltd., Class H	2,362,000	1,804,895
PICC Property & Casualty Co. Ltd., Class H	732,000	1,347,934
Ping An Bank Co. Ltd., Class A	193,600	290,812
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Ping An Insurance Group Co. of China Ltd., Class A	96,300	672,331
Ping An Insurance Group Co. of China Ltd., Class H	708,000	4,237,406
Poly Developments and Holdings Group Co. Ltd., Class A	123,200	141,782
Pop Mart International Group Ltd. (a)	71,800	1,790,783
Postal Savings Bank of China Co. Ltd., Class A	386,100	271,929
Postal Savings Bank of China Co. Ltd., Class H (a)	974,000	598,798
Power Construction Corp. of China Ltd., Class A	176,000	114,335
Qinghai Salt Lake Industry Co. Ltd., Class A *	61,600	135,365
Rockchip Electronics Co. Ltd.	3,600	84,690
Rongsheng Petrochemical Co. Ltd., Class A	107,000	122,590
SAIC Motor Corp. Ltd., Class A	66,400	148,564
Sanan Optoelectronics Co. Ltd., Class A	104,100	176,021
Sany Heavy Industry Co. Ltd., Class A	88,000	229,070
SDIC Power Holdings Co. Ltd., Class A	62,900	130,185
Seres Group Co. Ltd., Class A	12,700	228,085
SF Holding Co. Ltd., Class A	52,900	316,672
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	967,100	560,028
Shaanxi Coal Industry Co. Ltd., Class A	96,800	255,376
Shandong Gold Mining Co. Ltd., Class A	35,300	147,646
Shandong Gold Mining Co. Ltd., Class H (a)	83,000	244,516
Shandong Hi-Speed Holdings Group Ltd. *	213,000	174,194
Shandong Nanshan Aluminum Co. Ltd., Class A	213,200	107,131
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	30,800	22,671
Shanghai Baosight Software Co. Ltd., Class A	20,120	74,453
Shanghai Baosight Software Co. Ltd., Class B	88,264	129,588
Shanghai Electric Group Co. Ltd., Class H *	308,000	101,207
Shanghai Electric Group Co. Ltd., Class A *	105,500	106,143
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	123,700	397,825
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	35,000	125,952
Shanghai International Airport Co. Ltd., Class A	26,700	117,806
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	78,100	106,804
Shanghai Pudong Development Bank Co. Ltd., Class A	290,400	437,704
Shanghai Rural Commercial Bank Co. Ltd., Class A	81,200	93,865
Shanjin International Gold Co. Ltd., Class A	23,300	65,445
INVESTMENTS	SHARES	VALUE($)

China — continued
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	10,800	303,300
Shengyi Technology Co. Ltd., Class A	19,800	66,385
Shennan Circuits Co. Ltd., Class A	4,500	67,834
Shenwan Hongyuan Group Co. Ltd., Class A	332,200	215,729
Shenzhen Transsion Holdings Co. Ltd., Class A	12,418	128,252
Shenzhou International Group Holdings Ltd.	96,900	671,682
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A *	13,500	41,899
Sichuan Changhong Electric Co. Ltd., Class A	38,800	56,076
Sichuan Chuantou Energy Co. Ltd., Class A	42,900	100,242
Silergy Corp.	39,000	491,646
Sinopec Oilfield Service Corp., Class A *	453,600	114,853
Sinopharm Group Co. Ltd., Class H	168,800	397,819
Sinotrans Ltd., Class H	206,000	89,528
Sinotruk Hong Kong Ltd.	83,500	200,642
Smoore International Holdings Ltd. (a)	263,000	455,205
StarPower Semiconductor Ltd., Class A	11,040	125,231
State Grid Yingda Co. Ltd., Class A	440,000	293,674
Sunny Optical Technology Group Co. Ltd.	79,000	664,727
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	15,300	54,401
TAL Education Group, ADR *	52,112	455,980
TCL Technology Group Corp., Class A	183,400	104,578
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	46,400	48,911
Tencent Holdings Ltd.	679,700	41,632,274
Tencent Music Entertainment Group, Class A	146,900	991,888
Tianqi Lithium Corp., Class A	17,900	70,748
Tingyi Cayman Islands Holding Corp.	216,000	390,168
Tongcheng Travel Holdings Ltd. (a)	140,400	368,272
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	99,100	98,577
Tongwei Co. Ltd., Class A	52,800	118,508
Trina Solar Co. Ltd., Class A	18,411	33,203
Trip.com Group Ltd.	61,800	3,722,882
Tsingtao Brewery Co. Ltd.	80,000	565,318
UBTech Robotics Corp. Ltd. *	11,300	126,580
Unigroup Guoxin Microelectronics Co. Ltd., Class A	9,200	81,124
Uni-President China Holdings Ltd.	159,000	190,662
Unisplendour Corp. Ltd., Class A	35,200	122,135
Verisilicon Microelectronics Shanghai Co. Ltd., Class A *	4,194	55,545
Vipshop Holdings Ltd., ADR	39,173	533,536
Wanhua Chemical Group Co. Ltd., Class A	34,500	258,609
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	11

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Want Want China Holdings Ltd.	543,000	355,347
Weichai Power Co. Ltd., Class A	59,800	125,316
Weichai Power Co. Ltd., Class H	248,000	483,824
Will Semiconductor Co. Ltd., Class A	16,000	290,379
Wuliangye Yibin Co. Ltd., Class A	34,500	610,928
WUS Printed Circuit Kunshan Co. Ltd., Class A	18,500	71,518
WuXi AppTec Co. Ltd., Class A	26,700	217,719
WuXi AppTec Co. Ltd., Class H (a)	39,100	302,188
XCMG Construction Machinery Co. Ltd., Class A	114,700	139,125
Xiamen Faratronic Co. Ltd., Class A	9,100	130,315
Xiamen Tungsten Co. Ltd., Class A	156,200	394,236
Xiaomi Corp., Class B * (a)	1,859,400	11,904,259
Xinjiang Daqo New Energy Co. Ltd., Class A	18,420	45,136
Xinyi Glass Holdings Ltd.	184,000	172,276
Xinyi Solar Holdings Ltd.	76,000	25,275
XPeng, Inc., Class A *	142,100	1,322,811
XtalPi Holdings Ltd. *	189,000	125,189
Yadea Group Holdings Ltd. (a)	176,000	317,655
Yangzijiang Shipbuilding Holdings Ltd. *	299,500	513,033
Yankuang Energy Group Co. Ltd., Class A	41,400	69,502
Yankuang Energy Group Co. Ltd., Class H	359,000	374,948
Yongan Futures Co. Ltd., Class A	299,901	490,860
Yonghui Superstores Co. Ltd., Class A *	76,700	53,968
Yonyou Network Technology Co. Ltd., Class A *	28,700	58,248
Yuexiu Property Co. Ltd.	190,000	114,671
Yum China Holdings, Inc.	42,013	1,819,583
Yunnan Aluminium Co. Ltd., Class A	29,100	60,921
Yutong Bus Co. Ltd., Class A	18,200	67,201
ZEEKR Intelligent Technology Holding Ltd., ADR * (b)	5,092	109,478
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	6,200	174,981
Zhaojin Mining Industry Co. Ltd., Class H	172,500	410,955
Zhejiang China Commodities City Group Co. Ltd., Class A	53,200	112,087
Zhejiang Dahua Technology Co. Ltd., Class A	27,700	60,042
Zhejiang Huayou Cobalt Co. Ltd., Class A	14,400	67,119
Zhejiang Juhua Co. Ltd., Class A	24,300	85,178
Zhejiang Leapmotor Technology Co. Ltd. * (a)	73,100	523,125
Zhejiang Provincial New Energy Investment Group Co. Ltd., Class A	390,200	403,323
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	35,100	129,632
Zhejiang Supor Co. Ltd., Class A	8,900	68,858
INVESTMENTS	SHARES	VALUE($)

China — continued
Zhejiang Zheneng Electric Power Co. Ltd., Class A	131,000	94,656
ZhongAn Online P&C Insurance Co. Ltd., Class H * (a)	81,200	117,253
Zhongsheng Group Holdings Ltd.	8,500	12,790
Zhongtai Securities Co. Ltd., Class A	766,200	643,702
Zhuzhou CRRC Times Electric Co. Ltd., Class H	63,500	254,879
Zijin Mining Group Co. Ltd., Class A	177,700	428,091
Zijin Mining Group Co. Ltd., Class H	624,000	1,363,243
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	180,400	129,993
ZTE Corp., Class A	43,200	190,572
ZTE Corp., Class H	90,600	267,463
ZTO Express Cayman, Inc.	48,750	907,914
		265,815,715
Colombia — 0.2%
Bancolombia SA	33,792	400,651
Bancolombia SA (Preference)	51,386	527,776
Ecopetrol SA	528,974	215,942
Grupo de Inversiones Suramericana SA (Preference)	12,586	112,231
Grupo Energia Bogota SA ESP	324,136	224,755
Interconexion Electrica SA ESP	52,456	270,624
		1,751,979
Czech Republic — 0.1%
CEZ A/S	17,782	902,607
Komercni Banka A/S	8,446	410,491
		1,313,098
Egypt — 0.0% ^
Commercial International Bank - Egypt (CIB)	233,401	371,798
Greece — 0.5%
Eurobank Ergasias Services and Holdings SA	274,724	779,674
Hellenic Telecommunications Organization SA	22,138	420,113
JUMBO SA	13,046	410,861
Metlen Energy & Metals SA	11,416	540,288
Motor Oil Hellas Corinth Refineries SA	7,460	180,757
National Bank of Greece SA	84,502	896,859
OPAP SA	16,811	373,527
Piraeus Financial Holdings SA	76,909	431,923
Public Power Corp. SA	23,675	354,884
		4,388,886
Hong Kong — 0.1%
J&T Global Express Ltd. *	632,600	491,455
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
Kingboard Laminates Holdings Ltd.	89,500	93,443
Orient Overseas International Ltd.	18,000	251,433
Sino Biopharmaceutical Ltd.	1,146,000	575,521
		1,411,852
Hungary — 0.3%
MOL Hungarian Oil & Gas plc	42,001	355,652
OTP Bank Nyrt.	25,229	1,863,617
Richter Gedeon Nyrt.	15,293	463,816
		2,683,085
India — 20.5%
ABB India Ltd.	5,927	387,211
ACC Ltd.	9,487	211,270
Adani Energy Solutions Ltd. *	36,823	390,362
Adani Enterprises Ltd.	45,785	1,246,908
Adani Green Energy Ltd. *	44,099	468,770
Adani Ports & Special Economic Zone Ltd.	101,496	1,460,191
Adani Power Ltd. *	119,951	753,708
Adani Total Gas Ltd.	33,792	239,539
Aditya Birla Capital Ltd. *	91,370	212,329
Alkem Laboratories Ltd.	7,142	432,674
Ambuja Cements Ltd.	81,840	521,764
Apollo Hospitals Enterprise Ltd.	12,045	995,567
Ashok Leyland Ltd.	163,844	437,413
Asian Paints Ltd.	82,381	2,365,946
Astral Ltd.	13,713	218,245
AU Small Finance Bank Ltd. (a)	60,656	486,985
Aurobindo Pharma Ltd. *	36,446	531,244
Avenue Supermarts Ltd. * (a)	17,909	888,082
Axis Bank Ltd.	255,204	3,579,775
Bajaj Auto Ltd.	7,426	705,522
Bajaj Finance Ltd.	31,159	3,179,357
Bajaj Finserv Ltd.	42,419	979,785
Bajaj Holdings & Investment Ltd.	2,975	422,955
Balkrishna Industries Ltd.	9,525	301,175
Bandhan Bank Ltd. (a)	93,016	182,244
Bank of Baroda	115,705	342,378
Bank of India	103,483	141,258
Berger Paints India Ltd.	31,299	201,227
Bharat Electronics Ltd.	399,882	1,487,371
Bharat Forge Ltd.	30,698	402,123
Bharat Heavy Electricals Ltd.	145,632	390,480
Bharat Petroleum Corp. Ltd.	223,527	819,176
Bharti Airtel Ltd.	296,244	6,534,625
INVESTMENTS	SHARES	VALUE($)

India — continued
Bharti Hexacom Ltd.	8,339	166,605
Biocon Ltd.	51,774	197,295
Bosch Ltd.	982	341,972
Britannia Industries Ltd.	15,130	974,055
Canara Bank	209,703	241,739
CG Power & Industrial Solutions Ltd.	72,888	540,181
Cholamandalam Investment and Finance Co. Ltd.	48,324	854,724
Cipla Ltd.	60,062	1,102,181
Coal India Ltd.	254,400	1,159,118
Colgate-Palmolive India Ltd.	14,910	456,901
Container Corp. of India Ltd.	31,308	250,061
CRISIL Ltd.	2,273	119,798
Cummins India Ltd.	15,424	529,579
Dabur India Ltd.	77,542	447,801
Divi's Laboratories Ltd.	15,146	1,093,295
Dixon Technologies India Ltd. (a)	3,753	731,630
DLF Ltd.	92,489	737,729
Dr Reddy's Laboratories Ltd.	70,315	987,023
Eicher Motors Ltd.	17,072	1,124,216
Eternal Ltd. *	838,668	2,295,423
FSN E-Commerce Ventures Ltd. *	138,621	318,326
GAIL India Ltd.	319,971	715,308
GE Vernova T&D India Ltd.	7,115	131,711
GMR Airports Ltd. *	317,755	327,573
Godrej Consumer Products Ltd.	46,376	691,668
Godrej Properties Ltd. *	17,386	444,160
Grasim Industries Ltd.	43,396	1,408,228
Havells India Ltd.	24,751	468,681
HCL Technologies Ltd.	119,357	2,213,824
HDFC Asset Management Co. Ltd. (a)	11,345	587,929
HDFC Bank Ltd.	633,318	14,385,157
HDFC Life Insurance Co. Ltd. (a)	109,697	964,443
Hero MotoCorp Ltd.	14,801	670,601
Hindalco Industries Ltd.	173,094	1,279,331
Hindustan Aeronautics Ltd. (a)	21,247	1,126,697
Hindustan Petroleum Corp. Ltd.	107,357	480,466
Hindustan Unilever Ltd.	99,811	2,771,047
Hitachi Energy India Ltd.	1,186	203,468
Hyundai Motor India Ltd. *	13,545	273,774
ICICI Bank Ltd.	589,297	9,905,660
ICICI Lombard General Insurance Co. Ltd. (a)	25,464	565,758
ICICI Prudential Life Insurance Co. Ltd. (a)	43,740	317,693
IDFC First Bank Ltd. *	713,781	549,283
Indian Bank	31,145	208,160
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	13

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Indian Hotels Co. Ltd. (The)	101,442	943,874
Indian Oil Corp. Ltd.	431,275	703,139
Indian Railway Catering & Tourism Corp. Ltd.	33,651	299,570
Indian Railway Finance Corp. Ltd. (a)	202,650	298,330
Indian Renewable Energy Development Agency Ltd. *	65,052	129,072
Indraprastha Gas Ltd.	85,888	195,276
Indus Towers Ltd. *	81,303	391,810
IndusInd Bank Ltd.	64,363	639,229
Info Edge India Ltd.	9,010	753,680
Infosys Ltd.	458,391	8,103,406
InterGlobe Aviation Ltd. * (a)	18,523	1,154,193
ITC Ltd.	334,887	1,686,155
Jindal Stainless Ltd.	36,107	249,646
Jindal Steel & Power Ltd.	52,734	560,268
Jio Financial Services Ltd. *	348,267	1,075,628
JSW Energy Ltd.	69,270	393,070
JSW Infrastructure Ltd.	28,459	98,931
JSW Steel Ltd.	143,719	1,755,844
Jubilant Foodworks Ltd.	43,474	367,610
Kalyan Jewellers India Ltd.	38,550	235,449
Kotak Mahindra Bank Ltd.	121,380	3,172,367
Larsen & Toubro Ltd.	74,801	2,960,819
Linde India Ltd.	2,463	184,514
LTIMindtree Ltd. (a)	10,329	560,550
Lupin Ltd.	27,301	678,897
Macrotech Developers Ltd. (a)	30,869	485,694
Mahindra & Mahindra Ltd.	108,885	3,772,562
Mankind Pharma Ltd. *	12,817	373,622
Marico Ltd.	73,455	617,564
Maruti Suzuki India Ltd.	14,599	2,116,179
Max Healthcare Institute Ltd.	74,691	969,060
Mazagon Dock Shipbuilders Ltd.	6,826	248,257
Motilal Oswal Financial Services Ltd.	19,551	151,464
Mphasis Ltd.	9,312	271,964
MRF Ltd.	343	545,851
Muthoot Finance Ltd.	11,946	307,534
Nestle India Ltd.	40,125	1,134,114
NHPC Ltd.	336,244	340,794
NMDC Ltd.	385,553	295,783
NTPC Ltd.	530,456	2,222,342
Oberoi Realty Ltd.	13,357	259,295
Oil & Natural Gas Corp. Ltd.	468,654	1,356,089
Oil India Ltd.	70,995	345,015
Oracle Financial Services Software Ltd.	2,616	270,321
INVESTMENTS	SHARES	VALUE($)

India — continued
Page Industries Ltd.	706	380,626
Patanjali Foods Ltd.	11,434	257,599
PB Fintech Ltd. *	30,542	586,846
Persistent Systems Ltd.	11,624	731,554
Petronet LNG Ltd.	83,903	311,500
Phoenix Mills Ltd. (The)	23,254	457,718
PI Industries Ltd.	9,146	393,975
Pidilite Industries Ltd.	28,628	1,029,178
Polycab India Ltd.	6,787	442,885
Power Finance Corp. Ltd.	147,674	714,354
Power Grid Corp. of India Ltd.	506,709	1,840,337
Premier Energies Ltd. (a)	10,219	118,656
Prestige Estates Projects Ltd.	19,708	320,678
Procter & Gamble Hygiene & Health Care Ltd.	1,164	196,415
Punjab National Bank	257,145	304,900
Rail Vikas Nigam Ltd. (a)	64,440	267,479
REC Ltd.	129,616	646,994
Reliance Industries Ltd.	917,222	15,229,851
Samvardhana Motherson International Ltd.	358,158	565,477
SBI Cards & Payment Services Ltd.	34,848	360,510
SBI Life Insurance Co. Ltd. (a)	45,809	958,054
Schaeffler India Ltd.	4,593	188,733
Shree Cement Ltd.	1,901	668,320
Shriram Finance Ltd.	148,093	1,073,187
Siemens Energy India Ltd. ‡ *	9,959	292,126
Siemens Ltd.	9,959	341,550
Solar Industries India Ltd.	2,864	446,071
Sona Blw Precision Forgings Ltd. (a)	44,340	252,410
SRF Ltd.	16,024	571,059
Star Health & Allied Insurance Co. Ltd. *	27,096	125,452
State Bank of India	198,243	1,851,512
Steel Authority of India Ltd.	164,008	221,434
Sun Pharmaceutical Industries Ltd.	128,045	2,777,111
Sundaram Finance Ltd.	11,639	726,173
Supreme Industries Ltd.	6,970	291,949
Suzlon Energy Ltd. *	1,368,534	912,538
Tata Communications Ltd.	13,532	254,756
Tata Consultancy Services Ltd.	112,118	4,576,646
Tata Consumer Products Ltd.	73,566	1,015,096
Tata Elxsi Ltd.	4,224	288,580
Tata Motors Ltd.	234,525	1,787,245
Tata Power Co. Ltd. (The)	195,177	886,884
Tata Steel Ltd.	933,365	1,553,568
Tech Mahindra Ltd.	71,098	1,264,588
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Thermax Ltd.	3,893	151,642
Titan Co. Ltd.	45,203	1,805,950
Torrent Pharmaceuticals Ltd.	10,905	428,863
Torrent Power Ltd.	19,254	350,524
Tube Investments of India Ltd.	14,148	485,135
TVS Motor Co. Ltd.	26,223	828,689
UltraTech Cement Ltd.	13,657	1,881,970
Union Bank of India Ltd.	173,695	258,665
United Spirits Ltd.	36,520	675,324
UNO Minda Ltd.	26,839	284,332
UPL Ltd.	63,012	499,729
Varun Beverages Ltd.	159,640	985,599
Vedanta Ltd.	190,153	944,211
Vodafone Idea Ltd. *	3,441,341	289,446
Voltas Ltd.	27,119	397,478
Wipro Ltd.	318,941	910,925
Yes Bank Ltd. *	2,336,923	490,498
Zydus Lifesciences Ltd.	28,309	298,044
		191,402,360
Indonesia — 1.4%
Alamtri Resources Indonesia Tbk. PT	1,724,800	197,576
Amman Mineral Internasional PT *	1,150,400	494,016
Aneka Tambang Tbk.	968,600	126,601
Astra International Tbk. PT	2,103,900	608,082
Bank Central Asia Tbk. PT	6,348,100	3,375,225
Bank Mandiri Persero Tbk. PT	4,113,800	1,214,836
Bank Negara Indonesia Persero Tbk. PT	1,830,400	461,259
Bank Rakyat Indonesia Persero Tbk. PT	7,240,000	1,676,855
Barito Pacific Tbk. PT	3,355,779	150,539
Chandra Asri Pacific Tbk. PT	1,035,600	491,968
Charoen Pokphand Indonesia Tbk. PT	880,000	250,935
Dian Swastatika Sentosa Tbk. PT *	175,800	481,861
GoTo Gojek Tokopedia Tbk. PT *	94,722,900	483,278
Indofood CBP Sukses Makmur Tbk. PT	257,500	176,062
Indofood Sukses Makmur Tbk. PT	545,600	263,182
Indosat Tbk. PT	608,900	64,095
Kalbe Farma Tbk. PT	2,332,600	192,265
Merdeka Battery Materials Tbk. PT *	3,440,600	64,411
Merdeka Copper Gold Tbk. PT *	1,689,600	170,070
Mitra Keluarga Karyasehat Tbk. PT (a)	668,800	101,111
Pantai Indah Kapuk Dua Tbk. PT	211,300	145,090
Petrindo Jaya Kreasi Tbk. PT	193,500	83,070
Sarana Menara Nusantara Tbk. PT	2,659,000	91,260
Sumber Alfaria Trijaya Tbk. PT	2,102,400	272,166
INVESTMENTS	SHARES	VALUE($)

Indonesia — continued
Telkom Indonesia Persero Tbk. PT	5,430,900	856,012
Unilever Indonesia Tbk. PT	695,200	71,714
United Tractors Tbk. PT	200,900	274,554
		12,838,093
Kuwait — 0.8%
Boubyan Bank KSCP	204,401	452,816
Gulf Bank KSCP	476,700	523,198
Kuwait Finance House KSCP	1,299,581	3,068,869
Mabanee Co. KPSC	86,211	223,052
Mobile Telecommunications Co. KSCP	282,156	435,843
National Bank of Kuwait SAKP	992,134	3,085,450
		7,789,228
Luxembourg — 0.0% ^
Reinet Investments SCA	14,886	390,939
Malaysia — 1.7%
99 Speed Mart Retail Holdings Bhd. *	214,300	111,607
AMMB Holdings Bhd.	264,000	315,854
Axiata Group Bhd.	502,000	244,321
CELCOMDIGI Bhd.	457,700	405,555
CIMB Group Holdings Bhd.	930,600	1,537,262
Dialog Group Bhd.	670,900	227,180
Gamuda Bhd.	578,800	570,273
Genting Bhd.	248,900	184,782
Genting Malaysia Bhd.	318,100	126,513
Hong Leong Bank Bhd.	86,000	398,620
IHH Healthcare Bhd.	248,400	398,361
IOI Corp. Bhd.	378,400	320,778
KLCCP Stapled Group, REIT	106,000	213,474
Kuala Lumpur Kepong Bhd.	69,100	314,397
Malayan Banking Bhd.	731,300	1,694,648
Maxis Bhd.	426,100	366,369
MISC Bhd.	248,100	431,414
MR DIY Group M Bhd. (a)	397,700	155,051
Nestle Malaysia Bhd.	7,800	157,191
Petronas Chemicals Group Bhd.	341,600	291,478
Petronas Dagangan Bhd.	44,200	202,159
Petronas Gas Bhd.	111,900	453,824
PPB Group Bhd.	87,100	250,965
Press Metal Aluminium Holdings Bhd.	475,200	540,098
Public Bank Bhd.	1,674,300	1,735,669
RHB Bank Bhd.	446,400	688,555
SD Guthrie Bhd.	246,100	270,646
Sime Darby Bhd.	412,700	198,891
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	15

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Malaysia — continued
Sunway Bhd.	294,800	310,753
Telekom Malaysia Bhd.	280,300	441,749
Tenaga Nasional Bhd.	503,700	1,619,970
YTL Corp. Bhd.	569,600	253,326
YTL Power International Bhd.	272,100	215,554
		15,647,287
Mexico — 2.0%
America Movil SAB de CV	2,132,155	1,845,066
Arca Continental SAB de CV	53,953	568,212
Cemex SAB de CV	1,648,183	1,019,477
Coca-Cola Femsa SAB de CV	60,000	565,687
Corporativo Fragua SAB de CV	11,525	293,848
Fibra Uno Administracion SA de CV, REIT	352,792	456,585
Fomento Economico Mexicano SAB de CV	241,774	2,542,076
GMexico Transportes SAB de CV (a)	61,598	106,231
Gruma SAB de CV, Class B	20,832	396,924
Grupo Aeroportuario del Pacifico SAB de CV, Class B	43,633	884,163
Grupo Aeroportuario del Sureste SAB de CV, Class B	19,796	625,128
Grupo Bimbo SAB de CV	155,698	473,751
Grupo Carso SAB de CV	62,324	433,428
Grupo Comercial Chedraui SA de CV (b)	51,020	329,579
Grupo Financiero Banorte SAB de CV, Class O	322,576	2,765,924
Grupo Financiero Inbursa SAB de CV, Class O *	264,906	680,957
Grupo Mexico SAB de CV	348,422	1,807,982
Industrias Penoles SAB de CV *	21,673	434,322
Kimberly-Clark de Mexico SAB de CV, Class A	172,920	304,212
Promotora y Operadora de Infraestructura SAB de CV	18,463	206,590
Wal-Mart de Mexico SAB de CV	550,735	1,744,839
		18,484,981
Peru — 0.2%
Credicorp Ltd.	7,260	1,467,899
InRetail Peru Corp. * (a)	3,815	106,820
		1,574,719
Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	274,920	159,966
ACEN Corp.	1,131,000	54,064
Ayala Corp.	27,740	297,760
Ayala Land, Inc.	739,200	331,605
Bank of the Philippine Islands	243,070	609,456
BDO Unibank, Inc.	247,590	710,598
INVESTMENTS	SHARES	VALUE($)

Philippines — continued
GT Capital Holdings, Inc.	9,750	85,443
International Container Terminal Services, Inc.	94,090	575,472
JG Summit Holdings, Inc.	376,300	114,344
Jollibee Foods Corp.	54,560	224,110
Manila Electric Co.	34,320	350,235
Metropolitan Bank & Trust Co.	233,910	322,248
Monde Nissin Corp. (a)	888,800	123,800
PLDT, Inc.	10,755	250,554
SM Investments Corp.	54,680	851,174
SM Prime Holdings, Inc.	1,293,100	564,474
Universal Robina Corp.	107,360	159,041
		5,784,344
Qatar — 0.9%
Al Rayan Bank	759,906	466,614
Commercial Bank PSQC (The)	392,568	464,125
Dukhan Bank	291,465	280,178
Industries Qatar QSC	329,286	1,135,764
Mesaieed Petrochemical Holding Co.	581,335	225,079
Ooredoo QPSC	134,934	480,725
Qatar Electricity & Water Co. QSC	67,390	282,997
Qatar Fuel QSC	90,547	373,038
Qatar Gas Transport Co. Ltd.	402,360	506,017
Qatar International Islamic Bank QSC	133,607	389,398
Qatar Islamic Bank QPSC	201,686	1,169,347
Qatar National Bank QPSC	480,665	2,204,575
		7,977,857
Saudi Arabia — 3.6%
ACWA Power Co. *	14,997	1,286,017
Ades Holding Co.	47,077	190,054
Advanced Petrochemical Co. *	15,576	125,199
Al Rajhi Bank	219,253	5,695,747
Alinma Bank	136,160	1,054,596
Almarai Co. JSC	49,480	696,977
Arab National Bank	99,086	568,351
Arabian Drilling Co.	3,151	72,619
Arabian Internet & Communications Services Co.	3,168	242,414
Bank Al-Jazira *	77,000	277,553
Banque Saudi Fransi	150,395	736,686
Bupa Arabia for Cooperative Insurance Co.	8,818	394,946
Co. for Cooperative Insurance (The)	8,358	309,848
Dr Sulaiman Al Habib Medical Services Group Co.	10,450	797,696
Elm Co.	2,797	773,990
Etihad Etisalat Co.	43,650	730,807
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Saudi Arabia — continued
Jarir Marketing Co.	77,608	261,353
Mouwasat Medical Services Co.	11,426	221,182
Nahdi Medical Co.	7,195	217,905
Rabigh Refining & Petrochemical Co. *	47,543	90,246
Riyad Bank	164,165	1,347,674
SABIC Agri-Nutrients Co.	26,092	687,331
Sahara International Petrochemical Co.	44,088	223,485
SAL Saudi Logistics Services	2,728	132,952
Saudi Arabian Mining Co. *	147,352	2,008,461
Saudi Arabian Oil Co. (a)	649,282	4,389,794
Saudi Aramco Base Oil Co.	6,775	179,472
Saudi Awwal Bank	113,899	1,065,799
Saudi Basic Industries Corp.	100,677	1,637,265
Saudi Electricity Co.	89,488	357,361
Saudi Industrial Investment Group	45,408	183,148
Saudi Investment Bank (The)	96,912	389,358
Saudi Kayan Petrochemical Co. *	90,200	138,779
Saudi National Bank (The)	325,811	3,104,335
Saudi Research & Media Group *	3,582	165,482
Saudi Tadawul Group Holding Co. *	5,896	288,827
Saudi Telecom Co.	200,730	2,548,422
Savola Group (The) *	16,734	139,808
Yanbu National Petrochemical Co.	33,792	288,104
		34,020,043
South Africa — 2.8%
Absa Group Ltd.	92,649	855,051
Anglo American Platinum Ltd. (b)	6,537	223,853
Aspen Pharmacare Holdings Ltd.	41,866	274,913
Bid Corp. Ltd.	37,401	939,989
Bidvest Group Ltd.	36,121	457,920
Capitec Bank Holdings Ltd.	11,476	2,130,018
Clicks Group Ltd.	25,533	543,034
Discovery Ltd.	57,597	637,828
FirstRand Ltd.	627,174	2,455,600
Gold Fields Ltd.	99,955	2,241,886
Harmony Gold Mining Co. Ltd.	62,202	977,341
Impala Platinum Holdings Ltd. *	97,780	581,510
Mr Price Group Ltd.	28,011	358,005
MTN Group Ltd.	190,452	1,260,472
Naspers Ltd., Class N	18,500	4,864,433
Nedbank Group Ltd.	52,900	720,785
Northam Platinum Holdings Ltd.	42,770	287,080
Old Mutual Ltd.	494,113	300,964
OUTsurance Group Ltd.	94,684	388,687
INVESTMENTS	SHARES	VALUE($)

South Africa — continued
Pepkor Holdings Ltd. (a)	202,665	293,381
Remgro Ltd.	58,122	500,828
Sanlam Ltd.	197,892	901,012
Sasol Ltd. *	66,468	229,585
Shoprite Holdings Ltd.	50,058	770,201
Sibanye Stillwater Ltd. *	327,200	373,827
Standard Bank Group Ltd.	151,124	1,887,261
Vodacom Group Ltd.	64,335	476,030
Woolworths Holdings Ltd.	102,785	318,280
		26,249,774
South Korea — 9.2%
Alteogen, Inc. *	4,405	1,086,538
Amorepacific Corp.	3,335	292,485
Celltrion, Inc.	17,092	1,938,349
CJ CheilJedang Corp.	986	165,831
CJ Corp.	1,789	156,383
CosmoAM&T Co. Ltd. *	2,801	77,588
Coway Co. Ltd.	6,600	406,365
DB Insurance Co. Ltd.	5,172	333,208
Doosan Bobcat, Inc.	6,419	220,689
Doosan Enerbility Co. Ltd. *	48,866	992,790
Ecopro BM Co. Ltd. *	5,611	399,672
Ecopro Co. Ltd.	11,766	420,646
Ecopro Materials Co. Ltd. *	2,299	89,503
GS Holdings Corp.	8,615	234,252
Hana Financial Group, Inc.	32,220	1,461,181
Hanjin Kal Corp.	3,502	195,007
Hankook Tire & Technology Co. Ltd.	8,609	250,056
Hanmi Pharm Co. Ltd.	713	134,863
Hanmi Semiconductor Co. Ltd.	5,256	281,287
Hanwha Aerospace Co. Ltd.	3,362	1,889,458
Hanwha Ocean Co. Ltd. *	11,548	638,060
Hanwha Solutions Corp.	13,552	284,918
HD Hyundai Co. Ltd.	4,830	267,124
HD Hyundai Electric Co. Ltd.	2,561	557,338
HD Hyundai Heavy Industries Co. Ltd.	2,179	616,285
HD Hyundai Marine Solution Co. Ltd.	982	106,063
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,825	923,007
HLB, Inc. *	13,062	520,886
HMM Co. Ltd.	33,158	426,758
HYBE Co. Ltd.	2,367	445,422
Hyundai Glovis Co. Ltd.	4,060	325,538
Hyundai Mobis Co. Ltd.	6,797	1,275,856
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	17

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Hyundai Motor Co.	15,683	2,101,515
Hyundai Motor Co. (Preference)	3,865	414,906
Hyundai Motor Co. (Preference)	2,453	258,529
Hyundai Rotem Co. Ltd.	8,082	637,015
Hyundai Steel Co.	10,038	172,808
Industrial Bank of Korea	29,948	323,211
Kakao Corp.	31,589	848,631
KakaoBank Corp.	40,670	637,472
Kangwon Land, Inc.	15,123	172,631
KB Financial Group, Inc.	42,611	2,692,962
Kia Corp.	26,428	1,679,587
Korea Aerospace Industries Ltd.	8,800	515,070
Korea Electric Power Corp.	28,727	518,093
Korea Investment Holdings Co. Ltd.	5,012	292,626
Korea Zinc Co. Ltd.	1,351	753,405
Korean Air Lines Co. Ltd.	21,915	323,090
Krafton, Inc. *	3,418	894,839
KT&G Corp.	12,620	1,018,614
Kumho Petrochemical Co. Ltd.	2,112	176,714
L&F Co. Ltd. *	448	20,404
LG Chem Ltd.	5,360	812,364
LG Corp.	12,391	580,258
LG Display Co. Ltd. *	35,287	209,636
LG Electronics, Inc.	12,475	626,190
LG Energy Solution Ltd. *	4,765	1,087,141
LG H&H Co. Ltd.	1,043	247,130
LG Innotek Co. Ltd.	1,672	164,353
LG Uplus Corp.	23,396	197,546
Lotte Chemical Corp.	2,288	97,056
Meritz Financial Group, Inc.	10,027	875,966
Mirae Asset Securities Co. Ltd.	24,926	207,193
NAVER Corp.	16,153	2,272,818
NCSoft Corp.	1,832	188,577
Netmarble Corp. (a)	3,168	99,653
Orion Corp.	2,639	228,746
Posco DX Co. Ltd.	6,056	104,454
POSCO Future M Co. Ltd. *	3,681	323,170
POSCO Holdings, Inc.	7,733	1,413,229
Posco International Corp.	5,198	179,199
Samsung Biologics Co. Ltd. * (a)	2,047	1,514,922
Samsung C&T Corp.	9,700	834,776
Samsung E&A Co. Ltd.	18,820	254,472
Samsung Electro-Mechanics Co. Ltd.	6,352	524,064
Samsung Electronics Co. Ltd.	539,061	21,032,833
INVESTMENTS	SHARES	VALUE($)

South Korea — continued
Samsung Electronics Co. Ltd. (Preference)	92,057	3,038,862
Samsung Fire & Marine Insurance Co. Ltd.	3,498	922,869
Samsung Heavy Industries Co. Ltd. *	77,676	795,838
Samsung Life Insurance Co. Ltd.	11,089	673,298
Samsung SDI Co. Ltd.	5,914	732,334
Samsung SDS Co. Ltd.	4,567	411,563
Samsung Securities Co. Ltd.	7,547	276,647
Shinhan Financial Group Co. Ltd.	54,022	1,952,355
SK Biopharmaceuticals Co. Ltd. *	3,195	239,585
SK Bioscience Co. Ltd. *	2,717	75,801
SK Hynix, Inc.	60,214	7,513,087
SK Innovation Co. Ltd.	6,953	461,826
SK Square Co. Ltd. *	9,784	604,894
SK Telecom Co. Ltd.	11,724	447,936
SK, Inc.	4,055	377,402
SKC Co. Ltd. *	2,464	176,767
S-Oil Corp.	5,104	186,428
Woori Financial Group, Inc.	71,884	895,140
Yuhan Corp.	6,836	547,824
		86,271,730
Taiwan — 16.9%
Accton Technology Corp.	58,000	1,080,328
Acer, Inc.	346,000	378,083
Advantech Co. Ltd.	57,196	599,195
Alchip Technologies Ltd.	9,000	601,432
ASE Technology Holding Co. Ltd.	367,000	1,563,860
Asia Cement Corp.	283,000	398,618
Asia Vital Components Co. Ltd.	38,000	557,945
Asustek Computer, Inc.	80,000	1,462,953
AUO Corp.	772,000	297,027
Catcher Technology Co. Ltd.	82,000	558,192
Cathay Financial Holding Co. Ltd.	1,074,000	1,978,857
Chailease Holding Co. Ltd.	186,764	671,995
Chang Hwa Commercial Bank Ltd.	694,000	395,734
Cheng Shin Rubber Industry Co. Ltd.	260,000	401,574
Chicony Electronics Co. Ltd.	82,000	395,105
China Airlines Ltd.	354,000	233,201
China Steel Corp.	1,381,000	893,083
Chunghwa Telecom Co. Ltd.	334,000	1,350,330
Compal Electronics, Inc.	468,000	403,263
CTBC Financial Holding Co. Ltd.	2,126,000	2,619,742
Delta Electronics, Inc.	207,000	2,168,989
E Ink Holdings, Inc.	99,000	691,573
E.Sun Financial Holding Co. Ltd.	1,692,049	1,500,809
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Eclat Textile Co. Ltd. *	28,000	364,963
Elite Material Co. Ltd.	35,000	609,120
eMemory Technology, Inc.	8,000	644,172
Eva Airways Corp.	331,000	397,574
Evergreen Marine Corp. Taiwan Ltd.	119,000	770,999
Far Eastern New Century Corp.	386,000	397,212
Far EasTone Telecommunications Co. Ltd.	197,000	528,267
Feng TAY Enterprise Co. Ltd.	93,360	330,478
First Financial Holding Co. Ltd.	1,251,347	996,457
Formosa Chemicals & Fibre Corp.	521,000	407,138
Formosa Petrochemical Corp.	164,000	179,538
Formosa Plastics Corp.	536,000	571,073
Fortune Electric Co. Ltd.	28,700	378,277
Foxconn Technology Co. Ltd.	133,000	247,552
Fubon Financial Holding Co. Ltd.	975,100	2,584,436
Gigabyte Technology Co. Ltd.	70,000	505,331
Global Unichip Corp.	10,000	321,252
Globalwafers Co. Ltd.	32,000	308,834
Highwealth Construction Corp.	191,760	245,092
Hiwin Technologies Corp.	35,000	241,599
Hon Hai Precision Industry Co. Ltd.	1,336,000	5,952,278
Hotai Motor Co. Ltd.	52,520	1,022,279
Hua Nan Financial Holdings Co. Ltd.	1,126,710	954,005
Innolux Corp.	865,324	370,583
International Games System Co. Ltd.	26,000	674,074
Inventec Corp.	352,000	449,627
Jentech Precision Industrial Co. Ltd.	9,000	283,407
KGI Financial Holding Co. Ltd.	1,751,000	908,201
Largan Precision Co. Ltd.	11,000	784,209
Lite-On Technology Corp.	246,000	743,960
Lotes Co. Ltd.	12,000	471,837
MediaTek, Inc.	173,000	7,351,307
Mega Financial Holding Co. Ltd.	1,265,930	1,499,216
Micro-Star International Co. Ltd.	85,000	371,754
momo.com, Inc.	13,975	141,347
Nan Ya Plastics Corp.	616,000	590,318
Nanya Technology Corp. *	133,000	150,163
Nien Made Enterprise Co. Ltd.	28,000	342,883
Novatek Microelectronics Corp.	67,000	1,089,638
Pegatron Corp.	236,000	599,623
PharmaEssentia Corp. *	34,000	558,991
Phison Electronics Corp.	24,000	335,584
Pou Chen Corp.	365,000	375,865
Powertech Technology, Inc.	86,000	292,230
INVESTMENTS	SHARES	VALUE($)

Taiwan — continued
President Chain Store Corp.	64,000	523,364
Quanta Computer, Inc. *	320,000	2,404,061
Radiant Opto-Electronics Corp.	67,000	311,233
Realtek Semiconductor Corp.	53,000	871,271
Ruentex Development Co. Ltd.	250,900	258,262
Shanghai Commercial & Savings Bank Ltd. (The)	547,000	806,644
Shihlin Electric & Engineering Corp.	38,000	170,371
Shin Kong Financial Holding Co. Ltd. *	1,689,000	623,266
Sino-American Silicon Products, Inc.	77,000	266,932
SinoPac Financial Holdings Co. Ltd.	1,430,683	956,015
Synnex Technology International Corp.	165,000	366,059
Taishin Financial Holding Co. Ltd.	1,408,060	735,810
Taiwan Business Bank	791,576	350,580
Taiwan Cooperative Financial Holding Co. Ltd.	1,207,123	921,963
Taiwan Mobile Co. Ltd.	172,000	610,688
Taiwan Semiconductor Manufacturing Co. Ltd.	2,703,000	76,588,300
Tatung Co. Ltd. *	205,000	260,689
TCC Group Holdings Co. Ltd.	782,000	726,719
Teco Electric and Machinery Co. Ltd.	171,000	262,058
Tripod Technology Corp.	60,000	346,424
Unimicron Technology Corp.	156,000	460,210
Uni-President Enterprises Corp.	548,000	1,316,933
United Microelectronics Corp.	1,350,000	1,894,390
Vanguard International Semiconductor Corp.	109,000	307,708
Voltronic Power Technology Corp.	9,000	422,021
Walsin Lihwa Corp.	351,000	227,380
Wan Hai Lines Ltd.	157,000	408,070
Winbond Electronics Corp. *	358,000	177,461
Wistron Corp.	316,000	1,013,968
Wiwynn Corp.	13,000	782,357
WPG Holdings Ltd.	191,000	404,650
WT Microelectronics Co. Ltd.	87,000	318,687
Yageo Corp.	52,845	757,702
Yang Ming Marine Transport Corp.	189,000	403,794
Yuanta Financial Holding Co. Ltd.	1,431,485	1,402,512
Zhen Ding Technology Holding Ltd.	75,000	229,756
		157,432,939
Thailand — 1.3%
Advanced Info Service PCL, NVDR	120,600	1,063,774
Airports of Thailand PCL, NVDR	479,400	547,468
Asset World Corp. PCL, NVDR	955,900	62,778
Bangkok Bank PCL, NVDR	69,900	292,763
Bangkok Dusit Medical Services PCL, NVDR	546,500	391,915
Bangkok Expressway & Metro PCL, NVDR	852,600	150,746
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	19

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Thailand — continued
BTS Group Holdings PCL, NVDR *	874,400	132,385
Bumrungrad Hospital PCL, NVDR	46,200	227,622
Central Pattana PCL, NVDR	179,200	270,922
Central Retail Corp. PCL, NVDR	369,600	261,621
Charoen Pokphand Foods PCL, NVDR	352,800	279,447
CP ALL PCL, NVDR	500,800	771,118
CP Axtra PCL, NVDR	184,885	139,575
Delta Electronics Thailand PCL, NVDR	505,100	1,480,571
Global Power Synergy PCL, NVDR	78,300	72,963
Gulf Development PCL, NVDR *	818,492	1,200,602
Home Product Center PCL, NVDR	484,000	122,628
Indorama Ventures PCL, NVDR	212,200	120,560
Kasikornbank PCL, NVDR	133,300	636,573
Krung Thai Bank PCL, NVDR	422,400	275,640
Minor International PCL, NVDR	317,000	255,142
PTT Exploration & Production PCL, NVDR	160,700	478,256
PTT Global Chemical PCL, NVDR	202,400	104,767
PTT Oil & Retail Business PCL, NVDR	346,000	149,957
PTT PCL, NVDR	958,600	888,987
SCB X PCL, NVDR	96,200	342,788
SCG Packaging PCL, NVDR	147,500	61,957
Siam Cement PCL (The), NVDR	34,400	164,374
Siam Global House PCL, NVDR	286,204	60,290
Thai Life Insurance PCL, NVDR	310,000	113,838
Thai Oil PCL, NVDR	98,500	78,796
TMBThanachart Bank PCL, NVDR	4,578,300	250,793
True Corp. PCL, NVDR *	1,240,900	449,249
		11,900,865
Turkey — 0.5%
Akbank TAS	344,384	437,616
Aselsan Elektronik Sanayi ve Ticaret A/S	131,615	463,664
BIM Birlesik Magazalar A/S	49,728	584,217
Coca-Cola Icecek A/S	99,503	135,024
Enka Insaat ve Sanayi A/S	83,850	139,895
Eregli Demir ve Celik Fabrikalari TAS *	355,627	208,831
Ford Otomotiv Sanayi A/S	8,536	196,943
Haci Omer Sabanci Holding A/S	157,166	300,614
KOC Holding A/S	87,296	314,304
Sasa Polyester Sanayi A/S *	1,162,397	128,216
Turk Hava Yollari AO *	78,581	583,065
Turkcell Iletisim Hizmetleri A/S	145,816	342,019
Turkiye Garanti Bankasi A/S	71,436	192,015
Turkiye Is Bankasi A/S, Class C	974,414	262,356
Turkiye Petrol Rafinerileri A/S	101,741	330,692
INVESTMENTS	SHARES	VALUE($)

Turkey — continued
Turkiye Sise ve Cam Fabrikalari A/S	167,275	149,452
Turkiye Vakiflar Bankasi TAO, Class D *	115,632	62,613
Yapi ve Kredi Bankasi A/S *	378,306	224,992
		5,056,528
United Arab Emirates — 2.6%
Abu Dhabi Commercial Bank PJSC	336,790	1,067,237
Abu Dhabi Islamic Bank PJSC	178,376	888,093
Abu Dhabi National Oil Co. for Distribution PJSC	326,738	299,836
ADNOC Drilling Co. PJSC	196,894	262,692
ADNOC Logistics & Services	140,702	185,819
Aldar Properties PJSC	409,014	921,081
Alpha Dhabi Holding PJSC	156,620	482,959
Dubai Electricity & Water Authority PJSC	1,006,841	734,686
Dubai Islamic Bank PJSC	346,967	714,854
Emaar Development PJSC	96,965	353,362
Emaar Properties PJSC	695,130	2,483,876
Emirates Integrated Telecommunications Co. PJSC	101,191	239,681
Emirates NBD Bank PJSC	274,885	1,538,388
Emirates Telecommunications Group Co. PJSC	390,058	1,847,786
First Abu Dhabi Bank PJSC	494,072	2,021,551
International Holding Co. PJSC *	82,281	8,982,911
Modon Holding PSC *	366,598	304,883
Multiply Group PJSC *	387,826	227,860
Pure Health Holding PJSC	284,129	218,141
Salik Co. PJSC	222,200	306,149
		24,081,845
United States — 0.1%
JBS SA	77,955	602,332
Total Common Stocks (Cost $853,346,764)		924,846,310
	NO. OF RIGHTS
Rights — 0.0% ^
South Korea — 0.0% ^
Samsung SDI Co. Ltd., expiring 5/22/2025*(Cost $—)	836	20,261
	SHARES
Short-Term Investments — 1.2%
Investment Companies — 1.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (c) (d) (Cost $10,485,292)	10,485,292	10,485,292
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (c) (d)(Cost $708,766)	708,766	708,766
Total Short-Term Investments (Cost $11,194,058)		11,194,058
Total Investments — 100.2% (Cost $864,540,822)		936,060,629
Liabilities in Excess of Other Assets — (0.2)%		(2,309,436)
NET ASSETS — 100.0%		933,751,193

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $675,364.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2025.
Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	17.7%
Semiconductors & Semiconductor Equipment	11.2
Interactive Media & Services	5.4
Technology Hardware, Storage & Peripherals	5.2
Broadline Retail	5.0
Oil, Gas & Consumable Fuels	4.6
Metals & Mining	3.2
Automobiles	3.1
Insurance	2.8
Hotels, Restaurants & Leisure	2.4
Electronic Equipment, Instruments & Components	2.2
Industrial Conglomerates	2.2
IT Services	2.2
Chemicals	1.8
Wireless Telecommunication Services	1.8
Food Products	1.5
Real Estate Management & Development	1.5
Beverages	1.4
Pharmaceuticals	1.4
Electrical Equipment	1.2
Independent Power and Renewable Electricity Producers	1.2
Electric Utilities	1.2
Diversified Telecommunication Services	1.1
Financial Services	1.1
Consumer Staples Distribution & Retail	1.1
Capital Markets	1.1
Machinery	1.0
Others (each less than 1.0%)	13.2
Short-Term Investments	1.2
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	21

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	159	06/20/2025	USD	8,820,525	(8,662)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	April 30, 2025

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.6%
Australia — 0.8%
Glencore plc	3,722,084	12,203,731
Rio Tinto plc	387,870	23,112,946
		35,316,677
Austria — 0.5%
ANDRITZ AG	25,489	1,831,632
BAWAG Group AG (a)	29,537	3,237,491
Erste Group Bank AG	115,439	7,817,718
EVN AG	13,344	349,202
Mondi plc	166,063	2,520,694
OMV AG	53,661	2,774,468
Raiffeisen Bank International AG	55,230	1,475,264
Telekom Austria AG	51,464	543,365
Verbund AG	25,808	1,983,370
		22,533,204
Belgium — 1.4%
Ackermans & van Haaren NV	8,324	2,035,946
Ageas SA	64,931	4,072,228
Anheuser-Busch InBev SA	367,982	24,253,319
Azelis Group NV	43,262	670,346
Colruyt Group NV	16,163	777,241
D'ieteren Group	7,632	1,524,117
Elia Group SA/NV (b)	15,566	1,687,659
Groupe Bruxelles Lambert NV	31,653	2,611,186
KBC Group NV	100,159	9,235,535
Lotus Bakeries NV (b)	150	1,442,261
Sofina SA	5,311	1,483,852
Syensqo SA	27,558	1,971,300
UCB SA	45,245	8,295,180
Warehouses De Pauw CVA, REIT *	64,968	1,659,418
		61,719,588
Brazil — 0.1%
Yara International ASA	61,136	1,984,081
Chile — 0.1%
Antofagasta plc	123,500	2,710,273
China — 0.5%
Prosus NV	488,621	22,908,804
Denmark — 3.4%
AP Moller - Maersk A/S, Class A	915	1,563,790
AP Moller - Maersk A/S, Class B	1,360	2,341,765
Carlsberg A/S, Class B	34,218	4,662,328
Coloplast A/S, Class B	54,188	6,132,081
Danske Bank A/S	248,245	8,710,314
INVESTMENTS	SHARES	VALUE($)

Denmark — continued
DSV A/S	71,894	15,238,645
Genmab A/S *	24,325	5,157,843
Novo Nordisk A/S, Class B	1,194,948	79,896,092
Novonesis Novozymes B	132,691	8,619,258
Orsted A/S * (a) (b)	70,846	2,819,174
Pandora A/S	30,509	4,541,661
Tryg A/S	118,845	2,835,398
Vestas Wind Systems A/S	377,429	5,031,962
		147,550,311
Finland — 1.6%
Elisa OYJ	54,004	2,881,005
Fortum OYJ	164,393	2,756,303
Kesko OYJ, Class A	34,475	770,934
Kesko OYJ, Class B	101,576	2,332,066
Kone OYJ, Class B	133,400	8,261,703
Metso OYJ (b)	264,232	2,871,066
Neste OYJ (b)	160,972	1,669,816
Nokia OYJ	1,898,488	9,490,868
Nordea Bank Abp	1,136,036	15,589,549
Orion OYJ, Class A	10,394	646,032
Orion OYJ, Class B	40,184	2,515,982
Sampo OYJ, Class A	911,152	9,128,472
Stora Enso OYJ, Class R	222,085	2,062,812
UPM-Kymmene OYJ (b)	200,633	5,313,986
Wartsila OYJ Abp	182,152	3,365,500
		69,656,094
France — 13.8%
Aeroports de Paris SA	13,471	1,684,504
Air Liquide SA	216,173	44,418,841
Airbus SE	220,311	37,384,693
Amundi SA (a)	23,405	1,848,789
AXA SA *	651,153	30,796,868
BioMerieux	16,132	2,177,502
BNP Paribas SA	389,677	33,017,130
Bollore SE	264,446	1,635,709
Bouygues SA *	77,533	3,407,988
Bureau Veritas SA	118,603	3,764,822
Capgemini SE	61,865	9,876,892
Cie de Saint-Gobain SA	170,518	18,538,379
Cie Generale des Etablissements Michelin SCA	257,677	9,422,146
Credit Agricole SA	460,052	8,629,006
Danone SA	241,476	20,778,144
Dassault Aviation SA	7,389	2,664,227
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	23

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Dassault Systemes SE	264,152	9,899,394
Engie SA	694,140	14,346,711
EssilorLuxottica SA	108,146	31,162,582
Hermes International SCA	12,760	35,092,284
Kering SA (b)	26,475	5,386,407
Legrand SA	98,200	10,792,163
L'Oreal SA *	90,942	40,184,128
LVMH Moet Hennessy Louis Vuitton SE	96,780	53,609,272
Orange SA	661,383	9,595,377
Pernod Ricard SA	75,114	8,142,016
Publicis Groupe SA	85,473	8,696,619
Safran SA	129,481	34,457,430
Sartorius Stedim Biotech	10,435	2,462,564
Societe Generale SA	269,350	14,043,637
Sodexo SA	31,386	1,992,284
Thales SA	34,959	9,792,798
TotalEnergies SE	776,532	44,227,520
Veolia Environnement SA (b)	234,037	8,547,986
Vinci SA	189,002	26,548,595
		599,025,407
Germany — 14.6%
adidas AG	59,713	13,739,462
Allianz SE (Registered)	145,272	60,081,112
BASF SE *	335,765	17,147,344
Bayer AG (Registered)	344,827	9,036,942
Bayerische Motoren Werke AG	105,948	8,986,242
Bayerische Motoren Werke AG (Preference)	22,161	1,788,321
Beiersdorf AG	36,775	5,181,525
Commerzbank AG	352,079	9,318,668
Continental AG	40,630	3,176,236
Covestro AG * (a)	68,453	4,562,533
Daimler Truck Holding AG	172,051	6,912,406
Deutsche Bank AG (Registered)	696,924	18,273,584
Deutsche Boerse AG	69,122	22,263,774
Deutsche Post AG	361,877	15,462,283
Deutsche Telekom AG (Registered)	1,300,171	46,698,925
Dr Ing hc F Porsche AG (Preference) (a)	41,473	2,084,916
E.ON SE	832,763	14,564,679
Fresenius SE & Co. KGaA *	154,676	7,346,636
Hannover Rueck SE	22,597	7,253,630
Heidelberg Materials AG	49,107	9,817,148
Henkel AG & Co. KGaA	36,242	2,557,965
Henkel AG & Co. KGaA (Preference)	61,250	4,757,065
Infineon Technologies AG	475,761	15,758,646
INVESTMENTS	SHARES	VALUE($)

Germany — continued
Mercedes-Benz Group AG	270,956	16,200,130
Merck KGaA	48,622	6,769,158
MTU Aero Engines AG	19,569	6,772,939
Muenchener Rueckversicherungs- Gesellschaft AG (Registered) *	50,631	34,662,458
Rheinmetall AG	16,320	27,793,820
RWE AG	254,354	9,877,617
SAP SE	386,619	113,120,328
Sartorius AG (Preference)	9,263	2,404,624
Siemens AG (Registered)	276,679	63,708,471
Siemens Energy AG *	193,122	14,905,867
Siemens Healthineers AG (a)	101,489	5,471,004
Symrise AG	47,220	5,445,951
Talanx AG	22,638	2,598,120
Volkswagen AG (Preference)	75,636	8,229,979
Vonovia SE	306,476	10,165,836
		634,896,344
Hong Kong — 0.3%
Prudential plc	1,006,914	10,706,294
Ireland — 0.3%
Kerry Group plc, Class A	55,203	5,843,888
Kingspan Group plc	58,342	4,923,157
		10,767,045
Italy — 4.7%
A2A SpA	584,585	1,486,757
Amplifon SpA	48,945	936,756
Banca Mediolanum SpA	78,068	1,167,105
Banco BPM SpA	493,635	5,510,210
Buzzi SpA	31,270	1,638,642
Coca-Cola HBC AG	76,841	4,001,395
Davide Campari-Milano NV (b)	214,176	1,437,172
DiaSorin SpA	8,139	930,099
Enel SpA	2,919,832	25,311,939
Eni SpA	788,757	11,296,212
Ferrari NV	41,813	19,141,178
FinecoBank Banca Fineco SpA	229,688	4,596,268
Generali (b)	373,181	13,638,917
Hera SpA	339,213	1,605,912
Infrastrutture Wireless Italiane SpA (a)	131,204	1,566,857
Intesa Sanpaolo SpA	5,891,871	31,452,506
Leonardo SpA	150,632	7,831,102
Mediobanca Banca di Credito Finanziario SpA	220,782	4,515,878
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
Moncler SpA	80,594	4,974,332
Nexi SpA * (a)	204,006	1,191,611
Pirelli & C SpA (a)	103,077	637,273
Poste Italiane SpA (a)	172,525	3,501,774
Prysmian SpA	107,025	5,879,119
Recordati Industria Chimica e Farmaceutica SpA	36,564	2,157,581
Snam SpA	807,241	4,633,146
Telecom Italia SpA *	3,791,575	1,501,596
Telecom Italia SpA *	2,267,669	1,008,588
Terna - Rete Elettrica Nazionale	528,957	5,259,848
UniCredit SpA	580,008	33,745,363
		202,555,136
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	57,806	1,531,834
Luxembourg — 0.2%
ArcelorMittal SA	169,202	5,003,597
CVC Capital Partners plc * (a)	309,918	5,529,833
		10,533,430
Mexico — 0.0% ^
Fresnillo plc	64,595	865,738
Netherlands — 5.8%
Adyen NV * (a)	11,307	18,297,137
Aegon Ltd.	499,383	3,212,005
Akzo Nobel NV	64,109	4,047,490
Argenx SE *	22,860	14,777,828
ASM International NV	16,568	8,098,223
ASML Holding NV	148,001	99,078,082
EXOR NV	37,498	3,540,364
HAL Trust	13,461	1,771,405
Heineken Holding NV	49,161	3,843,889
Heineken NV	105,771	9,468,113
ING Groep NV	1,155,193	22,433,058
JDE Peet's NV	44,960	1,088,432
Koninklijke Ahold Delhaize NV	343,690	14,111,590
Koninklijke KPN NV	1,482,221	6,895,077
Koninklijke Philips NV *	297,997	7,563,111
NN Group NV	103,023	6,317,412
Universal Music Group NV	356,136	10,472,347
Wolters Kluwer NV	87,894	15,518,478
		250,534,041
INVESTMENTS	SHARES	VALUE($)

Norway — 1.0%
Aker BP ASA	115,418	2,477,737
DNB Bank ASA	279,366	6,983,624
Equinor ASA	321,559	7,278,692
Gjensidige Forsikring ASA	62,628	1,465,423
Kongsberg Gruppen ASA	32,886	5,298,225
Mowi ASA	166,716	3,056,984
Norsk Hydro ASA	492,310	2,611,417
Orkla ASA	281,102	3,134,978
Salmar ASA	28,456	1,406,156
Schibsted ASA, Class A	26,481	805,892
Schibsted ASA, Class B	35,593	1,022,964
Storebrand ASA	166,379	2,008,796
Telenor ASA	237,016	3,559,979
Var Energi ASA	306,159	841,850
		41,952,717
Poland — 0.7%
Allegro.eu SA * (a)	234,975	2,061,771
Bank Polska Kasa Opieki SA *	78,988	3,959,007
Dino Polska SA * (a)	17,995	2,522,674
ING Bank Slaski SA *	12,233	1,062,133
KGHM Polska Miedz SA	51,315	1,638,102
LPP SA	416	1,702,586
ORLEN SA	218,813	3,951,403
Powszechna Kasa Oszczednosci Bank Polski SA	322,599	6,202,270
Powszechny Zaklad Ubezpieczen SA	213,756	3,334,767
Santander Bank Polska SA	12,529	1,927,065
		28,361,778
Portugal — 0.2%
EDP SA	1,065,733	4,200,759
Galp Energia SGPS SA	164,889	2,554,754
Jeronimo Martins SGPS SA	103,556	2,506,300
		9,261,813
Russia — 0.0% ^
Evraz plc ‡ *	453,755	1
Singapore — 0.1%
STMicroelectronics NV (b)	245,350	5,577,566
South Africa — 0.3%
Anglo American plc	456,079	12,450,214
Spain — 4.6%
ACS Actividades de Construccion y Servicios SA	76,077	4,766,591
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	25

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — continued
Aena SME SA (a)	27,645	6,944,865
Amadeus IT Group SA	163,861	12,897,988
Banco Bilbao Vizcaya Argentaria SA	2,165,995	29,726,208
Banco Santander SA (b)	5,671,801	39,934,347
CaixaBank SA (b)	1,358,962	10,415,363
Cellnex Telecom SA (a)	221,044	8,945,507
EDP Renovaveis SA (b)	94,382	883,864
Endesa SA	119,064	3,575,799
Iberdrola SA	2,182,798	39,346,812
Industria de Diseno Textil SA (b)	416,923	22,420,019
Naturgy Energy Group SA (b)	47,408	1,412,381
Redeia Corp. SA	141,892	2,975,515
Repsol SA	434,323	5,309,020
Telefonica SA (b)	1,773,611	9,111,467
		198,665,746
Sweden — 5.1%
Alfa Laval AB	108,840	4,514,231
Assa Abloy AB, Class B	396,235	12,027,312
Atlas Copco AB, Class A	952,025	14,736,107
Atlas Copco AB, Class B	587,202	8,153,723
Axfood AB (b)	40,352	1,128,095
Beijer Ref AB (b)	138,082	2,106,213
Boliden AB *	102,879	3,152,217
Castellum AB *	159,375	1,939,628
Epiroc AB, Class A	234,168	5,066,159
Epiroc AB, Class B	146,703	2,877,077
EQT AB (b)	263,601	7,617,419
Essity AB, Class A	8,303	238,382
Essity AB, Class B	227,955	6,592,243
Evolution AB * (a) (b)	70,580	4,889,402
Fastighets AB Balder, Class B *	249,756	1,795,356
H & M Hennes & Mauritz AB, Class B (b)	213,382	3,092,029
Hexagon AB, Class B *	793,119	7,719,085
Holmen AB, Class B	29,517	1,167,073
Industrivarden AB, Class A	46,765	1,643,419
Industrivarden AB, Class C (b)	58,248	2,045,478
Indutrade AB	100,597	2,721,517
Investment AB Latour, Class B	54,532	1,471,636
Investor AB, Class A	213,878	6,369,786
Investor AB, Class B	655,141	19,410,822
L E Lundbergforetagen AB, Class B	28,136	1,484,570
Lifco AB, Class B (b)	84,988	3,290,289
Nibe Industrier AB, Class B (b)	617,081	2,631,481
Nordnet AB publ	58,833	1,557,441
INVESTMENTS	SHARES	VALUE($)

Sweden — continued
Saab AB, Class B	134,913	6,282,159
Sagax AB, Class B (b)	80,705	1,834,368
Sagax AB, Class D	41,424	141,837
Sandvik AB (b)	350,620	7,238,350
Securitas AB, Class B	198,622	3,147,513
Skandinaviska Enskilda Banken AB, Class A	506,172	8,031,774
Skandinaviska Enskilda Banken AB, Class C	7,583	128,320
Skanska AB, Class B (b)	118,910	2,763,070
SKF AB, Class B	135,251	2,651,107
SSAB AB, Class A	88,966	562,162
SSAB AB, Class B (b)	212,711	1,322,189
Svenska Cellulosa AB SCA, Class B	211,370	2,733,133
Svenska Handelsbanken AB, Class A	521,654	6,828,357
Svenska Handelsbanken AB, Class B (b)	13,264	260,684
Swedbank AB, Class A	371,529	9,274,795
Swedish Orphan Biovitrum AB *	60,409	1,837,323
Tele2 AB, Class B	207,698	3,064,383
Telefonaktiebolaget LM Ericsson, Class A	20,695	173,326
Telefonaktiebolaget LM Ericsson, Class B	985,237	8,322,672
Telia Co. AB	846,144	3,178,517
Trelleborg AB, Class B	79,385	2,737,327
Volvo AB, Class A	63,613	1,735,139
Volvo AB, Class B	560,539	15,237,424
		220,924,119
Switzerland — 6.7%
ABB Ltd. (Registered)	599,346	31,651,908
Chocoladefabriken Lindt & Spruengli AG	376	5,479,827
Chocoladefabriken Lindt & Spruengli AG (Registered)	41	5,807,347
Cie Financiere Richemont SA (Registered)	200,729	35,469,862
DSM-Firmenich AG	81,157	8,816,343
EMS-Chemie Holding AG (Registered)	2,562	1,888,966
Galderma Group AG	20,404	2,369,837
Geberit AG (Registered)	12,612	8,736,593
Givaudan SA (Registered)	3,473	16,755,007
Julius Baer Group Ltd.	74,253	4,815,165
Kuehne + Nagel International AG (Registered)	18,564	4,275,235
Lonza Group AG (Registered)	26,284	18,885,297
Partners Group Holding AG	8,108	10,623,683
Sandoz Group AG	148,364	6,435,240
Schindler Holding AG	15,314	5,601,019
Schindler Holding AG (Registered)	7,788	2,761,188
SGS SA (Registered)	57,389	5,604,680
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
Sika AG (Registered)	60,317	15,073,677
Sonova Holding AG (Registered)	18,354	5,642,276
Straumann Holding AG (Registered)	41,786	5,095,251
Swiss Life Holding AG (Registered)	10,403	10,386,979
Swisscom AG (Registered)	9,548	6,367,402
UBS Group AG (Registered)	1,132,559	34,379,246
Zurich Insurance Group AG	54,061	38,343,890
		291,265,918
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	23,176	—
United Kingdom — 17.9%
3i Group plc	366,178	20,759,012
Admiral Group plc	83,744	3,642,231
Ashtead Group plc	164,350	8,798,053
Associated British Foods plc	112,184	3,092,368
AstraZeneca plc	583,079	83,535,817
Auto Trader Group plc (a)	327,004	3,673,842
Aviva plc	1,016,720	7,617,672
B&M European Value Retail SA	342,167	1,538,855
BAE Systems plc	1,135,915	26,333,504
Barclays plc	5,442,321	21,680,264
Barratt Redrow plc	513,756	3,202,852
Berkeley Group Holdings plc	38,508	2,146,563
British American Tobacco plc	745,582	32,476,314
BT Group plc	2,371,797	5,504,838
Bunzl plc	122,067	3,835,894
Centrica plc	1,887,678	4,041,578
Coca-Cola Europacific Partners plc	77,020	6,988,795
Compass Group plc	642,878	21,674,518
ConvaTec Group plc (a)	612,284	2,128,703
Croda International plc	48,800	1,926,318
DCC plc	37,152	2,428,176
Diageo plc	836,482	23,488,744
Entain plc	240,314	2,054,422
Halma plc	142,828	5,272,016
Hiscox Ltd.	130,592	1,922,009
Howden Joinery Group plc	198,979	2,046,201
HSBC Holdings plc	6,713,608	74,839,107
Imperial Brands plc	316,252	12,976,779
Informa plc	494,448	4,830,229
InterContinental Hotels Group plc	59,411	6,339,742
Intermediate Capital Group plc	109,223	2,747,392
International Consolidated Airlines Group SA	1,379,527	4,793,123
Intertek Group plc	60,718	3,728,990
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
J Sainsbury plc	612,928	2,178,414
JD Sports Fashion plc	941,811	991,545
Kingfisher plc	699,930	2,690,177
Land Securities Group plc, REIT	264,802	2,098,368
Legal & General Group plc	2,244,707	7,068,761
Lloyds Banking Group plc	22,967,917	22,565,482
London Stock Exchange Group plc	180,078	28,040,220
M&G plc	852,796	2,366,412
Melrose Industries plc	458,736	2,666,776
National Grid plc	1,838,052	26,530,633
NatWest Group plc	2,573,627	16,554,306
Next plc	44,501	7,341,622
Pearson plc	254,740	4,083,796
Persimmon plc	120,168	2,079,623
Phoenix Group Holdings plc	281,824	2,254,686
Reckitt Benckiser Group plc	259,672	16,760,925
RELX plc	698,792	38,136,678
Rentokil Initial plc	911,029	4,173,688
Rightmove plc	298,905	2,952,033
Rolls-Royce Holdings plc	3,199,571	32,387,576
Sage Group plc (The)	365,116	6,053,125
Schroders plc	346,909	1,528,543
Segro plc, REIT	460,640	4,190,283
Severn Trent plc	99,346	3,695,398
Smith & Nephew plc	328,249	4,619,309
Smiths Group plc	130,748	3,258,188
Spirax Group plc	27,745	2,186,750
SSE plc	411,117	9,269,072
Standard Chartered plc	713,422	10,275,597
Taylor Wimpey plc	1,328,936	2,088,169
Tesco plc	2,519,706	12,470,034
Unilever plc	932,011	59,341,038
United Utilities Group plc	249,086	3,744,848
Vodafone Group plc	7,613,405	7,481,693
Weir Group plc (The)	94,929	2,861,494
Whitbread plc	64,006	2,222,993
Wise plc, Class A *	261,775	3,433,543
WPP plc	404,356	3,134,792
		777,841,511
United States — 13.9%
Alcon AG	185,018	17,976,450
BP plc	5,906,369	27,272,024
Experian plc	345,636	17,195,749
Ferrovial SE	183,322	8,942,901
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	27

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
GSK plc	1,526,701	30,202,250
Haleon plc	2,514,855	12,654,421
Holcim AG	185,454	20,724,110
Nestle SA (Registered)	966,368	102,857,683
Novartis AG (Registered)	710,336	81,019,014
Roche Holding AG	259,616	84,890,932
Roche Holding AG	10,916	3,797,423
Sanofi SA	427,163	46,728,139
Schneider Electric SE	202,942	47,416,543
Shell plc	2,273,400	73,366,581
Stellantis NV	761,081	7,082,182
Swiss Re AG	105,026	18,852,619
Tenaris SA	144,912	2,416,399
		603,395,420
Total Common Stocks (Cost $4,061,887,687)		4,275,491,104
Short-Term Investments — 2.6%
Investment of Cash Collateral from Securities Loaned — 2.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (c) (d)(Cost $111,055,804)	111,055,804	111,055,804
Total Investments — 101.2% (Cost $4,172,943,491)		4,386,546,908
Liabilities in Excess of Other Assets — (1.2)%		(50,004,609)
NET ASSETS — 100.0%		4,336,542,299

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $101,987,604.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	April 30, 2025

Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	11.0%
Pharmaceuticals	10.5
Insurance	6.5
Aerospace & Defense	4.6
Oil, Gas & Consumable Fuels	4.2
Capital Markets	3.7
Textiles, Apparel & Luxury Goods	3.5
Food Products	3.5
Chemicals	3.0
Software	2.9
Semiconductors & Semiconductor Equipment	2.9
Electrical Equipment	2.6
Diversified Telecommunication Services	2.5
Personal Care Products	2.4
Machinery	2.4
Electric Utilities	2.2
Health Care Equipment & Supplies	2.0
Beverages	2.0
Professional Services	1.9
Industrial Conglomerates	1.7
Multi-Utilities	1.6
Financial Services	1.5
Metals & Mining	1.5
Automobiles	1.5
Hotels, Restaurants & Leisure	1.2
Construction & Engineering	1.1
Building Products	1.1
Tobacco	1.0
Others (each less than 1.0%)	11.0
Short-Term Investments	2.5
Futures contracts outstanding as of April 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	696	06/20/2025	EUR	40,448,183	(53,651)
FTSE 100 Index	174	06/20/2025	GBP	19,627,153	14,504
					(39,147)

SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	29

JPMorgan BetaBuilders Europe ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	April 30, 2025

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Australia — 6.9%
ANZ Group Holdings Ltd.	882,684	16,878,912
APA Group	377,574	1,986,785
Aristocrat Leisure Ltd.	186,261	7,955,030
ASX Ltd.	56,971	2,579,758
Atlas Arteria Ltd.	320,300	1,060,948
BHP Group Ltd.	1,490,455	35,522,985
BlueScope Steel Ltd.	130,296	1,995,675
Brambles Ltd.	409,520	5,381,773
Cochlear Ltd.	18,314	3,207,342
Coles Group Ltd.	393,889	5,348,936
Commonwealth Bank of Australia	492,811	52,528,301
Computershare Ltd.	168,083	4,392,246
Dexus, REIT	315,234	1,517,418
Endeavour Group Ltd.	396,963	1,015,396
Fortescue Ltd.	466,662	4,819,538
Glencore plc	2,911,752	9,546,866
Goodman Group, REIT	544,884	10,431,172
GPT Group (The), REIT	560,869	1,662,615
Insurance Australia Group Ltd.	702,764	3,691,248
Lottery Corp. Ltd. (The)	655,045	2,182,955
Macquarie Group Ltd.	104,122	12,866,882
Medibank Pvt Ltd.	810,503	2,411,023
Mineral Resources Ltd. *	50,228	660,548
Mirvac Group, REIT	1,156,475	1,686,895
National Australia Bank Ltd.	904,689	20,889,901
Northern Star Resources Ltd.	406,791	4,996,890
Orica Ltd.	141,267	1,466,330
Origin Energy Ltd.	507,005	3,455,750
Pilbara Minerals Ltd. *	786,727	757,963
Pro Medicus Ltd.	15,555	2,280,835
Qantas Airways Ltd.	217,314	1,228,676
QBE Insurance Group Ltd.	439,659	6,076,054
Ramsay Health Care Ltd.	53,748	1,144,331
REA Group Ltd.	15,008	2,384,467
Reece Ltd.	101,242	1,020,954
Rio Tinto Ltd.	109,249	8,173,705
Rio Tinto plc	303,426	18,080,978
Santos Ltd.	906,117	3,483,443
Scentre Group, REIT	1,527,528	3,538,891
SEEK Ltd.	95,113	1,294,868
SGH Ltd.	58,692	1,919,503
Sonic Healthcare Ltd.	136,859	2,285,130
South32 Ltd.	1,332,961	2,297,085
Stockland, REIT	701,842	2,466,439
INVESTMENTS	SHARES	VALUE($)

Australia — continued
Suncorp Group Ltd.	318,174	4,137,563
Telstra Group Ltd.	1,190,163	3,434,926
TPG Telecom Ltd.	124,793	404,088
Transurban Group	908,874	8,190,201
Treasury Wine Estates Ltd.	237,816	1,359,354
Vicinity Ltd., REIT	1,062,030	1,606,164
Washington H Soul Pattinson & Co. Ltd.	71,517	1,702,289
Wesfarmers Ltd.	333,966	16,730,440
Westpac Banking Corp.	1,011,869	21,234,247
WiseTech Global Ltd.	50,813	2,889,378
Woodside Energy Group Ltd.	558,802	7,284,061
Woolworths Group Ltd.	341,536	6,893,099
Worley Ltd.	107,511	856,549
		357,295,799
Austria — 0.3%
ANDRITZ AG	19,857	1,426,918
BAWAG Group AG (a)	23,105	2,532,493
Erste Group Bank AG	90,310	6,115,941
EVN AG	10,393	271,977
Mondi plc	129,908	1,971,892
OMV AG	41,976	2,170,311
Raiffeisen Bank International AG	42,931	1,146,742
Telekom Austria AG	40,096	423,340
Verbund AG	20,106	1,545,165
		17,604,779
Belgium — 0.9%
Ackermans & van Haaren NV	6,487	1,586,639
Ageas SA	50,795	3,185,671
Anheuser-Busch InBev SA	287,871	18,973,284
Azelis Group NV	33,630	521,098
Colruyt Group NV	12,564	604,173
D'ieteren Group	5,967	1,191,615
Elia Group SA/NV	12,161	1,318,490
Groupe Bruxelles Lambert NV	24,766	2,043,049
KBC Group NV	78,354	7,224,924
Lotus Bakeries NV	119	1,144,194
Sofina SA	4,130	1,153,890
Syensqo SA	21,474	1,536,094
UCB SA	35,399	6,490,023
Warehouses De Pauw CVA, REIT *	50,824	1,298,151
		48,271,295
Brazil — 0.0% ^
Yara International ASA	47,631	1,545,795
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	31

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chile — 0.0% ^
Antofagasta plc	96,616	2,120,289
China — 0.5%
Budweiser Brewing Co. APAC Ltd. (a)	496,000	524,088
Prosus NV	382,248	17,921,547
Wharf Holdings Ltd. (The)	282,000	708,356
Wilmar International Ltd.	531,000	1,245,450
Wuxi Biologics Cayman, Inc. * (a)	1,057,000	3,069,981
		23,469,422
Denmark — 2.2%
AP Moller - Maersk A/S, Class A	709	1,211,724
AP Moller - Maersk A/S, Class B	1,064	1,832,087
Carlsberg A/S, Class B	26,771	3,647,647
Coloplast A/S, Class B	42,392	4,797,209
Danske Bank A/S	194,196	6,813,866
DSV A/S	56,243	11,921,260
Genmab A/S *	19,029	4,034,886
Novo Nordisk A/S, Class B	934,795	62,501,856
Novonesis Novozymes B	103,804	6,742,834
Orsted A/S * (a)	55,426	2,205,566
Pandora A/S	23,863	3,552,318
Tryg A/S	92,971	2,218,097
Vestas Wind Systems A/S	295,261	3,936,481
		115,415,831
Finland — 1.1%
Elisa OYJ	42,246	2,253,740
Fortum OYJ	128,600	2,156,178
Kesko OYJ, Class A	26,865	600,758
Kesko OYJ, Class B	79,463	1,824,378
Kone OYJ, Class B	104,355	6,462,894
Metso OYJ (b)	206,710	2,246,049
Neste OYJ	125,410	1,300,920
Nokia OYJ	1,485,171	7,424,625
Nordea Bank Abp	888,713	12,195,595
Orion OYJ, Class A	8,095	503,139
Orion OYJ, Class B	31,305	1,960,054
Sampo OYJ, Class A	712,785	7,141,111
Stora Enso OYJ, Class R	173,022	1,607,096
UPM-Kymmene OYJ	156,957	4,157,179
Wartsila OYJ Abp	142,493	2,632,747
		54,466,463
France — 9.1%
Aeroports de Paris SA	10,538	1,317,742
Air Liquide SA	169,109	34,748,215
INVESTMENTS	SHARES	VALUE($)

France — continued
Airbus SE	172,347	29,245,656
Amundi SA (a)	18,238	1,440,641
AXA SA *	509,387	24,091,917
BioMerieux	12,568	1,696,432
BNP Paribas SA	304,843	25,829,189
Bollore SE	206,870	1,279,578
Bouygues SA *	60,657	2,666,198
Bureau Veritas SA	92,779	2,945,089
Capgemini SE	48,394	7,726,215
Cie de Saint-Gobain SA	133,396	14,502,549
Cie Generale des Etablissements Michelin SCA	201,574	7,370,700
Credit Agricole SA	359,897	6,750,440
Danone SA	188,901	16,254,254
Dassault Aviation SA	5,785	2,085,878
Dassault Systemes SE	206,647	7,744,329
Engie SA	543,023	11,223,376
EssilorLuxottica SA	84,601	24,378,022
Hermes International SCA	9,986	27,463,287
Kering SA (b)	20,707	4,212,892
Legrand SA	76,817	8,442,175
L'Oreal SA *	71,145	31,436,518
LVMH Moet Hennessy Louis Vuitton SE	75,706	41,935,767
Orange SA	517,396	7,506,407
Pernod Ricard SA	58,757	6,368,992
Publicis Groupe SA	66,867	6,803,515
Safran SA	101,290	26,955,252
Sartorius Stedim Biotech (b)	8,160	1,925,685
Societe Generale SA	210,713	10,986,363
Sodexo SA	24,456	1,552,390
Thales SA	27,347	7,660,506
TotalEnergies SE	607,478	34,599,019
Veolia Environnement SA (b)	183,086	6,687,048
Vinci SA	147,853	20,768,507
		468,600,743
Germany — 9.6%
adidas AG	46,714	10,748,501
Allianz SE (Registered)	113,649	47,002,577
BASF SE *	262,669	13,414,369
Bayer AG (Registered)	269,756	7,069,543
Bayerische Motoren Werke AG	82,886	7,030,182
Bayerische Motoren Werke AG (Preference)	17,268	1,393,472
Beiersdorf AG	28,770	4,053,637
Commerzbank AG	275,432	7,290,010
Continental AG	31,785	2,484,781
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Covestro AG * (a)	53,547	3,569,017
Daimler Truck Holding AG	134,596	5,407,596
Deutsche Bank AG (Registered)	545,202	14,295,382
Deutsche Boerse AG	54,074	17,416,905
Deutsche Post AG	283,090	12,095,872
Deutsche Telekom AG (Registered)	1,017,109	36,532,038
Dr Ing hc F Porsche AG (Preference) (a)	32,307	1,624,126
E.ON SE	651,463	11,393,818
Fresenius SE & Co. KGaA *	121,005	5,747,367
Hannover Rueck SE	17,675	5,673,670
Heidelberg Materials AG	38,419	7,680,473
Henkel AG & Co. KGaA	28,350	2,000,946
Henkel AG & Co. KGaA (Preference)	47,919	3,721,695
Infineon Technologies AG	372,183	12,327,829
Mercedes-Benz Group AG	211,970	12,673,428
Merck KGaA	38,036	5,295,374
MTU Aero Engines AG	15,313	5,299,914
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) *	39,613	27,119,431
Rheinmetall AG	12,767	21,742,873
RWE AG	198,980	7,727,216
SAP SE	302,448	88,492,849
Sartorius AG (Preference)	7,245	1,880,762
Siemens AG (Registered)	216,440	49,837,759
Siemens Energy AG *	151,076	11,660,602
Siemens Healthineers AG (a)	79,394	4,279,921
Symrise AG	36,939	4,260,228
Talanx AG	17,707	2,032,199
Volkswagen AG (Preference)	59,169	6,438,199
Vonovia SE	239,750	7,952,528
		496,667,089
Hong Kong — 1.7%
AIA Group Ltd.	3,147,600	23,584,703
CK Asset Holdings Ltd.	552,000	2,255,122
CK Infrastructure Holdings Ltd.	179,000	1,206,397
CLP Holdings Ltd.	532,500	4,540,437
Hang Seng Bank Ltd.	213,200	2,976,015
Henderson Land Development Co. Ltd.	390,000	1,106,017
HKT Trust & HKT Ltd.	1,051,000	1,495,552
Hong Kong & China Gas Co. Ltd.	3,212,100	2,890,166
Hong Kong Exchanges & Clearing Ltd.	351,100	15,339,453
Jardine Matheson Holdings Ltd.	50,000	2,221,754
Link, REIT	754,000	3,530,120
MTR Corp. Ltd.	463,500	1,600,154
INVESTMENTS	SHARES	VALUE($)

Hong Kong — continued
Power Assets Holdings Ltd.	401,500	2,655,200
Prudential plc	787,697	8,375,408
Sino Land Co. Ltd.	1,010,000	1,037,978
Sun Hung Kai Properties Ltd.	553,500	5,250,730
Swire Pacific Ltd., Class A	119,000	1,029,072
Swire Pacific Ltd., Class B	230,000	316,564
Swire Properties Ltd.	308,400	681,555
Techtronic Industries Co. Ltd.	431,500	4,342,611
WH Group Ltd. (a)	2,295,924	2,053,032
Wharf Real Estate Investment Co. Ltd.	454,000	1,085,764
		89,573,804
Ireland — 0.2%
Kerry Group plc, Class A	43,183	4,571,429
Kingspan Group plc	45,642	3,851,475
		8,422,904
Israel — 0.6%
Azrieli Group Ltd.	10,681	777,624
Bank Hapoalim BM	374,273	5,490,061
Bank Leumi Le-Israel BM	448,176	6,364,562
Elbit Systems Ltd.	6,762	2,599,855
ICL Group Ltd.	212,508	1,418,582
Israel Discount Bank Ltd., Class A	364,053	2,719,289
Mizrahi Tefahot Bank Ltd.	44,397	2,248,153
Nice Ltd. *	18,638	2,911,704
Teva Pharmaceutical Industries Ltd. *	333,003	5,163,763
		29,693,593
Italy — 3.1%
A2A SpA	457,319	1,163,085
Amplifon SpA	38,048	728,199
Banca Mediolanum SpA	60,680	907,157
Banco BPM SpA	386,167	4,310,597
Buzzi SpA	24,364	1,276,747
Coca-Cola HBC AG	60,110	3,130,150
Davide Campari-Milano NV (b)	166,478	1,117,107
DiaSorin SpA	6,322	722,458
Enel SpA	2,284,154	19,801,265
Eni SpA	617,041	8,836,975
Ferrari NV	32,709	14,973,544
FinecoBank Banca Fineco SpA	179,682	3,595,602
Generali (b)	291,936	10,669,597
Hera SpA	265,362	1,256,284
Infrastrutture Wireless Italiane SpA (a)	102,640	1,225,742
Intesa Sanpaolo SpA	4,609,155	24,604,998
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	33

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
Leonardo SpA	117,842	6,126,406
Mediobanca Banca di Credito Finanziario SpA	172,719	3,532,796
Moncler SpA	63,045	3,891,193
Nexi SpA * (a) (b)	158,574	926,241
Pirelli & C SpA (a)	80,305	496,485
Poste Italiane SpA (a)	134,961	2,739,330
Prysmian SpA	83,726	4,599,254
Recordati Industria Chimica e Farmaceutica SpA	28,488	1,681,030
Snam SpA	631,498	3,624,472
Telecom Italia SpA *	2,966,118	1,174,686
Telecom Italia SpA *	1,766,663	785,756
Terna - Rete Elettrica Nazionale	413,801	4,114,758
UniCredit SpA	453,735	26,398,691
		158,410,605
Japan — 23.5%
ABC-Mart, Inc.	29,400	546,781
Advantest Corp.	208,800	8,735,346
Aeon Co. Ltd.	250,800	7,416,450
AGC, Inc.	62,300	1,945,125
Aisin Corp.	168,200	2,136,363
Ajinomoto Co., Inc.	277,100	5,667,828
ANA Holdings, Inc.	45,600	875,950
Asahi Group Holdings Ltd.	447,300	6,182,714
Asahi Kasei Corp.	407,900	2,842,551
Asics Corp.	212,900	4,576,084
Astellas Pharma, Inc.	528,800	5,295,482
Bandai Namco Holdings, Inc.	191,000	6,637,737
Bridgestone Corp.	172,600	7,217,300
Brother Industries Ltd.	74,800	1,314,504
Canon, Inc. (b)	277,800	8,572,839
Capcom Co. Ltd.	96,000	2,779,251
Central Japan Railway Co.	289,600	6,094,301
Chiba Bank Ltd. (The)	209,800	1,865,433
Chubu Electric Power Co., Inc.	222,500	2,889,234
Chugai Pharmaceutical Co. Ltd.	194,100	11,182,015
Concordia Financial Group Ltd.	345,500	2,234,679
Dai Nippon Printing Co. Ltd.	134,100	1,869,185
Daifuku Co. Ltd.	105,500	2,790,946
Dai-ichi Life Holdings, Inc.	1,083,300	7,821,910
Daiichi Sankyo Co. Ltd.	556,500	14,235,621
Daikin Industries Ltd.	86,100	9,808,796
Daito Trust Construction Co. Ltd.	18,200	2,026,334
Daiwa House Industry Co. Ltd.	188,300	6,813,245
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Daiwa Securities Group, Inc.	412,400	2,711,912
Denso Corp.	577,200	7,452,771
Dentsu Group, Inc. (b)	67,500	1,415,214
Disco Corp.	26,800	5,185,252
East Japan Railway Co.	320,900	6,956,109
Eisai Co. Ltd.	79,800	2,306,537
ENEOS Holdings, Inc.	821,500	3,954,890
FANUC Corp.	274,700	6,971,793
Fast Retailing Co. Ltd.	51,200	16,841,977
Fuji Electric Co. Ltd.	40,100	1,783,117
FUJIFILM Holdings Corp.	354,100	7,252,814
Fujikura Ltd.	75,800	2,820,283
Fujitsu Ltd.	527,200	11,711,992
Hankyu Hanshin Holdings, Inc.	67,800	1,933,805
Hikari Tsushin, Inc.	5,100	1,414,626
Hitachi Construction Machinery Co. Ltd.	30,200	902,523
Hitachi Ltd.	1,351,000	33,390,661
Honda Motor Co. Ltd.	1,329,600	13,528,338
Hoshizaki Corp.	34,100	1,449,799
Hoya Corp.	101,700	11,966,651
Hulic Co. Ltd.	161,500	1,688,790
Idemitsu Kosan Co. Ltd.	301,800	1,870,259
Inpex Corp.	262,700	3,286,245
Isuzu Motors Ltd.	176,300	2,370,960
ITOCHU Corp.	416,800	21,316,378
Japan Airlines Co. Ltd.	42,200	764,555
Japan Exchange Group, Inc.	306,300	3,407,824
Japan Post Bank Co. Ltd.	409,900	4,214,572
Japan Post Holdings Co. Ltd.	540,000	5,248,943
Japan Post Insurance Co. Ltd.	56,700	1,139,849
Japan Real Estate Investment Corp., REIT	2,030	1,611,035
Japan Tobacco, Inc.	325,900	10,040,342
JFE Holdings, Inc.	187,200	2,180,136
Kajima Corp.	137,200	3,276,014
Kansai Electric Power Co., Inc. (The)	303,300	3,736,788
Kao Corp.	136,800	5,857,986
Kawasaki Heavy Industries Ltd.	47,700	2,845,386
Kawasaki Kisen Kaisha Ltd.	120,900	1,658,061
KDDI Corp.	861,100	15,261,812
Keyence Corp.	55,100	23,036,849
Kikkoman Corp.	259,700	2,542,248
Kirin Holdings Co. Ltd.	238,900	3,613,764
Kobe Bussan Co. Ltd.	43,000	1,314,086
Komatsu Ltd.	271,600	7,854,555
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Konami Group Corp.	26,600	3,798,906
Kubota Corp.	336,200	3,906,777
Kyocera Corp.	397,600	4,712,248
Kyowa Kirin Co. Ltd.	73,300	1,144,551
Lasertec Corp.	23,500	2,184,804
LY Corp.	782,300	2,958,676
M3, Inc.	131,600	1,649,289
Makita Corp.	72,900	2,131,891
Marubeni Corp.	495,400	8,782,779
MatsukiyoCocokara & Co.	116,600	2,140,383
McDonald's Holdings Co. Japan Ltd.	25,300	1,069,770
MEIJI Holdings Co. Ltd.	78,100	1,920,233
MINEBEA MITSUMI, Inc.	110,000	1,612,163
Mitsubishi Chemical Group Corp.	418,500	2,034,562
Mitsubishi Corp.	1,170,200	22,218,102
Mitsubishi Electric Corp.	600,700	11,620,785
Mitsubishi Estate Co. Ltd.	373,200	6,555,623
Mitsubishi HC Capital, Inc.	246,000	1,740,239
Mitsubishi Heavy Industries Ltd.	988,000	19,476,293
Mitsubishi UFJ Financial Group, Inc.	3,404,800	42,897,514
Mitsui & Co. Ltd.	860,100	17,392,187
Mitsui Fudosan Co. Ltd.	824,500	8,171,328
Mitsui OSK Lines Ltd.	106,500	3,546,857
Mizuho Financial Group, Inc.	746,000	18,651,965
MonotaRO Co. Ltd.	73,000	1,404,000
MS&AD Insurance Group Holdings, Inc.	389,700	8,857,808
Murata Manufacturing Co. Ltd.	552,100	7,865,525
NEC Corp.	373,700	9,096,914
Nexon Co. Ltd.	122,500	1,921,987
NIDEC Corp.	297,500	5,286,972
Nintendo Co. Ltd.	311,100	25,827,524
Nippon Building Fund, Inc., REIT	2,418	2,244,410
Nippon Paint Holdings Co. Ltd.	285,400	2,174,398
Nippon Sanso Holdings Corp.	58,000	1,856,188
Nippon Steel Corp.	307,600	6,474,276
Nippon Telegraph & Telephone Corp.	8,060,600	8,425,561
Nippon Yusen KK	127,500	4,165,796
Nissan Chemical Corp.	37,700	1,102,674
Nissan Motor Co. Ltd. *	650,100	1,547,648
Nissin Foods Holdings Co. Ltd.	69,400	1,530,189
Niterra Co. Ltd.	59,300	1,846,416
Nitori Holdings Co. Ltd.	23,800	2,831,838
Nitto Denko Corp.	203,800	3,582,155
Nomura Holdings, Inc.	863,800	4,814,445
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Nomura Research Institute Ltd.	119,100	4,510,014
NTT Data Group Corp.	174,600	3,467,625
Obayashi Corp.	205,900	3,194,575
Obic Co. Ltd.	95,600	3,347,099
Olympus Corp.	331,900	4,348,885
Omron Corp.	56,100	1,665,326
Ono Pharmaceutical Co. Ltd.	128,800	1,482,608
Oracle Corp.	9,800	1,178,170
Oriental Land Co. Ltd.	323,500	6,851,567
ORIX Corp.	340,800	6,836,459
Osaka Gas Co. Ltd.	120,400	3,053,111
Otsuka Corp.	71,400	1,583,585
Otsuka Holdings Co. Ltd.	141,200	6,883,610
Pan Pacific International Holdings Corp.	156,100	4,805,921
Panasonic Holdings Corp.	653,300	7,490,718
Rakuten Group, Inc. *	434,100	2,559,598
Recruit Holdings Co. Ltd.	437,500	24,244,190
Renesas Electronics Corp.	434,800	5,102,493
Resona Holdings, Inc.	668,900	5,365,779
Ricoh Co. Ltd.	167,600	1,762,837
SBI Holdings, Inc.	88,700	2,332,320
SCREEN Holdings Co. Ltd.	26,700	1,775,471
SCSK Corp.	45,300	1,184,841
Secom Co. Ltd.	119,500	4,394,066
Seiko Epson Corp.	89,700	1,244,416
Sekisui Chemical Co. Ltd.	113,300	1,979,797
Sekisui House Ltd.	184,600	4,243,991
Seven & i Holdings Co. Ltd.	703,800	10,360,374
SG Holdings Co. Ltd.	124,400	1,309,889
Shimadzu Corp.	86,700	2,219,297
Shimano, Inc.	24,300	3,423,515
Shimizu Corp.	175,600	1,875,952
Shin-Etsu Chemical Co. Ltd.	582,600	17,729,388
Shionogi & Co. Ltd.	250,300	4,205,168
Shiseido Co. Ltd.	117,600	1,933,490
SMC Corp.	16,000	5,178,254
SoftBank Corp.	8,241,300	12,471,110
SoftBank Group Corp.	279,800	14,149,390
Sompo Holdings, Inc.	279,900	9,172,634
Sony Group Corp.	1,771,500	46,737,126
Square Enix Holdings Co. Ltd.	22,800	1,318,365
Subaru Corp.	176,200	3,190,615
Sumitomo Corp.	359,600	8,780,133
Sumitomo Electric Industries Ltd.	229,500	3,688,848
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	35

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Sumitomo Metal Mining Co. Ltd.	77,300	1,715,057
Sumitomo Mitsui Financial Group, Inc.	1,140,400	27,206,766
Sumitomo Mitsui Trust Group, Inc.	213,700	5,286,667
Sumitomo Realty & Development Co. Ltd.	139,500	5,195,859
Suntory Beverage & Food Ltd.	36,700	1,282,329
Suzuki Motor Corp.	540,000	6,471,181
Sysmex Corp.	175,400	3,255,979
T&D Holdings, Inc.	152,200	3,238,606
Taisei Corp.	52,600	2,852,078
Takeda Pharmaceutical Co. Ltd.	461,700	13,965,792
TDK Corp.	558,100	5,955,734
Terumo Corp.	438,300	8,389,385
TIS, Inc.	69,000	1,991,560
Toho Co. Ltd.	34,600	1,975,366
Tokio Marine Holdings, Inc.	568,500	22,786,831
Tokyo Century Corp.	49,200	518,142
Tokyo Electric Power Co. Holdings, Inc. *	212,600	650,376
Tokyo Electron Ltd.	130,100	19,371,681
Tokyo Gas Co. Ltd.	117,400	3,900,356
Tokyu Corp.	176,700	2,143,028
TOPPAN Holdings, Inc.	82,600	2,318,794
Toray Industries, Inc.	471,200	3,009,327
TOTO Ltd.	47,700	1,257,777
Toyo Suisan Kaisha Ltd.	30,100	1,945,838
Toyota Industries Corp.	51,900	6,086,567
Toyota Motor Corp.	3,384,200	64,636,255
Toyota Tsusho Corp.	208,500	4,143,463
Trend Micro, Inc.	35,900	2,575,846
Unicharm Corp.	341,900	3,174,590
West Japan Railway Co.	143,700	3,022,873
Yakult Honsha Co. Ltd.	85,400	1,754,289
Yamaha Motor Co. Ltd. (b)	267,300	2,099,303
Yaskawa Electric Corp.	74,300	1,565,449
Yokogawa Electric Corp.	76,900	1,664,128
Zensho Holdings Co. Ltd.	30,200	1,866,160
ZOZO, Inc.	117,500	1,193,270
		1,214,736,476
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	45,219	1,198,284
Luxembourg — 0.2%
ArcelorMittal SA	132,367	3,914,322
CVC Capital Partners plc * (a)	242,448	4,325,973
		8,240,295
INVESTMENTS	SHARES	VALUE($)

Macau — 0.1%
Galaxy Entertainment Group Ltd.	663,000	2,394,489
Sands China Ltd. *	685,200	1,227,159
		3,621,648
Mexico — 0.0% ^
Fresnillo plc	50,315	674,350
Netherlands — 3.8%
Adyen NV * (a)	8,849	14,319,569
Aegon Ltd.	390,666	2,512,743
Akzo Nobel NV	50,156	3,166,574
Argenx SE *	17,882	11,559,804
ASM International NV	12,963	6,336,146
ASML Holding NV	115,784	77,510,670
EXOR NV	29,332	2,769,373
HAL Trust	10,486	1,379,909
Heineken Holding NV	38,461	3,007,258
Heineken NV	82,746	7,407,025
ING Groep NV	903,701	17,549,256
JDE Peet's NV	34,955	846,222
Koninklijke Ahold Delhaize NV	268,868	11,039,469
Koninklijke KPN NV	1,159,531	5,393,970
Koninklijke Philips NV *	233,124	5,916,646
NN Group NV	80,596	4,942,179
Universal Music Group NV	278,606	8,192,540
Wolters Kluwer NV	68,759	12,140,021
		195,989,374
New Zealand — 0.1%
Auckland International Airport Ltd.	446,909	1,996,289
Fisher & Paykel Healthcare Corp. Ltd.	160,329	3,234,320
Mercury NZ Ltd.	196,495	652,035
Meridian Energy Ltd.	362,368	1,179,551
		7,062,195
Norway — 0.6%
Aker BP ASA	90,294	1,938,387
DNB Bank ASA	218,542	5,463,138
Equinor ASA	251,551	5,694,016
Gjensidige Forsikring ASA	48,996	1,146,450
Kongsberg Gruppen ASA	25,729	4,145,169
Mowi ASA	130,423	2,391,498
Norsk Hydro ASA	385,131	2,042,895
Orkla ASA	219,903	2,452,459
Salmar ASA	22,261	1,100,030
Schibsted ASA, Class A	20,578	626,247
Schibsted ASA, Class B	27,675	795,396
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Norway — continued
Storebrand ASA	129,620	1,564,982
Telenor ASA	185,418	2,784,978
Var Energi ASA	237,974	654,361
		32,800,006
Poland — 0.4%
Allegro.eu SA * (a)	183,059	1,606,238
Bank Polska Kasa Opieki SA *	61,796	3,097,316
Dino Polska SA * (a)	14,080	1,973,840
ING Bank Slaski SA *	9,521	826,663
KGHM Polska Miedz SA	39,977	1,276,165
LPP SA	328	1,342,424
ORLEN SA	171,174	3,091,121
Powszechna Kasa Oszczednosci Bank Polski SA	252,362	4,851,897
Powszechny Zaklad Ubezpieczen SA	167,221	2,608,784
Santander Bank Polska SA	9,764	1,501,784
		22,176,232
Portugal — 0.1%
EDP SA	833,716	3,286,227
Galp Energia SGPS SA	128,991	1,998,558
Jeronimo Martins SGPS SA	81,007	1,960,561
		7,245,346
Russia — 0.0% ^
Evraz plc ‡ *	96,418	—
Singapore — 1.4%
CapitaLand Ascendas, REIT	1,112,600	2,267,099
CapitaLand Integrated Commercial Trust, REIT	1,418,437	2,334,324
CapitaLand Investment Ltd.	705,400	1,486,696
DBS Group Holdings Ltd.	615,350	19,992,237
Genting Singapore Ltd.	1,666,500	945,018
Jardine Cycle & Carriage Ltd.	24,200	480,654
Keppel Ltd.	416,700	2,095,043
Mapletree Pan Asia Commercial Trust, REIT	705,200	660,434
Oversea-Chinese Banking Corp. Ltd.	958,900	11,867,120
Singapore Airlines Ltd.	407,050	2,088,946
Singapore Exchange Ltd.	240,200	2,642,407
Singapore Technologies Engineering Ltd.	459,500	2,609,153
Singapore Telecommunications Ltd.	2,303,200	6,663,610
STMicroelectronics NV	191,939	4,363,368
United Overseas Bank Ltd.	394,900	10,488,087
		70,984,196
INVESTMENTS	SHARES	VALUE($)

South Africa — 0.2%
Anglo American plc	356,789	9,739,758
Spain — 3.0%
ACS Actividades de Construccion y Servicios SA	59,517	3,729,027
Aena SME SA (a) (b)	21,631	5,434,052
Amadeus IT Group SA	128,189	10,090,138
Banco Bilbao Vizcaya Argentaria SA	1,694,438	23,254,540
Banco Santander SA (b)	4,436,999	31,240,281
CaixaBank SA (b)	1,063,105	8,147,855
Cellnex Telecom SA (a)	172,925	6,998,162
EDP Renovaveis SA	73,353	686,933
Endesa SA	93,143	2,797,325
Iberdrola SA	1,707,588	30,780,743
Industria de Diseno Textil SA (b)	326,159	17,539,188
Naturgy Energy Group SA (b)	36,852	1,097,896
Redeia Corp. SA	111,000	2,327,701
Repsol SA	339,769	4,153,224
Telefonica SA	1,387,478	7,127,808
		155,404,873
Sweden — 3.4%
Alfa Laval AB	85,149	3,531,627
Assa Abloy AB, Class B	309,971	9,408,856
Atlas Copco AB, Class A	744,762	11,527,946
Atlas Copco AB, Class B	459,366	6,378,628
Axfood AB	31,358	876,656
Beijer Ref AB (b)	107,577	1,640,910
Boliden AB *	80,482	2,465,972
Castellum AB *	124,163	1,511,090
Epiroc AB, Class A	183,189	3,963,243
Epiroc AB, Class B	114,769	2,250,801
EQT AB	206,212	5,959,018
Essity AB, Class A	6,470	185,756
Essity AB, Class B	178,323	5,156,932
Evolution AB * (a) (b)	55,216	3,825,067
Fastighets AB Balder, Class B *	195,379	1,404,470
H & M Hennes & Mauritz AB, Class B (b)	166,925	2,418,840
Hexagon AB, Class B *	620,446	6,038,533
Holmen AB, Class B	22,938	906,946
Industrivarden AB, Class A	36,430	1,280,226
Industrivarden AB, Class C (b)	45,381	1,593,631
Indutrade AB	78,700	2,129,123
Investment AB Latour, Class B	42,663	1,151,332
Investor AB, Class A	167,317	4,983,090
Investor AB, Class B	512,507	15,184,796
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	37

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
L E Lundbergforetagen AB, Class B	22,009	1,161,284
Lifco AB, Class B (b)	66,484	2,573,911
Nibe Industrier AB, Class B	482,741	2,058,602
Nordnet AB publ	46,029	1,218,490
Saab AB, Class B	105,539	4,914,373
Sagax AB, Class B (b)	63,132	1,434,946
Sagax AB, Class D	32,268	110,487
Sandvik AB (b)	274,290	5,662,561
Securitas AB, Class B	155,379	2,462,252
Skandinaviska Enskilda Banken AB, Class A	395,977	6,283,236
Skandinaviska Enskilda Banken AB, Class C	5,902	99,874
Skanska AB, Class B	93,022	2,161,519
SKF AB, Class B	105,806	2,073,944
SSAB AB, Class A	69,301	437,902
SSAB AB, Class B (b)	165,340	1,027,735
Svenska Cellulosa AB SCA, Class B	165,356	2,138,146
Svenska Handelsbanken AB, Class A	408,084	5,341,746
Svenska Handelsbanken AB, Class B (b)	10,330	203,021
Swedbank AB, Class A	290,642	7,255,544
Swedish Orphan Biovitrum AB *	47,061	1,431,347
Tele2 AB, Class B	162,477	2,397,191
Telefonaktiebolaget LM Ericsson, Class A	16,125	135,051
Telefonaktiebolaget LM Ericsson, Class B	770,739	6,510,726
Telia Co. AB	661,930	2,486,522
Trelleborg AB, Class B	62,100	2,141,312
Volvo AB, Class A	49,558	1,351,768
Volvo AB, Class B	438,501	11,920,001
		172,766,980
Switzerland — 4.4%
ABB Ltd. (Registered)	468,866	24,761,163
Chocoladefabriken Lindt & Spruengli AG	297	4,328,480
Chocoladefabriken Lindt & Spruengli AG (Registered)	32	4,532,563
Cie Financiere Richemont SA (Registered)	157,033	27,748,550
DSM-Firmenich AG	63,489	6,897,012
EMS-Chemie Holding AG (Registered)	1,995	1,470,916
Galderma Group AG	15,899	1,846,600
Geberit AG (Registered)	9,869	6,836,460
Givaudan SA (Registered)	2,713	13,088,492
Julius Baer Group Ltd.	58,086	3,766,766
Kuehne + Nagel International AG (Registered)	14,520	3,343,914
Lonza Group AG (Registered)	20,566	14,776,862
Partners Group Holding AG	6,343	8,311,054
Sandoz Group AG	116,062	5,034,152
INVESTMENTS	SHARES	VALUE($)

Switzerland — continued
Schindler Holding AG	11,983	4,382,722
Schindler Holding AG (Registered)	6,090	2,159,173
SGS SA (Registered)	44,899	4,384,891
Sika AG (Registered)	47,182	11,791,140
Sonova Holding AG (Registered)	14,354	4,412,620
Straumann Holding AG (Registered)	32,688	3,985,870
Swiss Life Holding AG (Registered)	8,135	8,122,472
Swisscom AG (Registered)	7,470	4,981,619
UBS Group AG (Registered)	885,988	26,894,492
Zurich Insurance Group AG	42,291	29,995,773
		227,853,756
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	300	—
United Kingdom — 11.9%
3i Group plc	286,456	16,239,488
Admiral Group plc	65,512	2,849,277
Ashtead Group plc	128,565	6,882,396
Associated British Foods plc	87,760	2,419,117
AstraZeneca plc	456,140	65,349,682
Auto Trader Group plc (a)	255,811	2,873,999
Aviva plc	795,371	5,959,237
B&M European Value Retail SA	267,675	1,203,836
BAE Systems plc	888,618	20,600,508
Barclays plc	4,257,481	16,960,284
Barratt Redrow plc	401,906	2,505,558
Berkeley Group Holdings plc	30,006	1,672,633
British American Tobacco plc	583,266	25,406,098
BT Group plc	1,855,438	4,306,391
Bunzl plc	95,494	3,000,851
Centrica plc	1,476,715	3,161,694
CK Hutchison Holdings Ltd.	784,500	4,423,858
Coca-Cola Europacific Partners plc	60,252	5,467,266
Compass Group plc	502,922	16,955,927
ConvaTec Group plc (a)	477,006	1,658,387
Croda International plc	38,020	1,500,791
DCC plc	29,068	1,899,823
Diageo plc	654,369	18,374,939
Entain plc	187,220	1,600,527
Halma plc	111,729	4,124,100
Hiscox Ltd.	101,735	1,497,302
Howden Joinery Group plc	155,018	1,594,128
HSBC Holdings plc	5,251,991	58,545,914
Imperial Brands plc	247,400	10,151,572
Informa plc	386,800	3,778,623
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
InterContinental Hotels Group plc	46,476	4,959,450
Intermediate Capital Group plc	85,442	2,149,205
International Consolidated Airlines Group SA	1,079,195	3,749,629
Intertek Group plc	47,498	2,917,085
J Sainsbury plc	477,514	1,697,138
JD Sports Fashion plc	732,040	770,697
Kingfisher plc	547,546	2,104,490
Land Securities Group plc, REIT	206,295	1,634,742
Legal & General Group plc	1,756,016	5,529,834
Lloyds Banking Group plc	17,967,592	17,652,771
London Stock Exchange Group plc	140,875	21,935,861
M&G plc	667,133	1,851,218
Melrose Industries plc	358,868	2,086,212
National Grid plc	1,437,896	20,754,740
NatWest Group plc	2,013,321	12,950,258
Next plc	34,812	5,743,164
Pearson plc	199,285	3,194,784
Persimmon plc	93,617	1,620,132
Phoenix Group Holdings plc	220,473	1,763,857
Reckitt Benckiser Group plc	203,140	13,111,981
RELX plc	546,657	29,833,888
Rentokil Initial plc	712,688	3,265,030
Rightmove plc	233,831	2,309,352
Rolls-Royce Holdings plc	2,502,991	25,336,463
Sage Group plc (The)	285,627	4,735,306
Schroders plc	270,261	1,190,818
Segro plc, REIT	360,352	3,277,998
Severn Trent plc	77,722	2,891,045
Smith & Nephew plc	256,784	3,613,612
Smiths Group plc	102,280	2,548,776
Spirax Group plc	21,622	1,704,159
SSE plc	321,614	7,251,131
Standard Chartered plc	558,101	8,038,470
Taylor Wimpey plc	1,035,325	1,626,815
Tesco plc	1,971,140	9,755,179
Unilever plc	729,107	46,422,163
United Utilities Group plc	194,860	2,929,595
Vodafone Group plc	5,955,899	5,852,862
Weir Group plc (The)	74,264	2,238,578
Whitbread plc	49,870	1,732,036
Wise plc, Class A *	204,781	2,685,988
WPP plc	316,325	2,452,327
		612,833,045
INVESTMENTS	SHARES	VALUE($)

United States — 9.7%
Alcon AG	144,737	14,062,726
BP plc	4,620,494	21,334,635
CSL Ltd.	142,166	22,819,486
Experian plc	270,384	13,451,884
Ferrovial SE	143,407	6,995,749
GSK plc	1,194,326	23,626,979
Haleon plc	1,967,349	9,899,442
Holcim AG	145,080	16,212,397
James Hardie Industries plc, CHDI *	128,837	3,024,089
Nestle SA (Registered)	755,978	80,464,321
Novartis AG (Registered)	555,693	63,380,849
Roche Holding AG	203,096	66,409,654
Roche Holding AG	8,541	2,971,215
Sanofi SA	334,166	36,555,028
Schneider Electric SE	158,761	37,093,838
Shell plc	1,778,465	57,394,166
Stellantis NV	595,386	5,540,319
Swiss Re AG	82,157	14,747,535
Tenaris SA	113,365	1,890,355
		497,874,667
Total Common Stocks (Cost $4,255,104,802)		5,112,759,892
Short-Term Investments — 1.7%
Investment Companies — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (c) (d) (Cost $15,710,102)	15,710,102	15,710,102
Investment of Cash Collateral from Securities Loaned — 1.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (c) (d)(Cost $69,191,231)	69,191,231	69,191,231
Total Short-Term Investments (Cost $84,901,333)		84,901,333
Total Investments — 100.7% (Cost $4,340,006,135)		5,197,661,225
Liabilities in Excess of Other Assets — (0.7)%		(35,448,829)
NET ASSETS — 100.0%		5,162,212,396

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	39

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $64,574,591.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2025.
Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	12.7%
Pharmaceuticals	8.2
Insurance	6.2
Capital Markets	3.3
Oil, Gas & Consumable Fuels	3.1
Aerospace & Defense	3.1
Machinery	2.9
Automobiles	2.8
Semiconductors & Semiconductor Equipment	2.8
Chemicals	2.7
Food Products	2.7
Textiles, Apparel & Luxury Goods	2.4
Metals & Mining	2.3
Electrical Equipment	2.2
Software	2.1
Industrial Conglomerates	2.0
Diversified Telecommunication Services	2.0
Health Care Equipment & Supplies	2.0
Trading Companies & Distributors	1.9
Electric Utilities	1.8
Professional Services	1.8
Personal Care Products	1.7
Beverages	1.5
Household Durables	1.3
Hotels, Restaurants & Leisure	1.3
Consumer Staples Distribution & Retail	1.2
Financial Services	1.2
Electronic Equipment, Instruments & Components	1.1
Real Estate Management & Development	1.1
Multi-Utilities	1.1
Broadline Retail	1.0
Wireless Telecommunication Services	1.0
Construction & Engineering	1.0
Building Products	1.0
Others (each less than 1.0%)	11.9
Short-Term Investments	1.6
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	April 30, 2025

Futures contracts outstanding as of April 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	387	06/20/2025	USD	48,270,510	1,291,331

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	41

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.6%
Air Freight & Logistics — 0.1%
SG Holdings Co. Ltd. (a)	1,244,100	13,099,940
Automobile Components — 1.8%
Aisin Corp.	1,687,400	21,432,216
Bridgestone Corp.	1,725,100	72,135,369
Denso Corp.	5,769,300	74,492,845
Niterra Co. Ltd.	591,500	18,417,453
Sumitomo Electric Industries Ltd.	2,294,600	36,882,046
		223,359,929
Automobiles — 7.6%
Honda Motor Co. Ltd.	13,291,300	135,235,558
Isuzu Motors Ltd.	1,761,500	23,689,422
Nissan Motor Co. Ltd. *	6,525,400	15,534,566
Subaru Corp.	1,760,900	31,886,236
Suzuki Motor Corp.	5,399,300	64,703,419
Toyota Motor Corp.	33,831,700	646,165,826
Yamaha Motor Co. Ltd. (a)	2,673,000	20,993,033
		938,208,060
Banks — 8.8%
Chiba Bank Ltd. (The) (a)	2,104,900	18,715,677
Concordia Financial Group Ltd.	3,453,600	22,337,740
Japan Post Bank Co. Ltd.	4,096,800	42,123,099
Mitsubishi UFJ Financial Group, Inc.	34,037,500	428,842,850
Mizuho Financial Group, Inc.	7,456,900	186,442,144
Resona Holdings, Inc.	6,687,000	53,641,749
Sumitomo Mitsui Financial Group, Inc.	11,399,900	271,969,849
Sumitomo Mitsui Trust Group, Inc.	2,136,500	52,854,297
		1,076,927,405
Beverages — 0.9%
Asahi Group Holdings Ltd.	4,471,600	61,807,784
Kirin Holdings Co. Ltd.	2,387,700	36,117,979
Suntory Beverage & Food Ltd.	368,600	12,879,198
		110,804,961
Broadline Retail — 0.6%
Pan Pacific International Holdings Corp.	1,559,900	48,025,339
Rakuten Group, Inc. *	4,340,100	25,590,676
		73,616,015
Building Products — 1.1%
AGC, Inc.	623,200	19,457,493
Daikin Industries Ltd.	861,100	98,099,348
TOTO Ltd.	477,500	12,590,951
		130,147,792
INVESTMENTS	SHARES	VALUE($)

Capital Markets — 1.1%
Daiwa Securities Group, Inc.	4,123,500	27,115,836
Japan Exchange Group, Inc.	3,063,100	34,079,348
Nomura Holdings, Inc.	8,634,900	48,127,173
SBI Holdings, Inc.	885,900	23,294,275
		132,616,632
Chemicals — 2.8%
Asahi Kasei Corp.	4,077,300	28,413,661
Mitsubishi Chemical Group Corp.	4,184,200	20,341,733
Nippon Paint Holdings Co. Ltd. (a)	2,853,800	21,742,455
Nippon Sanso Holdings Corp.	578,600	18,517,076
Nissan Chemical Corp.	379,500	11,099,859
Nitto Denko Corp.	2,037,700	35,816,273
Shin-Etsu Chemical Co. Ltd.	5,824,900	177,260,405
Toray Industries, Inc.	4,709,700	30,078,584
		343,270,046
Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	1,344,400	18,739,241
Secom Co. Ltd.	1,195,200	43,948,017
TOPPAN Holdings, Inc.	825,800	23,182,325
		85,869,583
Construction & Engineering — 0.9%
Kajima Corp.	1,370,700	32,729,100
Obayashi Corp.	2,059,100	31,947,302
Shimizu Corp.	1,755,000	18,748,832
Taisei Corp.	524,200	28,423,178
		111,848,412
Consumer Staples Distribution & Retail — 1.7%
Aeon Co. Ltd.	2,507,600	74,152,674
Kobe Bussan Co. Ltd.	431,800	13,195,867
MatsukiyoCocokara & Co.	1,162,300	21,335,914
Seven & i Holdings Co. Ltd.	7,035,200	103,562,517
		212,246,972
Diversified Telecommunication Services — 0.7%
Nippon Telegraph & Telephone Corp.	80,579,400	84,227,810
Electric Utilities — 0.6%
Chubu Electric Power Co., Inc.	2,225,700	28,901,430
Kansai Electric Power Co., Inc. (The)	3,031,100	37,344,475
Tokyo Electric Power Co. Holdings, Inc. *	2,135,000	6,531,296
		72,777,201
Electrical Equipment — 1.8%
Fuji Electric Co. Ltd.	402,300	17,888,976
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electrical Equipment — continued
Fujikura Ltd.	758,600	28,225,154
Mitsubishi Electric Corp.	6,005,800	116,184,637
NIDEC Corp.	2,974,100	52,853,728
		215,152,495
Electronic Equipment, Instruments & Components — 3.8%
Keyence Corp.	551,500	230,577,536
Kyocera Corp.	3,974,700	47,107,075
Murata Manufacturing Co. Ltd.	5,519,000	78,626,759
Omron Corp.	560,600	16,641,384
Shimadzu Corp.	866,700	22,185,292
TDK Corp.	5,580,300	59,549,867
Yokogawa Electric Corp.	769,300	16,647,768
		471,335,681
Entertainment — 3.1%
Capcom Co. Ltd.	961,800	27,844,620
Konami Group Corp.	265,500	37,917,651
Nexon Co. Ltd.	1,224,900	19,218,297
Nintendo Co. Ltd.	3,110,500	258,233,734
Square Enix Holdings Co. Ltd.	228,100	13,189,429
Toho Co. Ltd.	346,400	19,776,501
		376,180,232
Financial Services — 0.7%
Mitsubishi HC Capital, Inc.	2,469,100	17,466,766
ORIX Corp.	3,407,100	68,346,532
Tokyo Century Corp.	492,000	5,181,419
		90,994,717
Food Products — 1.3%
Ajinomoto Co., Inc.	2,768,000	56,616,922
Kikkoman Corp.	2,596,000	25,412,690
MEIJI Holdings Co. Ltd.	781,400	19,212,160
Nissin Foods Holdings Co. Ltd.	693,600	15,293,067
Toyo Suisan Kaisha Ltd.	299,700	19,374,344
Yakult Honsha Co. Ltd.	853,400	17,530,561
		153,439,744
Gas Utilities — 0.6%
Osaka Gas Co. Ltd.	1,203,700	30,523,505
Tokyo Gas Co. Ltd.	1,174,700	39,026,816
		69,550,321
Ground Transportation — 1.6%
Central Japan Railway Co.	2,895,400	60,930,388
East Japan Railway Co.	3,207,500	69,528,574
INVESTMENTS	SHARES	VALUE($)

Ground Transportation — continued
Hankyu Hanshin Holdings, Inc.	677,600	19,326,636
Tokyu Corp.	1,765,500	21,412,090
West Japan Railway Co.	1,434,200	30,169,825
		201,367,513
Health Care Equipment & Supplies — 2.3%
Hoya Corp.	1,016,700	119,631,213
Olympus Corp.	3,318,400	43,480,988
Sysmex Corp.	1,752,600	32,533,803
Terumo Corp.	4,382,400	83,882,364
		279,528,368
Health Care Technology — 0.1%
M3, Inc.	1,319,900	16,541,767
Hotels, Restaurants & Leisure — 0.8%
McDonald's Holdings Co. Japan Ltd.	252,700	10,685,014
Oriental Land Co. Ltd.	3,233,200	68,477,545
Zensho Holdings Co. Ltd.	301,100	18,605,984
		97,768,543
Household Durables — 4.8%
Panasonic Holdings Corp.	6,531,200	74,886,539
Sekisui House Ltd.	1,846,200	42,444,511
Sony Group Corp.	17,709,300	467,220,874
		584,551,924
Household Products — 0.3%
Unicharm Corp.	3,417,100	31,728,260
Industrial Conglomerates — 3.0%
Hikari Tsushin, Inc.	51,400	14,257,208
Hitachi Ltd.	13,506,000	333,807,744
Sekisui Chemical Co. Ltd.	1,132,400	19,787,483
		367,852,435
Insurance — 4.7%
Dai-ichi Life Holdings, Inc.	10,826,800	78,174,337
Japan Post Holdings Co. Ltd.	5,399,200	52,481,654
Japan Post Insurance Co. Ltd.	565,800	11,374,366
MS&AD Insurance Group Holdings, Inc.	3,898,600	88,614,450
Sompo Holdings, Inc.	2,797,400	91,673,908
T&D Holdings, Inc.	1,521,500	32,375,421
Tokio Marine Holdings, Inc.	5,683,700	227,816,201
		582,510,337
Interactive Media & Services — 0.2%
LY Corp.	7,820,500	29,577,306
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	43

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — 3.0%
Fujitsu Ltd.	5,269,900	117,073,265
NEC Corp.	3,732,500	90,859,597
Nomura Research Institute Ltd.	1,190,800	45,092,572
NTT Data Group Corp.	1,744,900	34,654,407
Obic Co. Ltd.	958,300	33,551,516
Otsuka Corp.	713,300	15,820,328
SCSK Corp.	453,800	11,869,332
TIS, Inc.	688,900	19,883,851
		368,804,868
Leisure Products — 0.8%
Bandai Namco Holdings, Inc.	1,908,800	66,335,663
Shimano, Inc.	242,300	34,136,532
		100,472,195
Machinery — 5.1%
Daifuku Co. Ltd.	1,054,500	27,896,233
FANUC Corp.	2,745,700	69,684,939
Hitachi Construction Machinery Co. Ltd.	303,300	9,064,084
Hoshizaki Corp.	341,700	14,527,755
Kawasaki Heavy Industries Ltd.	477,000	28,453,859
Komatsu Ltd.	2,715,300	78,525,310
Kubota Corp.	3,361,400	39,060,802
Makita Corp.	728,100	21,292,594
MINEBEA MITSUMI, Inc.	1,099,200	16,109,908
Mitsubishi Heavy Industries Ltd.	9,876,900	194,701,818
SMC Corp.	160,800	52,041,456
Toyota Industries Corp.	518,200	60,771,850
Yaskawa Electric Corp.	747,000	15,738,765
		627,869,373
Marine Transportation — 0.8%
Kawasaki Kisen Kaisha Ltd.	1,214,500	16,656,037
Mitsui OSK Lines Ltd.	1,064,500	35,451,918
Nippon Yusen KK	1,275,000	41,657,965
		93,765,920
Media — 0.1%
Dentsu Group, Inc. (a)	674,800	14,147,942
Metals & Mining — 0.8%
JFE Holdings, Inc.	1,871,300	21,793,206
Nippon Steel Corp.	3,075,800	64,738,554
Sumitomo Metal Mining Co. Ltd.	776,600	17,230,444
		103,762,204
INVESTMENTS	SHARES	VALUE($)

Office REITs — 0.3%
Japan Real Estate Investment Corp.	20,375	16,169,868
Nippon Building Fund, Inc.	24,163	22,428,321
		38,598,189
Oil, Gas & Consumable Fuels — 0.7%
ENEOS Holdings, Inc.	8,212,400	39,536,385
Idemitsu Kosan Co. Ltd.	3,016,260	18,691,812
Inpex Corp.	2,624,900	32,836,185
		91,064,382
Passenger Airlines — 0.1%
ANA Holdings, Inc. (a)	456,500	8,769,106
Japan Airlines Co. Ltd.	424,300	7,687,221
		16,456,327
Personal Care Products — 0.6%
Kao Corp.	1,366,700	58,524,190
Shiseido Co. Ltd.	1,176,300	19,339,833
		77,864,023
Pharmaceuticals — 4.9%
Astellas Pharma, Inc.	5,286,000	52,934,787
Chugai Pharmaceutical Co. Ltd.	1,939,500	111,733,735
Daiichi Sankyo Co. Ltd.	5,562,800	142,299,930
Eisai Co. Ltd.	798,600	23,082,713
Kyowa Kirin Co. Ltd.	731,500	11,422,090
Ono Pharmaceutical Co. Ltd.	1,287,600	14,821,475
Otsuka Holdings Co. Ltd.	1,411,800	68,826,352
Shionogi & Co. Ltd.	2,502,400	42,041,601
Takeda Pharmaceutical Co. Ltd.	4,615,900	139,624,643
		606,787,326
Professional Services — 2.0%
Recruit Holdings Co. Ltd.	4,374,400	242,408,649
Real Estate Management & Development — 2.5%
Daito Trust Construction Co. Ltd.	181,900	20,252,204
Daiwa House Industry Co. Ltd.	1,882,500	68,114,359
Hulic Co. Ltd.	1,615,300	16,891,039
Mitsubishi Estate Co. Ltd.	3,730,900	65,536,904
Mitsui Fudosan Co. Ltd.	8,241,800	81,681,567
Sumitomo Realty & Development Co. Ltd.	1,395,000	51,958,594
		304,434,667
Semiconductors & Semiconductor Equipment — 3.4%
Advantest Corp.	2,087,800	87,345,095
Disco Corp.	267,900	51,833,171
Lasertec Corp. (a)	234,900	21,838,747
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Renesas Electronics Corp.	4,347,500	51,019,060
SCREEN Holdings Co. Ltd.	266,800	17,741,408
Tokyo Electron Ltd.	1,300,200	193,597,690
		423,375,171
Software — 0.3%
Oracle Corp.	97,800	11,757,656
Trend Micro, Inc.	359,200	25,772,813
		37,530,469
Specialty Retail — 1.7%
ABC-Mart, Inc.	295,000	5,486,406
Fast Retailing Co. Ltd.	510,800	168,025,040
Nitori Holdings Co. Ltd.	238,200	28,342,172
ZOZO, Inc.	1,175,100	11,933,718
		213,787,336
Technology Hardware, Storage & Peripherals — 1.6%
Brother Industries Ltd.	752,700	13,227,637
Canon, Inc. (a)	2,777,000	85,697,535
FUJIFILM Holdings Corp.	3,540,500	72,517,897
Ricoh Co. Ltd.	1,675,200	17,619,954
Seiko Epson Corp.	899,100	12,473,290
		201,536,313
Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp.	2,127,800	45,735,044
Tobacco — 0.8%
Japan Tobacco, Inc.	3,257,500	100,357,210
Trading Companies & Distributors — 6.8%
ITOCHU Corp.	4,167,500	213,138,205
Marubeni Corp.	4,952,900	87,808,289
Mitsubishi Corp.	11,699,500	222,133,555
Mitsui & Co. Ltd.	8,598,600	173,873,342
MonotaRO Co. Ltd.	731,600	14,070,772
Sumitomo Corp.	3,594,600	87,767,146
Toyota Tsusho Corp.	2,084,100	41,416,742
		840,208,051
INVESTMENTS	SHARES	VALUE($)

Wireless Telecommunication Services — 3.4%
KDDI Corp.	8,610,800	152,614,577
SoftBank Corp.	82,389,000	124,674,783
SoftBank Group Corp.	2,796,300	141,407,934
		418,697,294
Total Common Stocks (Cost $10,969,349,470)		12,144,763,354
Short-Term Investments — 0.5%
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (b) (c)(Cost $58,279,014)	58,279,014	58,279,014
Total Investments — 99.1% (Cost $11,027,628,484)		12,203,042,368
Other Assets in Excess of Liabilities — 0.9%		107,953,991
NET ASSETS — 100.0%		12,310,996,359

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $55,363,340.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	45

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	865	06/12/2025	JPY	161,438,838	(3,910,160)

Abbreviations
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	April 30, 2025

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Aerospace & Defense — 2.1%
Axon Enterprise, Inc. *	6,371	3,907,334
Boeing Co. (The) *	65,718	12,042,166
GE Aerospace	94,245	18,994,137
General Dynamics Corp.	21,362	5,813,027
HEICO Corp.	3,713	931,072
HEICO Corp., Class A	6,775	1,361,301
Howmet Aerospace, Inc.	35,172	4,874,136
L3Harris Technologies, Inc.	16,611	3,654,752
Lockheed Martin Corp.	18,358	8,770,535
Northrop Grumman Corp.	12,716	6,186,334
RTX Corp.	117,206	14,783,193
Textron, Inc.	16,777	1,180,598
TransDigm Group, Inc. (a)	4,932	6,969,261
		89,467,846
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	12,315	1,353,541
FedEx Corp.	19,484	4,098,070
United Parcel Service, Inc., Class B	64,177	6,116,068
		11,567,679
Automobile Components — 0.0% ^
Aptiv plc (Jersey) *	21,194	1,209,330
Automobiles — 1.8%
Ford Motor Co.	345,661	3,460,066
General Motors Co.	87,496	3,958,319
Tesla, Inc. *	246,224	69,474,564
		76,892,949
Banks — 3.4%
Bank of America Corp.	601,322	23,980,721
Citigroup, Inc.	165,658	11,327,694
Citizens Financial Group, Inc.	38,648	1,425,725
East West Bancorp, Inc.	12,208	1,044,395
Fifth Third Bancorp	59,747	2,147,307
First Citizens BancShares, Inc., Class A	912	1,622,576
Huntington Bancshares, Inc.	126,923	1,844,191
JPMorgan Chase & Co. (b)	245,806	60,129,064
KeyCorp	87,136	1,293,098
M&T Bank Corp.	14,586	2,476,119
PNC Financial Services Group, Inc. (The)	34,983	5,621,418
Regions Financial Corp.	80,680	1,646,679
Truist Financial Corp.	114,747	4,399,400
INVESTMENTS	SHARES	VALUE($)

Banks — continued
US Bancorp	136,730	5,515,688
Wells Fargo & Co.	289,424	20,551,998
		145,026,073
Beverages — 1.2%
Brown-Forman Corp., Class A	4,274	147,923
Brown-Forman Corp., Class B	26,203	912,912
Coca-Cola Co. (The)	343,832	24,945,012
Constellation Brands, Inc., Class A	13,587	2,548,106
Keurig Dr Pepper, Inc.	95,614	3,307,288
Molson Coors Beverage Co., Class B	15,379	884,754
Monster Beverage Corp. *	60,266	3,623,192
PepsiCo, Inc.	120,988	16,403,553
		52,772,740
Biotechnology — 1.9%
AbbVie, Inc.	155,356	30,309,955
Alnylam Pharmaceuticals, Inc. *	11,328	2,981,983
Amgen, Inc.	47,286	13,756,443
Biogen, Inc. *	12,746	1,543,286
BioMarin Pharmaceutical, Inc. *	16,529	1,052,732
Exact Sciences Corp. *	16,170	737,999
Gilead Sciences, Inc.	109,630	11,679,980
Incyte Corp. *	14,423	903,745
Moderna, Inc. *	29,472	841,131
Neurocrine Biosciences, Inc. *	8,817	949,503
Regeneron Pharmaceuticals, Inc.	9,301	5,569,067
Vertex Pharmaceuticals, Inc. *	22,633	11,531,513
		81,857,337
Broadline Retail — 4.0%
Amazon.com, Inc. *	842,041	155,289,201
Coupang, Inc. (South Korea) *	105,439	2,464,110
eBay, Inc.	42,136	2,871,990
MercadoLibre, Inc. (Brazil) *	4,292	10,004,008
		170,629,309
Building Products — 0.5%
Allegion plc	7,716	1,074,067
Builders FirstSource, Inc. *	10,093	1,207,426
Carrier Global Corp.	71,390	4,464,731
Johnson Controls International plc	58,092	4,873,919
Lennox International, Inc.	2,789	1,524,886
Masco Corp.	19,373	1,174,197
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	47

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — continued
Owens Corning	7,613	1,107,006
Trane Technologies plc	19,830	7,601,037
		23,027,269
Capital Markets — 3.2%
Ameriprise Financial, Inc.	8,529	4,017,329
Ares Management Corp.	16,286	2,484,104
Bank of New York Mellon Corp. (The)	63,037	5,068,805
Blackrock, Inc.	12,797	11,699,785
Blackstone, Inc.	64,325	8,472,246
Carlyle Group, Inc. (The)	18,947	732,112
Charles Schwab Corp. (The)	138,265	11,254,771
CME Group, Inc.	31,643	8,767,642
Coinbase Global, Inc., Class A *	18,206	3,693,815
FactSet Research Systems, Inc.	3,346	1,446,208
Franklin Resources, Inc.	25,143	471,683
Goldman Sachs Group, Inc. (The)	27,452	15,031,343
Intercontinental Exchange, Inc.	50,317	8,451,746
KKR & Co., Inc.	58,522	6,687,309
LPL Financial Holdings, Inc.	7,052	2,255,159
Moody's Corp.	13,789	6,248,072
Morgan Stanley	109,435	12,630,988
MSCI, Inc.	6,954	3,790,695
Nasdaq, Inc.	34,070	2,596,475
Northern Trust Corp.	17,377	1,633,090
Raymond James Financial, Inc.	16,191	2,218,815
S&P Global, Inc.	27,095	13,548,855
State Street Corp.	25,739	2,267,606
T. Rowe Price Group, Inc.	19,531	1,729,470
		137,198,123
Chemicals — 1.3%
Air Products and Chemicals, Inc.	19,557	5,301,707
Albemarle Corp.	10,303	603,241
Celanese Corp.	9,562	425,605
CF Industries Holdings, Inc.	15,213	1,192,243
Corteva, Inc.	60,288	3,737,253
Dow, Inc.	61,650	1,885,873
DuPont de Nemours, Inc.	36,753	2,425,330
Eastman Chemical Co.	10,401	800,877
Ecolab, Inc.	22,349	5,619,209
International Flavors & Fragrances, Inc.	22,452	1,761,584
Linde plc	41,817	18,952,719
LyondellBasell Industries NV, Class A	22,761	1,324,918
PPG Industries, Inc.	20,738	2,257,539
INVESTMENTS	SHARES	VALUE($)

Chemicals — continued
Sherwin-Williams Co. (The)	20,457	7,219,684
Westlake Corp.	2,970	274,517
		53,782,299
Commercial Services & Supplies — 0.6%
Cintas Corp.	30,479	6,451,795
Copart, Inc. *	76,808	4,687,592
Republic Services, Inc.	18,020	4,518,515
Rollins, Inc.	25,885	1,478,810
Veralto Corp.	20,792	1,993,953
Waste Management, Inc.	32,328	7,544,062
		26,674,727
Communications Equipment — 0.8%
Arista Networks, Inc. *	90,775	7,468,059
Cisco Systems, Inc.	349,672	20,186,565
F5, Inc. *	5,141	1,361,028
Juniper Networks, Inc.	28,525	1,036,028
Motorola Solutions, Inc.	14,696	6,471,972
		36,523,652
Construction & Engineering — 0.1%
Quanta Services, Inc.	12,804	3,747,603
Construction Materials — 0.3%
CRH plc	59,766	5,702,872
Martin Marietta Materials, Inc.	5,420	2,839,972
Vulcan Materials Co.	11,692	3,067,162
		11,610,006
Consumer Finance — 0.6%
American Express Co.	48,475	12,914,225
Capital One Financial Corp.	33,439	6,027,714
Discover Financial Services	21,991	4,017,096
Synchrony Financial	34,223	1,777,885
		24,736,920
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	39,070	38,855,115
Dollar General Corp.	19,304	1,808,592
Dollar Tree, Inc. *	18,128	1,482,326
Kroger Co. (The)	59,487	4,295,556
Sysco Corp.	43,039	3,072,985
Target Corp.	40,564	3,922,539
Walmart, Inc.	381,009	37,053,125
		90,490,238
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Containers & Packaging — 0.3%
Amcor plc	200,735	1,846,762
Avery Dennison Corp.	7,042	1,204,957
Ball Corp.	26,244	1,363,113
Crown Holdings, Inc.	10,580	1,019,172
International Paper Co.	45,809	2,092,555
Packaging Corp. of America	7,833	1,453,883
Smurfit WestRock plc	43,905	1,844,888
		10,825,330
Distributors — 0.1%
Genuine Parts Co.	12,309	1,446,923
Pool Corp.	3,323	974,104
		2,421,027
Diversified REITs — 0.0% ^
WP Carey, Inc.	19,094	1,192,229
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	631,368	17,488,894
Verizon Communications, Inc.	369,926	16,298,939
		33,787,833
Electric Utilities — 1.6%
Alliant Energy Corp.	22,422	1,368,639
American Electric Power Co., Inc.	46,830	5,073,562
Constellation Energy Corp.	27,461	6,135,886
Duke Energy Corp.	67,803	8,273,322
Edison International	33,733	1,805,053
Entergy Corp.	37,089	3,084,692
Evergy, Inc.	20,207	1,396,304
Eversource Energy	32,278	1,919,895
Exelon Corp.	87,604	4,108,628
FirstEnergy Corp.	44,674	1,915,621
NextEra Energy, Inc.	180,351	12,061,875
NRG Energy, Inc.	17,185	1,883,132
PG&E Corp.	187,842	3,103,150
PPL Corp.	64,864	2,367,536
Southern Co. (The)	95,955	8,817,305
Xcel Energy, Inc.	50,524	3,572,047
		66,886,647
Electrical Equipment — 0.8%
AMETEK, Inc.	20,278	3,438,743
Eaton Corp. plc	34,785	10,239,660
Emerson Electric Co.	50,127	5,268,849
GE Vernova, Inc.	24,262	8,996,835
Hubbell, Inc.	4,686	1,701,862
INVESTMENTS	SHARES	VALUE($)

Electrical Equipment — continued
Rockwell Automation, Inc.	10,097	2,500,825
Vertiv Holdings Co., Class A	31,779	2,713,291
		34,860,065
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	105,977	8,154,930
CDW Corp.	11,784	1,892,039
Corning, Inc.	68,026	3,018,994
Flex Ltd. *	34,059	1,169,586
Keysight Technologies, Inc. *	15,305	2,225,347
TE Connectivity plc (Switzerland)	26,369	3,859,894
Teledyne Technologies, Inc. *	4,133	1,926,102
Trimble, Inc. *	21,462	1,333,649
Zebra Technologies Corp., Class A *	4,487	1,123,186
		24,703,727
Energy Equipment & Services — 0.2%
Baker Hughes Co.	85,850	3,039,090
Halliburton Co.	77,819	1,542,373
Schlumberger NV	124,124	4,127,123
		8,708,586
Entertainment — 1.7%
Electronic Arts, Inc.	20,914	3,034,412
Liberty Media Corp-Liberty Formula One, Class A *	1,958	157,717
Liberty Media Corp-Liberty Formula One, Class C *	18,476	1,638,267
Live Nation Entertainment, Inc. *	13,023	1,724,896
Netflix, Inc. *	37,612	42,566,253
ROBLOX Corp., Class A *	48,051	3,221,820
Take-Two Interactive Software, Inc. *	14,352	3,348,609
Walt Disney Co. (The)	159,069	14,467,325
Warner Bros Discovery, Inc. *	196,549	1,704,080
		71,863,379
Financial Services — 4.9%
Apollo Global Management, Inc.	34,961	4,771,477
Berkshire Hathaway, Inc., Class B *	158,431	84,483,331
Block, Inc. *	49,203	2,876,899
Corebridge Financial, Inc.	22,082	654,290
Corpay, Inc. *	5,937	1,931,722
Equitable Holdings, Inc.	27,163	1,343,210
Fidelity National Information Services, Inc.	47,310	3,731,813
Fiserv, Inc. *	49,704	9,173,867
Global Payments, Inc.	22,278	1,700,034
Jack Henry & Associates, Inc.	6,390	1,108,218
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	49

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Mastercard, Inc., Class A	71,245	39,046,535
PayPal Holdings, Inc. *	88,122	5,801,952
Visa, Inc., Class A	151,661	52,398,876
		209,022,224
Food Products — 0.6%
Archer-Daniels-Midland Co.	41,903	2,000,868
Bunge Global SA	12,403	976,364
Conagra Brands, Inc.	41,969	1,037,054
General Mills, Inc.	49,048	2,782,984
Hershey Co. (The)	12,969	2,168,287
Hormel Foods Corp.	25,492	762,211
J M Smucker Co. (The)	9,331	1,084,915
Kellanova	23,172	1,917,946
Kraft Heinz Co. (The)	77,566	2,257,171
Lamb Weston Holdings, Inc.	12,731	672,324
McCormick & Co., Inc. (Non-Voting)	22,116	1,695,413
Mondelez International, Inc., Class A	118,024	8,040,975
The Campbell's Co.	17,477	637,211
Tyson Foods, Inc., Class A	24,724	1,514,098
		27,547,821
Gas Utilities — 0.0% ^
Atmos Energy Corp.	13,648	2,192,278
Ground Transportation — 0.9%
CSX Corp.	169,697	4,763,395
JB Hunt Transport Services, Inc.	7,327	956,760
Norfolk Southern Corp.	19,888	4,455,906
Old Dominion Freight Line, Inc.	16,361	2,507,814
Uber Technologies, Inc. *	184,900	14,978,749
Union Pacific Corp.	53,279	11,490,149
		39,152,773
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	152,617	19,954,673
Align Technology, Inc. *	6,595	1,142,913
Baxter International, Inc.	44,589	1,389,839
Becton Dickinson & Co.	25,557	5,292,599
Boston Scientific Corp. *	129,565	13,328,352
Cooper Cos., Inc. (The) *	17,400	1,421,058
Dexcom, Inc. *	34,308	2,448,905
Edwards Lifesciences Corp. *	51,482	3,886,376
GE HealthCare Technologies, Inc.	34,515	2,427,440
Hologic, Inc. *	19,707	1,146,947
IDEXX Laboratories, Inc. *	7,232	3,128,925
Insulet Corp. *	6,132	1,547,042
INVESTMENTS	SHARES	VALUE($)

Health Care Equipment & Supplies — continued
Intuitive Surgical, Inc. *	31,166	16,075,423
Medtronic plc	112,847	9,564,912
ResMed, Inc.	12,925	3,057,926
STERIS plc	8,679	1,950,518
Stryker Corp.	31,789	11,886,543
Zimmer Biomet Holdings, Inc.	17,499	1,803,272
		101,453,663
Health Care Providers & Services — 2.1%
Cardinal Health, Inc.	21,408	3,024,736
Cencora, Inc.	15,239	4,459,998
Centene Corp. *	44,297	2,651,175
Cigna Group (The)	24,019	8,167,421
CVS Health Corp.	110,347	7,361,248
Elevance Health, Inc.	20,414	8,585,720
HCA Healthcare, Inc.	16,119	5,562,345
Humana, Inc.	10,568	2,771,352
Labcorp Holdings, Inc.	7,473	1,801,068
McKesson Corp.	11,172	7,963,290
Molina Healthcare, Inc. *	5,076	1,659,903
Quest Diagnostics, Inc.	9,741	1,736,041
UnitedHealth Group, Inc.	80,913	33,290,845
Universal Health Services, Inc., Class B	5,246	928,909
		89,964,051
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	13,670	993,262
Healthpeak Properties, Inc.	62,172	1,109,148
Ventas, Inc.	38,451	2,694,646
Welltower, Inc.	55,881	8,526,882
		13,323,938
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A *	12,998	3,037,503
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	61,515	868,592
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A *	36,724	4,477,390
Booking Holdings, Inc.	2,892	14,747,118
Carnival Corp. *	90,589	1,661,402
Chipotle Mexican Grill, Inc. *	119,046	6,014,204
Darden Restaurants, Inc.	10,306	2,067,796
Domino's Pizza, Inc.	3,069	1,504,945
DoorDash, Inc., Class A *	31,363	6,049,609
Expedia Group, Inc.	10,832	1,699,866
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Flutter Entertainment plc (United Kingdom) *	13,986	3,370,486
Hilton Worldwide Holdings, Inc.	21,036	4,743,197
Las Vegas Sands Corp.	33,364	1,223,458
Marriott International, Inc., Class A	19,956	4,761,102
McDonald's Corp.	63,064	20,158,408
MGM Resorts International *	20,158	634,171
Royal Caribbean Cruises Ltd.	21,681	4,659,464
Starbucks Corp.	99,923	7,998,836
Yum! Brands, Inc.	24,670	3,711,355
		89,482,807
Household Durables — 0.3%
DR Horton, Inc.	25,333	3,200,571
Garmin Ltd.	13,525	2,527,417
Lennar Corp., Class A	20,041	2,176,653
Lennar Corp., Class B	878	90,759
NVR, Inc. *	233	1,660,300
PulteGroup, Inc.	18,007	1,847,158
		11,502,858
Household Products — 1.1%
Church & Dwight Co., Inc.	21,666	2,152,301
Clorox Co. (The)	10,914	1,553,062
Colgate-Palmolive Co.	71,892	6,627,724
Kimberly-Clark Corp.	29,276	3,857,991
Procter & Gamble Co. (The)	206,348	33,545,994
		47,737,072
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	62,407	624,070
Vistra Corp.	29,719	3,852,474
		4,476,544
Industrial Conglomerates — 0.4%
3M Co.	47,914	6,655,734
Honeywell International, Inc.	57,297	12,061,018
		18,716,752
Industrial REITs — 0.2%
Lineage, Inc.	6,201	299,074
Prologis, Inc.	81,297	8,308,554
		8,607,628
Insurance — 2.3%
Aflac, Inc.	43,512	4,728,884
Allstate Corp. (The)	23,269	4,616,337
American Financial Group, Inc.	6,495	822,657
INVESTMENTS	SHARES	VALUE($)

Insurance — continued
American International Group, Inc.	53,223	4,338,739
Aon plc, Class A	19,063	6,763,362
Arch Capital Group Ltd.	32,758	2,970,495
Arthur J Gallagher & Co.	21,766	6,980,138
Brown & Brown, Inc.	21,505	2,378,453
Chubb Ltd.	32,781	9,377,988
Cincinnati Financial Corp.	13,629	1,897,293
Everest Group Ltd.	3,794	1,361,401
Fidelity National Financial, Inc.	22,637	1,449,900
Hartford Insurance Group, Inc. (The)	25,391	3,114,714
Loews Corp.	15,690	1,362,363
Markel Group, Inc. *	1,111	2,020,465
Marsh & McLennan Cos., Inc.	43,395	9,784,271
MetLife, Inc.	51,124	3,853,216
Principal Financial Group, Inc.	20,520	1,521,558
Progressive Corp. (The)	51,417	14,486,226
Prudential Financial, Inc.	31,302	3,215,028
Reinsurance Group of America, Inc.	5,796	1,085,649
Travelers Cos., Inc. (The)	20,040	5,293,165
Willis Towers Watson plc	8,833	2,718,797
WR Berkley Corp.	27,103	1,943,014
		98,084,113
Interactive Media & Services — 6.1%
Alphabet, Inc., Class A	513,270	81,507,276
Alphabet, Inc., Class C	450,825	72,533,234
Meta Platforms, Inc., Class A	192,703	105,793,947
Pinterest, Inc., Class A *	52,358	1,325,705
Snap, Inc., Class A *	95,055	756,638
		261,916,800
IT Services — 1.4%
Accenture plc, Class A (Ireland)	54,917	16,428,421
Akamai Technologies, Inc. *	13,409	1,080,497
Cloudflare, Inc., Class A *	27,073	3,269,877
Cognizant Technology Solutions Corp., Class A	44,134	3,246,938
EPAM Systems, Inc. *	4,924	772,625
Gartner, Inc. *	6,746	2,840,606
GoDaddy, Inc., Class A *	11,780	2,218,527
International Business Machines Corp.	81,354	19,673,024
MongoDB, Inc. *	6,815	1,173,339
Okta, Inc. *	14,157	1,587,849
Snowflake, Inc., Class A *	28,316	4,516,119
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	51

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — continued
Twilio, Inc., Class A *	12,834	1,241,176
VeriSign, Inc. *	7,347	2,072,736
		60,121,734
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	25,057	2,696,133
Avantor, Inc. *	59,468	772,489
Bio-Techne Corp.	13,892	699,462
Danaher Corp.	57,623	11,485,993
Illumina, Inc. *	13,934	1,081,278
IQVIA Holdings, Inc. *	14,572	2,259,680
Mettler-Toledo International, Inc. *	1,872	2,004,107
Revvity, Inc.	10,869	1,015,491
Thermo Fisher Scientific, Inc.	33,577	14,404,533
Waters Corp. *	5,200	1,808,196
West Pharmaceutical Services, Inc.	6,392	1,350,566
		39,577,928
Machinery — 1.5%
Caterpillar, Inc.	42,493	13,141,810
CNH Industrial NV	79,764	922,870
Cummins, Inc.	11,958	3,513,739
Deere & Co.	21,959	10,179,314
Dover Corp.	12,076	2,060,769
Fortive Corp.	30,887	2,152,515
IDEX Corp.	6,649	1,156,727
Illinois Tool Works, Inc.	25,895	6,212,470
Ingersoll Rand, Inc.	35,558	2,682,140
Otis Worldwide Corp.	35,590	3,426,249
PACCAR, Inc.	45,246	4,081,642
Parker-Hannifin Corp.	11,286	6,828,707
Pentair plc	14,530	1,318,307
Snap-on, Inc.	4,615	1,448,233
Stanley Black & Decker, Inc.	13,459	807,809
Westinghouse Air Brake Technologies Corp.	15,049	2,780,152
Xylem, Inc.	21,199	2,555,963
		65,269,416
Media — 0.5%
Charter Communications, Inc., Class A *	8,543	3,347,660
Comcast Corp., Class A	331,903	11,351,083
Fox Corp., Class A	19,124	952,184
Fox Corp., Class B	11,742	542,950
Interpublic Group of Cos., Inc. (The)	33,183	833,557
News Corp., Class A	33,300	903,096
News Corp., Class B	9,200	289,064
INVESTMENTS	SHARES	VALUE($)

Media — continued
Omnicom Group, Inc.	17,193	1,309,419
Trade Desk, Inc. (The), Class A *	39,194	2,101,974
		21,630,987
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	126,187	4,546,518
Newmont Corp.	100,070	5,271,687
Nucor Corp.	20,431	2,438,848
Southern Copper Corp. (Mexico)	7,773	695,839
Steel Dynamics, Inc.	12,525	1,624,618
		14,577,510
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Annaly Capital Management, Inc.	49,235	965,006
Multi-Utilities — 0.7%
Ameren Corp.	23,403	2,322,514
CenterPoint Energy, Inc.	56,241	2,181,026
CMS Energy Corp.	26,236	1,932,281
Consolidated Edison, Inc.	30,389	3,426,360
Dominion Energy, Inc.	73,625	4,003,728
DTE Energy Co.	18,123	2,482,851
NiSource, Inc.	41,031	1,604,722
Public Service Enterprise Group, Inc.	43,794	3,500,455
Sempra	55,383	4,113,295
WEC Energy Group, Inc.	27,712	3,035,018
		28,602,250
Office REITs — 0.0% ^
BXP, Inc.	13,777	878,008
Oil, Gas & Consumable Fuels — 2.9%
Cheniere Energy, Inc.	19,701	4,553,098
Chevron Corp.	144,101	19,606,382
ConocoPhillips	111,863	9,969,230
Coterra Energy, Inc.	65,600	1,611,136
Devon Energy Corp.	57,668	1,753,684
Diamondback Energy, Inc.	16,673	2,201,003
EOG Resources, Inc.	49,399	5,450,192
EQT Corp.	49,634	2,453,905
Exxon Mobil Corp.	381,466	40,294,254
Hess Corp.	24,499	3,161,596
Kinder Morgan, Inc.	172,886	4,546,902
Marathon Petroleum Corp.	28,249	3,881,695
Occidental Petroleum Corp.	59,111	2,329,564
ONEOK, Inc.	54,057	4,441,323
Phillips 66	36,251	3,772,279
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Targa Resources Corp.	19,024	3,251,202
Texas Pacific Land Corp.	1,702	2,193,657
Valero Energy Corp.	27,615	3,205,825
Williams Cos., Inc. (The)	106,870	6,259,376
		124,936,303
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	56,447	2,349,889
Southwest Airlines Co.	52,239	1,460,602
United Airlines Holdings, Inc. *	28,760	1,979,263
		5,789,754
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	20,405	1,223,484
Kenvue, Inc.	152,504	3,599,094
		4,822,578
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	179,055	8,988,561
Eli Lilly & Co.	70,453	63,333,724
Johnson & Johnson	211,821	33,109,741
Merck & Co., Inc.	222,972	18,997,214
Pfizer, Inc.	498,662	12,172,339
Royalty Pharma plc, Class A	35,285	1,158,054
Viatris, Inc.	105,441	887,813
Zoetis, Inc.	39,682	6,206,265
		144,853,711
Professional Services — 0.8%
Automatic Data Processing, Inc.	35,874	10,783,724
Booz Allen Hamilton Holding Corp.	11,270	1,352,625
Broadridge Financial Solutions, Inc.	10,308	2,498,659
Dayforce, Inc. *	13,698	792,703
Equifax, Inc.	10,843	2,820,590
Jacobs Solutions, Inc.	11,079	1,371,580
Leidos Holdings, Inc.	11,821	1,739,815
Paychex, Inc.	28,468	4,188,212
Paycom Software, Inc.	4,455	1,008,568
SS&C Technologies Holdings, Inc.	18,942	1,432,015
TransUnion	17,030	1,412,809
Verisk Analytics, Inc.	12,565	3,724,643
		33,125,943
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	26,728	3,265,627
CoStar Group, Inc. *	36,656	2,718,776
INVESTMENTS	SHARES	VALUE($)

Real Estate Management & Development — continued
Zillow Group, Inc., Class A *	4,786	315,780
Zillow Group, Inc., Class C *	14,222	957,567
		7,257,750
Residential REITs — 0.3%
AvalonBay Communities, Inc.	12,458	2,615,931
Camden Property Trust	9,368	1,066,078
Equity LifeStyle Properties, Inc.	15,891	1,029,419
Equity Residential	30,193	2,121,360
Essex Property Trust, Inc.	5,656	1,578,872
Invitation Homes, Inc.	50,350	1,721,467
Mid-America Apartment Communities, Inc.	10,247	1,635,934
Sun Communities, Inc.	10,915	1,358,153
UDR, Inc.	26,345	1,103,329
		14,230,543
Retail REITs — 0.3%
Kimco Realty Corp.	59,133	1,181,477
Realty Income Corp.	76,618	4,433,118
Regency Centers Corp.	14,676	1,059,314
Simon Property Group, Inc.	26,995	4,248,473
		10,922,382
Semiconductors & Semiconductor Equipment — 9.7%
Advanced Micro Devices, Inc. *	142,513	13,873,640
Analog Devices, Inc.	43,663	8,510,792
Applied Materials, Inc.	71,436	10,766,120
Broadcom, Inc.	404,619	77,877,019
Enphase Energy, Inc. *	12,013	535,660
Entegris, Inc.	13,171	1,042,089
First Solar, Inc. *	8,933	1,123,950
Intel Corp.	379,501	7,627,970
KLA Corp.	11,704	8,224,284
Lam Research Corp.	113,092	8,105,304
Marvell Technology, Inc.	75,703	4,418,784
Microchip Technology, Inc.	46,715	2,152,627
Micron Technology, Inc.	97,469	7,500,240
Monolithic Power Systems, Inc.	4,098	2,430,524
NVIDIA Corp.	2,076,279	226,148,309
NXP Semiconductors NV (Netherlands)	22,486	4,144,395
ON Semiconductor Corp. *	37,849	1,502,605
QUALCOMM, Inc.	97,327	14,449,166
Skyworks Solutions, Inc.	14,044	902,748
Teradyne, Inc.	14,325	1,063,058
Texas Instruments, Inc.	80,263	12,846,093
		415,245,377
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	53

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — 10.8%
Adobe, Inc. *	38,310	14,365,484
ANSYS, Inc. *	7,646	2,461,094
AppLovin Corp., Class A *	20,486	5,517,085
Atlassian Corp., Class A *	14,306	3,266,203
Autodesk, Inc. *	18,938	5,193,746
Bentley Systems, Inc., Class B	11,785	506,637
Cadence Design Systems, Inc. *	24,078	7,168,984
Crowdstrike Holdings, Inc., Class A *	20,252	8,685,475
Datadog, Inc., Class A *	27,391	2,798,265
Docusign, Inc. *	17,866	1,460,545
Dynatrace, Inc. *	24,283	1,140,573
Fair Isaac Corp. *	2,072	4,122,617
Fortinet, Inc. *	57,233	5,938,496
Gen Digital, Inc.	50,485	1,306,047
HubSpot, Inc. *	4,377	2,676,535
Intuit, Inc.	24,638	15,459,606
Microsoft Corp.	654,216	258,585,417
MicroStrategy, Inc., Class A *	21,155	8,041,227
Oracle Corp.	142,734	20,085,528
Palantir Technologies, Inc., Class A *	189,931	22,495,428
Palo Alto Networks, Inc. *	57,542	10,756,326
PTC, Inc. *	10,472	1,622,846
Roper Technologies, Inc.	9,363	5,244,029
Salesforce, Inc.	81,418	21,877,831
ServiceNow, Inc. *	18,160	17,342,982
Synopsys, Inc. *	13,608	6,246,208
Tyler Technologies, Inc. *	3,680	1,999,344
Workday, Inc., Class A *	18,640	4,566,800
Zoom Communications, Inc., Class A *	21,098	1,635,939
Zscaler, Inc. *	8,426	1,905,708
		464,473,005
Specialized REITs — 1.0%
American Tower Corp.	41,019	9,246,093
Crown Castle, Inc.	38,096	4,029,033
Digital Realty Trust, Inc.	29,182	4,684,878
Equinix, Inc.	8,492	7,309,489
Extra Space Storage, Inc.	18,582	2,722,635
Iron Mountain, Inc.	25,690	2,303,622
Public Storage	13,914	4,180,183
SBA Communications Corp.	9,480	2,307,432
VICI Properties, Inc.	92,771	2,970,527
Weyerhaeuser Co.	63,982	1,657,774
		41,411,666
INVESTMENTS	SHARES	VALUE($)

Specialty Retail — 1.9%
AutoZone, Inc. *	1,495	5,625,087
Best Buy Co., Inc.	17,229	1,149,002
Burlington Stores, Inc. *	5,572	1,253,923
CarMax, Inc. *	13,896	898,654
Carvana Co. *	10,451	2,553,702
Home Depot, Inc. (The)	87,308	31,473,661
Lowe's Cos., Inc.	49,288	11,018,825
O'Reilly Automotive, Inc. *	5,064	7,166,573
Ross Stores, Inc.	28,444	3,953,716
TJX Cos., Inc. (The)	99,144	12,757,850
Tractor Supply Co.	47,532	2,406,070
Ulta Beauty, Inc. *	4,081	1,614,607
		81,871,670
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	1,320,551	280,617,087
Dell Technologies, Inc., Class C	27,379	2,512,297
Hewlett Packard Enterprise Co.	114,380	1,855,244
HP, Inc.	82,820	2,117,707
NetApp, Inc.	18,150	1,628,963
Seagate Technology Holdings plc	17,735	1,614,417
Super Micro Computer, Inc. * (a)	43,886	1,398,208
Western Digital Corp. *	30,281	1,328,125
		293,072,048
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp. *	13,549	1,501,636
Lululemon Athletica, Inc. *	9,440	2,556,069
NIKE, Inc., Class B	102,491	5,780,492
		9,838,197
Tobacco — 0.7%
Altria Group, Inc.	149,143	8,821,808
Philip Morris International, Inc.	136,469	23,385,328
		32,207,136
Trading Companies & Distributors — 0.4%
Fastenal Co.	50,253	4,068,986
Ferguson Enterprises, Inc.	17,654	2,995,178
United Rentals, Inc.	5,772	3,644,729
Watsco, Inc.	3,073	1,413,088
WW Grainger, Inc.	3,939	4,034,757
		16,156,738
Water Utilities — 0.1%
American Water Works Co., Inc.	17,131	2,518,428
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	40,710	10,053,334
Total Common Stocks (Cost $3,581,482,536)		4,263,959,742
	NO. OF RIGHTS
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $1,765)	1,730	1,764
	SHARES
Short-Term Investments — 0.5%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (c) (d) (Cost $18,595,348)	18,595,348	18,595,348
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (c) (d) (Cost $1,677,204)	1,677,204	1,677,204
Total Short-Term Investments (Cost $20,272,552)		20,272,552
Total Investments — 99.9% (Cost $3,601,756,853)		4,284,234,058
Other Assets in Excess of Liabilities — 0.1%		2,943,267
NET ASSETS — 100.0%		4,287,177,325

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $1,470,761.
(b)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2025.
Futures contracts outstanding as of April 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	79	06/20/2025	USD	22,069,638	(262,071)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	55

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.4%
Aerospace & Defense — 1.6%
BWX Technologies, Inc.	44,968	4,906,908
Curtiss-Wright Corp.	18,773	6,474,620
Hexcel Corp.	40,816	1,978,352
Huntington Ingalls Industries, Inc.	19,500	4,491,630
Leonardo DRS, Inc.	35,748	1,321,246
Loar Holdings, Inc. *	6,218	588,098
Spirit AeroSystems Holdings, Inc., Class A *	56,671	2,040,156
Standardaero, Inc. *	37,674	1,017,952
Woodward, Inc.	27,837	5,221,386
		28,040,348
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	57,129	5,097,049
GXO Logistics, Inc. *	58,336	2,114,097
		7,211,146
Automobile Components — 0.7%
Autoliv, Inc. (Sweden)	34,063	3,175,693
BorgWarner, Inc.	111,733	3,170,983
Gentex Corp.	114,732	2,498,863
Lear Corp.	27,905	2,392,854
		11,238,393
Automobiles — 0.6%
Harley-Davidson, Inc.	55,621	1,247,023
Lucid Group, Inc. * (a)	598,383	1,501,941
Rivian Automotive, Inc., Class A * (a)	419,876	5,735,506
Thor Industries, Inc.	25,159	1,822,015
		10,306,485
Banks — 4.6%
Bank OZK	52,867	2,252,134
BOK Financial Corp.	11,266	1,049,653
Cadence Bank	88,591	2,592,173
Columbia Banking System, Inc.	101,979	2,286,369
Comerica, Inc.	64,736	3,479,560
Commerce Bancshares, Inc.	65,582	3,983,451
Cullen/Frost Bankers, Inc.	29,582	3,445,416
First Financial Bankshares, Inc.	70,056	2,347,577
First Horizon Corp.	254,910	4,608,773
FNB Corp.	175,619	2,298,853
Glacier Bancorp, Inc.	55,774	2,273,348
Hancock Whitney Corp.	42,292	2,202,990
Home BancShares, Inc.	95,575	2,652,206
Old National Bancorp	156,425	3,220,791
Pinnacle Financial Partners, Inc.	37,763	3,785,363
INVESTMENTS	SHARES	VALUE($)

Banks — continued
Popular, Inc. (Puerto Rico)	34,746	3,315,463
Prosperity Bancshares, Inc.	46,606	3,164,547
SouthState Corp.	47,837	4,151,295
Synovus Financial Corp.	71,790	3,109,943
TFS Financial Corp.	25,923	335,962
UMB Financial Corp.	33,892	3,205,167
United Bankshares, Inc.	68,961	2,364,673
Valley National Bancorp	231,182	1,988,165
Webster Financial Corp.	84,451	3,994,532
Western Alliance Bancorp	53,687	3,742,521
Wintrust Financial Corp.	31,814	3,536,762
Zions Bancorp NA	72,725	3,270,443
		78,658,130
Beverages — 0.4%
Celsius Holdings, Inc. *	78,304	2,737,508
Coca-Cola Consolidated, Inc.	2,569	3,483,076
National Beverage Corp.	12,096	537,062
		6,757,646
Biotechnology — 3.6%
Alkermes plc *	82,903	2,385,119
Amicus Therapeutics, Inc. *	129,668	995,850
Apellis Pharmaceuticals, Inc. *	39,974	767,901
Blueprint Medicines Corp. *	30,431	2,723,574
CRISPR Therapeutics AG (Switzerland) * (a)	41,752	1,614,550
Cytokinetics, Inc. *	57,122	2,447,106
Exelixis, Inc. *	142,278	5,570,184
Halozyme Therapeutics, Inc. *	62,541	3,841,268
Immunovant, Inc. * (a)	30,598	494,158
Insmed, Inc. *	87,031	6,266,232
Ionis Pharmaceuticals, Inc. *	72,287	2,219,934
Madrigal Pharmaceuticals, Inc. *	7,810	2,607,837
Natera, Inc. *	62,375	9,414,259
Revolution Medicines, Inc. *	76,717	3,097,832
Roivant Sciences Ltd. *	211,610	2,458,908
Sarepta Therapeutics, Inc. *	44,820	2,796,768
Summit Therapeutics, Inc. * (a)	55,499	1,338,636
Ultragenyx Pharmaceutical, Inc. *	40,851	1,592,372
United Therapeutics Corp. *	18,790	5,695,061
Vaxcyte, Inc. *	53,921	1,932,529
Viking Therapeutics, Inc. *	51,038	1,473,467
		61,733,545
Broadline Retail — 0.5%
Dillard's, Inc., Class A	2,035	705,453
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Broadline Retail — continued
Etsy, Inc. *	57,402	2,495,839
Macy's, Inc.	134,677	1,538,012
Ollie's Bargain Outlet Holdings, Inc. *	30,321	3,217,361
		7,956,665
Building Products — 2.4%
A O Smith Corp.	59,412	4,031,698
AAON, Inc.	33,522	3,059,553
Advanced Drainage Systems, Inc.	34,719	3,940,259
Armstrong World Industries, Inc.	21,688	3,145,194
AZEK Co., Inc. (The) *	71,586	3,547,802
Carlisle Cos., Inc.	22,746	8,631,652
Fortune Brands Innovations, Inc.	61,899	3,331,404
Simpson Manufacturing Co., Inc.	20,969	3,222,726
Trex Co., Inc. *	53,309	3,082,327
UFP Industries, Inc.	30,313	2,996,440
Zurn Elkay Water Solutions Corp.	71,742	2,436,358
		41,425,413
Capital Markets — 4.6%
Affiliated Managers Group, Inc.	14,717	2,437,577
Blue Owl Capital, Inc.	244,477	4,530,159
Cohen & Steers, Inc.	12,927	986,589
Evercore, Inc., Class A	17,847	3,663,811
Federated Hermes, Inc.	41,185	1,672,523
Freedom Holding Corp. (Kazakhstan) * (a)	8,481	1,211,341
Hamilton Lane, Inc., Class A	19,266	2,976,404
Houlihan Lokey, Inc.	25,757	4,174,695
Interactive Brokers Group, Inc., Class A	52,323	8,991,708
Invesco Ltd.	160,112	2,230,360
Janus Henderson Group plc	63,537	2,110,064
Jefferies Financial Group, Inc.	80,010	3,738,867
Lazard, Inc.	44,370	1,725,993
MarketAxess Holdings, Inc.	18,589	4,119,136
Morningstar, Inc.	13,064	3,719,582
Robinhood Markets, Inc., Class A *	252,057	12,378,519
SEI Investments Co.	55,341	4,332,647
Stifel Financial Corp.	49,267	4,221,689
TPG, Inc.	43,051	1,999,719
Tradeweb Markets, Inc., Class A	57,025	7,886,557
		79,107,940
Chemicals — 2.1%
Ashland, Inc.	22,973	1,249,501
Avient Corp.	44,750	1,490,623
Axalta Coating Systems Ltd. *	101,454	3,297,255
INVESTMENTS	SHARES	VALUE($)

Chemicals — continued
Balchem Corp.	15,827	2,477,717
Cabot Corp.	27,069	2,125,999
Element Solutions, Inc.	111,075	2,267,041
FMC Corp.	61,244	2,567,348
HB Fuller Co.	26,519	1,433,087
Huntsman Corp.	81,528	1,085,138
Mosaic Co. (The)	157,771	4,796,238
NewMarket Corp.	3,548	2,183,084
Olin Corp.	58,624	1,267,451
RPM International, Inc.	63,305	6,757,809
Scotts Miracle-Gro Co. (The)	21,002	1,058,081
Sensient Technologies Corp.	20,740	1,948,523
		36,004,895
Commercial Services & Supplies — 0.9%
Casella Waste Systems, Inc., Class A *	30,157	3,541,940
Clean Harbors, Inc. *	25,061	5,361,550
MSA Safety, Inc.	18,254	2,873,545
Tetra Tech, Inc.	130,434	4,068,236
		15,845,271
Communications Equipment — 0.4%
Ciena Corp. *	70,701	4,748,279
Lumentum Holdings, Inc. *	32,824	1,937,929
		6,686,208
Construction & Engineering — 2.3%
AECOM	66,822	6,591,990
API Group Corp. *	92,013	3,480,852
Arcosa, Inc.	23,840	1,908,869
Comfort Systems USA, Inc.	17,507	6,959,908
EMCOR Group, Inc.	23,140	9,272,198
Fluor Corp. *	83,469	2,912,233
MasTec, Inc. *	30,086	3,830,550
Valmont Industries, Inc.	9,706	2,845,993
WillScot Holdings Corp.	94,259	2,367,786
		40,170,379
Construction Materials — 0.2%
Eagle Materials, Inc.	16,761	3,794,523
Consumer Finance — 1.2%
Ally Financial, Inc.	133,085	4,346,556
Credit Acceptance Corp. * (a)	2,901	1,414,005
FirstCash Holdings, Inc.	19,481	2,609,675
OneMain Holdings, Inc.	55,381	2,606,784
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	57

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Finance — continued
SLM Corp.	107,667	3,112,653
SoFi Technologies, Inc. *	529,658	6,626,021
		20,715,694
Consumer Staples Distribution & Retail — 2.8%
Albertsons Cos., Inc., Class A	192,624	4,233,876
BJ's Wholesale Club Holdings, Inc. *	60,424	7,103,445
Casey's General Stores, Inc.	18,312	8,470,948
Maplebear, Inc. *	71,841	2,865,738
Performance Food Group Co. *	76,308	6,155,003
Sprouts Farmers Market, Inc. *	49,324	8,434,404
US Foods Holding Corp. *	112,585	7,392,331
Walgreens Boots Alliance, Inc.	351,853	3,859,827
		48,515,572
Containers & Packaging — 0.9%
AptarGroup, Inc.	32,260	4,837,387
Graphic Packaging Holding Co.	150,090	3,798,778
Greif, Inc., Class A	12,597	661,090
Sealed Air Corp.	70,832	1,952,130
Silgan Holdings, Inc.	40,441	2,088,778
Sonoco Products Co.	47,990	1,967,590
		15,305,753
Distributors — 0.3%
LKQ Corp.	131,231	5,014,337
Diversified Consumer Services — 1.4%
ADT, Inc.	147,303	1,181,370
Bright Horizons Family Solutions, Inc. *	28,198	3,536,593
Duolingo, Inc. *	18,008	7,013,756
Grand Canyon Education, Inc. *	13,802	2,461,863
H&R Block, Inc.	68,495	4,135,043
Service Corp. International	71,583	5,719,482
		24,048,107
Diversified REITs — 0.2%
Essential Properties Realty Trust, Inc.	92,246	2,967,554
Diversified Telecommunication Services — 0.6%
AST SpaceMobile, Inc. * (a)	89,232	2,071,075
Cogent Communications Holdings, Inc.	21,501	1,168,579
Frontier Communications Parent, Inc. *	89,615	3,248,544
Iridium Communications, Inc.	51,184	1,235,070
Liberty Global Ltd., Class A (Belgium) *	81,465	892,042
Liberty Global Ltd., Class C (Belgium) *	74,483	844,637
Lumen Technologies, Inc. *	487,821	1,726,886
		11,186,833
INVESTMENTS	SHARES	VALUE($)

Electric Utilities — 1.2%
ALLETE, Inc.	28,272	1,851,533
IDACORP, Inc.	26,176	3,091,124
OGE Energy Corp.	98,517	4,470,702
Otter Tail Corp.	20,332	1,613,954
Pinnacle West Capital Corp.	55,778	5,308,950
Portland General Electric Co.	50,628	2,132,451
TXNM Energy, Inc.	44,368	2,360,378
		20,829,092
Electrical Equipment — 1.3%
Acuity, Inc.	15,173	3,696,295
Atkore, Inc.	16,886	1,078,509
EnerSys	19,812	1,715,719
Generac Holdings, Inc. *	29,696	3,396,628
NEXTracker, Inc., Class A *	62,571	2,541,008
nVent Electric plc	81,201	4,458,747
Regal Rexnord Corp.	32,570	3,447,209
Sensata Technologies Holding plc	74,226	1,588,436
		21,922,551
Electronic Equipment, Instruments & Components — 2.6%
Advanced Energy Industries, Inc.	18,337	1,786,207
Arrow Electronics, Inc. *	26,130	2,909,837
Avnet, Inc.	44,419	2,087,249
Badger Meter, Inc.	14,426	3,185,549
Belden, Inc.	19,968	2,058,901
Cognex Corp.	80,440	2,196,012
Coherent Corp. *	73,691	4,739,805
Fabrinet (Thailand) *	17,853	3,660,936
Insight Enterprises, Inc. *	13,684	1,892,224
IPG Photonics Corp. *	12,891	772,042
Jabil, Inc.	52,154	7,643,690
Littelfuse, Inc.	12,237	2,230,927
Novanta, Inc. *	17,507	2,080,882
Sanmina Corp. *	27,222	2,090,377
TD SYNNEX Corp.	24,238	2,685,570
Vontier Corp.	75,760	2,409,926
		44,430,134
Energy Equipment & Services — 0.6%
ChampionX Corp.	93,290	2,251,088
Helmerich & Payne, Inc.	48,417	914,597
NOV, Inc.	193,183	2,242,854
Patterson-UTI Energy, Inc.	183,476	1,034,805
Transocean Ltd. * (a)	382,663	815,072
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Energy Equipment & Services — continued
Valaris Ltd. *	30,764	993,985
Weatherford International plc	35,947	1,488,206
		9,740,607
Entertainment — 0.8%
Madison Square Garden Sports Corp. *	8,294	1,597,175
Playtika Holding Corp.	34,684	182,785
Roku, Inc. *	59,020	4,023,984
TKO Group Holdings, Inc.	34,689	5,651,185
Warner Music Group Corp., Class A	66,166	2,014,755
		13,469,884
Financial Services — 2.5%
Affirm Holdings, Inc. *	112,137	5,579,937
Enact Holdings, Inc.	14,391	515,054
Essent Group Ltd.	52,409	2,983,644
Euronet Worldwide, Inc. *	21,280	2,108,848
Jackson Financial, Inc., Class A	34,032	2,651,433
MGIC Investment Corp.	130,605	3,253,371
Mr. Cooper Group, Inc. *	29,830	3,550,068
PennyMac Financial Services, Inc.	13,726	1,337,462
Radian Group, Inc.	74,300	2,373,142
Remitly Global, Inc. *	71,103	1,437,703
Shift4 Payments, Inc., Class A * (a)	31,331	2,562,876
Toast, Inc., Class A *	238,373	8,481,311
Voya Financial, Inc.	49,390	2,923,888
Western Union Co. (The)	166,087	1,645,922
WEX, Inc. *	17,136	2,234,020
		43,638,679
Food Products — 1.1%
Darling Ingredients, Inc. *	78,235	2,518,385
Flowers Foods, Inc.	98,342	1,729,836
Freshpet, Inc. *	22,228	1,634,647
Ingredion, Inc.	32,003	4,250,638
J & J Snack Foods Corp.	7,401	959,096
Lancaster Colony Corp.	10,002	1,628,126
Pilgrim's Pride Corp.	20,383	1,112,504
Post Holdings, Inc. *	26,702	3,021,865
Simply Good Foods Co. (The) *	44,192	1,595,773
		18,450,870
Gas Utilities — 1.0%
MDU Resources Group, Inc.	91,752	1,572,629
National Fuel Gas Co.	45,079	3,461,165
New Jersey Resources Corp.	48,523	2,374,716
INVESTMENTS	SHARES	VALUE($)

Gas Utilities — continued
ONE Gas, Inc.	29,070	2,282,286
Southwest Gas Holdings, Inc.	27,229	1,966,206
Spire, Inc.	28,178	2,156,744
UGI Corp.	103,038	3,378,616
		17,192,362
Ground Transportation — 1.3%
Avis Budget Group, Inc. * (a)	8,697	805,603
Knight-Swift Transportation Holdings, Inc.	74,056	2,900,774
Landstar System, Inc.	17,645	2,367,077
Lyft, Inc., Class A *	170,799	2,117,908
Ryder System, Inc.	21,450	2,953,021
Saia, Inc. *	13,032	3,179,808
U-Haul Holding Co. *	3,742	229,721
U-Haul Holding Co.	45,969	2,519,101
XPO, Inc. *	56,988	6,047,567
		23,120,580
Health Care Equipment & Supplies — 2.1%
Dentsply Sirona, Inc.	101,823	1,415,340
Envista Holdings Corp. *	84,225	1,354,338
Glaukos Corp. *	25,900	2,441,075
Globus Medical, Inc., Class A *	55,343	3,971,967
Haemonetics Corp. *	24,909	1,569,765
Inspire Medical Systems, Inc. *	14,493	2,295,401
Lantheus Holdings, Inc. *	33,583	3,504,050
Masimo Corp. *	21,937	3,530,980
Merit Medical Systems, Inc. *	28,378	2,680,302
Neogen Corp. *	106,293	536,780
Penumbra, Inc. *	18,283	5,353,994
Solventum Corp. *	68,046	4,499,201
Teleflex, Inc.	23,092	3,164,759
		36,317,952
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc. *	44,905	1,050,777
Chemed Corp.	7,380	4,291,544
CorVel Corp. *	13,757	1,496,211
DaVita, Inc. *	21,868	3,095,415
Encompass Health Corp.	49,060	5,739,530
Ensign Group, Inc. (The)	27,740	3,578,183
HealthEquity, Inc. *	42,035	3,603,240
Henry Schein, Inc. *	62,734	4,075,828
Option Care Health, Inc. *	85,411	2,759,630
PACS Group, Inc. *	11,891	114,510
Select Medical Holdings Corp.	50,139	914,535
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	59

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
Surgery Partners, Inc. *	37,394	820,798
Tenet Healthcare Corp. *	47,568	6,799,846
		38,340,047
Health Care REITs — 0.5%
Healthcare Realty Trust, Inc.	173,968	2,701,723
Omega Healthcare Investors, Inc.	132,536	5,175,531
		7,877,254
Health Care Technology — 0.2%
Doximity, Inc., Class A *	60,797	3,458,134
Waystar Holding Corp. *	22,855	849,520
		4,307,654
Hotel & Resort REITs — 0.2%
Apple Hospitality REIT, Inc.	111,194	1,308,753
Ryman Hospitality Properties, Inc.	28,664	2,520,999
		3,829,752
Hotels, Restaurants & Leisure — 3.7%
Aramark	126,959	4,244,239
Boyd Gaming Corp.	29,463	2,037,072
Caesars Entertainment, Inc. *	101,860	2,756,332
Cava Group, Inc. *	34,759	3,212,774
Choice Hotels International, Inc. (a)	13,740	1,732,751
Churchill Downs, Inc.	34,627	3,130,627
DraftKings, Inc., Class A *	234,168	7,795,453
Hilton Grand Vacations, Inc. *	31,019	1,043,169
Hyatt Hotels Corp., Class A	20,282	2,285,376
Life Time Group Holdings, Inc. *	29,139	893,402
Light & Wonder, Inc. *	44,248	3,777,894
Norwegian Cruise Line Holdings Ltd. *	208,840	3,347,705
Penn Entertainment, Inc. *	66,562	1,013,074
Planet Fitness, Inc., Class A *	42,668	4,035,966
Texas Roadhouse, Inc.	32,817	5,446,309
Travel + Leisure Co.	34,388	1,510,665
United Parks & Resorts, Inc. *	13,577	592,636
Vail Resorts, Inc.	18,623	2,592,322
Wendy's Co. (The)	80,473	1,005,912
Wingstop, Inc.	14,468	3,817,961
Wyndham Hotels & Resorts, Inc.	39,238	3,347,001
Wynn Resorts Ltd.	47,278	3,796,896
		63,415,536
Household Durables — 1.8%
Champion Homes, Inc. *	28,001	2,422,086
Installed Building Products, Inc.	11,724	1,944,191
INVESTMENTS	SHARES	VALUE($)

Household Durables — continued
KB Home	32,898	1,777,479
Meritage Homes Corp.	35,715	2,433,620
Mohawk Industries, Inc. *	26,155	2,781,584
Newell Brands, Inc.	193,142	923,219
Somnigroup International, Inc. (a)	83,636	5,106,814
Taylor Morrison Home Corp. *	48,954	2,807,512
Toll Brothers, Inc.	50,646	5,108,662
TopBuild Corp. *	14,497	4,287,633
Whirlpool Corp.	26,927	2,053,992
		31,646,792
Household Products — 0.0% ^
Reynolds Consumer Products, Inc.	26,755	615,365
Independent Power and Renewable Electricity Producers — 0.5%
Clearway Energy, Inc.	16,447	449,826
Clearway Energy, Inc., Class C	40,486	1,187,859
Ormat Technologies, Inc.	26,302	1,909,525
Talen Energy Corp. *	22,680	4,878,014
		8,425,224
Industrial REITs — 1.1%
Americold Realty Trust, Inc.	128,441	2,484,049
EastGroup Properties, Inc.	23,610	3,858,346
First Industrial Realty Trust, Inc.	61,355	2,919,271
Rexford Industrial Realty, Inc.	99,749	3,301,692
STAG Industrial, Inc.	89,311	2,949,942
Terreno Realty Corp.	46,370	2,612,022
		18,125,322
Insurance — 4.1%
Assurant, Inc.	25,563	4,927,013
Assured Guaranty Ltd.	23,935	2,099,817
Axis Capital Holdings Ltd.	38,449	3,703,408
Brighthouse Financial, Inc. *	28,723	1,672,253
Enstar Group Ltd. *	5,651	1,889,751
Erie Indemnity Co., Class A	12,382	4,440,433
First American Financial Corp.	50,397	3,064,642
Globe Life, Inc.	41,202	5,081,855
Hanover Insurance Group, Inc. (The)	17,540	2,913,394
Kemper Corp.	30,199	1,785,365
Kinsale Capital Group, Inc.	10,874	4,733,017
Lincoln National Corp.	82,869	2,641,035
Old Republic International Corp.	115,990	4,361,224
Primerica, Inc.	16,892	4,426,886
RenaissanceRe Holdings Ltd. (Bermuda)	23,950	5,794,223
RLI Corp.	40,172	2,973,130
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
Ryan Specialty Holdings, Inc.	51,596	3,380,054
Selective Insurance Group, Inc.	29,773	2,597,099
Unum Group	79,850	6,201,151
White Mountains Insurance Group Ltd.	1,249	2,207,545
		70,893,295
Interactive Media & Services — 0.8%
IAC, Inc. *	37,491	1,309,935
Match Group, Inc.	123,259	3,655,862
Reddit, Inc., Class A *	51,691	6,025,620
Trump Media & Technology Group Corp. * (a)	50,252	1,233,184
ZoomInfo Technologies, Inc. *	143,112	1,225,039
		13,449,640
IT Services — 0.4%
ASGN, Inc. *	22,464	1,131,736
DXC Technology Co. *	87,616	1,359,801
Kyndryl Holdings, Inc. *	112,079	3,633,601
		6,125,138
Leisure Products — 0.7%
Acushnet Holdings Corp. (a)	14,513	961,051
Brunswick Corp.	33,168	1,527,386
Hasbro, Inc.	64,501	3,992,612
Mattel, Inc. *	168,898	2,683,789
Polaris, Inc.	26,250	891,450
YETI Holdings, Inc. *	41,881	1,195,703
		11,251,991
Life Sciences Tools & Services — 1.0%
Bio-Rad Laboratories, Inc., Class A *	10,206	2,491,081
Bruker Corp.	46,467	1,861,468
Charles River Laboratories International, Inc. *	25,157	2,984,123
Medpace Holdings, Inc. *	12,361	3,812,009
Repligen Corp. *	25,705	3,547,033
Sotera Health Co. *	63,114	725,811
Tempus AI, Inc. * (a)	39,223	2,026,652
		17,448,177
Machinery — 4.7%
AGCO Corp.	30,754	2,608,862
Allison Transmission Holdings, Inc.	42,986	3,965,029
Chart Industries, Inc. *	21,007	2,835,525
Crane Co.	23,950	3,855,471
Donaldson Co., Inc.	59,256	3,894,897
Esab Corp.	27,838	3,343,901
INVESTMENTS	SHARES	VALUE($)

Machinery — continued
Federal Signal Corp.	29,965	2,440,050
Flowserve Corp.	64,475	2,916,204
Franklin Electric Co., Inc.	19,740	1,677,110
Gates Industrial Corp. plc *	91,797	1,736,799
Graco, Inc.	82,857	6,761,960
ITT, Inc.	40,302	5,522,180
JBT Marel Corp.	23,379	2,460,873
Lincoln Electric Holdings, Inc.	28,108	4,952,630
Middleby Corp. (The) *	26,313	3,508,839
Mueller Industries, Inc.	53,996	3,971,946
Nordson Corp.	25,156	4,768,823
Oshkosh Corp.	31,919	2,673,535
RBC Bearings, Inc. *	15,203	4,995,250
SPX Technologies, Inc. *	22,649	3,038,363
Terex Corp.	32,905	1,158,256
Timken Co. (The)	33,046	2,123,205
Toro Co. (The)	51,027	3,484,124
Watts Water Technologies, Inc., Class A	13,422	2,788,420
		81,482,252
Marine Transportation — 0.2%
Kirby Corp. *	28,590	2,755,218
Media — 1.0%
Liberty Broadband Corp., Class A *	8,350	743,568
Liberty Broadband Corp., Class C *	53,364	4,823,572
New York Times Co. (The), Class A	76,621	3,988,889
Nexstar Media Group, Inc.	14,173	2,121,131
Paramount Global, Class B	276,103	3,241,449
Sirius XM Holdings, Inc. (a)	118,476	2,537,756
		17,456,365
Metals & Mining — 2.2%
Alcoa Corp.	120,735	2,961,630
ATI, Inc. *	69,322	3,769,730
Carpenter Technology Corp.	24,131	4,720,265
Cleveland-Cliffs, Inc. *	239,823	1,976,142
Commercial Metals Co.	56,459	2,514,684
Hecla Mining Co.	289,195	1,654,195
MP Materials Corp. * (a)	46,813	1,145,046
Reliance, Inc.	27,335	7,878,767
Royal Gold, Inc.	32,312	5,903,725
United States Steel Corp.	109,489	4,785,764
		37,309,948
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp.	433,451	3,827,372
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	61

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mortgage Real Estate Investment Trusts (REITs) — continued
Blackstone Mortgage Trust, Inc., Class A	80,767	1,538,612
Rithm Capital Corp.	252,440	2,822,279
Starwood Property Trust, Inc.	155,114	2,976,638
		11,164,901
Multi-Utilities — 0.3%
Avista Corp.	38,345	1,590,167
Black Hills Corp.	33,872	2,062,805
Northwestern Energy Group, Inc.	28,287	1,647,152
		5,300,124
Office REITs — 0.4%
Cousins Properties, Inc.	73,953	2,036,666
Kilroy Realty Corp.	56,688	1,786,239
Vornado Realty Trust	84,441	2,979,078
		6,801,983
Oil, Gas & Consumable Fuels — 3.1%
Antero Midstream Corp.	166,824	2,760,937
Antero Resources Corp. *	144,318	5,026,596
APA Corp.	181,486	2,820,292
California Resources Corp.	29,044	1,002,308
Chord Energy Corp.	30,187	2,723,773
Civitas Resources, Inc.	35,754	974,297
Comstock Resources, Inc. *	42,975	785,153
DT Midstream, Inc.	47,651	4,631,677
Expand Energy Corp.	98,585	10,242,982
HF Sinclair Corp.	81,751	2,458,253
Magnolia Oil & Gas Corp., Class A	84,810	1,741,149
Matador Resources Co.	58,124	2,298,223
Murphy Oil Corp.	74,899	1,537,676
Ovintiv, Inc.	130,666	4,387,764
PBF Energy, Inc., Class A	50,797	872,692
Peabody Energy Corp.	58,722	724,630
Permian Resources Corp.	308,824	3,644,123
Range Resources Corp.	117,862	3,999,058
SM Energy Co.	56,245	1,281,824
		53,913,407
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	31,534	2,721,700
Passenger Airlines — 0.3%
Alaska Air Group, Inc. *	62,987	2,788,434
American Airlines Group, Inc. *	298,640	2,971,468
		5,759,902
INVESTMENTS	SHARES	VALUE($)

Personal Care Products — 0.5%
BellRing Brands, Inc. *	64,091	4,943,980
Coty, Inc., Class A *	187,824	948,511
elf Beauty, Inc. *	26,085	1,613,879
Interparfums, Inc.	8,888	970,569
		8,476,939
Pharmaceuticals — 0.8%
Axsome Therapeutics, Inc. *	19,365	2,174,496
Elanco Animal Health, Inc. *	241,913	2,293,335
Jazz Pharmaceuticals plc *	30,905	3,614,648
Organon & Co.	125,602	1,624,034
Perrigo Co. plc	66,586	1,712,592
Prestige Consumer Healthcare, Inc. *	24,334	1,976,651
		13,395,756
Professional Services — 2.4%
Alight, Inc., Class A	204,111	1,043,007
Amentum Holdings, Inc. *	61,015	1,331,347
CACI International, Inc., Class A *	10,936	5,007,266
Clarivate plc *	188,058	810,530
Dun & Bradstreet Holdings, Inc.	131,924	1,183,358
ExlService Holdings, Inc. *	79,661	3,861,965
Exponent, Inc.	24,850	1,955,198
FTI Consulting, Inc. *	17,415	2,895,766
Genpact Ltd.	76,116	3,825,590
Insperity, Inc.	17,670	1,148,727
KBR, Inc.	66,140	3,492,854
ManpowerGroup, Inc.	23,609	1,016,840
Maximus, Inc.	27,528	1,843,275
Parsons Corp. *	23,099	1,544,399
Paylocity Holding Corp. *	21,470	4,124,387
Robert Half, Inc.	51,411	2,277,507
Science Applications International Corp.	25,093	3,037,006
TriNet Group, Inc.	15,677	1,227,980
		41,627,002
Real Estate Management & Development — 0.4%
Howard Hughes Holdings, Inc. *	15,321	1,019,306
Jones Lang LaSalle, Inc. *	23,307	5,300,245
		6,319,551
Residential REITs — 0.5%
American Homes 4 Rent, Class A	157,570	5,891,543
Independence Realty Trust, Inc.	110,310	2,143,323
		8,034,866
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Retail REITs — 1.1%
Agree Realty Corp.	52,501	4,074,603
Brixmor Property Group, Inc.	147,562	3,675,769
Federal Realty Investment Trust	40,803	3,836,298
Kite Realty Group Trust	107,804	2,333,957
NNN REIT, Inc.	89,649	3,685,470
Phillips Edison & Co., Inc.	60,146	2,087,066
		19,693,163
Semiconductors & Semiconductor Equipment — 1.7%
Allegro MicroSystems, Inc. (Japan) *	60,579	1,155,242
Amkor Technology, Inc.	58,026	1,012,554
Astera Labs, Inc. *	12,312	804,097
Cirrus Logic, Inc. *	26,485	2,543,619
Lattice Semiconductor Corp. *	67,622	3,308,744
MACOM Technology Solutions Holdings, Inc. *	28,055	2,910,706
MKS Instruments, Inc.	28,488	1,998,148
Onto Innovation, Inc. *	24,142	2,944,600
Power Integrations, Inc.	27,715	1,361,361
Qorvo, Inc. *	47,027	3,370,425
Rambus, Inc. *	52,776	2,574,941
Silicon Laboratories, Inc. *	15,553	1,582,673
Universal Display Corp.	23,224	2,917,631
		28,484,741
Software — 4.8%
Aurora Innovation, Inc. *	481,007	3,482,491
Bill Holdings, Inc. *	48,258	2,199,117
Blackbaud, Inc. *	20,696	1,252,936
BlackLine, Inc. *	24,954	1,178,577
Box, Inc., Class A *	71,254	2,224,550
CCC Intelligent Solutions Holdings, Inc. *	220,474	2,041,589
Commvault Systems, Inc. *	21,497	3,592,794
Confluent, Inc., Class A *	118,569	2,823,128
Dolby Laboratories, Inc., Class A	28,998	2,226,756
DoubleVerify Holdings, Inc. *	71,320	945,703
Dropbox, Inc., Class A *	105,129	3,001,433
Elastic NV *	42,023	3,622,383
Gitlab, Inc., Class A *	62,994	2,939,930
Guidewire Software, Inc. *	40,943	8,383,898
Informatica, Inc., Class A *	65,121	1,226,228
Manhattan Associates, Inc. *	30,161	5,350,260
Nutanix, Inc., Class A *	122,653	8,426,261
Pegasystems, Inc.	20,327	1,871,710
Procore Technologies, Inc. *	42,321	2,712,353
Qualys, Inc. *	18,094	2,274,597
INVESTMENTS	SHARES	VALUE($)

Software — continued
Samsara, Inc., Class A *	123,105	4,882,344
SentinelOne, Inc., Class A *	134,635	2,490,747
SPS Commerce, Inc. *	17,943	2,575,000
Tenable Holdings, Inc. *	58,408	1,785,533
Teradata Corp. *	47,327	1,017,531
UiPath, Inc., Class A *	217,450	2,596,353
Unity Software, Inc. *	146,069	3,077,674
Workiva, Inc. *	25,026	1,883,707
		82,085,583
Specialized REITs — 1.3%
CubeSmart	110,162	4,480,288
EPR Properties	36,978	1,830,041
Gaming and Leisure Properties, Inc.	128,219	6,136,561
Lamar Advertising Co., Class A	42,776	4,868,337
National Storage Affiliates Trust	33,923	1,261,936
PotlatchDeltic Corp.	38,881	1,492,642
Rayonier, Inc.	65,867	1,611,107
		21,680,912
Specialty Retail — 3.3%
Abercrombie & Fitch Co., Class A *	24,456	1,697,735
Academy Sports & Outdoors, Inc.	34,065	1,283,569
Asbury Automotive Group, Inc. *	9,912	2,162,204
AutoNation, Inc. *	13,112	2,283,455
Bath & Body Works, Inc.	109,356	3,336,452
Dick's Sporting Goods, Inc.	28,471	5,345,145
Five Below, Inc. *	26,863	2,038,633
Floor & Decor Holdings, Inc., Class A *	52,263	3,733,669
GameStop Corp., Class A *	200,083	5,574,312
Gap, Inc. (The)	109,808	2,404,795
Group 1 Automotive, Inc.	6,656	2,686,561
Lithia Motors, Inc., Class A	13,510	3,955,188
Murphy USA, Inc.	9,844	4,907,923
Penske Automotive Group, Inc.	9,734	1,515,292
RH *	7,350	1,352,620
Signet Jewelers Ltd.	21,637	1,283,074
Valvoline, Inc. *	63,291	2,168,350
Williams-Sonoma, Inc.	60,429	9,334,468
		57,063,445
Technology Hardware, Storage & Peripherals — 0.4%
Pure Storage, Inc., Class A *	150,953	6,847,228
Textiles, Apparel & Luxury Goods — 1.4%
Columbia Sportswear Co.	16,694	1,037,866
Crocs, Inc. *	29,464	2,840,919
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	63

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — continued
PVH Corp.	27,846	1,920,817
Ralph Lauren Corp.	19,651	4,420,493
Skechers U.S.A., Inc., Class A *	65,713	3,155,538
Tapestry, Inc.	101,725	7,186,871
Under Armour, Inc., Class A *	92,861	531,165
Under Armour, Inc., Class C *	74,600	405,824
VF Corp.	161,827	1,922,505
		23,421,998
Trading Companies & Distributors — 1.9%
Air Lease Corp.	51,335	2,400,425
Applied Industrial Technologies, Inc.	19,009	4,624,509
Core & Main, Inc., Class A *	88,990	4,687,993
FTAI Aviation Ltd.	48,713	5,217,649
GATX Corp.	17,278	2,521,897
Herc Holdings, Inc. (a)	13,042	1,427,316
MSC Industrial Direct Co., Inc., Class A	21,712	1,660,534
QXO, Inc. (a)	185,398	2,473,209
Rush Enterprises, Inc., Class A	30,299	1,544,946
Rush Enterprises, Inc., Class B	3,840	222,106
SiteOne Landscape Supply, Inc. *	21,886	2,512,732
WESCO International, Inc.	21,832	3,557,743
		32,851,059
Water Utilities — 0.5%
American States Water Co.	18,191	1,475,472
California Water Service Group	28,302	1,433,497
Essential Utilities, Inc.	123,079	5,062,239
		7,971,208
Total Common Stocks (Cost $1,683,395,151)		1,690,173,986
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 3.3%
Investment Companies — 1.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (b) (c) (Cost $21,072,047)	21,072,047	21,072,047
Investment of Cash Collateral from Securities Loaned — 2.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (b) (c) (Cost $34,778,455)	34,778,455	34,778,455
Total Short-Term Investments (Cost $55,850,502)		55,850,502
Total Investments — 101.7% (Cost $1,739,245,653)		1,746,024,488
Liabilities in Excess of Other Assets — (1.7)%		(28,341,838)
NET ASSETS — 100.0%		1,717,682,650

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $33,640,148.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2025.
Futures contracts outstanding as of April 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	94	06/20/2025	USD	26,858,620	(635,520)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	April 30, 2025

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.9%
Aerospace & Defense — 2.0%
AAR Corp. *	12,855	687,228
AeroVironment, Inc. *	10,154	1,538,534
Cadre Holdings, Inc.	8,234	240,021
Kratos Defense & Security Solutions, Inc. *	53,609	1,811,180
Mercury Systems, Inc. *	19,618	980,900
Moog, Inc., Class A	10,463	1,749,937
Rocket Lab USA, Inc. *	98,186	2,139,473
Triumph Group, Inc. *	27,581	700,557
V2X, Inc. *	4,435	220,686
		10,068,516
Air Freight & Logistics — 0.1%
Hub Group, Inc., Class A	22,478	710,080
Automobile Components — 2.0%
Adient plc *	32,784	414,718
Dana, Inc.	47,516	652,870
Dorman Products, Inc. *	9,523	1,078,956
Fox Factory Holding Corp. *	15,204	308,793
Garrett Motion, Inc. (Switzerland)	35,850	330,537
Gentherm, Inc. *	11,535	300,025
Goodyear Tire & Rubber Co. (The) *	103,484	1,125,906
LCI Industries	9,236	711,911
Mobileye Global, Inc., Class A (Israel) * (a)	30,803	449,108
Modine Manufacturing Co. *	18,064	1,474,745
Patrick Industries, Inc.	12,040	926,839
Phinia, Inc.	15,110	606,666
QuantumScape Corp. * (a)	130,304	509,489
Visteon Corp. *	10,150	803,778
XPEL, Inc. * (b)	7,856	224,996
		9,919,337
Automobiles — 0.1%
Winnebago Industries, Inc.	10,509	334,396
Banks — 11.0%
1st Source Corp.	6,679	400,406
Amalgamated Financial Corp.	5,986	168,566
Amerant Bancorp, Inc.	12,207	205,566
Ameris Bancorp	24,296	1,423,746
Associated Banc-Corp.	59,938	1,322,232
Atlantic Union Bankshares Corp.	51,137	1,416,495
Axos Financial, Inc. *	19,565	1,241,986
Banc of California, Inc.	52,156	703,063
BancFirst Corp.	7,542	888,598
Bancorp, Inc. (The) *	16,831	813,106
Bank of Hawaii Corp.	14,469	956,546
BankUnited, Inc.	26,936	881,077
Banner Corp.	12,487	763,455
Berkshire Hills Bancorp, Inc.	15,875	394,176
Brookline Bancorp, Inc.	32,373	337,974
Cathay General Bancorp	25,716	1,072,100
City Holding Co.	5,408	626,625
Columbia Financial, Inc. *	10,402	140,115
Community Financial System, Inc.	19,279	1,052,441
INVESTMENTS	SHARES	VALUE($)

Banks — continued
Community Trust Bancorp, Inc.	5,784	283,185
Customers Bancorp, Inc. *	10,854	542,700
CVB Financial Corp.	48,260	894,740
Dime Community Bancshares, Inc.	15,599	400,738
Eastern Bankshares, Inc.	72,914	1,087,877
Enterprise Financial Services Corp.	13,637	709,397
FB Financial Corp.	13,110	557,962
First Bancorp	14,687	594,236
First BanCorp (Puerto Rico)	60,422	1,186,688
First Busey Corp.	31,770	660,498
First Commonwealth Financial Corp.	37,192	569,781
First Financial Bancorp	34,690	803,073
First Hawaiian, Inc.	46,340	1,059,332
First Interstate BancSystem, Inc., Class A	34,445	902,287
First Merchants Corp.	21,249	757,314
Flagstar Financial, Inc.	111,308	1,303,417
Fulton Financial Corp.	66,313	1,106,101
German American Bancorp, Inc.	10,775	408,480
Hilltop Holdings, Inc.	16,830	496,990
Hope Bancorp, Inc.	42,523	423,954
Independent Bank Corp.	15,497	915,718
International Bancshares Corp.	19,523	1,191,684
Lakeland Financial Corp.	9,019	502,088
Live Oak Bancshares, Inc.	12,537	327,717
National Bank Holdings Corp., Class A	13,760	497,562
NBT Bancorp, Inc.	17,124	725,030
Nicolet Bankshares, Inc.	5,130	599,235
Northwest Bancshares, Inc.	44,492	549,476
OceanFirst Financial Corp.	21,340	353,390
OFG Bancorp (Puerto Rico)	17,130	674,066
Origin Bancorp, Inc.	10,637	340,809
Pacific Premier Bancorp, Inc.	35,043	712,775
Park National Corp.	5,202	780,820
Pathward Financial, Inc.	9,219	731,712
Preferred Bank	4,644	370,870
Provident Financial Services, Inc.	45,529	745,310
Renasant Corp.	32,910	1,055,424
Republic Bancorp, Inc., Class A	3,406	231,097
S&T Bancorp, Inc.	13,949	508,302
Seacoast Banking Corp. of Florida	31,049	736,172
ServisFirst Bancshares, Inc.	19,739	1,405,812
Simmons First National Corp., Class A	45,359	846,399
Southside Bancshares, Inc.	10,895	307,130
Stellar Bancorp, Inc.	19,042	475,288
Stock Yards Bancorp, Inc.	9,831	715,598
Texas Capital Bancshares, Inc. *	17,036	1,161,003
Towne Bank	25,412	837,325
TriCo Bancshares	11,723	452,273
Triumph Financial, Inc. *	8,442	450,972
Trustmark Corp.	20,761	696,532
United Community Banks, Inc.	43,476	1,200,372
Veritex Holdings, Inc.	19,251	448,163
WaFd, Inc.	29,556	843,233
WesBanco, Inc.	34,217	1,018,982
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	65

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
Westamerica BanCorp	9,241	447,542
WSFS Financial Corp.	21,931	1,130,543
		54,543,447
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A *	3,448	847,518
MGP Ingredients, Inc.	5,410	159,433
Vita Coco Co., Inc. (The) *	14,110	466,336
		1,473,287
Biotechnology — 7.6%
ACADIA Pharmaceuticals, Inc. *	44,365	647,729
ADMA Biologics, Inc. *	84,326	2,006,959
Agios Pharmaceuticals, Inc. *	20,558	610,367
Akero Therapeutics, Inc. *	22,403	1,021,801
Apogee Therapeutics, Inc. * (a)	7,812	306,621
Arcellx, Inc. *	14,335	931,058
Arcus Biosciences, Inc. *	23,823	208,451
Ardelyx, Inc. *	78,960	434,675
Arrowhead Pharmaceuticals, Inc. *	43,032	597,714
Aurinia Pharmaceuticals, Inc. (Canada) *	49,218	405,556
Avidity Biosciences, Inc. *	32,981	1,076,830
Beam Therapeutics, Inc. *	31,967	637,102
Bicara Therapeutics, Inc. *	10,425	149,807
BioCryst Pharmaceuticals, Inc. *	74,676	660,883
Biohaven Ltd. *	32,516	719,254
Bridgebio Pharma, Inc. *	43,871	1,682,892
CareDx, Inc. *	18,133	306,085
Catalyst Pharmaceuticals, Inc. *	37,429	909,150
Celldex Therapeutics, Inc. *	21,420	446,179
CG oncology, Inc. *	11,560	311,426
Crinetics Pharmaceuticals, Inc. *	31,895	1,064,974
Day One Biopharmaceuticals, Inc. *	25,511	198,476
Denali Therapeutics, Inc. *	44,327	738,045
Disc Medicine, Inc. *	6,883	340,158
Dynavax Technologies Corp. *	47,865	562,414
Dyne Therapeutics, Inc. *	25,611	301,954
Geron Corp. *	182,632	257,511
Ideaya Biosciences, Inc. *	31,325	630,572
ImmunityBio, Inc. * (a)	27,767	69,695
Intellia Therapeutics, Inc. *	34,677	307,585
Iovance Biotherapeutics, Inc. *	82,439	295,956
Janux Therapeutics, Inc. *	7,875	261,450
Keros Therapeutics, Inc. *	9,850	142,234
Krystal Biotech, Inc. *	9,206	1,563,915
Kura Oncology, Inc. *	19,304	126,634
Kymera Therapeutics, Inc. *	15,803	541,569
MannKind Corp. *	108,032	544,481
Mirum Pharmaceuticals, Inc. *	12,279	533,523
Myriad Genetics, Inc. *	32,453	240,477
Nuvalent, Inc., Class A *	13,123	1,007,190
OmniAb Operations, Inc. ‡ *	2,112	—
Protagonist Therapeutics, Inc. *	20,230	926,939
Prothena Corp. plc (Ireland) *	12,946	119,103
PTC Therapeutics, Inc. *	27,970	1,394,025
INVESTMENTS	SHARES	VALUE($)

Biotechnology — continued
Recursion Pharmaceuticals, Inc., Class A * (a)	118,298	661,286
Relay Therapeutics, Inc. *	44,005	146,537
Rhythm Pharmaceuticals, Inc. *	18,449	1,202,690
Rocket Pharmaceuticals, Inc. *	31,042	236,850
Scholar Rock Holding Corp. *	24,298	799,647
Soleno Therapeutics, Inc. *	9,372	701,588
SpringWorks Therapeutics, Inc. *	20,163	933,547
Spyre Therapeutics, Inc. *	14,084	214,499
Syndax Pharmaceuticals, Inc. *	31,079	439,768
TG Therapeutics, Inc. *	51,999	2,366,474
Travere Therapeutics, Inc. *	28,421	591,441
Twist Bioscience Corp. *	19,753	756,935
Upstream Bio, Inc. * (a)	6,317	58,495
Vera Therapeutics, Inc. *	16,979	396,799
Veracyte, Inc. *	27,812	848,266
Vericel Corp. *	17,746	674,703
Vir Biotechnology, Inc. *	34,040	208,325
Viridian Therapeutics, Inc. *	22,732	308,019
Xencor, Inc. *	23,384	257,692
		38,042,980
Broadline Retail — 0.2%
Kohl's Corp. (a)	39,911	267,403
Nordstrom, Inc.	39,120	944,357
		1,211,760
Building Products — 1.7%
American Woodmark Corp. *	5,786	341,374
Apogee Enterprises, Inc.	8,029	318,510
AZZ, Inc.	10,586	918,441
CSW Industrials, Inc.	6,020	1,881,130
Gibraltar Industries, Inc. *	11,132	589,439
Griffon Corp.	13,778	938,420
Hayward Holdings, Inc. *	51,661	688,641
Janus International Group, Inc. *	41,460	285,245
JELD-WEN Holding, Inc. *	30,700	169,464
Masterbrand, Inc. *	46,311	562,679
Quanex Building Products Corp.	16,109	264,832
Resideo Technologies, Inc. *	53,052	890,213
Tecnoglass, Inc.	8,327	593,465
		8,441,853
Capital Markets — 2.5%
Acadian Asset Management, Inc.	10,480	282,331
Artisan Partners Asset Management, Inc., Class A	25,456	941,363
BGC Group, Inc., Class A	133,815	1,212,364
DigitalBridge Group, Inc.	56,823	477,313
Donnelley Financial Solutions, Inc. *	9,213	444,066
Moelis & Co., Class A	25,727	1,378,453
Piper Sandler Cos.	5,578	1,344,967
PJT Partners, Inc., Class A	8,348	1,182,995
StepStone Group, Inc., Class A	24,299	1,215,193
StoneX Group, Inc. *	15,025	1,330,689
Victory Capital Holdings, Inc., Class A	15,327	878,084
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — continued
Virtu Financial, Inc., Class A	30,745	1,203,667
Virtus Investment Partners, Inc.	2,508	385,204
WisdomTree, Inc.	42,380	368,706
		12,645,395
Chemicals — 1.1%
Chemours Co. (The)	54,221	671,256
Hawkins, Inc.	7,187	875,233
Ingevity Corp. *	12,263	404,434
Innospec, Inc.	9,070	811,583
Mativ Holdings, Inc.	19,715	100,744
Minerals Technologies, Inc.	11,718	604,532
Orion SA (Germany)	20,492	246,724
Perimeter Solutions, Inc. *	46,955	475,654
PureCycle Technologies, Inc. * (a)	42,893	287,812
Quaker Chemical Corp.	5,077	537,857
Stepan Co.	7,976	403,266
Tronox Holdings plc	43,398	234,783
		5,653,878
Commercial Services & Supplies — 2.7%
ABM Industries, Inc.	23,049	1,123,408
ACV Auctions, Inc., Class A *	60,950	895,355
Brady Corp., Class A	16,044	1,127,733
BrightView Holdings, Inc. *	15,573	213,661
Brink's Co. (The)	16,213	1,446,848
Cimpress plc (Ireland) *	5,883	247,204
CoreCivic, Inc. *	40,383	914,271
Deluxe Corp.	14,906	217,628
Driven Brands Holdings, Inc. *	22,551	372,542
GEO Group, Inc. (The) *	47,795	1,495,028
Healthcare Services Group, Inc. *	26,933	382,718
HNI Corp.	17,244	729,421
MillerKnoll, Inc.	26,139	428,680
Montrose Environmental Group, Inc. *	11,991	175,428
OPENLANE, Inc. *	39,225	726,055
Pitney Bowes, Inc.	59,075	512,771
Steelcase, Inc., Class A	31,942	316,865
UniFirst Corp.	5,340	953,030
Vestis Corp.	47,618	417,134
VSE Corp.	6,677	764,650
		13,460,430
Communications Equipment — 0.8%
Calix, Inc. *	21,744	889,547
CommScope Holding Co., Inc. *	74,855	279,958
Digi International, Inc. *	13,178	358,442
Extreme Networks, Inc. *	47,351	623,139
Harmonic, Inc. *	39,771	357,144
NetScout Systems, Inc. *	24,979	525,058
Viasat, Inc. *	29,172	270,424
Viavi Solutions, Inc. *	81,242	859,540
		4,163,252
INVESTMENTS	SHARES	VALUE($)

Construction & Engineering — 1.9%
Ameresco, Inc., Class A *	11,737	124,764
Argan, Inc.	4,633	709,451
Centuri Holdings, Inc. * (a)	5,203	93,446
Construction Partners, Inc., Class A *	17,072	1,402,294
Dycom Industries, Inc. *	10,714	1,795,131
Granite Construction, Inc.	16,041	1,303,973
IES Holdings, Inc. *	3,250	639,210
MYR Group, Inc. *	6,098	745,907
Primoris Services Corp.	19,501	1,169,475
Sterling Infrastructure, Inc. *	11,401	1,703,652
		9,687,303
Construction Materials — 0.4%
Knife River Corp. *	18,591	1,736,027
United States Lime & Minerals, Inc.	3,937	368,149
		2,104,176
Consumer Finance — 1.0%
Bread Financial Holdings, Inc.	17,657	837,825
Encore Capital Group, Inc. *	8,563	294,567
Enova International, Inc. *	9,359	859,063
LendingClub Corp. *	40,307	393,799
Navient Corp.	26,149	323,725
Nelnet, Inc., Class A	5,023	532,890
PROG Holdings, Inc.	15,780	415,961
Upstart Holdings, Inc. *	27,643	1,321,335
		4,979,165
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)	11,953	450,748
Chefs' Warehouse, Inc. (The) *	12,892	734,457
Grocery Outlet Holding Corp. *	35,279	592,334
Ingles Markets, Inc., Class A	5,292	326,464
PriceSmart, Inc.	9,325	946,394
Weis Markets, Inc.	5,978	514,048
		3,564,445
Containers & Packaging — 0.2%
O-I Glass, Inc. *	56,416	714,227
TriMas Corp.	14,881	357,888
		1,072,115
Diversified Consumer Services — 1.8%
Adtalem Global Education, Inc. *	13,635	1,448,037
Coursera, Inc. *	40,482	340,858
Frontdoor, Inc. *	28,418	1,168,264
Graham Holdings Co., Class B	1,255	1,154,663
KinderCare Learning Cos., Inc. *	10,098	123,801
Laureate Education, Inc., Class A *	48,791	979,235
Mister Car Wash, Inc. *	34,710	238,111
OneSpaWorld Holdings Ltd. (Bahamas)	34,646	578,588
Strategic Education, Inc.	8,167	666,264
Stride, Inc. *	15,416	2,192,926
Udemy, Inc. *	33,811	232,282
		9,123,029
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	67

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified REITs — 0.5%
Alexander & Baldwin, Inc.	26,492	455,133
American Assets Trust, Inc.	17,380	325,528
Broadstone Net Lease, Inc.	63,079	1,020,618
Empire State Realty Trust, Inc., Class A	48,703	346,765
Global Net Lease, Inc.	72,615	548,243
		2,696,287
Diversified Telecommunication Services — 0.1%
Globalstar, Inc. *	18,658	358,607
Liberty Latin America Ltd., Class A (Puerto Rico) *	11,652	63,154
Liberty Latin America Ltd., Class C (Puerto Rico) *	41,981	230,895
		652,656
Electric Utilities — 0.5%
Hawaiian Electric Industries, Inc. *	62,998	661,479
MGE Energy, Inc.	13,198	1,193,363
Oklo, Inc. * (a)	31,909	757,520
		2,612,362
Electrical Equipment — 1.0%
Array Technologies, Inc. *	52,319	250,085
Bloom Energy Corp., Class A *	73,695	1,350,092
Enovix Corp. * (a)	59,860	401,062
Fluence Energy, Inc. * (a)	22,142	90,561
NuScale Power Corp. * (a)	40,108	664,590
Plug Power, Inc. * (a)	296,864	259,043
Powell Industries, Inc. (a)	3,496	640,153
Shoals Technologies Group, Inc., Class A *	62,132	224,296
Sunrun, Inc. * (a)	80,990	558,021
Vicor Corp. *	8,400	335,202
		4,773,105
Electronic Equipment, Instruments & Components — 2.4%
Benchmark Electronics, Inc.	13,070	425,167
Crane NXT Co.	20,627	967,819
CTS Corp.	11,136	424,059
ePlus, Inc. *	9,772	609,382
Itron, Inc. *	16,617	1,849,306
Knowles Corp. *	32,901	517,862
Mirion Technologies, Inc. *	76,729	1,210,784
Napco Security Technologies, Inc.	12,779	292,000
OSI Systems, Inc. *	6,094	1,247,685
PAR Technology Corp. *	13,083	764,047
PC Connection, Inc.	4,364	270,743
Plexus Corp. *	9,964	1,219,892
Rogers Corp. *	6,240	385,694
ScanSource, Inc. *	8,928	294,535
TTM Technologies, Inc. *	37,133	743,403
Vishay Intertechnology, Inc.	41,788	542,826
		11,765,204
Energy Equipment & Services — 1.1%
Archrock, Inc.	58,045	1,365,799
Atlas Energy Solutions, Inc. (a)	28,643	387,540
INVESTMENTS	SHARES	VALUE($)

Energy Equipment & Services — continued
Cactus, Inc., Class A	23,830	904,110
Core Laboratories, Inc. (a)	16,959	192,824
Helix Energy Solutions Group, Inc. *	52,899	322,155
Kodiak Gas Services, Inc.	8,699	295,853
Liberty Energy, Inc.	58,698	675,027
Oceaneering International, Inc. *	36,539	648,567
RPC, Inc.	35,822	169,438
Tidewater, Inc. *	17,841	645,666
		5,606,979
Entertainment — 1.2%
AMC Entertainment Holdings, Inc., Class A * (a)	131,881	352,122
Atlanta Braves Holdings, Inc., Class A * (a)	3,770	163,807
Atlanta Braves Holdings, Inc., Class C *	16,928	674,750
Cinemark Holdings, Inc. (a)	40,290	1,205,074
IMAX Corp. *	16,133	392,516
Liberty Media Corp-Liberty Live, Class A *	7,334	513,233
Liberty Media Corp-Liberty Live, Class C *	16,969	1,213,453
Lions Gate Entertainment Corp., Class A *	16,979	150,774
Lions Gate Entertainment Corp., Class B *	47,134	376,129
Madison Square Garden Entertainment Corp. *	14,677	476,122
Sphere Entertainment Co. * (a)	9,783	266,587
		5,784,567
Financial Services — 1.8%
AvidXchange Holdings, Inc. *	64,851	527,239
Cannae Holdings, Inc.	21,045	372,707
Compass Diversified Holdings	22,355	384,283
EVERTEC, Inc. (Puerto Rico)	22,043	748,139
Federal Agricultural Mortgage Corp., Class C	3,394	595,070
Flywire Corp. *	35,144	330,705
HA Sustainable Infrastructure Capital, Inc.	40,799	1,019,159
Marqeta, Inc., Class A *	147,180	615,212
Merchants Bancorp	7,253	218,170
NCR Atleos Corp. *	26,268	733,403
NMI Holdings, Inc., Class A *	27,612	998,726
Payoneer Global, Inc. *	90,233	634,338
Rocket Cos., Inc., Class A (a)	47,074	607,725
Sezzle, Inc. * (a)	6,186	321,363
Walker & Dunlop, Inc.	12,183	932,487
		9,038,726
Food Products — 0.7%
Cal-Maine Foods, Inc.	15,438	1,441,446
Fresh Del Monte Produce, Inc.	13,720	466,617
Mission Produce, Inc. *	15,773	165,222
Seaboard Corp.	91	235,324
Tootsie Roll Industries, Inc.	5,432	173,824
TreeHouse Foods, Inc. *	17,254	401,846
Utz Brands, Inc.	24,959	331,705
WK Kellogg Co. (a)	23,721	425,318
		3,641,302
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	7,942	1,045,723
Northwest Natural Holding Co.	13,878	598,142
		1,643,865
Ground Transportation — 0.6%
ArcBest Corp.	8,601	503,330
Heartland Express, Inc.	18,692	142,059
Hertz Global Holdings, Inc. * (a)	46,818	319,299
Marten Transport Ltd.	21,179	271,938
RXO, Inc. *	57,246	806,596
Schneider National, Inc., Class B	19,396	416,820
Universal Logistics Holdings, Inc.	2,482	53,959
Werner Enterprises, Inc.	23,107	569,819
		3,083,820
Health Care Equipment & Supplies — 2.7%
Alphatec Holdings, Inc. *	37,759	414,594
AtriCure, Inc. *	17,570	525,519
Avanos Medical, Inc. *	16,762	210,363
CONMED Corp.	11,241	552,046
Enovis Corp. *	19,173	663,194
Establishment Labs Holdings, Inc. (Costa Rica) * (a)	8,938	271,268
ICU Medical, Inc. *	7,769	1,061,168
Integer Holdings Corp. *	12,175	1,537,824
Integra LifeSciences Holdings Corp. *	24,780	406,144
iRhythm Technologies, Inc. *	11,277	1,205,399
LeMaitre Vascular, Inc.	7,268	659,498
LivaNova plc *	19,695	728,715
Novocure Ltd. *	35,374	641,684
Omnicell, Inc. *	16,624	519,666
PROCEPT BioRobotics Corp. *	18,599	1,003,974
QuidelOrtho Corp. *	18,458	512,948
RxSight, Inc. *	12,652	186,238
STAAR Surgical Co. *	13,820	252,353
Tandem Diabetes Care, Inc. *	23,747	400,137
TransMedics Group, Inc. *	11,899	1,094,827
UFP Technologies, Inc. *	2,678	558,470
		13,406,029
Health Care Providers & Services — 3.1%
AdaptHealth Corp. *	27,175	231,259
Addus HomeCare Corp. *	6,423	671,525
agilon health, Inc. *	112,591	479,638
Alignment Healthcare, Inc. *	38,178	676,514
Amedisys, Inc. *	11,748	1,114,885
AMN Healthcare Services, Inc. *	13,809	282,118
Ardent Health Partners, Inc. *	8,505	108,269
Astrana Health, Inc. *	14,509	452,246
BrightSpring Health Services, Inc. *	19,537	342,484
Brookdale Senior Living, Inc. *	65,508	429,732
Clover Health Investments Corp. *	137,465	467,381
Concentra Group Holdings Parent, Inc.	8,279	180,068
GeneDx Holdings Corp. *	5,984	400,030
Guardant Health, Inc. *	42,737	2,018,468
INVESTMENTS	SHARES	VALUE($)

Health Care Providers & Services — continued
Hims & Hers Health, Inc. * (a)	57,338	1,897,888
LifeStance Health Group, Inc. *	32,122	211,042
National HealthCare Corp.	5,350	505,521
NeoGenomics, Inc. *	46,465	297,144
OPKO Health, Inc. *	113,680	156,878
Owens & Minor, Inc. *	25,090	177,135
Pediatrix Medical Group, Inc. *	30,701	395,429
Premier, Inc., Class A	34,698	706,104
Privia Health Group, Inc. *	39,123	918,608
Progyny, Inc. *	26,121	596,604
RadNet, Inc. *	23,921	1,252,982
US Physical Therapy, Inc.	5,461	388,332
		15,358,284
Health Care REITs — 1.7%
American Healthcare REIT, Inc.	55,846	1,802,709
CareTrust REIT, Inc.	67,612	1,979,003
LTC Properties, Inc.	15,898	570,261
Medical Properties Trust, Inc. (a)	218,829	1,207,936
National Health Investors, Inc.	15,846	1,199,067
Sabra Health Care REIT, Inc.	76,855	1,371,862
Sila Realty Trust, Inc.	19,939	513,629
		8,644,467
Health Care Technology — 0.6%
Certara, Inc. *	39,868	552,571
Evolent Health, Inc., Class A *	41,940	413,528
HealthStream, Inc.	9,053	304,452
Phreesia, Inc. *	19,927	497,378
Schrodinger, Inc. *	20,061	514,163
Teladoc Health, Inc. *	61,893	445,011
		2,727,103
Hotel & Resort REITs — 0.6%
DiamondRock Hospitality Co.	74,906	549,810
Park Hotels & Resorts, Inc.	76,551	760,917
Pebblebrook Hotel Trust	43,274	391,630
RLJ Lodging Trust	55,346	387,975
Sunstone Hotel Investors, Inc.	74,682	622,848
Xenia Hotels & Resorts, Inc.	37,282	398,172
		3,111,352
Hotels, Restaurants & Leisure — 2.7%
BJ's Restaurants, Inc. *	6,992	232,764
Bloomin' Brands, Inc.	29,123	233,567
Brinker International, Inc. *	16,108	2,163,304
Cheesecake Factory, Inc. (The) (a)	17,389	875,884
Cracker Barrel Old Country Store, Inc. (a)	8,073	344,717
Dave & Buster's Entertainment, Inc. * (a)	11,776	225,981
Dutch Bros, Inc., Class A *	40,250	2,404,535
Everi Holdings, Inc. *	30,048	422,174
First Watch Restaurant Group, Inc. *	11,526	203,549
Global Business Travel Group I *	44,066	295,683
Golden Entertainment, Inc.	8,239	211,742
Jack in the Box, Inc. (a)	6,986	181,915
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	69

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Krispy Kreme, Inc.	28,925	118,593
Marriott Vacations Worldwide Corp.	11,194	613,543
Monarch Casino & Resort, Inc.	4,841	378,518
Papa John's International, Inc.	11,948	412,565
Portillo's, Inc., Class A *	20,448	211,432
Red Rock Resorts, Inc., Class A	18,469	788,626
Sabre Corp. *	136,276	322,974
Shake Shack, Inc., Class A *	13,748	1,206,250
Six Flags Entertainment Corp.	33,764	1,161,819
Sweetgreen, Inc., Class A *	30,754	599,088
		13,609,223
Household Durables — 1.4%
Cavco Industries, Inc. *	2,913	1,438,585
Century Communities, Inc.	10,503	572,833
Green Brick Partners, Inc. *	11,531	680,214
Helen of Troy Ltd. *	8,681	241,853
La-Z-Boy, Inc.	15,642	617,859
Leggett & Platt, Inc.	48,272	464,377
LGI Homes, Inc. *	7,732	422,244
M/I Homes, Inc. *	10,182	1,086,216
Sonos, Inc. *	42,418	390,670
Tri Pointe Homes, Inc. *	33,730	1,037,197
		6,952,048
Household Products — 0.6%
Central Garden & Pet Co. *	3,322	111,486
Central Garden & Pet Co., Class A *	19,020	562,422
Energizer Holdings, Inc.	23,857	645,093
Spectrum Brands Holdings, Inc.	9,828	620,147
WD-40 Co.	4,937	1,127,413
		3,066,561
Industrial REITs — 0.3%
Innovative Industrial Properties, Inc.	10,201	554,016
LXP Industrial Trust	106,583	840,940
		1,394,956
Insurance — 2.4%
AMERISAFE, Inc.	7,007	325,755
Baldwin Insurance Group, Inc. (The), Class A *	24,041	1,000,586
CNO Financial Group, Inc.	39,027	1,480,684
Employers Holdings, Inc.	9,251	449,506
F&G Annuities & Life, Inc.	7,569	263,477
Genworth Financial, Inc., Class A *	159,914	1,097,010
Goosehead Insurance, Inc., Class A	8,524	828,618
Horace Mann Educators Corp.	14,916	619,611
Lemonade, Inc. * (a)	19,092	557,868
Mercury General Corp.	9,744	540,013
Oscar Health, Inc., Class A *	61,223	796,511
Palomar Holdings, Inc. *	9,425	1,366,814
Safety Insurance Group, Inc.	5,359	409,964
SiriusPoint Ltd. (Sweden) *	36,094	606,379
Skyward Specialty Insurance Group, Inc. *	10,904	578,893
INVESTMENTS	SHARES	VALUE($)

Insurance — continued
Stewart Information Services Corp.	9,947	651,330
Trupanion, Inc. *	12,185	445,971
		12,018,990
Interactive Media & Services — 0.7%
Bumble, Inc., Class A *	25,789	108,830
Cargurus, Inc. *	31,302	875,204
Cars.com, Inc. *	22,714	264,391
Grindr, Inc. (Singapore) *	8,597	188,876
Shutterstock, Inc.	9,031	144,135
TripAdvisor, Inc. *	39,668	493,867
Yelp, Inc. *	24,619	863,634
Ziff Davis, Inc. *	15,289	451,484
		3,390,421
IT Services — 0.3%
Applied Digital Corp. * (a)	69,384	315,003
DigitalOcean Holdings, Inc. *	19,817	612,345
Fastly, Inc., Class A *	45,966	264,305
Grid Dynamics Holdings, Inc. *	23,243	329,121
		1,520,774
Leisure Products — 0.3%
Malibu Boats, Inc., Class A *	7,255	207,203
Peloton Interactive, Inc., Class A *	126,175	869,346
Topgolf Callaway Brands Corp. *	52,766	348,783
		1,425,332
Life Sciences Tools & Services — 0.2%
10X Genomics, Inc., Class A *	38,522	318,577
Azenta, Inc. *	14,563	383,590
Fortrea Holdings, Inc. *	29,899	186,271
Maravai LifeSciences Holdings, Inc., Class A *	40,221	81,246
OmniAb, Inc. ‡ *	2,112	—
		969,684
Machinery — 2.8%
Alamo Group, Inc.	3,667	612,316
Albany International Corp., Class A	11,372	747,823
Atmus Filtration Technologies, Inc.	5,814	201,571
Energy Recovery, Inc. *	20,827	321,777
Enerpac Tool Group Corp.	19,840	800,941
Enpro, Inc.	7,639	1,141,267
ESCO Technologies, Inc.	9,260	1,448,727
Gorman-Rupp Co. (The)	7,542	270,456
Greenbrier Cos., Inc. (The)	11,276	478,328
Helios Technologies, Inc.	11,981	326,602
Hillenbrand, Inc.	25,485	515,561
Hillman Solutions Corp. *	66,795	466,897
Kadant, Inc.	4,276	1,261,420
Kennametal, Inc.	27,468	535,077
Lindsay Corp.	4,028	519,854
Mueller Water Products, Inc., Class A	57,167	1,500,062
Standex International Corp.	4,302	608,389
Symbotic, Inc. * (a)	15,526	335,051
Tennant Co.	6,927	499,852
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
Trinity Industries, Inc.	29,704	745,570
Worthington Enterprises, Inc.	11,754	595,105
		13,932,646
Marine Transportation — 0.3%
Matson, Inc.	12,414	1,354,243
Media — 0.8%
Cable One, Inc.	1,669	446,074
EchoStar Corp., Class A * (a)	48,876	1,098,732
Ibotta, Inc., Class A *	2,406	117,413
Integral Ad Science Holding Corp. *	26,111	184,605
John Wiley & Sons, Inc., Class A	15,978	697,280
Magnite, Inc. *	45,771	544,217
TechTarget, Inc. *	10,892	86,809
TEGNA, Inc.	58,156	943,872
		4,119,002
Metals & Mining — 0.9%
Alpha Metallurgical Resources, Inc. *	4,008	486,371
Century Aluminum Co. *	18,829	308,984
Coeur Mining, Inc. *	229,642	1,274,513
Ivanhoe Electric, Inc. *	28,998	182,687
Kaiser Aluminum Corp.	5,806	374,255
Materion Corp.	7,542	626,062
Warrior Met Coal, Inc.	18,928	905,137
Worthington Steel, Inc.	11,864	304,430
		4,462,439
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Apollo Commercial Real Estate Finance, Inc.	47,878	448,617
Arbor Realty Trust, Inc. (a)	62,999	726,378
ARMOUR Residential REIT, Inc. (a)	27,774	457,438
Brightspire Capital, Inc.	47,543	238,190
Chimera Investment Corp.	28,846	355,960
Claros Mortgage Trust, Inc.	37,896	93,224
Franklin BSP Realty Trust, Inc.	29,962	340,967
Ladder Capital Corp.	43,431	453,420
MFA Financial, Inc.	37,000	363,340
PennyMac Mortgage Investment Trust	31,605	405,808
Ready Capital Corp. (a)	59,046	262,755
Redwood Trust, Inc.	48,167	299,117
Two Harbors Investment Corp.	37,508	445,220
		4,890,434
Office REITs — 1.2%
Brandywine Realty Trust	61,293	242,720
COPT Defense Properties	41,124	1,073,748
Douglas Emmett, Inc.	58,841	813,771
Easterly Government Properties, Inc.	14,061	283,610
Highwoods Properties, Inc.	38,573	1,097,016
JBG SMITH Properties	30,653	428,529
Paramount Group, Inc.	67,172	288,168
INVESTMENTS	SHARES	VALUE($)

Office REITs — continued
Piedmont Office Realty Trust, Inc., Class A	45,013	266,027
SL Green Realty Corp.	26,244	1,380,697
		5,874,286
Oil, Gas & Consumable Fuels — 2.1%
BKV Corp. (Thailand) *	6,535	118,480
Calumet, Inc. *	24,945	264,417
CNX Resources Corp. *	55,868	1,644,195
Core Natural Resources, Inc.	18,517	1,337,113
Crescent Energy Co., Class A	62,616	518,461
CVR Energy, Inc. (a)	12,397	233,807
Delek US Holdings, Inc.	22,896	298,106
Dorian LPG Ltd.	13,786	295,296
Green Plains, Inc. *	21,557	77,174
Gulfport Energy Corp. *	4,670	805,575
International Seaways, Inc.	12,826	435,571
Kinetik Holdings, Inc.	6,666	275,572
Kosmos Energy Ltd. (Ghana) *	171,066	263,442
New Fortress Energy, Inc. (a)	47,709	259,060
NextDecade Corp. *	30,402	227,407
Northern Oil & Gas, Inc.	34,341	834,486
Par Pacific Holdings, Inc. *	21,523	308,209
Sitio Royalties Corp.	29,695	503,627
Talos Energy, Inc. *	44,785	308,121
Uranium Energy Corp. *	137,000	719,250
Vital Energy, Inc. *	9,029	128,031
World Kinect Corp.	21,972	551,278
		10,406,678
Paper & Forest Products — 0.2%
Sylvamo Corp.	12,827	764,746
Passenger Airlines — 0.7%
Allegiant Travel Co.	5,759	270,270
Frontier Group Holdings, Inc. * (a)	31,701	94,469
JetBlue Airways Corp. *	117,415	511,929
Joby Aviation, Inc. * (a)	176,158	1,109,796
SkyWest, Inc. *	14,435	1,287,169
		3,273,633
Personal Care Products — 0.1%
Edgewell Personal Care Co.	18,081	552,375
Pharmaceuticals — 1.5%
Amneal Pharmaceuticals, Inc. *	46,405	355,462
Amphastar Pharmaceuticals, Inc. *	13,985	341,374
ANI Pharmaceuticals, Inc. *	6,581	466,066
Arvinas, Inc. *	18,136	174,468
Avadel Pharmaceuticals plc, ADR *	33,496	297,779
Cassava Sciences, Inc. * (a)	16,463	25,682
Corcept Therapeutics, Inc. *	36,027	2,589,621
Edgewise Therapeutics, Inc. *	25,212	413,477
Harmony Biosciences Holdings, Inc. *	11,799	347,717
Harrow, Inc. *	9,785	242,375
Innoviva, Inc. *	20,087	375,426
Ligand Pharmaceuticals, Inc. *	6,752	741,775
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	71

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — continued
Neumora Therapeutics, Inc. * (a)	26,181	20,416
Pliant Therapeutics, Inc. *	16,354	26,003
Supernus Pharmaceuticals, Inc. *	19,242	624,980
Tilray Brands, Inc. (Canada) * (a)	307,972	149,397
WaVe Life Sciences Ltd. *	37,106	286,458
		7,478,476
Professional Services — 2.1%
CBIZ, Inc. *	17,243	1,174,248
Concentrix Corp.	15,948	814,305
CSG Systems International, Inc.	10,512	632,086
First Advantage Corp. *	21,426	302,107
Huron Consulting Group, Inc. *	6,538	881,257
ICF International, Inc.	6,855	582,401
Kforce, Inc.	6,892	263,274
Korn Ferry	18,198	1,122,816
Legalzoom.com, Inc. *	41,109	300,918
NV5 Global, Inc. *	20,940	388,437
UL Solutions, Inc., Class A	22,625	1,293,924
Upwork, Inc. *	44,405	583,926
Verra Mobility Corp. *	60,460	1,318,028
WNS Holdings Ltd. (India) *	14,486	876,693
		10,534,420
Real Estate Management & Development — 0.9%
Compass, Inc., Class A *	166,399	1,284,600
Cushman & Wakefield plc *	76,298	714,912
eXp World Holdings, Inc. (a)	29,363	268,965
Forestar Group, Inc. *	6,772	130,429
Kennedy-Wilson Holdings, Inc.	39,847	255,021
Marcus & Millichap, Inc.	8,867	269,557
Newmark Group, Inc., Class A	51,207	562,765
Opendoor Technologies, Inc. *	211,186	160,142
St. Joe Co. (The)	14,015	593,115
		4,239,506
Residential REITs — 0.4%
Apartment Investment and Management Co., Class A	44,755	354,012
Centerspace	5,999	362,100
Elme Communities	32,060	499,174
NexPoint Residential Trust, Inc.	8,103	302,080
Veris Residential, Inc.	29,230	453,649
		1,971,015
Retail REITs — 1.4%
Acadia Realty Trust	43,400	828,940
Alexander's, Inc.	771	159,134
CBL & Associates Properties, Inc.	4,904	115,097
Curbline Properties Corp.	34,629	792,658
Getty Realty Corp. (a)	18,591	520,362
InvenTrust Properties Corp.	27,955	778,826
Macerich Co. (The)	96,353	1,412,535
Saul Centers, Inc.	4,494	146,954
SITE Centers Corp.	17,314	204,998
INVESTMENTS	SHARES	VALUE($)

Retail REITs — continued
Tanger, Inc.	39,438	1,242,691
Urban Edge Properties	45,621	824,372
		7,026,567
Semiconductors & Semiconductor Equipment — 2.3%
Ambarella, Inc. *	14,855	712,892
Axcelis Technologies, Inc. *	11,854	580,609
Cohu, Inc. *	17,218	275,488
Credo Technology Group Holding Ltd. *	48,838	2,102,476
Diodes, Inc. *	16,722	642,125
FormFactor, Inc. *	28,409	799,429
Ichor Holdings Ltd. *	12,085	239,041
Impinj, Inc. *	8,185	754,084
Kulicke & Soffa Industries, Inc. (Singapore)	19,250	620,428
MaxLinear, Inc. *	28,394	283,656
PDF Solutions, Inc. *	11,244	206,327
Photronics, Inc. *	21,877	399,693
Semtech Corp. *	31,216	975,500
SiTime Corp. *	6,711	985,578
SolarEdge Technologies, Inc. *	20,767	254,084
Synaptics, Inc. *	14,273	794,435
Ultra Clean Holdings, Inc. *	16,246	303,881
Veeco Instruments, Inc. *	20,489	383,144
Wolfspeed, Inc. * (a)	56,385	200,167
		11,513,037
Software — 8.0%
A10 Networks, Inc.	25,676	423,140
ACI Worldwide, Inc. *	38,486	2,053,613
Adeia, Inc.	39,355	484,460
Agilysys, Inc. *	8,397	624,317
Alarm.com Holdings, Inc. *	18,053	967,641
Alkami Technology, Inc. *	16,682	445,243
Amplitude, Inc., Class A *	27,323	251,098
Appfolio, Inc., Class A *	7,873	1,625,932
Appian Corp., Class A *	12,504	388,249
Asana, Inc., Class A *	32,112	518,288
AvePoint, Inc. *	33,177	542,444
Braze, Inc., Class A *	25,245	785,877
C3.ai, Inc., Class A * (a)	40,389	888,962
Cipher Mining, Inc. * (a)	87,771	250,147
Cleanspark, Inc. * (a)	99,404	812,131
Clear Secure, Inc., Class A	33,552	828,063
Clearwater Analytics Holdings, Inc., Class A *	74,656	1,697,677
Core Scientific, Inc. *	90,180	730,458
E2open Parent Holdings, Inc. *	66,923	131,838
Five9, Inc. *	26,843	674,833
Freshworks, Inc., Class A *	71,751	1,059,762
Intapp, Inc. *	20,002	1,085,309
InterDigital, Inc.	9,170	1,843,170
Jamf Holding Corp. *	20,096	232,511
JFrog Ltd. *	28,556	964,336
Klaviyo, Inc., Class A *	30,713	934,904
Life360, Inc. *	25,675	1,101,457
LiveRamp Holdings, Inc. *	23,769	621,797
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
MARA Holdings, Inc. * (a)	121,888	1,629,643
Meridianlink, Inc. *	8,862	149,856
N-Able, Inc. *	26,225	185,149
nCino, Inc. *	27,723	643,174
NCR Voyix Corp. *	52,730	451,896
PagerDuty, Inc. *	31,184	483,664
Progress Software Corp.	15,869	951,505
PROS Holdings, Inc. *	15,969	272,751
Q2 Holdings, Inc. *	21,173	1,677,960
Rapid7, Inc. *	22,698	536,127
RingCentral, Inc., Class A *	28,531	727,540
Riot Platforms, Inc. * (a)	112,655	815,622
Rubrik, Inc., Class A *	28,762	2,028,584
SoundHound AI, Inc. * (a)	129,285	1,201,058
Sprinklr, Inc., Class A *	40,364	310,399
Sprout Social, Inc., Class A *	17,926	374,833
Terawulf, Inc. * (a)	107,775	299,614
Varonis Systems, Inc. *	40,390	1,730,308
Verint Systems, Inc. *	22,557	397,905
Vertex, Inc., Class A *	23,624	945,669
Zeta Global Holdings Corp., Class A *	68,751	897,888
		39,678,802
Specialized REITs — 0.5%
Four Corners Property Trust, Inc.	35,350	988,033
Outfront Media, Inc.	49,776	753,111
Safehold, Inc.	16,727	263,450
Uniti Group, Inc.	87,197	429,009
		2,433,603
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	21,691	709,729
American Eagle Outfitters, Inc.	66,313	698,276
Boot Barn Holdings, Inc. *	11,059	1,153,896
Buckle, Inc. (The)	11,493	399,497
Caleres, Inc.	12,625	192,405
Camping World Holdings, Inc., Class A	20,579	248,183
Chewy, Inc., Class A *	61,933	2,322,487
Foot Locker, Inc. *	30,160	370,063
Guess?, Inc. (a)	10,802	121,522
Monro, Inc.	10,922	152,253
National Vision Holdings, Inc. *	28,595	353,148
ODP Corp. (The) *	10,406	142,354
Revolve Group, Inc. *	13,970	277,724
Sally Beauty Holdings, Inc. *	37,856	308,148
Sonic Automotive, Inc., Class A	5,291	321,270
Upbound Group, Inc.	17,892	356,051
Urban Outfitters, Inc. *	19,676	1,038,499
Victoria's Secret & Co. *	25,601	481,299
Warby Parker, Inc., Class A *	22,358	369,131
Wayfair, Inc., Class A *	35,093	1,058,405
Winmark Corp.	1,050	378,010
		11,452,350
INVESTMENTS	SHARES	VALUE($)

Technology Hardware, Storage & Peripherals — 0.5%
CompoSecure, Inc., Class A (a)	15,293	168,070
IonQ, Inc. * (a)	69,987	1,921,843
Xerox Holdings Corp. (a)	41,586	183,394
		2,273,307
Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd. *	42,468	638,719
Carter's, Inc.	13,420	443,531
Figs, Inc., Class A *	46,423	187,085
G-III Apparel Group Ltd. *	14,706	370,885
Hanesbrands, Inc. *	127,636	585,849
Kontoor Brands, Inc.	20,433	1,229,045
Levi Strauss & Co., Class A	35,043	561,038
Oxford Industries, Inc.	5,687	276,388
Steven Madden Ltd.	25,858	543,018
Wolverine World Wide, Inc.	29,029	378,829
		5,214,387
Tobacco — 0.1%
Universal Corp.	8,911	519,244
Trading Companies & Distributors — 1.2%
Boise Cascade Co.	14,468	1,349,575
Distribution Solutions Group, Inc. *	3,782	98,483
DNOW, Inc. *	38,812	615,946
Global Industrial Co.	4,851	124,574
GMS, Inc. *	13,950	1,021,977
H&E Equipment Services, Inc.	12,428	1,116,159
McGrath RentCorp	8,921	951,603
Willis Lease Finance Corp.	826	127,799
Xometry, Inc., Class A *	15,135	388,061
		5,794,177
Water Utilities — 0.2%
Middlesex Water Co.	6,495	409,964
SJW Group	10,651	604,338
		1,014,302
Wireless Telecommunication Services — 0.4%
Gogo, Inc. *	24,968	189,008
Telephone and Data Systems, Inc.	36,313	1,361,374
United States Cellular Corp. *	5,335	366,301
		1,916,683
Total Common Stocks (Cost $531,758,940)		492,783,299
	NO. OF RIGHTS
Rights — 0.0% ^
Biotechnology — 0.0% ^
Mirati Therapeutics, Inc., CVR ‡ *	39,447	27,613
Sanofi Aatd, Inc., CVR ‡ *	10,020	1,453
Total Rights (Cost $29,066)		29,066
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	73

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 6.3%
Investment Companies — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (c) (d) (Cost $4,627,520)	4,627,520	4,627,520
Investment of Cash Collateral from Securities Loaned — 5.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (c) (d) (Cost $26,681,373)	26,681,373	26,681,373
Total Short-Term Investments (Cost $31,308,893)		31,308,893
Total Investments — 105.2% (Cost $563,096,899)		524,121,258
Liabilities in Excess of Other Assets — (5.2)%		(25,910,599)
NET ASSETS — 100.0%		498,210,659

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $25,232,916.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2025.
Futures contracts outstanding as of April 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	51	06/20/2025	USD	5,028,090	32,336

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Exchange-Traded Funds	April 30, 2025

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.9%
Aerospace & Defense — 0.0% ^
Hexcel Corp.	14	679
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.	27	2,409
Expeditors International of Washington, Inc.	31	3,407
		5,816
Automobiles — 1.9%
Tesla, Inc. *	380	107,221
Banks — 1.2%
Bank of America Corp.	451	17,986
Citigroup, Inc.	420	28,720
NU Holdings Ltd., Class A (Brazil) *	706	8,775
Wells Fargo & Co.	201	14,273
		69,754
Beverages — 0.5%
Brown-Forman Corp., Class B	53	1,847
Constellation Brands, Inc., Class A	35	6,564
Keurig Dr Pepper, Inc.	277	9,581
Molson Coors Beverage Co., Class B	38	2,186
Monster Beverage Corp. *	151	9,078
		29,256
Biotechnology — 3.0%
AbbVie, Inc.	260	50,726
Alnylam Pharmaceuticals, Inc. *	29	7,634
Amgen, Inc.	113	32,874
Gilead Sciences, Inc.	278	29,618
Incyte Corp. *	34	2,130
Natera, Inc. *	26	3,924
Regeneron Pharmaceuticals, Inc.	23	13,772
Sarepta Therapeutics, Inc. *	20	1,248
Vertex Pharmaceuticals, Inc. *	57	29,042
		170,968
Broadline Retail — 3.3%
Amazon.com, Inc. *	979	180,547
eBay, Inc.	107	7,293
Etsy, Inc. *	30	1,305
		189,145
Building Products — 1.2%
Carlisle Cos., Inc.	20	7,589
Carrier Global Corp.	257	16,073
Hayward Holdings, Inc. *	33	440
INVESTMENTS	SHARES	VALUE($)

Building Products — continued
Lennox International, Inc.	7	3,827
Trane Technologies plc	100	38,331
		66,260
Capital Markets — 5.4%
Affiliated Managers Group, Inc.	8	1,325
Ares Management Corp.	41	6,254
Bank of New York Mellon Corp. (The)	143	11,499
Blackrock, Inc.	13	11,885
Blackstone, Inc.	159	20,942
Blue Owl Capital, Inc.	116	2,150
Cboe Global Markets, Inc.	23	5,101
CME Group, Inc.	80	22,166
Goldman Sachs Group, Inc. (The)	68	37,233
Interactive Brokers Group, Inc., Class A	23	3,953
Intercontinental Exchange, Inc.	127	21,332
KKR & Co., Inc.	149	17,026
LPL Financial Holdings, Inc.	17	5,437
Moody's Corp.	70	31,718
Morgan Stanley	252	29,086
Morningstar, Inc.	12	3,417
MSCI, Inc.	17	9,267
Nasdaq, Inc.	94	7,164
Robinhood Markets, Inc., Class A *	149	7,317
S&P Global, Inc.	93	46,505
TPG, Inc.	23	1,068
Tradeweb Markets, Inc., Class A	24	3,319
XP, Inc., Class A (Brazil)	94	1,513
		306,677
Chemicals — 1.6%
Ashland, Inc.	9	489
Ecolab, Inc.	96	24,137
Element Solutions, Inc.	104	2,123
FMC Corp.	55	2,306
International Flavors & Fragrances, Inc.	57	4,472
Linde plc	90	40,791
Scotts Miracle-Gro Co. (The)	5	252
Sherwin-Williams Co. (The)	52	18,352
		92,922
Commercial Services & Supplies — 1.3%
Cintas Corp.	71	15,029
MSA Safety, Inc.	6	945
Republic Services, Inc.	46	11,534
Tetra Tech, Inc.	68	2,121
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	75

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Commercial Services & Supplies — continued
Veralto Corp.	55	5,275
Waste Management, Inc.	170	39,671
		74,575
Communications Equipment — 1.6%
Arista Networks, Inc. *	229	18,840
Ciena Corp. *	31	2,082
Cisco Systems, Inc.	720	41,565
Motorola Solutions, Inc.	59	25,983
		88,470
Construction & Engineering — 0.1%
AECOM	30	2,959
Consumer Finance — 1.2%
Ally Financial, Inc.	61	1,992
American Express Co.	124	33,035
Capital One Financial Corp.	84	15,142
Discover Financial Services	56	10,230
SLM Corp.	41	1,185
SoFi Technologies, Inc. *	236	2,952
Synchrony Financial	86	4,468
		69,004
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	37	36,797
Kroger Co. (The)	148	10,687
Sysco Corp.	110	7,854
Walgreens Boots Alliance, Inc.	176	1,931
Walmart, Inc.	353	34,329
		91,598
Containers & Packaging — 0.1%
Avery Dennison Corp.	18	3,080
Distributors — 0.1%
Genuine Parts Co.	14	1,646
Pool Corp.	8	2,345
		3,991
Diversified Consumer Services — 0.0% ^
ADT, Inc.	110	882
Diversified REITs — 0.1%
WP Carey, Inc.	53	3,309
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	360	9,972
INVESTMENTS	SHARES	VALUE($)

Diversified Telecommunication Services — continued
Iridium Communications, Inc.	31	748
Liberty Global Ltd., Class C (Belgium) *	61	692
		11,412
Electric Utilities — 0.8%
Edison International	169	9,043
Eversource Energy	158	9,398
Exelon Corp.	222	10,412
NextEra Energy, Inc.	131	8,761
PG&E Corp.	597	9,863
		47,477
Electrical Equipment — 0.8%
Acuity, Inc.	7	1,705
AMETEK, Inc.	51	8,648
Emerson Electric Co.	252	26,488
Generac Holdings, Inc. *	13	1,487
Rockwell Automation, Inc.	26	6,440
		44,768
Electronic Equipment, Instruments & Components — 0.3%
Cognex Corp.	31	846
Keysight Technologies, Inc. *	39	5,671
Teledyne Technologies, Inc. *	4	1,864
Trimble, Inc. *	54	3,356
Vontier Corp.	29	922
Zebra Technologies Corp., Class A *	11	2,754
		15,413
Energy Equipment & Services — 0.5%
Halliburton Co.	391	7,750
Schlumberger NV	626	20,814
Weatherford International plc	34	1,408
		29,972
Entertainment — 2.0%
Electronic Arts, Inc.	59	8,560
Liberty Media Corp-Liberty Formula One, Class C *	48	4,256
Netflix, Inc. *	66	74,694
Spotify Technology SA *	33	20,261
Walt Disney Co. (The)	86	7,822
		115,593
Financial Services — 6.0%
Affirm Holdings, Inc. *	114	5,673
Apollo Global Management, Inc.	102	13,921
Berkshire Hathaway, Inc., Class B *	101	53,858
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Block, Inc. *	245	14,325
Fidelity National Information Services, Inc.	238	18,773
Fiserv, Inc. *	126	23,256
Global Payments, Inc.	57	4,350
Mastercard, Inc., Class A	143	78,373
PayPal Holdings, Inc. *	443	29,167
Toast, Inc., Class A *	98	3,487
Visa, Inc., Class A	275	95,012
WEX, Inc. *	8	1,043
		341,238
Food Products — 0.6%
General Mills, Inc.	124	7,036
Hershey Co. (The)	32	5,350
J M Smucker Co. (The)	45	5,232
Kellanova	54	4,470
Kraft Heinz Co. (The)	192	5,587
McCormick & Co., Inc. (Non-Voting)	56	4,293
Post Holdings, Inc. *	23	2,603
The Campbell's Co.	46	1,677
		36,248
Ground Transportation — 0.7%
Lyft, Inc., Class A *	110	1,364
Uber Technologies, Inc. *	446	36,130
		37,494
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	106	13,859
Boston Scientific Corp. *	327	33,638
Dexcom, Inc. *	87	6,210
Edwards Lifesciences Corp. *	133	10,040
Hologic, Inc. *	50	2,910
IDEXX Laboratories, Inc. *	18	7,788
Insulet Corp. *	16	4,037
Intuitive Surgical, Inc. *	74	38,169
Medtronic plc	20	1,695
ResMed, Inc.	32	7,571
Stryker Corp.	80	29,914
		155,831
Health Care Providers & Services — 2.5%
Cencora, Inc.	37	10,829
Cigna Group (The)	59	20,062
CVS Health Corp.	378	25,216
Elevance Health, Inc.	51	21,450
INVESTMENTS	SHARES	VALUE($)

Health Care Providers & Services — continued
McKesson Corp.	28	19,958
Premier, Inc., Class A	14	285
UnitedHealth Group, Inc.	101	41,556
		139,356
Health Care REITs — 0.1%
Medical Properties Trust, Inc.	74	408
Omega Healthcare Investors, Inc.	78	3,046
		3,454
Health Care Technology — 0.1%
Certara, Inc. *	59	817
Veeva Systems, Inc., Class A *	33	7,712
		8,529
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc., Class A *	92	11,217
Booking Holdings, Inc.	10	50,993
Chipotle Mexican Grill, Inc. *	304	15,358
Expedia Group, Inc.	28	4,394
McDonald's Corp.	150	47,947
Starbucks Corp.	12	960
Yum! Brands, Inc.	63	9,478
		140,347
Household Durables — 0.2%
Lennar Corp., Class A	55	5,974
PulteGroup, Inc.	45	4,616
		10,590
Household Products — 0.4%
Church & Dwight Co., Inc.	54	5,364
Clorox Co. (The)	55	7,827
Kimberly-Clark Corp.	59	7,775
Spectrum Brands Holdings, Inc.	9	568
		21,534
Independent Power and Renewable Electricity Producers — 0.0% ^
Clearway Energy, Inc., Class C	42	1,232
Industrial REITs — 0.5%
EastGroup Properties, Inc.	22	3,595
Prologis, Inc.	205	20,951
Rexford Industrial Realty, Inc.	97	3,211
STAG Industrial, Inc.	34	1,123
		28,880
Insurance — 3.2%
Aflac, Inc.	125	13,585
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	77

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
American International Group, Inc.	106	8,641
Aon plc, Class A	44	15,611
Arch Capital Group Ltd.	81	7,345
Arthur J Gallagher & Co.	54	17,317
Axis Capital Holdings Ltd.	20	1,926
Chubb Ltd.	90	25,747
Everest Group Ltd.	9	3,230
Hartford Insurance Group, Inc. (The)	11	1,349
Marsh & McLennan Cos., Inc.	8	1,804
MetLife, Inc.	131	9,874
Primerica, Inc.	8	2,097
Progressive Corp. (The)	126	35,499
Prudential Financial, Inc.	158	16,228
Reinsurance Group of America, Inc.	14	2,622
RenaissanceRe Holdings Ltd. (Bermuda)	11	2,661
Travelers Cos., Inc. (The)	51	13,471
		179,007
Interactive Media & Services — 5.3%
Alphabet, Inc., Class A	1,099	174,521
Meta Platforms, Inc., Class A	220	120,780
Pinterest, Inc., Class A *	124	3,140
		298,441
IT Services — 1.7%
Accenture plc, Class A (Ireland)	121	36,197
EPAM Systems, Inc. *	12	1,883
Gartner, Inc. *	17	7,158
Globant SA *	9	1,058
International Business Machines Corp.	169	40,868
Okta, Inc. *	35	3,926
Twilio, Inc., Class A *	34	3,288
		94,378
Leisure Products — 0.1%
Hasbro, Inc.	61	3,776
YETI Holdings, Inc. *	13	371
		4,147
Life Sciences Tools & Services — 0.7%
Danaher Corp.	17	3,389
IQVIA Holdings, Inc. *	68	10,545
Mettler-Toledo International, Inc. *	9	9,635
Repligen Corp. *	13	1,794
INVESTMENTS	SHARES	VALUE($)

Life Sciences Tools & Services — continued
Thermo Fisher Scientific, Inc.	20	8,580
Waters Corp. *	21	7,302
		41,245
Machinery — 1.8%
Caterpillar, Inc.	102	31,545
CNH Industrial NV	192	2,221
Crane Co.	11	1,771
Deere & Co.	1	464
Illinois Tool Works, Inc.	65	15,594
Ingersoll Rand, Inc.	178	13,427
Nordson Corp.	13	2,464
Otis Worldwide Corp.	89	8,568
PACCAR, Inc.	115	10,374
Parker-Hannifin Corp.	9	5,446
Snap-on, Inc.	11	3,452
Xylem, Inc.	53	6,390
		101,716
Media — 0.3%
Comcast Corp., Class A	101	3,454
Fox Corp., Class A	74	3,685
Interpublic Group of Cos., Inc. (The)	76	1,909
News Corp., Class A	112	3,037
Omnicom Group, Inc.	43	3,275
		15,360
Metals & Mining — 0.1%
Royal Gold, Inc.	29	5,298
Southern Copper Corp. (Mexico)	17	1,522
		6,820
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	362	3,197
Annaly Capital Management, Inc.	124	2,430
		5,627
Multi-Utilities — 0.7%
Consolidated Edison, Inc.	77	8,682
NiSource, Inc.	100	3,911
Public Service Enterprise Group, Inc.	221	17,664
Sempra	141	10,472
		40,729
Office REITs — 0.0% ^
BXP, Inc.	4	255
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 2.6%
Chevron Corp.	176	23,947
ConocoPhillips	436	38,856
Diamondback Energy, Inc.	83	10,957
New Fortress Energy, Inc.	41	223
ONEOK, Inc.	274	22,512
Targa Resources Corp.	95	16,235
Williams Cos., Inc. (The)	541	31,686
		144,416
Personal Care Products — 0.3%
BellRing Brands, Inc. *	29	2,237
Coty, Inc., Class A *	52	263
Estee Lauder Cos., Inc. (The), Class A	101	6,056
Kenvue, Inc.	425	10,030
		18,586
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	41	2,058
Eli Lilly & Co.	109	97,986
Johnson & Johnson	199	31,106
Merck & Co., Inc.	160	13,632
Pfizer, Inc.	194	4,735
		149,517
Professional Services — 1.2%
Automatic Data Processing, Inc.	92	27,655
Booz Allen Hamilton Holding Corp.	28	3,361
Dayforce, Inc. *	31	1,794
Dun & Bradstreet Holdings, Inc.	59	529
Equifax, Inc.	27	7,023
FTI Consulting, Inc. *	8	1,330
Genpact Ltd.	45	2,262
ManpowerGroup, Inc.	14	603
Paychex, Inc.	71	10,446
Paylocity Holding Corp. *	10	1,921
TransUnion	44	3,650
Verisk Analytics, Inc.	32	9,486
		70,060
Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A *	68	8,308
CoStar Group, Inc. *	90	6,675
Jones Lang LaSalle, Inc. *	11	2,502
Zillow Group, Inc., Class C *	44	2,963
		20,448
INVESTMENTS	SHARES	VALUE($)

Residential REITs — 0.4%
American Homes 4 Rent, Class A	41	1,533
AvalonBay Communities, Inc.	32	6,719
Equity LifeStyle Properties, Inc.	31	2,008
Essex Property Trust, Inc.	14	3,908
Invitation Homes, Inc.	135	4,616
UDR, Inc.	73	3,057
		21,841
Retail REITs — 0.6%
Brixmor Property Group, Inc.	132	3,288
Federal Realty Investment Trust	19	1,787
Kimco Realty Corp.	290	5,794
Realty Income Corp.	193	11,167
Regency Centers Corp.	38	2,743
Simon Property Group, Inc.	72	11,331
		36,110
Semiconductors & Semiconductor Equipment — 9.5%
Advanced Micro Devices, Inc. *	368	35,825
Applied Materials, Inc.	152	22,908
Broadcom, Inc.	598	115,097
Enphase Energy, Inc. *	58	2,586
First Solar, Inc. *	47	5,913
KLA Corp.	30	21,081
Marvell Technology, Inc.	191	11,149
NVIDIA Corp.	2,850	310,422
QUALCOMM, Inc.	50	7,423
Texas Instruments, Inc.	37	5,922
		538,326
Software — 12.1%
Adobe, Inc. *	87	32,623
ANSYS, Inc. *	20	6,438
Atlassian Corp., Class A *	71	16,210
Autodesk, Inc. *	95	26,054
Bentley Systems, Inc., Class B	26	1,118
Cadence Design Systems, Inc. *	61	18,162
Datadog, Inc., Class A *	2	204
Dolby Laboratories, Inc., Class A	12	922
Dynatrace, Inc. *	65	3,053
Elastic NV *	19	1,638
Fortinet, Inc. *	140	14,526
Gen Digital, Inc.	121	3,130
Gitlab, Inc., Class A *	27	1,260
Guidewire Software, Inc. *	32	6,553
HubSpot, Inc. *	11	6,727
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	79

JPMorgan Carbon Transition U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Intuit, Inc.	59	37,021
Microsoft Corp.	794	313,836
Oracle Corp.	98	13,791
Palantir Technologies, Inc., Class A *	448	53,061
Palo Alto Networks, Inc. *	145	27,105
PTC, Inc. *	26	4,029
Roper Technologies, Inc.	23	12,882
Salesforce, Inc.	62	16,660
ServiceNow, Inc. *	44	42,020
Synopsys, Inc. *	34	15,606
Tyler Technologies, Inc. *	10	5,433
Zscaler, Inc. *	7	1,583
		681,645
Specialized REITs — 0.5%
Crown Castle, Inc.	96	10,153
CubeSmart	56	2,277
Public Storage	35	10,515
SBA Communications Corp.	27	6,572
		29,517
Specialty Retail — 2.0%
AutoZone, Inc. *	4	15,050
CarMax, Inc. *	33	2,134
Home Depot, Inc. (The)	157	56,597
Lithia Motors, Inc., Class A	6	1,757
O'Reilly Automotive, Inc. *	11	15,567
Penske Automotive Group, Inc.	3	467
Ross Stores, Inc.	72	10,008
TJX Cos., Inc. (The)	35	4,504
Valvoline, Inc. *	20	685
Wayfair, Inc., Class A *	29	875
Williams-Sonoma, Inc.	28	4,325
		111,969
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.	1,708	362,950
Super Micro Computer, Inc. *	110	3,505
		366,455
Textiles, Apparel & Luxury Goods — 1.0%
Crocs, Inc. *	25	2,410
Deckers Outdoor Corp. *	67	7,426
INVESTMENTS	SHARES	VALUE($)

Textiles, Apparel & Luxury Goods — continued
Lululemon Athletica, Inc. *	26	7,040
NIKE, Inc., Class B	455	25,662
PVH Corp.	11	759
Ralph Lauren Corp.	17	3,824
Tapestry, Inc.	102	7,206
VF Corp.	75	891
		55,218
Trading Companies & Distributors — 0.2%
WW Grainger, Inc.	10	10,243
Water Utilities — 0.3%
American Water Works Co., Inc.	86	12,643
Essential Utilities, Inc.	109	4,483
		17,126
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.	86	21,238
Total Common Stocks (Cost $5,978,528)		5,646,374
Short-Term Investments — 0.1%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (a) (b) (Cost $3,665)	3,665	3,665
Total Investments — 100.0% (Cost $5,982,193)		5,650,039
Other Assets in Excess of Liabilities — 0.0% ^		1,799
NET ASSETS — 100.0%		5,651,838

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Exchange-Traded Funds	April 30, 2025

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.7%
Brazil — 11.4%
Alupar Investimento SA	114,713	620,950
Ambev SA	454,378	1,169,742
Banco Bradesco SA (Preference)	507,013	1,225,733
Banco do Brasil SA	251,986	1,280,544
BB Seguridade Participacoes SA	141,182	1,058,526
Bradespar SA (Preference)	132,945	379,030
BRF SA	108,633	434,521
Caixa Seguridade Participacoes S/A	184,409	530,629
Centrais Eletricas Brasileiras SA	144,022	1,114,333
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	70,813	1,416,223
Cia Energetica de Minas Gerais (Preference)	439,833	857,942
Cia Paranaense de Energia - Copel (Preference)	445,322	903,176
CPFL Energia SA	110,545	741,557
CSN Mineracao SA	583,920	632,778
Embraer SA *	102,227	1,173,913
Engie Brasil Energia SA	63,670	466,714
Gerdau SA (Preference)	200,285	529,021
GPS Participacoes e Empreendimentos SA (a)	17,978	47,803
Grupo Mateus SA *	10,863	14,739
Hypera SA	131,059	552,858
Isa Energia Brasil sa (Preference)	142,124	596,279
Itau Unibanco Holding SA (Preference)	460,908	2,889,634
Itausa SA (Preference)	819,791	1,542,755
Klabin SA	153,982	502,497
Lojas Renner SA	201,698	516,404
M Dias Branco SA	32,289	144,230
Marfrig Global Foods SA	193,664	733,344
Metalurgica Gerdau SA (Preference)	251,128	373,474
Neoenergia SA	156,801	629,950
Petroleo Brasileiro SA (Preference)	500,239	2,647,891
Porto Seguro SA	71,128	554,220
Rede D'Or Sao Luiz SA (b)	128,436	724,654
Santos Brasil Participacoes SA	189,495	451,437
Sao Martinho SA	87,318	300,643
SLC Agricola SA	113,235	393,269
Suzano SA	31,003	273,693
Telefonica Brasil SA	209,200	1,019,616
TIM SA	275,767	917,903
TOTVS SA	104,105	687,900
Transmissora Alianca de Energia Eletrica S/A	125,782	796,118
Vale SA	327,251	3,049,841
INVESTMENTS	SHARES	VALUE($)

Brazil — continued
Vibra Energia SA	181,394	598,664
WEG SA	164,010	1,301,352
		36,796,500
Chile — 2.1%
Banco de Chile	6,556,056	962,405
Banco Santander Chile	8,533,266	515,931
Cencosud SA	329,804	1,128,500
Cia Cervecerias Unidas SA	29,446	226,079
Cia Sud Americana de Vapores SA	12,182,559	672,885
Colbun SA	2,998,387	468,620
Embotelladora Andina SA (Preference), Class B	151,307	647,164
Empresas CMPC SA	51,365	80,555
Enel Americas SA	3,972,330	390,063
Enel Chile SA	8,289,472	586,546
Falabella SA	141,989	644,738
Latam Airlines Group SA	37,966,866	599,441
		6,922,927
China — 19.3%
An Hui Wenergy Co. Ltd., Class A	335,400	338,231
Anhui Conch Cement Co. Ltd., Class H	500	1,409
Anhui Expressway Co. Ltd., Class A	288,800	686,758
BAIC Motor Corp. Ltd., Class H (b)	1,207,000	296,706
Bank of China Ltd., Class H	7,099,000	3,963,895
Baoshan Iron & Steel Co. Ltd., Class A	422,400	397,009
Beijing Enterprises Holdings Ltd.	80,500	326,635
Bosideng International Holdings Ltd.	888,000	459,496
Brilliance China Automotive Holdings Ltd.	1,428,000	505,441
CGN Power Co. Ltd., Class H (b)	2,574,000	819,338
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	138,000	529,962
China CITIC Bank Corp. Ltd., Class H	1,502,000	1,187,971
China Coal Energy Co. Ltd., Class H	508,000	524,871
China Communications Services Corp. Ltd., Class H	850,000	442,680
China Construction Bank Corp., Class H	4,025,000	3,306,248
China Feihe Ltd. (b)	851,000	643,097
China Hongqiao Group Ltd.	349,500	627,358
China Medical System Holdings Ltd.	210,000	224,142
China Merchants Port Group Co. Ltd., Class A	120,900	316,871
China Merchants Port Holdings Co. Ltd.	296,000	480,551
China National Chemical Engineering Co. Ltd., Class A	150,900	156,719
China National Medicines Corp. Ltd., Class A	70,100	279,578
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	81

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
China Petroleum & Chemical Corp., Class H	2,156,000	1,100,576
China Resources Pharmaceutical Group Ltd. (b)	493,500	311,505
China Resources Power Holdings Co. Ltd.	296,000	714,076
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	90,140	510,114
China Shenhua Energy Co. Ltd., Class H	398,500	1,497,623
China South Publishing & Media Group Co. Ltd., Class A	304,600	597,007
China United Network Communications Ltd., Class A	764,500	559,665
China XD Electric Co. Ltd., Class A	377,900	323,041
China Yangtze Power Co. Ltd., Class A	206,800	839,049
Chongqing Rural Commercial Bank Co. Ltd., Class H	860,000	660,260
CITIC Ltd.	747,000	908,108
COFCO Sugar Holding Co. Ltd., Class A	291,300	372,317
COSCO SHIPPING Holdings Co. Ltd., Class H	531,850	802,581
COSCO SHIPPING Ports Ltd.	322,000	166,675
CRRC Corp. Ltd., Class A	458,500	442,548
Datang International Power Generation Co. Ltd., Class H	456,000	108,655
Dong-E-E-Jiao Co. Ltd., Class A	45,500	340,184
ENN Energy Holdings Ltd.	106,500	840,751
ENN Natural Gas Co. Ltd., Class A	114,100	310,224
Foxconn Industrial Internet Co. Ltd., Class A	173,200	436,219
Fujian Funeng Co. Ltd., Class A	245,100	323,161
GD Power Development Co. Ltd., Class A	861,100	529,643
Great Wall Motor Co. Ltd., Class H	517,000	738,789
Gree Electric Appliances, Inc. of Zhuhai, Class A	79,400	497,798
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	593,500	341,981
Guangdong South New Media Co. Ltd., Class A	52,400	280,883
Guangxi Guiguan Electric Power Co. Ltd., Class A	396,800	340,089
Guangxi Liugong Machinery Co. Ltd., Class A	230,300	315,235
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	16,000	34,938
Haitian International Holdings Ltd.	93,000	215,430
Heilongjiang Agriculture Co. Ltd., Class A	260,300	536,798
Henan Shuanghui Investment & Development Co. Ltd., Class A	17,700	60,825
HLA Group Corp. Ltd.	450,800	514,822
Huadian Power International Corp. Ltd., Class H	940,000	526,414
INVESTMENTS	SHARES	VALUE($)

China — continued
Huaibei Mining Holdings Co. Ltd., Class A	180,500	294,543
Huaihe Energy Group Co. Ltd., Class A	694,600	331,628
Huapont Life Sciences Co. Ltd., Class A	471,600	263,525
Huaxin Cement Co. Ltd., Class H	183,400	213,381
Huayu Automotive Systems Co. Ltd., Class A	99,200	243,299
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	137,500	497,430
Industrial & Commercial Bank of China Ltd., Class H	2,327,000	1,594,023
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	227,916	559,681
Inner Mongolia ERDOS Resources Co. Ltd., Class A	198,980	248,810
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	569,600	312,764
Inner Mongolia Yitai Coal Co. Ltd., Class B	381,100	757,927
Jiangling Motors Corp. Ltd., Class A	121,500	314,571
Jiangsu Expressway Co. Ltd., Class A	211,300	442,755
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	194,400	314,106
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	90,000	426,735
Jiangsu Zhongtian Technology Co. Ltd., Class A	188,400	361,566
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	194,700	283,976
KingClean Electric Co. Ltd., Class A	22,718	66,454
Kunlun Energy Co. Ltd.	580,000	552,842
Lao Feng Xiang Co. Ltd., Class A	22,700	149,893
Li Ning Co. Ltd.	17,500	32,993
Livzon Pharmaceutical Group, Inc., Class A	69,700	331,475
Meihua Holdings Group Co. Ltd., Class A	257,900	388,826
Nanjing Iron & Steel Co. Ltd., Class A	661,900	393,373
Ningbo Sanxing Medical Electric Co. Ltd., Class A	148,700	523,258
Offshore Oil Engineering Co. Ltd., Class A	308,600	225,490
PetroChina Co. Ltd., Class A	493,700	542,884
Qingdao Port International Co. Ltd., Class A	439,300	523,459
Qinhuangdao Port Co. Ltd., Class A	750,300	327,084
Shaanxi Coal Industry Co. Ltd., Class A	245,000	646,356
Shandong Nanshan Aluminum Co. Ltd., Class A	697,600	350,538
Shandong Publishing & Media Co. Ltd., Class A	326,700	441,228
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	30,800	22,671
Shanghai Huayi Group Co. Ltd., Class A	350,000	327,606
Shanghai International Port Group Co. Ltd., Class A	438,000	328,245
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	139,200	425,214
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	31,400	42,940
Shanghai Tunnel Engineering Co. Ltd., Class A	446,400	365,299
Shanjin International Gold Co. Ltd., Class A	235,620	661,811
Shanxi Coal International Energy Group Co. Ltd., Class A	113,900	148,390
Shanxi Coking Coal Energy Group Co. Ltd., Class A	356,430	314,298
Shenergy Co. Ltd., Class A	319,800	388,138
Shenzhen Aisidi Co. Ltd., Class A	261,140	417,620
Shenzhen Expressway Corp. Ltd.	235,300	361,041
Shenzhen Transsion Holdings Co. Ltd., Class A	3,311	34,196
Sichuan Biokin Pharmaceutical Co. Ltd., Class A *	17,000	669,567
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	84,100	419,202
Sinoma International Engineering Co., Class A	137,700	173,671
Sinopharm Group Co. Ltd., Class H	158,000	372,366
Sinotrans Ltd., Class A	58,800	37,891
Sinotruk Hong Kong Ltd.	225,000	540,653
TangShan Port Group Co. Ltd., Class A	963,500	531,848
Tasly Pharmaceutical Group Co. Ltd., Class A	168,200	352,232
Tian Di Science & Technology Co. Ltd., Class A	533,800	455,128
Tianhe Chemicals Group Ltd. ‡ *	20,000	—
Tianjin Port Co. Ltd., Class A	548,800	333,964
Tianshan Aluminum Group Co. Ltd., Class A	247,400	253,596
Triangle Tyre Co. Ltd., Class A	166,600	310,436
Uni-President China Holdings Ltd.	205,000	245,822
Wanxiang Qianchao Co. Ltd., Class A	696,600	623,619
Wuliangye Yibin Co. Ltd., Class A	38,400	679,990
Xinhua Winshare Publishing and Media Co. Ltd., Class A	263,700	558,644
Yangzijiang Shipbuilding Holdings Ltd. *	483,400	828,046
Yankuang Energy Group Co. Ltd., Class H	603,200	629,996
Yonfer Agricultural Technology Co. Ltd.	202,100	377,274
Youngor Fashion Co. Ltd., Class A	425,100	438,321
Yunnan Aluminium Co. Ltd., Class A	139,800	292,671
Yunnan Baiyao Group Co. Ltd., Class A	33,660	265,157
Yunnan Yuntianhua Co. Ltd., Class A	128,500	394,914
Yutong Bus Co. Ltd., Class A	191,800	708,192
Zhejiang Expressway Co. Ltd., Class H	500,000	412,117
Zhejiang Semir Garment Co. Ltd., Class A	95,700	73,978
Zhejiang Zheneng Electric Power Co. Ltd., Class A	425,100	307,161
INVESTMENTS	SHARES	VALUE($)

China — continued
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	59,400	122,167
Zhongjin Gold Corp. Ltd., Class A	215,200	404,987
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	86,200	62,114
		62,283,016
Colombia — 0.3%
Bancolombia SA (Preference)	73,092	750,714
Ecopetrol SA	348,661	142,333
		893,047
Czech Republic — 0.5%
CEZ A/S	25,450	1,291,831
Moneta Money Bank A/S (b)	62,256	384,838
		1,676,669
Egypt — 0.2%
Commercial International Bank - Egypt (CIB)	327,565	521,797
Greece — 2.4%
Eurobank Ergasias Services and Holdings SA	205,845	584,193
Hellenic Telecommunications Organization SA	52,288	992,270
HELLENiQ ENERGY Holdings S.A.	33,125	286,121
JUMBO SA	27,079	852,805
Metlen Energy & Metals SA	19,137	905,703
Motor Oil Hellas Corinth Refineries SA	29,114	705,436
National Bank of Greece SA	66,744	708,385
OPAP SA	47,435	1,053,969
Piraeus Financial Holdings SA	163,990	920,973
Public Power Corp. SA	58,869	882,435
		7,892,290
Hungary — 0.7%
Magyar Telekom Telecommunications plc *	130,312	616,171
MOL Hungarian Oil & Gas plc	80,591	682,421
Richter Gedeon Nyrt.	33,003	1,000,936
		2,299,528
India — 11.1%
Adani Power Ltd. *	141,532	889,311
Aurobindo Pharma Ltd. *	23,232	338,634
Bajaj Auto Ltd.	12,074	1,147,115
Bajaj Holdings & Investment Ltd.	1,277	181,551
Bank of Baroda	51,376	152,025
Bharat Petroleum Corp. Ltd.	167,757	614,791
Canara Bank	128,392	148,006
Castrol India Ltd.	42,167	98,641
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	83

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
Cipla Ltd.	59,582	1,093,373
Coal India Ltd.	50,745	231,209
Colgate-Palmolive India Ltd.	8,026	245,948
Dabur India Ltd.	65,702	379,425
Divi's Laboratories Ltd.	10,497	757,713
Dr Reddy's Laboratories Ltd.	56,568	794,054
GAIL India Ltd.	105,496	235,840
Glenmark Pharmaceuticals Ltd.	11,093	181,407
HCL Technologies Ltd.	72,018	1,335,784
Hindalco Industries Ltd.	29,918	221,123
Hindustan Petroleum Corp. Ltd.	79,456	355,597
Hindustan Unilever Ltd.	87,135	2,419,124
Hindustan Zinc Ltd.	37,135	193,483
ICICI Lombard General Insurance Co. Ltd. (b)	3,955	87,872
Indian Oil Corp. Ltd.	367,094	598,500
Indus Towers Ltd. *	119,670	576,706
Infosys Ltd.	230,065	4,067,074
ITC Hotels Ltd. *	9,830	22,623
ITC Ltd.	337,244	1,698,023
Jindal Steel & Power Ltd.	25,801	274,121
JSW Steel Ltd.	36,675	448,066
Mphasis Ltd.	599	17,494
Nestle India Ltd.	31,480	889,767
NHPC Ltd.	306,727	310,877
NMDC Ltd.	661,616	507,569
NTPC Ltd.	280,083	1,173,406
Oil & Natural Gas Corp. Ltd.	253,332	733,037
Oil India Ltd.	42,141	204,793
Petronet LNG Ltd.	95,100	353,070
Piramal Enterprises Ltd.	3,651	41,821
Power Grid Corp. of India Ltd.	238,605	866,599
REC Ltd.	133,911	668,433
Reliance Industries Ltd.	136,917	2,273,414
Steel Authority of India Ltd.	139,171	187,900
Sun Pharmaceutical Industries Ltd.	51,592	1,118,956
Suzlon Energy Ltd. *	252,994	168,696
Tata Consultancy Services Ltd.	54,333	2,217,868
Tata Motors Ltd.	99,991	762,002
Tata Power Co. Ltd. (The)	194,032	881,682
Tata Steel Ltd.	490,741	816,829
Titan Co. Ltd.	9,779	390,691
Torrent Power Ltd.	16,286	296,491
Union Bank of India Ltd.	113,498	169,020
United Breweries Ltd.	3,062	78,306
INVESTMENTS	SHARES	VALUE($)

India — continued
UPL Ltd.	12,807	101,569
Vedanta Ltd.	127,392	632,569
Zydus Lifesciences Ltd.	19,357	203,795
		35,853,793
Indonesia — 2.2%
Alamtri Resources Indonesia Tbk. PT	5,056,300	579,200
Astra International Tbk. PT	3,349,900	968,208
Bank Mandiri Persero Tbk. PT	3,150,300	930,307
Bukit Asam Tbk. PT	2,722,600	452,764
Gudang Garam Tbk. PT *	117,600	71,020
Indofood CBP Sukses Makmur Tbk. PT	769,400	526,066
Indofood Sukses Makmur Tbk. PT	1,445,400	697,221
Kalbe Farma Tbk. PT	448,700	36,984
Perusahaan Gas Negara Tbk. PT	5,151,400	522,747
Sarana Menara Nusantara Tbk. PT	1,440,200	49,430
Sumber Alfaria Trijaya Tbk. PT	1,538,800	199,205
Telkom Indonesia Persero Tbk. PT	5,688,000	896,535
Unilever Indonesia Tbk. PT	1,414,900	145,955
United Tractors Tbk. PT	376,400	514,396
Vale Indonesia Tbk. PT *	271,438	40,695
XLSMART Telecom Sejahtera Tbk. PT	2,515,400	325,790
		6,956,523
Kuwait — 0.7%
Agility Global plc	246,244	82,460
Agility Public Warehousing Co. KSC	461,122	396,024
Mobile Telecommunications Co. KSCP	546,262	843,804
National Bank of Kuwait SAKP	352,831	1,097,274
		2,419,562
Malaysia — 3.6%
AMMB Holdings Bhd.	429,500	513,860
Axiata Group Bhd.	46,200	22,485
CELCOMDIGI Bhd.	197,400	174,911
CIMB Group Holdings Bhd.	615,200	1,016,252
Genting Bhd.	480,100	356,423
Genting Malaysia Bhd.	783,200	311,489
Hong Leong Financial Group Bhd.	17,000	67,685
IHH Healthcare Bhd.	220,300	353,297
Kuala Lumpur Kepong Bhd.	70,900	322,587
Malayan Banking Bhd.	542,008	1,256,000
Maxis Bhd.	701,600	603,250
Petronas Chemicals Group Bhd.	485,600	414,349
Petronas Gas Bhd.	214,100	868,308
PPB Group Bhd.	182,660	526,307
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Malaysia — continued
Press Metal Aluminium Holdings Bhd.	336,600	382,569
RHB Bank Bhd.	544,600	840,025
SD Guthrie Bhd.	232,800	256,020
Sime Darby Bhd.	915,600	441,253
Telekom Malaysia Bhd.	450,400	709,824
Tenaga Nasional Bhd.	452,700	1,455,947
YTL Corp. Bhd.	1,063,300	472,896
YTL Power International Bhd.	344,000	272,512
		11,638,249
Mexico — 6.5%
Alfa SAB de CV, Class A	1,047,021	759,752
Alsea SAB de CV	76,683	171,936
America Movil SAB de CV	1,418,250	1,227,287
Arca Continental SAB de CV	101,602	1,070,032
Banco del Bajio SA (b)	80,094	192,204
Cemex SAB de CV	2,122,821	1,313,063
Coca-Cola Femsa SAB de CV	111,710	1,053,214
Controladora Alpek SAB de CV *	1,047,021	164,444
El Puerto de Liverpool SAB de CV, Class C1	75,233	346,462
Fibra Uno Administracion SA de CV, REIT	249,948	323,484
Fomento Economico Mexicano SAB de CV	145,481	1,529,626
Gruma SAB de CV, Class B	46,619	888,258
Grupo Aeroportuario del Centro Norte SAB de CV	87,430	962,062
Grupo Aeroportuario del Sureste SAB de CV, Class B	37,231	1,175,699
Grupo Bimbo SAB de CV	26,870	81,759
Grupo Carso SAB de CV	59,467	413,560
Grupo Financiero Banorte SAB de CV, Class O	293,143	2,513,551
Grupo Mexico SAB de CV	282,788	1,467,403
Kimberly-Clark de Mexico SAB de CV, Class A	421,218	741,033
Megacable Holdings SAB de CV	188,984	459,679
Orbia Advance Corp. SAB de CV	185,221	125,052
Prologis Property Mexico SA de CV, REIT	179,130	635,662
Promotora y Operadora de Infraestructura SAB de CV	79,779	892,680
Qualitas Controladora SAB de CV	53,873	595,994
Wal-Mart de Mexico SAB de CV	598,062	1,894,780
		20,998,676
Philippines — 0.4%
Globe Telecom, Inc.	3,973	138,065
Manila Electric Co.	74,290	758,129
INVESTMENTS	SHARES	VALUE($)

Philippines — continued
PLDT, Inc.	13,065	304,369
Puregold Price Club, Inc.	134,400	76,879
		1,277,442
Qatar — 1.4%
Industries Qatar QSC	265,195	914,703
Mesaieed Petrochemical Holding Co.	418,923	162,197
Ooredoo QPSC	261,238	930,705
Qatar Electricity & Water Co. QSC	134,172	563,441
Qatar Fuel QSC	79,332	326,834
Qatar Gas Transport Co. Ltd.	689,652	867,321
Qatar International Islamic Bank QSC	44,464	129,590
Qatar Navigation QSC	160,074	488,004
		4,382,795
Romania — 0.3%
NEPI Rockcastle NV	135,688	1,040,278
Russia — 0.0% ^
Alrosa PJSC ‡	200,448	—
Federal Grid Co. - Rosseti PJSC ‡ *	170,798,392	129
GMK Norilskiy Nickel PAO ‡ *	308,700	—
Inter RAO UES PJSC ‡	6,142,220	6
LUKOIL PJSC ‡	17,853	—
M.Video PJSC ‡ *	8,526	—
Magnit PJSC ‡	7,858	—
Magnitogorsk Iron & Steel Works PJSC ‡	334,440	—
Mobile TeleSystems PJSC ‡	120,496	—
Novolipetsk Steel PJSC ‡	155,019	—
PhosAgro PJSC ‡	1,940	—
Rostelecom PJSC ‡	157,186	—
RusHydro PJSC ‡ *	35,715,691	36
Sberbank of Russia PJSC ‡ *	537,391	1
Severstal PAO ‡	20,498	—
Sistema AFK PAO ‡	308,352	—
Surgutneftegas PAO (Preference) ‡	655,737	1
Tatneft PJSC ‡	17,275	—
Unipro PJSC ‡ *	4,941,067	5
		178
Saudi Arabia — 4.3%
Abdullah Al Othaim Markets Co.	113,488	272,992
Almarai Co. JSC	34,127	480,714
Arab National Bank	38,526	220,983
Arabian Centres Co. (b)	30,546	161,242
Catrion Catering Holding Co.	22,036	692,106
Elm Co.	4,260	1,178,834
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	85

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Saudi Arabia — continued
Etihad Etisalat Co.	66,470	1,112,869
Jamjoom Pharmaceuticals Factory Co.	12,239	565,820
Jarir Marketing Co.	123,100	414,553
Leejam Sports Co. JSC	9,597	358,735
Mouwasat Medical Services Co.	883	17,093
Riyadh Cables Group Co.	18,733	635,594
SABIC Agri-Nutrients Co.	27,422	722,367
Sahara International Petrochemical Co.	64,720	328,069
SAL Saudi Logistics Services	5,085	247,824
Saudi Arabian Mining Co. *	12,927	176,200
Saudi Arabian Oil Co. (b)	330,745	2,236,166
Saudi Aramco Base Oil Co.	18,974	502,629
Saudi Cement Co.	35,272	433,030
Saudi Investment Bank (The)	44,575	179,086
Saudi Telecom Co.	190,566	2,419,382
United Electronics Co.	14,828	371,594
Yanbu National Petrochemical Co.	18,581	158,418
		13,886,300
South Africa — 5.4%
African Rainbow Minerals Ltd.	66,061	553,888
Aspen Pharmacare Holdings Ltd.	60,820	399,375
Bid Corp. Ltd.	41,162	1,034,513
Bidvest Group Ltd.	72,735	922,089
Clicks Group Ltd.	32,710	695,674
Exxaro Resources Ltd.	90,861	743,866
Foschini Group Ltd.	75,655	525,767
Harmony Gold Mining Co. Ltd.	93,190	1,464,236
Impala Platinum Holdings Ltd. *	95,531	568,135
Investec Ltd.	91,862	573,319
Kumba Iron Ore Ltd.	24,450	425,217
Mr Price Group Ltd.	60,585	774,330
MTN Group Ltd.	223,799	1,481,173
MultiChoice Group *	29,303	171,282
Naspers Ltd., Class N	7,235	1,902,388
Nedbank Group Ltd.	70,393	959,135
Pepkor Holdings Ltd. (b)	398,320	576,614
Shoprite Holdings Ltd.	52,839	812,990
Sibanye Stillwater Ltd. *	259,663	296,665
Tiger Brands Ltd.	49,088	765,299
Vodacom Group Ltd.	139,804	1,034,443
Woolworths Holdings Ltd.	241,259	747,074
		17,427,472
INVESTMENTS	SHARES	VALUE($)

Taiwan — 11.1%
Accton Technology Corp.	9,000	167,637
Capital Securities Corp.	808,000	657,388
Catcher Technology Co. Ltd.	15,000	102,108
Cathay Financial Holding Co. Ltd.	543,000	1,000,484
Cheng Shin Rubber Industry Co. Ltd.	553,000	854,117
Chicony Electronics Co. Ltd.	102,551	494,128
China Airlines Ltd.	1,057,000	696,311
China Motor Corp.	158,000	354,366
China Steel Corp.	699,000	452,039
Chunghwa Telecom Co. Ltd.	435,000	1,758,663
CTBC Financial Holding Co. Ltd.	1,691,395	2,084,204
E.Sun Financial Holding Co. Ltd.	867,375	769,342
Eclat Textile Co. Ltd. *	45,000	586,547
Eva Airways Corp.	665,000	798,751
Evergreen Marine Corp. Taiwan Ltd.	149,800	970,551
Far EasTone Telecommunications Co. Ltd.	307,000	823,238
Feng TAY Enterprise Co. Ltd.	112,960	399,859
First Financial Holding Co. Ltd.	1,432,609	1,140,798
Formosa Taffeta Co. Ltd.	346,000	179,354
Fubon Financial Holding Co. Ltd.	320,416	849,241
Giant Manufacturing Co. Ltd.	97,000	395,976
International Games System Co. Ltd.	26,000	674,074
King Slide Works Co. Ltd.	10,000	546,960
MediaTek, Inc.	53,000	2,252,134
Mega Financial Holding Co. Ltd.	1,369,694	1,622,102
Nien Made Enterprise Co. Ltd.	57,000	698,013
Novatek Microelectronics Corp.	18,000	292,738
Pou Chen Corp.	704,000	724,957
Powertech Technology, Inc.	120,000	407,763
President Chain Store Corp.	117,000	956,775
SinoPac Financial Holdings Co. Ltd.	1,774,787	1,185,953
Taiwan Cooperative Financial Holding Co. Ltd.	803,655	613,807
Taiwan Fertilizer Co. Ltd.	395,000	633,590
Taiwan Mobile Co. Ltd.	284,000	1,008,345
Taiwan Semiconductor Manufacturing Co. Ltd.	192,000	5,440,234
Uni-President Enterprises Corp.	598,000	1,437,091
Yang Ming Marine Transport Corp.	254,000	542,666
Yuanta Financial Holding Co. Ltd.	1,404,820	1,376,387
		35,948,691
Thailand — 4.3%
Advanced Info Service PCL	156,400	1,379,554
Bangkok Bank PCL	115,900	477,062
Banpu PCL, NVDR	2,986,500	383,842
Carabao Group PCL, NVDR	188,400	352,005
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Thailand — continued
Central Retail Corp. PCL, NVDR	180,200	127,554
Charoen Pokphand Foods PCL, NVDR	1,225,900	971,014
CP ALL PCL, NVDR	611,000	940,801
CP Axtra PCL, NVDR	417,292	315,027
Digital Telecommunications Infrastructure Fund, Class F	1,237,900	303,806
Electricity Generating PCL	46,600	144,815
Indorama Ventures PCL, NVDR	500,500	284,357
Kasikornbank PCL, NVDR	269,700	1,287,949
Krung Thai Bank PCL	1,390,200	907,186
Minor International PCL, NVDR	625,000	503,040
Osotspa PCL, NVDR	299,600	141,551
PTT Exploration & Production PCL	272,400	806,846
PTT PCL, NVDR	1,739,400	1,613,086
Ratch Group PCL	10,500	8,239
SCB X PCL, NVDR	296,200	1,055,444
Thai Oil PCL	496,300	397,018
Thai Union Group PCL, Class F	993,700	321,028
TMBThanachart Bank PCL, NVDR	9,412,000	515,578
True Corp. PCL, NVDR *	1,743,700	631,280
		13,868,082
Turkey — 6.4%
AG Anadolu Grubu Holding A/S	66,684	474,868
Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	390,746	216,411
Akbank TAS	525,249	667,444
Akcansa Cimento A/S	133,752	488,626
Aksa Enerji Uretim A/S	198,144	160,549
Anadolu Efes Biracilik ve Malt Sanayii A/S	106,283	442,017
Aselsan Elektronik Sanayi ve Ticaret A/S	298,123	1,050,251
Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	122,490	320,940
Aygaz A/S	113,747	378,223
BIM Birlesik Magazalar A/S	65,723	772,131
Celebi Hava Servisi A/S	6,543	429,102
Cimsa Cimento Sanayi ve Ticaret A/S	501,657	612,630
Coca-Cola Icecek A/S	285,067	386,833
Dogan Sirketler Grubu Holding A/S	1,348,190	547,685
Dogus Otomotiv Servis ve Ticaret A/S	67,509	343,757
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	423,563	484,017
Enerjisa Enerji A/S (b)	69,390	97,816
Enka Insaat ve Sanayi A/S	484,003	807,507
Ford Otomotiv Sanayi A/S	23,943	552,413
Is Gayrimenkul Yatirim Ortakligi A/S, REIT *	226,958	84,868
INVESTMENTS	SHARES	VALUE($)

Turkey — continued
Is Yatirim Menkul Degerler A/S	333,675	312,570
KOC Holding A/S	154,234	555,310
Konya Cimento Sanayii A/S *	91	14,300
Mavi Giyim Sanayi ve Ticaret A/S, Class B (b)	431,268	363,158
Migros Ticaret A/S	47,649	594,191
MLP Saglik Hizmetleri A/S * (b)	63,814	543,226
Nuh Cimento Sanayi A/S	44,642	283,428
Oyak Cimento Fabrikalari A/S *	886,402	542,592
Pegasus Hava Tasimaciligi A/S *	99,598	579,237
Sok Marketler Ticaret A/S	352,057	345,343
TAV Havalimanlari Holding A/S *	86,723	516,228
Tekfen Holding A/S *	269,278	958,341
Torunlar Gayrimenkul Yatirim Ortakligi A/S, REIT	365,171	583,081
Turk Hava Yollari AO *	105,203	780,598
Turk Telekomunikasyon A/S *	491,887	671,959
Turk Traktor ve Ziraat Makineleri A/S	17,357	273,917
Turkcell Iletisim Hizmetleri A/S	303,070	710,867
Turkiye Garanti Bankasi A/S	58,869	158,236
Turkiye Is Bankasi A/S, Class C	1,842,349	496,044
Turkiye Petrol Rafinerileri A/S	191,692	623,062
Ulker Biskuvi Sanayi A/S *	130,788	363,740
Yapi ve Kredi Bankasi A/S *	848,316	504,523
Zorlu Enerji Elektrik Uretim A/S *	5,835,857	486,457
		20,578,496
United Arab Emirates — 4.1%
Abu Dhabi Commercial Bank PJSC	426,154	1,350,418
Abu Dhabi Islamic Bank PJSC	223,524	1,112,875
Abu Dhabi National Oil Co. for Distribution PJSC	499,233	458,129
ADNOC Drilling Co. PJSC	427,359	570,174
ADNOC Logistics & Services	295,421	390,150
Air Arabia PJSC	771,399	733,971
Aldar Properties PJSC	532,855	1,199,965
Borouge plc	296,497	208,443
Dubai Electricity & Water Authority PJSC	749,750	547,088
Dubai Islamic Bank PJSC	494,953	1,019,748
Emaar Development PJSC	243,051	885,733
Emaar Properties PJSC	372,436	1,330,808
Emirates NBD Bank PJSC	98,292	550,089
Emirates Telecommunications Group Co. PJSC	212,321	1,005,809
NMDC Group PJSC	110,224	749,621
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	87

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Arab Emirates — continued
Salik Co. PJSC	598,081	824,040
Talabat Holding plc *	909,295	350,342
		13,287,403
United Kingdom — 0.3%
Anglogold Ashanti plc	23,689	986,221
United States — 0.7%
GCC SAB de CV	54,792	460,398
JBS SA	186,497	1,441,000
Titan Cement International SA	4,414	204,910
		2,106,308
Total Common Stocks (Cost $288,407,397)		321,942,243
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (c) (d) (Cost $544,586)	544,586	544,586
Total Investments — 99.9% (Cost $288,951,983)		322,486,829
Other Assets in Excess of Liabilities — 0.1%		227,105
NET ASSETS — 100.0%		322,713,934

Percentages indicated are based on net assets.

Abbreviations
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Exchange-Traded Funds	April 30, 2025

Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	15.8%
Oil, Gas & Consumable Fuels	8.2
Metals & Mining	5.9
Food Products	4.5
Electric Utilities	4.3
Wireless Telecommunication Services	3.9
Diversified Telecommunication Services	3.8
Pharmaceuticals	3.4
Transportation Infrastructure	3.3
Consumer Staples Distribution & Retail	3.1
Independent Power and Renewable Electricity Producers	3.1
IT Services	2.7
Semiconductors & Semiconductor Equipment	2.6
Beverages	2.4
Industrial Conglomerates	2.0
Specialty Retail	2.0
Chemicals	1.8
Real Estate Management & Development	1.6
Insurance	1.5
Automobiles	1.5
Construction Materials	1.4
Machinery	1.4
Gas Utilities	1.3
Passenger Airlines	1.3
Broadline Retail	1.2
Construction & Engineering	1.1
Electrical Equipment	1.1
Personal Care Products	1.1
Marine Transportation	1.1
Textiles, Apparel & Luxury Goods	1.0
Hotels, Restaurants & Leisure	1.0
Others (each less than 1.0%)	9.4
Short-Term Investments	0.2
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	89

JPMorgan Diversified Return Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets Index	9	06/20/2025	USD	499,275	2,781

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Exchange-Traded Funds	April 30, 2025

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Australia — 11.3%
AGL Energy Ltd.	174,627	1,190,084
Ampol Ltd. (a)	42,194	640,683
Ansell Ltd.	39,384	764,032
ANZ Group Holdings Ltd.	19,979	382,044
APA Group	119,684	629,774
Aurizon Holdings Ltd.	97,286	190,458
BHP Group Ltd.	37,908	903,486
BlueScope Steel Ltd.	38,387	587,953
Brambles Ltd.	13,188	173,312
CAR Group Ltd.	33,034	705,088
Charter Hall Group, REIT	29,240	316,141
Cochlear Ltd.	5,332	933,796
Coles Group Ltd.	106,138	1,441,333
Dexus, REIT	171,785	826,908
Dyno Nobel Ltd.	266,716	387,165
EBOS Group Ltd.	9,793	212,904
Endeavour Group Ltd. (a)	270,359	691,554
Evolution Mining Ltd.	81,741	409,933
Fortescue Ltd.	90,012	929,616
Glencore plc	234,332	768,313
Goodman Group, REIT	53,531	1,024,789
GPT Group (The), REIT	317,699	941,773
Harvey Norman Holdings Ltd.	195,302	652,963
Iluka Resources Ltd.	16,573	43,908
JB Hi-Fi Ltd.	20,440	1,354,513
Lottery Corp. Ltd. (The)	176,891	589,494
Metcash Ltd.	250,238	515,433
New Hope Corp. Ltd.	215,403	505,304
Northern Star Resources Ltd.	85,789	1,053,805
Orica Ltd.	13,828	143,533
Origin Energy Ltd.	192,449	1,311,734
Pro Medicus Ltd.	5,815	852,655
Qantas Airways Ltd.	55,068	311,350
Ramsay Health Care Ltd.	9,229	196,492
REA Group Ltd.	4,584	728,305
Rio Tinto Ltd.	13,030	974,868
Rio Tinto plc	20,037	1,193,993
Santos Ltd.	299,868	1,152,802
SGH Ltd.	11,103	363,120
Sonic Healthcare Ltd.	54,860	915,996
South32 Ltd.	277,061	477,458
Stockland, REIT	379,145	1,332,406
Telstra Group Ltd.	441,088	1,273,023
Treasury Wine Estates Ltd.	12,734	72,787
INVESTMENTS	SHARES	VALUE($)

Australia — continued
Vicinity Ltd., REIT	686,241	1,037,838
Wesfarmers Ltd.	26,602	1,332,660
Whitehaven Coal Ltd.	283,142	905,697
WiseTech Global Ltd.	13,931	792,158
Woodside Energy Group Ltd.	60,943	794,400
Yancoal Australia Ltd.	217,615	693,901
		36,623,735
Austria — 0.4%
Mondi plc	11,706	177,687
OMV AG	24,597	1,271,754
		1,449,441
Belgium — 0.2%
Anheuser-Busch InBev SA	3,828	252,300
D'ieteren Group	1,494	298,353
Syensqo SA	2,514	179,833
		730,486
Chile — 0.3%
Antofagasta plc	40,618	891,384
China — 1.1%
AAC Technologies Holdings, Inc.	107,000	512,205
Budweiser Brewing Co. APAC Ltd. (b)	658,706	696,008
Lenovo Group Ltd.	766,000	885,938
SITC International Holdings Co. Ltd.	169,917	469,947
Wilmar International Ltd.	345,400	810,128
Xinyi Glass Holdings Ltd.	120,000	112,354
		3,486,580
Denmark — 0.5%
Carlsberg A/S, Class B (a)	8,239	1,122,594
Novo Nordisk A/S, Class B	5,998	401,036
		1,523,630
Finland — 0.8%
Elisa OYJ	8,303	442,948
Kesko OYJ, Class B	27,231	625,192
Orion OYJ, Class B	8,343	522,368
UPM-Kymmene OYJ (a)	31,013	821,414
Wartsila OYJ Abp	8,826	163,072
		2,574,994
France — 5.4%
Air Liquide SA	2,036	418,354
Arkema SA	7,613	578,782
Canal+ SA *	65,719	149,295
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	91

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Capgemini SE	4,375	698,479
Carrefour SA (a)	58,770	906,451
Cie Generale des Etablissements Michelin SCA	16,038	586,441
Covivio SA, REIT	8,444	473,496
Credit Agricole SA	48,835	915,978
Danone SA	16,163	1,390,768
Eiffage SA	8,713	1,185,602
Engie SA	56,648	1,170,819
EssilorLuxottica SA	3,843	1,107,372
Gecina SA, REIT	7,756	796,220
Klepierre SA, REIT	38,663	1,415,188
Orange SA	82,948	1,203,414
Publicis Groupe SA	10,875	1,106,498
TotalEnergies SE	17,959	1,022,858
Unibail-Rodamco-Westfield, REIT	10,339	875,248
Vinci SA	7,678	1,078,508
Vivendi SE	105,976	330,482
		17,410,253
Germany — 2.5%
Beiersdorf AG	2,297	323,643
Brenntag SE	5,142	343,402
Covestro AG *	4,767	320,778
Deutsche Telekom AG (Registered)	33,580	1,206,110
Evonik Industries AG	34,507	775,471
Fresenius Medical Care AG	15,968	812,381
Heidelberg Materials AG	6,777	1,354,813
Mercedes-Benz Group AG	14,062	840,750
Merck KGaA	3,136	436,594
SAP SE	4,498	1,316,064
Scout24 SE (b)	3,700	440,954
		8,170,960
Hong Kong — 3.1%
ASMPT Ltd.	45,000	302,737
CK Infrastructure Holdings Ltd.	166,000	1,118,782
CLP Holdings Ltd.	138,500	1,180,940
Henderson Land Development Co. Ltd.	185,000	524,649
Hong Kong & China Gas Co. Ltd.	1,044,393	939,718
Hongkong Land Holdings Ltd.	43,200	211,421
Hutchison Port Holdings Trust	929,800	138,421
Orient Overseas International Ltd.	55,000	768,266
PCCW Ltd.	1,219,000	812,652
Power Assets Holdings Ltd.	180,500	1,193,683
Sun Hung Kai Properties Ltd.	40,000	379,456
INVESTMENTS	SHARES	VALUE($)

Hong Kong — continued
Swire Pacific Ltd., Class A	90,500	782,614
United Energy Group Ltd.	5,208,000	271,898
WH Group Ltd. (b)	1,444,243	1,291,453
Yue Yuen Industrial Holdings Ltd.	172,000	246,940
		10,163,630
Indonesia — 0.1%
First Pacific Co. Ltd.	312,000	209,935
Italy — 3.0%
A2A SpA	424,309	1,079,132
Banca Mediolanum SpA	21,672	323,993
BPER Banca SpA (a)	28,673	232,885
Coca-Cola HBC AG	28,234	1,470,249
Enel SpA	71,067	616,078
Eni SpA	60,194	862,071
Generali	18,059	660,015
Italgas SpA	132,620	1,089,609
Pirelli & C SpA (b)	36,973	228,586
Poste Italiane SpA (b)	53,915	1,094,323
Recordati Industria Chimica e Farmaceutica SpA	14,180	836,738
Terna - Rete Elettrica Nazionale	653	6,493
UniCredit SpA	21,439	1,247,339
		9,747,511
Ivory Coast — 0.3%
Endeavour Mining plc	31,201	837,832
Japan — 27.0%
Activia Properties, Inc., REIT	167	400,442
Aeon Mall Co. Ltd.	28,700	550,684
AEON REIT Investment Corp., REIT	332	290,560
Alfresa Holdings Corp.	33,500	505,720
Asahi Group Holdings Ltd.	71,500	988,294
Asahi Kasei Corp.	31,900	222,303
BIPROGY, Inc.	7,500	244,936
Brother Industries Ltd.	34,500	606,289
Canon Marketing Japan, Inc.	20,000	707,998
Canon, Inc. (a)	37,000	1,141,811
Capcom Co. Ltd.	27,900	807,720
Chugai Pharmaceutical Co. Ltd.	26,700	1,538,175
Coca-Cola Bottlers Japan Holdings, Inc.	19,500	366,343
COMSYS Holdings Corp.	27,800	616,161
Cosmo Energy Holdings Co. Ltd.	16,200	664,882
Daito Trust Construction Co. Ltd.	10,500	1,169,039
Daiwa Securities Group, Inc.	122,600	806,209
Dexerials Corp.	15,900	186,810
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Dowa Holdings Co. Ltd.	5,200	166,840
Electric Power Development Co. Ltd.	68,600	1,204,304
ENEOS Holdings, Inc.	221,400	1,065,871
Fuji Media Holdings, Inc.	5,500	113,891
FUJIFILM Holdings Corp.	45,300	927,852
Hachijuni Bank Ltd. (The)	31,400	237,007
Hikari Tsushin, Inc.	4,300	1,192,724
Hoya Corp.	1,300	152,966
Hulic Co. Ltd.	86,200	901,385
Idemitsu Kosan Co. Ltd.	120,385	746,028
Inpex Corp.	73,900	924,452
Invincible Investment Corp., REIT	1,162	480,264
ITOCHU Corp.	22,400	1,145,602
Iwatani Corp.	28,400	271,927
Japan Metropolitan Fund Invest, REIT	880	586,326
Japan Post Holdings Co. Ltd.	68,900	669,726
Japan Post Insurance Co. Ltd.	28,100	564,899
Japan Real Estate Investment Corp., REIT	366	290,462
Japan Tobacco, Inc.	39,700	1,223,079
JFE Holdings, Inc.	4,900	57,066
Kajima Corp.	12,300	293,695
Kakaku.com, Inc.	12,500	221,073
Kansai Electric Power Co., Inc. (The)	73,500	905,552
Kao Corp.	26,000	1,113,360
Kawasaki Kisen Kaisha Ltd.	83,400	1,143,774
KDDI Corp.	76,400	1,354,085
Kinden Corp.	14,100	364,968
Kirin Holdings Co. Ltd.	30,300	458,338
Kobe Steel Ltd.	94,200	1,104,768
K's Holdings Corp.	46,700	447,247
Kuraray Co. Ltd.	75,700	884,289
Kyowa Kirin Co. Ltd.	18,200	284,186
Kyushu Electric Power Co., Inc.	125,000	1,114,103
Marubeni Corp.	66,100	1,171,865
MatsukiyoCocokara & Co.	52,100	956,381
Mebuki Financial Group, Inc.	73,700	360,108
Medipal Holdings Corp.	35,300	598,183
MEIJI Holdings Co. Ltd.	41,500	1,020,354
Mitsubishi Chemical Group Corp.	56,400	274,192
Mitsubishi Corp.	47,300	898,065
Mitsubishi Gas Chemical Co., Inc.	17,400	265,115
Mitsubishi HC Capital, Inc.	122,900	869,412
Mitsubishi UFJ Financial Group, Inc.	92,900	1,170,459
Mitsui & Co. Ltd.	52,600	1,063,631
INVESTMENTS	SHARES	VALUE($)

Japan — continued
Mitsui Fudosan Co. Ltd.	83,000	822,584
Mitsui Mining & Smelting Co. Ltd.	29,200	793,860
Morinaga Milk Industry Co. Ltd.	9,900	235,250
MS&AD Insurance Group Holdings, Inc.	38,600	877,371
NEC Corp.	28,500	693,771
NH Foods Ltd.	10,000	377,533
Nichirei Corp.	17,600	241,427
Nintendo Co. Ltd.	17,800	1,477,756
Nippon Building Fund, Inc., REIT	323	299,812
Nippon Shokubai Co. Ltd.	37,000	433,608
Nippon Steel Corp.	48,800	1,027,128
Nippon Telegraph & Telephone Corp.	1,274,800	1,332,519
Nippon Yusen KK	27,300	891,971
Nisshin Seifun Group, Inc.	4,800	61,928
Niterra Co. Ltd.	37,700	1,173,860
Nitto Denko Corp.	64,700	1,137,220
NOF Corp.	900	13,548
Nomura Real Estate Holdings, Inc.	209,700	1,247,179
Nomura Real Estate Master Fund, Inc., REIT	119	118,471
NS Solutions Corp.	7,200	170,819
Obayashi Corp.	15,300	237,382
Ono Pharmaceutical Co. Ltd.	72,100	829,938
Open House Group Co. Ltd.	7,600	336,999
ORIX Corp.	6,000	120,360
Osaka Gas Co. Ltd.	52,100	1,321,155
Otsuka Holdings Co. Ltd.	25,100	1,223,645
PeptiDream, Inc. *	23,300	317,184
Rohto Pharmaceutical Co. Ltd.	7,100	118,763
Sankyo Co. Ltd.	63,500	966,505
Santen Pharmaceutical Co. Ltd.	93,800	950,043
Sanwa Holdings Corp.	19,400	636,760
Sapporo Holdings Ltd.	2,800	155,494
Sawai Group Holdings Co. Ltd.	33,400	481,275
SCREEN Holdings Co. Ltd.	900	59,847
SCSK Corp.	27,000	706,196
Seiko Epson Corp.	50,500	700,591
Sekisui Chemical Co. Ltd.	20,300	354,721
Sekisui House Ltd.	27,500	632,231
Sekisui House REIT, Inc., REIT	778	419,715
Shimamura Co. Ltd.	6,000	399,234
Shionogi & Co. Ltd.	80,300	1,349,081
Ship Healthcare Holdings, Inc.	8,600	124,764
Skylark Holdings Co. Ltd.	19,400	402,632
SoftBank Corp.	860,700	1,302,450
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	93

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
SoftBank Group Corp.	6,600	333,760
Sojitz Corp.	29,220	691,282
Subaru Corp.	12,400	224,538
Sugi Holdings Co. Ltd.	21,100	443,223
Sumitomo Mitsui Financial Group, Inc.	49,500	1,180,932
Suntory Beverage & Food Ltd.	19,100	667,370
Suzuken Co. Ltd.	12,100	437,144
Takeda Pharmaceutical Co. Ltd.	41,600	1,258,343
TIS, Inc.	2,200	63,499
Toho Gas Co. Ltd.	16,100	481,597
Tohoku Electric Power Co., Inc.	134,700	968,029
Tokyo Electron Ltd.	5,300	789,161
Tokyo Gas Co. Ltd.	38,900	1,292,367
Tokyo Tatemono Co. Ltd.	55,500	995,022
Tokyu Fudosan Holdings Corp.	167,000	1,169,638
Tosoh Corp.	30,500	429,950
Toyo Suisan Kaisha Ltd.	17,500	1,131,301
Toyo Tire Corp.	10,400	194,447
Toyota Boshoku Corp.	9,600	137,748
Trend Micro, Inc.	7,500	538,129
Tsumura & Co.	17,300	520,229
UBE Corp.	21,600	316,903
United Urban Investment Corp., REIT	295	310,431
USS Co. Ltd.	66,700	664,849
Yamada Holdings Co. Ltd.	59,600	192,078
Yamaguchi Financial Group, Inc.	3,500	41,350
Yamaha Motor Co. Ltd. (a)	90,100	707,621
Yamato Kogyo Co. Ltd.	3,200	190,556
Yamazaki Baking Co. Ltd.	10,600	253,749
Yokohama Rubber Co. Ltd. (The)	26,500	579,418
		87,853,494
Jordan — 0.3%
Hikma Pharmaceuticals plc	40,998	1,086,429
Luxembourg — 0.1%
RTL Group SA *	7,378	302,576
Macau — 0.1%
MGM China Holdings Ltd.	184,400	238,967
Mexico — 0.2%
Fresnillo plc	42,535	570,078
Netherlands — 2.0%
ABN AMRO Bank NV, CVA (a) (b)	35,653	738,832
ASR Nederland NV	8,137	513,435
Havas NV *	105,998	176,334
INVESTMENTS	SHARES	VALUE($)

Netherlands — continued
Heineken Holding NV	9,759	763,054
Koninklijke Ahold Delhaize NV	34,030	1,397,240
Koninklijke KPN NV	290,432	1,351,047
NN Group NV	6,365	390,304
Wolters Kluwer NV	7,148	1,262,044
		6,592,290
New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	42,898	865,382
Spark New Zealand Ltd.	66,877	82,628
		948,010
Norway — 1.3%
Aker BP ASA	4,362	93,641
DNB Bank ASA	13,984	349,574
Equinor ASA	50,070	1,133,366
Mowi ASA	26,724	490,024
Norsk Hydro ASA	76,633	406,493
Orkla ASA	70,100	781,788
Salmar ASA	504	24,905
Telenor ASA	66,221	994,639
		4,274,430
Poland — 0.0% ^
ORLEN SA	821	14,826
Portugal — 0.4%
Galp Energia SGPS SA	47,830	741,067
Jeronimo Martins SGPS SA	29,727	719,464
		1,460,531
Russia — 0.0% ^
Evraz plc ‡ *	393,430	—
Singapore — 3.1%
CapitaLand Ascendas, REIT	154,742	315,311
CapitaLand Integrated Commercial Trust, REIT	698,308	1,149,206
ComfortDelGro Corp. Ltd.	249,000	292,121
DBS Group Holdings Ltd.	20,800	675,776
Genting Singapore Ltd.	174,100	98,727
Jardine Cycle & Carriage Ltd.	16,800	333,677
Keppel Ltd.	133,200	669,690
Mapletree Pan Asia Commercial Trust, REIT	4,700	4,402
Oversea-Chinese Banking Corp. Ltd.	95,300	1,179,410
Sembcorp Industries Ltd.	196,300	992,919
Singapore Airlines Ltd.	205,300	1,053,582
Singapore Telecommunications Ltd.	490,600	1,419,402
STMicroelectronics NV (a)	10,179	231,400
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Singapore — continued
Suntec, REIT	674,900	595,037
United Overseas Bank Ltd.	18,000	478,059
Venture Corp. Ltd.	73,900	656,012
		10,144,731
South Africa — 0.3%
Anglo American plc	40,406	1,103,018
South Korea — 7.7%
CJ CheilJedang Corp.	2,770	465,874
CJ Corp.	4,153	363,029
CJ Logistics Corp.	1,599	93,279
DB Insurance Co. Ltd.	4,817	310,337
Doosan Bobcat, Inc.	9,655	331,944
GS Holdings Corp.	7,301	198,523
GS Retail Co. Ltd.	11,191	116,466
Hana Financial Group, Inc.	28,599	1,296,968
Hankook Tire & Technology Co. Ltd.	19,196	557,564
Hanmi Pharm Co. Ltd.	1,390	262,917
Hanwha Aerospace Co. Ltd.	2,496	1,402,762
Hanwha Vision Co. Ltd. *	2,119	89,910
HD Hyundai Co. Ltd.	9,975	551,668
HD Hyundai Electric Co. Ltd.	4,718	1,026,754
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	7,439	1,423,056
Hyundai Mobis Co. Ltd.	3,376	633,704
Industrial Bank of Korea	71,595	772,683
KB Financial Group, Inc.	20,526	1,297,218
Kia Corp.	12,866	817,677
Korea Electric Power Corp.	11,891	214,455
Korea Gas Corp.	33,978	925,627
Korea Investment Holdings Co. Ltd.	199	11,619
Korean Air Lines Co. Ltd.	18,138	267,406
KT&G Corp.	16,994	1,371,659
LG Corp.	13,670	640,152
LG H&H Co. Ltd.	2,232	528,853
LG Innotek Co. Ltd.	3,534	347,382
LG Uplus Corp.	74,034	625,112
NAVER Corp.	794	111,720
NH Investment & Securities Co. Ltd.	22,258	240,629
NongShim Co. Ltd.	1,686	477,819
Orion Corp.	11,265	976,437
Posco International Corp.	11,713	403,801
Samsung Electronics Co. Ltd.	18,541	723,424
Samsung Fire & Marine Insurance Co. Ltd.	1,300	342,976
Samsung SDS Co. Ltd.	2,744	247,280
INVESTMENTS	SHARES	VALUE($)

South Korea — continued
Samsung Securities Co. Ltd.	11,951	438,083
SK Hynix, Inc.	7,854	979,968
SK, Inc.	1,874	174,415
S-Oil Corp.	9,084	331,801
Woori Financial Group, Inc.	113,028	1,407,488
Yuhan Corp.	14,000	1,121,934
		24,922,373
Spain — 2.5%
Amadeus IT Group SA	15,397	1,211,944
Endesa SA	47,192	1,417,297
Iberdrola SA	85,367	1,538,814
Industria de Diseno Textil SA	20,717	1,114,056
Merlin Properties Socimi SA, REIT	37,478	425,011
Naturgy Energy Group SA	38,057	1,133,796
Redeia Corp. SA	16,320	342,235
Telefonica SA	202,687	1,041,252
		8,224,405
Sweden — 2.4%
Castellum AB *	30,267	368,356
Essity AB, Class B	30,289	875,929
Getinge AB, Class B	11,746	227,015
H & M Hennes & Mauritz AB, Class B	23,310	337,775
Investor AB, Class B	11,937	353,675
Securitas AB, Class B (a)	59,576	944,086
SKF AB, Class B	28,067	550,152
SSAB AB, Class B	172,507	1,072,285
Tele2 AB, Class B	99,056	1,461,476
Telefonaktiebolaget LM Ericsson, Class B	62,757	530,132
Telia Co. AB	138,693	520,997
Trelleborg AB, Class B	18,577	640,566
		7,882,444
Switzerland — 1.4%
DSM-Firmenich AG	3,635	394,882
Logitech International SA (Registered)	12,803	972,901
PSP Swiss Property AG (Registered)	3,623	645,150
Sandoz Group AG	2,236	96,986
Sonova Holding AG (Registered)	1,363	419,005
Swiss Prime Site AG (Registered) (a)	7,728	1,089,695
Swisscom AG (Registered)	1,119	746,242
Temenos AG (Registered)	2,820	201,998
		4,566,859
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	95

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Thailand — 0.1%
Thai Beverage PCL	1,274,400	488,413
United Kingdom — 17.1%
3i Group plc	25,661	1,454,749
Admiral Group plc	17,294	752,158
Associated British Foods plc	41,134	1,133,865
AstraZeneca plc	7,846	1,124,071
Auto Trader Group plc (b)	82,567	927,628
Aviva plc	169,377	1,269,040
B&M European Value Retail SA	171,317	770,478
BAE Systems plc	63,460	1,471,170
Barclays plc	328,243	1,307,603
Barratt Redrow plc	15,040	93,762
Berkeley Group Holdings plc	6,408	357,203
British American Tobacco plc	31,805	1,385,373
British Land Co. plc (The), REIT	238,990	1,257,292
BT Group plc	540,309	1,254,034
Bunzl plc	28,869	907,194
Centrica plc	668,506	1,431,293
CK Hutchison Holdings Ltd.	16,756	94,488
ConvaTec Group plc (b)	225,617	784,393
Croda International plc	10,425	411,514
DCC plc	3,859	252,216
Diploma plc	4,463	236,814
Halma plc	8,803	324,933
Hiscox Ltd.	12,097	178,040
Howden Joinery Group plc	37,693	387,616
HSBC Holdings plc	116,434	1,297,934
IMI plc	36,544	867,291
Imperial Brands plc	35,420	1,453,390
Informa plc	107,861	1,053,687
InterContinental Hotels Group plc	10,296	1,098,685
Intermediate Capital Group plc	21,899	550,847
International Consolidated Airlines Group SA	302,215	1,050,036
Intertek Group plc	16,643	1,022,128
J Sainsbury plc	271,543	965,094
Kingfisher plc	188,007	722,604
Land Securities Group plc, REIT	134,261	1,063,923
Legal & General Group plc	10,120	31,869
M&G plc	218,495	606,299
Marks & Spencer Group plc	198,577	1,031,915
National Grid plc	92,668	1,337,580
NatWest Group plc	217,389	1,398,308
Next plc	9,826	1,621,060
Pearson plc	74,999	1,202,326
INVESTMENTS	SHARES	VALUE($)

United Kingdom — continued
Persimmon plc	17,935	310,382
Reckitt Benckiser Group plc	12,412	801,151
RELX plc	22,302	1,217,135
Rightmove plc	122,856	1,213,345
Rolls-Royce Holdings plc	123,233	1,247,423
Sage Group plc (The)	59,488	986,230
Smiths Group plc	48,241	1,202,146
SSE plc	50,280	1,133,616
Standard Chartered plc	79,936	1,151,338
Taylor Wimpey plc	514,228	808,011
Tesco plc	255,662	1,265,272
Unilever plc	20,107	1,280,210
UNITE Group plc (The), REIT	59,248	680,702
United Utilities Group plc	83,847	1,260,586
Vodafone Group plc	1,022,489	1,004,800
Weir Group plc (The)	13,950	420,502
Wise plc, Class A *	51,004	668,988
WPP plc	123,183	954,983
		55,548,723
United States — 3.7%
BP plc	122,359	564,979
CSL Ltd.	5,908	948,311
Experian plc	21,625	1,075,866
GSK plc	51,870	1,026,128
Haleon plc	247,490	1,245,337
Holcim AG	10,826	1,209,784
Novartis AG (Registered)	10,640	1,213,570
Roche Holding AG	2,915	953,166
Sanofi SA	4,415	482,965
Schneider Electric SE	2,324	542,993
Shell plc	39,931	1,288,643
Sims Ltd.	32,235	300,881
Smurfit WestRock plc	11,647	489,009
Tenaris SA	31,679	528,245
		11,869,877
Total Common Stocks (Cost $293,248,865)		321,912,845
Short-Term Investments — 2.0%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.40% (c) (d) (Cost $188,082)	188,044	188,082
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 1.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (c) (d)(Cost $6,316,151)	6,316,151	6,316,151
Total Short-Term Investments (Cost $6,504,233)		6,504,233
Total Investments — 101.0% (Cost $299,753,098)		328,417,078
Liabilities in Excess of Other Assets — (1.0)%		(3,384,595)
NET ASSETS — 100.0%		325,032,483

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $5,721,627.
(b)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of April 30, 2025.
Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	5.9%
Banks	5.8
Oil, Gas & Consumable Fuels	5.0
Metals & Mining	4.8
Diversified Telecommunication Services	4.4
Electric Utilities	4.0
Food Products	3.5
Consumer Staples Distribution & Retail	3.4
Real Estate Management & Development	3.1
Gas Utilities	2.4
Diversified REITs	2.3
Insurance	2.3
Trading Companies & Distributors	2.3
Chemicals	2.3
Beverages	2.3
Multi-Utilities	2.2
Industrial Conglomerates	1.9
Technology Hardware, Storage & Peripherals	1.8
Wireless Telecommunication Services	1.7
Tobacco	1.6
Retail REITs	1.6
Health Care Equipment & Supplies	1.6
Specialty Retail	1.6
Professional Services	1.4
Machinery	1.3
Broadline Retail	1.3
Interactive Media & Services	1.3
Aerospace & Defense	1.3
Automobile Components	1.2
Media	1.2
Software	1.2
Health Care Providers & Services	1.2
Construction & Engineering	1.1
Hotels, Restaurants & Leisure	1.1
Capital Markets	1.1
Personal Care Products	1.0
Marine Transportation	1.0
Others (each less than 1.0%)	13.5
Short-Term Investments	2.0
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	97

JPMorgan Diversified Return International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Futures contracts outstanding as of April 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE Index	18	06/20/2025	USD	2,245,140	60,113

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Exchange-Traded Funds	April 30, 2025

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.7%
General Dynamics Corp.	4,430	1,205,492
Lockheed Martin Corp.	2,395	1,144,211
		2,349,703
Automobiles & Parts — 0.4%
Ford Motor Co.	61,265	613,263
Gentex Corp.	33,136	721,702
		1,334,965
Banks — 2.0%
Bank of America Corp.	27,676	1,103,719
Citizens Financial Group, Inc.	5,970	220,233
Discover Financial Services	3,244	592,581
Fifth Third Bancorp	26,172	940,622
First Citizens BancShares, Inc., Class A	757	1,346,809
Huntington Bancshares, Inc.	76,040	1,104,861
KeyCorp	13,079	194,092
Popular, Inc. (Puerto Rico)	8,443	805,631
Regions Financial Corp.	14,943	304,987
US Bancorp	8,444	340,631
		6,954,166
Beverages — 2.4%
Boston Beer Co., Inc. (The), Class A *	2,685	659,973
Coca-Cola Co. (The)	20,408	1,480,600
Coca-Cola Consolidated, Inc.	1,026	1,391,061
Keurig Dr Pepper, Inc.	35,944	1,243,303
Molson Coors Beverage Co., Class B	23,322	1,341,715
Monster Beverage Corp. *	19,659	1,181,899
PepsiCo, Inc.	7,880	1,068,370
		8,366,921
Chemicals — 3.8%
Air Products and Chemicals, Inc.	1,497	405,822
Ashland, Inc.	4,405	239,588
Celanese Corp.	9,443	420,308
CF Industries Holdings, Inc.	19,098	1,496,710
Eastman Chemical Co.	14,704	1,132,208
Ecolab, Inc.	5,358	1,347,162
Element Solutions, Inc.	41,833	853,812
FMC Corp.	15,306	641,627
International Flavors & Fragrances, Inc.	17,486	1,371,952
Linde plc	2,398	1,086,846
LyondellBasell Industries NV, Class A	14,916	868,260
Mosaic Co. (The)	22,527	684,821
NewMarket Corp.	1,264	777,739
INVESTMENTS	SHARES	VALUE ($)

Chemicals — continued
Olin Corp.	24,164	522,426
Scotts Miracle-Gro Co. (The)	10,193	513,523
Westlake Corp.	9,494	877,530
		13,240,334
Construction & Materials — 2.1%
A O Smith Corp.	14,444	980,170
Builders FirstSource, Inc. *	7,591	908,111
Carlisle Cos., Inc.	1,379	523,303
Carrier Global Corp.	4,765	298,003
Eagle Materials, Inc.	2,764	625,742
Fortune Brands Innovations, Inc.	5,915	318,345
Louisiana-Pacific Corp.	5,249	453,041
Masco Corp.	13,601	824,357
Owens Corning	6,892	1,002,166
Quanta Services, Inc.	4,819	1,410,473
		7,343,711
Consumer Services — 0.7%
Grand Canyon Education, Inc. *	1,985	354,065
H&R Block, Inc.	22,200	1,340,214
Service Corp. International	8,126	649,267
		2,343,546
Electricity — 7.5%
American Electric Power Co., Inc.	13,799	1,494,984
Brookfield Renewable Corp. (Canada)	7,077	201,411
Clearway Energy, Inc., Class C	7,568	222,045
CMS Energy Corp.	15,789	1,162,860
Consolidated Edison, Inc.	13,418	1,512,880
Dominion Energy, Inc.	23,493	1,277,549
DTE Energy Co.	9,505	1,302,185
Edison International	16,039	858,247
Entergy Corp.	17,744	1,475,768
Evergy, Inc.	21,939	1,515,985
Exelon Corp.	32,088	1,504,927
FirstEnergy Corp.	31,718	1,360,068
IDACORP, Inc.	683	80,655
NRG Energy, Inc.	16,665	1,826,151
OGE Energy Corp.	32,862	1,491,278
Pinnacle West Capital Corp.	15,695	1,493,850
PPL Corp.	43,183	1,576,180
Public Service Enterprise Group, Inc.	17,039	1,361,927
Southern Co. (The)	15,797	1,451,586
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	99

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electricity — continued
Vistra Corp.	12,396	1,606,893
Xcel Energy, Inc.	21,005	1,485,054
		26,262,483
Electronic & Electrical Equipment — 0.3%
Hubbell, Inc.	2,968	1,077,918
Veralto Corp.	1,443	138,384
		1,216,302
Finance & Credit Services — 0.8%
Ally Financial, Inc.	4,736	154,678
MGIC Investment Corp.	53,780	1,339,660
OneMain Holdings, Inc.	16,027	754,391
SLM Corp.	18,725	541,339
		2,790,068
Food Producers — 7.4%
Archer-Daniels-Midland Co.	23,466	1,120,502
BellRing Brands, Inc. *	15,179	1,170,908
Bunge Global SA	14,659	1,153,956
Conagra Brands, Inc.	52,994	1,309,482
Corteva, Inc.	24,315	1,507,287
Darling Ingredients, Inc. *	15,617	502,711
Flowers Foods, Inc.	45,998	809,105
General Mills, Inc.	22,372	1,269,387
Hershey Co. (The)	7,804	1,304,751
Hormel Foods Corp.	48,194	1,441,001
Ingredion, Inc.	10,656	1,415,330
J M Smucker Co. (The)	9,000	1,046,430
Kellanova	17,503	1,448,723
Kraft Heinz Co. (The)	44,839	1,304,815
McCormick & Co., Inc. (Non-Voting)	17,462	1,338,637
Mondelez International, Inc., Class A	17,960	1,223,615
Pilgrim's Pride Corp.	26,425	1,442,276
Post Holdings, Inc. *	12,606	1,426,621
The Campbell's Co.	27,463	1,001,301
Tyson Foods, Inc., Class A	24,034	1,471,842
US Foods Holding Corp. *	21,991	1,443,929
		26,152,609
Gas, Water & Multi-utilities — 2.4%
Atmos Energy Corp.	4,296	690,066
Duke Energy Corp.	12,610	1,538,672
MDU Resources Group, Inc.	27,269	467,391
National Fuel Gas Co.	19,443	1,492,833
NiSource, Inc.	37,481	1,465,882
INVESTMENTS	SHARES	VALUE ($)

Gas, Water & Multi-utilities — continued
UGI Corp.	43,697	1,432,825
WEC Energy Group, Inc.	13,763	1,507,324
		8,594,993
General Industrials — 1.8%
Eaton Corp. plc	4,166	1,226,345
Illinois Tool Works, Inc.	4,364	1,046,967
ITT, Inc.	5,820	797,456
Packaging Corp. of America	4,877	905,220
Parker-Hannifin Corp.	2,170	1,312,980
RPM International, Inc.	7,749	827,206
Sonoco Products Co.	693	28,413
Valmont Industries, Inc.	739	216,690
		6,361,277
Health Care Providers — 2.9%
Chemed Corp.	1,145	665,829
Cigna Group (The)	3,929	1,336,017
DaVita, Inc. *	9,070	1,283,859
Elevance Health, Inc.	2,398	1,008,551
Encompass Health Corp.	4,548	532,071
HCA Healthcare, Inc.	3,375	1,164,645
Tenet Healthcare Corp. *	11,534	1,648,785
UnitedHealth Group, Inc.	2,292	943,020
Universal Health Services, Inc., Class B	8,530	1,510,407
		10,093,184
Household Goods & Home Construction — 1.4%
DR Horton, Inc.	7,492	946,539
Leggett & Platt, Inc.	4,961	47,725
Lennar Corp., Class A	7,822	849,547
NVR, Inc. *	157	1,118,743
PulteGroup, Inc.	10,800	1,107,864
Toll Brothers, Inc.	9,881	996,697
		5,067,115
Industrial Engineering — 0.8%
Caterpillar, Inc.	2,633	814,308
Cummins, Inc.	4,314	1,267,626
Snap-on, Inc.	2,471	775,424
		2,857,358
Industrial Materials — 0.6%
Avery Dennison Corp.	5,109	874,201
International Paper Co.	27,589	1,260,265
		2,134,466
SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Metals & Mining — 2.4%
Fastenal Co.	17,703	1,433,412
Freeport-McMoRan, Inc.	21,935	790,318
Nucor Corp.	8,292	989,816
RBC Bearings, Inc. *	1,068	350,913
Reliance, Inc.	4,942	1,424,433
Southern Copper Corp. (Mexico)	15,863	1,420,056
Steel Dynamics, Inc.	11,547	1,497,761
Timken Co. (The)	10,038	644,941
United States Steel Corp.	141	6,163
		8,557,813
Industrial Support Services — 2.3%
Accenture plc, Class A (Ireland)	1,887	564,496
Booz Allen Hamilton Holding Corp.	6,911	829,458
Capital One Financial Corp.	8,499	1,532,030
Core & Main, Inc., Class A *	17,423	917,844
Genpact Ltd.	10,904	548,035
MSC Industrial Direct Co., Inc., Class A	10,707	818,871
Robert Half, Inc.	2,766	122,534
Synchrony Financial	24,231	1,258,800
Western Union Co. (The)	36,515	361,864
WW Grainger, Inc.	1,274	1,304,971
		8,258,903
Industrial Transportation — 1.0%
Allison Transmission Holdings, Inc.	13,123	1,210,465
CSX Corp.	14,443	405,415
Landstar System, Inc.	844	113,223
PACCAR, Inc.	1,818	164,002
Ryder System, Inc.	4,297	591,568
Union Pacific Corp.	4,318	931,220
		3,415,893
Investment Banking & Brokerage Services — 1.5%
Ameriprise Financial, Inc.	2,049	965,120
Apollo Global Management, Inc.	5,638	769,474
Berkshire Hathaway, Inc., Class B *	2,921	1,557,623
Jefferies Financial Group, Inc.	17,909	836,888
State Street Corp.	5,419	477,414
Virtu Financial, Inc., Class A	13,393	524,336
		5,130,855
Leisure Goods — 0.5%
Electronic Arts, Inc.	3,679	533,786
INVESTMENTS	SHARES	VALUE ($)

Leisure Goods — continued
Garmin Ltd.	6,574	1,228,483
Harley-Davidson, Inc.	3,442	77,170
		1,839,439
Life Insurance — 0.9%
Aflac, Inc.	13,318	1,447,400
Prudential Financial, Inc.	2,984	306,487
Unum Group	18,259	1,417,994
		3,171,881
Media — 0.7%
Fox Corp., Class A	19,442	968,017
Interpublic Group of Cos., Inc. (The)	18,473	464,042
Nexstar Media Group, Inc.	7,390	1,105,987
		2,538,046
Medical Equipment & Services — 3.9%
Abbott Laboratories	10,315	1,348,686
Becton Dickinson & Co.	3,058	633,281
Danaher Corp.	4,288	854,727
GE HealthCare Technologies, Inc.	9,838	691,907
Globus Medical, Inc., Class A *	6,824	489,759
Hologic, Inc. *	14,518	844,948
Labcorp Holdings, Inc.	4,311	1,038,994
Medtronic plc	14,272	1,209,695
Quest Diagnostics, Inc.	8,387	1,494,731
ResMed, Inc.	6,331	1,497,851
Revvity, Inc.	6,761	631,680
STERIS plc	3,907	878,059
Stryker Corp.	2,978	1,113,534
Thermo Fisher Scientific, Inc.	1,053	451,737
West Pharmaceutical Services, Inc.	2,942	621,615
		13,801,204
Mortgage Real Estate Investment Trusts — 0.5%
Rithm Capital Corp.	105,981	1,184,868
Starwood Property Trust, Inc.	33,954	651,577
		1,836,445
Non-life Insurance — 3.0%
American Financial Group, Inc.	1,617	204,809
Arch Capital Group Ltd.	11,937	1,082,447
Assured Guaranty Ltd.	151	13,247
Axis Capital Holdings Ltd.	2,922	281,447
Chubb Ltd.	3,518	1,006,429
Everest Group Ltd.	2,806	1,006,877
Fidelity National Financial, Inc.	21,771	1,394,433
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	101

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-life Insurance — continued
Hartford Insurance Group, Inc. (The)	12,251	1,502,830
Marsh & McLennan Cos., Inc.	942	212,393
Old Republic International Corp.	31,613	1,188,649
Progressive Corp. (The)	5,163	1,454,624
Reinsurance Group of America, Inc.	2,972	556,685
WR Berkley Corp.	7,445	533,732
		10,438,602
Non-Renewable Energy — 6.2%
Antero Midstream Corp.	87,675	1,451,021
Baker Hughes Co.	9,658	341,893
Cheniere Energy, Inc.	6,560	1,516,081
Chevron Corp.	9,228	1,255,562
ConocoPhillips	15,809	1,408,898
Coterra Energy, Inc.	55,018	1,351,242
Devon Energy Corp.	9,848	299,478
DT Midstream, Inc.	11,795	1,146,474
EOG Resources, Inc.	11,523	1,271,332
Expand Energy Corp.	4,923	511,500
Exxon Mobil Corp.	13,252	1,399,809
HF Sinclair Corp.	2,818	84,737
Kinder Morgan, Inc.	55,206	1,451,918
Marathon Petroleum Corp.	9,379	1,288,768
Permian Resources Corp.	113,897	1,343,985
Phillips 66	10,522	1,094,919
Range Resources Corp.	6,817	231,301
Targa Resources Corp.	7,941	1,357,117
Valero Energy Corp.	11,376	1,320,640
Viper Energy, Inc.	8,006	322,882
Williams Cos., Inc. (The)	26,703	1,563,995
		22,013,552
Personal Care, Drug & Grocery Stores — 5.2%
Albertsons Cos., Inc., Class A	67,242	1,477,979
Casey's General Stores, Inc.	3,633	1,680,589
Church & Dwight Co., Inc.	12,843	1,275,824
Clorox Co. (The)	9,562	1,360,673
Colgate-Palmolive Co.	14,922	1,375,659
CVS Health Corp.	6,386	426,010
Kenvue, Inc.	61,622	1,454,279
Kimberly-Clark Corp.	9,963	1,312,924
Kroger Co. (The)	22,058	1,592,808
McKesson Corp.	2,282	1,626,587
Performance Food Group Co. *	17,974	1,449,783
Procter & Gamble Co. (The)	8,391	1,364,125
INVESTMENTS	SHARES	VALUE ($)

Personal Care, Drug & Grocery Stores — continued
Spectrum Brands Holdings, Inc.	10,332	651,949
Sysco Corp.	16,527	1,180,028
		18,229,217
Personal Goods — 0.5%
Carter's, Inc.	1,761	58,201
NIKE, Inc., Class B	3,033	171,061
Ralph Lauren Corp.	6,149	1,383,218
		1,612,480
Pharmaceuticals, Biotechnology & Marijuana Producers — 4.3%
AbbVie, Inc.	6,739	1,314,779
Amgen, Inc.	4,252	1,236,992
Bristol-Myers Squibb Co.	18,401	923,730
Cardinal Health, Inc.	10,917	1,542,463
Eli Lilly & Co.	1,631	1,466,187
Exelixis, Inc. *	29,956	1,172,777
Fortrea Holdings, Inc. *	5,508	34,315
Gilead Sciences, Inc.	12,301	1,310,549
Johnson & Johnson	5,802	906,911
Medpace Holdings, Inc. *	2,004	618,014
Merck & Co., Inc.	9,251	788,185
Organon & Co.	19,340	250,066
Regeneron Pharmaceuticals, Inc.	1,182	707,734
United Therapeutics Corp. *	4,568	1,384,515
Vertex Pharmaceuticals, Inc. *	177	90,182
Viatris, Inc.	83,712	704,855
Zoetis, Inc.	5,453	852,849
		15,305,103
Precious Metals & Mining — 0.9%
Newmont Corp.	33,465	1,762,937
Royal Gold, Inc.	7,384	1,349,131
		3,112,068
Real Estate Investment & Services — 0.4%
CBRE Group, Inc., Class A *	1,553	189,746
Jones Lang LaSalle, Inc. *	5,772	1,312,610
		1,502,356
Real Estate Investment Trusts — 8.7%
AvalonBay Communities, Inc.	5,422	1,138,512
Brixmor Property Group, Inc.	51,432	1,281,171
Camden Property Trust	9,354	1,064,485
Crown Castle, Inc.	5,518	583,584
CubeSmart	26,627	1,082,920
EPR Properties	16,928	837,767
SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Equity Residential	10,758	755,857
Essex Property Trust, Inc.	4,758	1,328,196
Federal Realty Investment Trust	2,986	280,744
First Industrial Realty Trust, Inc.	11,187	532,277
Gaming and Leisure Properties, Inc.	28,162	1,347,833
Highwoods Properties, Inc.	24,034	683,527
Host Hotels & Resorts, Inc.	77,967	1,100,894
Iron Mountain, Inc.	13,651	1,224,085
Kilroy Realty Corp.	17,002	535,733
Kimco Realty Corp.	51,380	1,026,572
Lamar Advertising Co., Class A	11,491	1,307,791
Mid-America Apartment Communities, Inc.	5,018	801,124
Millrose Properties, Inc., Class A	4,195	105,043
National Storage Affiliates Trust	7,966	296,335
NNN REIT, Inc.	14,481	595,314
Omega Healthcare Investors, Inc.	39,894	1,557,861
Park Hotels & Resorts, Inc.	58,617	582,653
Public Storage	3,796	1,140,432
Regency Centers Corp.	19,921	1,437,898
Simon Property Group, Inc.	8,443	1,328,759
STAG Industrial, Inc.	23,407	773,133
UDR, Inc.	9,067	379,726
Ventas, Inc.	14,916	1,045,313
VICI Properties, Inc.	43,053	1,378,557
Welltower, Inc.	9,794	1,494,466
Weyerhaeuser Co.	16,711	432,982
WP Carey, Inc.	21,765	1,359,007
		30,820,551
Retailers — 3.8%
AutoZone, Inc. *	380	1,429,788
Best Buy Co., Inc.	10,665	711,249
Dick's Sporting Goods, Inc.	6,634	1,245,467
Gap, Inc. (The)	29,897	654,744
Kohl's Corp. (a)	1,568	10,506
Lowe's Cos., Inc.	4,986	1,114,670
Macy's, Inc.	45,015	514,071
O'Reilly Automotive, Inc. *	1,097	1,552,474
Penske Automotive Group, Inc.	7,767	1,209,089
Ross Stores, Inc.	6,002	834,278
Target Corp.	6,004	580,587
TJX Cos., Inc. (The)	10,774	1,386,398
Tractor Supply Co.	21,833	1,105,187
Williams-Sonoma, Inc.	7,664	1,183,858
		13,532,366
INVESTMENTS	SHARES	VALUE ($)

Software & Computer Services — 3.8%
Adobe, Inc. *	336	125,993
Alphabet, Inc., Class A	2,577	409,228
Amdocs Ltd.	9,845	872,070
CACI International, Inc., Class A *	891	407,962
Cognizant Technology Solutions Corp., Class A	16,506	1,214,347
Dolby Laboratories, Inc., Class A	2,887	221,693
Gartner, Inc. *	2,238	942,377
Gen Digital, Inc.	35,942	929,820
Hewlett Packard Enterprise Co.	57,283	929,130
International Business Machines Corp.	5,523	1,335,572
Intuit, Inc.	1,858	1,165,839
Leidos Holdings, Inc.	4,460	656,423
Meta Platforms, Inc., Class A	2,319	1,273,131
Microsoft Corp.	3,243	1,281,828
Oracle Corp.	8,276	1,164,599
Science Applications International Corp.	2,141	259,125
SS&C Technologies Holdings, Inc.	2,259	170,780
		13,359,917
Technology Hardware & Equipment — 3.8%
Amphenol Corp., Class A	21,623	1,663,890
Analog Devices, Inc.	6,162	1,201,097
Apple, Inc.	6,226	1,323,025
Applied Materials, Inc.	6,221	937,567
Broadcom, Inc.	7,423	1,428,705
Cirrus Logic, Inc. *	3,258	312,898
KLA Corp.	1,791	1,258,518
Lam Research Corp.	11,944	856,026
NetApp, Inc.	9,431	846,432
NVIDIA Corp.	12,887	1,403,652
QUALCOMM, Inc.	6,381	947,323
Skyworks Solutions, Inc.	5,520	354,826
TD SYNNEX Corp.	7,717	855,044
		13,389,003
Telecommunications Equipment — 2.2%
Arista Networks, Inc. *	15,359	1,263,585
Ciena Corp. *	20,945	1,406,666
Cisco Systems, Inc.	22,577	1,303,370
Juniper Networks, Inc.	40,021	1,453,563
Motorola Solutions, Inc.	3,415	1,503,932
Ubiquiti, Inc. (a)	2,738	893,820
		7,824,936
Telecommunications Service Providers — 2.6%
AT&T, Inc.	53,232	1,474,527
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	103

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Service Providers — continued
Charter Communications, Inc., Class A *	3,521	1,379,739
Comcast Corp., Class A	38,391	1,312,972
Frontier Communications Parent, Inc. *	24,876	901,755
GCI Liberty, Inc. Escrow ‡ *	2,678	—
Iridium Communications, Inc.	23,577	568,913
Liberty Broadband Corp., Class C *	4,357	393,829
Liberty Global Ltd., Class C (Belgium) *	37,482	425,046
T-Mobile US, Inc.	5,442	1,343,902
Verizon Communications, Inc.	31,340	1,380,840
		9,181,523
Tobacco — 0.9%
Altria Group, Inc.	25,484	1,507,379
Philip Morris International, Inc.	9,570	1,639,915
		3,147,294
Travel & Leisure — 0.7%
Booking Holdings, Inc.	138	703,701
Darden Restaurants, Inc.	5,563	1,116,160
Travel + Leisure Co.	5,222	229,403
United Airlines Holdings, Inc. *	5,482	377,271
		2,426,535
Waste & Disposal Services — 1.1%
Clean Harbors, Inc. *	3,698	791,150
Republic Services, Inc.	6,168	1,546,626
Waste Management, Inc.	6,293	1,468,535
		3,806,311
Total Common Stocks (Cost $306,935,401)		351,715,494
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (b) (c)(Cost $1,685,031)	1,685,031	1,685,031
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (b) (c)(Cost $182,305)	182,305	182,305
Total Short-Term Investments (Cost $1,867,336)		1,867,336
Total Investments — 100.3% (Cost $308,802,737)		353,582,830
Liabilities in Excess of Other Assets — (0.3)%		(944,063)
NET ASSETS — 100.0%		352,638,767

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $179,503.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2025.
Futures contracts outstanding as of April 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	1	06/20/2025	USD	279,363	13,298

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. Morgan Exchange-Traded Funds	April 30, 2025

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Aerospace & Defense — 0.1%
Textron, Inc.	5,812	408,990
Automobiles & Parts — 0.7%
BorgWarner, Inc.	14,347	407,168
Gentex Corp.	34,886	759,817
Valvoline, Inc. *	33,159	1,136,027
		2,303,012
Banks — 2.4%
Citizens Financial Group, Inc.	9,633	355,361
Comerica, Inc.	4,322	232,308
Discover Financial Services	3,616	660,535
Fifth Third Bancorp	16,176	581,365
First Citizens BancShares, Inc., Class A	752	1,337,913
FNB Corp.	17,691	231,575
Huntington Bancshares, Inc.	92,701	1,346,946
KeyCorp	21,233	315,098
M&T Bank Corp.	5,939	1,008,205
Popular, Inc. (Puerto Rico)	12,165	1,160,784
Prosperity Bancshares, Inc.	3,092	209,947
Regions Financial Corp.	25,822	527,027
Zions Bancorp NA	6,491	291,900
		8,258,964
Beverages — 1.1%
Boston Beer Co., Inc. (The), Class A *	4,495	1,104,871
Coca-Cola Consolidated, Inc.	1,082	1,466,986
Molson Coors Beverage Co., Class B	23,167	1,332,798
		3,904,655
Chemicals — 4.0%
Ashland, Inc.	5,826	316,876
Celanese Corp.	10,988	489,076
CF Industries Holdings, Inc.	18,434	1,444,673
Eastman Chemical Co.	14,352	1,105,104
Element Solutions, Inc.	57,696	1,177,575
FMC Corp.	34,635	1,451,899
Huntsman Corp.	40,026	532,746
International Flavors & Fragrances, Inc.	17,334	1,360,026
LyondellBasell Industries NV, Class A	14,949	870,181
Mosaic Co. (The)	41,485	1,261,144
NewMarket Corp.	2,086	1,283,516
Olin Corp.	28,020	605,792
Scotts Miracle-Gro Co. (The)	23,050	1,161,259
Westlake Corp.	9,206	850,911
		13,910,778
INVESTMENTS	SHARES	VALUE ($)

Construction & Materials — 3.0%
A O Smith Corp.	13,802	936,604
Acuity, Inc.	1,065	259,445
Builders FirstSource, Inc. *	7,446	890,765
Carlisle Cos., Inc.	3,472	1,317,555
Eagle Materials, Inc.	2,687	608,310
EMCOR Group, Inc.	3,045	1,220,131
Fortune Brands Innovations, Inc.	14,427	776,461
Louisiana-Pacific Corp.	9,310	803,546
Masco Corp.	14,283	865,693
Owens Corning	7,950	1,156,009
Quanta Services, Inc.	4,835	1,415,156
		10,249,675
Consumer Services — 0.5%
H&R Block, Inc.	20,646	1,246,399
Service Corp. International	6,526	521,427
		1,767,826
Electricity — 8.2%
Alliant Energy Corp.	22,962	1,401,600
Brookfield Renewable Corp. (Canada)	37,606	1,070,267
Clearway Energy, Inc., Class C	42,237	1,239,234
CMS Energy Corp.	19,629	1,445,676
Consolidated Edison, Inc.	13,862	1,562,940
DTE Energy Co.	10,909	1,494,533
Edison International	15,908	851,237
Entergy Corp.	17,648	1,467,784
Evergy, Inc.	21,776	1,504,722
Exelon Corp.	33,111	1,552,906
FirstEnergy Corp.	32,459	1,391,842
IDACORP, Inc.	10,182	1,202,392
NRG Energy, Inc.	16,245	1,780,127
OGE Energy Corp.	32,621	1,480,341
PG&E Corp.	72,889	1,204,126
Pinnacle West Capital Corp.	15,575	1,482,429
PPL Corp.	42,122	1,537,453
Public Service Enterprise Group, Inc.	17,290	1,381,990
Vistra Corp.	12,493	1,619,468
Xcel Energy, Inc.	21,135	1,494,244
		28,165,311
Electronic & Electrical Equipment — 1.1%
AMETEK, Inc.	7,692	1,304,409
Crane Co.	1,226	197,362
Crane NXT Co.	6,755	316,945
Hubbell, Inc.	3,396	1,233,359
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	105

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electronic & Electrical Equipment — continued
IDEX Corp.	788	137,088
nVent Electric plc	10,161	557,941
		3,747,104
Finance & Credit Services — 1.0%
MGIC Investment Corp.	58,087	1,446,947
OneMain Holdings, Inc.	28,383	1,335,988
SLM Corp.	27,313	789,619
		3,572,554
Food Producers — 6.7%
Archer-Daniels-Midland Co.	21,585	1,030,684
BellRing Brands, Inc. *	19,372	1,494,356
Bunge Global SA	14,569	1,146,872
Conagra Brands, Inc.	39,846	984,595
Corteva, Inc.	21,187	1,313,382
Darling Ingredients, Inc. *	28,071	903,605
Flowers Foods, Inc.	55,381	974,152
General Mills, Inc.	22,203	1,259,798
Hershey Co. (The)	6,087	1,017,685
Hormel Foods Corp.	36,009	1,076,669
Ingredion, Inc.	10,549	1,401,118
J M Smucker Co. (The)	9,188	1,068,289
Kellanova	17,347	1,435,811
McCormick & Co., Inc. (Non-Voting)	14,457	1,108,274
Pilgrim's Pride Corp.	25,967	1,417,279
Post Holdings, Inc. *	12,125	1,372,186
The Campbell's Co.	26,969	983,290
Tyson Foods, Inc., Class A	23,357	1,430,383
US Foods Holding Corp. *	21,811	1,432,110
		22,850,538
Gas, Water & Multi-utilities — 2.5%
Ameren Corp.	5,304	526,369
Atmos Energy Corp.	9,581	1,538,996
MDU Resources Group, Inc.	48,594	832,901
National Fuel Gas Co.	19,142	1,469,723
NiSource, Inc.	37,263	1,457,356
UGI Corp.	43,010	1,410,298
WEC Energy Group, Inc.	13,336	1,460,558
		8,696,201
General Industrials — 1.2%
AptarGroup, Inc.	249	37,338
ITT, Inc.	4,125	565,207
Packaging Corp. of America	6,332	1,175,283
INVESTMENTS	SHARES	VALUE ($)

General Industrials — continued
RPM International, Inc.	11,008	1,175,104
Silgan Holdings, Inc.	7,066	364,959
Sonoco Products Co.	9,962	408,442
Valmont Industries, Inc.	1,343	393,794
		4,120,127
Health Care Providers — 3.6%
Chemed Corp.	2,197	1,277,577
DaVita, Inc. *	9,731	1,377,423
Doximity, Inc., Class A *	22,315	1,269,277
Encompass Health Corp.	14,420	1,686,996
IQVIA Holdings, Inc. *	4,925	763,720
Molina Healthcare, Inc. *	3,257	1,065,072
Premier, Inc., Class A	49,762	1,012,657
Tenet Healthcare Corp. *	11,217	1,603,470
Universal Health Services, Inc., Class B	8,272	1,464,723
Veeva Systems, Inc., Class A *	3,667	856,941
		12,377,856
Household Goods & Home Construction — 1.4%
DR Horton, Inc.	7,505	948,182
Lennar Corp., Class A	7,781	845,094
NVR, Inc. *	147	1,047,485
PulteGroup, Inc.	10,672	1,094,734
Toll Brothers, Inc.	9,864	994,982
		4,930,477
Industrial Engineering — 1.4%
Cummins, Inc.	4,213	1,237,948
Graco, Inc.	14,342	1,170,450
Lincoln Electric Holdings, Inc.	5,564	980,377
Snap-on, Inc.	4,200	1,318,002
		4,706,777
Industrial Materials — 0.8%
Avery Dennison Corp.	5,796	991,754
Hexcel Corp.	13,181	638,883
International Paper Co.	27,412	1,252,180
		2,882,817
Industrial Metals & Mining — 3.0%
Alcoa Corp.	32,401	794,797
Fastenal Co.	17,726	1,435,274
Nucor Corp.	8,765	1,046,278
RBC Bearings, Inc. *	3,820	1,255,137
Reliance, Inc.	4,907	1,414,345
Steel Dynamics, Inc.	11,473	1,488,163
SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Metals & Mining — continued
Timken Co. (The)	17,850	1,146,862
United States Steel Corp.	38,709	1,691,970
		10,272,826
Industrial Support Services — 2.1%
ADT, Inc.	12,478	100,074
Booz Allen Hamilton Holding Corp.	3,142	377,103
Core & Main, Inc., Class A *	28,888	1,521,820
Genpact Ltd.	8,594	431,934
MSC Industrial Direct Co., Inc., Class A	13,906	1,063,531
Paychex, Inc.	6,922	1,018,365
Synchrony Financial	24,649	1,280,515
Western Union Co. (The)	11,114	110,140
WW Grainger, Inc.	1,298	1,329,554
		7,233,036
Industrial Transportation — 0.9%
Allison Transmission Holdings, Inc.	13,270	1,224,025
Landstar System, Inc.	5,832	782,363
Ryder System, Inc.	6,721	925,280
		2,931,668
Investment Banking & Brokerage Services — 0.8%
Ameriprise Financial, Inc.	2,866	1,349,943
Jefferies Financial Group, Inc.	22,686	1,060,117
Principal Financial Group, Inc.	2,380	176,477
Virtu Financial, Inc., Class A	4,604	180,247
		2,766,784
Leisure Goods — 0.6%
Garmin Ltd.	6,501	1,214,842
Harley-Davidson, Inc.	2,285	51,230
Pool Corp.	1,244	364,666
Thor Industries, Inc.	5,419	392,444
		2,023,182
Life Insurance — 1.0%
Aflac, Inc.	13,318	1,447,400
Primerica, Inc.	2,844	745,327
Unum Group	17,976	1,396,016
		3,588,743
Media — 0.8%
Fox Corp., Class A	13,741	684,164
Interpublic Group of Cos., Inc. (The)	3,403	85,483
Liberty Media Corp-Liberty Live, Class A *	1,177	82,366
INVESTMENTS	SHARES	VALUE ($)

Media — continued
Nexstar Media Group, Inc.	7,351	1,100,151
Omnicom Group, Inc.	9,666	736,163
		2,688,327
Medical Equipment & Services — 4.1%
Agilent Technologies, Inc.	8,001	860,908
Bio-Techne Corp.	2,874	144,706
Cooper Cos., Inc. (The) *	8,652	706,609
Dentsply Sirona, Inc.	18,610	258,679
Envista Holdings Corp. *	9,804	157,648
GE HealthCare Technologies, Inc.	6,660	468,398
Globus Medical, Inc., Class A *	18,482	1,326,453
Henry Schein, Inc. *	16,140	1,048,616
Hologic, Inc. *	15,719	914,846
Labcorp Holdings, Inc.	5,658	1,363,635
QIAGEN NV *	20,076	858,249
Quest Diagnostics, Inc.	8,102	1,443,938
ResMed, Inc.	6,177	1,461,416
Revvity, Inc.	11,449	1,069,680
STERIS plc	5,034	1,131,341
Teleflex, Inc.	1,626	222,843
West Pharmaceutical Services, Inc.	3,094	653,731
		14,091,696
Mortgage Real Estate Investment Trusts — 0.7%
Annaly Capital Management, Inc.	4,832	94,707
Rithm Capital Corp.	118,664	1,326,663
Starwood Property Trust, Inc.	42,466	814,923
		2,236,293
Non-life Insurance — 3.5%
American Financial Group, Inc.	4,863	615,948
Arch Capital Group Ltd.	4,150	376,322
Arthur J Gallagher & Co.	4,469	1,433,164
Assured Guaranty Ltd.	6,780	594,809
Axis Capital Holdings Ltd.	11,591	1,116,445
Brown & Brown, Inc.	5,860	648,116
CNA Financial Corp.	225	10,836
Everest Group Ltd.	3,063	1,099,096
Fidelity National Financial, Inc.	11,013	705,383
Hartford Insurance Group, Inc. (The)	12,210	1,497,801
Loews Corp.	11,364	986,736
Old Republic International Corp.	38,391	1,443,502
Reinsurance Group of America, Inc.	7,033	1,317,351
White Mountains Insurance Group Ltd.	103	182,047
		12,027,556
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	107

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — 6.9%
Antero Midstream Corp.	87,038	1,440,479
Antero Resources Corp. *	41,364	1,440,708
APA Corp.	25,492	396,146
Baker Hughes Co.	17,279	611,677
Cheniere Energy, Inc.	6,546	1,512,846
Coterra Energy, Inc.	52,358	1,285,913
Devon Energy Corp.	28,088	854,156
Diamondback Energy, Inc.	9,232	1,218,716
DT Midstream, Inc.	15,825	1,538,190
Expand Energy Corp.	8,437	876,604
Halliburton Co.	36,096	715,423
Kinder Morgan, Inc.	55,008	1,446,710
ONEOK, Inc.	15,713	1,290,980
Ovintiv, Inc.	27,011	907,029
Permian Resources Corp.	112,815	1,331,217
Range Resources Corp.	35,390	1,200,783
Targa Resources Corp.	7,909	1,351,648
TechnipFMC plc (United Kingdom)	30,220	851,297
Texas Pacific Land Corp.	1,048	1,350,736
Viper Energy, Inc.	12,687	511,667
Williams Cos., Inc. (The)	26,533	1,554,038
		23,686,963
Personal Care, Drug & Grocery Stores — 4.1%
Albertsons Cos., Inc., Class A	66,627	1,464,462
Casey's General Stores, Inc.	3,568	1,650,521
Cencora, Inc.	5,608	1,641,293
Church & Dwight Co., Inc.	12,751	1,266,684
Clorox Co. (The)	7,889	1,122,605
Kenvue, Inc.	54,412	1,284,123
Kroger Co. (The)	21,592	1,559,158
Performance Food Group Co. *	18,107	1,460,511
Reynolds Consumer Products, Inc.	37,030	851,690
Spectrum Brands Holdings, Inc.	14,122	891,098
Sysco Corp.	14,174	1,012,024
		14,204,169
Personal Goods — 0.8%
Carter's, Inc.	2,608	86,195
Crocs, Inc. *	7,493	722,475
Deckers Outdoor Corp. *	8,247	914,015
Ralph Lauren Corp.	5,215	1,173,114
		2,895,799
Pharmaceuticals, Biotechnology & Marijuana Producers — 3.5%
Biogen, Inc. *	952	115,268
INVESTMENTS	SHARES	VALUE ($)

Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Cardinal Health, Inc.	11,260	1,590,925
Elanco Animal Health, Inc. *	42,956	407,223
Exelixis, Inc. *	37,163	1,454,931
Fortrea Holdings, Inc. *	7,152	44,557
Incyte Corp. *	14,132	885,511
Jazz Pharmaceuticals plc *	10,323	1,207,378
Medpace Holdings, Inc. *	3,130	965,261
Neurocrine Biosciences, Inc. *	7,584	816,721
Organon & Co.	32,741	423,341
Perrigo Co. plc	16,083	413,655
Royalty Pharma plc, Class A	43,340	1,422,419
United Therapeutics Corp. *	4,530	1,372,998
Viatris, Inc.	111,383	937,845
		12,058,033
Precious Metals & Mining — 0.5%
Royal Gold, Inc.	9,265	1,692,808
Real Estate Investment & Services — 0.8%
CBRE Group, Inc., Class A *	11,039	1,348,745
Jones Lang LaSalle, Inc. *	5,717	1,300,103
		2,648,848
Real Estate Investment Trusts — 9.7%
American Homes 4 Rent, Class A	26,798	1,001,977
AvalonBay Communities, Inc.	6,567	1,378,939
Brixmor Property Group, Inc.	52,687	1,312,433
Camden Property Trust	9,468	1,077,458
Cousins Properties, Inc.	32,226	887,504
CubeSmart	26,507	1,078,040
EastGroup Properties, Inc.	5,082	830,500
EPR Properties	26,931	1,332,815
Equity Residential	15,483	1,087,836
Essex Property Trust, Inc.	3,959	1,105,155
Federal Realty Investment Trust	6,249	587,531
First Industrial Realty Trust, Inc.	16,631	791,303
Gaming and Leisure Properties, Inc.	26,904	1,287,626
Highwoods Properties, Inc.	34,749	988,262
Host Hotels & Resorts, Inc.	64,440	909,893
Iron Mountain, Inc.	13,935	1,249,552
Kilroy Realty Corp.	29,069	915,964
Kimco Realty Corp.	56,180	1,122,476
Lamar Advertising Co., Class A	11,309	1,287,077
Mid-America Apartment Communities, Inc.	5,931	946,884
Millrose Properties, Inc., Class A	4,351	108,949
National Storage Affiliates Trust	13,509	502,535
SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
NNN REIT, Inc.	19,284	792,765
Omega Healthcare Investors, Inc.	37,761	1,474,567
Park Hotels & Resorts, Inc.	80,417	799,345
Rayonier, Inc.	18,281	447,153
Regency Centers Corp.	19,040	1,374,307
Rexford Industrial Realty, Inc.	16,785	555,584
Simon Property Group, Inc.	8,422	1,325,454
STAG Industrial, Inc.	28,433	939,142
UDR, Inc.	25,647	1,074,096
VICI Properties, Inc.	40,158	1,285,859
WP Carey, Inc.	22,099	1,379,862
		33,238,843
Retailers — 2.9%
AutoNation, Inc. *	7,461	1,299,333
Best Buy Co., Inc.	13,456	897,381
Dick's Sporting Goods, Inc.	6,584	1,236,080
Kohl's Corp. (a)	1,448	9,702
Macy's, Inc.	33,231	379,498
Penske Automotive Group, Inc.	7,764	1,208,622
Ross Stores, Inc.	8,183	1,137,437
Tapestry, Inc.	18,974	1,340,513
Tractor Supply Co.	21,970	1,112,121
Williams-Sonoma, Inc.	7,638	1,179,842
		9,800,529
Software & Computer Services — 5.5%
Akamai Technologies, Inc. *	4,421	356,244
Amdocs Ltd.	12,489	1,106,276
ANSYS, Inc. *	3,806	1,225,075
AppLovin Corp., Class A *	5,196	1,399,335
CACI International, Inc., Class A *	2,553	1,168,942
Concentrix Corp.	5,191	265,052
Docusign, Inc. *	2,882	235,603
Dolby Laboratories, Inc., Class A	10,192	782,644
F5, Inc. *	5,185	1,372,677
Gartner, Inc. *	2,662	1,120,915
Gen Digital, Inc.	50,749	1,312,877
GoDaddy, Inc., Class A *	8,153	1,535,454
Hewlett Packard Enterprise Co.	90,441	1,466,953
Leidos Holdings, Inc.	8,486	1,248,969
Manhattan Associates, Inc. *	852	151,136
Paycom Software, Inc.	609	137,872
Pegasystems, Inc.	7,336	675,499
Science Applications International Corp.	7,603	920,191
INVESTMENTS	SHARES	VALUE ($)

Software & Computer Services — continued
SS&C Technologies Holdings, Inc.	16,553	1,251,407
Tyler Technologies, Inc. *	2,389	1,297,944
		19,031,065
Technology Hardware & Equipment — 3.2%
Avnet, Inc.	18,314	860,575
Cirrus Logic, Inc. *	10,253	984,698
Corning, Inc.	14,833	658,288
HP, Inc.	30,121	770,194
Jabil, Inc.	9,969	1,461,057
Microchip Technology, Inc.	13,182	607,427
Monolithic Power Systems, Inc.	1,698	1,007,084
NetApp, Inc.	10,582	949,734
ON Semiconductor Corp. *	14,547	577,516
Qorvo, Inc. *	6,457	462,773
Skyworks Solutions, Inc.	9,443	606,996
TD SYNNEX Corp.	11,083	1,227,996
Teradyne, Inc.	8,809	653,716
		10,828,054
Telecommunications Equipment — 1.6%
Ciena Corp. *	20,714	1,391,152
Juniper Networks, Inc.	39,742	1,443,430
Lumentum Holdings, Inc. *	17,795	1,050,617
Ubiquiti, Inc. (a)	4,452	1,453,355
		5,338,554
Telecommunications Service Providers — 1.4%
Charter Communications, Inc., Class A *	3,547	1,389,928
Frontier Communications Parent, Inc. *	38,505	1,395,806
GCI Liberty, Inc. Escrow ‡ *	7,824	—
Iridium Communications, Inc.	39,523	953,690
Liberty Broadband Corp., Class C *	3,361	303,801
Liberty Global Ltd., Class C (Belgium) *	67,727	768,024
		4,811,249
Travel & Leisure — 1.7%
Boyd Gaming Corp.	14,594	1,009,029
Darden Restaurants, Inc.	6,064	1,216,681
MGM Resorts International *	24,992	786,248
Texas Roadhouse, Inc.	7,784	1,291,833
Travel + Leisure Co.	5,123	225,053
United Airlines Holdings, Inc. *	12,884	886,677
Wendy's Co. (The)	26,354	329,425
		5,744,946
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	109

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Waste & Disposal Services — 0.1%
Clean Harbors, Inc. *	1,472	314,920
Total Common Stocks (Cost $327,109,352)		343,008,553
Short-Term Investments — 0.6%
Investment Companies — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (b) (c)(Cost $1,204,618)	1,204,618	1,204,618
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (b) (c)(Cost $896,908)	896,908	896,908
Total Short-Term Investments (Cost $2,101,526)		2,101,526
Total Investments — 100.5% (Cost $329,210,878)		345,110,079
Liabilities in Excess of Other Assets — (0.5)%		(1,569,676)
NET ASSETS — 100.0%		343,540,403

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $884,293.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2025.
Futures contracts outstanding as of April 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	1	06/20/2025	USD	285,730	4,898

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. Morgan Exchange-Traded Funds	April 30, 2025

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.2%
Moog, Inc., Class A	3,302	552,260
National Presto Industries, Inc.	3,107	262,075
		814,335
Automobiles & Parts — 0.4%
Dorman Products, Inc. *	3,297	373,550
Gentherm, Inc. *	773	20,106
Phinia, Inc.	31,507	1,265,006
		1,658,662
Banks — 5.3%
1st Source Corp.	5,807	348,130
Ameris Bancorp	23,178	1,358,231
Axos Financial, Inc. *	17,560	1,114,709
BancFirst Corp.	1,533	180,618
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	30,453	1,223,602
Cathay General Bancorp	21,590	900,087
City Holding Co.	2,515	291,413
Community Trust Bancorp, Inc.	5,582	273,295
First BanCorp (Puerto Rico)	40,447	794,379
First Busey Corp.	11,014	228,981
First Commonwealth Financial Corp.	21,698	332,413
First Financial Bancorp	23,667	547,891
First Financial Corp.	3,275	161,785
First Merchants Corp.	8,349	297,558
Fulton Financial Corp.	43,168	720,042
Hancock Whitney Corp.	15,681	816,823
Home BancShares, Inc.	41,356	1,147,629
Hope Bancorp, Inc.	64,296	641,031
International Bancshares Corp.	15,003	915,783
NBT Bancorp, Inc.	18,065	764,872
Northwest Bancshares, Inc.	59,987	740,839
OceanFirst Financial Corp.	26,692	442,019
OFG Bancorp (Puerto Rico)	27,885	1,097,275
Old National Bancorp	62,935	1,295,832
Pathward Financial, Inc.	6,132	486,697
Renasant Corp.	19,103	612,633
Republic Bancorp, Inc., Class A	3,868	262,444
Simmons First National Corp., Class A	30,749	573,776
TrustCo Bank Corp.	11,050	336,472
Trustmark Corp.	12,561	421,422
UMB Financial Corp.	5,118	484,009
United Bankshares, Inc.	36,182	1,240,681
INVESTMENTS	SHARES	VALUE ($)

Banks — continued
WaFd, Inc.	30,224	862,291
WesBanco, Inc.	20,811	619,752
		22,535,414
Beverages — 1.0%
MGP Ingredients, Inc.	21,644	637,849
National Beverage Corp.	25,588	1,136,107
Primo Brands Corp.	38,421	1,255,214
Vita Coco Co., Inc. (The) *	39,985	1,321,504
		4,350,674
Chemicals — 3.2%
AdvanSix, Inc.	23,848	510,824
American Vanguard Corp.	34,947	147,476
Avient Corp.	30,923	1,030,045
Balchem Corp.	7,747	1,212,793
Cabot Corp.	16,041	1,259,860
Ecovyst, Inc. *	129,253	772,933
Hawkins, Inc.	11,757	1,431,768
Ingevity Corp. *	26,306	867,572
Innospec, Inc.	11,821	1,057,743
Intrepid Potash, Inc. *	16,434	542,979
LSB Industries, Inc. *	109,171	696,511
Orion SA (Germany)	38,302	461,156
Quaker Chemical Corp.	6,466	685,008
Rayonier Advanced Materials, Inc. *	111,319	474,219
Sensient Technologies Corp.	15,452	1,451,715
Stepan Co.	15,273	772,203
Tronox Holdings plc	87,526	473,516
		13,848,321
Construction & Materials — 3.5%
American Woodmark Corp. *	3,405	200,895
Arcosa, Inc.	14,824	1,186,958
Argan, Inc.	6,880	1,053,534
Atkore, Inc.	9,385	599,420
BlueLinx Holdings, Inc. *	3,882	252,873
Boise Cascade Co.	10,685	996,697
CSW Industrials, Inc.	3,699	1,155,864
Exponent, Inc.	5,916	465,471
GMS, Inc. *	14,776	1,082,490
Granite Construction, Inc.	14,789	1,202,198
Griffon Corp.	13,068	890,061
Installed Building Products, Inc.	6,015	997,467
Masterbrand, Inc. *	28,942	351,645
Mueller Water Products, Inc., Class A	13,278	348,415
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	111

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Construction & Materials — continued
Patrick Industries, Inc.	15,375	1,183,568
Primoris Services Corp.	21,484	1,288,395
Sterling Infrastructure, Inc. *	8,330	1,244,752
Tutor Perini Corp. *	18,368	394,177
		14,894,880
Consumer Services — 2.1%
Adtalem Global Education, Inc. *	9,908	1,052,230
Carriage Services, Inc.	11,012	440,039
Cars.com, Inc. *	17,309	201,477
Frontdoor, Inc. *	7,947	326,701
Graham Holdings Co., Class B	1,110	1,021,255
Laureate Education, Inc., Class A *	69,930	1,403,495
OPENLANE, Inc. *	25,072	464,083
Perdoceo Education Corp.	53,691	1,348,718
PROG Holdings, Inc.	13,153	346,713
Strategic Education, Inc.	9,174	748,415
Stride, Inc. *	7,380	1,049,805
Upbound Group, Inc.	26,839	534,096
		8,937,027
Electricity — 1.9%
ALLETE, Inc.	20,831	1,364,222
Hawaiian Electric Industries, Inc. *	89,810	943,005
MGE Energy, Inc.	14,842	1,342,014
Northwestern Energy Group, Inc.	24,219	1,410,272
NuScale Power Corp. * (a)	47,690	790,223
Portland General Electric Co.	30,112	1,268,318
TXNM Energy, Inc.	19,805	1,053,626
		8,171,680
Electronic & Electrical Equipment — 1.0%
Badger Meter, Inc.	6,404	1,414,131
Belden, Inc.	9,876	1,018,315
EnerSys	6,233	539,778
Watts Water Technologies, Inc., Class A	6,287	1,306,124
		4,278,348
Finance & Credit Services — 1.6%
Enact Holdings, Inc.	17,694	633,268
Enova International, Inc. *	14,875	1,365,376
Federal Agricultural Mortgage Corp., Class C	2,256	395,545
Mr. Cooper Group, Inc. *	12,792	1,522,376
Navient Corp.	23,436	290,138
INVESTMENTS	SHARES	VALUE ($)

Finance & Credit Services — continued
PennyMac Financial Services, Inc.	13,049	1,271,495
Radian Group, Inc.	41,826	1,335,922
		6,814,120
Food Producers — 3.6%
Andersons, Inc. (The)	26,797	1,010,515
B&G Foods, Inc.	126,856	874,038
Cal-Maine Foods, Inc.	15,586	1,455,265
Dole plc	67,826	1,030,277
Fresh Del Monte Produce, Inc.	43,475	1,478,585
GrowGeneration Corp. *	53,644	62,763
Herbalife Ltd. *	117,566	846,475
J & J Snack Foods Corp.	7,367	954,689
John B Sanfilippo & Son, Inc.	9,537	632,017
Lancaster Colony Corp.	6,179	1,005,818
Medifast, Inc. *	42,612	559,922
Nature's Sunshine Products, Inc. *	11,544	142,222
Simply Good Foods Co. (The) *	33,810	1,220,879
SunOpta, Inc. (Canada) *	102,628	443,353
TreeHouse Foods, Inc. *	22,501	524,048
USANA Health Sciences, Inc. *	11,252	316,069
Utz Brands, Inc.	63,485	843,716
Vital Farms, Inc. *	28,634	980,428
WK Kellogg Co. (a)	50,130	898,831
		15,279,910
Gas, Water & Multi-utilities — 4.0%
American States Water Co.	11,362	921,572
Aris Water Solutions, Inc., Class A	50,753	1,266,795
Avista Corp.	34,264	1,420,928
Black Hills Corp.	22,644	1,379,019
Brookfield Infrastructure Corp., Class A (Canada)	36,482	1,365,886
California Water Service Group	18,265	925,122
Chesapeake Utilities Corp.	10,445	1,375,293
Consolidated Water Co. Ltd., Class D	12,133	281,971
Excelerate Energy, Inc., Class A	39,636	1,013,889
Middlesex Water Co.	5,481	345,961
New Jersey Resources Corp.	28,464	1,393,028
Northwest Natural Holding Co.	30,149	1,299,422
ONE Gas, Inc.	18,235	1,431,630
Southwest Gas Holdings, Inc.	18,710	1,351,049
Spire, Inc.	17,790	1,361,647
		17,133,212
General Industrials — 1.4%
Apogee Enterprises, Inc.	18,085	717,432
SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
General Industrials — continued
AZZ, Inc.	11,008	955,054
Greif, Inc., Class A	13,629	715,250
HB Fuller Co.	17,582	950,131
Kronos Worldwide, Inc.	25,888	199,596
Myers Industries, Inc.	10,709	112,445
Otter Tail Corp.	16,431	1,304,293
Standex International Corp.	5,991	847,247
TriMas Corp.	3,977	95,647
		5,897,095
Health Care Providers — 2.7%
Addus HomeCare Corp. *	8,586	897,666
Astrana Health, Inc. *	20,392	635,619
CorVel Corp. *	12,520	1,361,675
Ensign Group, Inc. (The)	9,457	1,219,858
Healthcare Services Group, Inc. *	18,711	265,883
HealthEquity, Inc. *	13,507	1,157,820
LifeMD, Inc. *	39,169	288,284
National HealthCare Corp.	4,428	418,402
Option Care Health, Inc. *	40,037	1,293,596
Pediatrix Medical Group, Inc. *	19,396	249,821
Pennant Group, Inc. (The) *	15,060	385,837
RadNet, Inc. *	17,738	929,116
Select Medical Holdings Corp.	51,423	937,956
Surgery Partners, Inc. *	35,515	779,554
US Physical Therapy, Inc.	9,603	682,869
		11,503,956
Household Goods & Home Construction — 3.4%
Central Garden & Pet Co., Class A *	21,789	644,301
Century Communities, Inc.	6,271	342,020
CompX International, Inc.	3,262	88,726
Ethan Allen Interiors, Inc.	41,137	1,169,525
Green Brick Partners, Inc. *	15,018	885,912
HNI Corp.	27,911	1,180,635
Hovnanian Enterprises, Inc., Class A *	3,201	309,857
Interface, Inc.	63,366	1,191,281
KB Home	17,544	947,902
La-Z-Boy, Inc.	32,681	1,290,900
M/I Homes, Inc. *	8,783	936,970
Meritage Homes Corp.	14,385	980,194
MillerKnoll, Inc.	26,669	437,372
Steelcase, Inc., Class A	77,396	767,768
Taylor Morrison Home Corp. *	22,023	1,263,019
INVESTMENTS	SHARES	VALUE ($)

Household Goods & Home Construction — continued
Tri Pointe Homes, Inc. *	28,721	883,171
Worthington Enterprises, Inc.	23,357	1,182,565
		14,502,118
Industrial Engineering — 0.7%
Albany International Corp., Class A	7,985	525,094
Enpro, Inc.	7,479	1,117,362
Franklin Electric Co., Inc.	13,130	1,115,525
Hillenbrand, Inc.	10,582	214,074
Tennant Co.	699	50,440
		3,022,495
Industrial Materials — 1.8%
Clearwater Paper Corp. *	40,321	1,083,022
Koppers Holdings, Inc.	27,754	695,515
Materion Corp.	11,770	977,028
Mativ Holdings, Inc.	61,672	315,144
Minerals Technologies, Inc.	17,222	888,483
Perimeter Solutions, Inc. *	110,463	1,118,990
Sylvamo Corp.	20,298	1,210,167
Tredegar Corp. *	16,132	125,346
UFP Industries, Inc.	11,240	1,111,074
		7,524,769
Industrial Metals & Mining — 3.0%
ASP Isotopes, Inc. * (a)	183,576	969,281
Carpenter Technology Corp.	7,551	1,477,051
Century Aluminum Co. *	67,788	1,112,401
Commercial Metals Co.	26,211	1,167,438
Constellium SE *	82,208	831,123
GrafTech International Ltd. * (a)	395,411	250,295
Kaiser Aluminum Corp.	13,645	879,557
Metallus, Inc. *	58,283	737,280
Mueller Industries, Inc.	16,443	1,209,547
Olympic Steel, Inc.	16,493	531,899
Piedmont Lithium, Inc. * (a)	20,787	155,487
Radius Recycling, Inc.	30,250	887,233
Ryerson Holding Corp.	56,139	1,312,530
Uranium Energy Corp. *	197,974	1,039,363
Worthington Steel, Inc.	9,892	253,829
		12,814,314
Industrial Support Services — 2.4%
ABM Industries, Inc.	17,933	874,054
Applied Industrial Technologies, Inc.	5,921	1,440,461
ASGN, Inc. *	8,422	424,300
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	113

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
CoreCivic, Inc., REIT *	69,201	1,566,711
CRA International, Inc.	6,673	1,082,361
Cross Country Healthcare, Inc. *	11,197	151,719
Donnelley Financial Solutions, Inc. *	5,934	286,019
DXP Enterprises, Inc. *	2,323	205,493
EVERTEC, Inc. (Puerto Rico)	16,845	571,719
Heidrick & Struggles International, Inc.	7,383	288,085
Korn Ferry	11,209	691,595
Maximus, Inc.	14,375	962,550
Pitney Bowes, Inc.	82,839	719,042
Resources Connection, Inc.	9,873	56,622
Target Hospitality Corp. *	21,880	148,784
TriNet Group, Inc.	9,648	755,728
UniFirst Corp.	466	83,167
		10,308,410
Industrial Transportation — 2.8%
ArcBest Corp.	10,806	632,367
Ardmore Shipping Corp. (Ireland)	39,484	376,677
Costamare, Inc. (Monaco)	52,518	489,993
DHT Holdings, Inc.	111,297	1,189,765
Dorian LPG Ltd.	32,476	695,636
Federal Signal Corp.	14,318	1,165,915
FLEX LNG Ltd. (Norway) (a)	14,724	347,339
GATX Corp.	8,726	1,273,647
Genco Shipping & Trading Ltd.	30,197	391,353
Hub Group, Inc., Class A	7,886	249,119
International Seaways, Inc.	21,551	731,872
Matson, Inc.	10,222	1,115,118
McGrath RentCorp	7,437	793,305
Nordic American Tankers Ltd.	68,906	176,399
Scorpio Tankers, Inc. (Monaco)	18,601	701,072
Teekay Corp. Ltd. (Bermuda)	55,588	400,789
Teekay Tankers Ltd., Class A (Canada)	23,668	1,007,547
Tingo Group, Inc. * (a)	827,098	24,813
Wabash National Corp.	20,085	138,787
		11,901,513
Investment Banking & Brokerage Services — 1.2%
Acadian Asset Management, Inc.	5,567	149,975
Artisan Partners Asset Management, Inc., Class A	16,733	618,786
Cohen & Steers, Inc.	4,242	323,750
Hamilton Lane, Inc., Class A	8,216	1,269,290
Moelis & Co., Class A	22,035	1,180,635
INVESTMENTS	SHARES	VALUE ($)

Investment Banking & Brokerage Services — continued
StoneX Group, Inc. *	8,767	776,449
Victory Capital Holdings, Inc., Class A	13,180	755,082
		5,073,967
Leisure Goods — 0.7%
Camping World Holdings, Inc., Class A	6,805	82,068
LCI Industries	6,647	512,351
Smith & Wesson Brands, Inc.	118,246	1,126,884
Sturm Ruger & Co., Inc.	18,122	736,841
Winnebago Industries, Inc.	15,790	502,438
		2,960,582
Life Insurance — 0.8%
CNO Financial Group, Inc.	34,292	1,301,038
Genworth Financial, Inc., Class A *	142,723	979,080
Jackson Financial, Inc., Class A	16,134	1,257,000
		3,537,118
Media — 0.4%
Gray Media, Inc.	43,455	145,574
Scholastic Corp.	7,360	132,701
TEGNA, Inc.	76,326	1,238,771
		1,517,046
Medical Equipment & Services — 2.6%
AdaptHealth Corp. *	32,851	279,562
Anika Therapeutics, Inc. *	4,540	65,966
Avanos Medical, Inc. *	12,894	161,820
CONMED Corp.	9,806	481,573
Fulgent Genetics, Inc. * (a)	13,383	232,195
Haemonetics Corp. *	11,954	753,341
ICU Medical, Inc. *	6,666	910,509
Integer Holdings Corp. *	10,824	1,367,180
Lantheus Holdings, Inc. *	12,000	1,252,080
LeMaitre Vascular, Inc.	10,818	981,625
Merit Medical Systems, Inc. *	13,627	1,287,070
Myriad Genetics, Inc. *	19,793	146,666
NeoGenomics, Inc. *	23,916	152,943
Omnicell, Inc. *	24,286	759,180
OraSure Technologies, Inc. *	101,480	303,425
Owens & Minor, Inc. *	36,371	256,779
STAAR Surgical Co. *	6,268	114,454
Surmodics, Inc. *	2,828	79,212
UFP Technologies, Inc. *	4,880	1,017,675
SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Varex Imaging Corp. *	40,174	334,248
Zynex, Inc. * (a)	31,080	51,593
		10,989,096
Mortgage Real Estate Investment Trusts — 1.0%
Ares Commercial Real Estate Corp. (a)	65,561	266,833
Ellington Financial, Inc. (a)	96,399	1,256,079
Ladder Capital Corp.	72,024	751,931
MFA Financial, Inc.	81,416	799,505
PennyMac Mortgage Investment Trust	58,861	755,775
Redwood Trust, Inc.	44,968	279,251
Safehold, Inc.	14,001	220,516
TPG RE Finance Trust, Inc.	3,979	30,400
		4,360,290
Non-life Insurance — 1.3%
Employers Holdings, Inc.	16,670	809,995
Enstar Group Ltd. *	3,293	1,101,212
Essent Group Ltd.	23,364	1,330,113
Horace Mann Educators Corp.	5,361	222,696
NMI Holdings, Inc., Class A *	31,607	1,143,225
Safety Insurance Group, Inc.	3,123	238,910
Stewart Information Services Corp.	11,704	766,378
		5,612,529
Non-Renewable Energy — 6.6%
Alpha Metallurgical Resources, Inc. *	5,180	628,593
Archrock, Inc.	57,351	1,349,469
Berry Corp.	86,211	213,803
Cactus, Inc., Class A	25,418	964,359
California Resources Corp.	20,386	703,521
ChampionX Corp.	39,074	942,856
CNX Resources Corp. *	39,795	1,171,167
Comstock Resources, Inc. *	75,533	1,379,988
Core Natural Resources, Inc.	20,198	1,458,498
Crescent Energy Co., Class A	55,391	458,637
DNOW, Inc. *	62,094	985,432
Gulfport Energy Corp. *	7,012	1,209,570
Helix Energy Solutions Group, Inc. *	138,019	840,536
Kinetik Holdings, Inc.	17,563	726,054
Kodiak Gas Services, Inc.	24,971	849,264
Liberty Energy, Inc.	61,754	710,171
Magnolia Oil & Gas Corp., Class A	55,353	1,136,397
MRC Global, Inc. *	69,140	805,481
Murphy Oil Corp.	30,192	619,842
Northern Oil & Gas, Inc.	23,280	565,704
INVESTMENTS	SHARES	VALUE ($)

Non-Renewable Energy — continued
NPK International, Inc. *	32,545	188,110
Patterson-UTI Energy, Inc.	96,284	543,042
Peabody Energy Corp.	50,927	628,439
ProPetro Holding Corp. *	56,279	280,269
Ramaco Resources, Inc., Class A (a)	57,346	578,048
RPC, Inc.	140,041	662,394
SandRidge Energy, Inc.	42,143	383,923
Select Water Solutions, Inc.	106,334	905,966
Sitio Royalties Corp.	42,621	722,852
SM Energy Co.	40,117	914,266
Solaris Energy Infrastructure, Inc., Class A	56,746	1,199,610
SunCoke Energy, Inc.	113,235	1,025,909
VAALCO Energy, Inc.	101,424	331,656
Warrior Met Coal, Inc.	24,561	1,174,507
World Kinect Corp.	35,755	897,093
		28,155,426
Personal Care, Drug & Grocery Stores — 2.8%
ACCO Brands Corp.	101,368	391,280
Chefs' Warehouse, Inc. (The) *	23,393	1,332,699
Edgewell Personal Care Co.	33,090	1,010,900
Energizer Holdings, Inc.	39,295	1,062,537
Honest Co., Inc. (The) *	132,314	633,784
Ingles Markets, Inc., Class A	14,064	867,608
Natural Grocers by Vitamin Cottage, Inc.	6,944	348,311
Nu Skin Enterprises, Inc., Class A	82,689	523,421
SpartanNash Co.	38,164	757,174
Sprouts Farmers Market, Inc. *	9,927	1,697,517
United Natural Foods, Inc. *	50,597	1,351,446
WD-40 Co.	4,816	1,099,782
Weis Markets, Inc.	10,281	884,063
		11,960,522
Personal Goods — 1.2%
G-III Apparel Group Ltd. *	12,181	307,205
Interparfums, Inc.	5,016	547,747
Kontoor Brands, Inc.	22,499	1,353,315
Movado Group, Inc.	23,979	333,068
Oxford Industries, Inc.	6,507	316,240
Signet Jewelers Ltd.	17,057	1,011,480
Steven Madden Ltd.	24,251	509,271
Wolverine World Wide, Inc.	73,847	963,704
		5,342,030
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	115

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals & Biotechnology — 0.00% ^
OmniAb Operations, Inc. ‡ *	1,382	—
OmniAb, Inc. ‡ *	1,382	—
		—
Pharmaceuticals, Biotechnology & Marijuana Producers — 4.0%
ADMA Biologics, Inc. *	28,132	669,542
Alkermes plc *	27,597	793,966
Amphastar Pharmaceuticals, Inc. *	23,448	572,366
ANI Pharmaceuticals, Inc. *	15,570	1,102,667
Arcellx, Inc. *	16,503	1,071,870
Arcturus Therapeutics Holdings, Inc. *	24,107	308,811
Aurinia Pharmaceuticals, Inc. (Canada) *	40,494	333,671
Castle Biosciences, Inc. *	14,550	291,728
Catalyst Pharmaceuticals, Inc. *	61,834	1,501,948
Collegium Pharmaceutical, Inc. *	37,197	1,004,133
Corcept Therapeutics, Inc. *	24,459	1,758,113
Dynavax Technologies Corp. *	73,127	859,242
Harmony Biosciences Holdings, Inc. *	14,687	432,826
Innoviva, Inc. *	71,129	1,329,401
Ironwood Pharmaceuticals, Inc. *	36,854	34,359
Ligand Pharmaceuticals, Inc. *	11,850	1,301,841
Pacira BioSciences, Inc. *	6,827	183,646
PDL BioPharma, Inc. ‡ *	22,361	6,708
Prestige Consumer Healthcare, Inc. *	15,287	1,241,763
Protagonist Therapeutics, Inc. *	23,654	1,083,826
Supernus Pharmaceuticals, Inc. *	29,776	967,124
Vanda Pharmaceuticals, Inc. *	28,381	127,998
		16,977,549
Precious Metals & Mining — 0.8%
Coeur Mining, Inc. *	161,376	895,637
Hecla Mining Co.	174,010	995,337
SSR Mining, Inc. (Canada) *	137,085	1,458,584
		3,349,558
Real Estate Investment & Services — 1.7%
Compass, Inc., Class A *	160,684	1,240,481
Cushman & Wakefield plc *	80,253	751,971
DigitalBridge Group, Inc.	2,731	22,940
eXp World Holdings, Inc. (a)	17,240	157,918
GEO Group, Inc. (The), REIT *	56,579	1,769,790
HA Sustainable Infrastructure Capital, Inc., REIT	33,237	830,260
Marcus & Millichap, Inc.	2,656	80,742
Newmark Group, Inc., Class A	102,742	1,129,135
St. Joe Co. (The)	25,387	1,074,378
		7,057,615
INVESTMENTS	SHARES	VALUE ($)

Real Estate Investment Trusts — 10.7%
Acadia Realty Trust	60,414	1,153,907
Alexander & Baldwin, Inc.	40,616	697,783
American Assets Trust, Inc.	46,165	864,670
American Healthcare REIT, Inc.	36,766	1,186,806
Apartment Investment and Management Co., Class A	15,753	124,606
Apple Hospitality REIT, Inc.	73,852	869,238
Brandywine Realty Trust	221,829	878,443
Broadstone Net Lease, Inc.	80,200	1,297,636
CareTrust REIT, Inc.	46,937	1,373,846
Community Healthcare Trust, Inc.	15,685	267,900
COPT Defense Properties	50,118	1,308,581
CTO Realty Growth, Inc.	23,396	427,445
Curbline Properties Corp.	48,311	1,105,839
DiamondRock Hospitality Co.	103,957	763,044
Douglas Emmett, Inc.	78,435	1,084,756
Easterly Government Properties, Inc.	34,674	699,375
Elme Communities	42,956	668,825
Empire State Realty Trust, Inc., Class A	144,722	1,030,421
Essential Properties Realty Trust, Inc.	42,092	1,354,100
Four Corners Property Trust, Inc.	46,422	1,297,495
Getty Realty Corp. (a)	41,619	1,164,916
Global Net Lease, Inc.	39,286	296,609
Independence Realty Trust, Inc.	64,819	1,259,433
Innovative Industrial Properties, Inc.	13,790	748,935
InvenTrust Properties Corp.	31,038	864,719
Kite Realty Group Trust	56,473	1,222,640
LTC Properties, Inc.	37,682	1,351,653
LXP Industrial Trust	107,436	847,670
Macerich Co. (The)	73,123	1,071,983
National Health Investors, Inc.	18,661	1,412,078
Outfront Media, Inc.	75,942	1,149,002
Paramount Group, Inc.	100,486	431,085
Pebblebrook Hotel Trust	58,711	531,335
Phillips Edison & Co., Inc.	35,571	1,234,314
Piedmont Office Realty Trust, Inc., Class A	137,431	812,217
PotlatchDeltic Corp.	28,787	1,105,133
RLJ Lodging Trust	106,022	743,214
Ryman Hospitality Properties, Inc.	12,260	1,078,267
Sabra Health Care REIT, Inc.	80,570	1,438,175
SITE Centers Corp.	67,931	804,303
SL Green Realty Corp.	20,920	1,100,601
Summit Hotel Properties, Inc.	86,828	353,390
Sunstone Hotel Investors, Inc.	106,792	890,645
Tanger, Inc. (a)	40,429	1,273,918
SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Terreno Realty Corp.	19,726	1,111,166
Uniti Group, Inc.	64,614	317,901
Urban Edge Properties	68,243	1,233,151
Whitestone	47,430	618,487
Xenia Hotels & Resorts, Inc.	62,485	667,340
		45,588,996
Renewable Energy — 0.4%
American Superconductor Corp. *	35,115	697,033
REX American Resources Corp. *	22,091	877,454
		1,574,487
Retailers — 1.8%
Abercrombie & Fitch Co., Class A *	2,130	147,865
Academy Sports & Outdoors, Inc.	18,274	688,564
American Eagle Outfitters, Inc.	50,177	528,364
Asbury Automotive Group, Inc. *	2,636	575,017
Buckle, Inc. (The)	29,897	1,039,220
Caleres, Inc.	5,527	84,231
Global Industrial Co.	2,989	76,758
Group 1 Automotive, Inc.	3,064	1,236,722
Haverty Furniture Cos., Inc.	30,336	550,902
Liquidity Services, Inc. *	15,007	476,922
PriceSmart, Inc.	3,649	370,337
Shoe Carnival, Inc.	31,652	550,112
Urban Outfitters, Inc. *	23,614	1,246,347
Zumiez, Inc. *	13,659	159,810
		7,731,171
Software & Computer Services — 4.5%
A10 Networks, Inc.	64,529	1,063,438
Agilysys, Inc. *	11,670	867,664
Alarm.com Holdings, Inc. *	9,589	513,970
Blackbaud, Inc. *	6,057	366,691
Box, Inc., Class A *	27,867	870,008
Cargurus, Inc. *	35,483	992,105
Clear Secure, Inc., Class A	35,428	874,363
Commvault Systems, Inc. *	8,781	1,467,568
Consensus Cloud Solutions, Inc. *	3,330	66,134
CSG Systems International, Inc.	13,884	834,845
ePlus, Inc. *	12,260	764,534
EverQuote, Inc., Class A *	15,486	367,638
Grindr, Inc. (Singapore) *	48,668	1,069,236
Mitek Systems, Inc. *	27,349	226,450
NetScout Systems, Inc. *	36,812	773,788
OneSpan, Inc.	22,885	340,300
INVESTMENTS	SHARES	VALUE ($)

Software & Computer Services — continued
Progress Software Corp.	20,264	1,215,029
Q2 Holdings, Inc. *	15,846	1,255,795
Qualys, Inc. *	7,407	931,134
Simulations Plus, Inc.	15,150	520,402
SPS Commerce, Inc. *	7,827	1,123,253
Verint Systems, Inc. *	8,140	143,590
Viant Technology, Inc., Class A *	16,461	235,557
Workiva, Inc. *	12,608	949,004
Yelp, Inc. *	33,322	1,168,936
		19,001,432
Technology Hardware & Equipment — 4.8%
Adeia, Inc.	77,408	952,892
Advanced Energy Industries, Inc.	12,300	1,198,143
Alpha & Omega Semiconductor Ltd. *	2,329	43,855
Axcelis Technologies, Inc. *	5,577	273,161
Benchmark Electronics, Inc.	35,615	1,158,556
Cohu, Inc. *	15,165	242,640
CTS Corp.	20,487	780,145
Diodes, Inc. *	16,652	639,437
Fabrinet (Thailand) *	6,458	1,324,277
FormFactor, Inc. *	24,898	700,630
Ichor Holdings Ltd. *	14,077	278,443
Impinj, Inc. *	6,516	600,319
Insight Enterprises, Inc. *	6,523	902,000
Kulicke & Soffa Industries, Inc. (Singapore)	25,533	822,929
Methode Electronics, Inc.	35,706	223,877
Novanta, Inc. *	8,337	990,936
PC Connection, Inc.	11,516	714,453
Photronics, Inc. *	51,243	936,210
Plexus Corp. *	10,896	1,333,997
Power Integrations, Inc.	15,989	785,380
Rambus, Inc. *	19,642	958,333
Sanmina Corp. *	16,793	1,289,534
ScanSource, Inc. *	19,906	656,699
Synaptics, Inc. *	3,068	170,765
TTM Technologies, Inc. *	59,363	1,188,447
Ultra Clean Holdings, Inc. *	29,247	547,065
Vishay Intertechnology, Inc.	51,617	670,505
Xerox Holdings Corp. (a)	60,222	265,579
		20,649,207
Telecommunications Equipment — 2.9%
ADTRAN Holdings, Inc. *	49,076	375,922
Applied Optoelectronics, Inc. *	6,558	83,877
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	117

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Equipment — continued
Aviat Networks, Inc. *	9,577	168,172
Calix, Inc. *	24,213	990,554
Clearfield, Inc. *	29,942	858,437
CommScope Holding Co., Inc. *	254,143	950,495
Digi International, Inc. *	39,315	1,069,368
EchoStar Corp., Class A * (a)	48,319	1,086,211
Extreme Networks, Inc. *	78,054	1,027,191
Harmonic, Inc. *	100,237	900,128
InterDigital, Inc. (a)	6,281	1,262,481
NETGEAR, Inc. *	58,421	1,409,114
Powerfleet, Inc. NJ *	150,543	758,737
Ribbon Communications, Inc. *	1,005	3,226
Viavi Solutions, Inc. *	124,465	1,316,840
		12,260,753
Telecommunications Service Providers — 2.2%
8x8, Inc. *	314,903	557,378
Anterix, Inc. *	5,826	173,906
Cable One, Inc.	3,335	891,345
Cogent Communications Holdings, Inc.	8,020	435,887
fuboTV, Inc. *	27,296	81,888
Globalstar, Inc. *	56,311	1,082,297
Gogo, Inc. * (a)	105,375	797,689
IDT Corp., Class B	31,079	1,561,720
Liberty Latin America Ltd., Class C (Puerto Rico) *	121,394	667,667
Lumen Technologies, Inc. *	254,368	900,463
Shenandoah Telecommunications Co.	35,456	394,980
Telephone and Data Systems, Inc.	38,361	1,438,154
WideOpenWest, Inc. *	44,119	193,241
Xperi, Inc. *	37,873	279,882
		9,456,497
Tobacco — 0.6%
Turning Point Brands, Inc.	22,211	1,363,311
Universal Corp.	18,716	1,090,582
		2,453,893
Travel & Leisure — 0.5%
Biglari Holdings, Inc., Class B *	234	54,501
International Game Technology plc	27,657	453,575
Monarch Casino & Resort, Inc.	4,048	316,513
SkyWest, Inc. *	15,438	1,376,606
		2,201,195
INVESTMENTS	SHARES	VALUE ($)

Waste & Disposal Services — 0.3%
Casella Waste Systems, Inc., Class A *	12,106	1,421,850
Total Common Stocks (Cost $445,513,517)		425,424,062
Short-Term Investments — 1.9%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (b) (c)(Cost $425,406)	425,406	425,406
Investment of Cash Collateral from Securities Loaned — 1.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (b) (c)(Cost $7,492,149)	7,492,149	7,492,149
Total Short-Term Investments (Cost $7,917,555)		7,917,555
Total Investments — 101.7% (Cost $453,431,072)		433,341,617
Liabilities in Excess of Other Assets — (1.7)%		(7,083,391)
NET ASSETS — 100.0%		426,258,226

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $5,933,849.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. Morgan Exchange-Traded Funds	April 30, 2025

Futures contracts outstanding as of April 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	5	06/20/2025	USD	492,950	19,609

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	119

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Aerospace & Defense — 3.6%
Axon Enterprise, Inc. *	7,369	4,519,408
BWX Technologies, Inc.	27,006	2,946,895
Curtiss-Wright Corp.	9,402	3,242,656
GE Aerospace	64,050	12,908,637
HEICO Corp.	12,411	3,112,182
Howmet Aerospace, Inc.	40,622	5,629,397
RTX Corp.	82,978	10,466,015
TransDigm Group, Inc.	4,264	6,025,330
		48,850,520
Banks — 0.1%
Discover Financial Services	10,683	1,951,464
Beverages — 0.2%
Coca-Cola Co. (The)	16,120	1,169,506
Coca-Cola Consolidated, Inc.	1,025	1,389,705
		2,559,211
Chemicals — 0.8%
Ecolab, Inc.	20,741	5,214,910
International Flavors & Fragrances, Inc.	30,058	2,358,351
Linde plc	6,341	2,873,931
		10,447,192
Construction & Materials — 1.8%
Acuity, Inc.	2,790	679,672
Armstrong World Industries, Inc.	6,040	875,921
AZEK Co., Inc. (The) *	7,182	355,940
Eagle Materials, Inc.	2,876	651,098
EMCOR Group, Inc.	8,283	3,318,998
Lennox International, Inc.	5,652	3,090,231
Louisiana-Pacific Corp.	14,783	1,275,921
Quanta Services, Inc.	15,856	4,640,892
Trane Technologies plc	17,455	6,690,676
Watsco, Inc.	5,072	2,332,308
		23,911,657
Consumer Services — 1.5%
Copart, Inc. *	84,625	5,164,664
Grand Canyon Education, Inc. *	11,820	2,108,333
H&R Block, Inc.	24,274	1,465,421
Rollins, Inc.	41,512	2,371,581
Uber Technologies, Inc. *	121,580	9,849,196
		20,959,195
Electricity — 1.6%
Entergy Corp.	53,272	4,430,632
Evergy, Inc.	50,388	3,481,811
INVESTMENTS	SHARES	VALUE ($)

Electricity — continued
NRG Energy, Inc.	40,260	4,411,691
OGE Energy Corp.	22,798	1,034,573
Public Service Enterprise Group, Inc.	9,547	763,092
Southern Co. (The)	30,076	2,763,684
Vistra Corp.	38,456	4,985,051
		21,870,534
Electronic & Electrical Equipment — 0.4%
Hubbell, Inc.	8,919	3,239,202
Pentair plc	8,973	814,120
Veralto Corp.	12,165	1,166,624
		5,219,946
Finance & Credit Services — 0.2%
MGIC Investment Corp.	56,835	1,415,760
SLM Corp.	64,971	1,878,311
		3,294,071
Food Producers — 1.0%
BellRing Brands, Inc. *	26,299	2,028,705
Freshpet, Inc. *	21,728	1,597,877
Ingredion, Inc.	18,763	2,492,102
Pilgrim's Pride Corp.	26,654	1,454,775
Post Holdings, Inc. *	22,912	2,592,951
US Foods Holding Corp. *	51,456	3,378,601
		13,545,011
Gas, Water & Multi-utilities — 0.8%
Ameren Corp.	39,992	3,968,806
MDU Resources Group, Inc.	59,750	1,024,115
National Fuel Gas Co.	16,808	1,290,518
NiSource, Inc.	92,144	3,603,752
WEC Energy Group, Inc.	6,668	730,280
		10,617,471
General Industrials — 2.2%
3M Co.	43,788	6,082,591
Amcor plc	1,696	15,608
Eaton Corp. plc	26,107	7,685,118
GE Vernova, Inc.	22,017	8,164,344
Parker-Hannifin Corp.	10,219	6,183,108
RPM International, Inc.	12,952	1,382,626
		29,513,395
Health Care Providers — 2.1%
Doximity, Inc., Class A *	48,544	2,761,183
Encompass Health Corp.	30,677	3,588,902
SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — continued
HCA Healthcare, Inc.	7,474	2,579,128
Tenet Healthcare Corp. *	20,343	2,908,032
UnitedHealth Group, Inc.	32,766	13,481,243
Universal Health Services, Inc., Class B	14,124	2,500,936
		27,819,424
Household Goods & Home Construction — 0.8%
PulteGroup, Inc.	28,374	2,910,605
SharkNinja, Inc. *	33,234	2,675,337
Somnigroup International, Inc. (a)	55,395	3,382,419
Toll Brothers, Inc.	23,370	2,357,332
		11,325,693
Industrial Engineering — 0.7%
Caterpillar, Inc.	28,686	8,871,719
Industrial Materials — 0.2%
International Paper Co.	48,888	2,233,204
Industrial Metals & Mining — 0.5%
Reliance, Inc.	3,434	989,782
Southern Copper Corp. (Mexico)	27,369	2,450,073
Steel Dynamics, Inc.	27,484	3,564,949
Timken Co. (The)	2,244	144,177
		7,148,981
Industrial Support Services — 3.1%
American Express Co.	35,620	9,489,524
Automatic Data Processing, Inc.	10,103	3,036,962
Cintas Corp.	29,210	6,183,173
Core & Main, Inc., Class A *	64,912	3,419,564
Fair Isaac Corp. *	2,581	5,135,364
Fiserv, Inc. *	38,703	7,143,413
Genpact Ltd.	41,391	2,080,311
Verisk Analytics, Inc.	4,772	1,414,564
WW Grainger, Inc.	4,383	4,489,551
		42,392,426
Industrial Transportation — 0.9%
Allison Transmission Holdings, Inc.	28,830	2,659,279
PACCAR, Inc.	43,916	3,961,662
Ryder System, Inc.	20,047	2,759,871
XPO, Inc. *	26,846	2,848,898
		12,229,710
Investment Banking & Brokerage Services — 7.5%
Ameriprise Financial, Inc.	9,900	4,663,098
Apollo Global Management, Inc.	44,335	6,050,841
INVESTMENTS	SHARES	VALUE ($)

Investment Banking & Brokerage Services — continued
Ares Management Corp.	26,162	3,990,490
Bank of New York Mellon Corp. (The)	64,899	5,218,529
Berkshire Hathaway, Inc., Class B *	54,889	29,269,559
Equitable Holdings, Inc.	68,710	3,397,709
Evercore, Inc., Class A	12,993	2,667,333
Goldman Sachs Group, Inc. (The)	18,878	10,336,649
Houlihan Lokey, Inc.	8,222	1,332,622
Interactive Brokers Group, Inc., Class A	19,053	3,274,258
Intercontinental Exchange, Inc.	26,444	4,441,799
Janus Henderson Group plc	30,721	1,020,244
Jefferies Financial Group, Inc.	56,701	2,649,638
KKR & Co., Inc.	54,949	6,279,022
Lazard, Inc.	21,862	850,432
Nasdaq, Inc.	55,593	4,236,742
Robinhood Markets, Inc., Class A *	92,478	4,541,595
Stifel Financial Corp.	14,174	1,214,570
TPG, Inc.	50,436	2,342,752
Tradeweb Markets, Inc., Class A	15,920	2,201,736
Virtu Financial, Inc., Class A	50,269	1,968,031
		101,947,649
Life Insurance — 0.8%
Aflac, Inc.	48,405	5,260,656
Corebridge Financial, Inc.	74,405	2,204,620
Primerica, Inc.	302	79,145
Unum Group	42,782	3,322,450
		10,866,871
Media — 2.0%
Liberty Media Corp-Liberty Formula One, Class C *	34,505	3,059,558
Netflix, Inc. *	14,547	16,463,131
Spotify Technology SA *	11,935	7,327,851
		26,850,540
Medical Equipment & Services — 3.4%
Boston Scientific Corp. *	95,695	9,844,145
Intuitive Surgical, Inc. *	21,666	11,175,323
Natera, Inc. *	24,702	3,728,273
Quest Diagnostics, Inc.	20,693	3,687,906
Stryker Corp.	22,742	8,503,688
Thermo Fisher Scientific, Inc.	20,102	8,623,758
		45,563,093
Non-life Insurance — 2.3%
Allstate Corp. (The)	24,885	4,936,935
Axis Capital Holdings Ltd.	30,186	2,907,515
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	121

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-life Insurance — continued
Brown & Brown, Inc.	33,996	3,759,957
Cincinnati Financial Corp.	11,885	1,654,511
Hartford Insurance Group, Inc. (The)	36,538	4,482,116
Old Republic International Corp.	76,676	2,883,018
Progressive Corp. (The)	36,886	10,392,262
Ryan Specialty Holdings, Inc.	9,160	600,072
		31,616,386
Non-Renewable Energy — 3.4%
Antero Midstream Corp.	180,501	2,987,291
Cheniere Energy, Inc.	13,951	3,224,216
DT Midstream, Inc.	35,435	3,444,282
Kinder Morgan, Inc.	193,984	5,101,779
Marathon Petroleum Corp.	33,977	4,668,780
Phillips 66	39,954	4,157,613
Targa Resources Corp.	24,957	4,265,151
TechnipFMC plc (United Kingdom)	121,323	3,417,669
Texas Pacific Land Corp.	2,856	3,681,013
Valero Energy Corp.	27,423	3,183,536
Viper Energy, Inc.	28,617	1,154,124
Williams Cos., Inc. (The)	106,653	6,246,666
		45,532,120
Personal Care, Drug & Grocery Stores — 2.2%
Casey's General Stores, Inc.	7,796	3,606,352
Cencora, Inc.	18,136	5,307,863
Colgate-Palmolive Co.	56,348	5,194,722
Kroger Co. (The)	60,219	4,348,414
McKesson Corp.	10,109	7,205,594
Procter & Gamble Co. (The)	16,256	2,642,738
Spectrum Brands Holdings, Inc.	16,495	1,040,834
		29,346,517
Pharmaceuticals, Biotechnology & Marijuana Producers — 4.9%
AbbVie, Inc.	86,511	16,878,296
Cardinal Health, Inc.	31,772	4,489,066
Eli Lilly & Co.	27,291	24,533,244
Exelixis, Inc. *	63,079	2,469,543
Gilead Sciences, Inc.	80,974	8,626,970
Roivant Sciences Ltd. *	111,108	1,291,075
Vertex Pharmaceuticals, Inc. *	16,513	8,413,374
		66,701,568
INVESTMENTS	SHARES	VALUE ($)

Real Estate Investment & Services — 0.4%
CBRE Group, Inc., Class A *	35,008	4,277,277
Jones Lang LaSalle, Inc. *	7,205	1,638,489
		5,915,766
Real Estate Investment Trusts — 2.1%
Agree Realty Corp.	21,408	1,661,475
Digital Realty Trust, Inc.	2,807	450,636
EPR Properties	15,873	785,555
Essex Property Trust, Inc.	4,607	1,286,044
Iron Mountain, Inc.	39,799	3,568,776
Lamar Advertising Co., Class A	9,766	1,111,469
Mid-America Apartment Communities, Inc.	9,202	1,469,099
National Storage Affiliates Trust	2,982	110,930
Omega Healthcare Investors, Inc.	43,664	1,705,079
Simon Property Group, Inc.	30,927	4,867,291
Ventas, Inc.	59,434	4,165,135
Welltower, Inc.	46,983	7,169,136
		28,350,625
Retailers — 8.6%
Amazon.com, Inc. *	40,273	7,427,147
AutoNation, Inc. *	16,105	2,804,686
AutoZone, Inc. *	1,392	5,237,539
Carvana Co. *	19,459	4,754,807
Costco Wholesale Corp.	23,423	23,294,173
Dick's Sporting Goods, Inc.	14,204	2,666,659
Gap, Inc. (The)	103,589	2,268,599
Home Depot, Inc. (The)	49,040	17,678,429
Lowe's Cos., Inc.	17,794	3,978,027
O'Reilly Automotive, Inc. *	4,550	6,439,160
Penske Automotive Group, Inc.	10,664	1,660,065
Tapestry, Inc.	46,985	3,319,490
TJX Cos., Inc. (The)	71,948	9,258,269
Tractor Supply Co.	35,200	1,781,824
Walmart, Inc.	231,356	22,499,371
Williams-Sonoma, Inc.	6,904	1,066,461
		116,134,706
Software & Computer Services — 21.3%
Alphabet, Inc., Class A	156,472	24,847,754
AppLovin Corp., Class A *	22,185	5,974,642
Atlassian Corp., Class A *	18,911	4,317,570
Autodesk, Inc. *	19,901	5,457,849
Cloudflare, Inc., Class A *	35,613	4,301,338
Cognizant Technology Solutions Corp., Class A	37,667	2,771,161
Crowdstrike Holdings, Inc., Class A *	18,807	8,065,758
SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Datadog, Inc., Class A *	5,313	542,776
Docusign, Inc. *	43,480	3,554,490
DoorDash, Inc., Class A *	31,631	6,101,304
Dropbox, Inc., Class A *	39,389	1,124,556
Dynatrace, Inc. *	66,135	3,106,361
Elastic NV *	3,495	301,269
F5, Inc. *	12,559	3,324,870
Fortinet, Inc. *	56,124	5,823,426
Gartner, Inc. *	8,631	3,634,342
Gen Digital, Inc.	121,345	3,139,195
GoDaddy, Inc., Class A *	22,014	4,145,897
Guidewire Software, Inc. *	19,529	3,998,953
Hewlett Packard Enterprise Co.	233,365	3,785,180
HubSpot, Inc. *	6,561	4,012,052
International Business Machines Corp.	53,032	12,824,198
Intuit, Inc.	15,426	9,679,352
Kyndryl Holdings, Inc. *	86,976	2,819,762
Leidos Holdings, Inc.	21,738	3,199,399
Maplebear, Inc. *	76,146	3,037,464
Meta Platforms, Inc., Class A	43,481	23,871,069
Microsoft Corp.	58,022	22,933,776
MicroStrategy, Inc., Class A *	20,167	7,665,678
nCino, Inc. * (a)	22,443	520,678
Nutanix, Inc., Class A *	50,154	3,445,580
Oracle Corp.	91,812	12,919,785
Palantir Technologies, Inc., Class A *	127,703	15,125,143
Palo Alto Networks, Inc. *	45,234	8,455,592
Paycom Software, Inc.	15,170	3,434,336
Pegasystems, Inc.	36,312	3,343,609
Procore Technologies, Inc. *	40,523	2,597,119
Roper Technologies, Inc.	9,574	5,362,206
Salesforce, Inc.	52,162	14,016,451
Science Applications International Corp.	363	43,934
ServiceNow, Inc. *	12,739	12,165,872
SS&C Technologies Holdings, Inc.	41,595	3,144,582
Toast, Inc., Class A *	100,031	3,559,103
Twilio, Inc., Class A *	32,826	3,174,602
Tyler Technologies, Inc. *	6,608	3,590,126
VeriSign, Inc. *	15,190	4,285,403
		287,545,562
Technology Hardware & Equipment — 12.2%
Amphenol Corp., Class A	97,883	7,532,097
Analog Devices, Inc.	35,005	6,823,175
Apple, Inc.	113,792	24,180,800
INVESTMENTS	SHARES	VALUE ($)

Technology Hardware & Equipment — continued
Avnet, Inc.	51,842	2,436,056
Broadcom, Inc.	139,538	26,856,879
Cirrus Logic, Inc. *	27,566	2,647,439
Coherent Corp. *	46,819	3,011,398
Corning, Inc.	94,560	4,196,573
Dell Technologies, Inc., Class C	39,426	3,617,730
HP, Inc.	85,002	2,173,501
KLA Corp.	9,332	6,557,503
MACOM Technology Solutions Holdings, Inc. *	29,467	3,057,201
Marvell Technology, Inc.	78,188	4,563,834
Micron Technology, Inc.	67,962	5,229,676
NetApp, Inc.	32,863	2,949,454
NVIDIA Corp.	241,408	26,294,159
Pure Storage, Inc., Class A *	69,718	3,162,408
QUALCOMM, Inc.	62,611	9,295,229
Sandisk Corp. *	16,912	543,044
TD SYNNEX Corp.	24,481	2,712,495
Teradyne, Inc.	14,555	1,080,127
Texas Instruments, Inc.	56,587	9,056,749
Vertiv Holdings Co., Class A	48,659	4,154,505
Western Digital Corp. *	64,920	2,847,391
		164,979,423
Telecommunications Equipment — 0.7%
Cisco Systems, Inc.	37,631	2,172,438
Motorola Solutions, Inc.	13,715	6,039,949
Ubiquiti, Inc. (a)	4,956	1,617,886
		9,830,273
Telecommunications Service Providers — 1.5%
AT&T, Inc.	433,908	12,019,252
GCI Liberty, Inc. Escrow ‡ *	3,962	—
T-Mobile US, Inc.	32,074	7,920,674
		19,939,926
Tobacco — 1.4%
Altria Group, Inc.	50,641	2,995,415
Philip Morris International, Inc.	90,263	15,467,468
		18,462,883
Travel & Leisure — 2.3%
Aramark	49,386	1,650,974
Booking Holdings, Inc.	2,105	10,733,984
Cava Group, Inc. *	25,018	2,312,414
Chipotle Mexican Grill, Inc. *	97,809	4,941,311
Hilton Worldwide Holdings, Inc.	22,114	4,986,265
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	123

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Travel & Leisure — continued
Royal Caribbean Cruises Ltd.	23,713	5,096,161
Texas Roadhouse, Inc.	11,091	1,840,662
		31,561,771
Waste & Disposal Services — 0.4%
Republic Services, Inc.	21,131	5,298,598
Total Common Stocks (Cost $1,276,768,958)		1,351,205,101
Short-Term Investments — 0.7%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (b) (c)(Cost $4,692,188)	4,692,188	4,692,188
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (b) (c)(Cost $4,461,203)	4,461,203	4,461,203
Total Short-Term Investments (Cost $9,153,391)		9,153,391
Total Investments — 100.6% (Cost $1,285,922,349)		1,360,358,492
Liabilities in Excess of Other Assets — (0.6)%		(7,677,202)
NET ASSETS — 100.0%		1,352,681,290

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $4,358,534.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2025.
Futures contracts outstanding as of April 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	4	06/20/2025	USD	1,117,450	4,554

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. Morgan Exchange-Traded Funds	April 30, 2025

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 0.5%
Lockheed Martin Corp.	60,042	28,685,066
Automobiles & Parts — 0.0% ^
Gentex Corp.	83,050	1,808,829
Banks — 0.2%
Commerce Bancshares, Inc.	177,156	10,760,455
Beverages — 0.5%
Coca-Cola Consolidated, Inc.	4,520	6,128,261
Monster Beverage Corp. *	356,913	21,457,610
		27,585,871
Chemicals — 1.1%
CF Industries Holdings, Inc.	144,467	11,321,879
Linde plc	116,728	52,904,631
		64,226,510
Construction & Materials — 1.6%
A O Smith Corp.	90,041	6,110,182
Acuity, Inc.	45,173	11,004,595
Advanced Drainage Systems, Inc.	68,363	7,758,517
Builders FirstSource, Inc. *	68,253	8,165,106
Carlisle Cos., Inc.	44,258	16,795,026
Eagle Materials, Inc.	33,986	7,694,091
EMCOR Group, Inc.	35,252	14,125,476
Louisiana-Pacific Corp.	48,800	4,211,928
Watsco, Inc.	28,956	13,315,127
		89,180,048
Consumer Services — 1.4%
Copart, Inc. *	369,096	22,525,929
eBay, Inc.	258,146	17,595,231
Grand Canyon Education, Inc. *	75,030	13,383,101
H&R Block, Inc.	202,411	12,219,552
Rollins, Inc.	253,991	14,510,506
		80,234,319
Electricity — 0.9%
Consolidated Edison, Inc.	134,922	15,212,456
Evergy, Inc.	139,202	9,618,858
NRG Energy, Inc.	115,316	12,636,327
OGE Energy Corp.	266,348	12,086,872
		49,554,513
Electronic & Electrical Equipment — 0.8%
Donaldson Co., Inc.	133,343	8,764,635
IDEX Corp.	55,442	9,645,245
INVESTMENTS	SHARES	VALUE ($)

Electronic & Electrical Equipment — continued
Keysight Technologies, Inc. *	92,223	13,409,224
Mettler-Toledo International, Inc. *	13,377	14,321,015
		46,140,119
Finance & Credit Services — 1.3%
FactSet Research Systems, Inc.	30,061	12,992,965
Moody's Corp.	57,443	26,028,572
S&P Global, Inc.	66,456	33,231,323
		72,252,860
Food Producers — 0.2%
Ingredion, Inc.	100,379	13,332,339
Gas, Water & Multi-utilities — 0.8%
National Fuel Gas Co.	175,595	13,482,184
UGI Corp.	401,253	13,157,086
WEC Energy Group, Inc.	174,339	19,093,607
		45,732,877
General Industrials — 0.5%
Illinois Tool Works, Inc.	93,609	22,457,735
RPM International, Inc.	67,491	7,204,664
		29,662,399
Health Care Providers — 0.5%
Chemed Corp.	22,771	13,241,564
DaVita, Inc. *	78,601	11,125,972
Premier, Inc., Class A	327,094	6,656,363
		31,023,899
Household Goods & Home Construction — 0.3%
NVR, Inc. *	1,789	12,747,967
PulteGroup, Inc.	29,738	3,050,524
		15,798,491
Industrial Engineering — 0.6%
Graco, Inc.	140,345	11,453,555
Lincoln Electric Holdings, Inc.	65,820	11,597,484
Nordson Corp.	24,526	4,649,394
Snap-on, Inc.	25,910	8,130,817
		35,831,250
Industrial Metals & Mining — 0.3%
Fastenal Co.	62,260	5,041,192
Reliance, Inc.	12,677	3,653,892
Southern Copper Corp. (Mexico)	121,032	10,834,785
		19,529,869
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	125

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — 7.3%
Accenture plc, Class A (Ireland)	142,874	42,740,757
Automatic Data Processing, Inc.	116,043	34,882,526
Cintas Corp.	125,180	26,498,102
Core & Main, Inc., Class A *	185,002	9,745,905
Corpay, Inc. *	28,140	9,155,912
Jack Henry & Associates, Inc.	44,048	7,639,245
Mastercard, Inc., Class A	186,070	101,977,524
MSC Industrial Direct Co., Inc., Class A	90,212	6,899,414
Paychex, Inc.	140,107	20,612,542
Verisk Analytics, Inc.	67,694	20,066,532
Visa, Inc., Class A	341,987	118,156,509
WW Grainger, Inc.	18,769	19,225,274
		417,600,242
Industrial Transportation — 1.2%
Allison Transmission Holdings, Inc.	123,434	11,385,552
Expeditors International of Washington, Inc.	99,415	10,926,703
Landstar System, Inc.	70,804	9,498,357
Union Pacific Corp.	167,536	36,130,814
United Parcel Service, Inc., Class B	18,015	1,716,829
		69,658,255
Investment Banking & Brokerage Services — 4.4%
Ameriprise Financial, Inc.	43,038	20,271,759
Berkshire Hathaway, Inc., Class B *	238,273	127,059,078
Blackrock, Inc.	36,125	33,027,642
Broadridge Financial Solutions, Inc.	72,655	17,611,572
Cboe Global Markets, Inc.	63,601	14,106,702
Intercontinental Exchange, Inc.	143,814	24,156,438
Nasdaq, Inc.	24,616	1,875,985
SEI Investments Co.	171,364	13,416,088
		251,525,264
Leisure Goods — 0.6%
Electronic Arts, Inc.	113,390	16,451,755
Pool Corp.	37,499	10,992,457
YETI Holdings, Inc. *	147,890	4,222,260
		31,666,472
Life Insurance — 0.5%
Aflac, Inc.	220,268	23,938,726
Primerica, Inc.	29,031	7,608,154
		31,546,880
Medical Equipment & Services — 2.8%
Abbott Laboratories	435,065	56,884,749
Agilent Technologies, Inc.	135,331	14,561,616
INVESTMENTS	SHARES	VALUE ($)

Medical Equipment & Services — continued
Bio-Techne Corp.	41,996	2,114,499
Hologic, Inc. *	184,220	10,721,604
IDEXX Laboratories, Inc. *	38,530	16,670,004
Penumbra, Inc. *	48,998	14,348,574
QIAGEN NV *	106,523	4,553,858
ResMed, Inc.	80,096	18,949,913
Solventum Corp. *	150,671	9,962,366
STERIS plc	41,153	9,248,725
Waters Corp. *	9,353	3,252,319
		161,268,227
Non-life Insurance — 5.0%
Allstate Corp. (The)	75,409	14,960,391
American Financial Group, Inc.	56,972	7,216,073
Aon plc, Class A	67,126	23,815,634
Arch Capital Group Ltd.	177,714	16,115,105
Arthur J Gallagher & Co.	84,782	27,188,740
Brown & Brown, Inc.	147,652	16,330,311
Chubb Ltd.	99,124	28,357,394
Fidelity National Financial, Inc.	188,991	12,104,874
Hartford Insurance Group, Inc. (The)	114,116	13,998,610
Markel Group, Inc. *	5,582	10,151,425
Marsh & McLennan Cos., Inc.	146,482	33,027,297
Old Republic International Corp.	124,153	4,668,153
Progressive Corp. (The)	104,056	29,316,737
RLI Corp.	84,758	6,272,940
Travelers Cos., Inc. (The)	90,373	23,870,220
WR Berkley Corp.	248,109	17,786,934
		285,180,838
Non-Renewable Energy — 3.3%
Antero Midstream Corp.	140,014	2,317,232
Chevron Corp.	284,041	38,646,618
ConocoPhillips	240,228	21,409,119
Coterra Energy, Inc.	594,123	14,591,661
EOG Resources, Inc.	172,706	19,054,653
Exxon Mobil Corp.	867,823	91,668,144
		187,687,427
Personal Care, Drug & Grocery Stores — 2.6%
Church & Dwight Co., Inc.	154,423	15,340,381
Clorox Co. (The)	83,101	11,825,272
Colgate-Palmolive Co.	285,952	26,361,915
Kimberly-Clark Corp.	148,404	19,556,679
Procter & Gamble Co. (The)	482,511	78,441,813
		151,526,060
SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Goods — 1.3%
Carter's, Inc.	164,343	5,431,536
Crocs, Inc. *	64,549	6,223,815
Deckers Outdoor Corp. *	98,427	10,908,664
Lululemon Athletica, Inc. *	55,976	15,156,622
NIKE, Inc., Class B	384,776	21,701,366
Ralph Lauren Corp.	55,916	12,578,304
		72,000,307
Pharmaceuticals, Biotechnology & Marijuana Producers — 6.8%
AbbVie, Inc.	400,609	78,158,816
Amgen, Inc.	40,053	11,652,219
Bristol-Myers Squibb Co.	580,012	29,116,602
Gilead Sciences, Inc.	352,337	37,537,984
Jazz Pharmaceuticals plc *	96,928	11,336,699
Johnson & Johnson	541,321	84,613,886
Medpace Holdings, Inc. *	40,631	12,530,194
Merck & Co., Inc.	636,261	54,209,437
Regeneron Pharmaceuticals, Inc.	28,740	17,208,362
Royalty Pharma plc, Class A	341,814	11,218,336
United Therapeutics Corp. *	46,223	14,009,729
Zoetis, Inc.	160,420	25,089,688
		386,681,952
Precious Metals & Mining — 0.1%
Royal Gold, Inc.	26,941	4,922,390
Real Estate Investment Trusts — 2.5%
American Tower Corp.	86,769	19,558,600
Camden Property Trust	51,027	5,806,873
Crown Castle, Inc.	67,551	7,144,194
CubeSmart	62,342	2,535,449
Equity LifeStyle Properties, Inc.	114,195	7,397,552
Equity Residential	70,122	4,926,772
Extra Space Storage, Inc.	50,963	7,467,099
Gaming and Leisure Properties, Inc.	80,101	3,833,634
Host Hotels & Resorts, Inc.	759,102	10,718,520
Lamar Advertising Co., Class A	111,932	12,738,981
Mid-America Apartment Communities, Inc.	80,459	12,845,279
Public Storage	62,982	18,921,682
Simon Property Group, Inc.	102,846	16,185,904
Weyerhaeuser Co.	480,419	12,447,656
		142,528,195
Retailers — 6.5%
Best Buy Co., Inc.	111,842	7,458,743
Costco Wholesale Corp.	101,687	101,127,722
Dick's Sporting Goods, Inc.	23,154	4,346,932
INVESTMENTS	SHARES	VALUE ($)

Retailers — continued
Etsy, Inc. *	252,844	10,993,657
Gap, Inc. (The)	260,158	5,697,460
Home Depot, Inc. (The)	228,569	82,396,839
Lowe's Cos., Inc.	126,456	28,270,503
O'Reilly Automotive, Inc. *	20,606	29,161,611
Ross Stores, Inc.	131,970	18,343,830
TJX Cos., Inc. (The)	321,577	41,380,528
Tractor Supply Co.	114,975	5,820,035
Ulta Beauty, Inc. *	20,896	8,267,293
Walmart, Inc.	153,326	14,910,954
Williams-Sonoma, Inc.	87,271	13,480,751
		371,656,858
Software & Computer Services — 24.1%
Adobe, Inc. *	114,083	42,778,843
Akamai Technologies, Inc. *	164,998	13,295,539
Alphabet, Inc., Class A	679,277	107,869,188
Amdocs Ltd.	136,903	12,126,868
ANSYS, Inc. *	53,823	17,324,547
AppLovin Corp., Class A *	96,512	25,991,647
Atlassian Corp., Class A *	82,001	18,721,648
Bentley Systems, Inc., Class B	262,228	11,273,182
Cadence Design Systems, Inc. *	88,597	26,378,871
CCC Intelligent Solutions Holdings, Inc. *	723,383	6,698,527
Cognizant Technology Solutions Corp., Class A	239,108	17,591,176
Crowdstrike Holdings, Inc., Class A *	76,195	32,677,750
Datadog, Inc., Class A *	168,994	17,264,427
Docusign, Inc. *	157,609	12,884,536
Dolby Laboratories, Inc., Class A	37,964	2,915,256
DoorDash, Inc., Class A *	137,633	26,548,029
DoubleVerify Holdings, Inc. *	417,247	5,532,695
Dropbox, Inc., Class A *	492,005	14,046,743
DXC Technology Co. *	313,721	4,868,950
Dynatrace, Inc. *	286,407	13,452,537
F5, Inc. *	54,521	14,433,889
Fortinet, Inc. *	243,894	25,306,441
Gartner, Inc. *	39,653	16,697,085
Gen Digital, Inc.	528,289	13,666,836
GoDaddy, Inc., Class A *	95,569	17,998,510
Guidewire Software, Inc. *	56,203	11,508,688
Hewlett Packard Enterprise Co.	560,652	9,093,775
HubSpot, Inc. *	28,440	17,391,060
International Business Machines Corp.	189,526	45,831,177
Intuit, Inc.	74,489	46,739,613
Leidos Holdings, Inc.	57,183	8,416,194
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	127

JPMorgan U.S. Quality Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Manhattan Associates, Inc. *	51,455	9,127,602
Match Group, Inc.	412,655	12,239,347
Meta Platforms, Inc., Class A	188,775	103,637,475
Microsoft Corp.	300,218	118,664,167
Nutanix, Inc., Class A *	161,777	11,114,080
Okta, Inc. *	82,334	9,234,581
Palantir Technologies, Inc., Class A *	531,000	62,891,640
Palo Alto Networks, Inc. *	196,318	36,697,724
Paycom Software, Inc.	65,682	14,869,748
Pegasystems, Inc.	164,530	15,149,922
Pinterest, Inc., Class A *	275,775	6,982,623
Procore Technologies, Inc. *	108,754	6,970,044
PTC, Inc. *	96,451	14,947,011
RingCentral, Inc., Class A *	433,600	11,056,800
Roper Technologies, Inc.	28,341	15,873,227
Salesforce, Inc.	228,164	61,309,948
ServiceNow, Inc. *	55,290	52,802,503
Snowflake, Inc., Class A *	137,253	21,890,481
Synopsys, Inc. *	57,283	26,293,470
Teradata Corp. *	492,536	10,589,524
Twilio, Inc., Class A *	139,108	13,453,135
Tyler Technologies, Inc. *	28,626	15,552,506
UiPath, Inc., Class A *	523,035	6,245,038
VeriSign, Inc. *	65,872	18,583,809
Workday, Inc., Class A *	61,040	14,954,800
Zoom Communications, Inc., Class A *	126,314	9,794,388
ZoomInfo Technologies, Inc. *	603,964	5,169,932
Zscaler, Inc. *	50,522	11,426,561
		1,374,846,313
Technology Hardware & Equipment — 10.2%
Amphenol Corp., Class A	412,864	31,769,885
Analog Devices, Inc.	152,257	29,677,935
Apple, Inc.	494,002	104,975,425
Applied Materials, Inc.	233,780	35,232,984
Avnet, Inc.	81,287	3,819,676
Cirrus Logic, Inc. *	119,120	11,440,285
GLOBALFOUNDRIES, Inc. * (a)	165,485	5,803,559
HP, Inc.	366,918	9,382,093
IPG Photonics Corp. *	98,457	5,896,590
Jabil, Inc.	105,906	15,521,583
KLA Corp.	43,393	30,491,827
Lam Research Corp.	408,784	29,297,549
Lattice Semiconductor Corp. *	212,715	10,408,145
MACOM Technology Solutions Holdings, Inc. *	68,887	7,147,026
INVESTMENTS	SHARES	VALUE ($)

Technology Hardware & Equipment — continued
Marvell Technology, Inc.	265,309	15,486,086
Monolithic Power Systems, Inc.	29,228	17,335,127
NetApp, Inc.	87,436	7,847,381
NVIDIA Corp.	1,047,976	114,145,546
Pure Storage, Inc., Class A *	260,507	11,816,598
Qorvo, Inc. *	98,796	7,080,709
QUALCOMM, Inc.	298,555	44,323,475
Skyworks Solutions, Inc.	195,120	12,542,314
Teradyne, Inc.	104,454	7,751,531
Vertiv Holdings Co., Class A	143,980	12,293,013
		581,486,342
Telecommunications Equipment — 1.3%
Cisco Systems, Inc.	964,285	55,668,173
Motorola Solutions, Inc.	43,070	18,967,597
		74,635,770
Telecommunications Service Providers — 0.9%
AT&T, Inc.	773,690	21,431,213
Verizon Communications, Inc.	643,313	28,344,371
		49,775,584
Tobacco — 1.2%
Altria Group, Inc.	519,247	30,713,460
Philip Morris International, Inc.	205,194	35,162,044
		65,875,504
Travel & Leisure — 4.5%
Airbnb, Inc., Class A *	128,930	15,719,146
Booking Holdings, Inc.	9,163	46,724,703
Boyd Gaming Corp.	91,158	6,302,664
Darden Restaurants, Inc.	82,415	16,535,746
Expedia Group, Inc.	88,773	13,931,147
Hilton Worldwide Holdings, Inc.	70,426	15,879,654
Madison Square Garden Sports Corp. *	42,309	8,147,444
Marriott International, Inc., Class A	90,572	21,608,668
McDonald's Corp.	164,662	52,634,208
Starbucks Corp.	339,490	27,176,174
Texas Roadhouse, Inc.	34,608	5,743,544
Wingstop, Inc.	23,616	6,232,026
Wyndham Hotels & Resorts, Inc.	63,016	5,375,265
Yum! Brands, Inc.	115,999	17,450,889
		259,461,278
Waste & Disposal Services — 1.2%
Clean Harbors, Inc. *	63,177	13,516,087
SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Waste & Disposal Services — continued
Republic Services, Inc.	91,810	23,021,358
Waste Management, Inc.	132,326	30,879,595
		67,417,040
Total Common Stocks (Cost $5,419,265,153)		5,700,286,912
Short-Term Investments — 0.2%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (b) (c)(Cost $7,034,240)	7,034,240	7,034,240
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (b) (c)(Cost $2,046,828)	2,046,828	2,046,828
Total Short-Term Investments (Cost $9,081,068)		9,081,068
Total Investments — 100.0% (Cost $5,428,346,221)		5,709,367,980
Other Assets in Excess of Liabilities — 0.0% ^		1,714,519
NET ASSETS — 100.0%		5,711,082,499

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $2,027,747.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2025.
Futures contracts outstanding as of April 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	27	06/20/2025	USD	7,542,788	(83)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	129

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Aerospace & Defense — 1.6%
General Dynamics Corp.	6,599	1,795,720
Huntington Ingalls Industries, Inc.	4,165	959,366
L3Harris Technologies, Inc.	6,593	1,450,592
RTX Corp.	23,123	2,916,504
Textron, Inc.	12,125	853,236
		7,975,418
Automobiles & Parts — 1.6%
Aptiv plc *	13,389	763,977
BorgWarner, Inc.	25,577	725,875
Ford Motor Co.	170,734	1,709,047
General Motors Co.	40,934	1,851,854
Gentex Corp.	31,601	688,270
Genuine Parts Co.	8,499	999,058
Lear Corp.	6,928	594,076
LKQ Corp.	22,792	870,882
		8,203,039
Banks — 5.9%
Bank of America Corp.	62,790	2,504,065
Bank OZK	16,819	716,489
BOK Financial Corp.	4,686	436,595
Citigroup, Inc.	50,466	3,450,865
Citizens Financial Group, Inc.	33,927	1,251,567
Columbia Banking System, Inc.	36,471	817,680
Comerica, Inc.	20,400	1,096,500
Fifth Third Bancorp	38,972	1,400,654
First Hawaiian, Inc.	28,507	651,670
First Horizon Corp.	60,359	1,091,291
FNB Corp.	78,961	1,033,600
Huntington Bancshares, Inc.	97,317	1,414,016
KeyCorp	73,397	1,089,211
M&T Bank Corp.	7,768	1,318,696
PNC Financial Services Group, Inc. (The)	3,675	590,536
Popular, Inc. (Puerto Rico)	12,729	1,214,601
Prosperity Bancshares, Inc.	10,808	733,863
Regions Financial Corp.	62,394	1,273,462
Synovus Financial Corp.	25,103	1,087,462
Truist Financial Corp.	50,730	1,944,988
US Bancorp	48,969	1,975,409
Webster Financial Corp.	17,688	836,642
Western Alliance Bancorp	14,965	1,043,210
Zions Bancorp NA	19,282	867,112
		29,840,184
INVESTMENTS	SHARES	VALUE ($)

Beverages — 0.2%
Molson Coors Beverage Co., Class B	20,541	1,181,724
Chemicals — 1.0%
Celanese Corp.	2,701	120,221
CF Industries Holdings, Inc.	4,413	345,847
Eastman Chemical Co.	9,447	727,419
FMC Corp.	28,373	1,189,396
LyondellBasell Industries NV, Class A	18,698	1,088,411
Mosaic Co. (The)	44,642	1,357,117
		4,828,411
Construction & Materials — 1.5%
A O Smith Corp.	9,737	660,753
Acuity, Inc.	3,457	842,160
Builders FirstSource, Inc. *	8,445	1,010,275
CRH plc	18,361	1,752,007
Everus Construction Group, Inc. *	9,703	390,449
Fortune Brands Innovations, Inc.	10,510	565,648
Louisiana-Pacific Corp.	6,330	546,342
Mohawk Industries, Inc. *	5,470	581,734
Owens Corning	7,549	1,097,700
		7,447,068
Consumer Services — 0.9%
eBay, Inc.	24,069	1,640,543
H&R Block, Inc.	18,989	1,146,366
Service Corp. International	15,492	1,237,811
U-Haul Holding Co. *	4,183	256,794
		4,281,514
Electricity — 2.2%
Brookfield Renewable Corp. (Canada)	22,537	641,403
Clearway Energy, Inc., Class C	29,687	871,016
Consolidated Edison, Inc.	16,785	1,892,509
Dominion Energy, Inc.	9,602	522,157
Edison International	26,085	1,395,808
Evergy, Inc.	20,481	1,415,237
Exelon Corp.	34,782	1,631,276
OGE Energy Corp.	28,202	1,279,807
Pinnacle West Capital Corp.	13,779	1,311,485
PPL Corp.	4,788	174,762
		11,135,460
Electronic & Electrical Equipment — 1.2%
Crane NXT Co.	14,044	658,945
Johnson Controls International plc	25,884	2,171,668
nVent Electric plc	2,818	154,736
SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electronic & Electrical Equipment — continued
Pentair plc	14,214	1,289,636
Sensata Technologies Holding plc	32,301	691,241
WESCO International, Inc.	6,711	1,093,625
		6,059,851
Finance & Credit Services — 0.7%
Ally Financial, Inc.	34,114	1,114,163
MGIC Investment Corp.	48,442	1,206,690
OneMain Holdings, Inc.	23,564	1,109,158
		3,430,011
Food Producers — 2.6%
Archer-Daniels-Midland Co.	30,577	1,460,052
Bunge Global SA	16,707	1,315,175
Conagra Brands, Inc.	48,303	1,193,567
Flowers Foods, Inc.	17,177	302,143
General Mills, Inc.	26,865	1,524,320
Hershey Co. (The)	3,524	589,178
Hormel Foods Corp.	22,860	683,514
Ingredion, Inc.	7,929	1,053,130
J M Smucker Co. (The)	6,676	776,218
Kraft Heinz Co. (The)	49,799	1,449,151
Pilgrim's Pride Corp.	10,548	575,710
Post Holdings, Inc. *	6,199	701,541
The Campbell's Co.	22,165	808,136
Tyson Foods, Inc., Class A	13,516	827,720
		13,259,555
Gas, Water & Multi-utilities — 0.7%
Duke Energy Corp.	2,420	295,288
MDU Resources Group, Inc.	58,194	997,445
National Fuel Gas Co.	12,452	956,065
UGI Corp.	36,585	1,199,622
		3,448,420
General Industrials — 2.3%
Amcor plc (a)	238,417	2,193,434
Crown Holdings, Inc.	13,481	1,298,625
Dover Corp.	8,353	1,425,439
Dow, Inc.	29,342	897,572
DuPont de Nemours, Inc.	21,491	1,418,191
Graphic Packaging Holding Co.	39,577	1,001,694
Packaging Corp. of America	6,447	1,196,628
Sealed Air Corp.	18,987	523,282
INVESTMENTS	SHARES	VALUE ($)

General Industrials — continued
Silgan Holdings, Inc.	21,821	1,127,054
Sonoco Products Co.	13,348	547,268
		11,629,187
Health Care Providers — 3.2%
Centene Corp. *	19,533	1,169,050
Cigna Group (The)	8,114	2,759,084
Elevance Health, Inc.	6,203	2,608,858
Encompass Health Corp.	8,471	991,022
Humana, Inc.	4,128	1,082,527
Premier, Inc., Class A	31,168	634,269
Tenet Healthcare Corp. *	7,209	1,030,526
UnitedHealth Group, Inc.	11,406	4,692,885
Universal Health Services, Inc., Class B	5,930	1,050,025
		16,018,246
Household Goods & Home Construction — 1.4%
DR Horton, Inc.	11,059	1,397,194
Leggett & Platt, Inc.	55,823	537,017
Lennar Corp., Class A	10,228	1,110,863
Newell Brands, Inc.	65,169	311,508
NVR, Inc. *	123	876,467
PulteGroup, Inc.	11,847	1,215,265
Toll Brothers, Inc.	9,223	930,324
Whirlpool Corp.	10,141	773,556
		7,152,194
Industrial Engineering — 1.9%
AGCO Corp.	10,298	873,579
Brunswick Corp.	15,174	698,763
Caterpillar, Inc.	11,444	3,539,286
CNH Industrial NV	96,494	1,116,436
Cummins, Inc.	5,672	1,666,660
Snap-on, Inc.	4,048	1,270,303
Stanley Black & Decker, Inc.	8,055	483,461
		9,648,488
Industrial Metals & Mining — 0.6%
Nucor Corp.	12,500	1,492,125
Reliance, Inc.	4,737	1,365,346
		2,857,471
Industrial Support Services — 2.2%
ADT, Inc.	144,931	1,162,347
Capital One Financial Corp.	13,250	2,388,445
Fidelity National Information Services, Inc.	8,694	685,783
Gates Industrial Corp. plc *	36,889	697,940
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	131

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
Genpact Ltd.	17,264	867,689
Global Payments, Inc.	9,654	736,697
ManpowerGroup, Inc.	18,021	776,164
MSC Industrial Direct Co., Inc., Class A	12,313	941,698
Robert Half, Inc.	15,018	665,297
Synchrony Financial	26,839	1,394,286
Western Union Co. (The)	82,562	818,189
		11,134,535
Industrial Transportation — 1.7%
Air Lease Corp.	6,635	310,253
Allison Transmission Holdings, Inc.	11,465	1,057,532
FedEx Corp.	8,374	1,761,303
Oshkosh Corp.	12,134	1,016,344
PACCAR, Inc.	18,026	1,626,125
Ryder System, Inc.	7,934	1,092,274
Schneider National, Inc., Class B	20,771	446,369
United Parcel Service, Inc., Class B	14,295	1,362,313
		8,672,513
Investment Banking & Brokerage Services — 1.6%
Bank of New York Mellon Corp. (The)	25,787	2,073,532
Franklin Resources, Inc.	37,517	703,819
Invesco Ltd.	64,225	894,654
Janus Henderson Group plc	28,300	939,843
Jefferies Financial Group, Inc.	9,201	429,963
Principal Financial Group, Inc.	16,898	1,252,987
State Street Corp.	17,404	1,533,292
Voya Financial, Inc.	7,094	419,965
		8,248,055
Leisure Goods — 1.0%
Garmin Ltd.	7,879	1,472,349
Harley-Davidson, Inc.	30,179	676,613
Hasbro, Inc.	10,962	678,548
Mattel, Inc. *	29,668	471,425
Polaris, Inc.	9,118	309,647
Pool Corp.	1,966	576,313
Thor Industries, Inc.	11,506	833,264
		5,018,159
Life Insurance — 0.7%
Lincoln National Corp.	18,035	574,775
Prudential Financial, Inc.	15,930	1,636,170
Unum Group	16,992	1,319,599
		3,530,544
INVESTMENTS	SHARES	VALUE ($)

Media — 1.9%
Fox Corp., Class A	23,411	1,165,634
Interpublic Group of Cos., Inc. (The)	32,572	818,209
News Corp., Class A	46,053	1,248,957
Nexstar Media Group, Inc.	6,531	977,429
Omnicom Group, Inc.	13,398	1,020,392
Paramount Global, Class B	56,849	667,407
Sirius XM Holdings, Inc. (a)	22,325	478,202
Walt Disney Co. (The)	28,271	2,571,247
Warner Bros Discovery, Inc. *	95,920	831,626
		9,779,103
Medical Equipment & Services — 1.7%
Baxter International, Inc.	21,649	674,799
Becton Dickinson & Co.	1,486	307,736
Henry Schein, Inc. *	5,388	350,058
Labcorp Holdings, Inc.	3,709	893,906
Medtronic plc	32,579	2,761,396
Quest Diagnostics, Inc.	8,218	1,464,612
Revvity, Inc.	6,065	566,653
Solventum Corp. *	3,914	258,794
Teleflex, Inc.	1,912	262,040
Zimmer Biomet Holdings, Inc.	8,662	892,619
		8,432,613
Mortgage Real Estate Investment Trusts — 0.7%
AGNC Investment Corp. (a)	66,445	586,709
Annaly Capital Management, Inc.	47,976	940,330
Rithm Capital Corp.	99,695	1,114,590
Starwood Property Trust, Inc.	48,696	934,476
		3,576,105
Non-life Insurance — 1.4%
American International Group, Inc.	23,171	1,888,900
Assured Guaranty Ltd.	12,558	1,101,713
Axis Capital Holdings Ltd.	10,861	1,046,131
Everest Group Ltd.	1,001	359,189
First American Financial Corp.	16,981	1,032,615
Old Republic International Corp.	33,163	1,246,929
Reinsurance Group of America, Inc.	2,426	454,414
		7,129,891
Non-Renewable Energy — 3.3%
APA Corp.	44,731	695,120
Chevron Corp.	27,344	3,720,425
Civitas Resources, Inc.	28,346	772,429
Coterra Energy, Inc.	54,721	1,343,948
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Devon Energy Corp.	20,789	632,193
Diamondback Energy, Inc.	3,421	451,606
HF Sinclair Corp.	24,347	732,114
Kinder Morgan, Inc.	77,179	2,029,808
Marathon Petroleum Corp.	13,920	1,912,747
Ovintiv, Inc.	30,644	1,029,026
Permian Resources Corp.	58,615	691,657
Phillips 66	13,451	1,399,711
Valero Energy Corp.	10,205	1,184,698
		16,595,482
Personal Care, Drug & Grocery Stores — 1.2%
Albertsons Cos., Inc., Class A	49,709	1,092,604
CVS Health Corp.	39,820	2,656,392
Kroger Co. (The)	28,373	2,048,814
Spectrum Brands Holdings, Inc.	5,951	375,508
		6,173,318
Personal Goods — 1.2%
Carter's, Inc.	15,422	509,697
Columbia Sportswear Co.	7,147	444,329
Crocs, Inc. *	6,009	579,388
Estee Lauder Cos., Inc. (The), Class A	10,658	639,054
NIKE, Inc., Class B	27,291	1,539,212
PVH Corp.	9,218	635,858
Ralph Lauren Corp.	5,376	1,209,331
Skechers U.S.A., Inc., Class A *	10,545	506,371
		6,063,240
Pharmaceuticals, Biotechnology & Marijuana Producers — 5.7%
Amgen, Inc.	11,688	3,400,273
Biogen, Inc. *	3,653	442,305
Bristol-Myers Squibb Co.	47,215	2,370,193
Fortrea Holdings, Inc. *	22,516	140,275
Gilead Sciences, Inc.	30,248	3,222,622
Jazz Pharmaceuticals plc *	6,023	704,450
Johnson & Johnson	45,368	7,091,472
Merck & Co., Inc.	48,696	4,148,899
Organon & Co.	39,184	506,649
Perrigo Co. plc	22,879	588,448
Pfizer, Inc.	136,934	3,342,559
Royalty Pharma plc, Class A	25,575	839,371
United Therapeutics Corp. *	3,579	1,084,759
Viatris, Inc.	101,956	858,470
		28,740,745
INVESTMENTS	SHARES	VALUE ($)

Real Estate Investment Trusts — 2.6%
Cousins Properties, Inc.	22,072	607,863
EPR Properties	21,607	1,069,330
Gaming and Leisure Properties, Inc.	14,491	693,539
Highwoods Properties, Inc.	34,617	984,508
Host Hotels & Resorts, Inc.	44,733	631,630
Kilroy Realty Corp.	22,225	700,310
Kimco Realty Corp.	53,493	1,068,790
Medical Properties Trust, Inc. (a)	117,309	647,546
NNN REIT, Inc.	13,961	573,937
Omega Healthcare Investors, Inc.	31,125	1,215,431
Park Hotels & Resorts, Inc.	60,544	601,807
Regency Centers Corp.	1,923	138,802
Simon Property Group, Inc.	10,877	1,711,822
VICI Properties, Inc.	50,045	1,602,441
WP Carey, Inc.	12,051	752,465
		13,000,221
Retailers — 3.9%
Advance Auto Parts, Inc.	14,009	458,375
AutoNation, Inc. *	5,668	987,082
Bath & Body Works, Inc.	23,695	722,934
Best Buy Co., Inc.	16,533	1,102,586
Capri Holdings Ltd. *	4,561	68,597
Dick's Sporting Goods, Inc.	5,947	1,116,490
Dillard's, Inc., Class A	1,590	551,189
Dollar General Corp.	9,469	887,151
Gap, Inc. (The)	42,465	929,984
Home Depot, Inc. (The)	11,673	4,208,000
Kohl's Corp. (a)	48,390	324,213
Lithia Motors, Inc., Class A	3,900	1,141,764
Macy's, Inc.	67,667	772,757
Murphy USA, Inc.	1,813	903,907
Nordstrom, Inc.	36,103	871,526
Penske Automotive Group, Inc.	6,301	980,877
Tapestry, Inc.	18,652	1,317,764
Target Corp.	13,177	1,274,216
Williams-Sonoma, Inc.	7,962	1,229,890
		19,849,302
Software & Computer Services — 19.7%
Adobe, Inc. *	8,573	3,214,704
Akamai Technologies, Inc. *	15,024	1,210,634
Alphabet, Inc., Class A	62,284	9,890,699
Amdocs Ltd.	13,973	1,237,728
Angi, Inc. *	12,459	142,780
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	133

JPMorgan U.S. Value Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
ANSYS, Inc. *	3,176	1,022,291
Bentley Systems, Inc., Class B	14,886	639,949
CACI International, Inc., Class A *	3,209	1,469,305
CCC Intelligent Solutions Holdings, Inc. *	66,116	612,234
Clarivate plc *	223,431	962,988
Cognizant Technology Solutions Corp., Class A	22,421	1,649,513
Concentrix Corp.	23,732	1,211,756
Docusign, Inc. *	17,193	1,405,528
Dolby Laboratories, Inc., Class A	14,005	1,075,444
DoubleVerify Holdings, Inc. *	49,144	651,649
Dropbox, Inc., Class A *	41,987	1,198,729
Dun & Bradstreet Holdings, Inc.	127,847	1,146,788
DXC Technology Co. *	44,953	697,671
Dynatrace, Inc. *	15,832	743,629
EPAM Systems, Inc. *	6,452	1,012,383
F5, Inc. *	5,045	1,335,613
Gen Digital, Inc.	48,196	1,246,830
Globant SA *	4,549	534,826
GoDaddy, Inc., Class A *	8,187	1,541,858
Hewlett Packard Enterprise Co.	92,292	1,496,976
IAC, Inc. *	23,679	827,344
Informatica, Inc., Class A *	48,076	905,271
International Business Machines Corp.	21,047	5,089,585
Intuit, Inc.	6,347	3,982,552
KBR, Inc.	23,238	1,227,199
Leidos Holdings, Inc.	10,213	1,503,149
Maplebear, Inc. *	30,075	1,199,692
Match Group, Inc.	37,646	1,116,580
Meta Platforms, Inc., Class A	17,290	9,492,210
Microsoft Corp.	26,169	10,343,559
Okta, Inc. *	7,507	841,985
Oracle Corp.	36,476	5,132,903
Parsons Corp. *	18,771	1,255,029
Paycom Software, Inc.	6,090	1,378,715
Pegasystems, Inc.	12,764	1,175,309
Pinterest, Inc., Class A *	42,257	1,069,947
PTC, Inc. *	5,311	823,046
Roper Technologies, Inc.	3,799	2,127,744
Salesforce, Inc.	20,873	5,608,784
Science Applications International Corp.	10,736	1,299,378
SS&C Technologies Holdings, Inc.	16,508	1,248,005
Teradata Corp. *	34,092	732,978
Twilio, Inc., Class A *	13,005	1,257,714
INVESTMENTS	SHARES	VALUE ($)

Software & Computer Services — continued
Zoom Communications, Inc., Class A *	19,030	1,475,586
ZoomInfo Technologies, Inc. *	98,809	845,805
		99,312,574
Technology Hardware & Equipment — 14.8%
Amkor Technology, Inc.	42,233	736,966
Amphenol Corp., Class A	39,194	3,015,978
Analog Devices, Inc.	14,027	2,734,143
Apple, Inc.	45,294	9,624,975
Applied Materials, Inc.	21,963	3,310,044
Arrow Electronics, Inc. *	10,810	1,203,802
Avnet, Inc.	23,006	1,081,052
Broadcom, Inc.	42,171	8,116,652
CDW Corp.	8,902	1,429,305
Cirrus Logic, Inc. *	10,872	1,044,147
Coherent Corp. *	7,405	476,290
Corning, Inc.	37,845	1,679,561
Dell Technologies, Inc., Class C	16,823	1,543,678
Entegris, Inc.	7,706	609,699
GLOBALFOUNDRIES, Inc. * (a)	25,858	906,840
HP, Inc.	52,540	1,343,448
Intel Corp.	133,215	2,677,621
IPG Photonics Corp. *	9,594	574,585
Jabil, Inc.	9,683	1,419,140
KLA Corp.	3,976	2,793,895
Lam Research Corp.	37,645	2,698,017
Microchip Technology, Inc.	27,791	1,280,609
Micron Technology, Inc.	32,218	2,479,175
Monolithic Power Systems, Inc.	2,672	1,584,763
NetApp, Inc.	15,250	1,368,687
ON Semiconductor Corp. *	31,553	1,252,654
Onto Innovation, Inc. *	4,908	598,629
Qorvo, Inc. *	15,749	1,128,731
QUALCOMM, Inc.	27,345	4,059,639
Sandisk Corp. *	12,151	390,169
Skyworks Solutions, Inc.	17,793	1,143,734
Super Micro Computer, Inc. * (a)	22,645	721,470
TD SYNNEX Corp.	9,704	1,075,203
Teradyne, Inc.	12,780	948,404
Texas Instruments, Inc.	22,533	3,606,407
Universal Display Corp.	7,613	956,421
Vertiv Holdings Co., Class A	16,532	1,411,502
Western Digital Corp. *	32,165	1,410,757
		74,436,792
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Exchange-Traded Funds	April 30, 2025

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Equipment — 0.8%
Cisco Systems, Inc.	66,398	3,833,157
Telecommunications Service Providers — 1.5%
AT&T, Inc.	159,134	4,408,012
Comcast Corp., Class A	58,264	1,992,629
Verizon Communications, Inc.	25,900	1,141,154
		7,541,795
Tobacco — 0.6%
Altria Group, Inc.	48,761	2,884,213
Travel & Leisure — 2.2%
Aramark	18,885	631,325
Boyd Gaming Corp.	14,492	1,001,977
Darden Restaurants, Inc.	7,709	1,546,734
Delta Air Lines, Inc.	26,360	1,097,367
Hyatt Hotels Corp., Class A (a)	4,341	489,144
Las Vegas Sands Corp.	16,049	588,517
Marriott Vacations Worldwide Corp.	12,526	686,550
MGM Resorts International *	29,417	925,459
Travel + Leisure Co.	20,323	892,789
United Airlines Holdings, Inc. *	18,468	1,270,968
Vail Resorts, Inc.	3,633	505,714
Wendy's Co. (The)	44,189	552,362
Wynn Resorts Ltd.	7,725	620,395
		10,809,301
Total Common Stocks (Cost $536,897,253)		503,157,899
INVESTMENTS	SHARES	VALUE ($)
Short-Term Investments — 1.2%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (b) (c)(Cost $862,399)	862,399	862,399
Investment of Cash Collateral from Securities Loaned — 1.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (b) (c)(Cost $5,251,406)	5,251,406	5,251,406
Total Short-Term Investments (Cost $6,113,805)		6,113,805
Total Investments — 101.1% (Cost $543,011,058)		509,271,704
Liabilities in Excess of Other Assets — (1.1)%		(5,302,368)
NET ASSETS — 100.0%		503,969,336

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2025. The total value of securities on loan at April 30, 2025 is $4,979,971.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2025.
Futures contracts outstanding as of April 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	2	06/20/2025	USD	558,725	15,046

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	135

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2025 (Unaudited)

	JPMorgan BetaBuilders Canada ETF	JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	JPMorgan BetaBuilders Emerging Markets Equity ETF	JPMorgan BetaBuilders Europe ETF
ASSETS:
Investments in non-affiliates, at value	$7,713,002,856	$4,771,141,651	$924,866,571	$4,275,491,104
Investments in affiliates, at value	—	—	10,485,292	—
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	279,610,467	11,764,588	708,766	111,055,804
Cash	541,465	26,003	572,168	201,489
Foreign currency, at value	39,832,926	15,686,674	320,880	20,387,165
Deposits at broker for futures contracts	4,063,440	2,368,030	444,125	4,701,252
Segregated cash balance with Authorized Participant for deposit securities	—	—	—	342,232
Receivables:
Investment securities sold	—	296	—	—
Dividends from non-affiliates	21,086,340	9,733,908	1,222,568	9,695,274
Dividends from affiliates	—	—	1,232	—
Tax reclaims	5,781	72,979	53,471	26,225,816
Securities lending income (See Note 2.C.)	386,090	687	2,543	144,285
Variation margin on futures contracts	—	342,205	14,322	48,101
Total Assets	8,058,529,365	4,811,137,021	938,691,938	4,448,292,522
LIABILITIES:
Payables:
Collateral received on securities loaned (See Note 2.C.)	279,610,467	11,764,588	708,766	111,055,804
Fund shares redeemed	251,785	—	—	—
Variation margin on futures contracts	172,403	—	—	—
Collateral upon return of deposit securities	—	—	—	342,232
Accrued liabilities:
Management fees (See Note 3.A.)	1,184,447	735,969	109,157	352,187
Deferred foreign capital gains tax	—	—	4,122,822	—
Total Liabilities	281,219,102	12,500,557	4,940,745	111,750,223
Net Assets	$7,777,310,263	$4,798,636,464	$933,751,193	$4,336,542,299
NET ASSETS:
Paid-in-Capital	$5,976,972,470	$5,181,103,886	$875,537,668	$4,339,441,429
Total distributable earnings (loss)	1,800,337,793	(382,467,422)	58,213,525	(2,899,130)
Total Net Assets	$7,777,310,263	$4,798,636,464	$933,751,193	$4,336,542,299
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	104,198,911	95,598,641	17,600,000	67,599,596
Net asset value, per share	$74.64	$50.20	$53.05	$64.15
Cost of investments in non-affiliates	$5,812,266,466	$4,708,752,809	$853,346,764	$4,061,887,687
Cost of investments in affiliates	—	—	10,485,292	—
Cost of foreign currency	38,126,113	15,233,654	319,105	19,497,373
Investment securities on loan, at value (See Note 2.C.)	269,013,920	7,621,838	675,364	101,987,604
Cost of investment of cash collateral (See Note 2.C.)	279,610,467	11,764,588	708,766	111,055,804
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Exchange-Traded Funds	April 30, 2025

	JPMorgan BetaBuilders International Equity ETF	JPMorgan BetaBuilders Japan ETF	JPMorgan BetaBuilders U.S. Equity ETF	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
ASSETS:
Investments in non-affiliates, at value	$5,112,759,892	$12,144,763,354	$4,203,832,442	$1,690,173,986
Investments in affiliates, at value	15,710,102	—	78,724,412	21,072,047
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	69,191,231	58,279,014	1,677,204	34,778,455
Cash	30,498	1,477,559	61,877	—
Foreign currency, at value	1,293,115	27,854,340	—	—
Deposits at broker for futures contracts	2,289,975	12,572,532	1,746,000	2,086,000
Segregated cash balance with Authorized Participant for deposit securities	—	42,173,343	—	—
Receivables:
Investment securities sold	3	—	—	7,570,197
Fund shares sold	—	5,301	635,881	394,203
Interest from non-affiliates	—	—	5,019	—
Dividends from non-affiliates	21,630,035	125,461,296	2,338,681	496,867
Dividends from affiliates	1,846	—	2,185	2,476
Tax reclaims	8,638,322	—	—	—
Securities lending income (See Note 2.C.)	116,436	20,112	384	14,785
Variation margin on futures contracts	13,590	907,470	13,790	—
Total Assets	5,231,675,045	12,413,514,321	4,289,037,875	1,756,589,016
LIABILITIES:
Payables:
Due to custodian	—	—	—	3,731,161
Investment securities purchased	—	254,718	119,585	245,321
Collateral received on securities loaned (See Note 2.C.)	69,191,231	58,279,014	1,677,204	34,778,455
Variation margin on futures contracts	—	—	—	61,099
Collateral upon return of deposit securities	—	42,173,343	—	—
Accrued liabilities:
Management fees (See Note 3.A.)	271,418	1,810,887	63,761	90,330
Total Liabilities	69,462,649	102,517,962	1,860,550	38,906,366
Net Assets	$5,162,212,396	$12,310,996,359	$4,287,177,325	$1,717,682,650
NET ASSETS:
Paid-in-Capital	$4,394,198,148	$11,661,686,409	$3,609,270,151	$1,939,568,273
Total distributable earnings (loss)	768,014,248	649,309,950	677,907,174	(221,885,623)
Total Net Assets	$5,162,212,396	$12,310,996,359	$4,287,177,325	$1,717,682,650
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	80,800,000	210,097,548	42,700,000	19,425,000
Net asset value, per share	$63.89	$58.60	$100.40	$88.43
Cost of investments in non-affiliates	$4,255,104,802	$10,969,349,470	$3,541,090,626	$1,683,395,151
Cost of investments in affiliates	15,710,102	—	58,989,023	21,072,047
Cost of foreign currency	1,298,963	27,922,320	—	—
Investment securities on loan, at value (See Note 2.C.)	64,574,591	55,363,340	1,470,761	33,640,148
Cost of investment of cash collateral (See Note 2.C.)	69,191,231	58,279,014	1,677,204	34,778,455
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	137

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2025 (Unaudited) (continued)

	JPMorgan BetaBuilders U.S. Small Cap Equity ETF	JPMorgan Carbon Transition U.S. Equity ETF	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return International Equity ETF
ASSETS:
Investments in non-affiliates, at value	$492,812,365	$5,646,374	$321,942,243	$321,912,845
Investments in affiliates, at value	4,627,520	3,665	544,586	188,082
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	26,681,373	—	—	6,316,151
Cash	10,922	23	161,855	196,549
Foreign currency, at value	—	—	198,902	74,332
Deposits at broker for futures contracts	487,000	—	28,000	214,180
Receivables:
Fund shares sold	171,138	—	—	—
Interest from non-affiliates	—	74	—	—
Dividends from non-affiliates	163,824	2,369	1,187,492	1,936,162
Dividends from affiliates	544	—	64	23
Tax reclaims	—	—	—	608,205
Securities lending income (See Note 2.C.)	17,017	—	—	2,019
Variation margin on futures contracts	—	—	823	—
Total Assets	524,971,703	5,652,505	324,063,965	331,448,548
LIABILITIES:
Payables:
Investment securities purchased	15,720	—	23	46
Collateral received on securities loaned (See Note 2.C.)	26,681,373	—	—	6,316,151
Variation margin on futures contracts	30,076	—	—	4,410
Accrued liabilities:
Management fees (See Note 3.A.)	33,875	667	113,168	95,458
Deferred foreign capital gains tax	—	—	1,236,840	—
Total Liabilities	26,761,044	667	1,350,031	6,416,065
Net Assets	$498,210,659	$5,651,838	$322,713,934	$325,032,483
NET ASSETS:
Paid-in-Capital	$697,065,209	$8,356,728	$336,073,315	$464,950,357
Total distributable earnings (loss)	(198,854,550)	(2,704,890)	(13,359,381)	(139,917,874)
Total Net Assets	$498,210,659	$5,651,838	$322,713,934	$325,032,483
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	8,450,000	75,000	6,000,000	5,400,000
Net asset value, per share	$58.96	$75.36	$53.79	$60.19
Cost of investments in non-affiliates	$531,788,006	$5,978,528	$288,407,397	$293,248,865
Cost of investments in affiliates	4,627,520	3,665	544,586	188,082
Cost of foreign currency	—	—	198,597	74,248
Investment securities on loan, at value (See Note 2.C.)	25,232,916	—	—	5,721,627
Cost of investment of cash collateral (See Note 2.C.)	26,681,373	—	—	6,316,151
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Exchange-Traded Funds	April 30, 2025

	JPMorgan Diversified Return U.S. Equity ETF	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPMorgan U.S. Momentum Factor ETF
ASSETS:
Investments in non-affiliates, at value	$351,715,494	$343,008,553	$425,424,062	$1,351,205,101
Investments in affiliates, at value	1,685,031	1,204,618	425,406	4,692,188
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	182,305	896,908	7,492,149	4,461,203
Cash	—	—	2,007	—
Deposits at broker for futures contracts	193,000	199,300	238,000	263,140
Receivables:
Investment securities sold	667,875	984,478	—	2,488,294
Interest from non-affiliates	6,875	7,010	—	—
Dividends from non-affiliates	315,296	212,355	241,752	718,878
Dividends from affiliates	198	142	50	551
Tax reclaims	918	4,608	12,658	—
Securities lending income (See Note 2.C.)	19	116	18,696	696
Variation margin on futures contracts	—	—	—	122
Total Assets	354,767,011	346,518,088	433,854,780	1,363,830,173
LIABILITIES:
Payables:
Due to custodian	665,451	983,072	—	2,482,883
Investment securities purchased	1,225,602	1,028,992	—	4,080,249
Collateral received on securities loaned (See Note 2.C.)	182,305	896,908	7,492,149	4,461,203
Variation margin on futures contracts	110	618	2,972	—
Accrued liabilities:
Management fees (See Note 3.A.)	54,776	68,095	101,433	124,548
Total Liabilities	2,128,244	2,977,685	7,596,554	11,148,883
Net Assets	$352,638,767	$343,540,403	$426,258,226	$1,352,681,290
NET ASSETS:
Paid-in-Capital	$338,783,757	$347,754,743	$490,028,338	$1,283,001,417
Total distributable earnings (loss)	13,855,010	(4,214,340)	(63,770,112)	69,679,873
Total Net Assets	$352,638,767	$343,540,403	$426,258,226	$1,352,681,290
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	3,125,000	3,500,000	10,175,000	23,625,000
Net asset value, per share	$112.84	$98.15	$41.89	$57.26
Cost of investments in non-affiliates	$306,935,401	$327,109,352	$445,513,517	$1,276,768,958
Cost of investments in affiliates	1,685,031	1,204,618	425,406	4,692,188
Investment securities on loan, at value (See Note 2.C.)	179,503	884,293	5,933,849	4,358,534
Cost of investment of cash collateral (See Note 2.C.)	182,305	896,908	7,492,149	4,461,203
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	139

STATEMENTS OF ASSETS AND LIABILITIES
AS OF April 30, 2025 (Unaudited) (continued)

	JPMorgan U.S. Quality Factor ETF	JPMorgan U.S. Value Factor ETF
ASSETS:
Investments in non-affiliates, at value	$5,700,286,912	$503,157,899
Investments in affiliates, at value	7,034,240	862,399
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	2,046,828	5,251,406
Cash	16,839	2,038
Deposits at broker for futures contracts	604,400	247,800
Receivables:
Interest from non-affiliates	1,627	13,276
Dividends from non-affiliates	3,665,126	416,933
Dividends from affiliates	826	101
Tax reclaims	—	1,860
Securities lending income (See Note 2.C.)	24	1,185
Variation margin on futures contracts	4,731	75
Total Assets	5,713,661,553	509,954,972
LIABILITIES:
Payables:
Investment securities purchased	—	679,922
Collateral received on securities loaned (See Note 2.C.)	2,046,828	5,251,406
Accrued liabilities:
Management fees (See Note 3.A.)	532,226	54,308
Total Liabilities	2,579,054	5,985,636
Net Assets	$5,711,082,499	$503,969,336
NET ASSETS:
Paid-in-Capital	$5,281,124,149	$604,200,025
Total distributable earnings (loss)	429,958,350	(100,230,689)
Total Net Assets	$5,711,082,499	$503,969,336
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	101,800,000	12,600,000
Net asset value, per share	$56.10	$40.00
Cost of investments in non-affiliates	$5,419,265,153	$536,897,253
Cost of investments in affiliates	7,034,240	862,399
Investment securities on loan, at value (See Note 2.C.)	2,027,747	4,979,971
Cost of investment of cash collateral (See Note 2.C.)	2,046,828	5,251,406
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Exchange-Traded Funds	April 30, 2025

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025 (Unaudited)

	JPMorgan BetaBuilders Canada ETF	JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	JPMorgan BetaBuilders Emerging Markets Equity ETF	JPMorgan BetaBuilders Europe ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$46,783	$51,047	$7,089	$47,002
Interest income from affiliates	2,171	90,525	4,679	53,828
Dividend income from non-affiliates	105,377,297	88,959,360	10,070,255	74,392,651
Dividend income from affiliates	—	—	311,020	—
Income from securities lending (net) (See Note 2.C.)	2,339,752	72,322	7,667	391,393
Foreign taxes withheld (net)	(15,113,217)	(634,111)	(1,036,085)	(7,742,139)
Total investment income	92,652,786	88,539,143	9,364,625	67,142,735
EXPENSES:
Management fees (See Note 3.A.)	7,065,047	4,380,487	613,531	1,982,924
Interest expense to non-affiliates	—	1,434	384	2,974
Interest expense to affiliates	908	431	1,043	288
Total expenses	7,065,955	4,382,352	614,958	1,986,186
Net investment income (loss)	85,586,831	84,156,791	8,749,667	65,156,549
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(3,966,893)	(38,391,557)	(3,218,644)(a)	(31,167,486)
In-kind redemptions of investments in non-affiliates (See Note 4)	121,460,074	4,822,692	—	255,073,518
Futures contracts	2,170,463	(1,413,779)	314,645	2,759,178
Foreign currency transactions	(3,415,396)	(3,032,496)	(114,713)	455,389
Net realized gain (loss)	116,248,248	(38,015,140)	(3,018,712)	227,120,599
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	275,950,296	(22,278,332)	1,968,108 (b)	74,659,178
Futures contracts	422,261	875,917	(62,076)	718,931
Foreign currency translations	2,722,517	1,126,001	35,119	1,589,877
Change in net unrealized appreciation/depreciation	279,095,074	(20,276,414)	1,941,151	76,967,986
Net realized/unrealized gains (losses)	395,343,322	(58,291,554)	(1,077,561)	304,088,585
Change in net assets resulting from operations	$480,930,153	$25,865,237	$7,672,106	$369,245,134

(a)
Net of foreign capital gains tax of $(72,366).
(b)
Net of change in foreign capital gains tax of $776,173.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	141

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025 (Unaudited) (continued)

	JPMorgan BetaBuilders International Equity ETF	JPMorgan BetaBuilders Japan ETF	JPMorgan BetaBuilders U.S. Equity ETF	JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$25,248	$—	$31,365	$22,861
Interest income from affiliates	3,988	934	1	23
Dividend income from non-affiliates	82,420,876	152,304,285	26,707,066	11,633,602
Dividend income from affiliates	507,672	—	1,157,120	375,392
Income from securities lending (net) (See Note 2.C.)	285,165	222,797	2,066	252,283
Foreign taxes withheld (net)	(7,655,535)	(15,226,806)	—	—
Total investment income	75,587,414	137,301,210	27,897,618	12,284,161
EXPENSES:
Management fees (See Note 3.A.)	1,699,971	10,875,262	408,720	629,341
Interest expense to non-affiliates	—	7,734	2,489	1,787
Interest expense to affiliates	2,586	3,426	—	168
Total expenses	1,702,557	10,886,422	411,209	631,296
Net investment income (loss)	73,884,857	126,414,788	27,486,409	11,652,865
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(29,151,396)	(157,626,425)	(11,488,643)	(39,168,393)
Investments in affiliates	—	—	(54,525)	—
In-kind redemptions of investments in non-affiliates (See Note 4)	78,248,756	242,594,604	54,366,989	166,314,241
In-kind redemptions of investments in affiliates (See Note 4)	—	—	1,003,455	—
Futures contracts	(1,463,342)	4,095,596	(826,266)	(1,964,164)
Foreign currency transactions	(440,058)	(7,814,247)	—	—
Net realized gain (loss)	47,193,960	81,249,528	43,001,010	125,181,684
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	306,580,852	639,802,296	(156,816,129)	(231,186,943)
Investments in affiliates	—	—	4,193,288	—
Futures contracts	3,114,229	(2,472,612)	(330,481)	(730,752)
Foreign currency translations	1,566,469	11,821,125	—	—
Change in net unrealized appreciation/depreciation	311,261,550	649,150,809	(152,953,322)	(231,917,695)
Net realized/unrealized gains (losses)	358,455,510	730,400,337	(109,952,312)	(106,736,011)
Change in net assets resulting from operations	$432,340,367	$856,815,125	$(82,465,903)	$(95,083,146)
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Exchange-Traded Funds	April 30, 2025

	JPMorgan BetaBuilders U.S. Small Cap Equity ETF	JPMorgan Carbon Transition U.S. Equity ETF	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return International Equity ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$9,063	$16	$2,688	$4,131
Interest income from affiliates	32	—	7,497	1,004
Dividend income from non-affiliates	3,082,039	44,069	7,071,294	5,833,500
Dividend income from affiliates	107,230	244	16,331	7,502
Income from securities lending (net) (See Note 2.C.)	103,331	—	160	16,809
Foreign taxes withheld (net)	—	—	(573,494)	(498,619)
Total investment income	3,301,695	44,329	6,524,476	5,364,327
EXPENSES:
Management fees (See Note 3.A.)	224,449	5,577	692,218	588,182
Interest expense to non-affiliates	609	—	—	—
Interest expense to affiliates	151	—	140	1,207
Total expenses	225,209	5,577	692,358	589,389
Net investment income (loss)	3,076,486	38,752	5,832,118	4,774,938
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(11,996,703)	(123,451)	(925,089)(a)	(1,282,723)
Investments in affiliates	—	—	—	(26)
In-kind redemptions of investments in non-affiliates (See Note 4)	32,397,406	657,356	—	3,853,919
Futures contracts	(876,195)	1,036	44,294	31,950
Foreign currency transactions	—	—	6,992	(59,971)
Net realized gain (loss)	19,524,508	534,941	(873,803)	2,543,149
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(74,518,906)	(640,311)	2,776,796 (b)	18,122,932
Investments in affiliates	—	—	—	22
Futures contracts	76,034	—	4,846	118,982
Foreign currency translations	—	—	27,723	147,366
Change in net unrealized appreciation/depreciation	(74,442,872)	(640,311)	2,809,365	18,389,302
Net realized/unrealized gains (losses)	(54,918,364)	(105,370)	1,935,562	20,932,451
Change in net assets resulting from operations	$(51,841,878)	$(66,618)	$7,767,680	$25,707,389

(a)
Net of foreign capital gains tax of $(92,119).
(b)
Net of change in foreign capital gains tax of $585,749.
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	143

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025 (Unaudited) (continued)

	JPMorgan Diversified Return U.S. Equity ETF	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF	JPMorgan U.S. Momentum Factor ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$5,613	$5,618	$4,991	$5,213
Interest income from affiliates	57	—	68	6,590
Dividend income from non-affiliates	5,427,145	4,705,362	4,400,976	7,138,587
Dividend income from affiliates	21,309	14,276	24,158	43,338
Income from securities lending (net) (See Note 2.C.)	177	638	83,046	3,503
Total investment income	5,454,301	4,725,894	4,513,239	7,197,231
EXPENSES:
Management fees (See Note 3.A.)	381,724	479,317	723,770	775,325
Interest expense to affiliates	207	—	120	—
Total expenses	381,931	479,317	723,890	775,325
Net investment income (loss)	5,072,370	4,246,577	3,789,349	6,421,906
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	4,010,898	311,191	(10,290,009)	(37,939,740)
In-kind redemptions of investments in non-affiliates (See Note 4)	18,390,861	18,959,871	14,372,568	95,129,979
Futures contracts	(11,150)	33,329	(197,628)	5,160
Net realized gain (loss)	22,390,609	19,304,391	3,884,931	57,195,399
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(40,151,601)	(42,588,208)	(59,230,914)	(60,250,735)
Futures contracts	18,536	6,997	22,071	11,629
Change in net unrealized appreciation/depreciation	(40,133,065)	(42,581,211)	(59,208,843)	(60,239,106)
Net realized/unrealized gains (losses)	(17,742,456)	(23,276,820)	(55,323,912)	(3,043,707)
Change in net assets resulting from operations	$(12,670,086)	$(19,030,243)	$(51,534,563)	$3,378,199
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Exchange-Traded Funds	April 30, 2025

	JPMorgan U.S. Quality Factor ETF	JPMorgan U.S. Value Factor ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$13,344	$7,057
Interest income from affiliates	69	1
Dividend income from non-affiliates	41,062,060	8,213,652
Dividend income from affiliates	190,787	26,469
Income from securities lending (net) (See Note 2.C.)	9,518	11,719
Total investment income	41,275,778	8,258,898
EXPENSES:
Management fees (See Note 3.A.)	3,270,646	405,075
Interest expense to affiliates	2,486	—
Total expenses	3,273,132	405,075
Net investment income (loss)	38,002,646	7,853,823
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(61,395,798)	9,629,829
In-kind redemptions of investments in non-affiliates (See Note 4)	327,266,377	11,487,785
Futures contracts	(281,417)	(1,817)
Net realized gain (loss)	265,589,162	21,115,797
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(258,468,375)	(76,865,128)
Futures contracts	47,541	10,469
Change in net unrealized appreciation/depreciation	(258,420,834)	(76,854,659)
Net realized/unrealized gains (losses)	7,168,328	(55,738,862)
Change in net assets resulting from operations	$45,170,974	$(47,885,039)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	145

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders Canada ETF		JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$85,586,831	$173,333,274	$84,156,791	$179,080,777
Net realized gain (loss)	116,248,248	218,718,086	(38,015,140)	11,114,372
Change in net unrealized appreciation/depreciation	279,095,074	1,399,650,742	(20,276,414)	679,218,837
Change in net assets resulting from operations	480,930,153	1,791,702,102	25,865,237	869,413,986
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(81,562,663)	(173,065,727)	(78,672,116)	(205,686,432)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	200,268,642	(127,936,956)	201,441,584	176,371,689
NET ASSETS:
Change in net assets	599,636,132	1,490,699,419	148,634,705	840,099,243
Beginning of period	7,177,674,131	5,686,974,712	4,650,001,759	3,809,902,516
End of period	$7,777,310,263	$7,177,674,131	$4,798,636,464	$4,650,001,759
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$501,940,123	$583,887,773	$223,233,073	$504,075,894
Cost of shares redeemed	(301,671,481)	(711,824,729)	(21,791,489)	(327,704,205)
Total change in net assets resulting from capital transactions	$200,268,642	$(127,936,956)	$201,441,584	$176,371,689
SHARE TRANSACTIONS:
Issued	6,950,000	8,900,000	4,500,000	10,600,000
Redeemed	(4,200,000)	(10,550,000)	(450,000)	(6,500,000)
Net increase (decrease) in shares from share transactions	2,750,000	(1,650,000)	4,050,000	4,100,000
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Exchange-Traded Funds	April 30, 2025

	JPMorgan BetaBuilders Emerging Markets Equity ETF		JPMorgan BetaBuilders Europe ETF
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$8,749,667	$14,477,904	$65,156,549	$223,161,508
Net realized gain (loss)	(3,018,712)	(2,194,870)	227,120,599	128,974,451
Change in net unrealized appreciation/depreciation	1,941,151	102,817,938	76,967,986	966,888,150
Change in net assets resulting from operations	7,672,106	115,100,972	369,245,134	1,319,024,109
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(9,850,191)	(15,449,955)	(64,590,619)	(226,908,416)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	324,993,897	27,878,750	(2,644,938,627)	441,350,143
NET ASSETS:
Change in net assets	322,815,812	127,529,767	(2,340,284,112)	1,533,465,836
Beginning of period	610,935,381	483,405,614	6,676,826,411	5,143,360,575
End of period	$933,751,193	$610,935,381	$4,336,542,299	$6,676,826,411
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$326,117,035	$49,984,032	$237,431,382	$1,780,131,365
Cost of shares redeemed	(1,123,138)	(22,105,282)	(2,882,370,009)	(1,338,781,222)
Total change in net assets resulting from capital transactions	$324,993,897	$27,878,750	$(2,644,938,627)	$441,350,143
SHARE TRANSACTIONS:
Issued	6,200,000	1,000,000	3,850,000	31,300,000
Redeemed	—	(400,000)	(49,600,000)	(22,150,000)
Net increase (decrease) in shares from share transactions	6,200,000	600,000	(45,750,000)	9,150,000
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	147

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan BetaBuilders International Equity ETF		JPMorgan BetaBuilders Japan ETF
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$73,884,857	$119,663,174	$126,414,788	$220,096,725
Net realized gain (loss)	47,193,960	57,760,571	81,249,528	216,325,269
Change in net unrealized appreciation/depreciation	311,261,550	572,199,460	649,150,809	1,218,227,082
Change in net assets resulting from operations	432,340,367	749,623,205	856,815,125	1,654,649,076
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(67,160,862)	(137,365,224)	(307,085,705)	(294,824,859)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	29,015,351	595,462,882	(13,655,546)	1,617,788,334
NET ASSETS:
Change in net assets	394,194,856	1,207,720,863	536,073,874	2,977,612,551
Beginning of period	4,768,017,540	3,560,296,677	11,774,922,485	8,797,309,934
End of period	$5,162,212,396	$4,768,017,540	$12,310,996,359	$11,774,922,485
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$251,415,970	$956,731,978	$905,923,856	$3,128,983,059
Cost of shares redeemed	(222,400,619)	(361,269,096)	(919,579,402)	(1,511,194,725)
Total change in net assets resulting from capital transactions	$29,015,351	$595,462,882	$(13,655,546)	$1,617,788,334
SHARE TRANSACTIONS:
Issued	4,200,000	15,800,000	16,200,000	55,900,000
Redeemed	(3,600,000)	(6,200,000)	(16,100,000)	(26,600,000)
Net increase in shares from share transactions	600,000	9,600,000	100,000	29,300,000
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Exchange-Traded Funds	April 30, 2025

	JPMorgan BetaBuilders U.S. Equity ETF		JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$27,486,409	$45,294,146	$11,652,865	$21,118,653
Net realized gain (loss)	43,001,010	43,485,975	125,181,684	103,456,500
Change in net unrealized appreciation/depreciation	(152,953,322)	837,542,784	(231,917,695)	352,856,220
Change in net assets resulting from operations	(82,465,903)	926,322,905	(95,083,146)	477,431,373
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(27,647,049)	(43,394,093)	(13,976,471)	(21,955,852)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	383,037,556	958,285,410	63,492,464	(106,388,209)
NET ASSETS:
Change in net assets	272,924,604	1,841,214,222	(45,567,153)	349,087,312
Beginning of period	4,014,252,721	2,173,038,499	1,763,249,803	1,414,162,491
End of period	$4,287,177,325	$4,014,252,721	$1,717,682,650	$1,763,249,803
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$520,748,121	$1,090,914,484	$501,279,021	$381,818,755
Cost of shares redeemed	(137,710,565)	(132,629,074)	(437,786,557)	(488,206,964)
Total change in net assets resulting from capital transactions	$383,037,556	$958,285,410	$63,492,464	$(106,388,209)
SHARE TRANSACTIONS:
Issued	5,050,000	11,600,000	5,200,000	4,400,000
Redeemed	(1,400,000)	(1,400,000)	(4,475,000)	(5,600,000)
Net increase (decrease) in shares from share transactions	3,650,000	10,200,000	725,000	(1,200,000)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	149

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan BetaBuilders U.S. Small Cap Equity ETF		JPMorgan Carbon Transition U.S. Equity ETF
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,076,486	$8,170,908	$38,752	$59,679
Net realized gain (loss)	19,524,508	10,863,064	534,941	1,130,765
Change in net unrealized appreciation/depreciation	(74,442,872)	183,070,964	(640,311)	518,194
Change in net assets resulting from operations	(51,841,878)	202,104,936	(66,618)	1,708,638
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(3,395,957)	(9,286,017)	(44,962)	(91,665)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	42,021,657	(305,114,969)	(1,910,364)	383,670
NET ASSETS:
Change in net assets	(13,216,178)	(112,296,050)	(2,021,944)	2,000,643
Beginning of period	511,426,837	623,722,887	7,673,782	5,673,139
End of period	$498,210,659	$511,426,837	$5,651,838	$7,673,782
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$127,639,371	$264,828,166	$3,909,678	$7,403,123
Cost of shares redeemed	(85,617,714)	(569,943,135)	(5,820,042)	(7,019,453)
Total change in net assets resulting from capital transactions	$42,021,657	$(305,114,969)	$(1,910,364)	$383,670
SHARE TRANSACTIONS:
Issued	1,950,000	4,525,000	50,000	100,000
Redeemed	(1,200,000)	(9,450,000)	(75,000)	(100,000)
Net increase (decrease) in shares from share transactions	750,000	(4,925,000)	(25,000)	—
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Exchange-Traded Funds	April 30, 2025

	JPMorgan Diversified Return Emerging Markets Equity ETF		JPMorgan Diversified Return International Equity ETF
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,832,118	$12,012,141	$4,774,938	$12,108,909
Net realized gain (loss)	(873,803)	1,117,510	2,543,149	7,526,740
Change in net unrealized appreciation/depreciation	2,809,365	32,252,782	18,389,302	50,483,178
Change in net assets resulting from operations	7,767,680	45,382,433	25,707,389	70,118,827
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(7,473,661)	(14,003,945)	(6,866,576)	(17,692,014)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	—	21,542,525	(33,208,315)	(66,202,207)
NET ASSETS:
Change in net assets	294,019	52,921,013	(14,367,502)	(13,775,394)
Beginning of period	322,419,915	269,498,902	339,399,985	353,175,379
End of period	$322,713,934	$322,419,915	$325,032,483	$339,399,985
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$—	$32,606,560	$8,319	$30,329
Cost of shares redeemed	—	(11,064,035)	(33,216,634)	(66,232,536)
Total change in net assets resulting from capital transactions	$—	$21,542,525	$(33,208,315)	$(66,202,207)
SHARE TRANSACTIONS:
Issued	—	600,000	—	—
Redeemed	—	(200,000)	(600,000)	(1,200,000)
Net increase (decrease) in shares from share transactions	—	400,000	(600,000)	(1,200,000)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	151

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Diversified Return U.S. Equity ETF		JPMorgan Diversified Return U.S. Mid Cap Equity ETF
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,072,370	$9,371,786	$4,246,577	$7,018,971
Net realized gain (loss)	22,390,609	28,805,387	19,304,391	12,600,081
Change in net unrealized appreciation/depreciation	(40,133,065)	79,310,176	(42,581,211)	77,033,350
Change in net assets resulting from operations	(12,670,086)	117,487,349	(19,030,243)	96,652,402
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(5,042,885)	(9,649,355)	(4,077,964)	(7,087,097)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(66,468,937)	(91,183,360)	(41,042,490)	8,061,848
NET ASSETS:
Change in net assets	(84,181,908)	16,654,634	(64,150,697)	97,627,153
Beginning of period	436,820,675	420,166,041	407,691,100	310,063,947
End of period	$352,638,767	$436,820,675	$343,540,403	$407,691,100
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$12,204,541	$10,863,233	$55,732,402	$82,491,746
Cost of shares redeemed	(78,673,478)	(102,046,593)	(96,774,892)	(74,429,898)
Total change in net assets resulting from capital transactions	$(66,468,937)	$(91,183,360)	$(41,042,490)	$8,061,848
SHARE TRANSACTIONS:
Issued	100,000	100,000	550,000	875,000
Redeemed	(700,000)	(975,000)	(1,000,000)	(775,000)
Net increase (decrease) in shares from share transactions	(600,000)	(875,000)	(450,000)	100,000
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Exchange-Traded Funds	April 30, 2025

	JPMorgan Diversified Return U.S. Small Cap Equity ETF		JPMorgan U.S. Momentum Factor ETF
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,789,349	$8,539,215	$6,421,906	$7,378,426
Net realized gain (loss)	3,884,931	27,586,998	57,195,399	86,840,314
Change in net unrealized appreciation/depreciation	(59,208,843)	71,858,972	(60,239,106)	121,291,731
Change in net assets resulting from operations	(51,534,563)	107,985,185	3,378,199	215,510,471
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(4,292,059)	(8,638,889)	(6,310,920)	(6,298,065)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(15,720,450)	12,250,696	196,443,168	648,031,851
NET ASSETS:
Change in net assets	(71,547,072)	111,596,992	193,510,447	857,244,257
Beginning of period	497,805,298	386,208,306	1,159,170,843	301,926,586
End of period	$426,258,226	$497,805,298	$1,352,681,290	$1,159,170,843
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$48,310,266	$105,671,103	$508,956,516	$941,475,520
Cost of shares redeemed	(64,030,716)	(93,420,407)	(312,513,348)	(293,443,669)
Total change in net assets resulting from capital transactions	$(15,720,450)	$12,250,696	$196,443,168	$648,031,851
SHARE TRANSACTIONS:
Issued	1,025,000	2,425,000	8,750,000	18,200,000
Redeemed	(1,500,000)	(2,125,000)	(5,450,000)	(5,425,000)
Net increase (decrease) in shares from share transactions	(475,000)	300,000	3,300,000	12,775,000
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	153

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan U.S. Quality Factor ETF		JPMorgan U.S. Value Factor ETF
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$38,002,646	$57,090,425	$7,853,823	$18,007,511
Net realized gain (loss)	265,589,162	408,186,195	21,115,797	83,998,494
Change in net unrealized appreciation/depreciation	(258,420,834)	548,587,703	(76,854,659)	106,707,971
Change in net assets resulting from operations	45,170,974	1,013,864,323	(47,885,039)	208,713,976
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(37,391,137)	(53,090,759)	(7,708,484)	(18,627,808)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	678,781,019	1,661,524,473	(117,254,184)	(196,914,746)
NET ASSETS:
Change in net assets	686,560,856	2,622,298,037	(172,847,707)	(6,828,578)
Beginning of period	5,024,521,643	2,402,223,606	676,817,043	683,645,621
End of period	$5,711,082,499	$5,024,521,643	$503,969,336	$676,817,043
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,816,562,364	$3,198,913,560	$57,533,626	$267,657,833
Cost of shares redeemed	(1,137,781,345)	(1,537,389,087)	(174,787,810)	(464,572,579)
Total change in net assets resulting from capital transactions	$678,781,019	$1,661,524,473	$(117,254,184)	$(196,914,746)
SHARE TRANSACTIONS:
Issued	31,700,000	62,400,000	1,350,000	6,650,000
Redeemed	(19,800,000)	(29,450,000)	(4,500,000)	(11,400,000)
Net increase (decrease) in shares from share transactions	11,900,000	32,950,000	(3,150,000)	(4,750,000)
SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Exchange-Traded Funds	April 30, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

155

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan BetaBuilders Canada ETF
Six Months Ended April 30, 2025 (Unaudited)	$70.75	$0.82	$3.85	$4.67	$(0.78)
Year Ended October 31, 2024	55.16	1.66	15.59	17.25	(1.66)
Year Ended October 31, 2023	57.30	1.63	(2.21)	(0.58)	(1.56)
Year Ended October 31, 2022	67.80	1.59	(10.53)	(8.94)	(1.56)
Year Ended October 31, 2021 (f)	45.99	1.38	21.78	23.16	(1.35)
Year Ended October 31, 2020 (f)	49.78	1.29	(3.82)	(2.53)	(1.26)
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF
Six Months Ended April 30, 2025 (Unaudited)	50.79	0.90	(0.65)	0.25	(0.84)
Year Ended October 31, 2024	43.57	1.95	7.51	9.46	(2.24)
Year Ended October 31, 2023	42.76	2.00	0.51	2.51	(1.70)
Year Ended October 31, 2022	56.89	2.12	(12.86)	(10.74)	(3.39)
Year Ended October 31, 2021 (f)	44.97	2.44	11.48	13.92	(2.00)
Year Ended October 31, 2020 (f)	50.63	1.58	(5.65)	(4.07)	(1.59)
JPMorgan BetaBuilders Emerging Markets Equity ETF
Six Months Ended April 30, 2025 (Unaudited)	53.59	0.55	(0.53)	0.02	(0.56)
Year Ended October 31, 2024	44.76	1.27	8.90	10.17	(1.34)
May 10, 2023 (g) through October 31, 2023	47.67	0.80	(3.09)	(2.29)	(0.62)
JPMorgan BetaBuilders Europe ETF
Six Months Ended April 30, 2025 (Unaudited)	58.90	0.87	5.36	6.23	(0.98)
Year Ended October 31, 2024	49.36	1.85	9.46	11.31	(1.77)
Year Ended October 31, 2023	43.61	1.92	5.46	7.38	(1.63)
Year Ended October 31, 2022	59.74	1.78	(15.31)	(13.53)	(2.60)
Year Ended October 31, 2021 (f)	43.29	1.67	16.19	17.86	(1.41)
Year Ended October 31, 2020 (f)	48.71	1.08	(5.43)	(4.35)	(1.07)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, the market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December
9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for the market price return prior to December
9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Per share amounts reflects a 1:2 reverse stock split that occurred on April 12, 2021.
(g)	Commencement of operations.
SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Exchange-Traded Funds	April 30, 2025

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$74.64	$74.51	6.66%	6.40%	$7,777,310,263	0.19%	2.30%	1%
70.75	70.80	31.51	31.57	7,177,674,131	0.19	2.52	3
55.16	55.17	(1.15)	(1.22)	5,686,974,712	0.19	2.73	3
57.30	57.35	(13.34)	(13.49)	5,644,273,295	0.19	2.51	5
67.80	67.98	50.77	50.84	6,071,268,619	0.19	2.28	2
45.99	46.10	(4.98)	(4.81)	3,640,211,260	0.19	2.74	4

50.20	50.29	0.52	0.74	4,798,636,464	0.19	3.65	2
50.79	50.77	21.92	21.89	4,650,001,759	0.19	3.99	4
43.57	43.56	5.55	5.45	3,809,902,516	0.19	4.14	6
42.76	42.79	(19.60)	(19.87)	3,412,010,904	0.20	4.17	14
56.89	57.12	31.14	31.26	4,113,118,547	0.19	4.26	6
44.97	45.10	(7.87)	(7.45)	1,465,970,894	0.19	3.40	6

53.05	53.02	0.05	(0.25)	933,751,193	0.15	2.11	3
53.59	53.72	22.84	22.85	610,935,381	0.15	2.48	14
44.76	44.86	(4.88)	(4.67)	483,405,614	0.15	3.47	14

64.15	64.06	10.79	10.49	4,336,542,299	0.09	2.96	2
58.90	58.98	22.93	22.99	6,676,826,411	0.09	3.17	7
49.36	49.40	16.74	16.81	5,143,360,575	0.09	3.64	6
43.61	43.62	(23.01)	(23.22)	3,527,687,759	0.10	3.36	7
59.74	59.92	41.54	41.77	9,427,453,378	0.09	2.92	6
43.29	43.34	(8.92)	(8.90)	3,701,005,509	0.09	2.33	5
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	157

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan BetaBuilders International Equity ETF
Six Months Ended April 30, 2025 (Unaudited)	$59.45	$0.90	$4.35	$5.25	$(0.81)
Year Ended October 31, 2024	50.43	1.68	9.31	10.99	(1.97)
Year Ended October 31, 2023	44.72	1.60	5.49	7.09	(1.38)
Year Ended October 31, 2022	60.53	1.51	(15.16)	(13.65)	(2.16)
Year Ended October 31, 2021	46.20	1.67	14.10	15.77	(1.44)
December 3, 2019 (f) through October 31, 2020	49.79	1.05	(4.26)(g)	(3.21)	(0.38)
JPMorgan BetaBuilders Japan ETF
Six Months Ended April 30, 2025 (Unaudited)	56.07	0.61	3.45	4.06	(1.53)
Year Ended October 31, 2024	48.69	1.10	7.88	8.98	(1.60)
Year Ended October 31, 2023	41.69	1.03	6.65	7.68	(0.68)
Year Ended October 31, 2022	57.16	1.03	(14.91)	(13.88)	(1.59)
Year Ended October 31, 2021 (i)	48.39	1.04	8.36	9.40	(0.63)
Year Ended October 31, 2020 (i)	49.07	0.84	(0.39)	0.45	(1.13)
JPMorgan BetaBuilders U.S. Equity ETF
Six Months Ended April 30, 2025 (Unaudited)	102.80	0.68	(2.39)	(1.71)	(0.69)
Year Ended October 31, 2024	75.32	1.34	27.42	28.76	(1.28)
Year Ended October 31, 2023	69.38	1.19	5.89	7.08	(1.14)
Year Ended October 31, 2022	84.15	1.11	(14.86)	(13.75)	(1.02)
Year Ended October 31, 2021	59.59	1.02	24.48	25.50	(0.94)
Year Ended October 31, 2020	54.60	1.14	4.83	5.97	(0.98)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF
Six Months Ended April 30, 2025 (Unaudited)	94.29	0.61	(5.74)	(5.13)	(0.73)
Year Ended October 31, 2024	71.06	1.11	23.27	24.38	(1.15)
Year Ended October 31, 2023	74.06	1.14	(3.00)	(1.86)	(1.14)
Year Ended October 31, 2022	93.59	1.03	(19.57)	(18.54)	(0.99)
Year Ended October 31, 2021	64.16	0.90	29.27	30.17	(0.74)
April 14, 2020 (f) through October 31, 2020	50.78	0.33	13.32 (g)	13.65	(0.27)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, the market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December
9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for the market price return prior to December
9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Commencement of operations.
(g)
Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

(h)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(i)	Per share amounts reflects a 1:2 reverse stock split that occurred on April 12, 2021.
SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. Morgan Exchange-Traded Funds	April 30, 2025

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$63.89	$63.82	8.96%	8.69%	$5,162,212,396	0.07%	3.02%	2%
59.45	59.53	21.88	21.58	4,768,017,540	0.07	2.85	5
50.43	50.62	15.69	16.04	3,560,296,677	0.07	3.02	5
44.72	44.75	(23.02)	(23.11)	2,710,097,518	0.07	2.88	6
60.53	60.64	34.26	34.24	3,680,140,678	0.07	2.85	5
46.20	46.29	(6.45)	(6.27)(h)	1,866,670,302	0.07	2.40	8

58.60	58.53	7.46	6.84	12,310,996,359	0.19	2.21	1
56.07	56.33	18.76	18.11	11,774,922,485	0.19	1.96	5
48.69	49.19	18.54	19.65	8,797,309,934	0.19	2.11	3
41.69	41.73	(24.96)	(24.95)	6,211,237,563	0.19	2.10	4
57.16	57.21	19.47	18.98	7,864,537,853	0.19	1.83	3
48.39	48.64	0.87	1.24	5,323,035,447	0.19	1.77	5

100.40	100.24	(1.71)	(1.82)	4,287,177,325	0.02	1.30	1
102.80	102.76	38.35	38.28	4,014,252,721	0.02	1.42	3
75.32	75.33	10.25	10.20	2,173,038,499	0.02	1.58	3
69.38	69.42	(16.42)	(16.33)	1,276,523,608	0.02	1.47	4
84.15	84.11	43.02	42.97	782,605,972	0.02	1.34	4
59.59	59.58	11.09	11.05	238,372,575	0.02	1.99	4

88.43	88.38	(5.50)	(5.69)	1,717,682,650	0.07	1.28	7
94.29	94.42	34.43	34.61	1,763,249,803	0.07	1.27	13
71.06	71.06	(2.57)	(2.39)	1,414,162,491	0.07	1.49	25
74.06	73.92	(19.87)	(20.10)	1,390,564,346	0.07	1.29	30
93.59	93.68	47.15	47.52	1,698,624,114	0.07	1.05	27
64.16	64.06	26.91	26.71 (h)	988,131,953	0.07	0.91	7
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	159

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Six Months Ended April 30, 2025 (Unaudited)	$66.42	$0.40	$(7.40)	$(7.00)	$(0.46)
Year Ended October 31, 2024	49.40	0.85	17.07	17.92	(0.90)
Year Ended October 31, 2023	54.67	0.92	(5.30)	(4.38)	(0.89)
Year Ended October 31, 2022	67.49	0.77	(12.79)	(12.02)	(0.80)
November 16, 2020 (f) through October 31, 2021	51.27	0.62	16.04	16.66	(0.44)
JPMorgan Carbon Transition U.S. Equity ETF
Six Months Ended April 30, 2025 (Unaudited)	76.74	0.41	(1.34)	(0.93)	(0.45)
Year Ended October 31, 2024	56.73	0.78	20.45	21.23	(1.22)
Year Ended October 31, 2023	52.37	0.77	4.37	5.14	(0.78)
Year Ended October 31, 2022	62.33	0.77	(9.94)	(9.17)	(0.79)
December 9, 2020 (f) through October 31, 2021	49.29	0.63	12.95	13.58	(0.54)
JPMorgan Diversified Return Emerging Markets Equity ETF
Six Months Ended April 30, 2025 (Unaudited)	53.74	0.97	0.33	1.30	(1.25)
Year Ended October 31, 2024	48.12	2.06	5.95	8.01	(2.39)
Year Ended October 31, 2023	45.54	2.11	2.38	4.49	(1.91)
Year Ended October 31, 2022	56.99	2.21	(10.86)	(8.65)	(2.80)
Year Ended October 31, 2021	46.47	1.81	10.70	12.51	(1.99)
Year Ended October 31, 2020	54.43	1.46	(7.48)	(6.02)	(1.94)
JPMorgan Diversified Return International Equity ETF
Six Months Ended April 30, 2025 (Unaudited)	56.57	0.84	3.97	4.81	(1.19)
Year Ended October 31, 2024	49.05	1.83	8.33	10.16	(2.64)
Year Ended October 31, 2023	44.44	1.84	5.02	6.86	(2.25)
Year Ended October 31, 2022	61.02	1.91	(15.62)	(13.71)	(2.87)
Year Ended October 31, 2021	49.84	1.91	11.03	12.94	(1.76)
Year Ended October 31, 2020	55.06	1.35	(5.01)	(3.66)	(1.56)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, the market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December
9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for the market price return prior to December
9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

(f)	Commencement of operations.
(g)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. Morgan Exchange-Traded Funds	April 30, 2025

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$58.96	$58.98	(10.63)%	(10.80)%	$498,210,659	0.09%	1.22%	12%
66.42	66.57	36.40	36.93	511,426,837	0.09	1.40	20
49.40	49.32	(8.15)	(7.81)	623,722,887	0.09	1.67	41
54.67	54.38	(17.87)	(18.39)	494,762,260	0.09	1.35	30
67.49	67.56	32.56	32.70 (g)	442,061,490	0.09	0.98	27

75.36	75.41	(1.25)	(1.34)	5,651,838	0.15	1.04	12
76.74	76.86	37.71	37.90	7,673,782	0.15	1.11	16
56.73	56.74	9.85	9.85	5,673,139	0.15	1.36	20
52.37	52.38	(14.79)	(14.79)	20,947,681	0.15	1.35	16
62.33	62.34	27.68	27.70 (g)	24,933,394	0.15	1.26	27

53.79	53.62	2.47	1.90	322,713,934	0.44	3.70	13
53.74	53.87	16.71	17.30	322,419,915	0.44	3.83	28
48.12	47.99	9.72	8.78	269,498,902	0.44	4.17	33
45.54	45.81	(15.61)	(15.20)	163,926,226	0.44	4.19	33
56.99	57.05	26.93	27.80	153,882,748	0.44	3.18	29
46.47	46.21	(11.20)	(11.80)	213,760,142	0.44	2.97	26

60.19	60.05	8.73	8.50	325,032,483	0.37	3.00	12
56.57	56.56	20.93	20.63	339,399,985	0.37	3.29	26
49.05	49.17	15.22	15.26	353,175,379	0.37	3.57	26
44.44	44.54	(23.25)	(23.15)	671,062,140	0.37	3.59	28
61.02	61.08	26.00	26.08	842,016,222	0.37	3.14	35
49.84	49.86	(6.72)	(6.62)	867,200,124	0.37	2.61	23
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	161

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Diversified Return U.S. Equity ETF
Six Months Ended April 30, 2025 (Unaudited)	$117.27	$1.38	$(4.45)	$(3.07)	$(1.36)
Year Ended October 31, 2024	91.34	2.34	25.99	28.33	(2.40)
Year Ended October 31, 2023	93.94	2.24	(2.49)	(0.25)	(2.35)
Year Ended October 31, 2022	101.43	2.16	(7.56)	(5.40)	(2.09)
Year Ended October 31, 2021	73.52	1.71	27.76	29.47	(1.56)
Year Ended October 31, 2020	76.44	1.65	(2.82)	(1.17)	(1.75)
JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Six Months Ended April 30, 2025 (Unaudited)	103.21	1.09	(5.12)	(4.03)	(1.03)
Year Ended October 31, 2024	80.54	1.79	22.70	24.49	(1.82)
Year Ended October 31, 2023	83.60	1.62	(3.04)	(1.42)	(1.64)
Year Ended October 31, 2022	92.23	1.60	(8.73)	(7.13)	(1.50)
Year Ended October 31, 2021	64.77	1.30	27.36	28.66	(1.20)
Year Ended October 31, 2020	67.13	1.18	(2.38)	(1.20)	(1.16)
JPMorgan Diversified Return U.S. Small Cap Equity ETF
Six Months Ended April 30, 2025 (Unaudited)	46.74	0.35	(4.81)	(4.46)	(0.39)
Year Ended October 31, 2024	37.31	0.80	9.44	10.24	(0.81)
Year Ended October 31, 2023	39.85	0.81	(2.59)	(1.78)	(0.76)
Year Ended October 31, 2022	45.20	0.64	(5.41)	(4.77)	(0.58)
Year Ended October 31, 2021	28.87	0.46	16.35	16.81	(0.48)
Year Ended October 31, 2020	30.84	0.44	(2.01)	(1.57)	(0.40)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, the market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December
9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for the market price return prior to December
9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. Morgan Exchange-Traded Funds	April 30, 2025

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$112.84	$112.90	(2.64)%	(2.71)%	$352,638,767	0.18%	2.39%	12%
117.27	117.42	31.24	31.40	436,820,675	0.18	2.16	25
91.34	91.34	(0.34)	(0.45)	420,166,041	0.18	2.33	28
93.94	94.05	(5.36)	(5.28)	507,282,453	0.18	2.18	22
101.43	101.46	40.36	40.44	710,012,574	0.18	1.86	33
73.52	73.50	(1.40)	(1.44)	536,709,641	0.18	2.26	21

98.15	98.20	(3.95)	(4.03)	343,540,403	0.24	2.12	12
103.21	103.35	30.59	30.92	407,691,100	0.24	1.87	25
80.54	80.44	(1.78)	(1.85)	310,063,947	0.24	1.89	24
83.60	83.55	(7.78)	(7.90)	267,520,530	0.24	1.82	24
92.23	92.30	44.51	44.73	239,808,712	0.24	1.57	34
64.77	64.72	(1.66)	(1.79)	220,207,846	0.24	1.86	28

41.89	41.80	(9.62)	(9.88)	426,258,226	0.29	1.52	13
46.74	46.77	27.56	27.68	497,805,298	0.29	1.81	28
37.31	37.30	(4.55)	(4.77)	386,208,306	0.29	2.01	28
39.85	39.93	(10.59)	(10.49)	286,932,997	0.29	1.55	26
45.20	45.24	58.49	58.25	176,262,186	0.29	1.13	37
28.87	28.94	(4.99)	(4.85)	148,672,825	0.29	1.54	30
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	163

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan U.S. Momentum Factor ETF
Six Months Ended April 30, 2025 (Unaudited)	$57.03	$0.29	$0.23	$0.52	$(0.29)
Year Ended October 31, 2024	39.99	0.49	16.99	17.48	(0.44)
Year Ended October 31, 2023	38.22	0.55	1.77	2.32	(0.55)
Year Ended October 31, 2022	47.71	0.50	(9.53)	(9.03)	(0.46)
Year Ended October 31, 2021	33.68	0.34	14.00	14.34	(0.31)
Year Ended October 31, 2020	29.04	0.35	4.63	4.98	(0.34)
JPMorgan U.S. Quality Factor ETF
Six Months Ended April 30, 2025 (Unaudited)	55.89	0.40	0.21	0.61	(0.40)
Year Ended October 31, 2024	42.18	0.74	13.64	14.38	(0.67)
Year Ended October 31, 2023	38.14	0.65	3.97	4.62	(0.58)
Year Ended October 31, 2022	43.45	0.66	(5.34)	(4.68)	(0.63)
Year Ended October 31, 2021	31.53	0.60	11.91	12.51	(0.59)
Year Ended October 31, 2020	29.74	0.56	1.70	2.26	(0.47)
JPMorgan U.S. Value Factor ETF
Six Months Ended April 30, 2025 (Unaudited)	42.97	0.50	(2.99)	(2.49)	(0.48)
Year Ended October 31, 2024	33.35	0.97	9.64	10.61	(0.99)
Year Ended October 31, 2023	32.90	0.87	0.49	1.36	(0.91)
Year Ended October 31, 2022	37.09	0.80	(4.19)	(3.39)	(0.80)
Year Ended October 31, 2021	24.99	0.72	12.03	12.75	(0.65)
Year Ended October 31, 2020	27.29	0.77	(2.29)	(1.52)	(0.78)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Prior to December 9, 2019, the market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return was the midpoint of the bid/ask spread at the close of business on the listing exchange of the Fund. Effective December
9, 2019, the closing price was used to calculate the market price return; however, any prices used in the calculation for the market price return prior to December
9, 2019, would have used the midpoint of the bid/ask spread at the close of business on the exchange.

SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. Morgan Exchange-Traded Funds	April 30, 2025

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$57.26	$57.22	0.89%	0.72%	$1,352,681,290	0.12%	0.99%	19%
57.03	57.09	43.86	44.01	1,159,170,843	0.12	0.93	40
39.99	39.99	6.10	6.02	301,926,586	0.12	1.36	43
38.22	38.25	(18.97)	(18.86)	229,323,118	0.12	1.20	43
47.71	47.68	42.72	42.38	221,858,171	0.12	0.80	44
33.68	33.74	17.33	17.50	134,743,086	0.12	1.11	39

56.10	56.09	1.07	1.10	5,711,082,499	0.12	1.39	9
55.89	55.86	34.23	34.10	5,024,521,643	0.12	1.42	21
42.18	42.20	12.15	12.14	2,402,223,606	0.12	1.54	21
38.14	38.16	(10.84)	(10.85)	579,728,107	0.12	1.64	18
43.45	43.48	39.97	40.02	393,204,091	0.12	1.56	21
31.53	31.54	7.72	7.68	384,671,209	0.12	1.81	20

40.00	40.00	(5.87)	(5.94)	503,969,336	0.12	2.32	13
42.97	43.00	32.01	32.18	676,817,043	0.12	2.41	26
33.35	33.33	4.11	4.11	683,645,621	0.12	2.53	26
32.90	32.88	(9.21)	(9.24)	444,083,720	0.12	2.28	21
37.09	37.08	51.38	51.88	400,579,487	0.12	2.01	34
24.99	24.90	(5.39)	(5.76)	62,468,155	0.12	2.99	25
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	165

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 18 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan BetaBuilders Canada ETF	Diversified
JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF	Diversified
JPMorgan BetaBuilders Emerging Markets Equity ETF	Diversified
JPMorgan BetaBuilders Europe ETF	Diversified
JPMorgan BetaBuilders International Equity ETF	Diversified
JPMorgan BetaBuilders Japan ETF	Diversified
JPMorgan BetaBuilders U.S. Equity ETF	Diversified
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF	Diversified
JPMorgan BetaBuilders U.S. Small Cap Equity ETF	Diversified
JPMorgan Carbon Transition U.S. Equity ETF	Diversified
JPMorgan Diversified Return Emerging Markets Equity ETF	Diversified
JPMorgan Diversified Return International Equity ETF	Diversified
JPMorgan Diversified Return U.S. Equity ETF	Diversified
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	Diversified
JPMorgan Diversified Return U.S. Small Cap Equity ETF	Diversified
JPMorgan U.S. Momentum Factor ETF	Diversified
JPMorgan U.S. Quality Factor ETF	Diversified
JPMorgan U.S. Value Factor ETF	Diversified
The investment objective of JPMorgan BetaBuilders Canada ETF (“BetaBuilders Canada ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Canada Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders Developed Asia Pacific ex-Japan ETF (“BetaBuilders Developed Asia Pacific ex-Japan ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Asia Pacific ex-Japan Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders Emerging Markets Equity ETF (“BetaBuilders Emerging Markets Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Emerging Markets Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders Europe ETF (“BetaBuilders Europe ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Europe Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders International Equity ETF (“BetaBuilders International Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders Japan ETF (“BetaBuilders Japan ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® Japan Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders U.S. Equity ETF (“BetaBuilders U.S. Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Target Market Exposure IndexSM.
The investment objective of JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (“BetaBuilders U.S. Mid Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Mid Cap Target Market Exposure Extended IndexSM.
The investment objective of JPMorgan BetaBuilders U.S. Small Cap Equity ETF (“BetaBuilders U.S. Small Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Morningstar® US Small Cap Target Market Exposure Extended IndexSM.
The investment objective of JPMorgan Carbon Transition U.S. Equity ETF (“Carbon Transition U.S. Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JPMorgan Asset Management Carbon Transition U.S. Equity Index.

166	J.P. Morgan Exchange-Traded Funds	April 30, 2025

The investment objective of JPMorgan Diversified Return Emerging Markets Equity ETF (“Emerging Markets Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Emerging Markets Equity Index.
The investment objective of JPMorgan Diversified Return International Equity ETF (“International Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor International Equity Index.
The investment objective of JPMorgan Diversified Return U.S. Equity ETF (“U.S. Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Equity Index.
The investment objective of JPMorgan Diversified Return U.S. Mid Cap Equity ETF (“U.S. Mid Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Mid Cap Equity Index.
The investment objective of JPMorgan Diversified Return U.S. Small Cap Equity ETF (“U.S. Small Cap Equity ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor US Small Cap Equity Index.
The investment objective of JPMorgan U.S. Momentum Factor ETF (“U.S. Momentum Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Momentum Factor Index.
The investment objective of JPMorgan U.S. Quality Factor ETF (“U.S. Quality Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Quality Factor Index.
The investment objective of JPMorgan U.S. Value Factor ETF (“U.S. Value Factor ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan US Value Factor Index.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
BetaBuilders Canada ETF	Cboe BZX Exchange, Inc.
BetaBuilders Developed Asia Pacific ex-Japan ETF	Cboe BZX Exchange, Inc.
BetaBuilders Emerging Markets Equity ETF	Cboe BZX Exchange, Inc.
BetaBuilders Europe ETF	Cboe BZX Exchange, Inc.
BetaBuilders International Equity ETF	Cboe BZX Exchange, Inc.
BetaBuilders Japan ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Equity ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Mid Cap Equity ETF	NYSE Arca, Inc.
BetaBuilders U.S. Small Cap Equity ETF	NYSE Arca, Inc.
Carbon Transition U.S. Equity ETF	NYSE Arca, Inc.
Emerging Markets Equity ETF	NYSE Arca, Inc.
International Equity ETF	NYSE Arca, Inc.
U.S. Equity ETF	NYSE Arca, Inc.
U.S. Mid Cap Equity ETF	NYSE Arca, Inc.
U.S. Small Cap Equity ETF	NYSE Arca, Inc.
U.S. Momentum Factor ETF	NYSE Arca, Inc.
U.S. Quality Factor ETF	NYSE Arca, Inc.
U.S. Value Factor ETF	NYSE Arca, Inc.
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles

April 30, 2025	J.P. Morgan Exchange-Traded Funds	167

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
(“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission ("SEC") Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):

168	J.P. Morgan Exchange-Traded Funds	April 30, 2025

BetaBuilders Canada ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$7,713,002,856	$—	$—	$7,713,002,856
Warrants	—	—	— (a)	—(a )
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	279,610,467	—	—	279,610,467
Total Investments in Securities	$7,992,613,323	$—	$— (a)	$7,992,613,323
Appreciation in Other Financial Instruments
Futures Contracts	$1,056,471	$—	$—	$1,056,471

(a)	Value is zero.

BetaBuilders Developed Asia Pacific ex-Japan ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$3,001,691,873	$—	$3,001,691,873
China	—	50,532,336	—	50,532,336
Hong Kong	—	739,380,120	—	739,380,120
Macau	—	33,019,117	—	33,019,117
New Zealand	28,908,598	35,414,461	—	64,323,059
Singapore	—	606,667,246	—	606,667,246
United Kingdom	—	40,282,764	—	40,282,764
United States	—	235,245,136	—	235,245,136
Total Common Stocks	28,908,598	4,742,233,053	—	4,771,141,651
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	11,764,588	—	—	11,764,588
Total Investments in Securities	$40,673,186	$4,742,233,053	$—	$4,782,906,239
Appreciation in Other Financial Instruments
Futures Contracts	$563,684	$—	$—	$563,684

BetaBuilders Emerging Markets Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$111,866	$—	$111,866
Brazil	34,736,557	—	—	34,736,557
Chile	4,755,610	—	—	4,755,610
China	12,401,447	253,414,268	—	265,815,715
Colombia	1,751,979	—	—	1,751,979
Czech Republic	—	1,313,098	—	1,313,098
Egypt	371,798	—	—	371,798

April 30, 2025	J.P. Morgan Exchange-Traded Funds	169

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
BetaBuilders Emerging Markets Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Greece	$410,861	$3,978,025	$—	$4,388,886
Hong Kong	—	1,411,852	—	1,411,852
Hungary	—	2,683,085	—	2,683,085
India	393,572	190,716,662	292,126	191,402,360
Indonesia	657,923	12,180,170	—	12,838,093
Kuwait	675,868	7,113,360	—	7,789,228
Luxembourg	390,939	—	—	390,939
Malaysia	1,065,659	14,581,628	—	15,647,287
Mexico	18,484,981	—	—	18,484,981
Peru	1,574,719	—	—	1,574,719
Philippines	688,065	5,096,279	—	5,784,344
Qatar	2,238,539	5,739,318	—	7,977,857
Saudi Arabia	3,196,368	30,823,675	—	34,020,043
South Africa	3,849,567	22,400,207	—	26,249,774
South Korea	—	86,271,730	—	86,271,730
Taiwan	—	157,432,939	—	157,432,939
Thailand	1,200,602	10,700,263	—	11,900,865
Turkey	—	5,056,528	—	5,056,528
United Arab Emirates	11,288,519	12,793,326	—	24,081,845
United States	602,332	—	—	602,332
Total Common Stocks	100,735,905	823,818,279	292,126	924,846,310
Rights	20,261	—	—	20,261
Short-Term Investments
Investment Companies	10,485,292	—	—	10,485,292
Investment of Cash Collateral from Securities Loaned	708,766	—	—	708,766
Total Short-Term Investments	11,194,058	—	—	11,194,058
Total Investments in Securities	$111,950,224	$823,818,279	$292,126	$936,060,629
Depreciation in Other Financial Instruments
Futures Contracts	$(8,662)	$—	$—	$(8,662)

BetaBuilders Europe ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$35,316,677	$—	$35,316,677
Austria	543,365	21,989,839	—	22,533,204
Belgium	—	61,719,588	—	61,719,588
Brazil	—	1,984,081	—	1,984,081
Chile	—	2,710,273	—	2,710,273
China	—	22,908,804	—	22,908,804
Denmark	2,835,398	144,714,913	—	147,550,311
Finland	—	69,656,094	—	69,656,094
France	—	599,025,407	—	599,025,407
Germany	—	634,896,344	—	634,896,344
Hong Kong	—	10,706,294	—	10,706,294

170	J.P. Morgan Exchange-Traded Funds	April 30, 2025

BetaBuilders Europe ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ireland	$—	$10,767,045	$—	$10,767,045
Italy	—	202,555,136	—	202,555,136
Jordan	—	1,531,834	—	1,531,834
Luxembourg	—	10,533,430	—	10,533,430
Mexico	—	865,738	—	865,738
Netherlands	—	250,534,041	—	250,534,041
Norway	1,022,964	40,929,753	—	41,952,717
Poland	—	28,361,778	—	28,361,778
Portugal	—	9,261,813	—	9,261,813
Russia	—	—	1	1
Singapore	—	5,577,566	—	5,577,566
South Africa	—	12,450,214	—	12,450,214
Spain	—	198,665,746	—	198,665,746
Sweden	380,219	220,543,900	—	220,924,119
Switzerland	—	291,265,918	—	291,265,918
United Arab Emirates	—	—	— (a)	— (a)
United Kingdom	6,988,795	770,852,716	—	777,841,511
United States	—	603,395,420	—	603,395,420
Total Common Stocks	11,770,741	4,263,720,362	1	4,275,491,104
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	111,055,804	—	—	111,055,804
Total Investments in Securities	$122,826,545	$4,263,720,362	$1	$4,386,546,908
Appreciation in Other Financial Instruments
Futures Contracts	$14,504	$—	$—	$14,504
Depreciation in Other Financial Instruments
Futures Contracts	$(53,651)	$—	$—	$(53,651)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(39,147)	$—	$—	$(39,147)

(a)	Value is zero.

BetaBuilders International Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$357,295,799	$—	$357,295,799
Austria	423,340	17,181,439	—	17,604,779
Belgium	—	48,271,295	—	48,271,295
Brazil	—	1,545,795	—	1,545,795
Chile	—	2,120,289	—	2,120,289
China	—	23,469,422	—	23,469,422
Denmark	2,218,097	113,197,734	—	115,415,831
Finland	—	54,466,463	—	54,466,463
France	—	468,600,743	—	468,600,743

April 30, 2025	J.P. Morgan Exchange-Traded Funds	171

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
BetaBuilders International Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Germany	$—	$496,667,089	$—	$496,667,089
Hong Kong	—	89,573,804	—	89,573,804
Ireland	—	8,422,904	—	8,422,904
Israel	—	29,693,593	—	29,693,593
Italy	—	158,410,605	—	158,410,605
Japan	—	1,214,736,476	—	1,214,736,476
Jordan	—	1,198,284	—	1,198,284
Luxembourg	—	8,240,295	—	8,240,295
Macau	—	3,621,648	—	3,621,648
Mexico	—	674,350	—	674,350
Netherlands	—	195,989,374	—	195,989,374
New Zealand	3,175,840	3,886,355	—	7,062,195
Norway	795,396	32,004,610	—	32,800,006
Poland	—	22,176,232	—	22,176,232
Portugal	—	7,245,346	—	7,245,346
Russia	—	—	— (a)	— (a)
Singapore	—	70,984,196	—	70,984,196
South Africa	—	9,739,758	—	9,739,758
Spain	—	155,404,873	—	155,404,873
Sweden	296,243	172,470,737	—	172,766,980
Switzerland	—	227,853,756	—	227,853,756
United Arab Emirates	—	—	— (a)	— (a)
United Kingdom	5,467,266	607,365,779	—	612,833,045
United States	—	497,874,667	—	497,874,667
Total Common Stocks	12,376,182	5,100,383,710	— (a)	5,112,759,892
Short-Term Investments
Investment Companies	15,710,102	—	—	15,710,102
Investment of Cash Collateral from Securities Loaned	69,191,231	—	—	69,191,231
Total Short-Term Investments	84,901,333	—	—	84,901,333
Total Investments in Securities	$97,277,515	$5,100,383,710	$— (a)	$5,197,661,225
Appreciation in Other Financial Instruments
Futures Contracts	$1,291,331	$—	$—	$1,291,331

(a)	Value is zero.

BetaBuilders Japan ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$12,144,763,354	$—	$12,144,763,354
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	58,279,014	—	—	58,279,014
Total Investments in Securities	$58,279,014	$12,144,763,354	$—	$12,203,042,368

172	J.P. Morgan Exchange-Traded Funds	April 30, 2025

BetaBuilders Japan ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$(3,910,160)	$—	$—	$(3,910,160)

BetaBuilders U.S. Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$4,263,959,742	$—	$—	$4,263,959,742
Rights	—	—	1,764	1,764
Short-Term Investments
Investment Companies	18,595,348	—	—	18,595,348
Investment of Cash Collateral from Securities Loaned	1,677,204	—	—	1,677,204
Total Short-Term Investments	20,272,552	—	—	20,272,552
Total Investments in Securities	$4,284,232,294	$—	$1,764	$4,284,234,058
Depreciation in Other Financial Instruments
Futures Contracts	$(262,071)	$—	$—	$(262,071)

BetaBuilders U.S. Mid Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,746,024,488	$—	$—	$1,746,024,488
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(635,520)	$—	$—	$(635,520)

(a)	Please refer to the SOI for specifics of portfolio holdings.

BetaBuilders U.S. Small Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$492,783,299	$—	$— (a)	$492,783,299
Rights	—	—	29,066	29,066
Short-Term Investments
Investment Companies	4,627,520	—	—	4,627,520
Investment of Cash Collateral from Securities Loaned	26,681,373	—	—	26,681,373
Total Short-Term Investments	31,308,893	—	—	31,308,893
Total Investments in Securities	$524,092,192	$—	$29,066	$524,121,258
Appreciation in Other Financial Instruments
Futures Contracts	$32,336	$—	$—	$32,336

(a)	Value is zero.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	173

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Carbon Transition U.S. Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,650,039	$—	$—	$5,650,039

(a)	Please refer to the SOI for specifics of portfolio holdings.

Emerging Markets Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$36,796,500	$—	$—	$36,796,500
Chile	6,922,927	—	—	6,922,927
China	245,822	62,037,194	— (a)	62,283,016
Colombia	893,047	—	—	893,047
Czech Republic	—	1,676,669	—	1,676,669
Egypt	521,797	—	—	521,797
Greece	852,805	7,039,485	—	7,892,290
Hungary	—	2,299,528	—	2,299,528
India	22,623	35,831,170	—	35,853,793
Indonesia	922,876	6,033,647	—	6,956,523
Kuwait	82,460	2,337,102	—	2,419,562
Malaysia	1,289,290	10,348,959	—	11,638,249
Mexico	20,998,676	—	—	20,998,676
Philippines	835,008	442,434	—	1,277,442
Qatar	1,918,766	2,464,029	—	4,382,795
Romania	1,040,278	—	—	1,040,278
Russia	—	—	178	178
Saudi Arabia	2,078,735	11,807,565	—	13,886,300
South Africa	5,152,679	12,274,793	—	17,427,472
Taiwan	—	35,948,691	—	35,948,691
Thailand	2,177,644	11,690,438	—	13,868,082
Turkey	2,422,890	18,155,606	—	20,578,496
United Arab Emirates	1,755,430	11,531,973	—	13,287,403
United Kingdom	—	986,221	—	986,221
United States	1,901,398	204,910	—	2,106,308
Total Common Stocks	88,831,651	233,110,414	178	321,942,243
Short-Term Investments
Investment Companies	544,586	—	—	544,586
Total Investments in Securities	$89,376,237	$233,110,414	$178	$322,486,829
Appreciation in Other Financial Instruments
Futures Contracts	$2,781	$—	$—	$2,781

(a)	Value is zero.

174	J.P. Morgan Exchange-Traded Funds	April 30, 2025

International Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$212,904	$36,410,831	$—	$36,623,735
Austria	—	1,449,441	—	1,449,441
Belgium	—	730,486	—	730,486
Chile	—	891,384	—	891,384
China	469,947	3,016,633	—	3,486,580
Denmark	—	1,523,630	—	1,523,630
Finland	—	2,574,994	—	2,574,994
France	—	17,410,253	—	17,410,253
Germany	320,778	7,850,182	—	8,170,960
Hong Kong	—	10,163,630	—	10,163,630
Indonesia	—	209,935	—	209,935
Italy	—	9,747,511	—	9,747,511
Ivory Coast	—	837,832	—	837,832
Japan	—	87,853,494	—	87,853,494
Jordan	—	1,086,429	—	1,086,429
Luxembourg	—	302,576	—	302,576
Macau	—	238,967	—	238,967
Mexico	—	570,078	—	570,078
Netherlands	—	6,592,290	—	6,592,290
New Zealand	82,628	865,382	—	948,010
Norway	—	4,274,430	—	4,274,430
Poland	—	14,826	—	14,826
Portugal	—	1,460,531	—	1,460,531
Russia	—	—	— (a)	— (a)
Singapore	—	10,144,731	—	10,144,731
South Africa	—	1,103,018	—	1,103,018
South Korea	—	24,922,373	—	24,922,373
Spain	—	8,224,405	—	8,224,405
Sweden	—	7,882,444	—	7,882,444
Switzerland	—	4,566,859	—	4,566,859
Thailand	—	488,413	—	488,413
United Kingdom	—	55,548,723	—	55,548,723
United States	—	11,869,877	—	11,869,877
Total Common Stocks	1,086,257	320,826,588	— (a)	321,912,845
Short-Term Investments
Investment Companies	188,082	—	—	188,082
Investment of Cash Collateral from Securities Loaned	6,316,151	—	—	6,316,151
Total Short-Term Investments	6,504,233	—	—	6,504,233
Total Investments in Securities	$7,590,490	$320,826,588	$— (a)	$328,417,078
Appreciation in Other Financial Instruments
Futures Contracts	$60,113	$—	$—	$60,113

(a)	Value is zero.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	175

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
U.S. Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$353,582,830	$—	$— (b)	$353,582,830
Appreciation in Other Financial Instruments
Futures Contracts (a)	$13,298	$—	$—	$13,298

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.

U.S. Mid Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$345,110,079	$—	$— (b)	$345,110,079
Appreciation in Other Financial Instruments
Futures Contracts (a)	$4,898	$—	$—	$4,898

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.

U.S. Small Cap Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$814,335	$—	$—	$814,335
Automobiles & Parts	1,658,662	—	—	1,658,662
Banks	22,535,414	—	—	22,535,414
Beverages	4,350,674	—	—	4,350,674
Chemicals	13,848,321	—	—	13,848,321
Construction & Materials	14,894,880	—	—	14,894,880
Consumer Services	8,937,027	—	—	8,937,027
Electricity	8,171,680	—	—	8,171,680
Electronic & Electrical Equipment	4,278,348	—	—	4,278,348
Finance & Credit Services	6,814,120	—	—	6,814,120
Food Producers	15,279,910	—	—	15,279,910
Gas, Water & Multi-utilities	17,133,212	—	—	17,133,212
General Industrials	5,897,095	—	—	5,897,095
Health Care Providers	11,503,956	—	—	11,503,956
Household Goods & Home Construction	14,502,118	—	—	14,502,118
Industrial Engineering	3,022,495	—	—	3,022,495
Industrial Materials	7,524,769	—	—	7,524,769
Industrial Metals & Mining	12,814,314	—	—	12,814,314
Industrial Support Services	10,308,410	—	—	10,308,410
Industrial Transportation	11,901,513	—	—	11,901,513
Investment Banking & Brokerage Services	5,073,967	—	—	5,073,967
Leisure Goods	2,960,582	—	—	2,960,582
Life Insurance	3,537,118	—	—	3,537,118
Media	1,517,046	—	—	1,517,046

176	J.P. Morgan Exchange-Traded Funds	April 30, 2025

U.S. Small Cap Equity ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Medical Equipment & Services	$10,989,096	$—	$—	$10,989,096
Mortgage Real Estate Investment Trusts	4,360,290	—	—	4,360,290
Non-life Insurance	5,612,529	—	—	5,612,529
Non-Renewable Energy	28,155,426	—	—	28,155,426
Personal Care, Drug & Grocery Stores	11,960,522	—	—	11,960,522
Personal Goods	5,342,030	—	—	5,342,030
Pharmaceuticals & Biotechnology	—	—	— (a)	— (a)
Pharmaceuticals, Biotechnology & Marijuana Producers	16,970,841	—	6,708	16,977,549
Precious Metals & Mining	3,349,558	—	—	3,349,558
Real Estate Investment & Services	7,057,615	—	—	7,057,615
Real Estate Investment Trusts	45,588,996	—	—	45,588,996
Renewable Energy	1,574,487	—	—	1,574,487
Retailers	7,731,171	—	—	7,731,171
Software & Computer Services	19,001,432	—	—	19,001,432
Technology Hardware & Equipment	20,649,207	—	—	20,649,207
Telecommunications Equipment	12,260,753	—	—	12,260,753
Telecommunications Service Providers	9,456,497	—	—	9,456,497
Tobacco	2,453,893	—	—	2,453,893
Travel & Leisure	2,201,195	—	—	2,201,195
Waste & Disposal Services	1,421,850	—	—	1,421,850
Total Common Stocks	425,417,354	—	6,708	425,424,062
Short-Term Investments
Investment Companies	425,406	—	—	425,406
Investment of Cash Collateral from Securities Loaned	7,492,149	—	—	7,492,149
Total Short-Term Investments	7,917,555	—	—	7,917,555
Total Investments in Securities	$433,334,909	$—	$6,708	$433,341,617
Appreciation in Other Financial Instruments
Futures Contracts	$19,609	$—	$—	$19,609

(a)	Value is zero.

U.S. Momentum Factor ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,360,358,492	$—	$— (b)	$1,360,358,492
Appreciation in Other Financial Instruments
Futures Contracts (a)	$4,554	$—	$—	$4,554

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	177

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
U.S. Quality Factor ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,709,367,980	$—	$—	$5,709,367,980
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(83)	$—	$—	$(83)

(a)	Please refer to the SOI for specifics of portfolio holdings.

U.S. Value Factor ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$509,271,704	$—	$—	$509,271,704
Appreciation in Other Financial Instruments
Futures Contracts (a)	$15,046	$—	$—	$15,046

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of April 30, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of April 30, 2025.

178	J.P. Morgan Exchange-Traded Funds	April 30, 2025

	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
BetaBuilders Canada ETF	$269,013,920	$(269,013,920)	$—
BetaBuilders Developed Asia Pacific ex-Japan ETF	7,621,838	(7,621,838)	—
BetaBuilders Emerging Markets Equity ETF	675,364	(675,364)	—
BetaBuilders Europe ETF	101,987,604	(101,987,604)	—
BetaBuilders International Equity ETF	64,574,591	(64,574,591)	—
BetaBuilders Japan ETF	55,363,340	(55,363,340)	—
BetaBuilders U.S. Equity ETF	1,470,761	(1,470,761)	—
BetaBuilders U.S. Mid Cap Equity ETF	33,640,148	(33,640,148)	—
BetaBuilders U.S. Small Cap Equity ETF	25,232,916	(25,232,916)	—
International Equity ETF	5,721,627	(5,721,627)	—
U.S. Equity ETF	179,503	(179,503)	—
U.S. Mid Cap Equity ETF	884,293	(884,293)	—
U.S. Small Cap Equity ETF	5,933,849	(5,933,849)	—
U.S. Momentum Factor ETF	4,358,534	(4,358,534)	—
U.S. Quality Factor ETF	2,027,747	(2,027,747)	—
U.S. Value Factor ETF	4,979,971	(4,979,971)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
Carbon Transition U.S. Equity ETF did not lend out any securities during the six months ended April 30, 2025. Emerging Markets Equity ETF did not have any securities out on loan at April 30, 2025.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
BetaBuilders Canada ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	$227,654,452	$5,359,054,379	$5,307,098,364	$—	$—	$279,610,467	279,610,467	$6,379,547 *	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

April 30, 2025	J.P. Morgan Exchange-Traded Funds	179

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
BetaBuilders Developed Asia Pacific ex-Japan ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	$35,199,421	$201,887,867	$225,322,700	$—	$—	$11,764,588	11,764,588	$835,332 *	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders Emerging Markets Equity ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	$47,125	$2,886,275	$2,224,634	$—	$—	$708,766	708,766	$5,358 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (a) (b)	9,314,174	143,016,403	141,845,285	—	—	10,485,292	10,485,292	311,020	—
Total	$9,361,299	$145,902,678	$144,069,919	$—	$—	$11,194,058		$316,378	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders Europe ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	$75,600,705	$322,623,418	$287,168,319	$—	$—	$111,055,804	111,055,804	$1,203,070 *	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

180	J.P. Morgan Exchange-Traded Funds	April 30, 2025

BetaBuilders International Equity ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	$15,951,317	$267,086,443	$213,846,529	$—	$—	$69,191,231	69,191,231	$758,373 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (a) (b)	19,826,097	99,815,229	103,931,224	—	—	15,710,102	15,710,102	507,672	—
Total	$35,777,414	$366,901,672	$317,777,753	$—	$—	$84,901,333		$1,266,045	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders Japan ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	$63,807,415	$486,840,928	$492,369,329	$—	$—	$58,279,014	58,279,014	$2,136,565 *	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders U.S. Equity ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$50,972,583	$7,132,219	$3,117,956	$948,930	$4,193,288	$60,129,064	245,806	$636,441	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (b) (c)	2,976,209	65,899,578	67,198,583	—	—	1,677,204	1,677,204	59,880 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (b) (c)	19,442,351	44,817,246	45,664,249	—	—	18,595,348	18,595,348	520,679	—
Total	$73,391,143	$117,849,043	$115,980,788	$948,930	$4,193,288	$80,401,616		$1,217,000	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of April 30, 2025.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	181

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders U.S. Mid Cap Equity ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	$46,831,039	$160,573,589	$172,626,173	$—	$—	$34,778,455	34,778,455	$851,476 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (a) (b)	8,076,683	54,741,367	41,746,003	—	—	21,072,047	21,072,047	375,392	—
Total	$54,907,722	$215,314,956	$214,372,176	$—	$—	$55,850,502		$1,226,868	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders U.S. Small Cap Equity ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	$19,349,471	$87,989,073	$80,657,171	$—	$—	$26,681,373	26,681,373	$466,034 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (a) (b)	4,153,660	16,965,686	16,491,826	—	—	4,627,520	4,627,520	107,230	—
Total	$23,503,131	$104,954,759	$97,148,997	$—	$—	$31,308,893		$573,264	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Carbon Transition U.S. Equity ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (a) (b)	$3,215	$76,058	$75,608	$—	$—	$3,665	3,665	$244	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.

182	J.P. Morgan Exchange-Traded Funds	April 30, 2025

Emerging Markets Equity ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	$—	$344,308	$344,308	$—	$—	$—	—	$662 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (a) (b)	1,185,453	14,315,542	14,956,409	—	—	544,586	544,586	16,331	—
Total	$1,185,453	$14,659,850	$15,300,717	$—	$—	$544,586		$16,993	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

International Equity ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.40% (a) (b)	$476,589	$11,321,479	$11,609,982	$(26)	$22	$188,082	188,044	$7,502	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	3,907,539	23,793,094	21,384,482	—	—	6,316,151	6,316,151	126,402 *	—
Total	$4,384,128	$35,114,573	$32,994,464	$(26)	$22	$6,504,233		$133,904	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Equity ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	$182,000	$2,036,583	$2,036,278	$—	$—	$182,305	182,305	$1,855 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (a) (b)	712,498	9,918,508	8,945,975	—	—	1,685,031	1,685,031	21,309	—
Total	$894,498	$11,955,091	$10,982,253	$—	$—	$1,867,336		$23,164	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

April 30, 2025	J.P. Morgan Exchange-Traded Funds	183

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
U.S. Mid Cap Equity ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	$167,244	$12,895,246	$12,165,582	$—	$—	$896,908	896,908	$23,283 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (a) (b)	515,360	12,429,742	11,740,484	—	—	1,204,618	1,204,618	14,276	—
Total	$682,604	$25,324,988	$23,906,066	$—	$—	$2,101,526		$37,559	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Small Cap Equity ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	$12,534,155	$56,656,480	$61,698,486	$—	$—	$7,492,149	7,492,149	$248,109 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (a) (b)	773,904	16,324,660	16,673,158	—	—	425,406	425,406	24,158	—
Total	$13,308,059	$72,981,140	$78,371,644	$—	$—	$7,917,555		$272,267	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Momentum Factor ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	$1,591,982	$72,711,624	$69,842,403	$—	$—	$4,461,203	4,461,203	$96,262 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (a) (b)	2,150,007	21,508,872	18,966,691	—	—	4,692,188	4,692,188	43,338	—
Total	$3,741,989	$94,220,496	$88,809,094	$—	$—	$9,153,391		$139,600	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

184	J.P. Morgan Exchange-Traded Funds	April 30, 2025

U.S. Quality Factor ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	$6,177,185	$63,430,911	$67,561,268	$—	$—	$2,046,828	2,046,828	$128,216 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (a) (b)	4,594,496	77,320,933	74,881,189	—	—	7,034,240	7,034,240	190,787	—
Total	$10,771,681	$140,751,844	$142,442,457	$—	$—	$9,081,068		$319,003	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Value Factor ETF
For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.39% (a) (b)	$5,014,297	$40,115,382	$39,878,273	$—	$—	$5,251,406	5,251,406	$143,294 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.29% (a) (b)	407,337	16,341,484	15,886,422	—	—	862,399	862,399	26,469	—
Total	$5,421,634	$56,456,866	$55,764,695	$—	$—	$6,113,805		$169,763	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
F. Futures Contracts— The Funds used index futures contracts to obtain long exposure to gain or reduce exposure to the stock market, to gain or reduce exposure to particular countries or regions, maintain liquidity, minimize transaction costs or to manage and hedge interest rate risk associated with portfolio investments.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	185

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Derivatives Volume
The table below discloses the volume of the Funds' futures contracts activity during the six months ended April 30, 2025.
	BetaBuilders Canada ETF	BetaBuilders Developed Asia Pacific ex-Japan ETF	BetaBuilders Emerging Markets Equity ETF	BetaBuilders Europe ETF
Futures Contracts:
Average Notional Balance Long	$52,468,873	$33,476,811	$9,441,541	$56,928,824
Ending Notional Balance Long	61,296,823	26,474,892	8,820,525	60,075,336

	BetaBuilders International Equity ETF	BetaBuilders Japan ETF	BetaBuilders U.S. Equity ETF	BetaBuilders U.S. Mid Cap Equity ETF
Futures Contracts:
Average Notional Balance Long	$39,025,916	$111,097,395	$24,552,245	$17,626,547
Ending Notional Balance Long	48,270,510	161,438,838	22,069,638	26,858,620

	BetaBuilders U.S. Small Cap Equity ETF	Carbon Transition U.S. Equity ETF	Emerging Markets Equity ETF	International Equity ETF
Futures Contracts:
Average Notional Balance Long	$4,792,481	$8,369	$212,811	$1,876,285
Ending Notional Balance Long	5,028,090	—	499,275	2,245,140

	U.S. Equity ETF	U.S. Mid Cap Equity ETF	U.S. Small Cap Equity ETF	U.S. Momentum Factor ETF
Futures Contracts:
Average Notional Balance Long	$671,364	$530,331	$715,859	$1,635,307
Ending Notional Balance Long	279,363	285,730	492,950	1,117,450

	U.S. Quality Factor ETF	U.S. Value Factor ETF
Futures Contracts:
Average Notional Balance Long	$9,205,652	$969,234
Ending Notional Balance Long	7,542,788	558,725
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.

186	J.P. Morgan Exchange-Traded Funds	April 30, 2025

Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of April 30, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
I. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly, except for BetaBuilders Japan ETF, for which distributions are generally declared and paid at least annually. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
K. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
L. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Management Fee—JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

BetaBuilders Canada ETF	0.19%
BetaBuilders Developed Asia Pacific ex-Japan ETF	0.19
BetaBuilders Emerging Markets Equity ETF	0.15
BetaBuilders Europe ETF	0.09
BetaBuilders International Equity ETF	0.07
BetaBuilders Japan ETF	0.19
BetaBuilders U.S. Equity ETF	0.02
BetaBuilders U.S. Mid Cap Equity ETF	0.07
BetaBuilders U.S. Small Cap Equity ETF	0.09
Carbon Transition U.S. Equity ETF	0.15
Emerging Markets Equity ETF	0.44

April 30, 2025	J.P. Morgan Exchange-Traded Funds	187

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)

International Equity ETF	0.37%
U.S. Equity ETF	0.18
U.S. Mid Cap Equity ETF	0.24
U.S. Small Cap Equity ETF	0.29
U.S. Momentum Factor ETF	0.12
U.S. Quality Factor ETF	0.12
U.S. Value Factor ETF	0.12
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
BetaBuilders Canada ETF	$85,108,171	$76,161,213
BetaBuilders Developed Asia Pacific ex-Japan ETF	116,316,182	80,182,353
BetaBuilders Emerging Markets Equity ETF	314,974,842	28,617,639

188	J.P. Morgan Exchange-Traded Funds	April 30, 2025

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
BetaBuilders Europe ETF	$73,728,946	$113,684,037
BetaBuilders International Equity ETF	118,469,288	112,361,847
BetaBuilders Japan ETF	166,532,013	357,405,887
BetaBuilders U.S. Equity ETF	60,098,368	56,397,016
BetaBuilders U.S. Mid Cap Equity ETF	131,236,922	148,826,036
BetaBuilders U.S. Small Cap Equity ETF	60,017,680	60,003,509
Carbon Transition U.S. Equity ETF	867,139	1,109,887
Emerging Markets Equity ETF	40,925,492	42,425,442
International Equity ETF	39,154,247	44,976,159
U.S. Equity ETF	52,330,552	52,845,984
U.S. Mid Cap Equity ETF	47,908,385	48,423,472
U.S. Small Cap Equity ETF	66,688,569	66,630,512
U.S. Momentum Factor ETF	247,735,362	255,520,457
U.S. Quality Factor ETF	489,026,612	507,307,992
U.S. Value Factor ETF	87,045,581	88,361,578
During the six months ended April 30, 2025, there were no purchases or sales of U.S. Government securities.
For the six months ended April 30, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
BetaBuilders Canada ETF	$497,719,309	$299,548,472
BetaBuilders Developed Asia Pacific ex-Japan ETF	182,661,825	17,646,994
BetaBuilders Emerging Markets Equity ETF	35,655,182	—
BetaBuilders Europe ETF	231,361,441	2,828,717,294
BetaBuilders International Equity ETF	244,258,299	218,379,023
BetaBuilders Japan ETF	891,165,788	903,053,302
BetaBuilders U.S. Equity ETF	513,877,529	136,073,918
BetaBuilders U.S. Mid Cap Equity ETF	494,712,376	436,124,126
BetaBuilders U.S. Small Cap Equity ETF	125,653,427	85,116,698
Carbon Transition U.S. Equity ETF	3,887,370	5,552,902
International Equity ETF	—	29,971,539
U.S. Equity ETF	12,004,767	77,201,802
U.S. Mid Cap Equity ETF	54,509,091	94,123,039
U.S. Small Cap Equity ETF	47,814,949	63,259,202
U.S. Momentum Factor ETF	504,680,772	298,661,796
U.S. Quality Factor ETF	1,805,034,526	1,110,559,352
U.S. Value Factor ETF	56,650,226	171,974,357
During the six months ended April 30, 2025, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2025 were as follows:

April 30, 2025	J.P. Morgan Exchange-Traded Funds	189

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BetaBuilders Canada ETF	$6,091,876,933	$2,053,869,052	$152,076,191	$1,901,792,861
BetaBuilders Developed Asia Pacific ex-Japan ETF	4,720,517,397	673,404,376	610,451,850	62,952,526
BetaBuilders Emerging Markets Equity ETF	864,540,822	125,605,748	54,094,603	71,511,145
BetaBuilders Europe ETF	4,172,943,491	683,975,056	470,410,786	213,564,270
BetaBuilders International Equity ETF	4,340,006,135	1,133,430,981	274,484,560	858,946,421
BetaBuilders Japan ETF	11,027,628,484	2,126,533,935	955,030,211	1,171,503,724
BetaBuilders U.S. Equity ETF	3,601,756,853	850,464,280	168,249,146	682,215,134
BetaBuilders U.S. Mid Cap Equity ETF	1,739,245,653	198,725,489	192,582,174	6,143,315
BetaBuilders U.S. Small Cap Equity ETF	563,096,899	51,772,424	90,715,729	(38,943,305)
Carbon Transition U.S. Equity ETF	5,982,193	156,769	488,923	(332,154)
Emerging Markets Equity ETF	288,951,983	60,860,539	27,322,912	33,537,627
International Equity ETF	299,753,098	59,334,609	30,610,516	28,724,093
U.S. Equity ETF	308,802,737	63,456,983	18,663,592	44,793,391
U.S. Mid Cap Equity ETF	329,210,878	40,185,288	24,281,189	15,904,099
U.S. Small Cap Equity ETF	453,431,072	45,532,974	65,602,820	(20,069,846)
U.S. Momentum Factor ETF	1,285,922,349	120,754,841	46,314,144	74,440,697
U.S. Quality Factor ETF	5,428,346,221	509,046,488	228,024,812	281,021,676
U.S. Value Factor ETF	543,011,058	41,060,870	74,785,178	(33,724,308)
At October 31, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
BetaBuilders Canada ETF	$57,170,418	$191,742,217
BetaBuilders Developed Asia Pacific ex-Japan ETF	96,343,504	197,711,620
BetaBuilders Emerging Markets Equity ETF	136,784	2,166,939
BetaBuilders Europe ETF	132,359,431	319,142,619
BetaBuilders International Equity ETF	30,396,198	101,238,823
BetaBuilders Japan ETF	83,531,908	418,082,943
BetaBuilders U.S. Equity ETF	29,641,655	20,775,450
BetaBuilders U.S. Mid Cap Equity ETF	165,369,980	186,072,340
BetaBuilders U.S. Small Cap Equity ETF	72,481,715	106,671,421
Carbon Transition U.S. Equity ETF	1,530,026 *	1,350,472 *
Emerging Markets Equity ETF	28,281,683	9,258,545
International Equity ETF	52,421,265	114,179,388
U.S. Equity ETF	33,099,918	19,698,682
U.S. Mid Cap Equity ETF	22,374,080	17,507,163
U.S. Small Cap Equity ETF	27,204,732	19,351,898
U.S. Momentum Factor ETF	48,750,631	14,538,327
U.S. Quality Factor ETF	88,480,552	34,889,523
U.S. Value Factor ETF	49,858,577	37,431,372

*	Amount includes capital loss carryforwards which are limited in future years under Internal Revenue Code sections 381-384.
As of October 31, 2024, the following Funds utilized net capital loss carryforwards as follows:

190	J.P. Morgan Exchange-Traded Funds	April 30, 2025

	Capital Loss Utilized
	Short-Term	Long-Term
BetaBuilders Canada ETF	$7,100,296	$—
BetaBuilders Developed Asia Pacific ex-Japan ETF	6,789,652	—
BetaBuilders Emerging Markets Equity ETF	398,401	—
BetaBuilders U.S. Equity ETF	889,148	—
International Equity ETF	1,263,366	—
U.S. Equity ETF	1,457,261	3,221,013
U.S. Small Cap Equity ETF	3,146,118	2,444,721
U.S. Value Factor ETF	3,866,298	—
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, BetaBuilders U.S. Small Cap Equity ETF, Carbon Transition U.S. Equity ETF and International Equity ETF, and plus at least 110% for Emerging Markets Equity ETF of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund at April 30, 2025. Average borrowings from the Facility during the six months ended April 30, 2025 were as follows:
	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
BetaBuilders Japan ETF	$3,189,581	5.31%	3	$1,411
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the period ended April 30, 2025.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	191

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
As of April 30, 2025, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
BetaBuilders Emerging Markets Equity ETF	— %	64.4%
BetaBuilders International Equity ETF	—	65.5
BetaBuilders U.S. Mid Cap Equity ETF	50.1	42.9
BetaBuilders U.S. Small Cap Equity ETF	—	73.5
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
Significant shareholder transactions by the Adviser may impact the Funds' performance and liquidity.
BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Emerging Markets Equity ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, Emerging Markets Equity ETF and International Equity ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject each of these Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.
As of April 30, 2025, the following Funds had non-U.S. country allocations representing greater than 10% of total investments (excluding investment of cash collateral from securities loaned) as follows:
	BetaBuilders Canada ETF	BetaBuilders Developed Asia Pacific ex-Japan ETF	BetaBuilders Emerging Markets Equity ETF	BetaBuilders Europe ETF	BetaBuilders International Equity ETF	BetaBuilders Japan ETF	Emerging Markets Equity ETF	International Equity ETF
Australia	— %	62.9%	— %	— %	— %	— %	— %	11.4%
Brazil	—	—	—	—	—	—	11.4	—
Canada	94.4	—	—	—	—	—	—	—
China	—	—	28.4	—	—	—	19.3	—
France	—	—	—	14.0	—	—	—	—
Germany	—	—	—	14.8	—	—	—	—
Hong Kong	—	15.5	—	—	—	—	—	—
India	—	—	20.5	—	—	—	11.1	—
Japan	—	—	—	—	23.7	100.0	—	27.3
Singapore	—	12.7	—	—	—	—	—	—
Taiwan	—	—	16.8	—	—	—	11.1	—
United Kingdom	—	—	—	18.2	11.9	—	—	17.2
As of April 30, 2025, a significant portion of the investments of the BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, Emerging Markets Equity ETF and International Equity ETF consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the

192	J.P. Morgan Exchange-Traded Funds	April 30, 2025

derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
The Funds may not track the return of their underlying index for a number of reasons and therefore may not achieve their investment objective. For example, the Funds incur a number of operating expenses not applicable to their underlying index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the underlying index. In addition, each Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return may differ from the return of the underlying index.
BetaBuilders Canada ETF, BetaBuilders Developed Asia Pacific ex-Japan ETF, BetaBuilders Emerging Markets Equity ETF, BetaBuilders Europe ETF, BetaBuilders International Equity ETF, BetaBuilders Japan ETF, Emerging Markets Equity ETF and International Equity ETF invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Funds' ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. Emerging Markets Equity ETF invests a substantial portion of its assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable.
Additionally, the Funds may have substantial difficulties exercising their legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund's underlying index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	193

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THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. April 2025.
SAN-ETF-425

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.
Statement Regarding Basis for Approval of Management Agreements
Not applicable.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
April 30, 2025 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan Climate Change Solutions ETF	TEMP	NYSE Arca, Inc.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.8%
Australia — 1.9%
Brambles Ltd.	9,484	124,635
Austria — 0.9%
ANDRITZ AG	782	56,194
Belgium — 0.3%
Deme Group NV	155	23,234
Canada — 1.4%
West Fraser Timber Co. Ltd.	792	58,639
WSP Global, Inc.	187	33,146
		91,785
China — 2.8%
BYD Co. Ltd., Class H	1,000	47,496
Contemporary Amperex Technology Co. Ltd., Class A	2,620	83,700
NARI Technology Co. Ltd., Class A	16,220	49,447
		180,643
Denmark — 2.0%
NKT A/S *	395	32,162
Novonesis Novozymes B	1,504	97,696
		129,858
France — 6.7%
Dassault Systemes SE	1,034	38,750
Nexans SA	1,705	187,309
SPIE SA	4,280	209,774
		435,833
Germany — 3.5%
Infineon Technologies AG	1,342	44,451
Mercedes-Benz Group AG	604	36,112
Nemetschek SE	353	46,908
Siemens AG (Registered)	431	99,243
		226,714
Ireland — 1.5%
Kingspan Group plc	1,159	97,802
Italy — 3.1%
Enel SpA	7,398	64,133
Prysmian SpA	2,564	140,846
		204,979
Japan — 7.4%
Hitachi Ltd.	11,000	271,870
Keyence Corp.	400	167,237
Kurita Water Industries Ltd.	1,300	43,040
		482,147
INVESTMENTS	SHARES	VALUE($)

Netherlands — 1.5%
Arcadis NV	1,973	95,673
Portugal — 0.2%
EDP SA	3,426	13,504
Spain — 4.1%
Iberdrola SA	14,875	268,135
Sweden — 3.9%
Atlas Copco AB, Class A	6,167	95,457
Boliden AB *	2,804	85,915
Volvo AB, Class B	2,748	74,700
		256,072
Switzerland — 1.2%
TE Connectivity plc	520	76,118
Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	637	106,182
United Kingdom — 6.4%
Severn Trent plc	3,797	141,238
SSE plc	12,409	279,774
		421,012
United States — 47.4%
Acuity, Inc.	120	29,233
AGCO Corp.	1,386	117,574
Autodesk, Inc. *	413	113,265
Badger Meter, Inc.	62	13,691
Carlisle Cos., Inc.	193	73,240
Carrier Global Corp.	1,336	83,553
CNH Industrial NV	6,751	78,109
Crown Holdings, Inc.	721	69,454
Deere & Co.	323	149,730
Generac Holdings, Inc. *	1,042	119,184
Gibraltar Industries, Inc. *	1,220	64,599
Hubbell, Inc.	364	132,198
Itron, Inc. *	604	67,219
NextEra Energy, Inc.	2,730	182,582
NVIDIA Corp.	566	61,649
Owens Corning	1,196	173,910
Pentair plc	902	81,839
Public Service Enterprise Group, Inc.	1,156	92,399
Quanta Services, Inc.	955	279,519
Schneider Electric SE	202	47,197
Steel Dynamics, Inc.	281	36,449
Tetra Tech, Inc.	5,119	159,662
Trane Technologies plc	727	278,666
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF April 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Valmont Industries, Inc.	218	63,922
Veralto Corp.	1,718	164,756
Watts Water Technologies, Inc., Class A	188	39,057
Westinghouse Air Brake Technologies Corp.	516	95,326
Xylem, Inc.	1,211	146,010
Zoom Communications, Inc., Class A *	1,080	83,743
		3,097,735
Total Common Stocks (Cost $6,072,101)		6,388,255
Total Investments — 97.8% (Cost $6,072,101)		6,388,255
Other Assets in Excess of Liabilities — 2.2%		143,156
NET ASSETS — 100.0%		6,531,411

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

*	Non-income producing security.
Summary of Investments by Industry, April 30, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Machinery	15.3%
Electrical Equipment	12.9
Electric Utilities	12.7
Building Products	12.1
Commercial Services & Supplies	10.3
Construction & Engineering	6.3
Industrial Conglomerates	5.8
Electronic Equipment, Instruments & Components	5.1
Software	4.4
Semiconductors & Semiconductor Equipment	3.3
Water Utilities	2.2
Metals & Mining	1.9
Chemicals	1.5
Professional Services	1.5
Multi-Utilities	1.4
Automobiles	1.3
Containers & Packaging	1.1
Paper & Forest Products	0.9
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	April 30, 2025

STATEMENT OF ASSETS AND LIABILITIES
AS OF April 30, 2025 (Unaudited)

JPMorgan Climate Change Solutions ETF
ASSETS:
Investments in non-affiliates, at value	$6,388,255
Foreign currency, at value	35
Receivables:
Investment securities sold	136,207
Fund shares sold	36,202
Dividends from non-affiliates	3,440
Tax reclaims	21,367
Total Assets	6,585,506
LIABILITIES:
Payables:
Due to custodian	25,015
Investment securities purchased	26,992
Accrued liabilities:
Management fees (See Note 3.A.)	2,088
Total Liabilities	54,095
Net Assets	$6,531,411
NET ASSETS:
Paid-in-Capital	$10,200,613
Total distributable earnings (loss)	(3,669,202)
Total Net Assets	$6,531,411
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	150,000
Net asset value, per share	$43.54
Cost of investments in non-affiliates	$6,072,101
Cost of foreign currency	34
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	3

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED April 30, 2025 (Unaudited)

JPMorgan Climate Change Solutions ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$41
Interest income from affiliates	386
Dividend income from non-affiliates	49,477
Dividend income from affiliates	1,105
Non-cash dividend income from non-affiliates	9,030
Foreign taxes withheld (net)	(3,819)
Total investment income	56,220
EXPENSES:
Management fees (See Note 3.A.)	22,933
Total expenses	22,933
Net investment income (loss)	33,287
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	18,466
Investments in affiliates	(6)
In-kind redemptions of investments in non-affiliates (See Note 4)	1,170,285
Foreign currency transactions	(1,504)
Net realized gain (loss)	1,187,241
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(2,008,547)
Foreign currency translations	1,091
Change in net unrealized appreciation/depreciation	(2,007,456)
Net realized/unrealized gains (losses)	(820,215)
Change in net assets resulting from operations	$(786,928)
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	April 30, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Climate Change Solutions ETF
	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$33,287	$220,217
Net realized gain (loss)	1,187,241	1,537,859
Change in net unrealized appreciation/depreciation	(2,007,456)	4,890,336
Change in net assets resulting from operations	(786,928)	6,648,412
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(217,006)	(249,706)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(7,817,955)	(9,857,919)
NET ASSETS:
Change in net assets	(8,821,889)	(3,459,213)
Beginning of period	15,353,300	18,812,513
End of period	$6,531,411	$15,353,300
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,088,866	$72
Cost of shares redeemed	(8,906,821)	(9,857,991)
Total change in net assets resulting from capital transactions	$(7,817,955)	$(9,857,919)
SHARE TRANSACTIONS:
Issued	25,000	—
Redeemed	(200,000)	(225,000)
Net decrease in shares from share transactions	(175,000)	(225,000)
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	5

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Climate Change Solutions ETF
Six Months Ended April 30, 2025 (Unaudited)	$47.24	$0.16	$(3.19)	$(3.03)	$(0.67)
Year Ended October 31, 2024	34.20	0.44	13.05	13.49	(0.45)
Year Ended October 31, 2023	35.56	0.44	(1.40)	(0.96)	(0.40)
December 13, 2021 (f) through October 31, 2022	48.00	0.43	(12.84)	(12.41)	(0.03)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The closing price was used to calculate the market price return.

(f)	Commencement of operations.
(g)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	April 30, 2025

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$43.54	$43.82	(6.44)%	(5.78)%	$6,531,411	0.49%	0.71%	29%
47.24	47.21	39.69	39.35	15,353,300	0.49	1.03	51
34.20	34.26	(2.80)	(3.04)	18,812,513	0.49	1.12	43
35.56	35.71	(25.87)	(25.56)(g)	19,560,686	0.49	1.26	32
SEE NOTES TO FINANCIAL STATEMENTS.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	7

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan Climate Change Solutions ETF (the “Fund”) is a separate diversified series of the Trust covered in this report.
The investment objective of the Fund is to seek to achieve long-term capital appreciation by investing in companies that the adviser believes are developing solutions to address climate change.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
Shares of the Fund are listed and traded at market price on the NYSE Arca, Inc. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission ("SEC") Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

8	J.P. Morgan Exchange-Traded Funds	April 30, 2025

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$124,635	$—	$124,635
Austria	—	56,194	—	56,194
Belgium	—	23,234	—	23,234
Canada	91,785	—	—	91,785
China	—	180,643	—	180,643
Denmark	—	129,858	—	129,858
France	—	435,833	—	435,833
Germany	—	226,714	—	226,714
Ireland	—	97,802	—	97,802
Italy	—	204,979	—	204,979
Japan	—	482,147	—	482,147
Netherlands	—	95,673	—	95,673
Portugal	—	13,504	—	13,504
Spain	—	268,135	—	268,135
Sweden	—	256,072	—	256,072
Switzerland	76,118	—	—	76,118
Taiwan	106,182	—	—	106,182
United Kingdom	—	421,012	—	421,012
United States	3,050,538	47,197	—	3,097,735
Total Common Stocks	3,324,623	3,063,632	—	6,388,255
Total Investments in Securities	$3,324,623	$3,063,632	$—	$6,388,255
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.
As of April 30, 2025, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	9

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not lend out any securities during the six months ended April 30, 2025.
D. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended April 30, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at April 30, 2025	Shares at April 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.40% (a) (b)	$—	$826,934	$826,928	$(6)	$—	$—	—	$1,105	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of April 30, 2025.
E. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statement of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.
F. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the

10	J.P. Morgan Exchange-Traded Funds	April 30, 2025

components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
G. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of April 30, 2025, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
H. Foreign Taxes—The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When a capital gains tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
J. Segment Reporting — The Fund adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
K. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Management Fee— JPMIM manages the investments of the Fund pursuant to the Management Agreement. For such services, JPMIM is paid a fee, which is accrued daily and paid no more frequently than monthly at an annual rate of 0.49% of the Fund's average daily net assets.
Under the Management Agreement, JPMIM is responsible for substantially all expenses of the Fund, (including expenses of the Trust relating to the Fund), except for the management fee, payments under the Fund's 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through the Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by the Fund exceeds the fee payable to the Adviser, the Adviser will reimburse the Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Fund. Pursuant to the Management Agreement for the Fund, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Fund. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by the Management Agreement.

April 30, 2025	J.P. Morgan Exchange-Traded Funds	11

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under the Management Agreement as described in Note 3.A.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended April 30, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$2,738,558	$3,140,135
During the six months ended April 30, 2025, there were no purchases or sales of U.S. Government securities.
For the six months ended April 30, 2025, in-kind transactions associated with creations and redemptions were as follows:
In-Kind Purchases	In-Kind Sales
$1,052,571	$8,626,603
During the six months ended April 30, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at April 30, 2025 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$6,072,101	$626,032	$309,878	$316,154
At October 31, 2024, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$3,780,957	$1,396,057
During the year ended October 31, 2024, the Fund utilized capital loss carryforwards as follows:

12	J.P. Morgan Exchange-Traded Funds	April 30, 2025

Capital Loss Utilized
Short-Term
$172,755
6. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statement of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund's shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of the Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund's registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount plus at least 105% for the Fund of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended April 30, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended April 30, 2025.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
Significant shareholder transactions by the Adviser may impact the Fund's performance.
The Fund's investment strategy may result in the Fund investing in securities or industry sectors that underperform the market. The Fund's focus on securities of issuers that, in the Adviser’s opinion, are developing solutions to address climate change and benefit from growing demand for such solutions will result in exposure to certain market segments including transportation, construction, food and water, renewable energy and electrification and recycling and reuse. The Fund will be more susceptible to events or factors affecting such market segments, and the market prices of its portfolio securities may be more volatile than those of the funds that are more diversified. The Fund is particularly exposed to, and may be negatively impacted by changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments. Companies involved in renewable energy and electrification also may be adversely affected by the increased use of, or decreases in prices for, oil or other fossil fuels. In addition, scientific developments, such as breakthroughs in the remediation of climate change, and changes in governmental policies relating to the effects of pollution may affect investments in pollution control, which could in turn affect these companies. Such companies also may be significantly affected by technological changes in industries focusing on energy, pollution control and mitigation of climate change. Because society’s focus on climate change issues is relatively new, the emphasis and direction of governmental policies is subject to significant change, and rapid technological change could render even new approaches and products obsolete. The Adviser may consider certain factors related to climate change that may

April 30, 2025	J.P. Morgan Exchange-Traded Funds	13

NOTES TO FINANCIAL STATEMENTS
AS OF April 30, 2025 (Unaudited) (continued)
cause it to perform differently compared to the funds that do not have such considerations. The consideration of these factors may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for climate change reasons when it might otherwise be disadvantageous for it to do so. In addition, there is a risk that the companies identified by the Adviser do not operate as expected when addressing climate changes issues. There are significant differences in interpretations of what it means for a company to have solutions that address climate change.
The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
Investing in securities of foreign countries may include certain risks and considerations not typically associated with investing in U.S. securities. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and currencies, and future and adverse political, social and economic developments.
The Fund invests in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The Fund invests a substantial portion of its assets in emerging market countries. These risks are magnified in countries in emerging markets. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. Additionally, the Fund may have substantial difficulties exercising its legal rights or enforcing a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular in emerging market countries, which can increase the risks of loss.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund's underlying index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

14	J.P. Morgan Exchange-Traded Funds	April 30, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. April 2025.
SAN-SUS-ETF-425

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.
Statement Regarding Basis for Approval of Management Agreement
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
June 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
June 25, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
June 25, 2025